UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23799

AB ACTIVE ETFs, INC.

(Exact name of registrant as specified in charter)

66 Hudson Boulevard East

New York, New York 10005

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

AllianceBernstein L.P.

66 Hudson Boulevard East

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2026

Date of reporting period: May 31, 2026

ITEM 1. REPORTS TO STOCKHOLDERS.

CAM

May 31, 2026

AB California Intermediate Municipal ETF

Principal Listing Exchange: NYSE Arca

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Fund Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB California Intermediate Municipal ETF (the “Fund”) for the period of October 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/CAM-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB California Intermediate Municipal ETF	$14	0.27%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$1,165,621,208
# of Portfolio Holdings	417
Portfolio Turnover Rate	12%
Total Advisory Fees Paid (Net)	$1,514,127

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Table Summary
AAA	4.4%
AA	49.6%
A	21.3%
BBB	9.2%
BB	3.1%
B	0.1%
A-1+	5.2%
Not Rated	7.1%
Total	100.0%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

CAM

1

State Breakdown (% of Net Assets)

Table Summary
California	93.1%
Guam	1.7%
New Jersey	1.2%
Puerto Rico	1.1%
Illinois	0.5%
Kentucky	0.4%
Wisconsin	0.2%
Georgia	0.2%
American Samoa	0.1%
Ohio	0.1%
Pennsylvania	0.1%
Washington	0.1%
Other	0.5%
Other assets less liabilities	0.7%
Total	100.0%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/CAM-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

AB ETFs are distributed by Foreside Fund Services, LLC; Foreside is not related to AllianceBernstein or its affiliates.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

ETF-CAM-0154-0526

CAM

2

BUFC

May 31, 2026

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Fund Information

AB Conservative Buffer ETF

Principal Listing Exchange: NASDAQ

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Conservative Buffer ETF (the “Fund”) for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/BUFC-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Conservative Buffer ETF	$35	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$1,060,151,207
# of Portfolio Holdings	3
Portfolio Turnover Rate	0%
Total Advisory Fees Paid (Net)	$3,480,849

Graphical Representation of Holdings

Sector Breakdown (% of Net Assets)

Table Summary
Options on Equity Indices	103.2%
Short-Term Investments	0.5%
Other assets less liabilities	-3.7%
Total	100.0%

BUFC

1

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/BUFC-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

AB ETFs are distributed by Foreside Fund Services, LLC; Foreside is not related to AllianceBernstein or its affiliates.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

ETF-CB-0154-0526

BUFC

2

CORB

May 31, 2026

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Fund Information

AB Core Bond ETF

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Core Bond ETF (the “Fund”) for the period of October 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/ab/CORB-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Core Bond ETF	$14	0.28%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$1,055,945,571
# of Portfolio Holdings	695
Portfolio Turnover Rate	106%
Total Advisory Fees Paid (Net)	$1,305,637

Graphical Representation of Holdings

Security Type Breakdown (% of Net Assets)

Table Summary
Governments - Treasuries	40.1%
Corporates - Investment Grade	31.2%
Mortgage Pass-Throughs	18.4%
Collateralized Mortgage Obligations	5.6%
Asset-Backed Securities	3.9%
Collateralized Loan Obligations	2.1%
Agencies	1.2%
Commercial Mortgage-Backed Securities	0.9%
Others	2.5%
Short-Term Investments	3.9%
Other assets less liabilities	-9.8%
Total	100.0%

CORB

1

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/ab/CORB-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

AB ETFs are distributed by Foreside Fund Services, LLC; Foreside is not related to AllianceBernstein or its affiliates.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

ETF-CORB-0154-0526

CORB

2

CPLS

May 31, 2026

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Fund Information

AB Core Plus Bond ETF

Principal Listing Exchange: NASDAQ

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Core Plus Bond ETF (the “Fund”) for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/CPLS-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Core Plus Bond ETF	$14	0.29%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$214,681,570
# of Portfolio Holdings	827
Portfolio Turnover Rate	64%
Total Advisory Fees Paid (Net)	$298,221

Graphical Representation of Holdings

Sector Breakdown (% of Net Assets)

Table Summary
Governments - Treasuries	43.4%
Industrial	25.9%
Financial Institutions	16.4%
Agency Fixed Rate 30-Year	4.3%
Utility	2.3%
CLO - Floating Rate	1.7%
Commercial Mortgage-Backed Securities	1.2%
Other ABS - Fixed Rate	0.6%
Autos - Fixed Rate	0.4%
Collateralized Mortgage Obligations	0.1%
Short-Term Investments	4.4%
Other assets less liabilities	-0.7%
Total	100.0%

CPLS

1

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/CPLS-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

AB ETFs are distributed by Foreside Fund Services, LLC; Foreside is not related to AllianceBernstein or its affiliates.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

ETF-CPB-0154-0526

CPLS

2

EYEG

May 31, 2026

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Fund Information

AB Corporate Bond ETF

Principal Listing Exchange: NASDAQ

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Corporate Bond ETF (the “Fund”) for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/EYEG-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Corporate Bond ETF	$15	0.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$26,542,454
# of Portfolio Holdings	310
Portfolio Turnover Rate	39%
Total Advisory Fees Paid (Net)	$39,943

Graphical Representation of Holdings

Sector Breakdown (% of Net Assets)

Table Summary
Industrial	57.7%
Financial Institutions	31.2%
Utility	8.1%
Short-Term Investments	0.5%
Other assets less liabilities	2.5%
Total	100.0%

EYEG

1

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/EYEG-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

AB ETFs are distributed by Foreside Fund Services, LLC; Foreside is not related to AllianceBernstein or its affiliates.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

ETF-COB-0154-0526

EYEG

2

HYFI

May 31, 2026

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Fund Information

AB High Yield ETF

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB High Yield ETF (the “Fund”) for the period of December 1, 2024 to May 31, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/HYFI-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB High Yield ETF	$20	0.40%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$341,005,321
# of Portfolio Holdings	698
Portfolio Turnover Rate	36%
Total Advisory Fees Paid (Net)	$625,362

Graphical Representation of Holdings

Sector Breakdown (% of Net Assets)

Table Summary
Industrial	81.5%
Financial Institutions	13.7%
Utility	0.7%
Industrials	0.2%
Communication Services	0.1%
Information Technology	0.1%
Health Care	0.0%
Financials	0.0%
Energy	0.0%
Consumer Discretionary	0.0%
Others	0.0%
Short-Term Investments	2.1%
Other assets less liabilities	1.6%
Total	100.0%

HYFI

1

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/HYFI-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

AB ETFs are distributed by Foreside Fund Services, LLC; Foreside is not related to AllianceBernstein or its affiliates.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

ETF-HY-0154-0526

HYFI

2

BUFI

May 31, 2026

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Fund Information

AB International Buffer ETF

Principal Listing Exchange: NASDAQ

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB International Buffer ETF (the “Fund”) for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/BUFI-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB International Buffer ETF	$36	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$128,296,859
# of Portfolio Holdings	3
Portfolio Turnover Rate	0%
Total Advisory Fees Paid (Net)	$343,676

Graphical Representation of Holdings

Portfolio Breakdown (% of Net Assets)

Table Summary
Purchased Options - Calls	99.1%
Purchased Options - Puts	2.1%
Short-Term Investments	0.5%
Other assets less liabilities	-1.7%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
United States	101.2%
Short-Term Investments	0.5%
Other assets less liabilities	-1.7%
Total	100.0%

BUFI

1

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/BUFI-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

AB ETFs are distributed by Foreside Fund Services, LLC; Foreside is not related to AllianceBernstein or its affiliates.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

ETF-IB-0154-0526

BUFI

2

IGGY

May 31, 2026

AB International Growth ETF

Principal Listing Exchange: NYSE Arca

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Fund Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB International Growth ETF (the “Fund”) for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/IGGY-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB International Growth ETF	$27	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$4,283,190
# of Portfolio Holdings	52
Portfolio Turnover Rate	28%
Total Advisory Fees Paid (Net)	$11,539

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	$329,320	7.7%
SK hynix, Inc.	$236,861	5.5%
ASML Holding NV	$208,463	4.9%
Tencent Holdings Ltd. - Class H	$178,241	4.2%
Sea Ltd. (ADR)	$163,045	3.8%
3i Group PLC	$115,948	2.7%
Kingspan Group PLC	$115,753	2.7%
Safran SA	$110,588	2.6%
Standard Chartered PLC	$105,604	2.4%
Canadian Pacific Kansas City Ltd.	$103,123	2.4%
Total	$1,666,946	38.9%

IGGY

1

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	33.9%
Industrials	28.6%
Consumer Discretionary	15.8%
Financials	11.1%
Communication Services	4.9%
Health Care	3.7%
Materials	1.3%
Short-Term Investments	1.3%
Other assets less liabilities	-0.6%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
China	13.0%
United Kingdom	12.9%
Netherlands	10.3%
Taiwan	7.7%
South Korea	7.5%
Canada	7.1%
Germany	6.3%
Sweden	5.4%
United States	4.2%
France	4.0%
Singapore	3.8%
Denmark	3.8%
Brazil	3.2%
Ireland	2.7%
Others	7.4%
Short-Term Investments	1.3%
Other assets less liabilities	-0.6%
Total	100.0%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/IGGY-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

AB ETFs are distributed by Foreside Fund Services, LLC; Foreside is not related to AllianceBernstein or its affiliates.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

ETF-IG-0154-0526

IGGY

2

ILOW

May 31, 2026

AB International Low Volatility Equity ETF

Principal Listing Exchange: NYSE Arca

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Fund Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB International Low Volatility Equity ETF (the “Fund”) for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ILOW-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB International Low Volatility Equity ETF	$26	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$1,768,231,007
# of Portfolio Holdings	86
Portfolio Turnover Rate	17%
Total Advisory Fees Paid (Net)	$4,081,946

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
ASML Holding NV	$50,704,977	2.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	$44,204,881	2.5%
Prysmian SpA	$37,735,436	2.1%
Schneider Electric SE	$37,134,014	2.1%
BAE Systems PLC	$35,034,743	2.0%
Novartis AG (REG)	$34,488,003	1.9%
AIB Group PLC	$31,605,851	1.8%
Roche Holding AG	$31,485,691	1.8%
Oversea-Chinese Banking Corp., Ltd.	$31,466,289	1.8%
ABB Ltd. (REG)	$31,350,838	1.8%
Total	$365,210,723	20.7%

ILOW

1

Sector Breakdown (% of Net Assets)

Table Summary
Financials	30.2%
Industrials	18.2%
Consumer Discretionary	11.5%
Consumer Staples	8.9%
Health Care	8.6%
Information Technology	8.1%
Communication Services	4.4%
Utilities	3.1%
Energy	3.1%
Materials	1.5%
Others	1.2%
Short-Term Investments	0.3%
Other assets less liabilities	0.9%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
United Kingdom	21.6%
Japan	13.7%
Italy	7.5%
Netherlands	7.4%
France	6.8%
United States	4.9%
Canada	4.3%
Switzerland	4.0%
Ireland	3.5%
Australia	2.9%
Singapore	2.6%
Taiwan	2.5%
Israel	2.3%
Hong Kong	2.1%
Others	12.7%
Short-Term Investments	0.3%
Other assets less liabilities	0.9%
Total	100.0%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ILOW-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

AB ETFs are distributed by Foreside Fund Services, LLC; Foreside is not related to AllianceBernstein or its affiliates.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

ETF-ILVE-0154-0526

ILOW

2

BUFM

May 31, 2026

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Fund Information

AB Moderate Buffer ETF

Principal Listing Exchange: NASDAQ

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Moderate Buffer ETF (the “Fund”) for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/BUFM-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Moderate Buffer ETF	$35	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$416,180,972
# of Portfolio Holdings	3
Portfolio Turnover Rate	0%
Total Advisory Fees Paid (Net)	$1,169,579

Graphical Representation of Holdings

Sector Breakdown (% of Net Assets)

Table Summary
Options on Equity Indices	103.3%
Short-Term Investments	0.5%
Other assets less liabilities	-3.8%
Total	100.0%

BUFM

1

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/BUFM-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

AB ETFs are distributed by Foreside Fund Services, LLC; Foreside is not related to AllianceBernstein or its affiliates.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

ETF-MB-0154-0526

BUFM

2

NYM

May 31, 2026

AB New York Intermediate Municipal ETF

Principal Listing Exchange: NYSE Arca

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Fund Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB New York Intermediate Municipal ETF (the “Fund”) for the period of October 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/NYM-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB New York Intermediate Municipal ETF	$14	0.27%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$1,303,846,204
# of Portfolio Holdings	399
Portfolio Turnover Rate	10%
Total Advisory Fees Paid (Net)	$1,746,867

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Table Summary
AAA	6.9%
AA	51.8%
A	17.8%
BBB	11.9%
BB	2.7%
B	0.3%
A-1+	4.6%
Not Rated	4.0%
Total	100.0%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

NYM

1

State Breakdown (% of Net Assets)

Table Summary
New York	87.6%
New Jersey	2.1%
Guam	2.0%
Puerto Rico	1.4%
Michigan	1.1%
Nebraska	0.8%
Connecticut	0.7%
Alabama	0.7%
Georgia	0.6%
South Carolina	0.4%
Wisconsin	0.3%
Texas	0.2%
Illinois	0.1%
Other	0.4%
Other assets less liabilities	1.6%
Total	100.0%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/NYM-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

AB ETFs are distributed by Foreside Fund Services, LLC; Foreside is not related to AllianceBernstein or its affiliates.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

ETF-NYM-0154-0526

NYM

2

SYFI

May 31, 2026

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Fund Information

AB Short Duration High Yield ETF

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Short Duration High Yield ETF (the “Fund”) for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/SYFI-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Short Duration High Yield ETF	$20	0.40%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$898,966,857
# of Portfolio Holdings	524
Portfolio Turnover Rate	35%
Total Advisory Fees Paid (Net)	$1,725,193

Graphical Representation of Holdings

Security Type Breakdown (% of Net Assets)

Table Summary
Corporates - Non-Investment Grade	79.4%
Corporates - Investment Grade	12.5%
Bank Loans	4.4%
Emerging Markets - Corporate Bonds	0.5%
Emerging Markets - Sovereigns	0.3%
Common Stocks	0.1%
Commercial Mortgage-Backed Securities	0.1%
Quasi-Sovereigns	0.0%
Others	0.0%
Short-Term Investments	1.6%
Other assets less liabilities	1.1%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
United States	80.9%
United Kingdom	3.8%
Canada	3.7%
Italy	1.8%
France	1.3%
Germany	1.0%
Luxembourg	0.9%
Ireland	0.9%
Spain	0.8%
Israel	0.3%
Hong Kong	0.3%
Puerto Rico	0.2%
Switzerland	0.2%
Japan	0.2%
Others	1.0%
Short-Term Investments	1.6%
Other assets less liabilities	1.1%
Total	100.0%

SYFI

1

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/SYFI-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

AB ETFs are distributed by Foreside Fund Services, LLC; Foreside is not related to AllianceBernstein or its affiliates.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

ETF-SDHY-0154-0526

SYFI

2

SDFI

May 31, 2026

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Fund Information

AB Short Duration Income ETF

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Short Duration Income ETF (the “Fund”) for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/SDFI-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Short Duration Income ETF	$15	0.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$174,087,188
# of Portfolio Holdings	552
Portfolio Turnover Rate	42%
Total Advisory Fees Paid (Net)	$239,250

Graphical Representation of Holdings

Security Type Breakdown (% of Net Assets)

Table Summary
Corporates - Investment Grade	42.9%
Governments - Treasuries	21.9%
Asset-Backed Securities	11.2%
Corporates - Non-Investment Grade	9.8%
Collateralized Loan Obligations	5.6%
Collateralized Mortgage Obligations	3.8%
Mortgage Pass-Throughs	3.0%
Commercial Mortgage-Backed Securities	0.5%
Others	0.2%
Short-Term Investments	1.2%
Other assets less liabilities	-0.1%
Total	100.0%

SDFI

1

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/SDFI-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

AB ETFs are distributed by Foreside Fund Services, LLC; Foreside is not related to AllianceBernstein or its affiliates.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

ETF-SDI-0154-0526

SDFI

2

TAFI

May 31, 2026

AB Tax-Aware Short Duration Municipal ETF

Principal Listing Exchange: NYSE Arca

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Fund Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Tax-Aware Short Duration Municipal ETF (the “Fund”) for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/TAFI-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Tax-Aware Short Duration Municipal ETF	$14	0.27%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$1,262,990,229
# of Portfolio Holdings	684
Portfolio Turnover Rate	11%
Total Advisory Fees Paid (Net)	$1,512,413

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Table Summary
AAA	8.4%
AA	38.3%
A	25.6%
BBB	10.1%
BB	4.3%
B	0.2%
D	0.2%
A-1+	7.2%
Not Rated	5.7%
Total	100.0%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

TAFI

1

Portfolio Breakdown (% of Net Assets)

Table Summary
Long-Term Municipal Bonds	84.8%
Short-Term Municipal Notes	12.8%
Collateralized Mortgage Obligations	0.5%
Asset-Backed Securities	0.3%
Commercial Mortgage-Backed Securities	0.2%
Corporates - Investment Grade	0.1%
Other assets less liabilities	1.3%
Total	100.0%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/TAFI-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

AB ETFs are distributed by Foreside Fund Services, LLC; Foreside is not related to AllianceBernstein or its affiliates.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

ETF-TASDM-0154-0526

TAFI

2

YEAR

May 31, 2026

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Fund Information

AB Ultra Short Income ETF

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Ultra Short Income ETF (the “Fund”) for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/YEAR-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Ultra Short Income ETF	$12	0.24%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$1,464,360,310
# of Portfolio Holdings	174
Portfolio Turnover Rate	30%
Total Advisory Fees Paid (Net)	$1,753,437

Graphical Representation of Holdings

Sector Breakdown (% of Net Assets)

Table Summary
Governments - Treasuries	32.7%
Financial Institutions	25.6%
Industrial	16.6%
Autos - Fixed Rate	3.6%
Other ABS - Fixed Rate	3.0%
Utility	1.5%
Credit Cards - Fixed Rate	0.4%
Short-Term Investments	16.2%
Other assets less liabilities	0.4%
Total	100.0%

YEAR

1

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/YEAR-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

AB ETFs are distributed by Foreside Fund Services, LLC; Foreside is not related to AllianceBernstein or its affiliates.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

ETF-USI-0154-0526

YEAR

2

XCHG

May 31, 2026

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Fund Information

AB US Equity ETF

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB US Equity ETF (the “Fund”) for the period of December 12, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/XCHG-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB US Equity ETF	$24	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$702,058,006
# of Portfolio Holdings	589
Portfolio Turnover Rate	8%
Total Advisory Fees Paid (Net)	$1,537,270

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$56,297,525	8.0%
Microsoft Corp.	$42,794,862	6.1%
Apple, Inc.	$37,158,232	5.3%
Amazon.com, Inc.	$35,729,893	5.1%
Alphabet, Inc. - Class C	$29,604,714	4.2%
Broadcom, Inc.	$26,994,290	3.8%
Meta Platforms, Inc. - Class A	$22,182,126	3.2%
Visa, Inc. - Class A	$17,826,109	2.5%
Alphabet, Inc. - Class A	$17,516,939	2.5%
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	$11,590,647	1.7%
Total	$297,695,337	42.4%

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	31.8%
Communication Services	12.7%
Financials	12.5%
Industrials	9.6%
Health Care	8.7%
Consumer Discretionary	8.3%
Funds and Investment Trusts	6.1%
Consumer Staples	3.1%
Energy	2.3%
Materials	2.0%
Others	2.7%
Short-Term Investments	0.2%
Other assets less liabilities	0.0%
Total	100.0%

XCHG

1

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/XCHG-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

AB ETFs are distributed by Foreside Fund Services, LLC; Foreside is not related to AllianceBernstein or its affiliates.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

ETF-USE-0154-0526

XCHG

2

FWD

May 31, 2026

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Fund Information

AB Disruptors ETF

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Disruptors ETF (the “Fund”) for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/FWD-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Disruptors ETF	$38	0.64%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$2,887,116,041
# of Portfolio Holdings	113
Portfolio Turnover Rate	83%
Total Advisory Fees Paid (Net)	$5,758,053

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Broadcom, Inc.	$87,343,088	3.0%
Advanced Micro Devices, Inc.	$77,517,188	2.7%
Samsung Electronics Co., Ltd.	$59,853,681	2.1%
NVIDIA Corp.	$57,030,392	2.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	$56,429,410	1.9%
Caterpillar, Inc.	$51,337,368	1.8%
Lam Research Corp.	$48,068,725	1.7%
Amazon.com, Inc.	$42,252,858	1.4%
ASML Holding NV (REG)	$39,527,135	1.4%
Micron Technology, Inc.	$39,251,704	1.3%
Total	$558,611,549	19.3%

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	57.1%
Industrials	20.0%
Health Care	6.2%
Consumer Discretionary	3.9%
Communication Services	3.3%
Materials	1.8%
Energy	1.8%
Real Estate	0.7%
Financials	0.5%
Utilities	0.3%
Short-Term Investments	3.6%
Other assets less liabilities	0.8%
Total	100.0%

FWD

1

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/FWD-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

AB ETFs are distributed by Foreside Fund Services, LLC; Foreside is not related to AllianceBernstein or its affiliates.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

ETF-DR-0154-0526

FWD

2

TAFM

May 31, 2026

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Fund Information

AB Tax-Aware Intermediate Municipal ETF

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Tax-Aware Intermediate Municipal ETF (the “Fund”) for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/TAFM-S. You can also request this information by contacting us at (800) 227 4618.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Tax-Aware Intermediate Municipal ETF	$14	0.28%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$616,132,925
# of Portfolio Holdings	568
Portfolio Turnover Rate	5%
Total Advisory Fees Paid (Net)	$677,865

Graphical Representation of Holdings

Sector Breakdown (% of Net Assets)

Table Summary
Municipal Obligations	97.5%
Commercial Mortgage-Backed Securities	0.2%
Collateralized Mortgage Obligations	0.1%
Warrants	0.0%
Short-Term Investments	2.0%
Other assets less liabilities	0.2%
Total	100.0%

TAFM

1

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

Effective January 6, 2026, the Fund’s investment objective changed as follows:

Former Investment Objective:

To provide relative stability of principal and a moderate rate of after-tax return and income.

New Investment Objective:

To provide enhanced income and attractive risk-adjusted after-tax returns.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/TAFM-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

AB ETFs are distributed by Foreside Fund Services, LLC; Foreside is not related to AllianceBernstein or its affiliates.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

ETF-TAIM-0154-0526

TAFM

2

TAFL

May 31, 2026

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Fund Information

AB Tax-Aware Long Municipal ETF

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Tax-Aware Long Municipal ETF (the “Fund”) for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/TAFL-S. You can also request this information by contacting us at (800) 227 4618.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Tax-Aware Long Municipal ETF	$14	0.27%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$57,715,929
# of Portfolio Holdings	115
Portfolio Turnover Rate	26%
Total Advisory Fees Paid (Net)	$65,589

Graphical Representation of Holdings

Sector Breakdown (% of Net Assets)

Table Summary
Municipal Obligations	97.8%
Short-Term Investments	2.9%
Other assets less liabilities	-0.7%
Total	100.0%

TAFL

1

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

Effective January 6, 2026, the Fund’s investment objective changed as follows:

Former Investment Objective:

To provide relative stability of principal and a moderate rate of after-tax return and income.

New Investment Objective:

To provide enhanced income and attractive risk-adjusted after-tax returns.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/TAFL-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

AB ETFs are distributed by Foreside Fund Services, LLC; Foreside is not related to AllianceBernstein or its affiliates.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

ETF-TALM-0154-0526

TAFL

2

HIDV

May 31, 2026

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Fund Information

AB US High Dividend ETF

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB US High Dividend ETF (the “Fund”) for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/HIDV-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB US High Dividend ETF	$19	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$191,875,553
# of Portfolio Holdings	109
Portfolio Turnover Rate	88%
Total Advisory Fees Paid (Net)	$268,375

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$15,433,278	8.1%
Apple, Inc.	$14,771,984	7.7%
Microsoft Corp.	$8,340,246	4.3%
Amazon.com, Inc.	$6,723,780	3.5%
Alphabet, Inc. - Class A	$6,546,793	3.4%
Broadcom, Inc.	$5,851,347	3.0%
Micron Technology, Inc.	$5,430,803	2.8%
Alphabet, Inc. - Class C	$4,300,336	2.3%
Eli Lilly & Co.	$4,289,610	2.2%
Exxon Mobil Corp.	$3,343,885	1.8%
Total	$75,032,062	39.1%

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	31.8%
Consumer Discretionary	11.3%
Financials	11.2%
Communication Services	10.5%
Health Care	7.8%
Real Estate	5.7%
Consumer Staples	5.4%
Energy	5.3%
Industrials	4.0%
Utilities	3.7%
Others	2.9%
Short-Term Investments	0.8%
Other assets less liabilities	-0.4%
Total	100.0%

HIDV

1

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/HIDV-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

AB ETFs are distributed by Foreside Fund Services, LLC; Foreside is not related to AllianceBernstein or its affiliates.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

ETF-UHD-0154-0526

HIDV

2

LRGC

May 31, 2026

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Fund Information

AB US Large Cap Strategic Equities ETF

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB US Large Cap Strategic Equities ETF (the “Fund”) for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/LRGC-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB US Large Cap Strategic Equities ETF	$20	0.39%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$1,253,550,715
# of Portfolio Holdings	70
Portfolio Turnover Rate	10%
Total Advisory Fees Paid (Net)	$1,700,667

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$102,237,788	8.2%
Alphabet, Inc. - Class C	$86,015,008	6.9%
Microsoft Corp.	$76,250,395	6.1%
Apple, Inc.	$69,155,929	5.5%
Amazon.com, Inc.	$64,539,250	5.1%
Broadcom, Inc.	$49,801,899	4.0%
Meta Platforms, Inc. - Class A	$40,290,887	3.2%
Visa, Inc. - Class A	$36,763,801	2.9%
UnitedHealth Group, Inc.	$20,584,659	1.6%
Eaton Corp. PLC	$20,139,765	1.6%
Total	$565,779,381	45.1%

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	34.6%
Communication Services	13.1%
Financials	12.7%
Industrials	10.3%
Health Care	9.0%
Consumer Discretionary	8.5%
Energy	2.8%
Consumer Staples	2.7%
Materials	2.2%
Utilities	1.8%
Others	1.5%
Short-Term Investments	0.8%
Other assets less liabilities	0.0%
Total	100.0%

LRGC

1

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/LRGC-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

AB ETFs are distributed by Foreside Fund Services, LLC; Foreside is not related to AllianceBernstein or its affiliates.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

ETF-ULCSE-0154-0526

LRGC

2

LOWV

May 31, 2026

SCAN ME

Please scan QR code for

Fund Information

AB US Low Volatility Equity ETF

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB US Low Volatility Equity ETF (the “Fund”) for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/LOWV-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB US Low Volatility Equity ETF	$20	0.39%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$204,396,051
# of Portfolio Holdings	71
Portfolio Turnover Rate	13%
Total Advisory Fees Paid (Net)	$356,937

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Alphabet, Inc. - Class C	$14,541,491	7.1%
Apple, Inc.	$13,323,402	6.5%
Microsoft Corp.	$12,420,320	6.1%
NVIDIA Corp.	$11,722,071	5.7%
Broadcom, Inc.	$10,005,414	4.9%
Amazon.com, Inc.	$7,708,098	3.8%
Cisco Systems, Inc.	$5,479,712	2.7%
Visa, Inc. - Class A	$4,278,906	2.1%
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	$4,119,222	2.0%
Merck & Co., Inc.	$4,117,210	2.0%
Total	$87,715,846	42.9%

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	34.0%
Financials	14.5%
Health Care	11.0%
Communication Services	9.1%
Consumer Discretionary	8.9%
Industrials	7.2%
Consumer Staples	5.6%
Utilities	4.3%
Energy	2.4%
Real Estate	1.6%
Short-Term Investments	0.7%
Other assets less liabilities	0.7%
Total	100.0%

LOWV

1

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/LOWV-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

AB ETFs are distributed by Foreside Fund Services, LLC; Foreside is not related to AllianceBernstein or its affiliates.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

ETF-ULVE-0154-0526

LOWV

2

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Financial Statements included under Item 7 of this Form N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

May 31, 2026

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB ACTIVE ETFS, INC.

+	AB DISRUPTORS ETF (NYSE Arca: FWD)
+	AB US HIGH DIVIDEND ETF (NYSE Arca: HIDV)
+	AB US LARGE CAP STRATEGIC EQUITIES ETF (NYSE Arca: LRGC)
+	AB US LOW VOLATILITY EQUITY ETF (NYSE Arca: LOWV)
+	AB INTERNATIONAL LOW VOLATILITY EQUITY ETF (NYSE Arca: ILOW)
+	AB INTERNATIONAL GROWTH ETF (NYSE Arca: IGGY)
+	AB US EQUITY ETF (NYSE Arca: XCHG)

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund daily at www.abfunds.com.

Foreside Fund Services, LLC (“Foreside”) is the distributor of the fund. Foreside is a member of FINRA.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

AB DISRUPTORS ETF

May 31, 2026 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 95.6%
Information Technology – 57.1%
Communications Equipment – 3.2%
Arista Networks, Inc.(a)	78,071	$12,449,982
Ciena Corp.(a)	54,260	31,483,280
Lumentum Holdings, Inc.(a)	30,006	25,653,930
Nokia Oyj	1,630,520	23,765,157

		93,352,349

Electronic Equipment, Instruments & Components – 7.4%
CDW Corp./DE	181,713	22,795,896
Cognex Corp.	441,426	29,067,902
Corning, Inc.	129,914	23,535,220
Ibiden Co., Ltd.	220,000	31,785,916
Littelfuse, Inc.	48,492	22,639,460
Luxshare Precision Industry Co., Ltd. – Class A	1,234,850	13,370,982
Murata Manufacturing Co., Ltd.	356,900	21,579,009
Teledyne Technologies, Inc.(a)	30,800	19,090,764
Yaskawa Electric Corp.	658,900	29,834,482

		213,699,631

IT Services – 3.9%
Akamai Technologies, Inc.(a)	172,317	25,768,284
International Business Machines Corp.	106,631	31,754,712
Okta, Inc.(a)	136,136	16,781,485
Shopify, Inc. – Class A(a)	144,362	17,137,213
Snowflake, Inc.(a)	78,199	19,983,754

		111,425,448

Semiconductors & Semiconductor Equipment – 33.8%
Advanced Micro Devices, Inc.(a)	150,198	77,517,188
Advanced Micro-Fabrication Equipment, Inc. China – Class A	448,829	19,739,445
Advantest Corp.	171,100	28,127,942
Analog Devices, Inc.	66,951	27,707,671
Applied Materials, Inc.	70,823	31,874,599
ARM Holdings PLC (ADR)(a)	92,116	32,543,662
ASML Holding NV (REG)	24,509	39,527,135
ASPEED Technology, Inc.	23,000	13,913,585
Broadcom, Inc.	195,499	87,343,088
Enphase Energy, Inc.(a)	273,475	18,694,751
Infineon Technologies AG	297,800	28,187,153
Intel Corp.(a)	238,580	27,360,354
Kioxia Holdings Corp.(a)	72,700	30,072,838
KLA Corp.	14,059	27,017,321
Lam Research Corp.	151,074	48,068,725
Lattice Semiconductor Corp.(a)	233,618	34,360,535
Marvell Technology, Inc.	52,537	10,770,085

ABFunds.com	AB Active ETFs, Inc. 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

MediaTek, Inc.	209,000	$28,755,806
Micron Technology, Inc.	40,424	39,251,704
Monolithic Power Systems, Inc.	10,255	16,061,484
NVIDIA Corp.	270,107	57,030,392
NXP Semiconductors NV	87,523	28,125,516
Qnity Electronics, Inc.	188,333	29,379,948
QUALCOMM, Inc.	80,033	20,089,884
Semtech Corp.(a)	133,263	20,327,938
SiTime Corp.(a)	17,352	12,323,390
SK hynix, Inc.	18,021	27,898,469
STMicroelectronics NV	326,362	22,450,991
Taiwan Semiconductor Manufacturing Co., Ltd.	750,607	56,429,410
Teradyne, Inc.	37,267	13,949,411
Tower Semiconductor Ltd.(a)	84,623	21,598,328

		976,498,748

Software – 3.2%
Cloudflare, Inc. – Class A(a)	50,452	12,200,302
Crowdstrike Holdings, Inc. – Class A(a)	34,109	24,933,679
Oracle Corp.	107,883	24,357,824
Palo Alto Networks, Inc.(a)	81,072	22,837,172
ServiceNow, Inc.(a)	60,473	7,521,027

		91,850,004

Technology Hardware, Storage & Peripherals – 5.6%
Dell Technologies, Inc. – Class C	22,311	9,390,923
Lenovo Group Ltd. – Class H	6,858,000	21,000,842
Samsung Electronics Co., Ltd.	284,541	59,853,681
Sandisk Corp./DE(a)	15,167	25,707,762
Seagate Technology Holdings PLC	34,628	30,465,714
Western Digital Corp.	29,196	15,509,207

		161,928,129

		1,648,754,309

Industrials – 20.0%
Aerospace & Defense – 4.4%
ATI, Inc.(a)	151,971	26,619,240
Carpenter Technology Corp.	59,583	27,943,235
Curtiss-Wright Corp.	17,973	13,436,794
Kongsberg Gruppen ASA	381,491	13,718,508
L3Harris Technologies, Inc.	81,288	25,620,352
Rolls-Royce Holdings PLC	1,050,810	18,943,467

		126,281,596

Construction & Engineering – 0.9%
Quanta Services, Inc.	36,599	26,048,606

Electrical Equipment – 7.6%
Bloom Energy Corp. – Class A(a)	69,535	19,817,475
Contemporary Amperex Technology Co., Ltd. – Class H(b)	239,500	22,750,880

2 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Doosan Enerbility Co., Ltd.(a)	183,242	$12,840,315
GE Vernova, Inc.	17,184	16,639,611
Mitsubishi Electric Corp.	463,900	19,110,850
Nextpower, Inc. – Class A(a)	118,239	18,492,580
Prysmian SpA	168,150	29,040,943
Rockwell Automation, Inc.	59,386	26,786,649
Siemens Energy AG	95,049	18,106,156
Sungrow Power Supply Co., Ltd. – Class A	775,304	20,387,876
Vicor Corp.(a)	51,310	17,180,640

		221,153,975

Ground Transportation – 1.3%
Saia, Inc.(a)	30,334	14,328,872
XPO, Inc.(a)	115,960	24,844,430

		39,173,302

Industrial Conglomerates – 0.5%
Honeywell International, Inc.	57,443	13,663,392

Machinery – 5.3%
Caterpillar, Inc.	58,613	51,337,368
Daifuku Co., Ltd.	594,100	27,284,786
Deere & Co.	37,028	20,075,841
Kongsberg Maritime AS(a)	381,491	2,409,104
Mitsubishi Heavy Industries Ltd.	567,500	13,568,095
Sandvik AB	566,853	23,114,305
Timken Co. (The)	112,844	14,441,775

		152,231,274

		578,552,145

Health Care – 6.2%
Biotechnology – 1.2%
Gilead Sciences, Inc.	162,582	21,855,898
Vertex Pharmaceuticals, Inc.(a)	23,901	10,696,654

		32,552,552

Health Care Equipment & Supplies – 1.8%
Dexcom, Inc.(a)	296,418	21,857,863
Edwards Lifesciences Corp.(a)	187,544	16,216,930
Intuitive Surgical, Inc.(a)	34,055	14,461,115

		52,535,908

Health Care Providers & Services – 0.9%
UnitedHealth Group, Inc.	70,349	26,754,428

Life Sciences Tools & Services – 0.5%
Lonza Group AG (REG)(a)	22,132	14,173,997

Pharmaceuticals – 1.8%
AstraZeneca PLC	123,183	22,917,474
Eli Lilly & Co.	26,391	29,162,055

		52,079,529

		178,096,414

ABFunds.com	AB Active ETFs, Inc. 3

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Consumer Discretionary – 3.9%
Automobiles – 1.7%
Hyundai Motor Co.	32,208	$15,452,146
Tesla, Inc.(a)	75,970	33,106,966

		48,559,112

Broadline Retail – 1.4%
Amazon.com, Inc.(a)	156,122	42,252,858

Hotels, Restaurants & Leisure – 0.3%
DoorDash, Inc. – Class A(a)	52,567	8,373,398

Household Durables – 0.5%
Panasonic Holdings Corp.	609,500	14,166,405

		113,351,773

Communication Services – 3.3%
Interactive Media & Services – 2.3%
Alphabet, Inc. – Class A	94,670	36,006,788
Meta Platforms, Inc. – Class A	47,381	29,968,956

		65,975,744

Media – 1.0%
EchoStar Corp. – Class A(a)	215,877	27,889,150

		93,864,894

Materials – 1.8%
Chemicals – 0.9%
Solstice Advanced Materials, Inc.	303,352	25,551,339

Metals & Mining – 0.9%
Freeport-McMoRan, Inc.	402,831	26,470,025

		52,021,364

Energy – 1.8%
Energy Equipment & Services – 0.9%
Baker Hughes Co.	382,552	24,437,422

Oil, Gas & Consumable Fuels – 0.9%
Cameco Corp.	239,870	27,033,349

		51,470,771

Real Estate – 0.7%
Specialized REITs – 0.7%
Equinix, Inc.	18,411	19,663,684

Financials – 0.5%
Capital Markets – 0.5%
Ares Management Corp. – Class A	107,161	13,770,189

4 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Utilities – 0.3%
Independent Power and Renewable Electricity Producers – 0.3%
Fervo Energy Co. – Class A(a)	238,488	$8,742,970

Total Common Stocks (cost $1,957,845,911)		2,758,288,513

SHORT-TERM INVESTMENTS – 3.6%
Investment Companies – 3.6%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.46%(c)(d)(e) (cost $104,348,505)	104,348,505	104,348,505

Total Investments Before Security Lending Collateral for Securities Loaned – 99.2% (cost $2,062,194,416)		2,862,637,018

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%
Investment Companies – 0.0%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.46%(c)(d)(e) (cost $182,590)	182,590	182,590

Total Investments – 99.2% (cost $2,062,377,006)		2,862,819,608
Other assets less liabilities – 0.8%		24,296,433

Net Assets – 100.0%		$2,887,116,041

Country Breakdown (% of Net Assets)

United States	66.0%
Japan	7.5
South Korea	4.0
Taiwan	3.4
China	3.4
Germany	1.6
Canada	1.5
United Kingdom	1.5
Netherlands	1.4
Italy	1.0
Finland	0.8
Sweden	0.8
Singapore	0.8
Israel	0.8
Others	1.1
Short-Term Investments	3.6
Other assets less liabilities	0.8

Total	100.0%

ABFunds.com	AB Active ETFs, Inc. 5

PORTFOLIO OF INVESTMENTS (continued)

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	The rate shown represents the 7-day yield as of period end.

(d)	Affiliated investments.

(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

Glossary:

ADR – American Depositary Receipt

REG – Registered Shares

REIT – Real Estate Investment Trust

See notes to financial statements.

6 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS

AB US HIGH DIVIDEND ETF

May 31, 2026 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.6%
Information Technology – 31.8%
Communications Equipment – 0.4%
Ubiquiti, Inc.	1,182	$690,123

IT Services – 0.6%
Amdocs Ltd.	18,755	1,181,002

Semiconductors & Semiconductor Equipment – 18.0%
Advanced Micro Devices, Inc.(a)	587	302,951
Applied Materials, Inc.	5,752	2,588,745
Broadcom, Inc.	13,097	5,851,347
KLA Corp.	92	176,797
Lam Research Corp.	8,521	2,711,212
Micron Technology, Inc.	5,593	5,430,803
NVIDIA Corp.	73,095	15,433,278
Skyworks Solutions, Inc.	25,791	2,007,830

		34,502,963

Software – 4.3%
Microsoft Corp.	18,524	8,340,246

Technology Hardware, Storage & Peripherals – 8.5%
Apple, Inc.	47,337	14,771,984
HP, Inc.	59,045	1,596,577

		16,368,561

		61,082,895

Consumer Discretionary – 11.3%
Automobiles – 2.2%
Ford Motor Co.	133,586	2,329,740
Tesla, Inc.(a)	4,477	1,951,032

		4,280,772

Broadline Retail – 3.5%
Amazon.com, Inc.(a)	24,844	6,723,780

Diversified Consumer Services – 0.8%
H&R Block, Inc.	40,588	1,562,232

Hotels, Restaurants & Leisure – 1.1%
Vail Resorts, Inc.(b)	9,564	1,277,750
Wendy’s Co. (The)(b)	112,196	863,909

		2,141,659

Household Durables – 0.3%
Newell Brands, Inc.	162,937	553,986

Leisure Products – 0.7%
Hasbro, Inc.	15,694	1,352,352

ABFunds.com	AB Active ETFs, Inc. 7

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Specialty Retail – 2.7%
Bath & Body Works, Inc.	63,980	$1,280,880
Best Buy Co., Inc.	26,118	2,035,898
Gap, Inc. (The)	38,920	823,158
Home Depot, Inc. (The)	3,038	963,471

		5,103,407

		21,718,188

Financials – 11.2%
Banks – 4.0%
Citigroup, Inc.	10,949	1,378,479
Columbia Banking System, Inc.	24,138	715,450
First Hawaiian, Inc.	27,252	735,259
JPMorgan Chase & Co.	3,196	956,595
KeyCorp	69,384	1,479,961
TFS Financial Corp.	47,401	754,150
Truist Financial Corp.	17,898	862,862
Zions Bancorp NA	11,551	721,360

		7,604,116

Capital Markets – 2.1%
Jefferies Financial Group, Inc.	23,142	1,220,046
State Street Corp.	3,462	538,826
TPG, Inc.	26,282	1,118,825
Virtu Financial, Inc. – Class A	23,974	1,202,296

		4,079,993

Consumer Finance – 0.8%
Ally Financial, Inc.	5,873	251,423
OneMain Holdings, Inc.	21,577	1,193,424

		1,444,847

Financial Services – 1.5%
Berkshire Hathaway, Inc. – Class B(a)	2,272	1,078,019
UWM Holdings Corp.(b)	339,249	1,038,102
Visa, Inc. – Class A	459	149,799
Western Union Co. (The)(b)	79,702	647,977

		2,913,897

Insurance – 1.0%
Lincoln National Corp.	32,099	1,132,773
Prudential Financial, Inc.	7,809	785,898

		1,918,671

Mortgage Real Estate Investment Trusts (REITs) – 1.8%
AGNC Investment Corp.(b)	110,638	1,151,742
Annaly Capital Management, Inc.	53,566	1,170,417
Rithm Capital Corp.	122,254	1,139,407
Starwood Property Trust, Inc.	4,770	81,472

		3,543,038

		21,504,562

8 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Communication Services – 10.5%
Diversified Telecommunication Services – 2.7%
AT&T, Inc.	59,421	$1,473,641
Comcast Corp. – Class A	66,843	1,662,385
Verizon Communications, Inc.	44,120	2,109,377

		5,245,403

Interactive Media & Services – 7.0%
Alphabet, Inc. – Class A	17,213	6,546,793
Alphabet, Inc. – Class C	11,424	4,300,336
Meta Platforms, Inc. – Class A	4,022	2,543,955

		13,391,084

Media – 0.8%
Sirius XM Holdings, Inc.	6,512	192,234
Versant Media Group, Inc.	29,747	1,283,286

		1,475,520

		20,112,007

Health Care – 7.8%
Biotechnology – 1.0%
AbbVie, Inc.	8,773	1,910,058

Health Care Equipment & Supplies – 0.2%
Medtronic PLC	6,272	462,936

Life Sciences Tools & Services – 0.7%
QIAGEN NV	35,157	1,286,395

Pharmaceuticals – 5.9%
Bristol-Myers Squibb Co.	32,382	1,851,603
Eli Lilly & Co.	3,882	4,289,610
Johnson & Johnson	618	139,254
Merck & Co., Inc.	20,542	2,438,746
Perrigo Co. PLC	58,296	644,171
Pfizer, Inc.	73,558	1,925,748

		11,289,132

		14,948,521

Real Estate – 5.7%
Health Care REITs – 1.4%
Healthpeak Properties, Inc.	78,544	1,504,118
Omega Healthcare Investors, Inc.	26,087	1,219,828

		2,723,946

Hotel & Resort REITs – 1.2%
Host Hotels & Resorts, Inc.	69,969	1,607,888
Park Hotels & Resorts, Inc.	64,181	778,515

		2,386,403

Office REITs – 0.4%
Highwoods Properties, Inc.	28,721	749,618

ABFunds.com	AB Active ETFs, Inc. 9

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Specialized REITs – 2.7%
EPR Properties	21,126	$1,205,238
Gaming & Leisure Properties, Inc.	24,691	1,159,736
Millrose Properties, Inc.	43,391	1,224,494
VICI Properties, Inc.	54,693	1,543,437

		5,132,905

		10,992,872

Consumer Staples – 5.4%
Consumer Staples Distribution & Retail – 0.8%
Target Corp.	10,460	1,329,152
Walmart, Inc.	1,748	202,331

		1,531,483

Food Products – 2.4%
Conagra Brands, Inc.	104,857	1,392,501
Flowers Foods, Inc.	81,607	623,478
General Mills, Inc.	43,977	1,486,862
Smithfield Foods, Inc.	45,857	1,184,486

		4,687,327

Tobacco – 2.2%
Altria Group, Inc.	25,954	1,805,879
Philip Morris International, Inc.	13,407	2,378,134

		4,184,013

		10,402,823

Energy – 5.3%
Oil, Gas & Consumable Fuels – 5.3%
Antero Midstream Corp.	56,113	1,176,129
Chevron Corp.	13,845	2,526,159
Chord Energy Corp.	1,251	164,969
Exxon Mobil Corp.	23,020	3,343,885
HF Sinclair Corp.	16,861	1,178,415
Phillips 66	9,872	1,736,287

		10,125,844

Industrials – 4.0%
Aerospace & Defense – 0.6%
RTX Corp.	6,852	1,231,030

Air Freight & Logistics – 1.0%
United Parcel Service, Inc. – Class B	17,009	1,814,690

Machinery – 0.8%
Stanley Black & Decker, Inc.	18,717	1,486,504

Professional Services – 1.5%
Concentrix Corp.	30,845	872,605
ManpowerGroup, Inc.	25,296	800,113
Paychex, Inc.	3,983	386,271
Robert Half, Inc.	27,347	805,096

		2,864,085

10 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Trading Companies & Distributors – 0.1%
MSC Industrial Direct Co., Inc. – Class A	2,480	$271,486

		7,667,795

Utilities – 3.7%
Electric Utilities – 0.8%
Edison International	22,828	1,596,591

Gas Utilities – 0.6%
UGI Corp.	34,397	1,201,143

Independent Power and Renewable Electricity Producers – 0.6%
Clearway Energy, Inc. – Class C	27,783	1,143,548

Multi-Utilities – 1.7%
Consolidated Edison, Inc.	14,947	1,578,852
Public Service Enterprise Group, Inc.	20,348	1,600,370

		3,179,222

		7,120,504

Materials – 2.9%
Chemicals – 1.3%
Eastman Chemical Co.	3,625	275,029
LyondellBasell Industries NV – Class A	21,130	1,408,314
Scotts Miracle-Gro Co. (The)	12,511	738,149

		2,421,492

Containers & Packaging – 1.0%
Amcor PLC	38,051	1,477,140
Sonoco Products Co.	7,452	362,763

		1,839,903

Metals & Mining – 0.6%
Anglogold Ashanti PLC	12,346	1,195,587

		5,456,982

Total Common Stocks (cost $169,271,847)		191,132,993

SHORT-TERM INVESTMENTS – 0.2%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.46%(c)(d)(e) (cost $387,093)	387,093	387,093

Total Investments Before Security Lending Collateral for Securities Loaned – 99.8% (cost $169,658,940)		191,520,086

ABFunds.com	AB Active ETFs, Inc. 11

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.6%
Investment Companies – 0.6%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.46%(c)(d)(e) (cost $1,193,518)	1,193,518	$1,193,518

Total Investments – 100.4% (cost $170,852,458)		192,713,604
Other assets less liabilities – (0.4)%		(838,051)

Net Assets – 100.0%		$191,875,553

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	The rate shown represents the 7-day yield as of period end.

(d)	Affiliated investments.

(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

Glossary:

REIT – Real Estate Investment Trust

See notes to financial statements.

12 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS

AB US LARGE CAP STRATEGIC EQUITIES ETF

May 31, 2026 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.2%
Information Technology – 34.6%
Communications Equipment – 1.8%
Cisco Systems, Inc.	130,947	$15,768,638
Motorola Solutions, Inc.	16,926	6,825,917

		22,594,555

Electronic Equipment, Instruments & Components – 0.8%
Amphenol Corp. – Class A	64,905	9,655,268

Semiconductors & Semiconductor Equipment – 18.3%
Applied Materials, Inc.	42,064	18,931,324
ASML Holding NV (REG)	5,010	8,079,927
Broadcom, Inc.	111,471	49,801,899
Intel Corp.(a)	86,478	9,917,297
Micron Technology, Inc.	5,993	5,819,203
NVIDIA Corp.	484,218	102,237,788
NXP Semiconductors NV	49,071	15,768,966
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	44,880	18,780,036

		229,336,440

Software – 7.3%
Microsoft Corp.	169,355	76,250,395
Oracle Corp.	65,944	14,888,836

		91,139,231

Technology Hardware, Storage & Peripherals – 6.4%
Apple, Inc.	221,611	69,155,929
Seagate Technology Holdings PLC	13,165	11,582,567

		80,738,496

		433,463,990

Communication Services – 13.1%
Entertainment – 1.6%
Walt Disney Co. (The)	194,768	19,833,225

Interactive Media & Services – 10.5%
Alphabet, Inc. – Class C	228,502	86,015,008
Meta Platforms, Inc. – Class A	63,700	40,290,887
Reddit, Inc. – Class A(a)	31,808	5,598,208

		131,904,103

Wireless Telecommunication Services – 1.0%
T-Mobile US, Inc.	65,667	12,314,533

		164,051,861

ABFunds.com	AB Active ETFs, Inc. 13

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Financials – 12.7%
Banks – 3.4%
Bank of America Corp.	356,180	$18,378,888
Fifth Third Bancorp	125,889	6,285,638
Wells Fargo & Co.	226,868	17,591,345

		42,255,871

Capital Markets – 3.7%
Charles Schwab Corp. (The)	219,356	19,160,747
Goldman Sachs Group, Inc. (The)	13,879	14,233,747
S&P Global, Inc.	32,014	13,573,936

		46,968,430

Consumer Finance – 0.9%
Capital One Financial Corp.	59,852	11,247,986

Financial Services – 2.9%
Visa, Inc. – Class A	112,648	36,763,801

Insurance – 1.8%
Everest Group Ltd.	20,194	6,543,462
Marsh & McLennan Cos., Inc.	58,740	9,396,638
Progressive Corp. (The)	31,943	6,081,947

		22,022,047

		159,258,135

Industrials – 10.3%
Aerospace & Defense – 2.7%
Airbus SE (ADR)	132,915	6,920,884
BAE Systems PLC (Sponsored ADR)	73,998	8,088,722
RTX Corp.	103,105	18,523,844

		33,533,450

Building Products – 0.5%
Carrier Global Corp.	100,982	6,449,720

Commercial Services & Supplies – 0.8%
Veralto Corp.	119,571	9,832,323

Electrical Equipment – 3.0%
Eaton Corp. PLC	50,274	20,139,765
GE Vernova, Inc.	17,766	17,203,173

		37,342,938

Ground Transportation – 1.1%
CSX Corp.	315,635	14,285,640

Machinery – 1.5%
Deere & Co.	20,619	11,179,209
PACCAR, Inc.	66,689	7,360,465

		18,539,674

Trading Companies & Distributors – 0.7%
United Rentals, Inc.	8,867	8,828,606

		128,812,351

14 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Health Care – 9.0%
Biotechnology – 0.7%
Vertex Pharmaceuticals, Inc.(a)	19,095	$8,545,776

Health Care Equipment & Supplies – 1.5%
Medtronic PLC	92,704	6,842,482
Stryker Corp.	38,905	11,869,527

		18,712,009

Health Care Providers & Services – 2.1%
Encompass Health Corp.	60,547	6,408,900
UnitedHealth Group, Inc.	54,126	20,584,659

		26,993,559

Life Sciences Tools & Services – 2.7%
IQVIA Holdings, Inc.(a)	61,069	11,127,382
Thermo Fisher Scientific, Inc.	30,570	15,056,031
Waters Corp.(a)	19,728	7,567,069

		33,750,482

Pharmaceuticals – 2.0%
Eli Lilly & Co.	10,066	11,122,930
Merck & Co., Inc.	118,812	14,105,361

		25,228,291

		113,230,117

Consumer Discretionary – 8.5%
Broadline Retail – 5.1%
Amazon.com, Inc.(a)	238,469	64,539,250

Hotels, Restaurants & Leisure – 0.6%
Hyatt Hotels Corp. – Class A(b)	41,884	7,596,082

Specialty Retail – 2.8%
AutoZone, Inc.(a)	4,786	14,047,819
Home Depot, Inc. (The)	26,162	8,297,017
TJX Cos., Inc. (The)	81,069	12,545,428

		34,890,264

		107,025,596

Energy – 2.8%
Oil, Gas & Consumable Fuels – 2.8%
EOG Resources, Inc.	127,832	17,050,232
Exxon Mobil Corp.	122,679	17,820,352

		34,870,584

Consumer Staples – 2.7%
Beverages – 2.2%
Coca-Cola Co. (The)	189,401	14,964,573
Monster Beverage Corp.(a)	136,685	12,039,215

		27,003,788

ABFunds.com	AB Active ETFs, Inc. 15

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Consumer Staples Distribution & Retail – 0.5%
Walmart, Inc.	59,744	$6,915,368

		33,919,156

Materials – 2.2%
Chemicals – 1.7%
Corteva, Inc.	115,190	9,017,073
Linde PLC	24,638	12,262,086

		21,279,159

Construction Materials – 0.5%
Eagle Materials, Inc.	26,849	5,938,462

		27,217,621

Utilities – 1.8%
Electric Utilities – 1.1%
American Electric Power Co., Inc.	114,003	14,440,760

Multi-Utilities – 0.7%
Ameren Corp.	79,679	8,602,942

		23,043,702

Real Estate – 1.5%
Specialized REITs – 1.5%
Digital Realty Trust, Inc.	50,860	9,663,400
Extra Space Storage, Inc.	61,145	8,823,835

		18,487,235

Total Common Stocks (cost $1,060,369,655)		1,243,380,348

SHORT-TERM INVESTMENTS – 0.8%
Investment Companies – 0.8%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.46%(c)(d)(e) (cost $9,472,869)	9,472,869	9,472,869

Total Investments Before Security Lending Collateral for Securities Loaned – 100.0% (cost $1,069,842,524)		1,252,853,217

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%
Investment Companies – 0.0%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.46%(c)(d)(e) (cost $599,355)	599,355	599,355

Total Investments – 100.0% (cost $1,070,441,879)		1,253,452,572
Other assets less liabilities – 0.0%		98,143

Net Assets – 100.0%		$1,253,550,715

16 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	The rate shown represents the 7-day yield as of period end.

(d)	Affiliated investments.

(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

Glossary:

ADR – American Depositary Receipt

REG – Registered Shares

REIT – Real Estate Investment Trust

See notes to financial statements.

ABFunds.com	AB Active ETFs, Inc. 17

PORTFOLIO OF INVESTMENTS

AB US LOW VOLATILITY EQUITY ETF

May 31, 2026 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.6%
Information Technology – 34.0%
Communications Equipment – 3.7%
Cisco Systems, Inc.	45,505	$5,479,712
Motorola Solutions, Inc.	5,428	2,189,004

		7,668,716

Semiconductors & Semiconductor Equipment – 15.7%
Analog Devices, Inc.	8,911	3,687,817
ASML Holding NV (REG)	916	1,477,288
Broadcom, Inc.	22,395	10,005,414
KLA Corp.	525	1,008,898
NVIDIA Corp.	55,518	11,722,071
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	9,844	4,119,222

		32,020,710

Software – 8.1%
Intuit, Inc.	3,598	1,192,845
Microsoft Corp.	27,586	12,420,320
Nice Ltd. (Sponsored ADR)(a)(b)	7,136	661,222
ServiceNow, Inc.(a)	17,784	2,211,796

		16,486,183

Technology Hardware, Storage & Peripherals – 6.5%
Apple, Inc.	42,695	13,323,402

		69,499,011

Financials – 14.5%
Banks – 3.8%
Bank of America Corp.	70,614	3,643,682
JPMorgan Chase & Co.	10,010	2,996,093
M&T Bank Corp.	5,015	1,083,792

		7,723,567

Capital Markets – 2.9%
Cboe Global Markets, Inc.	8,594	2,866,615
CME Group, Inc.	2,524	690,415
S&P Global, Inc.	5,383	2,282,392

		5,839,422

Financial Services – 3.9%
Mastercard, Inc. – Class A	7,580	3,744,368
Visa, Inc. – Class A	13,111	4,278,906

		8,023,274

Insurance – 3.9%
American Financial Group, Inc./OH	6,250	811,250
Everest Group Ltd.	2,103	681,435
Hanover Insurance Group, Inc. (The)	5,346	995,425
Marsh & McLennan Cos., Inc.	8,958	1,433,011
Reinsurance Group of America, Inc. – Class A	3,024	607,038

18 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Travelers Cos., Inc. (The)	8,409	$2,454,503
Willis Towers Watson PLC	4,296	1,072,583

		8,055,245

		29,641,508

Health Care – 11.0%
Biotechnology – 3.3%
AbbVie, Inc.	13,631	2,967,741
Gilead Sciences, Inc.	28,591	3,843,488

		6,811,229

Health Care Equipment & Supplies – 0.8%
Medtronic PLC	23,224	1,714,163

Health Care Providers & Services – 2.4%
McKesson Corp.	4,285	3,181,356
UnitedHealth Group, Inc.	4,580	1,741,820

		4,923,176

Life Sciences Tools & Services – 0.7%
Thermo Fisher Scientific, Inc.	2,747	1,352,925

Pharmaceuticals – 3.8%
Eli Lilly & Co.	3,278	3,622,190
Merck & Co., Inc.	34,680	4,117,210

		7,739,400

		22,540,893

Communication Services – 9.1%
Entertainment – 1.1%
Netflix, Inc.(a)	15,359	1,321,181
Spotify Technology SA(a)	1,726	858,996

		2,180,177

Interactive Media & Services – 8.0%
Alphabet, Inc. – Class C	38,630	14,541,491
Meta Platforms, Inc. – Class A	2,937	1,857,682

		16,399,173

		18,579,350

Consumer Discretionary – 8.9%
Broadline Retail – 3.8%
Amazon.com, Inc.(a)	28,481	7,708,098

Diversified Consumer Services – 0.3%
ADT, Inc.	84,335	565,888

Hotels, Restaurants & Leisure – 2.5%
Compass Group PLC (Sponsored ADR)	71,122	2,291,551
InterContinental Hotels Group PLC (ADR)	7,181	1,112,193
Yum! Brands, Inc.	12,460	1,843,457

		5,247,201

ABFunds.com	AB Active ETFs, Inc. 19

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Specialty Retail – 2.3%
AutoZone, Inc.(a)	799	$2,345,217
O’Reilly Automotive, Inc.(a)	9,839	854,812
Ulta Beauty, Inc.(a)	2,922	1,486,860

		4,686,889

		18,208,076

Industrials – 7.2%
Aerospace & Defense – 3.1%
BAE Systems PLC (Sponsored ADR)	25,558	2,793,745
L3Harris Technologies, Inc.	10,891	3,432,625

		6,226,370

Building Products – 0.8%
Trane Technologies PLC	3,342	1,508,245

Construction & Engineering – 0.6%
Stantec, Inc.	16,605	1,254,508

Electrical Equipment – 0.7%
Eaton Corp. PLC	3,731	1,494,639

Professional Services – 2.0%
Automatic Data Processing, Inc.	6,076	1,347,900
Experian PLC (Sponsored ADR)(b)	42,501	1,474,359
RELX PLC (Sponsored ADR)(b)	39,887	1,307,895

		4,130,154

		14,613,916

Consumer Staples – 5.6%
Beverages – 1.5%
Coca-Cola Co. (The)	15,575	1,230,581
Monster Beverage Corp.(a)	21,420	1,886,673

		3,117,254

Consumer Staples Distribution & Retail – 0.5%
US Foods Holding Corp.(a)	13,084	1,070,926

Household Products – 2.1%
Colgate-Palmolive Co.	29,453	2,654,599
Procter & Gamble Co. (The)	11,556	1,658,979

		4,313,578

Tobacco – 1.5%
Philip Morris International, Inc.	16,858	2,990,272

		11,492,030

Utilities – 4.3%
Electric Utilities – 2.9%
American Electric Power Co., Inc.	27,263	3,453,404
NextEra Energy, Inc.	28,462	2,476,479

		5,929,883

20 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Multi-Utilities – 1.4%
Ameren Corp.	25,789	$2,784,438

		8,714,321

Energy – 2.4%
Oil, Gas & Consumable Fuels – 2.4%
Exxon Mobil Corp.	14,533	2,111,063
Shell PLC (ADR)	34,016	2,861,426

		4,972,489

Real Estate – 1.6%
Office REITs – 0.4%
COPT Defense Properties	27,693	887,837

Specialized REITs – 1.2%
Digital Realty Trust, Inc.	8,824	1,676,560
Extra Space Storage, Inc.	4,458	643,334

		2,319,894

		3,207,731

Total Common Stocks (cost $170,520,946)		201,469,325

SHORT-TERM INVESTMENTS – 0.4%
Investment Companies – 0.4%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.46%(c)(d)(e) (cost $793,510)	793,510	793,510

Total Investments Before Security Lending Collateral for Securities Loaned – 99.0% (cost $171,314,456)		202,262,835

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.3%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.46%(c)(d)(e) (cost $713,770)	713,770	713,770

Total Investments – 99.3% (cost $172,028,226)		202,976,605
Other assets less liabilities – 0.7%		1,419,446

Net Assets – 100.0%		$204,396,051

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	The rate shown represents the 7-day yield as of period end.

(d)	Affiliated investments.

(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

ABFunds.com	AB Active ETFs, Inc. 21

PORTFOLIO OF INVESTMENTS (continued)

Glossary:

ADR – American Depositary Receipt

REG – Registered Shares

REIT – Real Estate Investment Trust

See notes to financial statements.

22 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS

AB INTERNATIONAL LOW VOLATILITY EQUITY ETF

May 31, 2026 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.8%
Financials – 30.2%
Banks – 17.8%
AIB Group PLC	2,681,600	$31,605,851
Bank Leumi Le-Israel BM	592,948	15,124,833
BAWAG Group AG(a)	141,647	25,471,947
KBC Group NV	199,878	26,578,560
Mitsubishi UFJ Financial Group, Inc.	1,413,400	26,627,217
NatWest Group PLC	2,708,440	21,883,153
Nordea Bank Abp	1,352,897	25,971,461
Oversea-Chinese Banking Corp., Ltd.	1,714,980	31,466,289
Royal Bank of Canada	73,283	14,067,697
Shizuoka Financial Group, Inc.	935,800	16,877,202
Sumitomo Mitsui Financial Group, Inc.	699,700	25,576,697
Toronto-Dominion Bank (The)	242,383	27,756,465
UniCredit SpA	301,505	26,120,687

		315,128,059

Capital Markets – 4.6%
Euronext NV(a)	176,576	28,765,320
IG Group Holdings PLC	860,831	20,828,419
London Stock Exchange Group PLC	138,576	16,852,518
Singapore Exchange Ltd.	834,300	14,313,313

		80,759,570

Insurance – 7.8%
AIA Group Ltd. – Class H	1,689,400	17,729,496
AXA SA	590,006	27,354,395
Medibank Pvt. Ltd.	2,691,206	9,294,349
NN Group NV(b)	312,929	26,175,557
Phoenix Financial Ltd.	262,704	17,560,766
Suncorp Group Ltd.	861,500	10,772,980
Tryg A/S	1,249,423	29,419,763

		138,307,306

		534,194,935

Industrials – 18.2%
Aerospace & Defense – 3.4%
BAE Systems PLC	1,284,781	35,034,743
Safran SA	71,496	25,505,233

		60,539,976

Construction & Engineering – 2.2%
Stantec, Inc.	239,085	18,079,550
Vinci SA	140,361	20,482,467

		38,562,017

Electrical Equipment – 6.0%
ABB Ltd. (REG)	292,944	31,350,838
Prysmian SpA	218,492	37,735,436

ABFunds.com	AB Active ETFs, Inc. 23

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Schneider Electric SE	117,879	$37,134,014

		106,220,288

Industrial Conglomerates – 1.3%
Hitachi Ltd.	730,100	23,693,050

Machinery – 1.1%
Weir Group PLC (The)	566,245	18,669,590

Passenger Airlines – 0.9%
Ryanair Holdings PLC	553,989	16,245,974

Professional Services – 1.3%
RELX PLC	681,572	22,508,770

Trading Companies & Distributors – 2.0%
BOC Aviation Ltd. – Class H(a)	2,311,000	22,557,417
Bunzl PLC	427,426	13,562,550

		36,119,967

		322,559,632

Consumer Discretionary – 11.5%
Broadline Retail – 1.0%
Canadian Tire Corp., Ltd. – Class A(b)	130,382	16,743,186

Diversified Consumer Services – 1.2%
Pearson PLC	1,426,320	21,379,409

Hotels, Restaurants & Leisure – 5.2%
Amadeus IT Group SA	197,738	12,631,271
Aristocrat Leisure Ltd.	494,060	17,809,357
Compass Group PLC	782,366	25,168,714
InterContinental Hotels Group PLC	96,127	14,817,977
Lottomatica Group SpA	724,821	21,500,989

		91,928,308

Household Durables – 2.7%
Open House Group Co., Ltd.	439,800	23,886,618
Sony Group Corp.	1,084,400	23,460,479

		47,347,097

Specialty Retail – 1.4%
Industria de Diseno Textil SA	407,857	25,368,060

		202,766,060

Consumer Staples – 8.9%
Consumer Staples Distribution & Retail – 1.9%
Koninklijke Ahold Delhaize NV	209,645	8,848,815
Tesco PLC	4,406,335	25,551,822

		34,400,637

Food Products – 4.1%
Danone SA	223,688	15,907,329
Glanbia PLC	682,722	16,619,208

24 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Kerry Group PLC – Class A	150,740	$12,920,295
Salmar ASA	101,471	6,312,271
Toyo Suisan Kaisha Ltd.	282,500	19,804,636

		71,563,739

Household Products – 0.8%
Reckitt Benckiser Group PLC	215,890	13,360,225

Tobacco – 2.1%
British American Tobacco PLC	442,411	27,378,343
Philip Morris International, Inc.	59,084	10,480,320

		37,858,663

		157,183,264

Health Care – 8.6%
Health Care Providers & Services – 0.8%
Fresenius SE & Co. KGaA	171,857	7,273,893
Galenica AG(a)(c)	66,306	7,073,149

		14,347,042

Pharmaceuticals – 7.8%
AstraZeneca PLC	158,677	29,520,924
Chugai Pharmaceutical Co., Ltd.	336,700	16,692,232
Haleon PLC	1,144,313	5,193,521
Novartis AG (REG)	228,715	34,488,003
Roche Holding AG	74,708	31,485,691
Takeda Pharmaceutical Co., Ltd.	620,700	19,955,667

		137,336,038

		151,683,080

Information Technology – 8.1%
IT Services – 1.3%
BIPROGY, Inc.	345,900	9,969,151
Obic Co., Ltd.	539,111	13,509,101

		23,478,252

Semiconductors & Semiconductor Equipment – 5.4%
ASML Holding NV	31,377	50,704,977
Taiwan Semiconductor Manufacturing Co., Ltd.	588,000	44,204,881

		94,909,858

Software – 1.4%
Nice Ltd.(c)	84,208	7,512,323
SAP SE	92,513	16,761,561

		24,273,884

		142,661,994

Communication Services – 4.4%
Diversified Telecommunication Services – 2.1%
HKT Trust & HKT Ltd. – Class H	13,251,000	20,457,945
Koninklijke KPN NV	3,292,965	17,161,607

		37,619,552

ABFunds.com	AB Active ETFs, Inc. 25

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Interactive Media & Services – 0.5%
Autotrader Group PLC	1,335,752	$7,949,330

Media – 1.0%
Informa PLC	1,641,210	17,945,933

Wireless Telecommunication Services – 0.8%
Tele2 AB – Class B	745,845	13,998,856

		77,513,671

Utilities – 3.1%
Electric Utilities – 1.7%
Enel SpA	2,696,562	30,287,489

Multi-Utilities – 1.4%
National Grid PLC	1,585,595	25,551,464

		55,838,953

Energy – 3.1%
Oil, Gas & Consumable Fuels – 3.1%
Gaztransport Et Technigaz SA	52,618	12,151,566
Shell PLC	560,229	23,545,919
TotalEnergies SE	218,526	19,171,564

		54,869,049

Materials – 1.5%
Metals & Mining – 1.5%
Anglo American PLC	241,361	12,974,666
Rio Tinto Ltd.(b)	102,598	13,703,070

		26,677,736

Real Estate – 1.2%
Real Estate Management & Development – 1.2%
Mitsui Fudosan Co., Ltd.	2,231,600	21,455,266

Total Common Stocks (cost $1,378,293,372)		1,747,403,640

WARRANTS – 0.0%
Information Technology – 0.0%
Software – 0.0%
Constellation Software, Inc./Canada, expiring 03/31/2040(c)(d)(e) (cost $0)	9,807	– 0	–

26 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 0.3%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.46%(f)(g)(h) (cost $5,402,111)	5,402,111	$5,402,111

Total Investments – 99.1% (cost $1,383,695,483)		1,752,805,751
Other assets less liabilities – 0.9%		15,425,256

Net Assets – 100.0%		$1,768,231,007

Country Breakdown (% of Net Assets)

United Kingdom	21.6%
Japan	13.7
Italy	7.5
Netherlands	7.4
France	6.8
United States	4.9
Canada	4.3
Switzerland	4.0
Ireland	3.5
Australia	2.9
Singapore	2.6
Taiwan	2.5
Israel	2.3
Hong Kong	2.1
Others	12.7
Short-Term Investments	0.3
Other assets less liabilities	0.9

Total	100.0%

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	EUR	4,941	USD	5,777	06/18/2026	$7,368
Bank of America NA	USD	8,019	EUR	6,903	06/18/2026	42,721
Bank of America NA	SEK	41,076	USD	4,423	06/25/2026	(30,658)
Bank of America NA	USD	5,427	SGD	6,932	06/26/2026	17,655
Bank of America NA	GBP	119,453	USD	161,441	07/16/2026	437,779
Bank of America NA	USD	4,326	TWD	137,149	07/21/2026	25,793
Bank of America NA	ILS	63,051	USD	21,507	08/06/2026	(995,377)
Deutsche Bank AG	EUR	27,499	USD	32,061	06/18/2026	(51,553)
Deutsche Bank AG	GBP	5,788	USD	7,875	07/16/2026	74,171
Deutsche Bank AG	TWD	190,793	USD	6,040	07/21/2026	(14,103)
Morgan Stanley Bank NA	JPY	4,058,734	USD	25,816	06/11/2026	300,920
Morgan Stanley Bank NA	JPY	693,284	USD	4,356	06/11/2026	(2,000)
Morgan Stanley Bank NA	USD	51,449	JPY	8,134,826	06/11/2026	(308,916)

ABFunds.com	AB Active ETFs, Inc. 27

PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Bank NA	EUR	4,220	USD	4,990	06/18/2026	$61,959
Morgan Stanley Bank NA	EUR	5,049	USD	5,865	06/18/2026	(30,836)
Morgan Stanley Bank NA	USD	7,341	EUR	6,329	06/18/2026	49,872
Morgan Stanley Bank NA	USD	16,307	EUR	13,851	06/18/2026	(131,682)
Morgan Stanley Bank NA	USD	4,532	NOK	42,256	06/25/2026	42,163
Morgan Stanley Bank NA	USD	25,574	SEK	236,575	06/25/2026	79,049
Morgan Stanley Bank NA	USD	20,778	SEK	189,351	06/25/2026	(245,749)
Morgan Stanley Bank NA	USD	22,633	SGD	28,843	06/26/2026	20,149
Morgan Stanley Bank NA	AUD	15,572	USD	11,236	07/09/2026	39,959
Morgan Stanley Bank NA	GBP	2,509	USD	3,406	07/16/2026	24,259
Morgan Stanley Bank NA	GBP	3,569	USD	4,789	07/16/2026	(21,021)
Morgan Stanley Bank NA	USD	5,960	GBP	4,374	07/16/2026	(64,824)
Morgan Stanley Bank NA	TWD	1,128,076	USD	35,564	07/21/2026	(232,791)
NatWest Markets PLC	JPY	1,351,169	USD	8,551	06/11/2026	57,063
NatWest Markets PLC	USD	35,586	JPY	5,605,067	06/11/2026	(349,841)
NatWest Markets PLC	CHF	3,574	USD	4,567	06/18/2026	(15,316)
NatWest Markets PLC	EUR	12,821	USD	15,070	06/18/2026	98,395
NatWest Markets PLC	EUR	6,223	USD	7,244	06/18/2026	(22,651)
NatWest Markets PLC	USD	54,863	CHF	42,521	06/18/2026	(350,064)
NatWest Markets PLC	USD	14,660	EUR	12,394	06/18/2026	(186,727)
NatWest Markets PLC	SGD	57,116	USD	45,025	06/26/2026	166,014
NatWest Markets PLC	AUD	6,005	USD	4,274	07/09/2026	(43,263)
NatWest Markets PLC	CAD	101,007	USD	73,784	07/09/2026	342,505
NatWest Markets PLC	GBP	4,125	USD	5,567	07/16/2026	7,375
NatWest Markets PLC	GBP	3,318	USD	4,467	07/16/2026	(4,928)
NatWest Markets PLC	USD	9,695	GBP	7,167	07/16/2026	(35,227)
Standard Chartered Bank	JPY	1,713,411	USD	10,817	06/11/2026	45,860
Standard Chartered Bank	USD	136,355	JPY	21,469,883	06/11/2026	(1,384,277)
Standard Chartered Bank	USD	5,139	GBP	3,827	07/16/2026	19,595
State Street Bank & Trust Co.	JPY	1,218,487	USD	7,666	06/11/2026	6,201
State Street Bank & Trust Co.	USD	429	JPY	68,211	06/11/2026	86
State Street Bank & Trust Co.	USD	1,603	JPY	254,615	06/11/2026	(2,549)
State Street Bank & Trust Co.	USD	5,459	EUR	4,686	06/18/2026	13,209
State Street Bank & Trust Co.	USD	358	SEK	3,314	06/25/2026	1,068
State Street Bank & Trust Co.	USD	88,360	AUD	123,540	07/09/2026	462,094
State Street Bank & Trust Co.	USD	6,363	GBP	4,774	07/16/2026	71,703
State Street Bank & Trust Co.	USD	893	GBP	656	07/16/2026	(8,007)

						$(2,017,375)

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At May 31, 2026, the aggregate market value of these securities amounted to $83,867,833 or 4.7% of net assets.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	Non-income producing security.

(d)	Fair valued by the Adviser.

(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(f)	The rate shown represents the 7-day yield as of period end.

(g)	Affiliated investments.

(h)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

28 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

ILS – Israeli Shekel

JPY – Japanese Yen

NOK – Norwegian Krone

SEK – Swedish Krona

SGD – Singapore Dollar

TWD – New Taiwan Dollar

USD – United States Dollar

Glossary:

REG – Registered Shares

See notes to financial statements.

ABFunds.com	AB Active ETFs, Inc. 29

PORTFOLIO OF INVESTMENTS

AB INTERNATIONAL GROWTH ETF

May 31, 2026 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.3%
Information Technology – 33.9%
Electronic Equipment, Instruments & Components – 1.2%
Halma PLC	825	$52,067

IT Services – 1.2%
Netcompany Group A/S(a)(b)	445	23,861
Shopify, Inc. – Class A(b)	223	26,472

		50,333

Semiconductors & Semiconductor Equipment – 21.6%
ASML Holding NV	129	208,463
BE Semiconductor Industries NV	295	97,905
Renesas Electronics Corp.	1,900	53,709
SK hynix, Inc.	153	236,861
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	787	329,320

		926,258

Software – 5.9%
Constellation Software, Inc./Canada	42	86,065
Nemetschek SE	1,069	77,094
SAP SE	484	87,691

		250,850

Technology Hardware, Storage & Peripherals – 4.0%
Samsung Electronics Co., Ltd.	391	82,247
Topicus.com, Inc.(b)	1,242	89,917

		172,164

		1,451,672

Industrials – 28.6%
Aerospace & Defense – 2.6%
Safran SA	310	110,588

Air Freight & Logistics – 1.6%
DSV A/S	115	28,901
Mainfreight Ltd.	970	37,603

		66,504

Building Products – 2.7%
Kingspan Group PLC	1,262	115,753

Electrical Equipment – 4.6%
Contemporary Amperex Technology Co., Ltd. – Class A	900	56,378
Schneider Electric SE	315	99,231
Siemens Energy AG	216	41,147

		196,756

Ground Transportation – 2.4%
Canadian Pacific Kansas City Ltd.	1,154	103,123

30 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Industrial Conglomerates – 1.0%
Lifco AB – Class B	1,371	$44,160

Machinery – 4.9%
RENK Group AG	942	62,493
Trelleborg AB – Class B	1,121	48,977
Weir Group PLC (The)	3,007	99,143

		210,613

Passenger Airlines – 1.6%
Ryanair Holdings PLC	2,370	69,501

Professional Services – 1.9%
Experian PLC	2,285	79,250

Trading Companies & Distributors – 5.3%
AddTech AB – Class B	1,048	37,388
Beijer Ref AB – Class B	7,360	102,589
Diploma PLC	922	86,873

		226,850

		1,223,098

Consumer Discretionary – 15.8%
Broadline Retail – 5.4%
MercadoLibre, Inc.(b)	39	66,130
Sea Ltd. (ADR)(b)	1,801	163,045

		229,175

Hotels, Restaurants & Leisure – 5.7%
Atour Lifestyle Holdings Ltd. (ADR)	2,361	81,077
DPC Dash Ltd. – Class H(b)	6,800	33,560
InterContinental Hotels Group PLC	605	93,261
Yum China Holdings, Inc.	868	36,829

		244,727

Leisure Products – 2.1%
H World Group Ltd. (ADR)	2,027	90,992

Textiles, Apparel & Luxury Goods – 2.6%
ANTA Sports Products Ltd. – Class H	5,000	48,358
LVMH Moet Hennessy Louis Vuitton SE	112	61,826

		110,184

		675,078

Financials – 11.1%
Banks – 5.3%
HDFC Bank Ltd. (ADR)	2,110	50,176
NU Holdings Ltd./Cayman Islands – Class A(b)	5,283	69,366
Standard Chartered PLC	3,930	105,604

		225,146

Capital Markets – 4.0%
3i Group PLC	3,781	115,948

ABFunds.com	AB Active ETFs, Inc. 31

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Futu Holdings Ltd. (ADR)	534	$55,573

		171,521

Financial Services – 1.8%
Adyen NV(b)	72	78,921

		475,588

Communication Services – 4.9%
Interactive Media & Services – 4.1%
Tencent Holdings Ltd. – Class H	3,270	178,241

Wireless Telecommunication Services – 0.8%
Tencent Music Entertainment Group (ADR)	3,539	32,629

		210,870

Health Care – 3.7%
Health Care Equipment & Supplies – 3.0%
Ambu A/S – Class B	7,316	76,995
Straumann Holding AG (REG)	428	51,885

		128,880

Pharmaceuticals – 0.7%
Novo Nordisk A/S – Class B	678	31,013

		159,893

Materials – 1.3%
Chemicals – 1.3%
IMCD NV	550	56,699

Total Common Stocks (cost $4,347,025)		4,252,898

SHORT-TERM INVESTMENTS – 1.3%
Investment Companies – 1.3%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.46%(c)(d)(e) (cost $56,785)	56,785	56,785

Total Investments – 100.6% (cost $4,403,810)		4,309,683
Other assets less liabilities – (0.6)%		(26,493)

Net Assets – 100.0%		$4,283,190

32 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Country Breakdown (% of Net Assets)

China	13.0%
United Kingdom	12.9
Netherlands	10.3
Taiwan	7.7
South Korea	7.5
Canada	7.1
Germany	6.3
Sweden	5.4
United States	4.2
France	4.0
Singapore	3.8
Denmark	3.8
Brazil	3.2
Ireland	2.7
Others	7.4
Short-Term Investments	1.3
Other assets less liabilities	(0.6)

Total	100.0%

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration. At May 31, 2026, this security amounted to $23,861 or 0.6% of net assets.

(b)	Non-income producing security.

(c)	The rate shown represents the 7-day yield as of period end.

(d)	Affiliated investments.

(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

Glossary:

ADR – American Depositary Receipt

REG – Registered Shares

See notes to financial statements.

ABFunds.com	AB Active ETFs, Inc. 33

PORTFOLIO OF INVESTMENTS

AB US EQUITY ETF

May 31, 2026 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 93.7%
Information Technology – 31.8%
Communications Equipment – 1.2%
Arista Networks, Inc.(a)	1,623	$258,820
Cisco Systems, Inc.	44,510	5,359,894
F5, Inc.(a)	13	4,985
Motorola Solutions, Inc.	7,577	3,055,652

		8,679,351

Electronic Equipment, Instruments & Components – 0.0%
CDW Corp./DE	216	27,097
Crane NXT Co.	93	3,612
Vontier Corp.	293	8,316

		39,025

IT Services – 0.1%
Accenture PLC – Class A	385	72,022
Amdocs Ltd.	1,450	91,306
DXC Technology Co.(a)	8	79
Gartner, Inc.(a)	8	1,298
GoDaddy, Inc. – Class A(a)	397	34,075
VeriSign, Inc.	615	175,509

		374,289

Semiconductors & Semiconductor Equipment – 17.2%
Analog Devices, Inc.	1,210	500,758
Applied Materials, Inc.	17,128	7,708,628
ASML Holding NV (REG)	1,819	2,933,610
Broadcom, Inc.	60,421	26,994,290
Entegris, Inc.	328	45,523
First Solar, Inc.(a)	2	614
GlobalFoundries, Inc.	6	480
Intel Corp.(a)	32,627	3,741,664
KLA Corp.	487	935,873
Lam Research Corp.	1,197	380,861
Marvell Technology, Inc.	226	46,330
Microchip Technology, Inc.	819	77,518
NVIDIA Corp.	266,636	56,297,525
NXP Semiconductors NV	25,117	8,071,348
ON Semiconductor Corp.(a)	74	8,926
Qnity Electronics, Inc.	1,399	218,244
QUALCOMM, Inc.	3,676	922,750
Skyworks Solutions, Inc.	17	1,323
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	27,699	11,590,647
Texas Instruments, Inc.	1,317	402,581
Universal Display Corp.	39	3,593

		120,883,086

34 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Software – 7.6%
Adobe, Inc.(a)	899	$233,030
Autodesk, Inc.(a)	509	117,737
Dolby Laboratories, Inc. – Class A	162	9,041
Gen Digital, Inc.	4,388	113,167
Microsoft Corp.	95,049	42,794,862
Oracle Corp.	41,190	9,299,878
Palo Alto Networks, Inc.(a)	567	159,718
PTC, Inc.(a)	729	101,134
Roper Technologies, Inc.	700	227,871
Salesforce, Inc.	422	80,644
ServiceNow, Inc.(a)	3,390	421,614
Trimble, Inc.(a)	1,158	65,323
Tyler Technologies, Inc.(a)	1	313

		53,624,332

Technology Hardware, Storage & Peripherals – 5.7%
Apple, Inc.	119,074	37,158,232
HP, Inc.	2,271	61,408
Seagate Technology Holdings PLC	3,009	2,647,318

		39,866,958

		223,467,041

Communication Services – 12.7%
Diversified Telecommunication Services – 0.3%
AT&T, Inc.	16,652	412,970
Charter Communications, Inc. – Class A(a)	82	11,812
Comcast Corp. – Class A	14,621	363,624
Liberty Capital Corp.(a)	84	1,874
Liberty Capital Corp. – Class C(a)	225	5,033
Liberty Global Ltd. – Class C(a)	2,356	28,649
Verizon Communications, Inc.	23,280	1,113,017

		1,936,979

Entertainment – 1.3%
Electronic Arts, Inc.	780	157,342
Liberty Media Corp.-Liberty Formula One – Class A(a)	70	5,879
Liberty Media Corp.-Liberty Formula One – Class C(a)	879	79,804
Netflix, Inc.(a)	877	75,439
Spotify Technology SA(a)	9	4,479
Walt Disney Co. (The)	89,014	9,064,296

		9,387,239

Interactive Media & Services – 10.3%
Alphabet, Inc. – Class A	46,056	17,516,939
Alphabet, Inc. – Class C	78,646	29,604,714
IAC, Inc.(a)	250	11,222
Meta Platforms, Inc. – Class A	35,070	22,182,126
Reddit, Inc. – Class A(a)	17,877	3,146,352

		72,461,353

Media – 0.0%
Fox Corp. – Class A	33	2,109

ABFunds.com	AB Active ETFs, Inc. 35

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Fox Corp. – Class B	28	$1,607
Liberty Broadband Corp. – Class A(a)	421	14,221
Liberty Broadband Corp. – Class C(a)	423	14,281
New York Times Co. (The) – Class A	1,083	81,453
News Corp. – Class A	71	1,853
News Corp. – Class B	38	1,133
Omnicom Group, Inc.	374	27,194
Sirius XM Holdings, Inc.	4,220	124,574

		268,425

Wireless Telecommunication Services – 0.8%
T-Mobile US, Inc.	28,355	5,317,413

		89,371,409

Financials – 12.5%
Banks – 3.2%
Bank of America Corp.	146,645	7,566,882
BOK Financial Corp.	212	27,144
Citigroup, Inc.	9,792	1,232,813
Citizens Financial Group, Inc.	2,275	141,641
Commerce Bancshares, Inc./MO	1,390	72,586
Cullen/Frost Bankers, Inc.	277	37,539
East West Bancorp, Inc.	33	4,044
Fifth Third Bancorp	8,366	417,714
First Citizens BancShares, Inc./NC – Class A	39	77,630
FNB Corp./PA	42	734
Huntington Bancshares, Inc./OH	768	12,564
JPMorgan Chase & Co.	8,064	2,413,636
KeyCorp	890	18,984
M&T Bank Corp.	1,529	330,432
NU Holdings Ltd./Cayman Islands – Class A(a)	174	2,285
PNC Financial Services Group, Inc. (The)	3,515	777,237
Popular, Inc.	5	743
Regions Financial Corp.	3,153	88,284
Truist Financial Corp.	3,901	188,067
US Bancorp	2,863	157,036
Webster Financial Corp.	1,769	128,642
Wells Fargo & Co.	107,948	8,370,288
Western Alliance Bancorp	78	6,213
Zions Bancorp NA	263	16,424

		22,089,562

Capital Markets – 3.9%
Ameriprise Financial, Inc.	882	393,116
Ares Management Corp. – Class A	308	39,578
Bank of New York Mellon Corp. (The)	4,124	575,009
Blackrock, Inc.	609	637,550
Blackstone, Inc.	1,939	226,805
Brookfield Asset Management Ltd. – Class A	1,100	53,460
Cboe Global Markets, Inc.	732	244,166
Charles Schwab Corp. (The)	105,115	9,181,795
CME Group, Inc.	2,057	562,672

36 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

FactSet Research Systems, Inc.	168	$41,239
Franklin Resources, Inc.	55	1,706
Goldman Sachs Group, Inc. (The)	6,217	6,375,907
Houlihan Lokey, Inc.	24	3,400
Intercontinental Exchange, Inc.	4,064	600,862
KKR & Co., Inc.	1,591	152,641
MarketAxess Holdings, Inc.	147	19,116
Moody’s Corp.	1,109	502,654
Morgan Stanley	3,955	822,640
MSCI, Inc.	75	47,354
Nasdaq, Inc.	5,350	494,982
Northern Trust Corp.	94	15,552
Raymond James Financial, Inc.	25	3,585
S&P Global, Inc.	14,348	6,083,552
SEI Investments Co.	2	176
State Street Corp.	122	18,988
Stifel Financial Corp.	196	13,749
T. Rowe Price Group, Inc.	3,614	377,771
Tradeweb Markets, Inc. – Class A	18	1,805

		27,491,830

Consumer Finance – 0.7%
Ally Financial, Inc.	115	4,923
American Express Co.	1,288	407,613
Capital One Financial Corp.	21,352	4,012,682
OneMain Holdings, Inc.	107	5,918
Synchrony Financial	3,782	270,186

		4,701,322

Financial Services – 3.1%
Apollo Global Management, Inc.	1,356	174,531
Berkshire Hathaway, Inc. – Class A(a)	1	710,900
Berkshire Hathaway, Inc. – Class B(a)	3,622	1,718,566
Block, Inc.(a)	8	606
Corpay, Inc.(a)	10	3,618
Fidelity National Information Services, Inc.	239	10,275
Fiserv, Inc.(a)	4,221	238,740
Jack Henry & Associates, Inc.	401	54,664
Mastercard, Inc. – Class A	2,126	1,050,201
MGIC Investment Corp.	131	3,304
PayPal Holdings, Inc.	3,012	134,787
Visa, Inc. – Class A	54,621	17,826,109
Voya Financial, Inc.	30	2,437

		21,928,738

Insurance – 1.6%
Aflac, Inc.	743	83,528
Allstate Corp. (The)	1,136	234,118
American Financial Group, Inc./OH	57	7,399
American International Group, Inc.	630	46,765
Aon PLC – Class A	2,328	735,788
Arch Capital Group Ltd.(a)	88	7,862

ABFunds.com	AB Active ETFs, Inc. 37

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Arthur J Gallagher & Co.	2,829	$568,940
Assurant, Inc.	22	5,475
Axis Capital Holdings Ltd.	62	5,886
Brown & Brown, Inc.	1,476	83,025
Chubb Ltd.	4,957	1,545,246
Cincinnati Financial Corp.	120	18,890
Everest Group Ltd.	5,784	1,874,190
Fidelity National Financial, Inc.	296	14,016
First American Financial Corp.	37	2,450
Globe Life, Inc.	47	7,202
Hanover Insurance Group, Inc. (The)	58	10,800
Hartford Insurance Group, Inc. (The)	4,620	587,341
Kinsale Capital Group, Inc.	56	17,067
Lincoln National Corp.	1,048	36,984
Loews Corp.	63	6,524
Markel Group, Inc.(a)	4	7,262
Marsh & McLennan Cos., Inc.	9,049	1,447,569
MetLife, Inc.	1,376	113,781
Old Republic International Corp.	3	112
Principal Financial Group, Inc.	50	5,181
Progressive Corp. (The)	8,081	1,538,622
Prudential Financial, Inc.	638	64,208
Reinsurance Group of America, Inc. – Class A	506	101,574
RenaissanceRe Holdings Ltd.	351	98,403
RLI Corp.	33	1,651
Travelers Cos., Inc. (The)	5,190	1,514,909
Unum Group	36	2,996
W R Berkley Corp.	2,530	160,756
White Mountains Insurance Group Ltd.	2	4,130
Willis Towers Watson PLC	1,017	253,914

		11,214,564

		87,426,016

Industrials – 9.6%
Aerospace & Defense – 2.1%
Airbus SE (ADR)	52,453	2,731,228
Axon Enterprise, Inc.(a)	5	2,243
BAE Systems PLC (Sponsored ADR)	37,508	4,099,999
Boeing Co. (The)(a)	399	92,229
General Dynamics Corp.	1,430	495,953
General Electric Co.	838	271,311
HEICO Corp. – Class A	560	145,493
Hexcel Corp.	6,144	551,670
Howmet Aerospace, Inc.	393	101,492
L3Harris Technologies, Inc.	1,037	326,842
Lockheed Martin Corp.	383	203,162
Northrop Grumman Corp.	573	322,989
RTX Corp.	29,897	5,371,295
Textron, Inc.	1,279	117,361
TransDigm Group, Inc.	166	208,881

		15,042,148

38 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Air Freight & Logistics – 0.0%
GXO Logistics, Inc.(a)	228	$11,425
United Parcel Service, Inc. – Class B	984	104,983

		116,408

Building Products – 0.4%
A O Smith Corp.	705	39,988
Allegion PLC	180	23,413
Armstrong World Industries, Inc.	57	9,000
Carlisle Cos., Inc.	232	79,996
Carrier Global Corp.	21,450	1,370,011
Johnson Controls International PLC	801	107,382
Lennox International, Inc.	484	243,045
Masco Corp.	999	70,180
Otis Worldwide Corp.	636	45,054
Owens Corning	17	2,139
Trane Technologies PLC	1,172	528,924

		2,519,132

Commercial Services & Supplies – 0.7%
Cintas Corp.	3,796	650,103
Clean Harbors, Inc.(a)	10	2,810
Copart, Inc.(a)	5,575	182,693
RB Global, Inc.	372	39,562
Republic Services, Inc.	459	92,002
Rollins, Inc.	348	16,565
Veralto Corp.	37,402	3,075,566
Waste Management, Inc.	2,897	612,600

		4,671,901

Construction & Engineering – 0.1%
AECOM	1,673	116,056
API Group Corp.(a)	48	1,968
Quanta Services, Inc.	575	409,245
Valmont Industries, Inc.	85	44,184

		571,453

Electrical Equipment – 3.0%
AMETEK, Inc.	2,160	487,836
Eaton Corp. PLC	23,087	9,248,652
Emerson Electric Co.	3,153	453,464
GE Vernova, Inc.	10,943	10,596,326
Generac Holdings, Inc.(a)	37	10,283
Hubbell, Inc.	74	35,047
nVent Electric PLC	885	147,786
Regal Rexnord Corp.	56	11,299
Rockwell Automation, Inc.	466	210,194
Sensata Technologies Holding PLC	349	17,237

		21,218,124

Ground Transportation – 1.3%
CSX Corp.	168,547	7,628,437
Norfolk Southern Corp.	1,803	549,843

ABFunds.com	AB Active ETFs, Inc. 39

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Ryder System, Inc.	3	$753
Uber Technologies, Inc.(a)	2,531	178,182
Union Pacific Corp.	4,306	1,130,928

		9,488,143

Industrial Conglomerates – 0.1%
3M Co.	712	109,029
Honeywell International, Inc.	1,775	422,201

		531,230

Machinery – 0.9%
Allison Transmission Holdings, Inc.	34	3,860
Caterpillar, Inc.	151	132,256
Crane Co.	86	15,738
Deere & Co.	7,437	4,032,193
Fortive Corp.	655	38,200
IDEX Corp.	194	40,901
Illinois Tool Works, Inc.	3,586	886,746
Nordson Corp.	260	74,706
PACCAR, Inc.	2,985	329,454
Parker-Hannifin Corp.	176	148,655
Pentair PLC	119	8,430
Snap-on, Inc.	474	175,953
Westinghouse Air Brake Technologies Corp.	2,190	571,940
Xylem, Inc./NY	1,477	161,791

		6,620,823

Marine Transportation – 0.0%
Kirby Corp.(a)	60	8,435

Professional Services – 0.3%
Automatic Data Processing, Inc.	5,497	1,219,455
Broadridge Financial Solutions, Inc.	2,554	392,601
Equifax, Inc.	17	2,818
Genpact Ltd.	574	18,913
Jacobs Solutions, Inc.	5	599
Leidos Holdings, Inc.	72	9,202
Paychex, Inc.	1,796	174,176
SS&C Technologies Holdings, Inc.	97	6,550
TransUnion	1,232	88,162
Verisk Analytics, Inc.	575	100,619

		2,013,095

Trading Companies & Distributors – 0.7%
Fastenal Co.	4,497	198,767
Ferguson Enterprises, Inc.	2	452
MSC Industrial Direct Co., Inc. – Class A	20	2,190
United Rentals, Inc.	3,802	3,785,537
Watsco, Inc.	578	212,184
WW Grainger, Inc.	345	425,813

		4,624,943

		67,425,835

40 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Health Care – 8.7%
Biotechnology – 0.6%
AbbVie, Inc.	2,406	$523,834
Amgen, Inc.	616	207,463
Biogen, Inc.(a)	372	72,912
Gilead Sciences, Inc.	810	108,888
Regeneron Pharmaceuticals, Inc.	51	31,354
Vertex Pharmaceuticals, Inc.(a)	6,910	3,092,501

		4,036,952

Health Care Equipment & Supplies – 1.2%
Abbott Laboratories	6,514	557,598
Baxter International, Inc.	119	2,235
Becton Dickinson & Co.	1,109	163,156
Boston Scientific Corp.(a)	3,722	179,810
Dexcom, Inc.(a)	784	57,812
Edwards Lifesciences Corp.(a)	4,194	362,655
GE HealthCare Technologies, Inc.	1,327	82,725
IDEXX Laboratories, Inc.(a)	192	108,198
Intuitive Surgical, Inc.(a)	866	367,738
Masimo Corp.(a)	80	14,276
Medtronic PLC	40,949	3,022,446
Penumbra, Inc.(a)	45	14,324
ResMed, Inc.	132	25,155
Solventum Corp.(a)	3,277	245,611
STERIS PLC	803	170,822
Stryker Corp.	9,566	2,918,491
Teleflex, Inc.	265	34,090
Zimmer Biomet Holdings, Inc.	1,146	94,350

		8,421,492

Health Care Providers & Services – 2.2%
Cardinal Health, Inc.	606	119,261
Cencora, Inc.	1,354	364,713
Centene Corp.(a)	553	32,959
Cigna Group (The)	1,796	498,210
CVS Health Corp.	2,486	226,176
DaVita, Inc.(a)	8	1,555
Elevance Health, Inc.	2,442	960,170
Encompass Health Corp.	19,750	2,090,538
HCA Healthcare, Inc.	1,031	390,275
Labcorp Holdings, Inc.	1,215	315,973
McKesson Corp.	289	214,565
Molina Healthcare, Inc.(a)	6	1,042
Quest Diagnostics, Inc.	222	43,268
UnitedHealth Group, Inc.	27,494	10,456,243
Universal Health Services, Inc. – Class B	19	2,776

		15,717,724

Health Care Technology – 0.0%
Veeva Systems, Inc. – Class A(a)	357	62,239

ABFunds.com	AB Active ETFs, Inc. 41

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Life Sciences Tools & Services – 2.5%
Agilent Technologies, Inc.	230	$31,172
Danaher Corp.	2,427	443,340
IQVIA Holdings, Inc.(a)	34,592	6,303,008
Mettler-Toledo International, Inc.(a)	11	12,986
QIAGEN NV	601	21,991
Thermo Fisher Scientific, Inc.	17,230	8,485,947
Waters Corp.(a)	5,281	2,025,633
West Pharmaceutical Services, Inc.	23	7,425

		17,331,502

Pharmaceuticals – 2.2%
Eli Lilly & Co.	5,613	6,202,365
Johnson & Johnson	3,485	785,275
Merck & Co., Inc.	67,962	8,068,449
Pfizer, Inc.	3,674	96,185
Zoetis, Inc.	921	71,553

		15,223,827

		60,793,736

Consumer Discretionary – 8.3%
Automobile Components – 0.0%
Gentex Corp.	10,359	250,274

Broadline Retail – 5.1%
Amazon.com, Inc.(a)	132,020	35,729,893
Coupang, Inc.(a)	62	1,029
Ollie’s Bargain Outlet Holdings, Inc.(a)	18	1,469

		35,732,391

Distributors – 0.0%
Genuine Parts Co.	573	56,555

Diversified Consumer Services – 0.1%
H&R Block, Inc.	85	3,272
Liberty Live Holdings, Inc. – Class A(a)	140	13,485
Liberty Live Holdings, Inc. – Class C(a)	538	53,315
Service Corp. International/US	3,690	277,451

		347,523

Hotels, Restaurants & Leisure – 0.6%
Airbnb, Inc. – Class A(a)	6	800
Aramark	2,314	123,521
Booking Holdings, Inc.	450	75,344
Churchill Downs, Inc.	102	8,896
Hilton Worldwide Holdings, Inc.	258	84,536
Hyatt Hotels Corp. – Class A	16,541	2,999,876
Marriott International, Inc./MD – Class A	200	75,120
McDonald’s Corp.	1,495	417,404
Yum! Brands, Inc.	313	46,308

		3,831,805

42 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Household Durables – 0.0%
Garmin Ltd.	584	$136,609
Lennar Corp. – Class B	6	528
Mohawk Industries, Inc.(a)	6	645

		137,782

Specialty Retail – 2.5%
AutoNation, Inc.(a)	11	2,065
AutoZone, Inc.(a)	2,074	6,087,584
Best Buy Co., Inc.	586	45,679
Burlington Stores, Inc.(a)	15	4,857
Floor & Decor Holdings, Inc. – Class A(a)	399	20,509
Gap, Inc. (The)	682	14,424
Home Depot, Inc. (The)	15,151	4,804,988
Lithia Motors, Inc.	15	4,363
Lowe’s Cos., Inc.	3,565	764,193
Murphy USA, Inc.	50	25,302
O’Reilly Automotive, Inc.(a)	7,326	636,483
Penske Automotive Group, Inc.	102	17,072
Ross Stores, Inc.	4,613	1,068,971
TJX Cos., Inc. (The)	26,051	4,031,392
Tractor Supply Co.	264	8,324
Valvoline, Inc.(a)	984	33,210

		17,569,416

Textiles, Apparel & Luxury Goods – 0.0%
Columbia Sportswear Co.	177	11,714
NIKE, Inc. – Class B	316	14,609
PVH Corp.	15	1,399

		27,722

		57,953,468

Consumer Staples – 3.1%
Beverages – 1.3%
Coca-Cola Co. (The)	62,499	4,938,046
Coca-Cola Consolidated, Inc.	230	39,850
Constellation Brands, Inc. – Class A	121	16,797
Monster Beverage Corp.(a)	37,896	3,337,880
PepsiCo, Inc.	5,205	750,509

		9,083,082

Consumer Staples Distribution & Retail – 1.2%
BJ’s Wholesale Club Holdings, Inc.(a)	1,423	121,353
Costco Wholesale Corp.	3,586	3,429,364
Dollar Tree, Inc.(a)	2,533	294,942
Kroger Co. (The)	3,005	186,761
Performance Food Group Co.(a)	34	3,338
Sysco Corp.	2,160	163,750
Walmart, Inc.	38,508	4,457,301

		8,656,809

Food Products – 0.2%
Archer-Daniels-Midland Co.	861	68,691

ABFunds.com	AB Active ETFs, Inc. 43

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Campbell’s Co. (The)	160	$3,378
Conagra Brands, Inc.	1,197	15,896
General Mills, Inc.	1,188	40,166
Hershey Co. (The)	162	31,433
Hormel Foods Corp.	817	18,979
Ingredion, Inc.	300	30,432
J M Smucker Co. (The)	65	6,708
Kraft Heinz Co. (The)	3,555	85,355
McCormick & Co., Inc./MD	617	29,227
Mondelez International, Inc. – Class A	17,629	1,078,366
Post Holdings, Inc.(a)	93	8,541
Tyson Foods, Inc. – Class A	243	14,828

		1,432,000

Household Products – 0.2%
Church & Dwight Co., Inc.	1,269	121,354
Colgate-Palmolive Co.	1,296	116,808
Kimberly-Clark Corp.	1,061	103,554
Procter & Gamble Co. (The)	8,960	1,286,298

		1,628,014

Tobacco – 0.2%
Altria Group, Inc.	10,792	750,908
Philip Morris International, Inc.	2,824	500,921

		1,251,829

		22,051,734

Energy – 2.3%
Energy Equipment & Services – 0.0%
Baker Hughes Co.	3,537	225,944
Halliburton Co.	1,503	58,391
SLB Ltd.	2,707	147,667

		432,002

Oil, Gas & Consumable Fuels – 2.3%
APA Corp.	979	35,665
Cheniere Energy, Inc.	617	138,739
Chevron Corp.	7,120	1,299,115
ConocoPhillips	6,424	732,207
Devon Energy Corp.	705	31,365
Diamondback Energy, Inc.	73	13,978
DT Midstream, Inc.	2,074	290,318
EOG Resources, Inc.	52,464	6,997,648
EQT Corp.	3,275	179,896
Expand Energy Corp.	223	20,735
Exxon Mobil Corp.	35,891	5,213,527
Kinder Morgan, Inc.	2,199	68,345
Occidental Petroleum Corp.	2,326	131,721
ONEOK, Inc.	3,583	300,757
Ovintiv, Inc.	8	448
Phillips 66	394	69,297
Targa Resources Corp.	655	167,071

44 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Texas Pacific Land Corp.	190	$74,670
Williams Cos., Inc. (The)	2,035	145,279

		15,910,781

		16,342,783

Materials – 2.0%
Chemicals – 1.7%
Air Products & Chemicals, Inc.	2,537	706,859
Axalta Coating Systems Ltd.(a)	133	4,092
CF Industries Holdings, Inc.	140	15,729
Corteva, Inc.	64,501	5,049,138
Dow, Inc.	3,133	105,739
Eastman Chemical Co.	97	7,359
Ecolab, Inc.	2,739	701,184
International Flavors & Fragrances, Inc.	28	2,129
Linde PLC	9,964	4,958,983
LyondellBasell Industries NV – Class A	185	12,330
Mosaic Co. (The)	411	9,823
NewMarket Corp.	13	10,057
Olin Corp.	19	492
RPM International, Inc.	295	31,261
Sherwin-Williams Co. (The)	1,308	397,423
Westlake Corp.	115	9,986

		12,022,584

Construction Materials – 0.3%
CRH PLC	190	20,670
Eagle Materials, Inc.	5,711	1,263,159
Martin Marietta Materials, Inc.	872	507,190
Vulcan Materials Co.	1,196	338,373

		2,129,392

Containers & Packaging – 0.0%
Amcor PLC	1	39
AptarGroup, Inc.	715	82,832
Avery Dennison Corp.	12	1,909
Packaging Corp. of America	11	2,408

		87,188

Metals & Mining – 0.0%
Nucor Corp.	69	17,250
Reliance, Inc.	101	38,458

		55,708

		14,294,872

Utilities – 1.5%
Electric Utilities – 1.1%
Alliant Energy Corp.	1,471	105,338
American Electric Power Co., Inc.	38,710	4,903,396
Constellation Energy Corp.	567	163,154
Duke Energy Corp.	2,670	327,689
Edison International	1,671	116,870

ABFunds.com	AB Active ETFs, Inc. 45

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Entergy Corp.	3,894	$424,641
Evergy, Inc.	153	12,552
Eversource Energy	2,394	163,438
Exelon Corp.	4,376	199,721
FirstEnergy Corp.	504	23,381
NextEra Energy, Inc.	10,850	944,058
NRG Energy, Inc.	26	3,486
PG&E Corp.	261	4,265
Pinnacle West Capital Corp.	60	5,984
PPL Corp.	1,343	47,529
Southern Co. (The)	1,998	183,916
Xcel Energy, Inc.	288	22,896

		7,652,314

Gas Utilities – 0.0%
Atmos Energy Corp.	110	18,605
MDU Resources Group, Inc.	1,577	33,243
UGI Corp.	14	489

		52,337

Independent Power and Renewable Electricity Producers – 0.0%
AES Corp. (The)	2,958	43,394
Brookfield Renewable Corp.	97	3,878
Vistra Corp.	584	93,574

		140,846

Multi-Utilities – 0.4%
Ameren Corp.	4,632	500,117
CenterPoint Energy, Inc.	140	5,916
CMS Energy Corp.	57	4,137
Consolidated Edison, Inc.	2,221	234,604
Dominion Energy, Inc.	3,399	227,529
DTE Energy Co.	641	91,580
NiSource, Inc.	11,004	508,605
Public Service Enterprise Group, Inc.	4,481	352,431
Sempra	3,072	273,807
WEC Energy Group, Inc.	537	59,634

		2,258,360

Water Utilities – 0.0%
American Water Works Co., Inc.	267	32,913
Essential Utilities, Inc.	898	33,127

		66,040

		10,169,897

Real Estate – 1.2%
Health Care REITs – 0.0%
Healthcare Realty Trust, Inc.	5	99
Medical Properties Trust, Inc.	46	235
Ventas, Inc.	1,092	92,187
Welltower, Inc.	640	131,411

		223,932

46 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Hotel & Resort REITs – 0.0%
Host Hotels & Resorts, Inc.	18	$414

Industrial REITs – 0.1%
Americold Realty Trust, Inc.	2	31
EastGroup Properties, Inc.	12	2,423
First Industrial Realty Trust, Inc.	127	7,858
Prologis, Inc.	1,883	270,154

		280,466

Office REITs – 0.0%
BXP, Inc.	43	2,580
Vornado Realty Trust	881	29,734

		32,314

Real Estate Management & Development – 0.0%
CBRE Group, Inc. – Class A(a)	1,022	127,791
CoStar Group, Inc.(a)	20	644
Jones Lang LaSalle, Inc.(a)	44	12,421

		140,856

Residential REITs – 0.0%
American Homes 4 Rent – Class A	101	3,240
AvalonBay Communities, Inc.	516	94,175
Equity Residential	36	2,356
Essex Property Trust, Inc.	64	17,449
Mid-America Apartment Communities, Inc.	251	32,397
Sun Communities, Inc.	99	12,242

		161,859

Retail REITs – 0.1%
Federal Realty Investment Trust	14	1,675
Kimco Realty Corp.	984	23,695
Realty Income Corp.	1,289	78,990
Regency Centers Corp.	1	77
Simon Property Group, Inc.	1,078	220,893

		325,330

Specialized REITs – 1.0%
American Tower Corp.	1,223	228,652
Crown Castle, Inc.	963	88,115
CubeSmart	296	11,840
Digital Realty Trust, Inc.	18,047	3,428,930
Equinix, Inc.	196	209,336
Extra Space Storage, Inc.	19,369	2,795,140
Iron Mountain, Inc.	1,743	223,540
Lamar Advertising Co. – Class A	1	152
Millrose Properties, Inc.	33	931
Public Storage	21	6,378
Rayonier, Inc.	400	8,356
SBA Communications Corp.	2	406
VICI Properties, Inc.	3,718	104,922

ABFunds.com	AB Active ETFs, Inc. 47

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Weyerhaeuser Co.	507	$12,427

		7,119,125

		8,284,296

Total Common Stocks (cost $608,583,942)		657,581,087

INVESTMENT COMPANIES – 6.1%
Funds and Investment Trusts – 6.1%(b)
First Trust Cloud Computing ETF	164	23,709
First Trust Health Care AlphaDEX Fund	579	66,683
First Trust Nasdaq Oil & Gas ETF	1,971	69,571
First Trust Nasdaq-100 Select Equal Weight ETF	270	42,157
Invesco KBW Bank ETF	798	69,538
Invesco QQQ Trust Series 1	3,759	2,775,307
Invesco S&P 500 Equal Weight ETF	362	75,596
iShares Core Dividend Growth ETF	836	62,633
iShares Core S&P 500 ETF	2,129	1,618,146
iShares Core S&P Mid-Cap ETF	4,672	348,531
iShares Core S&P Total U.S. Stock Market ETF	972	160,847
iShares Core S&P U.S. Growth ETF	2,175	416,774
iShares Core U.S. REIT ETF	51	3,304
iShares Dow Jones U.S. ETF	93	17,093
iShares ESG MSCI KLD 400 ETF	640	91,552
iShares ESG Optimized MSCI USA ETF – Class U	1,897	291,816
iShares Global 100 ETF	590	84,400
iShares MSCI USA Min Vol Factor ETF	982	94,861
iShares MSCI USA Quality Factor ETF	3,362	724,477
iShares Residential & Multisector Real Estate ETF	100	8,975
iShares Russell 1000 ETF	450	185,810
iShares Russell 1000 Growth ETF	2,124	271,553
iShares Russell 1000 Value ETF	1,194	284,124
iShares Russell Mid-Cap Value ETF	5	802
iShares S&P 500 Growth ETF	9,241	1,297,067
iShares S&P 500 Value ETF	362	82,507
iShares S&P Mid-Cap 400 Value ETF	180	25,600
iShares Select Dividend ETF	525	81,354
iShares Semiconductor ETF	222	126,336
iShares U.S. Aerospace & Defense ETF	489	115,130
iShares U.S. Energy ETF	427	25,552
iShares U.S. Equity Factor ETF	43,508	3,327,057
iShares U.S. Technology ETF	829	209,671
Schwab Fundamental U.S. Large Co. ETF	1,970	61,050
Schwab U.S. Large-Cap Growth ETF	307	10,782
Schwab US Large-Cap ETF	31,624	941,130
State Street Communication Services Select Sector SPDR ETF	1,023	118,351
State Street Consumer Discretionary Select Sector SPDR ETF	1,528	184,689
State Street Consumer Staples Select Sector SPDR ETF	1,299	107,700

48 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

State Street Energy Select Sector SPDR ETF	7,905	$444,972
State Street Financial Select Sector SPDR ETF	20,085	1,035,984
State Street Health Care Select Sector SPDR ETF	3,847	575,011
State Street Industrial Select Sector SPDR ETF	4,768	825,484
State Street Materials Select Sector SPDR ETF	744	38,056
State Street Real Estate Select Sector SPDR ETF	710	31,233
State Street SPDR Portfolio S&P 500 Growth ETF	2,887	350,770
State Street SPDR Portfolio S&P 500 Value ETF	7,094	433,089
State Street SPDR S&P 500 ETF Trust	3,189	2,412,415
State Street SPDR S&P Dividend ETF	888	132,543
State Street SPDR S&P MidCap 400 ETF Trust	12	8,167
State Street Technology Select Sector SPDR ETF	262	50,047
State Street Utilities Select Sector SPDR ETF	1,812	80,489
VanEck Biotech ETF	300	56,592
Vanguard Consumer Discretionary ETF	661	265,524
Vanguard Dividend Appreciation ETF	5,042	1,183,105
Vanguard Energy ETF	360	57,276
Vanguard Financials ETF	282	35,718
Vanguard Growth ETF	4,680	419,328
Vanguard Health Care ETF	107	29,918
Vanguard High Dividend Yield ETF	969	154,255
Vanguard Industrials ETF	2,679	912,575
Vanguard Large-Cap ETF	14	4,875
Vanguard Mega Cap Growth ETF	4,910	448,136
Vanguard Mega Cap Value ETF	3,890	613,025
Vanguard Mid-Cap ETF	57,964	4,576,837
Vanguard Mid-Cap Value ETF	200	38,910
Vanguard S&P 500 ETF	4,584	3,188,126
Vanguard Total Stock Market ETF	26,105	9,725,157
Vanguard Value ETF	528	111,857

Total Investment Companies (cost $38,757,978)		42,741,709

RIGHTS – 0.0%
Financials – 0.0%
Capital Markets – 0.0%
Hologic, Inc. (CVR)(a)(c)(d) (cost $37)	3,718	37

SHORT-TERM INVESTMENTS – 0.2%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.46%(b)(e)(f) (cost $1,485,688)	1,485,688	1,485,688

Total Investments – 100.0% (cost $648,827,645)		701,808,521
Other assets less liabilities – 0.0%		249,485

Net Assets – 100.0%		$702,058,006

ABFunds.com	AB Active ETFs, Inc. 49

PORTFOLIO OF INVESTMENTS (continued)

(a)	Non-income producing security.

(b)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(c)	Fair valued by the Adviser.

(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(e)	The rate shown represents the 7-day yield as of period end.

(f)	Affiliated investments.

Glossary:

ADR – American Depositary Receipt

CVR – Contingent Value Right

ETF – Exchange Traded Fund

MSCI – Morgan Stanley Capital International

NASDAQ – National Association of Securities Dealers Automated Quotations

REG – Registered Shares

REIT – Real Estate Investment Trust

SPDR – Standard & Poor’s Depository Receipts

See notes to financial statements.

50 AB Active ETFs, Inc.	ABFunds.com

STATEMENT OF ASSETS & LIABILITIES

May 31, 2026 (unaudited)

	AB Disruptors ETF		AB US High Dividend ETF		AB US Large Cap Strategic Equities ETF
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,957,845,911, $169,271,847 and $1,060,369,655, respectively)	$2,758,288,513	(a)	$191,132,993	(a)	$1,243,380,348	(a)
Affiliated issuers (cost $104,531,095, $1,580,611 and $10,072,224—including investment of cash collateral for securities loaned of $182,590, $1,193,518 and $599,355, respectively)	104,531,095		1,580,611		10,072,224
Cash	70,472		– 0	–	54,169
Foreign currencies, at value (cost $2,147,215, $0 and $0, respectively)	2,190,057		– 0	–	– 0	–
Receivable for investment securities sold and foreign currency transactions	97,794,540		– 0	–	– 0	–
Unaffiliated dividends and interest receivable	832,694		408,267		1,000,295
Affiliated dividends receivable	313,363		953		25,269
Foreign withholding tax reclaims	150,932		– 0	–	– 0	–
Receivable due from Adviser	20,404		332		1,579
Receivable for shares of beneficial interest sold	– 0	–	– 0	–	2,512,122

Total assets	2,964,192,070		193,123,156		1,257,046,006

Liabilities
Payable for collateral received on securities loaned	182,590		1,193,518		599,355
Advisory fee payable	1,475,367		54,085		402,024
Payable for investment securities purchased and foreign currency transactions	75,418,072		– 0	–	2,493,912

Total liabilities	77,076,029		1,247,603		3,495,291

Net Assets	$2,887,116,041		$191,875,553		$1,253,550,715

Composition of Net Assets
Capital stock, at par	$2,033		$214		$1,497
Additional paid-in capital	1,951,727,467		161,664,701		1,061,033,548
Distributable earnings	935,386,541		30,210,638		192,515,670

Net Assets	$2,887,116,041		$191,875,553		$1,253,550,715

Net Asset Value Per Share—500 million shares of capital stock authorized, $.0001 par value (based on 20,330,020, 2,140,020 and 14,970,020 shares outstanding)	$142.01		$89.66		$83.74

(a)	Includes securities on loan with a value of $21,613,336, $2,552,582 and $7,505,040, respectively (see Note E).

See notes to financial statements.

ABFunds.com	AB Active ETFs, Inc. 51

STATEMENT OF ASSETS & LIABILITIES (unaudited) (continued)

	AB US Low Volatility Equity ETF		AB International Low Volatility Equity ETF		AB International Growth ETF
Assets
Investments in securities, at value
Unaffiliated issuers (cost $170,520,946, $1,378,293,372 and $4,347,025, respectively)	$201,469,325	(a)	$1,747,403,640	(a)	$4,252,898
Affiliated issuers (cost $1,507,280, $5,402,111 and $56,785—including investment of cash collateral for securities loaned of $713,770, $0 and $0, respectively)	1,507,280		5,402,111		56,785
Cash	4,239		746		– 0	–
Cash collateral due from broker	– 0	–	260,000		– 0	–
Foreign currencies, at value (cost $0, $4,535,207 and $4,929, respectively)	– 0	–	4,564,518		4,939
Receivable for investment securities sold	1,999,032		– 0	–	12,820
Unaffiliated dividends and interest receivable	195,071		8,825,759		3,236
Affiliated dividends receivable	1,834		20,547		167
Receivable due from Adviser	203		2,646		10
Unrealized appreciation on forward currency exchange contracts	– 0	–	2,514,985		– 0	–
Foreign withholding tax reclaims	– 0	–	4,515,481		– 0	–

Total assets	205,176,984		1,773,510,433		4,330,855

Liabilities
Payable for collateral received on securities loaned	713,770		– 0	–	– 0	–
Advisory fee payable	67,163		743,560		1,952
Payable for investment securities purchased and foreign currency transactions	– 0	–	3,506		45,713
Unrealized depreciation on forward currency exchange contracts	– 0	–	4,532,360		– 0	–

Total liabilities	780,933		5,279,426		47,665

Net Assets	$204,396,051		$1,768,231,007		$4,283,190

Composition of Net Assets
Capital stock, at par	$252		$3,930		$15
Additional paid-in capital	178,013,688		1,368,507,560		4,499,813
Distributable earnings/Accumulated loss	26,382,111		399,719,517		(216,638)

Net Assets	$204,396,051		$1,768,231,007		$4,283,190

Net Asset Value Per Share—500 million shares of capital stock authorized, $.0001 par value (based on 2,520,020, 39,301,020 and 150,033 shares outstanding)	$81.11		$44.99		$28.55

(a)	Includes securities on loan with a value of $1,296,365 and $14,361,705, respectively (see Note E).

See notes to financial statements.

52 AB Active ETFs, Inc.	ABFunds.com

STATEMENT OF ASSETS & LIABILITIES (unaudited) (continued)

AB US Equity ETF
Assets
Investments in securities, at value
Unaffiliated issuers (cost $647,341,957)	$700,322,833
Affiliated issuers (cost $1,485,688)	1,485,688
Cash	25,396
Unaffiliated dividends and interest receivable	515,083
Affiliated dividends receivable	4,513
Receivable due from Adviser	271

Total assets	702,353,784

Liabilities
Advisory fee payable	294,839
Foreign capital gains tax payable	939

Total liabilities	295,778

Net Assets	$702,058,006

Composition of Net Assets
Capital stock, at par	$2,614
Additional paid-in capital	202,364,772
Distributable earnings	499,690,620

Net Assets	$702,058,006

Net Asset Value Per Share—500 million shares of capital stock authorized, $.0001 par value (based on 26,140,973 shares outstanding)	$26.86

See notes to financial statements.

ABFunds.com	AB Active ETFs, Inc. 53

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2026 (unaudited)

	AB Disruptors ETF		AB US High Dividend ETF		AB US Large Cap Strategic Equities ETF
Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $357,796, $5,168 and $45,702)	$4,794,691		$2,434,973		$4,808,363
Affiliated issuers	791,926		5,975		145,125
Interest	12,716		55		47
Securities lending income, net	288,822		3,455		2,272

Total income	$5,888,155		$2,444,458		$4,955,807

Expenses
Advisory fee (see Note B)	5,812,973		269,424		1,709,600

Total expenses before bank overdraft expense	5,812,973		269,424		1,709,600
Bank overdraft expense	– 0	–	255		– 0	–

Total expenses	5,812,973		269,679		1,709,600
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(54,920)		(1,049)		(8,933)

Net expenses	5,758,053		268,630		1,700,667

Net investment income	130,102		2,175,828		3,255,140

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	31,651,568		702,879		(12,714,903)
In-kind redemptions	127,120,519		9,223,165		29,197,931
Foreign currency transactions	(566,015)		– 0	–	– 0	–
Net change in unrealized appreciation (depreciation) of:
Investments	515,574,473		8,016,017		78,522,691
Foreign currency denominated assets and liabilities	46,001		– 0	–	– 0	–

Net gain on investment and foreign currency transaction	673,826,546		17,942,061		95,005,719

Net Increase in Net Assets from Operations	$673,956,648		$20,117,889		$98,260,859

See notes to financial statements.

54 AB Active ETFs, Inc.	ABFunds.com

STATEMENT OF OPERATIONS (continued)

Six Months Ended May 31, 2026 (unaudited)

	AB US Low Volatility Equity ETF		AB International Low Volatility Equity ETF	AB International Growth ETF
Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $4,680, $3,139,374 and $4,448)	$1,171,545		$29,322,368	$27,899
Affiliated issuers	48,880		161,129	829
Interest	306		40,269	– 0	–
Securities lending income, net	1,898		283,588	– 0	–

Total income	$1,222,629		$29,807,354	$28,728

Expenses
Advisory fee (see Note B)	360,382		4,096,132	11,588

Total expenses before bank overdraft expense	360,382		4,096,132	11,588
Bank overdraft expense	161		3,578	– 0	–

Total expenses	360,543		4,099,710	11,588
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(3,445)		(14,186)	(49)

Net expenses	357,098		4,085,524	11,539

Net investment income	865,531		25,721,830	17,189

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	(4,602,295)		(9,180,919)	(131,723)
In-kind redemptions	3,789,292		27,155,834	– 0	–
Forward currency exchange contracts	– 0	–	(4,179,092)	– 0	–
Foreign currency transactions	7		6,480,660	(345)
Net change in unrealized appreciation (depreciation) of:
Investments	5,843,569		86,707,760	100,962
Forward currency exchange contracts	– 0	–	(5,090,259)	– 0	–
Foreign currency denominated assets and liabilities	– 0	–	162,304	8

Net gain (loss) on investment and foreign currency transactions	5,030,573		102,056,288	(31,098)

Net Increase (Decrease) in Net Assets from Operations	$5,896,104		$127,778,118	$(13,909)

See notes to financial statements.

ABFunds.com	AB Active ETFs, Inc. 55

STATEMENT OF OPERATIONS (continued)

For the Period from December 15, 2025(a) to May 31, 2026 (unaudited)

AB US Equity ETF
Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $17,741)	$3,597,761
Affiliated issuers	26,087

Total income	$3,623,848

Expenses
Advisory fee (see Note B)	1,538,753

Total expenses	1,538,753

Less: expenses waived and reimbursed by the Adviser (see Note B)	(1,483)

Net expenses	1,537,270

Net investment income	2,086,578

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions(b)	283,010,353
In-kind redemptions	163,142,750
Net change in unrealized appreciation (depreciation) of:
Investments	52,980,876

Net gain on investment transactions	499,133,979

Net Increase in Net Assets from Operations	$501,220,557

(a)	Commencement of operations.

(b)	Net of foreign realized capital gains taxes of $939.

See notes to financial statements.

56 AB Active ETFs, Inc.	ABFunds.com

STATEMENT OF CHANGES IN NET ASSETS

	AB Disruptors ETF		AB US High Dividend ETF
	Six Months Ended May 31, 2026 (unaudited)	Year Ended November 30, 2025	Six Months Ended May 31, 2026 (unaudited)		Year Ended November 30, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$130,102	$(401,350)	$2,175,828		$1,930,096
Net realized gain on investment and foreign currency transactions	158,206,072	45,668,207	9,926,044		1,735,942
Net change in unrealized appreciation of investments and foreign currency denominated assets and liabilities	515,620,474	185,467,017	8,016,017		10,721,801

Net increase in net assets from operations	673,956,648	230,733,874	20,117,889		14,387,839
Distributions to Shareholders	(1,400,180)	(8,952,609)	(1,877,201)		(1,465,698)
Transactions in Shares of the Fund
Net increase	925,880,328	577,938,378	41,204,144		94,051,226
Other Capital	148,039	21,766	– 0	–	– 0	–

Total increase	1,598,584,835	799,741,409	59,444,832		106,973,367
Net Assets
Beginning of period	1,288,531,206	488,789,797	132,430,721		25,457,354

End of period	$2,887,116,041	$1,288,531,206	$191,875,553		$132,430,721

See notes to financial statements.

ABFunds.com	AB Active ETFs, Inc. 57

STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB US Large Cap Strategic Equities ETF		AB US Low Volatility Equity ETF
	Six Months Ended May 31, 2026 (unaudited)	Year Ended November 30, 2025	Six Months Ended May 31, 2026 (unaudited)	Year Ended November 30, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income	$3,255,140	$3,199,940	$865,531	$1,103,205
Net realized gain (loss) on investment and foreign currency transactions	16,483,028	(294,221)	(812,996)	(796,096)
Net change in unrealized appreciation of investments and foreign currency denominated assets and liabilities	78,522,691	68,986,135	5,843,569	14,674,065

Net increase in net assets from operations	98,260,859	71,891,854	5,896,104	14,981,174
Distributions to Shareholders	(4,000,784)	(1,173,105)	(790,126)	(1,066,987)
Transactions in Shares of the Fund
Net increase	486,530,381	342,084,086	32,841,769	75,816,262

Total increase	580,790,456	412,802,835	37,947,747	89,730,449
Net Assets
Beginning of period	672,760,259	259,957,424	166,448,304	76,717,855

End of period	$1,253,550,715	$672,760,259	$204,396,051	$166,448,304

See notes to financial statements.

58 AB Active ETFs, Inc.	ABFunds.com

STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB International Low Volatility Equity ETF			AB International Growth ETF
	Six Months Ended May 31, 2026 (unaudited)		Year Ended November 30, 2025	Six Months Ended May 31, 2026 (unaudited)		September 16, 2025(a) to November 30, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$25,721,830		$28,825,253	$17,189		$(735)
Net realized gain (loss) on investment and foreign currency transactions	20,276,483		67,802,695	(132,068)		(8,068)
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	81,779,805		107,217,362	100,970		(195,088)
Contributions from Affiliates (see Note B)	– 0	–	44,617	– 0	–	– 0	–

Net increase (decrease) in net assets from operations	127,778,118		203,889,927	(13,909)		(203,891)
Distributions to Shareholders	(24,321,126)		(6,787,260)	– 0	–	– 0	–
Transactions in Shares of the Fund
Net increase	170,327,450		471,390,715	– 0	–	4,500,990

Total increase (decrease)	273,784,442		668,493,382	(13,909)		4,297,099
Net Assets
Beginning of period	1,494,446,565		825,953,183	4,297,099		– 0	–

End of period	$1,768,231,007		$1,494,446,565	$4,283,190		$4,297,099

(a)	Commencement of operations.

See notes to financial statements.

ABFunds.com	AB Active ETFs, Inc. 59

STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB US Equity ETF
	December 15, 2025(a) to May 31, 2026
Increase (Decrease) in Net Assets from Operations
Net investment income	$2,086,578
Net realized gain on investment transactions	446,153,103
Net change in unrealized appreciation of investments	52,980,876

Net increase in net assets from operations	501,220,557
Distributions to Shareholders	(1,529,937)
Transactions in Shares of the Fund
Net increase	202,367,386

Total increase	702,058,006
Net Assets
Beginning of period	– 0	–

End of period	$702,058,006

(a)	Commencement of operations.

See notes to financial statements.

60 AB Active ETFs, Inc.	ABFunds.com

NOTES TO FINANCIAL STATEMENTS

May 31, 2026

NOTE A

Significant Accounting Policies

AB Active ETFs, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end management investment company. The Corporation, which is a Maryland corporation, operates as a series company comprised of 23 funds currently in operation. This report relates only to AB Disruptors ETF, AB US High Dividend ETF, AB US Large Cap Strategic Equities ETF, AB US Low Volatility Equity ETF, AB International Low Volatility Equity ETF, AB International Growth ETF and AB US Equity ETF (hereafter collectively referred to as the “Funds” and each individually a “Fund”). AB International Low Volatility Equity ETF, AB Disruptors ETF, AB US Low Volatility Equity ETF and AB International Growth ETF are diversified portfolios, AB US High Dividend ETF, AB US Large Cap Strategic Equities ETF, and AB US Equity ETF are non-diversified portfolios.

AB International Low Volatility Equity ETF (the “Acquiring Portfolio”) commenced investment operations on July 12, 2024. At meetings held on October 31 – November 2, 2023, the Corporation’s Board of Directors (the “Board”) approved the reorganization of AB International Low Volatility Equity Portfolio, a portfolio of AB Cap Fund, Inc. (the “Acquired Portfolio”) into the Acquiring Portfolio (the “Conversion”), to be managed by AllianceBernstein L.P. (the “Adviser”). Pursuant to an Agreement and Plan of Acquisition and Termination (the “Plan”), the Acquired Portfolio was converted into an exchange traded fund (“ETF”) with the same investment objective, and the same investment policies and investment strategies as the Acquired Portfolio on the closing date of the Conversion, July 12, 2024. In connection with the Conversion, the assets and liabilities of the Acquired Portfolio were transferred to the Acquiring Portfolio, and stockholders of the Acquired Portfolio received shares of the Acquiring Portfolio equal in aggregate net asset value (“NAV”) to the NAV of their shares of the Acquired Portfolio (less cash corresponding to any fractional share amount). The Acquired Portfolio had a fiscal year end of June 30; however the Fund has a fiscal year end of November 30. See Note J for additional information regarding the Conversion. The Acquired Portfolio was the accounting survivor in the Conversion and as such, the financial statements and the financial highlights reflect the financial information of the Acquired Portfolio through July 12, 2024.

AB International Growth ETF commenced investment operations on September 16, 2025. AB US Equity ETF commenced investment operations on December 15, 2025.

Each Fund is considered to be a separate entity for financial reporting and tax purposes. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the

ABFunds.com	AB Active ETFs, Inc. 61

NOTES TO FINANCIAL STATEMENTS (continued)

reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Funds.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the “Board”). Pursuant to these procedures, the Adviser serves as the Funds’ valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Funds’ portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed options are generally valued using market-based inputs, such as last traded prices, closing bid and ask prices, or settlement prices, as applicable; over-the-counter (“OTC”) options, including flexible exchange-traded options (“Flex Options”), are typically valued at transaction price on the trade date and thereafter valued using models that consider the terms of the option and/or relevant market inputs, as applicable; open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at fair value by an independent pricing service. If an independent fair value is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest

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rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at closing net assets value (“NAV”) per share, while exchange-traded funds are valued at closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Funds may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Funds value their securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Funds generally value many of their foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments

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•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following tables summarize the valuation of the Funds’ investments by the above fair value hierarchy levels as of May 31, 2026:

AB Disruptors ETF

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$2,758,288,513		$	– 0	–	$	– 0	–	$2,758,288,513
Short-Term Investments	104,348,505			– 0	–		– 0	–	104,348,505
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	182,590			– 0	–		– 0	–	182,590

Total Investments in Securities	2,862,819,608			– 0	–		– 0	–	2,862,819,608
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total	$2,862,819,608		$	– 0	–	$	– 0	–	$2,862,819,608

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AB US High Dividend ETF

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$191,132,993		$	– 0	–	$	– 0	–	$191,132,993
Short-Term Investments	387,093			– 0	–		– 0	–	387,093
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,193,518			– 0	–		– 0	–	1,193,518

Total Investments in Securities	192,713,604			– 0	–		– 0	–	192,713,604
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total	$192,713,604		$	– 0	–	$	– 0	–	$192,713,604

AB US Large Cap Strategic Equities ETF

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$1,243,380,348		$	– 0	–	$	– 0	–	$1,243,380,348
Short-Term Investments	9,472,869			– 0	–		– 0	–	9,472,869
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	599,355			– 0	–		– 0	–	599,355

Total Investments in Securities	1,253,452,572			– 0	–		– 0	–	1,253,452,572
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total	$1,253,452,572		$	– 0	–	$	– 0	–	$1,253,452,572

AB US Low Volatility Equity ETF

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$201,469,325		$	– 0	–	$	– 0	–	$201,469,325
Short-Term Investments	793,510			– 0	–		– 0	–	793,510
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	713,770			– 0	–		– 0	–	713,770

Total Investments in Securities	202,976,605			– 0	–		– 0	–	202,976,605
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total	$202,976,605		$	– 0	–	$	– 0	–	$202,976,605

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NOTES TO FINANCIAL STATEMENTS (continued)

AB International Low Volatility Equity ETF

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$1,747,403,640		$	– 0	–	$	– 0	–	$1,747,403,640
Warrants	– 0	–		– 0	–		0	(c)	– 0	–
Short-Term Investments	5,402,111			– 0	–		– 0	–	5,402,111

Total Investments in Securities	1,752,805,751			– 0	–		0	(c)	1,752,805,751
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	– 0	–		2,514,985			– 0	–	2,514,985
Liabilities:
Forward Currency Exchange Contracts	– 0	–		(4,532,360)			– 0	–	(4,532,360)

Total	$1,752,805,751			$(2,017,375)			$0	(c)	$1,750,788,376

AB International Growth ETF

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$4,252,898		$	– 0	–	$	– 0	–	$4,252,898
Short-Term Investments	56,785			– 0	–		– 0	–	56,785

Total Investments in Securities	4,309,683			– 0	–		– 0	–	4,309,683
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total	$4,309,683		$	– 0	–	$	– 0	–	$4,309,683

AB US Equity ETF

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$657,581,087		$	– 0	–	$	– 0	–	$657,581,087
Investment Companies	42,741,709			– 0	–		– 0	–	42,741,709
Rights	– 0	–		– 0	–		37		37
Short-Term Investments	1,485,688			– 0	–		– 0	–	1,485,688

Total Investments in Securities	701,808,484			– 0	–		37		701,808,521
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total	$701,808,484		$	– 0	–		$37		$701,808,521

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(c)	The Fund held securities with zero market value at period end.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the

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U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is each Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Funds’ financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Funds are informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Funds amortize premiums and accrete original issue and market discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend

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NOTES TO FINANCIAL STATEMENTS (continued)

income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

Prior to the Conversion, all income earned and expenses incurred by the Acquired Portfolio were borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Acquired Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of AB Cap Fund, Inc. were charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses were allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

Each Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Funds’ President is the CODM. The CODM monitors the operating results of each Fund as a whole and the predetermined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, each Fund pays the Adviser a unitary advisory fee, accrued daily and paid monthly, based on the

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Fund’s average daily net assets. The annual advisory fee rates are .65%, .35%, .39%, .39%, .50%, .55% and .50% for AB Disruptors ETF, AB US High Dividend ETF, AB US Large Cap Strategic Equities ETF, AB US Low Volatility Equity ETF, AB International Low Volatility Equity Portfolio, AB International Growth ETF, AB US Equity ETF, respectively.

Prior to May 9, 2025 the unitary advisory fee rates were .45%, .48% and .48% for AB US High Dividend ETF, AB US Large Cap Strategic Equities ETF and AB US Low Volatility Equity ETF, respectively.

With respect to AB International Low Volatility Equity Portfolio, prior to July 12, 2024, the Acquired Portfolio paid the Adviser an advisory fee at an annual rate .65% of the first $2.5 billion, .55% of the excess of $2.5 billion up to $5 billion and .50% of the excess over $5 billion of the Fund’s average daily net assets. The Adviser had agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs) on an annual basis (the “Expense Caps”) to 1.00%, 1.75%, .75% and .75% of the daily average net assets for Class A, Class C, Advisor Class and Class Z shares, respectively.

Under the investment advisory agreement, in accordance with the unitary fee structure, the Adviser bears the cost of various third-party services required by each Fund, including audit, custodial, accounting, legal, transfer agency and printing costs and the fees and expenses of the Corporation’s directors and their counsel. Also under the investment advisory agreement, the Adviser will reimburse each Fund for its share of the acquired funds fees and expenses (advisory fees and other expenses) of any pooled investment vehicle for which the Adviser serves as investment adviser.

For the period ended May 31, 2026, such waivers amounted to:

Portfolio	Amount
AB Disruptors ETF	$48,594
AB US High Dividend ETF	504
AB US Large Cap Strategic Equities ETF	8,732
AB US Low Volatility Equity ETF	2,920
AB International Low Volatility Equity ETF	9,583
AB International Growth ETF	49
AB US Equity ETF	1,483

During the year ended November 30, 2025, the Adviser reimbursed the AB International Low Volatility Equity ETF $466 for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses.

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NOTES TO FINANCIAL STATEMENTS (continued)

On March 26, 2026, Equitable Holdings, Inc. (“Equitable”), the owner of the Adviser, entered into an Agreement and Plan of Merger (“Merger Agreement”), by and among Equitable, Corebridge Financial, Inc. (“Corebridge”) and various Corebridge subsidiaries. Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly-formed company (the “Transaction”). The closing of the Transaction may be deemed an “assignment” of the investment advisory agreement between the Fund and the Adviser. In order to ensure that the existing investment advisory services could continue uninterrupted, at a meeting held on May 5-7, 2026, the Boards of Directors/Trustees (the “Boards”) of the funds managed by the Adviser (the “AB Funds”), including the Funds, approved new investment advisory agreements with the Adviser, in connection with the Transaction. The Boards also agreed to call and hold a joint meeting of shareholders on August 3, 2026, for shareholders of each AB Fund to approve the new investment advisory agreement with the Adviser that would be effective after the closing of the Transaction.

A summary of the Funds’ transactions in AB mutual funds for the six months ended May 31, 2026 is as follows:

AB Disruptors ETF	Market Value 11/30/25 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/26 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$19,837	$637,728	$553,217	$104,348	$792
AB Government Money Market Portfolio*	6,601	133,162	139,580	183	38

Total				$104,531	$830

*	Investments of cash collateral for securities lending transactions (see Note E).

AB US High Dividend ETF	Market Value 11/30/25 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/26 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$227	$3,634	$3,474	$387	$6
AB Government Money Market Portfolio*	42	13,597	12,445	1,194	2

Total				$1,581	$8

*	Investments of cash collateral for securities lending transactions (see Note E).

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AB US Large Cap Strategic Equities ETF	Market Value 11/30/25 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/26 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$9,256		$56,112	$55,895	$9,473	$145
AB Government Money Market Portfolio*	– 0	–	17,453	16,854	599	0	**

Total					$10,072	$145

*	Investments of cash collateral for securities lending transactions (see Note E).

**	Amount is less than $500.

AB US Low Volatility Equity ETF	Market Value 11/30/25 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/26 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$4,059		$10,621	$13,887	$793	$49
AB Government Money Market Portfolio*	– 0	–	14,666	13,952	714	2

Total					$1,507	$51

*	Investments of cash collateral for securities lending transactions (see Note E).

AB International Low Volatility Equity ETF	Market Value 11/30/25 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/26 (000)		Dividend Income (000)
AB Government Money Market Portfolio	$9,760		$145,248	$149,606	$5,402		$161
AB Government Money Market Portfolio*	– 0	–	75,763	75,763	– 0	–	12

Total					$5,402		$173

*	Investments of cash collateral for securities lending transactions (see Note E).

AB International Growth ETF	Market Value 11/30/25 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/26 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$19		$469	$431	$57	$1

AB US Equity ETF	Market Value 11/30/25 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/26 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$ – 0	–	$7,878	$6,392	$1,486	$26

During the year ended November 30, 2025, the Adviser reimbursed the AB International Low Volatility Equity ETF $44,617 for trading losses incurred due to a trade entry error.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE C

Distribution Services Agreement

Each Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 of the Act which permits the Fund to pay distribution and servicing fees not to exceed .25% per year of the Fund’s average daily net assets. No such fees are currently paid, and the Board has not approved the commencement of payments under the Rule 12b-1 Distribution and Service Plan.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and in-kind purchases and sales) for the six months ended May 31, 2026 were as follows:

	Purchases				Sales
Fund	Investment securities (excluding U.S. government securities)	U.S. government securities			Investment securities (excluding U.S. government securities)	U.S. government securities
AB Disruptors ETF	$1,743,635,591	$	– 0	–	$1,494,903,110	$	– 0	–
AB US High Dividend ETF	135,533,446		– 0	–	135,044,949		– 0	–
AB US Large Cap Strategic Equities ETF	159,901,231		– 0	–	92,766,819		– 0	–
AB US Low Volatility Equity ETF	26,410,399		– 0	–	23,518,330		– 0	–
AB International Low Volatility Equity ETF	374,224,318		– 0	–	278,822,362		– 0	–
AB International Growth ETF	1,172,781		– 0	–	1,163,589		– 0	–
AB US Equity ETF	249,470,449		– 0	–	53,614,394		– 0	–

During the six months ended May 31, 2026, the Fund delivered portfolio securities for the redemption of Fund shares (in-kind redemptions). Cash and portfolio securities were transferred for redemptions at fair value. For financial reporting purposes, the Fund recorded net realized gains and losses in connection with each in-kind redemption transaction. For the six months ended May 31, 2026, the Fund had in-kind purchases and in-kind sales as follows:

AB Disruptors ETF	Purchases		Sales
In-kind transactions (excluding U.S. government securities)	$846,902,492		$285,949,709
U.S. government securities	– 0	–	– 0	–

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AB US High Dividend ETF	Purchases		Sales
In-kind transactions (excluding U.S. government securities)	$85,493,760		$44,749,958
U.S. government securities	– 0	–	– 0	–

AB US Large Cap Strategic Equities ETF	Purchases		Sales
In-kind transanctions (excluding U.S. government securities)	$517,303,421		$99,216,131
U.S. government securities	– 0	–	– 0	–

AB US Low Volatility Equity ETF	Purchases		Sales
In-kind transanctions (excluding U.S. government securities)	$42,098,318		$10,846,314
U.S. government securities	– 0	–	– 0	–

AB International Low Volatility Equity ETF	Purchases		Sales
In-kind transanctions (excluding U.S. government securities)	$130,749,668		$56,223,276
U.S. government securities	– 0	–	– 0	–

AB International Growth ETF	Purchases		Sales
In-kind transanctions (excluding U.S. government securities)	$ – 0	–	$ – 0	–
U.S. government securities	– 0	–	– 0	–

AB US Equity ETF	Purchases		Sales
In-kind transanctions (excluding U.S. government securities)	$ – 0	–	$198,963,637
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

	Gross Unrealized
Fund	Appreciation	Depreciation	Net unrealized appreciation/ (depreciation)
AB Disruptors ETF	$808,483,998	$(8,041,396)	$800,442,602
AB US High Dividend ETF	25,929,808	(4,068,662)	21,861,146
AB US Large Cap Strategic Equities ETF	200,100,656	(17,089,963)	183,010,693
AB US Low Volatility Equity ETF	37,495,079	(6,546,700)	30,948,379
AB International Low Volatility Equity ETF	402,054,359	(34,961,466)	367,092,893
AB International Growth ETF	598,367	(692,494)	(94,127)
AB US Equity ETF	55,519,508	(2,538,632)	52,980,876

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NOTES TO FINANCIAL STATEMENTS (continued)

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal type of derivative utilized by the Fund, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Funds may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Funds. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended May 31, 2026, the AB International Low Volatility Equity ETF held forward currency exchange contracts for hedging purposes.

The Funds typically enter into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Funds typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Funds’ net liability, held by the defaulting party, may be delayed or denied.

The Funds’ ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Funds decline below specific levels (“net asset contingent features”). If these levels are

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triggered, the Funds’ OTC counterparty has the right to terminate such transaction and require the Funds to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty tables below for additional details.

During the six months ended May 31, 2026, the Funds had entered into the following derivatives:

AB International Low Volatility Equity ETF

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	$2,514,985	Unrealized depreciation on forward currency exchange contracts	$4,532,360

Total		$2,514,985		$4,532,360

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	$(4,179,092)	$(5,090,259)

Total		$(4,179,092)	$(5,090,259)

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended May 31, 2026:

AB International Low Volatility Equity ETF

Forward Foreign Currency Contracts:
Average principal amount of buy contracts	$437,935,796
Average principal amount of sale contracts	$425,502,775

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

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All OTC derivatives held at period end were subject to netting arrangements. The following tables present the Funds’ derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Funds as of May 31, 2026. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the tables.

AB International Low Volatility Equity ETF

Counterparty	Derivative Assets Subject To a MA	Derivatives Available for Offset	Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Bank of America NA	$531,316	$(531,316)	$	– 0	–	$	– 0	–	$ – 0	–
Deutsche Bank AG	74,171	(65,656)		– 0	–		– 0	–	8,515
Morgan Stanley Bank NA	618,330	(618,330)		– 0	–		– 0	–	– 0	–
NatWest Markets PLC	671,352	(671,352)		– 0	–		– 0	–	– 0	–
Standard Chartered Bank	65,455	(65,455)		– 0	–		– 0	–	– 0	–
State Street Bank & Trust Co.	554,361	(10,556)		– 0	–		– 0	–	543,805

Total	$2,514,985	$(1,962,665)	$	– 0	–	$	– 0	–	$552,320	^

Counterparty	Derivative Liabilities Subject To a MA	Derivatives Available for Offset	Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Bank of America NA	$1,026,035	$(531,316)	$	– 0	–	$	– 0	–	$494,719
Deutsche Bank AG	65,656	(65,656)		– 0	–		– 0	–	– 0	–
Morgan Stanley Bank NA	1,037,819	(618,330)		(260,000)			– 0	–	159,489
NatWest Markets PLC	1,008,017	(671,352)		– 0	–		– 0	–	336,665
Standard Chartered Bank	1,384,277	(65,455)		– 0	–		– 0	–	1,318,822
State Street Bank & Trust Co.	10,556	(10,556)		– 0	–		– 0	–	– 0	–

Total	$4,532,360	$(1,962,665)		$(260,000)		$	– 0	–	$2,309,695	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Funds may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Funds may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Funds may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Funds and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The

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Funds may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Funds may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Funds cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Funds will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Funds receives non-cash collateral, the Funds will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Funds will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Funds amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Funds will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Funds, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the statement of operations. When the Funds earns net securities lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the

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securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

A summary of the Funds transactions surrounding securities lending for the six months ended May 31, 2026 is as follows:

AB Disruptors ETF

				AB Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned	Advisory Fee Waived
$21,613,336	$182,590	$22,791,553	$251,231	$37,591	$6,326

AB US High Dividend ETF

				AB Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned	Advisory Fee Waived
$2,552,582	$1,193,518	$1,451,191	$994	$2,461	$545

AB US Large Cap Strategic Equities ETF

				AB Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned	Advisory Fee Waived
$7,505,040	$599,355	$7,233,647	$1,906	$366	$201

AB US Low Volatility Equity ETF

				AB Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned	Advisory Fee Waived
$1,296,365	$713,770	$615,162	$223	$1,675	$525

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AB International Low Volatility Equity Portfolio

						AB Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*			Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned	Advisory Fee Waived
$14,361,705	$	– 0	–	$15,105,179	$271,810	$11,778	$4,603

*	As of May 31, 2026.

NOTE F

Shares of the Fund

The Fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund issues and redeems shares at its NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). A fixed transaction fee is imposed on authorized participants in connection with creation unit redemption and creation transactions. Authorized participants may be required to pay an additional variable charge to cover certain costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statement of Changes in Net Assets. Transactions in shares of the Funds were as follows:

	AB Disruptors ETF
	Shares		Amount
	Six Months Ended May 31, 2026 (unaudited)	Year Ended November 30, 2025	Six Months Ended May 31, 2026 (unaudited)	Year Ended November 30, 2025

Shares sold	10,460,000	8,470,000	$1,236,367,112	$763,333,632

Shares redeemed	(2,510,000)	(1,970,000)	(310,486,784)	(185,395,254)

Net increase	7,950,000	6,500,000	$925,880,328	$577,938,378

	AB US High Dividend ETF
	Shares		Amount
	Six Months Ended May 31, 2026 (unaudited)	Year Ended November 30, 2025	Six Months Ended May 31, 2026 (unaudited)	Year Ended November 30, 2025

Shares sold	1,040,000	1,700,000	$85,831,634	$124,741,662

Shares redeemed	(540,000)	(400,000)	(44,627,490)	(30,690,436)

Net increase	500,000	1,300,000	$41,204,144	$94,051,226

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	AB US Large Cap Strategic Equities ETF
	Shares		Amount
	Six Months Ended May 31, 2026 (unaudited)	Year Ended November 30, 2025	Six Months Ended May 31, 2026 (unaudited)	Year Ended November 30, 2025

Shares sold	7,785,000	5,490,000	$598,339,013	$384,634,157

Shares redeemed	(1,440,000)	(600,000)	(111,808,632)	(42,550,071)

Net increase	6,345,000	4,890,000	$486,530,381	$342,084,086

	AB US Low Volatility Equity ETF
	Shares		Amount
	Six Months Ended May 31, 2026 (unaudited)	Year Ended November 30, 2025	Six Months Ended May 31, 2026 (unaudited)	Year Ended November 30, 2025

Shares sold	630,000	1,190,000	$49,248,838	$87,081,758

Shares redeemed	(210,000)	(150,000)	(16,407,069)	(11,265,496)

Net increase	420,000	1,040,000	$32,841,769	$75,816,262

	AB International Low Volatility Equity ETF
	Shares		Amount
	Six Months Ended May 31, 2026 (unaudited)	Year Ended November 30, 2025	Six Months Ended May 31, 2026 (unaudited)	Year Ended November 30, 2025

Shares sold	5,400,000	17,400,000	$235,793,490	$685,894,955

Shares redeemed	(1,500,000)	(5,350,000)	(65,466,040)	(214,504,240)

Net increase	3,900,000	12,050,000	$170,327,450	$471,390,715

	AB International Growth ETF
	Shares				Amount
	Six Months Ended May 31, 2026 (unaudited)		September 16, 2025(a) to November 30, 2025		Six Months Ended May 31, 2026 (unaudited)			September 16, 2025(a) to November 30, 2025

Shares sold	– 0	–	150,033		$	– 0	–	$4,500,990

Shares redeemed	– 0	–	– 0	–		– 0	–	– 0	–

Net increase	– 0	–	150,033		$	– 0	–	$4,500,990

(a)	Commencement of operations.

	AB US Equity ETF
	Shares	Amount
	December 12, 2025(a) to May 31, 2026	December 12, 2025(a) to May 31, 2026

Shares sold	8,010,040	$402,199,442

Shares redeemed	(8,235,000)	(199,832,056)

Net increase (decrease)	(224,960)	$202,367,386

(a)	Commencement of operations.

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NOTE G

Risks Involved in Investing in the Funds

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, changing interest rate levels, the imposition of new or additional tariffs and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Equity Securities Risk—The Fund invests in publicly-traded equity securities, and their value may fluctuate, sometimes rapidly and unpredictably, which means a security may be worth more or less than when it was purchased. These fluctuations can be based on a variety of factors including a company’s financial condition as well as macroeconomic factors such as interest rates, inflation rates, global market conditions, and non-economic factors such as market perceptions and social or political events.

Foreign (Non-U.S.) Investments Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade than domestic securities due to adverse market, economic, political, regulatory or other factors.

Global Risk—A Fund may invest in companies in multiple countries, and companies in which the Fund invests may experience differing outcomes with respect to safety and security, economic uncertainties, natural and environmental conditions, health conditions (including pandemics such as Covid-19) and/or systemic market dislocations (including market dislocations due to events outside a company’s country or region, including supply chain events). The global interconnectivity of industries and companies, especially with respect to goods, can be negatively impacted by events occurring beyond a company’s principal geographic location. These events can contribute to volatility, valuation and liquidity issues, and can affect specific companies, countries, regions and global markets.

Emerging Market Risk—Investments in emerging market countries may involve more risks than investments in other foreign countries because the markets are less developed, less liquid and are subject to increased potential for market manipulation, and increased economic, political, regulatory or other uncertainties. Investments in foreign securities entail significant risks in addition to those customarily associated with investing in U.S. equities. These risks include risks related to unfavorable or unsuccessful government actions, reduction of government or central bank support, economic sanctions and tariffs and potential responses to those sanctions and tariffs, inadequate accounting standards and

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auditing and financial recordkeeping requirements, lack of information, social instability, armed conflict, and other adverse market, economic, political and regulatory factors, all of which could disrupt the financial markets in which the Fund invests and adversely affect the value of the Fund’s assets. These risks are heightened with respect to issuers in emerging-market countries because the markets are less developed, less liquid and subject to increased potential for market manipulation, and there may be a greater amount of economic, political and social uncertainty. These risks are even more pronounced in “frontier” markets, which are investable markets with lower total market capitalization and liquidity than the more developed emerging markets. Emerging markets typically have fewer medical and economic resources than more developed countries, and thus they may be less able to control or mitigate the effects of a pandemic, climate change, or a natural disaster.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Sector Risk—The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments. Because the Fund may invest to a significant extent in the information technology sector, the Fund’s performance largely depends on the general condition of that sector. Companies in the information technology sector could be affected by, among other things, changes in interest rates, overall economic conditions, short product cycles, rapid obsolescence of products, competition, and government regulation. Companies in the software industry may be adversely affected by, among other things, the decline or fluctuation of subscription renewal rates for their products and services and actual or perceived vulnerabilities in their products or services.

Depositary Receipts Risk—Investing in depositary receipts involves risks that are similar to the risks of direct investments in foreign securities. For example, investing in depositary receipts may involve risks relating to political, economic or regulatory conditions in foreign countries. In addition, the issuers of the securities underlying certain depositary receipts are under no obligation to distribute shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts.

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Non-Diversification Risk—Certain Funds may have more risk if they are “non-diversified”, meaning that it can invest more of its assets in a smaller number of issuers. Accordingly, changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value (“NAV”) than on the NAV of a diversified fund.

Active Trading Risk—Certain Funds may engage in active and frequent trading of its portfolio securities and its portfolio turnover rate may greatly exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively affect the Fund’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Fund shareholders.

ETF Share Price and Net Asset Value Risk—The Fund’s shares are listed for trading on the NYSE Arca, Inc. (“NYSE Arca” or an “Exchange”). The Fund’s shares are generally bought and sold in the secondary market at market prices. The NAV per share of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Fund’s NAV is calculated once per day, at the end of the day. The market price of a share on an Exchange could be higher than the NAV (premium), or lower than the NAV (discount) and may fluctuate during the trading day. When all or a portion of the Fund’s underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be differences between the current value of a security and the last quoted price for that security in the closed local market, which could lead to a deviation between the market value of the Fund’s shares and the Fund’s NAV. Disruptions in the creations and redemptions process or the existence of extreme market volatility could result in the Fund’s shares trading above or below NAV. As the Fund may invest in securities traded on foreign exchanges, Fund shares may trade at a larger premium or discount to the Fund’s NAV per share than shares of other ETFs. In addition, in stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

Authorized Participant Risk—Only a limited number of financial institutions that enter into an authorized participant relationship with the Fund (“Authorized Participants”) may engage in creation or redemption transactions. If the Fund’s Authorized Participants decide not to create or redeem shares, Fund shares may trade at a larger premium or discount to the Fund’s NAV per share, or the Fund could face trading halts or de-listing.

Active Trading Market Risk—There is no guarantee that an active trading market for Fund shares will exist at all times. In times of market stress, markets can suffer erratic or unpredictable trading activity, extraordinary volatility or wide bid/ask spreads, which could cause some market makers and Authorized Participants to reduce their market activity or “step away” from making a market in

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ETF shares. Market makers and Authorized Participants are not obligated to place or execute purchase and redemption orders. This could cause the Fund’s market price to deviate, materially, from the NAV, and reduce the effectiveness of the ETF arbitrage process. Any absence of an active trading market for Fund shares could lead to a heightened risk that there will be a difference between the market price of a Fund share and the underlying value of the Fund share.

Capital Gain Risk—A substantial portion of the Fund’s NAV may be attributable to realized and/or net unrealized capital gains on portfolio securities. If the Fund realizes capital gains in excess of realized capital losses in any fiscal year, it generally expects to make capital gain distributions to shareholders. You may receive distributions that are attributable to appreciation of portfolio securities that happened before you made your investment. Unless you purchase shares through a tax-advantaged account (such as an IRA or 401(k) plan), these distributions will be taxable to you even though they economically represent a return of a portion of your investment. You should consult your tax professional about your investment in the Fund.

Dividend Paying Securities Risk—The Fund may invest in securities that pay dividends. There can be no assurance that dividends will be declared or paid on securities held by the Fund in the future, or that dividends will remain at current levels or increase.

Quantitative Models—The Adviser uses quantitative models to identify investment opportunities. These models are based on the assumption that price movements in most markets display very similar patterns. There is the risk that market behavior will change and that the patterns upon which the forecasts in the models are based will weaken or disappear, which would reduce the ability of the models to generate an excess return. Further, as market dynamics shift over time, a previously highly successful model may become outdated, perhaps without the Adviser recognizing that fact before substantial losses are incurred. Successful operation of a model is also reliant upon the information technology systems of the Adviser and its ability to ensure those systems remain operational and that appropriate disaster recovery procedures are in place. There can be no assurance that the Adviser will be successful in maintaining effective and operational quantitative models and the related hardware and software systems.

Derivatives Risk—Derivatives may be difficult to price or unwind and may be leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

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Country Concentration Risk—The Fund may not be diversified among countries or geographic regions and the effect on the Fund’s net asset value, or NAV, of the specific risks identified above, such as political, regulatory and currency risks, may be magnified due to concentration of the Fund’s investments in a particular country or region, such as China. Risks of the Fund’s investments in securities of companies economically tied to China may include the volatility of the Chinese stock market, the Chinese economy’s heavy dependence on exports, and the continuing importance of the role of the Chinese Government. Recent developments in relations between the U.S. and China have heightened concerns of increased tariffs and restrictions on trade between the two countries. An increase in tariffs or trade restrictions, or even the threat of such developments, could lead to a significant reduction in international trade, which could have a negative impact on the economy of Asian countries and a commensurately negative impact on the Fund. China has a complex territorial dispute regarding the sovereignty of Taiwan and has made threats of invasion. Military conflict between China and Taiwan may adversely affect securities of Chinese, Taiwan-based and other issuers both in and outside the region. While the Chinese economy has grown at a rapid rate in recent years, the rate of growth has been declining, and there can be no assurance that China’s economy will continue to grow in the future.

China/Single Country Risk—Investments in issuers located in a particular country or geographic region typically involve more risk than investments in U.S. issuers because of particular market factors affecting that country or region, including political instability, geopolitical risks or unpredictable economic conditions. Risks of the Fund’s investments in securities of companies economically tied to China may include the volatility of the Chinese stock market; the Chinese economy’s heavy dependence on exports, which may be affected adversely by trade barriers or disputes or may decrease, sometimes significantly, when the world economy weakens; and the continuing importance of the role of the Chinese Government, which may take legal or regulatory actions that affect the contractual arrangements of a company or economic and market practices, and cause the value of the securities of an issuer held by the Fund to decrease significantly. Recent developments in relations between the U.S. and China have heightened concerns of increased tariffs and restrictions on trade between the two countries. An increase in tariffs or trade restrictions, or even the threat of such developments, could lead to a significant reduction in international trade, which could have a negative impact on the economy of Asian countries and a commensurately negative impact on the Fund. In addition, the Fund’s investments in companies owned or controlled directly or indirectly by the central, provincial or municipal governments of the People’s Republic of China or by the People’s Liberation Army (the military arm of the Chinese Communist Party) involve risks that political changes, social instability, regulatory uncertainty, adverse diplomatic developments, asset expropriation or nationalization, economic sanctions, trade embargos, cancellation of investors’ interests, or

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confiscatory taxation could adversely affect the performance of such companies and therefore investments by the Fund in those companies. China has a complex territorial dispute regarding the sovereignty of Taiwan and has made threats of invasion. Military conflict between China and Taiwan may adversely affect securities of Chinese, Taiwan-based and other issuers both in and outside the region. While the Chinese economy has grown at a rapid rate in recent years, the rate of growth has been declining, and there can be no assurance that China’s economy will continue to grow in the future. Investments in China A shares are subject to various licenses and quotas that may restrict daily trading and to additional risks that could affect liquidity compared to investments in companies in developed markets. Risks of investments in companies based in Hong Kong include heavy reliance on the Chinese economy, plus regional Asian and global economies such as the U.S. economy, which makes these investments vulnerable to changes in these economies.

Allocation Risk—The allocation of Fund assets among different asset classes, such as equity securities, debt securities and currencies, may have a significant adverse effect on the Fund’s NAV when one of these asset classes is performing better or worse than others. The diversification benefits typically associated with investing in both equity and debt securities may be limited in the emerging markets context, as movements in emerging market equity and emerging market debt markets may be more correlated than movements in the equity and debt markets of developed countries.

Actions by a Few Major Investors—In certain countries, volatility may be heightened by actions of a few major investors. For example, substantial increases or decreases in cash flows of funds investing in these markets could significantly affect local stock prices and, therefore, share prices of the Fund.

Cash Transactions Risk—A Fund may effectuate all or a portion of the issuance and redemption of Creation Units (as defined below) for cash, rather than in-kind securities. As a result, an investment in such a Fund is expected to be less tax-efficient than an investment in an ETF that effectuates its transactions in Creation Units primarily on an in-kind basis. A fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the Fund will generally cause the Fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required as compared to an ETF that distributes portfolio securities in-kind in redemption of Creation Units. The Fund intends to distribute gains that arise by virtue of the issuance and redemption of Creation Units being effectuated in cash to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with applicable tax requirements. This may cause shareholders to be subject to tax on gains to which they would not otherwise be subject, or at an earlier date than if they had made an investment in another ETF.

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NOTES TO FINANCIAL STATEMENTS (continued)

Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. Brokerage fees, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and ask prices of Fund shares than for ETFs that receive and distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

Indemnification Risk—In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Funds has not had prior claims or losses pursuant to these indemnification provisions and expect the risk of loss thereunder to be remote. Therefore, the Funds have not accrued any liability in connection with these indemnification provisions.

Management Risk—The Funds are subject to management risk because they are an actively-managed investment funds. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H

Joint Credit Facility

A number of open-end mutual funds and ETFs managed by the Adviser, including the Fund, participate in a $380 million credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements. The Facility, which will expire on June 23, 2027, may be renewed for an additional term dependent upon the election of the participating funds and lenders. A commitment fee of 0.15% per annum of the Facility amount is paid by the participating funds. The portion of the commitment fee related to the ETFs is paid by the Adviser pursuant to the ETF’s unitary fee structure. The Fund did not utilize the Facility during the six months ended May 31, 2026.

NOTE I

Distributions to Shareholders

The tax character of distributions to be paid for the year ending November 30, 2026 will be determined at the end of the current fiscal year. The tax character of

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NOTES TO FINANCIAL STATEMENTS (continued)

distributions paid during the fiscal years ended November 30, 2025 and November 30, 2024 were as follows:

AB Disruptors ETF	2025	2024
Distributions paid from:
Ordinary income	$5,078,720	$	– 0	–
Net long-term capital gains	3,873,889		– 0	–

Total taxable distributions paid	$8,952,609	$	– 0	–

AB US High Dividend ETF	2025	2024
Distributions paid from:
Ordinary income	$1,465,698	$285,495

Total taxable distributions	$1,465,698	$285,495

AB US Large Cap Strategic Equities ETF	2025	2024
Distributions paid from:
Ordinary income	$1,173,105	$74,652

Total taxable distributions	$1,173,105	$74,652

AB US Low Volatility Equity ETF	2025	2024
Distributions paid from:
Ordinary income	$1,066,987	$317,880

Total taxable distributions paid	$1,066,987	$317,880

The tax character of distributions paid during the fiscal year ended November 30, 2025, the fiscal period ended November 30, 2024, and the fiscal year ended June 30, 2024 were as follows:

AB International Low Volatility Equity ETF	Year Ended November 30, 2025			July 1, 2024 to November 30, 2024	Year Ended June 30, 2024
Distributions paid from:
Ordinary income		$6,787,260		$7,514,658	$15,729,156

Total taxable distributions paid		$6,787,260		$7,514,658	$15,729,156

AB International Growth ETF	2025
Distributions paid from:
Ordinary income	$	– 0	–

Total taxable distributions paid	$	– 0	–

AB International Growth ETF	2025
Distributions paid from:
Ordinary income	$	– 0	–

Total taxable distributions paid	$	– 0	–

88 AB Active ETFs, Inc.	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

As of November 30, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Accumulated Capital and Other Losses(a)	Unrealized Appreciation (Depreciation)(b)	Total Accumulated Earnings (Deficit)
AB Disruptors ETF	$1,282,074	$(9,270,665)	$270,818,664	$262,830,073
AB US High Dividend ETF	606,299	(1,471,401)	12,835,052	11,969,950
AB US Large Cap Strategic Equities ETF	2,963,089	(9,119,611)	104,412,116	98,255,594
AB US Low Volatility Equity ETF	214,449	(3,682,844)	24,744,528	21,276,133
AB International Low Volatility Equity	23,704,570	(4,762,324)	277,320,279	296,262,525
AB International Growth ETF	– 0	–	(7,641)	(195,088)	(202,729)
AB US Equity ETF	– 0	–	– 0	–	– 0	–	– 0	–

(a)

As of November 30, 2025, the AB Disruptors ETF, AB US High Dividend ETF, AB US Large Cap Strategic Equities ETF, AB US Low Volatility Equity ETF, AB International Low Volatility Equity ETF and AB International Growth ETF had a net capital loss carryforward of $9,270,665, $1,471,401, $9,119,611, $3,682,844, $4,762,324 and $7,641, respectively.

(b)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to return of capital distributions received from underlying securities, the recognition for tax purposes of unrealized gains (losses) on certain derivative instruments, the tax treatment of passive foreign investment companies (PFICs), and the tax deferral of losses on wash sales.

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses.

As of November 30, 2025, the Portfolios’ most recent tax year end, the Portfolios had net capital loss carryforwards as follows:

Fund	Short-Term Amount		Long-Term Amount
AB Disruptors ETF	$9,270,665		$	– 0	–
AB US High Dividend ETF	1,468,167			3,234
AB US Large Cap Strategic Equities ETF	5,490,247			3,629,364
AB US Low Volatility Equity ETF	2,752,039			930,805
AB International Low Volatility Equity ETF	4,168,046			594,278
AB International Growth ETF	7,641			– 0	–
AB US Equity ETF	– 0	–		– 0	–

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE J

Reorganization

At meetings held on October 31 – November 2, 2023, the Board, on behalf of the AB International Low Volatility Equity ETF (the “Acquiring Portfolio”), and the Board of Directors of AB International Low Volatility Equity Portfolio (the “Acquired Portfolio) approved the Conversion providing for the tax-free acquisition by the Acquiring Portfolio of the assets and liabilities of the Acquired Portfolio. The acquisition was completed at the close of business July 12, 2024. Pursuant to the Plan, the assets and liabilities of the Acquired Portfolio’s shares were transferred in exchange for the Acquiring Portfolio’s shares, in a tax-free exchange as follows:

Portfolio	Shares outstanding before the Conversion		Shares outstanding immediately after the Conversion		Aggregate net assets before the Conversion			Aggregate net assets immediately after the Conversion
Acquired Portfolio*	54,816,748		– 0	–		$810,284,720	+	$	– 0	–
Acquiring Portfolio	– 0	–	23,150,992		$	– 0	–		$810,284,720

*	Represents the accounting survivor.

+

Includes distributions in excess of net investment income of $8,189,662 and unrealized depreciation on investments of $186,338,704, with a fair value of $794,318,619 and identified cost of $607,979,915.

For financial reporting purposes, assets received and shares issued by the AB International Low Volatility Equity ETF were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio were carried forward to align ongoing reporting of the AB International Low Volatility Equity ETF’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

NOTE K

Subsequent Events

Effective June 23, 2026, the revolving credit facility was increased from $325 million to $380 million.

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no other material events that would require disclosure in the Funds’ financial statements through this date.

90 AB Active ETFs, Inc.	ABFunds.com

FINANCIAL HIGHLIGHTS

Selected Data For A Share of Capital Stock Outstanding Throughout Each Period

	AB Disruptors ETF
	Six Months Ended May 31, 2026 (unaudited)		Year Ended November 30,			March 22, 2023(a) to November 30, 2023
			2025	2024

Net asset value, beginning of period	$ 104.08		$ 83.13	$ 57.73		$ 50.00

Income From Investment Operations

Net investment income (loss)(b)(c)	.01		(.05)	.01		(.01)

Net realized and unrealized gain (loss) on investment and foreign currency transactions	38.03		22.50	25.39		7.74

Net increase (decrease) in net asset value from operations	38.04		22.45	25.40		7.73

Less: Dividends and Distributions

Dividends from net investment income	(.11)		.00 (d)	– 0	–	– 0	–

Distributions from net realized gain on investment transactions	– 0	–	(1.50)	– 0	–	– 0	–

Total dividends and distributions	(.11)		(1.50)	– 0	–	– 0	–

Net asset value, end of period	$ 142.01		$ 104.08	$ 83.13		$ 57.73

Total Return

Total investment return based on net asset value(e)	36.60%		27.47%	43.99%		15.46%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,887,116		$1,288,531	$488,790		$178,392

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.64	%(g)	.65%	.65%		.65	%(g)

Expenses, before waiver/reimbursements(f)‡	.65	%(g)	.65%	.65%		.65	%(g)

Net investment income (loss)(c)	.01	%(g)	(.05)%	.02%		(.04	)%(g)

Portfolio turnover rate(h)	83%		196%	163%		90%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01	%(g)	.00%	.00%		.00	%(g)

See footnote summary on page 98.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share of Capital Stock Outstanding Throughout Each Period

	AB US High Dividend ETF
	Six Months Ended May 31, 2026 (unaudited)		Year Ended November 30,		March 22, 2023(a) to November 30, 2023
			2025	2024

Net asset value, beginning of period	$ 80.75		$ 74.87	$ 56.14	$ 50.00

Income From Investment Operations

Net investment income(b)(c)	1.16		2.02	1.87	1.05

Net realized and unrealized gain (loss) on investment transactions	8.82		5.68	18.49	5.79

Net increase (decrease) in net asset value from operations	9.98		7.70	20.36	6.84

Less: Dividends

Dividends from net investment income	(1.07)		(1.82)	(1.63)	(.70)

Net asset value, end of period	$ 89.66		$ 80.75	$ 74.87	$ 56.14

Total Return

Total investment return based on net asset value(e)	12.54%		10.53%	36.89%	13.74%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$191,876		$132,431	$25,457	$6,738

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.35	%(g)	.37%	.45%	.45	%(g)

Expenses, before waiver/reimbursements	.35	%(g)	.37%	.45%	.45	%(g)

Net investment income(c)	2.83	%(g)	2.70%	2.83%	2.82	%(g)

Portfolio turnover rate(h)	88%		181%	175%	100%

See footnote summary on page 98.

92 AB Active ETFs, Inc.	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share of Capital Stock Outstanding Throughout Each Period

	AB US Large Cap Strategic Equities ETF
	Six Months Ended May 31, 2026 (unaudited)		Year Ended November 30,		September 20, 2023(a) to November 30, 2023
			2025	2024

Net asset value, beginning of period	$ 78.00		$ 69.60	$ 51.96	$ 50.00

Income From Investment Operations

Net investment income(b)(c)	.29		.51	.47	.12

Net realized and unrealized gain (loss) on investment transactions	5.90		8.20	17.26	1.84

Net increase (decrease) in net asset value from operations	6.19		8.71	17.73	1.96

Less: Dividends

Dividends from net investment income	(.45)		(.31)	(.09)	– 0	–

Net asset value, end of period	$ 83.74		$ 78.00	$ 69.60	$ 51.96

Total Return

Total investment return based on net asset value(e)	7.99%		12.57%	34.20%	3.92%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,253,551		$672,760	$259,957	$37,412

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.39	%(g)	.41%	.48%	.48	%(g)

Expenses, before waiver/reimbursements	.39	%(g)	.42%	.48%	.48	%(g)

Net investment income(c)	.74	%(g)	.72%	.76%	1.24	%(g)

Portfolio turnover rate(h)	10%		21%	19%	4%

See footnote summary on page 98.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share of Capital Stock Outstanding Throughout Each Period

	AB US Low Volatility Equity ETF
	Six Months Ended May 31, 2026 (unaudited)		Year Ended November 30,		March 22, 2023(a) to November 30, 2023
			2025	2024

Net asset value, beginning of period	$ 79.26		$ 72.37	$ 57.76	$ 50.00

Income From Investment Operations

Net investment income(b)(c)	.36		.69	.69	.47

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.83		6.92	14.51	7.56

Net increase (decrease) in net asset value from operations	2.19		7.61	15.20	8.03

Less: Dividends

Dividends from net investment income	(.34)		(.72)	(.59)	(.27)

Net asset value, end of period	$ 81.11		$ 79.26	$ 72.37	$ 57.76

Total Return

Total investment return based on net asset value(e)	2.79%		10.58%	26.47%	16.09%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$204,396		$166,448	$76,718	$15,019

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.39	%(g)	.42%	.48%	.48	%(g)

Expenses, before waiver/reimbursements	.39	%(g)	.42%	.48%	.48	%(g)

Net investment income(c)	.94	%(g)	.93%	1.04%	1.24	%(g)

Portfolio turnover rate(h)	13%		34%	30%	22%

See footnote summary on page 98.

94 AB Active ETFs, Inc.	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share of Capital Stock Outstanding Throughout Each Period(l)

AB International Low Volatility Equity ETF
Six Months Ended May 31, 2026 (unaudited)	Year Ended November 30, 2025	July 1, 2024 to November 30, 2024(m)	Year Ended June 30,
2024	2023	2022	2021

Net asset value, beginning of period	$ 42.21	$ 35.37	$ 33.95	$ 30.26	$ 27.06	$ 31.87	$ 26.28

Income From Investment Operations

Net investment income(b)(c)	.68	.96	(i)	.24	.76	.71	.62	.50

Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.78	6.14	1.50	3.64	2.49	(5.26)	5.56

Contributions from Affiliates	– 0	–	.00	(d)	.00	(d)	.00	(d)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	3.46	7.10	1.74	4.40	3.20	(4.64)	6.06

Less: Dividends

Dividends from net investment income	(.68)	(.26)	(.32)	(.71)	– 0	–	(.17)	(.47)

Net asset value, end of period	$ 44.99	$ 42.21	$ 35.37	$ 33.95	$ 30.26	$ 27.06	$ 31.87

Total Return

Total investment return based on net asset value(e)	8.32%	20.26	%(i)	5.17%	14.80%	11.81%	(14.66)%	23.26%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,768,231	$1,494,447	$825,953	$789,456	$675,542	$584,252	$656,592

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.50	%(g)	.50%	.52	%(g)	.75%	.75%	.74%	.78%

Expenses, before waiver/reimbursements	.50	%(g)	.50%	.52	%(g)	.76%	.76%	.75%	.79%

Net investment income(c)	3.14	%(g)	2.43	%(i)	1.64	%(g)	2.38%	2.51%	1.96%	1.70%

Portfolio turnover rate(h)	17%	27%	14%	43%	42%	35%	35%

See footnote summary on page 98.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share of Capital Stock Outstanding Throughout Each Period

	AB International Growth ETF
	Six Months Ended May 31, 2026 (unaudited)		September 16, 2025(a) to November 30, 2025

Net asset value, beginning of period	$ 28.64		$ 30.00

Income From Investment Operations

Net investment income(b)(c)	.11		(.00	)(d)

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.20	)(j)	(1.36)

Net increase (decrease) in net asset value from operations	(.09)		(1.36)

Net asset value, end of period	$ 28.55		$ 28.64

Total Return

Total investment return based on net asset value(e)	(.33)%		(4.53)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,283		$4,297

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(g)	.55%		.55%

Expenses, before waiver/reimbursements(g)	.55%		.55%

Net investment income (loss)(c)(g)	.82%		(.08)%

Portfolio turnover rate(h)	28%		1%

See footnote summary on page 98.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share of Capital Stock Outstanding Throughout Each Period

AB US Equity ETF
December 12, 2025(a) to May 31, 2026

Net asset value, beginning of period	$ 25.00

Income From Investment Operations

Net investment income(b)(c)	.08

Net realized and unrealized gain (loss) on investment transactions	1.84

Net increase (decrease) in net asset value from operations	1.92

Less: Dividends

Dividends from net investment income	(.06)

Net asset value, end of period	$ 26.86

Total Return

Total investment return based on net asset value(e)	7.69%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$702,058

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(g)	.50%

Expenses, before waiver/reimbursements(g)	.50%

Net investment income(c)(g)	.67%

Portfolio turnover rate(h)	8%

See footnote summary on page 98.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share of Capital Stock Outstanding Throughout Each Period

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Net of expenses waived/reimbursed by the Adviser.

(d)	Amount is less than $.005.

(e)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(f)

In connection with the Fund investments in affiliated underlying portfolios, the Fund incur no direct expenses, but bear proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the AB Disruptors ETF in an amount equal to the Fund pro rata share of certain acquired fund fees and expenses, and for the for the six months ended May 31, 2026, such waiver amounted to 0.01%.

(g)	Annualized.

(h)	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

(i)

During the year ended November 30, 2025, the Adviser reimbursed the AB International Low Volatility Equity ETF for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses. The impact of the reimbursement to the financial highlights is as follows:

	Net Investment Income Per Share		Net Investment Income Ratio		Total Return
Class A	$.00	(d)	.00	%(k)	.00	%(k)
Class C	$.00	(d)	.00	%(k)	.00	%(k)
Advisor Class	$.00	(d)	.00	%(k)	.00	%(k)

(j)

Due to timing of sales and repurchase of capital shares, the net realized and unrealized gain (loss) per share is not in accordance with the Fund’s change in net and unrealized gain (loss) on investment transactions for the period.

(k)	Amount is less than .005%.

(l)

After the close of business on July 12, 2024, AB International Low Volatility Equity Portfolio (the “Acquired Portfolio”) was converted into AB International Low Volatility Equity ETF. The performance and financial history of the Acquired Portfolio’s Advisor Class Shares have been adopted by the Fund and will be used going forward. As a result, the Financial Highlight information includes that of the Acquired Portfolio’s Advisor Class Shares and has been adjusted retroactively for the periods from June 30, 2020 through the Reorganization.

(m)	The Acquired Portfolio had a fiscal year end of June 30. The Fund has a fiscal year end of November 30.

See notes to financial statements.

98 AB Active ETFs, Inc.	ABFunds.com

Information Regarding the Review and Approval of the Fund’s Proposed New Advisory Agreement and Interim Advisory Agreement in the Context of a Potential Assignment

As described in more detail in the Proxy Statement for the AB Funds dated June 23, 2026, the Boards of the AB Funds, at a meeting held in-person on May 5-7, 2026, approved new advisory agreements with the Adviser (the “Proposed Agreements”) for the AB Funds, including AB Active ETFs, Inc. in respect of AB Disruptors ETF (the “Fund”), in connection with an Agreement and Plan of Merger (the “Merger Agreement”) by and among Equitable Holdings, Inc. (“Equitable”) (the holder of a majority of the partnership interests in the Adviser and the indirect parent of AllianceBernstein Corporation, the general partner of the Adviser), Corebridge Financial, Inc. (“Corebridge”), and various Corebridge subsidiaries, pursuant to which Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly formed company. Because Equitable controls the Adviser, the Merger may result in an “assignment” (within the meaning of section 2(a)(4) of the Investment Company Act) of the current advisory agreements for the AB Funds, including the Fund’s current Advisory Agreement, resulting in the automatic termination of such advisory agreements.

At the same meeting, the AB Boards also considered and approved interim advisory agreements with the Adviser (the “Interim Advisory Agreements”) for the AB Funds, including the Fund, to be effective only in the event that stockholder approval of a Proposed Agreement had not been obtained as of the date of the Merger resulting in an “assignment” of the Adviser’s current advisory agreements and their automatic termination.

A discussion regarding the basis for the Boards’ approvals at the meeting held on May 5-7, 2026, is set forth below.

At a meeting of the Boards held in-person on May 5-7, 2026, the Adviser presented its recommendation that the Boards consider and approve the Proposed Agreements. The Current Agreements provide for automatic termination in the event of an assignment, and the closing of the transaction contemplated by the Merger Agreement may result in an assignment. The Proposed Agreements are being considered to take effect upon the closing, subject to stockholder approval. In connection with their approval of the Proposed Agreements, the Boards considered their conclusions in connection with their most recent approvals of the Current Agreements, in particular in cases where the last approval of a Current Agreement was relatively recent, including the Boards’ general satisfaction with the nature and quality of services being provided and, as applicable, in the case of certain Funds, actions taken or to be taken in an effort to improve investment performance or reduce expense ratios. Also in connection with their approval of the Proposed Agreements, the Boards considered a representation made to them at that time by the Adviser that there were no additional developments not already disclosed to the Boards since their most recent approvals of the Current Agreements that would be a material consideration to the Boards in

ABFunds.com	AB Active ETFs, Inc. 99

connection with their consideration of the Proposed Agreements, except for matters disclosed to the Boards by the Adviser. The Directors considered the fact that each Proposed Agreement would have corresponding terms and conditions identical to those of the corresponding Current Agreement with the exception of the effective date and initial term under the Proposed Agreement.

The Directors considered their knowledge of the nature and quality of the services provided by the Adviser to each Fund gained from their experience as directors or trustees of registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the Directors and its responsiveness, frankness and attention to concerns raised by the Directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Funds. The Directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of each Fund.

The Directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the Directors evaluated, among other things, the reasonableness of the management fees of the Funds they oversee. The Directors did not identify any particular information that was all-important or controlling, and different Directors may have attributed different weights to the various factors. The Directors determined that the selection of the Adviser to manage the Funds, and the overall arrangements between the Funds and the Adviser, as provided in the Proposed Agreements, including the management fees, were fair and reasonable in light of the services performed under the Current Agreements and to be performed under the Proposed Agreements, expenses incurred and to be incurred and such other matters as the Directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the Directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The Directors considered the scope and quality of services to be provided by the Adviser under the Proposed Agreements, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Funds. They also considered the information that had been provided to them by the Adviser concerning the anticipated implementation of the Merger Agreement and the Adviser’s representation that it did not anticipate that such implementation would affect the management or structure of the Adviser, have a material adverse effect on the Adviser, or adversely affect the quality of the services provided to the Funds by the Adviser and its affiliates. The Directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the Directors’ consideration. They also noted the professional experience and qualifications of each Fund’s

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portfolio management team and other senior personnel of the Adviser. The Directors also considered that certain Proposed Agreements, similar to the corresponding Current Agreements, provide that the Funds will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Funds by employees of the Adviser or its affiliates, and that the Adviser receives similar reimbursements from AMMAF pursuant to a separate Administrative Reimbursement Agreement. Requests for these reimbursements are made on a quarterly basis and subject to approval by the Directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Funds to the Adviser than the fee rate stated in the Proposed Agreements. The Directors noted that the Adviser did not request any reimbursements from certain Funds in the Funds’ latest fiscal year reviewed and that, in the case of the AB ETFs, the Adviser does not expect to request such reimbursements. The Directors noted that the methodology to be used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the Directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Funds’ other service providers, also was considered. The Directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to each Fund under the Proposed Agreement for the Fund.

Costs of Services to be Provided and Profitability

The Directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2024 and 2025, as applicable, that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the Directors. The Directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The Directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with a Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund, as applicable. The Directors recognized that it is difficult to make comparisons of the profitability of the Proposed Agreements with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The Directors focused on the profitability of the Adviser’s relationship with each Fund before taxes and distribution expenses, as applicable. The Directors noted that certain Funds were not profitable to the Adviser in one or more periods reviewed. The Directors concluded that the Adviser’s level of profitability from its relationship with the other Funds was not unreasonable. The Directors were unable to consider historical information about the profitability of certain Funds that had recently commenced operations and for which historical profitability information was not available. The Adviser agreed to provide the Directors with profitability information in connection with future proposed continuances of the Proposed Agreements.

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Fall-Out Benefits

The Directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the money market fund or other underlying funds advised by the Adviser in which the Funds invests, as applicable, including, but not limited to, as applicable, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients) in the case of certain Funds; 12b-1 fees and sales charges received by the principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the shares of most of the Funds; brokerage commissions paid by certain Funds to brokers affiliated with the Adviser; and transfer agency fees paid by most of the Funds to a wholly owned subsidiary of the Adviser. The Directors recognized that the Adviser’s profitability would be somewhat lower, and that a Fund’s unprofitability to the Adviser would be exacerbated, without these benefits. The Directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the Directors in connection with the Board meeting at which the Proposed Agreements were approved, the Directors receive detailed performance information for the Funds at each regular Board meeting during the year.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ underperformance in certain periods. The Directors also reviewed updated performance information and, in some cases, discussed with the Adviser the reasons for changes in performance or continued underperformance. On the basis of this review, the Directors determined to continue to monitor the performance of certain Funds closely and concluded that the investment performance of each other Fund was acceptable.

Management Fees and Other Expenses

The Directors considered the management fee rate payable by each Fund to the Adviser and information prepared by an independent service provider (the ‘‘15(c) provider’’) concerning management fee rates payable by other funds or exchange-traded funds (“ETFs”), as applicable, in the same category as the Fund or the AB ETFs, as applicable. In the case of the AB ETFs, the Directors noted that the management fee is a unitary fee and that the Adviser pays all expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The Directors recognized that it is difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds or ETFs. The Directors also considered the Adviser’s fee waivers for certain Funds. The Directors compared each Fund’s contractual management fee rate with a peer group median, and where applicable, took into account the impact on the management fee rate of

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the administrative expense reimbursement paid to the Adviser in the latest fiscal year. In the case of the ACS Funds, the Directors noted that the management fee rate is zero but also were cognizant that the Adviser is indirectly compensated by the wrap fee program sponsors that use the ACS Funds as an investment vehicle for their clients.

The Directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of each Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Funds’ Senior Vice President and noted the differences between a Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other, as applicable. The Directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the Directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The Adviser also informed the Directors that, in the case of certain Funds, there were no institutional accounts managed by the Adviser that utilize investment strategies similar to those of the Funds.

In the case of the AB ETFs, the Directors noted that the unitary fees for those Funds cover additional services provided by third parties and thus are not directly comparable to the Adviser’s institutional fee schedules and the schedules of fees for most other funds advised by the Adviser. The Adviser reviewed with the Directors the significantly greater scope of the services it provides to each Fund relative to institutional, offshore fund and sub-advised fund clients, as applicable. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, each Fund, as applicable, (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows (in the case of open-end Funds) and, in the case of the AB ETFs, demands considerably more managerial and administrative resources due to the potential for frequent creations and redemptions of shares; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Funds, and the different risk profile, the Directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

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In connection with their review of each Fund’s management fee, the Directors also considered the total expense ratio of the Fund in comparison to the medians for a peer group and a peer universe of funds or ETFs, as applicable, selected by the 15(c) provider. The Directors also considered the Adviser’s expense caps for certain Funds. The Directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to a Fund by others, and in most cases, the Adviser is responsible for paying such services under its unitary fee arrangement with the AB ETFs.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ expense ratios in certain periods. On the basis of this review, the Directors concluded that each Fund’s expense ratio was acceptable.

The Directors did not consider comparative expense information for the ACS Funds because those Funds do not bear ordinary expenses.

Economies of Scale

The Directors noted that the management fee schedules for certain Funds do not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The Directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The Directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Board meeting. The Directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The Directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The Directors observed that in the mutual fund industry as a whole, as well as among funds or ETFs, as applicable, similar to each Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The Directors also noted that the advisory agreements for many funds and ETFs do not have breakpoints at all. The Directors informed the Adviser that they would monitor the asset levels of the Funds without breakpoints and their profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warrant doing so.

The Directors did not consider the extent to which fee levels in the Advisory Agreement for the ACS Funds reflect economies of scale because that Advisory Agreement does not provide for any compensation to be paid to the Adviser by the ACS Funds and the expense ratio of each of those Funds is zero.

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Interim Advisory Agreements

In approving the Interim Advisory Agreements, the Boards, with the assistance of independent counsel, considered similar factors to those considered in approving the Proposed Agreements. The Interim Advisory Agreements approved by the Boards are identical to the Proposed Agreements, as well as the Current Agreements, in all material respects except for their proposed effective and termination dates and provisions intended to comply with the requirements of the relevant SEC rule, such as provisions requiring escrow of advisory fees. Under an Interim Advisory Agreement, the Adviser would continue to manage a Fund until a new advisory agreement was approved by stockholders or until the end of the 150-day period after termination of the Current Agreement, whichever would occur earlier. All fees earned by the Adviser under an Interim Advisory Agreement would be held in escrow pending shareholder approval of the Proposed Agreement. Upon approval of a new advisory agreement by stockholders, the escrowed management fees would be paid to the Adviser, and the Interim Advisory Agreement would terminate.

Information Regarding the Review and Approval of the Fund’s Current Advisory Agreement

The disinterested directors (the “directors”) of AB Active ETFs, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Disruptors ETF (the “Fund”) at a meeting held in-person on May 5-7, 2026 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, including the other series of the Company that are organized as exchange-traded funds (“ETFs”), their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

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The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and may from time to time propose changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements will be subject to the directors’ approval on a quarterly basis. The directors noted that the Adviser does not expect to request such reimbursements. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2024 and 2025 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted that the assumptions and methods of allocation used by the Adviser in preparing profitability data for ETFs and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of ETF advisory contracts for unaffiliated ETFs because comparative information is not generally publicly

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available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors noted that the Fund was not profitable to the Adviser in the periods reviewed.

Fall-Out Benefits

The directors considered the other benefits to the Adviser from its relationship with the Fund and the money market fund advised by the Adviser in which the Fund invests. The directors recognized that the Fund’s unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Fund against a group of similar ETFs (“peer group”) and a larger group of similar ETFs (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing the Fund’s performance against a broad-based securities market index, in each case for the 1-year period ended February 28, 2026 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider, concerning advisory fee rates payable by other ETFs in the same category as the Fund. The directors noted that the advisory fee is a unitary fee and that the Adviser pays all expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other ETFs. The directors compared the Fund’s contractual advisory fee rate against a peer group median and noted that it was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors noted that the Adviser may, in

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some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with that for another fund advised by the Adviser utilizing similar investment strategies.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional clients. In this regard, the Adviser noted, among other things, that, compared to institutional accounts, the Fund (i) demands considerably more managerial and administrative resources due to the potential for frequent creations and redemptions of shares; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations. The directors noted that the unitary fee for the Fund covers additional services provided by third parties and thus is not directly comparable to the Adviser’s institutional fee schedule and the schedule of fees for most other funds advised by the Adviser.

In connection with their review of the Fund’s advisory fee, the directors also considered the Fund’s total expense ratio in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Fund’s expense ratio was based on the Fund’s latest fiscal year. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others and, in most cases, the Adviser is responsible for paying for such services under its unitary fee arrangement with the Fund. The directors noted that the Fund’s expense ratio was lower than the median of a peer group and above the median of a peer universe. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of

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scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among ETFs similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many ETFs do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset level and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

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Information Regarding the Review and Approval of the Fund’s Proposed New Advisory Agreement and Interim Advisory Agreement in the Context of a Potential Assignment

As described in more detail in the Proxy Statement for the AB Funds dated June 23, 2026, the Boards of the AB Funds, at a meeting held in-person on May 5-7, 2026, approved new advisory agreements with the Adviser (the “Proposed Agreements”) for the AB Funds, including AB Active ETFs, Inc. in respect of AB US High Dividend ETF (the “Fund”), in connection with an Agreement and Plan of Merger (the “Merger Agreement”) by and among Equitable Holdings, Inc. (“Equitable”) (the holder of a majority of the partnership interests in the Adviser and the indirect parent of AllianceBernstein Corporation, the general partner of the Adviser), Corebridge Financial, Inc. (“Corebridge”), and various Corebridge subsidiaries, pursuant to which Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly formed company. Because Equitable controls the Adviser, the Merger may result in an “assignment” (within the meaning of section 2(a)(4) of the Investment Company Act) of the current advisory agreements for the AB Funds, including the Fund’s current Advisory Agreement, resulting in the automatic termination of such advisory agreements.

At the same meeting, the AB Boards also considered and approved interim advisory agreements with the Adviser (the “Interim Advisory Agreements”) for the AB Funds, including the Fund, to be effective only in the event that stockholder approval of a Proposed Agreement had not been obtained as of the date of the Merger resulting in an “assignment” of the Adviser’s current advisory agreements and their automatic termination.

A discussion regarding the basis for the Boards’ approvals at the meeting held on May 5-7, 2026, is set forth below.

At a meeting of the Boards held in-person on May 5-7, 2026, the Adviser presented its recommendation that the Boards consider and approve the Proposed Agreements. The Current Agreements provide for automatic termination in the event of an assignment, and the closing of the transaction contemplated by the Merger Agreement may result in an assignment. The Proposed Agreements are being considered to take effect upon the closing, subject to stockholder approval. In connection with their approval of the Proposed Agreements, the Boards considered their conclusions in connection with their most recent approvals of the Current Agreements, in particular in cases where the last approval of a Current Agreement was relatively recent, including the Boards’ general satisfaction with the nature and quality of services being provided and, as applicable, in the case of certain Funds, actions taken or to be taken in an effort to improve investment performance or reduce expense ratios. Also in connection with their approval of the Proposed Agreements, the Boards considered a representation made to them at that time by the Adviser that there were no additional developments not already disclosed to the Boards since their most recent approvals of the Current Agreements that would be a material consideration to the Boards in

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connection with their consideration of the Proposed Agreements, except for matters disclosed to the Boards by the Adviser. The Directors considered the fact that each Proposed Agreement would have corresponding terms and conditions identical to those of the corresponding Current Agreement with the exception of the effective date and initial term under the Proposed Agreement.

The Directors considered their knowledge of the nature and quality of the services provided by the Adviser to each Fund gained from their experience as directors or trustees of registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the Directors and its responsiveness, frankness and attention to concerns raised by the Directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Funds. The Directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of each Fund.

The Directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the Directors evaluated, among other things, the reasonableness of the management fees of the Funds they oversee. The Directors did not identify any particular information that was all-important or controlling, and different Directors may have attributed different weights to the various factors. The Directors determined that the selection of the Adviser to manage the Funds, and the overall arrangements between the Funds and the Adviser, as provided in the Proposed Agreements, including the management fees, were fair and reasonable in light of the services performed under the Current Agreements and to be performed under the Proposed Agreements, expenses incurred and to be incurred and such other matters as the Directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the Directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The Directors considered the scope and quality of services to be provided by the Adviser under the Proposed Agreements, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Funds. They also considered the information that had been provided to them by the Adviser concerning the anticipated implementation of the Merger Agreement and the Adviser’s representation that it did not anticipate that such implementation would affect the management or structure of the Adviser, have a material adverse effect on the Adviser, or adversely affect the quality of the services provided to the Funds by the Adviser and its affiliates. The Directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the Directors’ consideration. They also noted the professional experience and qualifications of each Fund’s

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portfolio management team and other senior personnel of the Adviser. The Directors also considered that certain Proposed Agreements, similar to the corresponding Current Agreements, provide that the Funds will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Funds by employees of the Adviser or its affiliates, and that the Adviser receives similar reimbursements from AMMAF pursuant to a separate Administrative Reimbursement Agreement. Requests for these reimbursements are made on a quarterly basis and subject to approval by the Directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Funds to the Adviser than the fee rate stated in the Proposed Agreements. The Directors noted that the Adviser did not request any reimbursements from certain Funds in the Funds’ latest fiscal year reviewed and that, in the case of the AB ETFs, the Adviser does not expect to request such reimbursements. The Directors noted that the methodology to be used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the Directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Funds’ other service providers, also was considered. The Directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to each Fund under the Proposed Agreement for the Fund.

Costs of Services to be Provided and Profitability

The Directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2024 and 2025, as applicable, that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the Directors. The Directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The Directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with a Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund, as applicable. The Directors recognized that it is difficult to make comparisons of the profitability of the Proposed Agreements with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The Directors focused on the profitability of the Adviser’s relationship with each Fund before taxes and distribution expenses, as applicable. The Directors noted that certain Funds were not profitable to the Adviser in one or more periods reviewed. The Directors concluded that the Adviser’s level of profitability from its relationship with the other Funds was not unreasonable. The Directors were unable to consider historical information about the profitability of certain Funds that had recently commenced operations and for which historical profitability information was not available. The Adviser agreed to provide the Directors with profitability information in connection with future proposed continuances of the Proposed Agreements.

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Fall-Out Benefits

The Directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the money market fund or other underlying funds advised by the Adviser in which the Funds invests, as applicable, including, but not limited to, as applicable, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients) in the case of certain Funds; 12b-1 fees and sales charges received by the principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the shares of most of the Funds; brokerage commissions paid by certain Funds to brokers affiliated with the Adviser; and transfer agency fees paid by most of the Funds to a wholly owned subsidiary of the Adviser. The Directors recognized that the Adviser’s profitability would be somewhat lower, and that a Fund’s unprofitability to the Adviser would be exacerbated, without these benefits. The Directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the Directors in connection with the Board meeting at which the Proposed Agreements were approved, the Directors receive detailed performance information for the Funds at each regular Board meeting during the year.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ underperformance in certain periods. The Directors also reviewed updated performance information and, in some cases, discussed with the Adviser the reasons for changes in performance or continued underperformance. On the basis of this review, the Directors determined to continue to monitor the performance of certain Funds closely and concluded that the investment performance of each other Fund was acceptable.

Management Fees and Other Expenses

The Directors considered the management fee rate payable by each Fund to the Adviser and information prepared by an independent service provider (the ‘‘15(c) provider’’) concerning management fee rates payable by other funds or exchange-traded funds (“ETFs”), as applicable, in the same category as the Fund or the AB ETFs, as applicable. In the case of the AB ETFs, the Directors noted that the management fee is a unitary fee and that the Adviser pays all expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The Directors recognized that it is difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds or ETFs. The Directors also considered the Adviser’s fee waivers for certain Funds. The Directors compared each Fund’s contractual management fee rate with a peer group median, and where applicable, took into account the impact on the management fee rate of

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the administrative expense reimbursement paid to the Adviser in the latest fiscal year. In the case of the ACS Funds, the Directors noted that the management fee rate is zero but also were cognizant that the Adviser is indirectly compensated by the wrap fee program sponsors that use the ACS Funds as an investment vehicle for their clients.

The Directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of each Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Funds’ Senior Vice President and noted the differences between a Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other, as applicable. The Directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the Directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The Adviser also informed the Directors that, in the case of certain Funds, there were no institutional accounts managed by the Adviser that utilize investment strategies similar to those of the Funds.

In the case of the AB ETFs, the Directors noted that the unitary fees for those Funds cover additional services provided by third parties and thus are not directly comparable to the Adviser’s institutional fee schedules and the schedules of fees for most other funds advised by the Adviser. The Adviser reviewed with the Directors the significantly greater scope of the services it provides to each Fund relative to institutional, offshore fund and sub-advised fund clients, as applicable. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, each Fund, as applicable, (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows (in the case of open-end Funds) and, in the case of the AB ETFs, demands considerably more managerial and administrative resources due to the potential for frequent creations and redemptions of shares; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Funds, and the different risk profile, the Directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

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In connection with their review of each Fund’s management fee, the Directors also considered the total expense ratio of the Fund in comparison to the medians for a peer group and a peer universe of funds or ETFs, as applicable, selected by the 15(c) provider. The Directors also considered the Adviser’s expense caps for certain Funds. The Directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to a Fund by others, and in most cases, the Adviser is responsible for paying such services under its unitary fee arrangement with the AB ETFs.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ expense ratios in certain periods. On the basis of this review, the Directors concluded that each Fund’s expense ratio was acceptable.

The Directors did not consider comparative expense information for the ACS Funds because those Funds do not bear ordinary expenses.

Economies of Scale

The Directors noted that the management fee schedules for certain Funds do not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The Directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The Directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Board meeting. The Directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The Directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The Directors observed that in the mutual fund industry as a whole, as well as among funds or ETFs, as applicable, similar to each Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The Directors also noted that the advisory agreements for many funds and ETFs do not have breakpoints at all. The Directors informed the Adviser that they would monitor the asset levels of the Funds without breakpoints and their profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warrant doing so.

The Directors did not consider the extent to which fee levels in the Advisory Agreement for the ACS Funds reflect economies of scale because that Advisory Agreement does not provide for any compensation to be paid to the Adviser by the ACS Funds and the expense ratio of each of those Funds is zero.

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Interim Advisory Agreements

In approving the Interim Advisory Agreements, the Boards, with the assistance of independent counsel, considered similar factors to those considered in approving the Proposed Agreements. The Interim Advisory Agreements approved by the Boards are identical to the Proposed Agreements, as well as the Current Agreements, in all material respects except for their proposed effective and termination dates and provisions intended to comply with the requirements of the relevant SEC rule, such as provisions requiring escrow of advisory fees. Under an Interim Advisory Agreement, the Adviser would continue to manage a Fund until a new advisory agreement was approved by stockholders or until the end of the 150-day period after termination of the Current Agreement, whichever would occur earlier. All fees earned by the Adviser under an Interim Advisory Agreement would be held in escrow pending shareholder approval of the Proposed Agreement. Upon approval of a new advisory agreement by stockholders, the escrowed management fees would be paid to the Adviser, and the Interim Advisory Agreement would terminate.

Information Regarding the Review and Approval of the Fund’s Current Advisory Agreement

The disinterested directors (the “directors”) of AB Active ETFs, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB US High Dividend ETF (the “Fund”) at a meeting held in-person on November 4-6, 2025 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, including the other series of the Company that are organized as exchange-traded funds (“ETFs”), their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

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The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and may from time to time propose changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements will be subject to the directors’ approval on a quarterly basis. The directors noted that the Adviser does not expect to request such reimbursements. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for the period ended December 31, 2023 and calendar year 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted that the assumptions and methods of allocation used by the Adviser in preparing profitability data for ETFs and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of ETF advisory contracts for unaffiliated ETFs because comparative information is not generally publicly available and is affected by numerous factors. The directors

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focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors were also mindful that they had approved a reduction in the Fund’s advisory fee (a unitary fee) from 0.45% to 0.35% earlier in 2025. The directors noted that the Fund was not profitable to the Adviser in the periods reviewed.

Fall-Out Benefits

The directors considered the other benefits to the Adviser from its relationship with the Fund and the money market fund advised by the Adviser in which the Fund invests. The directors recognized that the Fund’s unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed information prepared by an independent service provider (the “15(c) service provider”), showing the Fund’s performance against a group of similar ETFs (“peer group”) and a larger group of similar ETFs (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing the Fund’s performance against a broad-based securities market index, in each case for the 1-year period ended July 31, 2025 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other ETFs in the same category as the Fund. The directors noted that the advisory fee is a unitary fee and that the Adviser pays all expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other ETFs. The directors compared the Fund’s contractual advisory fee rate against a peer group median and noted that it was lower than the median. The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional

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clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional clients. In this regard, the Adviser noted, among other things, that, compared to institutional accounts, the Fund (i) demands considerably more managerial and administrative resources due to the potential for frequent creations and redemptions of shares; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations. The directors noted that the unitary fee for the Fund covers additional services provided by third parties and thus is not directly comparable to the Adviser’s institutional fee schedule and the schedule of fees for most other funds advised by the Adviser.

In connection with their review of the Fund’s advisory fee, the directors also considered the Fund’s total expense ratio in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Fund’s expense ratio was based on the Fund’s latest fiscal year. The information provided included a pro forma expense ratio to reflect the reduction in the Fund’s advisory fee earlier in 2025. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others, and in most cases, the Adviser is responsible for paying for such services under its unitary fee arrangement with the Fund. The directors noted that the Fund’s pro forma expense ratio was lower than the medians. Based on their review, the directors concluded that the Fund’s pro forma expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale

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may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among ETFs similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many ETFs do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset level and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

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Information Regarding the Review and Approval of the Fund’s Proposed New Advisory Agreement and Interim Advisory Agreement in the Context of a Potential Assignment

As described in more detail in the Proxy Statement for the AB Funds dated June 23, 2026, the Boards of the AB Funds, at a meeting held in-person on May 5-7, 2026, approved new advisory agreements with the Adviser (the “Proposed Agreements”) for the AB Funds, including AB Active ETFs, Inc. in respect of AB US Large Cap Strategic Equities ETF (the “Fund”), in connection with an Agreement and Plan of Merger (the “Merger Agreement”) by and among Equitable Holdings, Inc. (“Equitable”) (the holder of a majority of the partnership interests in the Adviser and the indirect parent of AllianceBernstein Corporation, the general partner of the Adviser), Corebridge Financial, Inc. (“Corebridge”), and various Corebridge subsidiaries, pursuant to which Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly formed company. Because Equitable controls the Adviser, the Merger may result in an “assignment” (within the meaning of section 2(a)(4) of the Investment Company Act) of the current advisory agreements for the AB Funds, including the Fund’s current Advisory Agreement, resulting in the automatic termination of such advisory agreements.

At the same meeting, the AB Boards also considered and approved interim advisory agreements with the Adviser (the “Interim Advisory Agreements”) for the AB Funds, including the Fund, to be effective only in the event that stockholder approval of a Proposed Agreement had not been obtained as of the date of the Merger resulting in an “assignment” of the Adviser’s current advisory agreements and their automatic termination.

A discussion regarding the basis for the Boards’ approvals at the meeting held on May 5-7, 2026, is set forth below.

At a meeting of the Boards held in-person on May 5-7, 2026, the Adviser presented its recommendation that the Boards consider and approve the Proposed Agreements. The Current Agreements provide for automatic termination in the event of an assignment, and the closing of the transaction contemplated by the Merger Agreement may result in an assignment. The Proposed Agreements are being considered to take effect upon the closing, subject to stockholder approval. In connection with their approval of the Proposed Agreements, the Boards considered their conclusions in connection with their most recent approvals of the Current Agreements, in particular in cases where the last approval of a Current Agreement was relatively recent, including the Boards’ general satisfaction with the nature and quality of services being provided and, as applicable, in the case of certain Funds, actions taken or to be taken in an effort to improve investment performance or reduce expense ratios. Also in connection with their approval of the Proposed Agreements, the Boards considered a representation made to them at that time by the Adviser that there were no additional developments not already disclosed to the Boards since their most recent approvals of the Current Agreements that would be a material consideration to the Boards in

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connection with their consideration of the Proposed Agreements, except for matters disclosed to the Boards by the Adviser. The Directors considered the fact that each Proposed Agreement would have corresponding terms and conditions identical to those of the corresponding Current Agreement with the exception of the effective date and initial term under the Proposed Agreement.

The Directors considered their knowledge of the nature and quality of the services provided by the Adviser to each Fund gained from their experience as directors or trustees of registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the Directors and its responsiveness, frankness and attention to concerns raised by the Directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Funds. The Directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of each Fund.

The Directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the Directors evaluated, among other things, the reasonableness of the management fees of the Funds they oversee. The Directors did not identify any particular information that was all-important or controlling, and different Directors may have attributed different weights to the various factors. The Directors determined that the selection of the Adviser to manage the Funds, and the overall arrangements between the Funds and the Adviser, as provided in the Proposed Agreements, including the management fees, were fair and reasonable in light of the services performed under the Current Agreements and to be performed under the Proposed Agreements, expenses incurred and to be incurred and such other matters as the Directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the Directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The Directors considered the scope and quality of services to be provided by the Adviser under the Proposed Agreements, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Funds. They also considered the information that had been provided to them by the Adviser concerning the anticipated implementation of the Merger Agreement and the Adviser’s representation that it did not anticipate that such implementation would affect the management or structure of the Adviser, have a material adverse effect on the Adviser, or adversely affect the quality of the services provided to the Funds by the Adviser and its affiliates. The Directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the Directors’ consideration. They also noted the professional experience and qualifications of each Fund’s

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portfolio management team and other senior personnel of the Adviser. The Directors also considered that certain Proposed Agreements, similar to the corresponding Current Agreements, provide that the Funds will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Funds by employees of the Adviser or its affiliates, and that the Adviser receives similar reimbursements from AMMAF pursuant to a separate Administrative Reimbursement Agreement. Requests for these reimbursements are made on a quarterly basis and subject to approval by the Directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Funds to the Adviser than the fee rate stated in the Proposed Agreements. The Directors noted that the Adviser did not request any reimbursements from certain Funds in the Funds’ latest fiscal year reviewed and that, in the case of the AB ETFs, the Adviser does not expect to request such reimbursements. The Directors noted that the methodology to be used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the Directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Funds’ other service providers, also was considered. The Directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to each Fund under the Proposed Agreement for the Fund.

Costs of Services to be Provided and Profitability

The Directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2024 and 2025, as applicable, that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the Directors. The Directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The Directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with a Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund, as applicable. The Directors recognized that it is difficult to make comparisons of the profitability of the Proposed Agreements with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The Directors focused on the profitability of the Adviser’s relationship with each Fund before taxes and distribution expenses, as applicable. The Directors noted that certain Funds were not profitable to the Adviser in one or more periods reviewed. The Directors concluded that the Adviser’s level of profitability from its relationship with the other Funds was not unreasonable. The Directors were unable to consider historical information about the profitability of certain Funds that had recently commenced operations and for which historical profitability information was not available. The Adviser agreed to provide the Directors with profitability information in connection with future proposed continuances of the Proposed Agreements.

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Fall-Out Benefits

The Directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the money market fund or other underlying funds advised by the Adviser in which the Funds invests, as applicable, including, but not limited to, as applicable, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients) in the case of certain Funds; 12b-1 fees and sales charges received by the principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the shares of most of the Funds; brokerage commissions paid by certain Funds to brokers affiliated with the Adviser; and transfer agency fees paid by most of the Funds to a wholly owned subsidiary of the Adviser. The Directors recognized that the Adviser’s profitability would be somewhat lower, and that a Fund’s unprofitability to the Adviser would be exacerbated, without these benefits. The Directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the Directors in connection with the Board meeting at which the Proposed Agreements were approved, the Directors receive detailed performance information for the Funds at each regular Board meeting during the year.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ underperformance in certain periods. The Directors also reviewed updated performance information and, in some cases, discussed with the Adviser the reasons for changes in performance or continued underperformance. On the basis of this review, the Directors determined to continue to monitor the performance of certain Funds closely and concluded that the investment performance of each other Fund was acceptable.

Management Fees and Other Expenses

The Directors considered the management fee rate payable by each Fund to the Adviser and information prepared by an independent service provider (the ‘‘15(c) provider’’) concerning management fee rates payable by other funds or exchange-traded funds (“ETFs”), as applicable, in the same category as the Fund or the AB ETFs, as applicable. In the case of the AB ETFs, the Directors noted that the management fee is a unitary fee and that the Adviser pays all expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The Directors recognized that it is difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds or ETFs. The Directors also considered the Adviser’s fee waivers for certain Funds. The Directors compared each Fund’s contractual management fee rate with a peer group median, and where applicable, took into account the impact on the management fee rate of

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the administrative expense reimbursement paid to the Adviser in the latest fiscal year. In the case of the ACS Funds, the Directors noted that the management fee rate is zero but also were cognizant that the Adviser is indirectly compensated by the wrap fee program sponsors that use the ACS Funds as an investment vehicle for their clients.

The Directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of each Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Funds’ Senior Vice President and noted the differences between a Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other, as applicable. The Directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the Directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The Adviser also informed the Directors that, in the case of certain Funds, there were no institutional accounts managed by the Adviser that utilize investment strategies similar to those of the Funds.

In the case of the AB ETFs, the Directors noted that the unitary fees for those Funds cover additional services provided by third parties and thus are not directly comparable to the Adviser’s institutional fee schedules and the schedules of fees for most other funds advised by the Adviser. The Adviser reviewed with the Directors the significantly greater scope of the services it provides to each Fund relative to institutional, offshore fund and sub-advised fund clients, as applicable. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, each Fund, as applicable, (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows (in the case of open-end Funds) and, in the case of the AB ETFs, demands considerably more managerial and administrative resources due to the potential for frequent creations and redemptions of shares; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Funds, and the different risk profile, the Directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

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In connection with their review of each Fund’s management fee, the Directors also considered the total expense ratio of the Fund in comparison to the medians for a peer group and a peer universe of funds or ETFs, as applicable, selected by the 15(c) provider. The Directors also considered the Adviser’s expense caps for certain Funds. The Directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to a Fund by others, and in most cases, the Adviser is responsible for paying such services under its unitary fee arrangement with the AB ETFs.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ expense ratios in certain periods. On the basis of this review, the Directors concluded that each Fund’s expense ratio was acceptable.

The Directors did not consider comparative expense information for the ACS Funds because those Funds do not bear ordinary expenses.

Economies of Scale

The Directors noted that the management fee schedules for certain Funds do not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The Directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The Directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Board meeting. The Directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The Directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The Directors observed that in the mutual fund industry as a whole, as well as among funds or ETFs, as applicable, similar to each Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The Directors also noted that the advisory agreements for many funds and ETFs do not have breakpoints at all. The Directors informed the Adviser that they would monitor the asset levels of the Funds without breakpoints and their profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warrant doing so.

The Directors did not consider the extent to which fee levels in the Advisory Agreement for the ACS Funds reflect economies of scale because that Advisory Agreement does not provide for any compensation to be paid to the Adviser by the ACS Funds and the expense ratio of each of those Funds is zero.

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Interim Advisory Agreements

In approving the Interim Advisory Agreements, the Boards, with the assistance of independent counsel, considered similar factors to those considered in approving the Proposed Agreements. The Interim Advisory Agreements approved by the Boards are identical to the Proposed Agreements, as well as the Current Agreements, in all material respects except for their proposed effective and termination dates and provisions intended to comply with the requirements of the relevant SEC rule, such as provisions requiring escrow of advisory fees. Under an Interim Advisory Agreement, the Adviser would continue to manage a Fund until a new advisory agreement was approved by stockholders or until the end of the 150-day period after termination of the Current Agreement, whichever would occur earlier. All fees earned by the Adviser under an Interim Advisory Agreement would be held in escrow pending shareholder approval of the Proposed Agreement. Upon approval of a new advisory agreement by stockholders, the escrowed management fees would be paid to the Adviser, and the Interim Advisory Agreement would terminate.

Information Regarding the Review and Approval of the Fund’s Current Advisory Agreement

The disinterested directors (the “directors”) of AB Active ETFs, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB US Large Cap Strategic Equities ETF (the “Fund”) at a meeting held in-person on May 5-7, 2026.

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, including the other series of the Company that are organized as exchange-traded funds (“ETFs”), their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

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The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and may from time to time propose changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements will be subject to the directors’ approval on a quarterly basis. The directors noted that the Adviser does not expect to request such reimbursements. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2024 and 2025 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted that the assumptions and methods of allocation used by the Adviser in preparing profitability data for ETFs and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of ETF advisory contracts for unaffiliated ETFs because comparative information is not generally publicly

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available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors noted that the Fund was not profitable to the Adviser in the periods reviewed.

Fall-Out Benefits

The directors considered the other benefits to the Adviser from its relationship with the Fund and the money market fund advised by the Adviser in which the Fund invests. The directors recognized that the Fund’s unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the 15(c) service provider”), showing the performance of the Fund against a group of similar ETFs (“peer group”) and a larger group of similar ETFs (“peer universe”), each selected by the 15(c) provider, and information prepared by the Adviser showing the Fund’s performance against a broad-based securities market index, in each case for the 1-year period ended February 28, 2026 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser under the Advisory Agreement, and information prepared by the 15(c) service provider concerning advisory fee rates payable by other ETFs in the same category as the Fund. The directors noted that the advisory fee is a unitary fee and that the Adviser pays all expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other ETFs. The directors considered the Fund’s contractual advisory fee rate against a peer group median and noted that it was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than

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those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional clients. In this regard, the Adviser noted, among other things, that, compared to institutional accounts, the Fund (i) demands considerably more managerial and administrative resources due to the potential for frequent creations and redemptions of shares; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations. The directors noted that the unitary fee for the Fund covers additional services provided by third parties and thus is not directly comparable to the Adviser’s institutional fee schedule and the schedule of fees for most other funds advised by the Adviser.

In connection with their review of the Fund’s advisory fee, the directors also considered the Fund’s total expense ratio in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Fund’s expense ratio was based on the Fund’s latest fiscal year. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others and, in most cases, the Adviser is responsible for paying for such services under its unitary fee arrangement with the Fund. The directors noted that the Fund’s expense ratio was below the medians. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund in the Advisory Agreement does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for

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setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among ETFs similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many ETFs do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset level and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

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Information Regarding the Review and Approval of the Fund’s Proposed New Advisory Agreement and Interim Advisory Agreement in the Context of a Potential Assignment

As described in more detail in the Proxy Statement for the AB Funds dated June 23, 2026, the Boards of the AB Funds, at a meeting held in-person on May 5-7, 2026, approved new advisory agreements with the Adviser (the “Proposed Agreements”) for the AB Funds, including AB Active ETFs, Inc. in respect of AB US Low Volatility Equity ETF (the “Fund”), in connection with an Agreement and Plan of Merger (the “Merger Agreement”) by and among Equitable Holdings, Inc. (“Equitable”) (the holder of a majority of the partnership interests in the Adviser and the indirect parent of AllianceBernstein Corporation, the general partner of the Adviser), Corebridge Financial, Inc. (“Corebridge”), and various Corebridge subsidiaries, pursuant to which Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly formed company. Because Equitable controls the Adviser, the Merger may result in an “assignment” (within the meaning of section 2(a)(4) of the Investment Company Act) of the current advisory agreements for the AB Funds, including the Fund’s current Advisory Agreement, resulting in the automatic termination of such advisory agreements.

At the same meeting, the AB Boards also considered and approved interim advisory agreements with the Adviser (the “Interim Advisory Agreements”) for the AB Funds, including the Fund, to be effective only in the event that stockholder approval of a Proposed Agreement had not been obtained as of the date of the Merger resulting in an “assignment” of the Adviser’s current advisory agreements and their automatic termination.

A discussion regarding the basis for the Boards’ approvals at the meeting held on May 5-7, 2026, is set forth below.

At a meeting of the Boards held in-person on May 5-7, 2026, the Adviser presented its recommendation that the Boards consider and approve the Proposed Agreements. The Current Agreements provide for automatic termination in the event of an assignment, and the closing of the transaction contemplated by the Merger Agreement may result in an assignment. The Proposed Agreements are being considered to take effect upon the closing, subject to stockholder approval. In connection with their approval of the Proposed Agreements, the Boards considered their conclusions in connection with their most recent approvals of the Current Agreements, in particular in cases where the last approval of a Current Agreement was relatively recent, including the Boards’ general satisfaction with the nature and quality of services being provided and, as applicable, in the case of certain Funds, actions taken or to be taken in an effort to improve investment performance or reduce expense ratios. Also in connection with their approval of the Proposed Agreements, the Boards considered a representation made to them at that time by the Adviser that there were no additional developments not already disclosed to the Boards since their most recent approvals of the Current Agreements that would be a material consideration to the Boards in

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connection with their consideration of the Proposed Agreements, except for matters disclosed to the Boards by the Adviser. The Directors considered the fact that each Proposed Agreement would have corresponding terms and conditions identical to those of the corresponding Current Agreement with the exception of the effective date and initial term under the Proposed Agreement.

The Directors considered their knowledge of the nature and quality of the services provided by the Adviser to each Fund gained from their experience as directors or trustees of registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the Directors and its responsiveness, frankness and attention to concerns raised by the Directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Funds. The Directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of each Fund.

The Directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the Directors evaluated, among other things, the reasonableness of the management fees of the Funds they oversee. The Directors did not identify any particular information that was all-important or controlling, and different Directors may have attributed different weights to the various factors. The Directors determined that the selection of the Adviser to manage the Funds, and the overall arrangements between the Funds and the Adviser, as provided in the Proposed Agreements, including the management fees, were fair and reasonable in light of the services performed under the Current Agreements and to be performed under the Proposed Agreements, expenses incurred and to be incurred and such other matters as the Directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the Directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The Directors considered the scope and quality of services to be provided by the Adviser under the Proposed Agreements, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Funds. They also considered the information that had been provided to them by the Adviser concerning the anticipated implementation of the Merger Agreement and the Adviser’s representation that it did not anticipate that such implementation would affect the management or structure of the Adviser, have a material adverse effect on the Adviser, or adversely affect the quality of the services provided to the Funds by the Adviser and its affiliates. The Directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the Directors’ consideration. They also noted the professional experience and qualifications of each Fund’s

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portfolio management team and other senior personnel of the Adviser. The Directors also considered that certain Proposed Agreements, similar to the corresponding Current Agreements, provide that the Funds will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Funds by employees of the Adviser or its affiliates, and that the Adviser receives similar reimbursements from AMMAF pursuant to a separate Administrative Reimbursement Agreement. Requests for these reimbursements are made on a quarterly basis and subject to approval by the Directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Funds to the Adviser than the fee rate stated in the Proposed Agreements. The Directors noted that the Adviser did not request any reimbursements from certain Funds in the Funds’ latest fiscal year reviewed and that, in the case of the AB ETFs, the Adviser does not expect to request such reimbursements. The Directors noted that the methodology to be used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the Directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Funds’ other service providers, also was considered. The Directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to each Fund under the Proposed Agreement for the Fund.

Costs of Services to be Provided and Profitability

The Directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2024 and 2025, as applicable, that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the Directors. The Directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The Directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with a Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund, as applicable. The Directors recognized that it is difficult to make comparisons of the profitability of the Proposed Agreements with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The Directors focused on the profitability of the Adviser’s relationship with each Fund before taxes and distribution expenses, as applicable. The Directors noted that certain Funds were not profitable to the Adviser in one or more periods reviewed. The Directors concluded that the Adviser’s level of profitability from its relationship with the other Funds was not unreasonable. The Directors were unable to consider historical information about the profitability of certain Funds that had recently commenced operations and for which historical profitability information was not available. The Adviser agreed to provide the Directors with profitability information in connection with future proposed continuances of the Proposed Agreements.

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Fall-Out Benefits

The Directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the money market fund or other underlying funds advised by the Adviser in which the Funds invests, as applicable, including, but not limited to, as applicable, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients) in the case of certain Funds; 12b-1 fees and sales charges received by the principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the shares of most of the Funds; brokerage commissions paid by certain Funds to brokers affiliated with the Adviser; and transfer agency fees paid by most of the Funds to a wholly owned subsidiary of the Adviser. The Directors recognized that the Adviser’s profitability would be somewhat lower, and that a Fund’s unprofitability to the Adviser would be exacerbated, without these benefits. The Directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the Directors in connection with the Board meeting at which the Proposed Agreements were approved, the Directors receive detailed performance information for the Funds at each regular Board meeting during the year.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ underperformance in certain periods. The Directors also reviewed updated performance information and, in some cases, discussed with the Adviser the reasons for changes in performance or continued underperformance. On the basis of this review, the Directors determined to continue to monitor the performance of certain Funds closely and concluded that the investment performance of each other Fund was acceptable.

Management Fees and Other Expenses

The Directors considered the management fee rate payable by each Fund to the Adviser and information prepared by an independent service provider (the ‘‘15(c) provider’’) concerning management fee rates payable by other funds or exchange-traded funds (“ETFs”), as applicable, in the same category as the Fund or the AB ETFs, as applicable. In the case of the AB ETFs, the Directors noted that the management fee is a unitary fee and that the Adviser pays all expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The Directors recognized that it is difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds or ETFs. The Directors also considered the Adviser’s fee waivers for certain Funds. The Directors compared each Fund’s contractual management fee rate with a peer group median, and where applicable, took into account the impact on the management fee rate of

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the administrative expense reimbursement paid to the Adviser in the latest fiscal year. In the case of the ACS Funds, the Directors noted that the management fee rate is zero but also were cognizant that the Adviser is indirectly compensated by the wrap fee program sponsors that use the ACS Funds as an investment vehicle for their clients.

The Directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of each Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Funds’ Senior Vice President and noted the differences between a Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other, as applicable. The Directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the Directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The Adviser also informed the Directors that, in the case of certain Funds, there were no institutional accounts managed by the Adviser that utilize investment strategies similar to those of the Funds.

In the case of the AB ETFs, the Directors noted that the unitary fees for those Funds cover additional services provided by third parties and thus are not directly comparable to the Adviser’s institutional fee schedules and the schedules of fees for most other funds advised by the Adviser. The Adviser reviewed with the Directors the significantly greater scope of the services it provides to each Fund relative to institutional, offshore fund and sub-advised fund clients, as applicable. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, each Fund, as applicable, (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows (in the case of open-end Funds) and, in the case of the AB ETFs, demands considerably more managerial and administrative resources due to the potential for frequent creations and redemptions of shares; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Funds, and the different risk profile, the Directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

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In connection with their review of each Fund’s management fee, the Directors also considered the total expense ratio of the Fund in comparison to the medians for a peer group and a peer universe of funds or ETFs, as applicable, selected by the 15(c) provider. The Directors also considered the Adviser’s expense caps for certain Funds. The Directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to a Fund by others, and in most cases, the Adviser is responsible for paying such services under its unitary fee arrangement with the AB ETFs.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ expense ratios in certain periods. On the basis of this review, the Directors concluded that each Fund’s expense ratio was acceptable.

The Directors did not consider comparative expense information for the ACS Funds because those Funds do not bear ordinary expenses.

Economies of Scale

The Directors noted that the management fee schedules for certain Funds do not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The Directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The Directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Board meeting. The Directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The Directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The Directors observed that in the mutual fund industry as a whole, as well as among funds or ETFs, as applicable, similar to each Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The Directors also noted that the advisory agreements for many funds and ETFs do not have breakpoints at all. The Directors informed the Adviser that they would monitor the asset levels of the Funds without breakpoints and their profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warrant doing so.

The Directors did not consider the extent to which fee levels in the Advisory Agreement for the ACS Funds reflect economies of scale because that Advisory Agreement does not provide for any compensation to be paid to the Adviser by the ACS Funds and the expense ratio of each of those Funds is zero.

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Interim Advisory Agreements

In approving the Interim Advisory Agreements, the Boards, with the assistance of independent counsel, considered similar factors to those considered in approving the Proposed Agreements. The Interim Advisory Agreements approved by the Boards are identical to the Proposed Agreements, as well as the Current Agreements, in all material respects except for their proposed effective and termination dates and provisions intended to comply with the requirements of the relevant SEC rule, such as provisions requiring escrow of advisory fees. Under an Interim Advisory Agreement, the Adviser would continue to manage a Fund until a new advisory agreement was approved by stockholders or until the end of the 150-day period after termination of the Current Agreement, whichever would occur earlier. All fees earned by the Adviser under an Interim Advisory Agreement would be held in escrow pending shareholder approval of the Proposed Agreement. Upon approval of a new advisory agreement by stockholders, the escrowed management fees would be paid to the Adviser, and the Interim Advisory Agreement would terminate.

Information Regarding the Review and Approval of the Fund’s Current Advisory Agreement

The disinterested directors (the “directors”) of AB Active ETFs, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB US Low Volatility Equity ETF (the “Fund”) at a meeting held in-person on May 5-7, 2026.

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, including the other series of the Company that are organized as exchange-traded funds (“ETFs”), their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

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The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and may from time to time propose changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements will be subject to the directors’ approval on a quarterly basis. The directors noted that the Adviser does not expect to request such reimbursements. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2024 and 2025 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted that the assumptions and methods of allocation used by the Adviser in preparing profitability data for ETFs and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of ETF advisory contracts for unaffiliated ETFs because comparative information is not generally publicly

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available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors noted that the Fund was not profitable to the Adviser in the periods reviewed.

Fall-Out Benefits

The directors considered the other benefits to the Adviser from its relationship with the Fund and the money market fund advised by the Adviser in which the Fund invests. The directors recognized that the Fund’s unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the 15(c) service provider”), showing the performance of the Fund against a group of similar ETFs (“peer group”) and a larger group of similar ETFs (“peer universe”), each selected by the 15(c) provider, and information prepared by the Adviser showing the Fund’s performance against a broad-based securities market index, in each case for the 1-year period ended February 28, 2026 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review and their discussion with the Adviser of the reasons for the Fund’s underperformance in the period reviewed, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser under the Advisory Agreement, and information prepared by the 15(c) service provider concerning advisory fee rates payable by other ETFs in the same category as the Fund. The directors noted that the advisory fee is a unitary fee and that the Adviser pays all expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other ETFs. The directors considered the Fund’s contractual advisory fee rate against a peer group median and noted that it was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences

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between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more managerial and administrative resources due to the potential for frequent creations and redemptions of shares; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations. The directors noted that the unitary fee for the Fund covers additional services provided by third parties and thus is not directly comparable to the Adviser’s institutional fee schedule and the schedule of fees for most other funds advised by the Adviser.

In connection with their review of the Fund’s advisory fee, the directors also considered the Fund’s total expense ratio in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Fund’s expense ratio was based on the Fund’s latest fiscal year. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others and, in most cases, the Adviser is responsible for paying for such services under its unitary fee arrangement with the Fund. The directors noted that the Fund’s expense ratio was below the medians. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund in the Advisory Agreement does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds,

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and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among ETFs similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many ETFs do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset level and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

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Information Regarding the Review and Approval of the Fund’s Proposed New Advisory Agreement and Interim Advisory Agreement in the Context of a Potential Assignment

As described in more detail in the Proxy Statement for the AB Funds dated June 23, 2026, the Boards of the AB Funds, at a meeting held in-person on May 5-7, 2026, approved new advisory agreements with the Adviser (the “Proposed Agreements”) for the AB Funds, including AB Active ETFs, Inc. in respect of AB International Low Volatility Equity ETF (the “Fund”), in connection with an Agreement and Plan of Merger (the “Merger Agreement”) by and among Equitable Holdings, Inc. (“Equitable”) (the holder of a majority of the partnership interests in the Adviser and the indirect parent of AllianceBernstein Corporation, the general partner of the Adviser), Corebridge Financial, Inc. (“Corebridge”), and various Corebridge subsidiaries, pursuant to which Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly formed company. Because Equitable controls the Adviser, the Merger may result in an “assignment” (within the meaning of section 2(a)(4) of the Investment Company Act) of the current advisory agreements for the AB Funds, including the Fund’s current Advisory Agreement, resulting in the automatic termination of such advisory agreements.

At the same meeting, the AB Boards also considered and approved interim advisory agreements with the Adviser (the “Interim Advisory Agreements”) for the AB Funds, including the Fund, to be effective only in the event that stockholder approval of a Proposed Agreement had not been obtained as of the date of the Merger resulting in an “assignment” of the Adviser’s current advisory agreements and their automatic termination.

A discussion regarding the basis for the Boards’ approvals at the meeting held on May 5-7, 2026, is set forth below.

At a meeting of the Boards held in-person on May 5-7, 2026, the Adviser presented its recommendation that the Boards consider and approve the Proposed Agreements. The Current Agreements provide for automatic termination in the event of an assignment, and the closing of the transaction contemplated by the Merger Agreement may result in an assignment. The Proposed Agreements are being considered to take effect upon the closing, subject to stockholder approval. In connection with their approval of the Proposed Agreements, the Boards considered their conclusions in connection with their most recent approvals of the Current Agreements, in particular in cases where the last approval of a Current Agreement was relatively recent, including the Boards’ general satisfaction with the nature and quality of services being provided and, as applicable, in the case of certain Funds, actions taken or to be taken in an effort to improve investment performance or reduce expense ratios. Also in connection with their approval of the Proposed Agreements, the Boards considered a representation made to them at that time by the Adviser that there were no additional developments not already disclosed to the Boards since their most recent approvals of the Current Agreements that would be a material consideration to the Boards in

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connection with their consideration of the Proposed Agreements, except for matters disclosed to the Boards by the Adviser. The Directors considered the fact that each Proposed Agreement would have corresponding terms and conditions identical to those of the corresponding Current Agreement with the exception of the effective date and initial term under the Proposed Agreement.

The Directors considered their knowledge of the nature and quality of the services provided by the Adviser to each Fund gained from their experience as directors or trustees of registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the Directors and its responsiveness, frankness and attention to concerns raised by the Directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Funds. The Directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of each Fund.

The Directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the Directors evaluated, among other things, the reasonableness of the management fees of the Funds they oversee. The Directors did not identify any particular information that was all-important or controlling, and different Directors may have attributed different weights to the various factors. The Directors determined that the selection of the Adviser to manage the Funds, and the overall arrangements between the Funds and the Adviser, as provided in the Proposed Agreements, including the management fees, were fair and reasonable in light of the services performed under the Current Agreements and to be performed under the Proposed Agreements, expenses incurred and to be incurred and such other matters as the Directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the Directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The Directors considered the scope and quality of services to be provided by the Adviser under the Proposed Agreements, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Funds. They also considered the information that had been provided to them by the Adviser concerning the anticipated implementation of the Merger Agreement and the Adviser’s representation that it did not anticipate that such implementation would affect the management or structure of the Adviser, have a material adverse effect on the Adviser, or adversely affect the quality of the services provided to the Funds by the Adviser and its affiliates. The Directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the Directors’ consideration. They also noted the professional experience and qualifications of each Fund’s

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portfolio management team and other senior personnel of the Adviser. The Directors also considered that certain Proposed Agreements, similar to the corresponding Current Agreements, provide that the Funds will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Funds by employees of the Adviser or its affiliates, and that the Adviser receives similar reimbursements from AMMAF pursuant to a separate Administrative Reimbursement Agreement. Requests for these reimbursements are made on a quarterly basis and subject to approval by the Directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Funds to the Adviser than the fee rate stated in the Proposed Agreements. The Directors noted that the Adviser did not request any reimbursements from certain Funds in the Funds’ latest fiscal year reviewed and that, in the case of the AB ETFs, the Adviser does not expect to request such reimbursements. The Directors noted that the methodology to be used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the Directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Funds’ other service providers, also was considered. The Directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to each Fund under the Proposed Agreement for the Fund.

Costs of Services to be Provided and Profitability

The Directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2024 and 2025, as applicable, that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the Directors. The Directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The Directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with a Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund, as applicable. The Directors recognized that it is difficult to make comparisons of the profitability of the Proposed Agreements with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The Directors focused on the profitability of the Adviser’s relationship with each Fund before taxes and distribution expenses, as applicable. The Directors noted that certain Funds were not profitable to the Adviser in one or more periods reviewed. The Directors concluded that the Adviser’s level of profitability from its relationship with the other Funds was not unreasonable. The Directors were unable to consider historical information about the profitability of certain Funds that had recently commenced operations and for which historical profitability information was not available. The Adviser agreed to provide the Directors with profitability information in connection with future proposed continuances of the Proposed Agreements.

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Fall-Out Benefits

The Directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the money market fund or other underlying funds advised by the Adviser in which the Funds invests, as applicable, including, but not limited to, as applicable, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients) in the case of certain Funds; 12b-1 fees and sales charges received by the principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the shares of most of the Funds; brokerage commissions paid by certain Funds to brokers affiliated with the Adviser; and transfer agency fees paid by most of the Funds to a wholly owned subsidiary of the Adviser. The Directors recognized that the Adviser’s profitability would be somewhat lower, and that a Fund’s unprofitability to the Adviser would be exacerbated, without these benefits. The Directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the Directors in connection with the Board meeting at which the Proposed Agreements were approved, the Directors receive detailed performance information for the Funds at each regular Board meeting during the year.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ underperformance in certain periods. The Directors also reviewed updated performance information and, in some cases, discussed with the Adviser the reasons for changes in performance or continued underperformance. On the basis of this review, the Directors determined to continue to monitor the performance of certain Funds closely and concluded that the investment performance of each other Fund was acceptable.

Management Fees and Other Expenses

The Directors considered the management fee rate payable by each Fund to the Adviser and information prepared by an independent service provider (the ‘‘15(c) provider’’) concerning management fee rates payable by other funds or exchange-traded funds (“ETFs”), as applicable, in the same category as the Fund or the AB ETFs, as applicable. In the case of the AB ETFs, the Directors noted that the management fee is a unitary fee and that the Adviser pays all expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The Directors recognized that it is difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds or ETFs. The Directors also considered the Adviser’s fee waivers for certain Funds. The Directors compared each Fund’s contractual management fee rate with a peer group median, and where applicable, took into account the impact on the management fee rate of

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the administrative expense reimbursement paid to the Adviser in the latest fiscal year. In the case of the ACS Funds, the Directors noted that the management fee rate is zero but also were cognizant that the Adviser is indirectly compensated by the wrap fee program sponsors that use the ACS Funds as an investment vehicle for their clients.

The Directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of each Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Funds’ Senior Vice President and noted the differences between a Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other, as applicable. The Directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the Directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The Adviser also informed the Directors that, in the case of certain Funds, there were no institutional accounts managed by the Adviser that utilize investment strategies similar to those of the Funds.

In the case of the AB ETFs, the Directors noted that the unitary fees for those Funds cover additional services provided by third parties and thus are not directly comparable to the Adviser’s institutional fee schedules and the schedules of fees for most other funds advised by the Adviser. The Adviser reviewed with the Directors the significantly greater scope of the services it provides to each Fund relative to institutional, offshore fund and sub-advised fund clients, as applicable. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, each Fund, as applicable, (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows (in the case of open-end Funds) and, in the case of the AB ETFs, demands considerably more managerial and administrative resources due to the potential for frequent creations and redemptions of shares; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Funds, and the different risk profile, the Directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

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In connection with their review of each Fund’s management fee, the Directors also considered the total expense ratio of the Fund in comparison to the medians for a peer group and a peer universe of funds or ETFs, as applicable, selected by the 15(c) provider. The Directors also considered the Adviser’s expense caps for certain Funds. The Directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to a Fund by others, and in most cases, the Adviser is responsible for paying such services under its unitary fee arrangement with the AB ETFs.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ expense ratios in certain periods. On the basis of this review, the Directors concluded that each Fund’s expense ratio was acceptable.

The Directors did not consider comparative expense information for the ACS Funds because those Funds do not bear ordinary expenses.

Economies of Scale

The Directors noted that the management fee schedules for certain Funds do not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The Directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The Directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Board meeting. The Directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The Directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The Directors observed that in the mutual fund industry as a whole, as well as among funds or ETFs, as applicable, similar to each Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The Directors also noted that the advisory agreements for many funds and ETFs do not have breakpoints at all. The Directors informed the Adviser that they would monitor the asset levels of the Funds without breakpoints and their profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warrant doing so.

The Directors did not consider the extent to which fee levels in the Advisory Agreement for the ACS Funds reflect economies of scale because that Advisory Agreement does not provide for any compensation to be paid to the Adviser by the ACS Funds and the expense ratio of each of those Funds is zero.

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Interim Advisory Agreements

In approving the Interim Advisory Agreements, the Boards, with the assistance of independent counsel, considered similar factors to those considered in approving the Proposed Agreements. The Interim Advisory Agreements approved by the Boards are identical to the Proposed Agreements, as well as the Current Agreements, in all material respects except for their proposed effective and termination dates and provisions intended to comply with the requirements of the relevant SEC rule, such as provisions requiring escrow of advisory fees. Under an Interim Advisory Agreement, the Adviser would continue to manage a Fund until a new advisory agreement was approved by stockholders or until the end of the 150-day period after termination of the Current Agreement, whichever would occur earlier. All fees earned by the Adviser under an Interim Advisory Agreement would be held in escrow pending shareholder approval of the Proposed Agreement. Upon approval of a new advisory agreement by stockholders, the escrowed management fees would be paid to the Adviser, and the Interim Advisory Agreement would terminate.

Information Regarding the Review and Approval of the Fund’s Current Advisory Agreement

The disinterested directors (the “directors”) of AB Active ETFs, Inc. (the “Company”) unanimously approved the continuance of Company’s Advisory Agreement with the Adviser in respect of AB International Low Volatility Equity ETF (the “Fund”) at a meeting held in-person on May 5-7, 2026 (the “Meeting”).

Prior to approval of the continuance Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, including the other series of the Company that are organized as exchange-traded funds (“ETFs”), their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

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The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and may from time to time propose changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements will be subject to the directors’ approval on a quarterly basis. The directors noted that the Adviser does not expect to request such reimbursements. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for the period ended December 31, 2024 and calendar year 2025 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted that the assumptions and methods of allocation used by the Adviser in preparing profitability data for ETFs and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of ETF advisory contracts for unaffiliated ETFs because comparative information is not generally publicly available and is affected by numerous factors. The directors

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focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund in 2024 was not unreasonable. The directors noted that the Fund was not profitable to the Adviser in 2025.

Fall-Out Benefits

The directors considered the other benefits to the Adviser from its relationship with the Fund and the money market fund advised by the Adviser in which the Fund invests. The directors recognized that the Fund’s recent unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors have received detailed performance information for the Fund at each regular Board meeting.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Fund (including its predecessor mutual fund) against a group of similar ETFs (“peer group”) and a larger group of similar ETFs (“peer universe”), each selected by the 15(c) provider, and information prepared by the Adviser showing the Fund’s performance against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2026 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider, concerning advisory fee rates payable by other ETFs in the same category as the Fund. The directors noted that the advisory fee is a unitary fee and that the Adviser pays all expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other ETFs. The directors considered the Fund’s contractual advisory fee rate against a peer group median and noted that it was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment

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strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more managerial and administrative resources due to the potential for frequent creations and redemptions of shares; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advisory fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations. The directors noted that the unitary fee for the Fund covers additional services provided by third parties and thus is not directly comparable to the Adviser’s institutional fee schedule and the schedule of fees for most other funds advised by the Adviser.

In connection with their review of the Fund’s advisory fee, the directors also considered the Fund’s total expense ratio in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Fund’s expense ratio was based on the Fund’s latest fiscal year. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others and, in most cases, the Adviser is responsible for paying for such services under its unitary fee arrangement with the Fund. The directors noted that the Fund’s expense ratio was equal to the medians. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of

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scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among ETFs similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many ETFs do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset level and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

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Information Regarding the Review and Approval of the Fund’s Proposed New Advisory Agreement and Interim Advisory Agreement in the Context of a Potential Assignment

As described in more detail in the Proxy Statement for the AB Funds dated June 23, 2026, the Boards of the AB Funds, at a meeting held in-person on May 5-7, 2026, approved new advisory agreements with the Adviser (the “Proposed Agreements”) for the AB Funds, including AB Active ETFs, Inc. in respect of AB International Growth ETF (the “Fund”), in connection with an Agreement and Plan of Merger (the “Merger Agreement”) by and among Equitable Holdings, Inc. (“Equitable”) (the holder of a majority of the partnership interests in the Adviser and the indirect parent of AllianceBernstein Corporation, the general partner of the Adviser), Corebridge Financial, Inc. (“Corebridge”), and various Corebridge subsidiaries, pursuant to which Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly formed company. Because Equitable controls the Adviser, the Merger may result in an “assignment” (within the meaning of section 2(a)(4) of the Investment Company Act) of the current advisory agreements for the AB Funds, including the Fund’s current Advisory Agreement, resulting in the automatic termination of such advisory agreements.

At the same meeting, the AB Boards also considered and approved interim advisory agreements with the Adviser (the “Interim Advisory Agreements”) for the AB Funds, including the Fund, to be effective only in the event that stockholder approval of a Proposed Agreement had not been obtained as of the date of the Merger resulting in an “assignment” of the Adviser’s current advisory agreements and their automatic termination.

A discussion regarding the basis for the Boards’ approvals at the meeting held on May 5-7, 2026, is set forth below.

At a meeting of the Boards held in-person on May 5-7, 2026, the Adviser presented its recommendation that the Boards consider and approve the Proposed Agreements. The Current Agreements provide for automatic termination in the event of an assignment, and the closing of the transaction contemplated by the Merger Agreement may result in an assignment. The Proposed Agreements are being considered to take effect upon the closing, subject to stockholder approval. In connection with their approval of the Proposed Agreements, the Boards considered their conclusions in connection with their most recent approvals of the Current Agreements, in particular in cases where the last approval of a Current Agreement was relatively recent, including the Boards’ general satisfaction with the nature and quality of services being provided and, as applicable, in the case of certain Funds, actions taken or to be taken in an effort to improve investment performance or reduce expense ratios. Also in connection with their approval of the Proposed Agreements, the Boards considered a representation made to them at that time by the Adviser that there were no additional developments not already disclosed to the Boards since their most recent approvals of the Current Agreements that would be a material consideration to the Boards in

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connection with their consideration of the Proposed Agreements, except for matters disclosed to the Boards by the Adviser. The Directors considered the fact that each Proposed Agreement would have corresponding terms and conditions identical to those of the corresponding Current Agreement with the exception of the effective date and initial term under the Proposed Agreement.

The Directors considered their knowledge of the nature and quality of the services provided by the Adviser to each Fund gained from their experience as directors or trustees of registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the Directors and its responsiveness, frankness and attention to concerns raised by the Directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Funds. The Directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of each Fund.

The Directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the Directors evaluated, among other things, the reasonableness of the management fees of the Funds they oversee. The Directors did not identify any particular information that was all-important or controlling, and different Directors may have attributed different weights to the various factors. The Directors determined that the selection of the Adviser to manage the Funds, and the overall arrangements between the Funds and the Adviser, as provided in the Proposed Agreements, including the management fees, were fair and reasonable in light of the services performed under the Current Agreements and to be performed under the Proposed Agreements, expenses incurred and to be incurred and such other matters as the Directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the Directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The Directors considered the scope and quality of services to be provided by the Adviser under the Proposed Agreements, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Funds. They also considered the information that had been provided to them by the Adviser concerning the anticipated implementation of the Merger Agreement and the Adviser’s representation that it did not anticipate that such implementation would affect the management or structure of the Adviser, have a material adverse effect on the Adviser, or adversely affect the quality of the services provided to the Funds by the Adviser and its affiliates. The Directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the Directors’ consideration. They also noted the professional experience and qualifications of each Fund’s

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portfolio management team and other senior personnel of the Adviser. The Directors also considered that certain Proposed Agreements, similar to the corresponding Current Agreements, provide that the Funds will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Funds by employees of the Adviser or its affiliates, and that the Adviser receives similar reimbursements from AMMAF pursuant to a separate Administrative Reimbursement Agreement. Requests for these reimbursements are made on a quarterly basis and subject to approval by the Directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Funds to the Adviser than the fee rate stated in the Proposed Agreements. The Directors noted that the Adviser did not request any reimbursements from certain Funds in the Funds’ latest fiscal year reviewed and that, in the case of the AB ETFs, the Adviser does not expect to request such reimbursements. The Directors noted that the methodology to be used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the Directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Funds’ other service providers, also was considered. The Directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to each Fund under the Proposed Agreement for the Fund.

Costs of Services to be Provided and Profitability

The Directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2024 and 2025, as applicable, that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the Directors. The Directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The Directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with a Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund, as applicable. The Directors recognized that it is difficult to make comparisons of the profitability of the Proposed Agreements with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The Directors focused on the profitability of the Adviser’s relationship with each Fund before taxes and distribution expenses, as applicable. The Directors noted that certain Funds were not profitable to the Adviser in one or more periods reviewed. The Directors concluded that the Adviser’s level of profitability from its relationship with the other Funds was not unreasonable. The Directors were unable to consider historical information about the profitability of certain Funds that had recently commenced operations and for which historical profitability information was not available. The Adviser agreed to provide the Directors with profitability information in connection with future proposed continuances of the Proposed Agreements.

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Fall-Out Benefits

The Directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the money market fund or other underlying funds advised by the Adviser in which the Funds invests, as applicable, including, but not limited to, as applicable, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients) in the case of certain Funds; 12b-1 fees and sales charges received by the principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the shares of most of the Funds; brokerage commissions paid by certain Funds to brokers affiliated with the Adviser; and transfer agency fees paid by most of the Funds to a wholly owned subsidiary of the Adviser. The Directors recognized that the Adviser’s profitability would be somewhat lower, and that a Fund’s unprofitability to the Adviser would be exacerbated, without these benefits. The Directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the Directors in connection with the Board meeting at which the Proposed Agreements were approved, the Directors receive detailed performance information for the Funds at each regular Board meeting during the year.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ underperformance in certain periods. The Directors also reviewed updated performance information and, in some cases, discussed with the Adviser the reasons for changes in performance or continued underperformance. On the basis of this review, the Directors determined to continue to monitor the performance of certain Funds closely and concluded that the investment performance of each other Fund was acceptable.

Management Fees and Other Expenses

The Directors considered the management fee rate payable by each Fund to the Adviser and information prepared by an independent service provider (the ‘‘15(c) provider’’) concerning management fee rates payable by other funds or exchange-traded funds (“ETFs”), as applicable, in the same category as the Fund or the AB ETFs, as applicable. In the case of the AB ETFs, the Directors noted that the management fee is a unitary fee and that the Adviser pays all expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The Directors recognized that it is difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds or ETFs. The Directors also considered the Adviser’s fee waivers for certain Funds. The Directors compared each Fund’s contractual management fee rate with a peer group median, and where applicable, took into account the impact on the management fee rate of

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the administrative expense reimbursement paid to the Adviser in the latest fiscal year. In the case of the ACS Funds, the Directors noted that the management fee rate is zero but also were cognizant that the Adviser is indirectly compensated by the wrap fee program sponsors that use the ACS Funds as an investment vehicle for their clients.

The Directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of each Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Funds’ Senior Vice President and noted the differences between a Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other, as applicable. The Directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the Directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The Adviser also informed the Directors that, in the case of certain Funds, there were no institutional accounts managed by the Adviser that utilize investment strategies similar to those of the Funds.

In the case of the AB ETFs, the Directors noted that the unitary fees for those Funds cover additional services provided by third parties and thus are not directly comparable to the Adviser’s institutional fee schedules and the schedules of fees for most other funds advised by the Adviser. The Adviser reviewed with the Directors the significantly greater scope of the services it provides to each Fund relative to institutional, offshore fund and sub-advised fund clients, as applicable. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, each Fund, as applicable, (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows (in the case of open-end Funds) and, in the case of the AB ETFs, demands considerably more managerial and administrative resources due to the potential for frequent creations and redemptions of shares; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Funds, and the different risk profile, the Directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

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In connection with their review of each Fund’s management fee, the Directors also considered the total expense ratio of the Fund in comparison to the medians for a peer group and a peer universe of funds or ETFs, as applicable, selected by the 15(c) provider. The Directors also considered the Adviser’s expense caps for certain Funds. The Directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to a Fund by others, and in most cases, the Adviser is responsible for paying such services under its unitary fee arrangement with the AB ETFs.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ expense ratios in certain periods. On the basis of this review, the Directors concluded that each Fund’s expense ratio was acceptable.

The Directors did not consider comparative expense information for the ACS Funds because those Funds do not bear ordinary expenses.

Economies of Scale

The Directors noted that the management fee schedules for certain Funds do not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The Directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The Directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Board meeting. The Directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The Directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The Directors observed that in the mutual fund industry as a whole, as well as among funds or ETFs, as applicable, similar to each Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The Directors also noted that the advisory agreements for many funds and ETFs do not have breakpoints at all. The Directors informed the Adviser that they would monitor the asset levels of the Funds without breakpoints and their profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warrant doing so.

The Directors did not consider the extent to which fee levels in the Advisory Agreement for the ACS Funds reflect economies of scale because that Advisory Agreement does not provide for any compensation to be paid to the Adviser by the ACS Funds and the expense ratio of each of those Funds is zero.

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Interim Advisory Agreements

In approving the Interim Advisory Agreements, the Boards, with the assistance of independent counsel, considered similar factors to those considered in approving the Proposed Agreements. The Interim Advisory Agreements approved by the Boards are identical to the Proposed Agreements, as well as the Current Agreements, in all material respects except for their proposed effective and termination dates and provisions intended to comply with the requirements of the relevant SEC rule, such as provisions requiring escrow of advisory fees. Under an Interim Advisory Agreement, the Adviser would continue to manage a Fund until a new advisory agreement was approved by stockholders or until the end of the 150-day period after termination of the Current Agreement, whichever would occur earlier. All fees earned by the Adviser under an Interim Advisory Agreement would be held in escrow pending shareholder approval of the Proposed Agreement. Upon approval of a new advisory agreement by stockholders, the escrowed management fees would be paid to the Adviser, and the Interim Advisory Agreement would terminate.

Information Regarding the Review and Approval of the Fund’s Current Advisory Agreement

The disinterested directors (the “directors”) of AB Active ETFs, Inc. (the “Company”) unanimously approved the Company’s Advisory Agreement with the Adviser in respect of AB International Growth ETF (the “Fund”) for an initial two-year period at a meeting held in-person on May 6-8, 2025 (the “Meeting”).

Prior to approval of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed approval in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services to be provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, including the other series of the Company that are organized as exchange-traded funds (“ETFs”), their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the AB Funds.

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The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the proposed advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the proposed advisory fee, were fair and reasonable in light of the services to be performed, expenses to be incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services to be Provided

The directors considered the scope and quality of services to be provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the AB Funds. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements will be subject to the directors’ approval on a quarterly basis. The directors noted that the Adviser does not expect to request such reimbursements. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement.

Costs of Services to be Provided and Profitability

Because the Fund had not yet commenced operations, the directors were unable to consider historical information about the profitability of the Fund. However, the Adviser agreed to provide the directors with profitability information in connection with future proposed continuances of the Advisory Agreement. They also considered the costs to be borne by the Adviser in providing services to the Fund and that the Fund was unlikely to be profitable to the Adviser unless it achieves a material level of net assets.

Fall-Out Benefits

The directors considered the other benefits to the Adviser from its proposed relationship with the Fund. The directors recognized that the Adviser’s future profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

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Investment Results

Since the Fund had not yet commenced operations, no performance or other historical information for the Fund was available. Based on the Adviser’s written and oral presentations regarding the proposed management of the Fund and their general knowledge and confidence in the Adviser’s expertise in managing mutual funds and ETFs, the directors concluded that they were satisfied that the Adviser was capable of providing high quality Fund management services to the Fund.

Advisory Fees and Other Expenses

The directors considered the proposed advisory fee rate payable by the Fund to the Adviser and information prepared by an independent service provider (the “15(c) service provider”), concerning advisory fee rates payable by other ETFs in the same category as the Fund, based on the Fund’s projected net assets of $250 million. The directors noted that the proposed advisory fee is a unitary fee and that the Adviser will pay all expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other ETFs. The directors considered the Fund’s proposed contractual advisory fee rate against a peer group median and noted that it was equal to the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s proposed fee schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it will provide to the Fund relative to institutional clients. In this regard, the Adviser noted, among other things, that, compared to institutional accounts, the Fund (i) demands considerably more managerial and administrative resources due to the potential for frequent creations and redemptions of shares; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional clients

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as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations. The directors noted that the proposed unitary fee for the Fund covers additional services provided by third parties and thus is not directly comparable to the Adviser’s institutional fee schedule and the schedule of fees for most other funds advised by the Adviser.

In connection with their review of the Fund’s proposed advisory fee, the directors also considered the projected total expense ratio of the shares of the Fund in comparison to the medians for a group of similar ETFs (“peer group”) and a larger group of similar ETFs (“peer universe”) selected by the 15(c) service provider. The directors view the Fund’s projected expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others and, in most cases, the Adviser will be responsible for paying for such services under its unitary fee arrangement with the Fund. The directors noted that the Fund’s projected expense ratio was equal to the median of a peer group and lower than the median of a peer universe. Based on their review, the directors concluded that the Fund’s projected expense ratio was acceptable.

Economies of Scale

The directors noted that the proposed advisory fee schedule for the Fund does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among ETFs similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many ETFs do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset level and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

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Information Regarding the Review and Approval of the Fund’s Proposed New Advisory Agreement and Interim Advisory Agreement in the Context of a Potential Assignment

As described in more detail in the Proxy Statement for the AB Funds dated June 23, 2026, the Boards of the AB Funds, at a meeting held in-person on May 5-7, 2026, approved new advisory agreements with the Adviser (the “Proposed Agreements”) for the AB Funds, including AB Active ETFs, Inc. in respect of AB US Equity ETF (the “Fund”), in connection with an Agreement and Plan of Merger (the “Merger Agreement”) by and among Equitable Holdings, Inc. (“Equitable”) (the holder of a majority of the partnership interests in the Adviser and the indirect parent of AllianceBernstein Corporation, the general partner of the Adviser), Corebridge Financial, Inc. (“Corebridge”), and various Corebridge subsidiaries, pursuant to which Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly formed company. Because Equitable controls the Adviser, the Merger may result in an “assignment” (within the meaning of section 2(a)(4) of the Investment Company Act) of the current advisory agreements for the AB Funds, including the Fund’s current Advisory Agreement, resulting in the automatic termination of such advisory agreements.

At the same meeting, the AB Boards also considered and approved interim advisory agreements with the Adviser (the “Interim Advisory Agreements”) for the AB Funds, including the Fund, to be effective only in the event that stockholder approval of a Proposed Agreement had not been obtained as of the date of the Merger resulting in an “assignment” of the Adviser’s current advisory agreements and their automatic termination.

A discussion regarding the basis for the Boards’ approvals at the meeting held on May 5-7, 2026, is set forth below.

At a meeting of the Boards held in-person on May 5-7, 2026, the Adviser presented its recommendation that the Boards consider and approve the Proposed Agreements. The Current Agreements provide for automatic termination in the event of an assignment, and the closing of the transaction contemplated by the Merger Agreement may result in an assignment. The Proposed Agreements are being considered to take effect upon the closing, subject to stockholder approval. In connection with their approval of the Proposed Agreements, the Boards considered their conclusions in connection with their most recent approvals of the Current Agreements, in particular in cases where the last approval of a Current Agreement was relatively recent, including the Boards’ general satisfaction with the nature and quality of services being provided and, as applicable, in the case of certain Funds, actions taken or to be taken in an effort to improve investment performance or reduce expense ratios. Also in connection with their approval of the Proposed Agreements, the Boards considered a representation made to them at that time by the Adviser that there were no additional developments not already disclosed to the Boards since their most recent approvals of

164 AB Active ETFs, Inc.	ABFunds.com

the Current Agreements that would be a material consideration to the Boards in connection with their consideration of the Proposed Agreements, except for matters disclosed to the Boards by the Adviser. The Directors considered the fact that each Proposed Agreement would have corresponding terms and conditions identical to those of the corresponding Current Agreement with the exception of the effective date and initial term under the Proposed Agreement.

The Directors considered their knowledge of the nature and quality of the services provided by the Adviser to each Fund gained from their experience as directors or trustees of registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the Directors and its responsiveness, frankness and attention to concerns raised by the Directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Funds. The Directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of each Fund.

The Directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the Directors evaluated, among other things, the reasonableness of the management fees of the Funds they oversee. The Directors did not identify any particular information that was all-important or controlling, and different Directors may have attributed different weights to the various factors. The Directors determined that the selection of the Adviser to manage the Funds, and the overall arrangements between the Funds and the Adviser, as provided in the Proposed Agreements, including the management fees, were fair and reasonable in light of the services performed under the Current Agreements and to be performed under the Proposed Agreements, expenses incurred and to be incurred and such other matters as the Directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the Directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The Directors considered the scope and quality of services to be provided by the Adviser under the Proposed Agreements, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Funds. They also considered the information that had been provided to them by the Adviser concerning the anticipated implementation of the Merger Agreement and the Adviser’s representation that it did not anticipate that such implementation would affect the management or structure of the Adviser, have a material adverse effect on the Adviser, or adversely affect the quality of the services provided to the Funds by the Adviser and its affiliates. The Directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve

ABFunds.com	AB Active ETFs, Inc. 165

the Fund’s relative or absolute performance for the Directors’ consideration. They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The Directors also considered that certain Proposed Agreements, similar to the corresponding Current Agreements, provide that the Funds will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Funds by employees of the Adviser or its affiliates, and that the Adviser receives similar reimbursements from AMMAF pursuant to a separate Administrative Reimbursement Agreement. Requests for these reimbursements are made on a quarterly basis and subject to approval by the Directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Funds to the Adviser than the fee rate stated in the Proposed Agreements. The Directors noted that the Adviser did not request any reimbursements from certain Funds in the Funds’ latest fiscal year reviewed and that, in the case of the AB ETFs, the Adviser does not expect to request such reimbursements. The Directors noted that the methodology to be used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the Directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Funds’ other service providers, also was considered. The Directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to each Fund under the Proposed Agreement for the Fund.

Costs of Services to be Provided and Profitability

The Directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2024 and 2025, as applicable, that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the Directors. The Directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The Directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with a Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund, as applicable. The Directors recognized that it is difficult to make comparisons of the profitability of the Proposed Agreements with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The Directors focused on the profitability of the Adviser’s relationship with each Fund before taxes and distribution expenses, as applicable. The Directors noted that certain Funds were not profitable to the Adviser in one or more periods reviewed. The Directors concluded that the Adviser’s level of profitability from its relationship with the other Funds was not unreasonable. The Directors were unable to consider historical information about the profitability of certain Funds that had recently commenced operations and for which historical profitability information was not available. The Adviser agreed to

166 AB Active ETFs, Inc.	ABFunds.com

provide the Directors with profitability information in connection with future proposed continuances of the Proposed Agreements.

Fall-Out Benefits

The Directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the money market fund or other underlying funds advised by the Adviser in which the Funds invests, as applicable, including, but not limited to, as applicable, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients) in the case of certain Funds; 12b-1 fees and sales charges received by the principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the shares of most of the Funds; brokerage commissions paid by certain Funds to brokers affiliated with the Adviser; and transfer agency fees paid by most of the Funds to a wholly owned subsidiary of the Adviser. The Directors recognized that the Adviser’s profitability would be somewhat lower, and that a Fund’s unprofitability to the Adviser would be exacerbated, without these benefits. The Directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the Directors in connection with the Board meeting at which the Proposed Agreements were approved, the Directors receive detailed performance information for the Funds at each regular Board meeting during the year.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ underperformance in certain periods. The Directors also reviewed updated performance information and, in some cases, discussed with the Adviser the reasons for changes in performance or continued underperformance. On the basis of this review, the Directors determined to continue to monitor the performance of certain Funds closely and concluded that the investment performance of each other Fund was acceptable.

Management Fees and Other Expenses

The Directors considered the management fee rate payable by each Fund to the Adviser and information prepared by an independent service provider (the ‘‘15(c) provider’’) concerning management fee rates payable by other funds or exchange-traded funds (“ETFs”), as applicable, in the same category as the Fund or the AB ETFs, as applicable. In the case of the AB ETFs, the Directors noted that the management fee is a unitary fee and that the Adviser pays all expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The Directors recognized that it is difficult to make comparisons of management fees because there are variations in the services

ABFunds.com	AB Active ETFs, Inc. 167

that are included in the fees paid by other funds or ETFs. The Directors also considered the Adviser’s fee waivers for certain Funds. The Directors compared each Fund’s contractual management fee rate with a peer group median, and where applicable, took into account the impact on the management fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year. In the case of the ACS Funds, the Directors noted that the management fee rate is zero but also were cognizant that the Adviser is indirectly compensated by the wrap fee program sponsors that use the ACS Funds as an investment vehicle for their clients.

The Directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of each Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Funds’ Senior Vice President and noted the differences between a Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other, as applicable. The Directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the Directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The Adviser also informed the Directors that, in the case of certain Funds, there were no institutional accounts managed by the Adviser that utilize investment strategies similar to those of the Funds.

In the case of the AB ETFs, the Directors noted that the unitary fees for those Funds cover additional services provided by third parties and thus are not directly comparable to the Adviser’s institutional fee schedules and the schedules of fees for most other funds advised by the Adviser. The Adviser reviewed with the Directors the significantly greater scope of the services it provides to each Fund relative to institutional, offshore fund and sub-advised fund clients, as applicable. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, each Fund, as applicable, (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows (in the case of open-end Funds) and, in the case of the AB ETFs, demands considerably more managerial and administrative resources due to the potential for frequent creations and redemptions of shares; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in

168 AB Active ETFs, Inc.	ABFunds.com

services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Funds, and the different risk profile, the Directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of each Fund’s management fee, the Directors also considered the total expense ratio of the Fund in comparison to the medians for a peer group and a peer universe of funds or ETFs, as applicable, selected by the 15(c) provider. The Directors also considered the Adviser’s expense caps for certain Funds. The Directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to a Fund by others, and in most cases, the Adviser is responsible for paying such services under its unitary fee arrangement with the AB ETFs.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ expense ratios in certain periods. On the basis of this review, the Directors concluded that each Fund’s expense ratio was acceptable.

The Directors did not consider comparative expense information for the ACS Funds because those Funds do not bear ordinary expenses.

Economies of Scale

The Directors noted that the management fee schedules for certain Funds do not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The Directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The Directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Board meeting. The Directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The Directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The Directors observed that in the mutual fund industry as a whole, as well as among funds or ETFs, as applicable, similar to each Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The Directors also noted that the advisory agreements for many funds and ETFs do not have breakpoints at all. The Directors informed the Adviser that they would monitor the asset levels of the Funds without breakpoints and their profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warrant doing so.

ABFunds.com	AB Active ETFs, Inc. 169

The Directors did not consider the extent to which fee levels in the Advisory Agreement for the ACS Funds reflect economies of scale because that Advisory Agreement does not provide for any compensation to be paid to the Adviser by the ACS Funds and the expense ratio of each of those Funds is zero.

Interim Advisory Agreements

In approving the Interim Advisory Agreements, the Boards, with the assistance of independent counsel, considered similar factors to those considered in approving the Proposed Agreements. The Interim Advisory Agreements approved by the Boards are identical to the Proposed Agreements, as well as the Current Agreements, in all material respects except for their proposed effective and termination dates and provisions intended to comply with the requirements of the relevant SEC rule, such as provisions requiring escrow of advisory fees. Under an Interim Advisory Agreement, the Adviser would continue to manage a Fund until a new advisory agreement was approved by stockholders or until the end of the 150-day period after termination of the Current Agreement, whichever would occur earlier. All fees earned by the Adviser under an Interim Advisory Agreement would be held in escrow pending shareholder approval of the Proposed Agreement. Upon approval of a new advisory agreement by stockholders, the escrowed management fees would be paid to the Adviser, and the Interim Advisory Agreement would terminate.

Information Regarding the Review and Approval of the Fund’s Current Advisory Agreement

The disinterested directors (the “directors”) of AB Active ETFs, Inc. (the “Company”) unanimously approved the Company’s Advisory Agreement with the Adviser in respect of AB US Equity ETF (the “Fund”) for an initial two-year period at a meeting held in-person on August 5-6, 2025 (the “Meeting”).

Prior to approval of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed approval in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services to be provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, including the other series of the Company that are organized as exchange-traded funds (“ETFs”), their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services

170 AB Active ETFs, Inc.	ABFunds.com

provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the AB Funds.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the proposed advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the proposed advisory fee, were fair and reasonable in light of the services to be performed, expenses to be incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services to be Provided

The directors considered the scope and quality of services to be provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the AB Funds. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements will be subject to the directors’ approval on a quarterly basis. The directors noted that the Adviser does not expect to request such reimbursements. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement.

Costs of Services to be Provided and Profitability

Because the Fund had not yet commenced operations, the directors were unable to consider historical information about the profitability of the Fund. However, the Adviser agreed to provide the directors with profitability information in connection with future proposed continuances of the Advisory Agreement. They also considered the costs to be borne by the Adviser in providing services to the Fund and that the Fund was unlikely to be profitable to the Adviser unless it achieves a material level of net assets.

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Fall-Out Benefits

The directors considered the other benefits to the Adviser from its proposed relationship with the Fund. The directors recognized that the Adviser’s future profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

Since the Fund had not yet commenced operations, no performance or other historical information for the Fund was available. Based on the Adviser’s written and oral presentations regarding the proposed management of the Fund and their general knowledge and confidence in the Adviser’s expertise in managing mutual funds and ETFs, the directors concluded that they were satisfied that the Adviser was capable of providing high quality Fund management services to the Fund.

Advisory Fees and Other Expenses

The directors considered the proposed advisory fee rate payable by the Fund to the Adviser and information prepared by an independent service provider (the “15(c) service provider”), concerning advisory fee rates payable by other ETFs in the same category as the Fund, based on the Fund’s projected net assets of $250 million. The directors noted that the proposed advisory fee is a unitary fee and that the Adviser will pay all expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other ETFs. The directors considered the Fund’s proposed contractual advisory fee rate against a peer group median and noted that it was equal to the median.

The Adviser informed the directors that there were no institutional accounts managed by the Adviser that utilize investment strategies similar to those proposed for the Fund.

In connection with their review of the Fund’s proposed advisory fee, the directors also considered the projected total expense ratio of the shares of the Fund in comparison to the medians for a group of similar ETFs (“peer group”) and a larger group of similar ETFs (“peer universe”) selected by the 15(c) service provider. The directors view the Fund’s projected expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others and, in most cases, the Adviser will be responsible for paying for such services under its unitary fee arrangement with the Fund. The directors noted that the Fund’s projected expense ratio was equal to the median of a peer group and lower than the median of a peer universe. Based on their review, the directors concluded that the Fund’s projected expense ratio was acceptable.

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Economies of Scale

The directors noted that the proposed advisory fee schedule for the Fund does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among ETFs similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many ETFs do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset level and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

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NOTES

174 AB Active ETFs, Inc.	ABFunds.com

NOTES

ABFunds.com	AB Active ETFs, Inc. 175

NOTES

176 AB Active ETFs, Inc.	ABFunds.com

AB ACTIVE ETFS, INC.

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

ETF-EQ-0152-0526

May 31, 2026

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB ACTIVE ETFS, INC.

+	AB TAX-AWARE SHORT DURATION MUNICIPAL ETF (NYSE Arca: TAFI)
+	AB ULTRA SHORT INCOME ETF (NYSE Arca: YEAR)
+	AB HIGH YIELD ETF (NYSE Arca: HYFI)
+	AB CORE PLUS BOND ETF (NASDAQ: CPLS)
+	AB CORPORATE BOND ETF (NASDAQ: EYEG)
+	AB TAX-AWARE INTERMEDIATE MUNICIPAL ETF (NYSE Arca: TAFM)
+	AB TAX-AWARE LONG MUNICIPAL ETF (NYSE Arca: TAFL)
+	AB SHORT DURATION HIGH YIELD ETF (NYSE Arca: SYFI)
+	AB SHORT DURATION INCOME ETF (NYSE Arca: SDFI)
+	AB CALIFORNIA INTERMEDIATE MUNICIPAL ETF (NYSE Arca: CAM)
+	AB NEW YORK INTERMEDIATE MUNICIPAL ETF (NYSE Arca: NYM)
+	AB CORE BOND ETF (NYSE Arca: CORB)
+	AB CONSERVATIVE BUFFER ETF (NASDAQ: BUFC)
+	AB INTERNATIONAL BUFFER ETF (NASDAQ: BUFI)
+	AB MODERATE BUFFER ETF (NASDAQ: BUFM)

AllianceBernstein L.P. would like to thank you for your interest in the Fund.

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund daily at www.abfunds.com.

Foreside Fund Services, LLC (“Foreside”) is the distributor of the fund. Foreside is a member of FINRA.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

AB TAX-AWARE SHORT DURATION MUNICIPAL ETF

May 31, 2026 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.6%
Long-Term Municipal Bonds – 84.8%
Alabama – 3.9%
Black Belt Energy Gas District (BP PLC) Series 2024-D 5.00%, 03/01/2055	$3,000	$3,197,635
Series 2025-E 5.00%, 12/01/2055	2,000	2,135,768
Black Belt Energy Gas District (Canadian Imperial Bank of Commerce) Series 2026-B 5.00%, 12/01/2034	1,035	1,111,469
Black Belt Energy Gas District (Citadel LP) Series 2025-C 5.50%, 11/01/2056(a)	2,500	2,670,718
Black Belt Energy Gas District (Goldman Sachs Group) Series 2021-B 4.00%, 10/01/2052	1,200	1,203,201
Series 2023-D 4.282% (SOFR + 1.85%), 06/01/2049(b)	1,000	1,017,829
Series 2024-B 5.00%, 10/01/2055	2,750	2,901,585
Series 2025-G 5.00%, 10/01/2035	1,500	1,584,718
Series 2026-E 5.00%, 07/01/2033	1,000	1,053,908
Black Belt Energy Gas District (Pacific Life Insurance) Series 2026-F 5.00%, 12/01/2035	1,000	1,061,898
Black Belt Energy Gas District (Royal Bank of Canada) Series 2023-B 5.25%, 12/01/2053	2,210	2,382,933
County of Jefferson AL Sewer Revenue (County of Jefferson AL Sewer Revenue) Series 2024 5.00%, 10/01/2033	2,230	2,479,825
5.00%, 10/01/2034	1,005	1,112,761
Southeast Alabama Gas Supply District (The) (Morgan Stanley) Series 2024 5.00%, 06/01/2049	1,000	1,053,356

ABFunds.com	AB Active ETFs, Inc. 1

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Southeast Alabama Gas Supply District (The) (Pacific Life Insurance) Series 2024-A 5.00%, 08/01/2054	$6,000	$6,353,835
Southeast Energy Authority A Cooperative District (Deutsche Bank AG) Series 2024-A 5.00%, 11/01/2035	1,000	1,043,422
Southeast Energy Authority A Cooperative District (Goldman Sachs Group) Series 2022-B 5.00%, 05/01/2053	1,000	1,032,974
Southeast Energy Authority A Cooperative District (JPMorgan Chase & Co.) Series 2025-E 5.00%, 10/01/2030	2,005	2,146,988
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2022-A 5.50%, 01/01/2053	2,000	2,126,066
Southeast Energy Authority A Cooperative District (New York Life Insurance) Series 2025 5.00%, 09/01/2035	1,000	1,085,482
Southeast Energy Authority A Cooperative District (Pacific Life Insurance) Series 2024-C 5.00%, 10/01/2055	1,500	1,594,261
Southeast Energy Authority A Cooperative District (Royal Bank of Canada) Series 2023-B 5.00%, 01/01/2054	3,110	3,294,205
Series 2025-C 5.00%, 05/01/2055	1,620	1,730,756
Southeast Energy Authority A Cooperative District (Sumitomo Mitsui Financial Group) Series 2023-A 5.00%, 07/01/2027	1,500	1,523,948
5.25%, 01/01/2054	2,500	2,625,813

		49,525,354

Arizona – 2.0%
Arizona Department of Transportation State Highway Fund Revenue (Prerefunded - Others) Series 2016 5.00%, 07/01/2034	2,575	2,579,693

2 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Arizona Industrial Development Authority (Equitable School Revolving Fund Obligated Group) Series 2026 5.00%, 11/01/2031	$1,000	$1,089,098
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2042	3,000	3,036,329
5.00%, 09/01/2052	5,000	5,061,489
Series 2024 4.00%, 06/01/2049	5,000	5,077,467
City of Glendale AZ Water & Sewer Revenue (City of Glendale AZ Water & Sewer Revenue) Series 2022-B 5.00%, 07/01/2026	1,000	1,001,854
Industrial Development Authority of the City of Phoenix Arizona (The) (AZ GFF Tiyan LLC Lease) Series 2014 5.00%, 02/01/2029	700	696,588
La Paz County Industrial Development Authority (Harmony Public Schools) Series 2016 5.00%, 02/15/2036(a)	1,100	1,100,430
Maricopa County Industrial Development Authority (Banner Health Obligated Group) Series 2026 5.00%, 01/01/2034(c)	1,000	1,104,890
Series 2026-A 5.00%, 01/01/2034	2,500	2,801,786
Salt River Project Agricultural Improvement & Power District (Salt River Project Agricultural Improvement & Power District) Series 2016-A 5.00%, 01/01/2030	2,000	2,028,436

		25,578,060

Arkansas – 0.0%
Arkansas Development Finance Authority (Hybar LLC) Series 2023 6.875%, 07/01/2048(a)	115	123,732

California – 9.4%
Anaheim Public Financing Authority (City of Anaheim CA Lease) AG Series 1997 Zero Coupon, 09/01/2031	1,000	858,237

ABFunds.com	AB Active ETFs, Inc. 3

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Bay Area Toll Authority (Bay Area Toll Authority) Series 2021 1.98% (MUNIPSA + 0.41%), 04/01/2056(b)	$3,000	$2,979,928
California Community Choice Financing Authority (American General Life Insurance) Series 2023-D 5.50%, 05/01/2054	5,000	5,221,961
Series 2024C 5.00%, 08/01/2055	2,000	2,084,265
California Community Choice Financing Authority (Athene Annuity & Life Co.) Series 2024G 5.00%, 11/01/2055	2,000	2,056,075
California Community Choice Financing Authority (Bank of Nova Scotia (The)) Series 2025E 5.00%, 10/01/2056	1,950	2,107,443
California Community Choice Financing Authority (Canadian Imperial Bank of Commerce) Series 2025F 5.00%, 11/01/2033	1,000	1,080,845
Series 2026 5.00%, 02/01/2031	1,000	1,061,292
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	1,000	1,061,599
California Community Choice Financing Authority (Goldman Sachs Group) Series 2021 4.00%, 10/01/2052	1,000	1,011,228
California Community Choice Financing Authority (Morgan Stanley) Series 2023 5.00%, 07/01/2053	3,030	3,165,461
Series 2024 5.00%, 05/01/2054	3,500	3,711,511
Series 2026-A 3.882% (SOFR + 1.45%), 04/01/2056(b)	2,000	1,996,334
California Community Choice Financing Authority (New York Life Insurance) Series 2024H 5.00%, 01/01/2056	1,000	1,083,231
Series 2025G 5.00%, 12/01/2035	1,000	1,096,179

4 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California Community Choice Financing Authority (Nomura Holdings, Inc.) Series 2026 5.00%, 03/01/2036	$2,300	$2,416,496
California Community Choice Financing Authority (Pacific Life Insurance) Series 2024-F 5.00%, 02/01/2055	1,750	1,862,624
California Community Choice Financing Authority (Realty Income Corp.) Series 2026 5.25%, 02/01/2036	1,000	1,090,263
California Health Facilities Financing Authority (Adventist Health System/West Obligated Group) Series 2025 5.00%, 12/01/2032	2,000	2,190,348
California Infrastructure & Economic Development Bank (Desertxpress Enterprises) Series 2025 3.50%, 01/01/2065(a)	4,000	3,999,110
12.00%, 01/01/2065(a)	1,100	616,000
California Municipal Finance Authority (LAX Integrated Express Solutions) Series 2018 5.00%, 06/30/2029	1,000	1,036,433
5.00%, 12/31/2033	1,500	1,544,225
California Municipal Finance Authority (United Airlines, Inc.) Series 2019 4.00%, 07/15/2029	1,285	1,295,659
California Pollution Control Financing Authority (Waste Management, Inc.) Series 2024 4.25%, 11/01/2038	1,000	1,030,997
California State Public Works Board (California State Public Works Board Lease) Series 2017-H 5.00%, 04/01/2031	1,425	1,451,626
California Statewide Communities Development Authority (Redlands Community Hospital Obligated Group) Series 2016 3.75%, 10/01/2035	1,735	1,644,834
California Statewide Communities Development Authority (Southern California Edison) Series 2023 4.50%, 11/01/2033	1,000	1,037,876

ABFunds.com	AB Active ETFs, Inc. 5

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

City of Los Angeles Department of Airports (City of Los Angeles Dept. of Airports) Series 2017-A 5.00%, 05/15/2030	$3,385	$3,450,375
Series 2018 5.00%, 05/15/2027	1,730	1,766,754
Series 2023 5.00%, 05/15/2028	1,610	1,677,330
County of Sacramento CA Airport System Revenue (County of Sacramento CA Airport System Revenue) Series 2025-A 5.00%, 07/01/2031	1,800	1,958,469
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization) Series 2021 3.85%, 06/01/2050	1,700	1,554,855
Los Angeles County Sanitation Districts Financing Authority (Los Angeles County Sanitation District No. 20) Series 2016-A 5.00%, 10/01/2030	1,140	1,148,086
Los Angeles Department of Water & Power (Los Angeles Dept. of Water & Power Power System Revenue) Series 2018-A 5.00%, 07/01/2032	1,680	1,729,639
Series 2018-D 5.00%, 07/01/2032	1,955	2,030,450
Series 2022-B 5.00%, 07/01/2028	1,100	1,148,003
Series 2025-A 5.00%, 07/01/2028	4,520	4,668,796
Series 2026-A 5.00%, 07/01/2032	1,000	1,107,378
Los Angeles Department of Water & Power Power System Revenue (Los Angeles Dept. of Water & Power Power System Revenue) Series 2020-A 5.00%, 07/01/2027	2,035	2,087,485
Series 2021 4.00%, 07/01/2026	1,350	1,351,193
Series 2021-B 5.00%, 07/01/2032	2,060	2,230,368

6 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Los Angeles Department of Water & Power Water System Revenue (Los Angeles Dept. of Water & Power Water System Revenue) Series 2018-B 5.00%, 07/01/2028	$1,150	$1,200,184
5.00%, 07/01/2032	1,000	1,038,594
Series 2023-A 5.00%, 07/01/2035	1,800	1,993,544
Los Angeles Unified School District/CA (Los Angeles Unified School District/CA) Series 2017-A 5.00%, 07/01/2026	1,000	1,002,015
Montebello Public Financing Authority (City of Montebello CA Lease) Series 2016 5.00%, 06/01/2030	1,000	1,001,084
Newport Mesa Unified School District (Newport Mesa Unified School District) NATL Series 2007 Zero Coupon, 08/01/2031	2,000	1,716,845
Port of Oakland (Port of Oakland) Series 2017 5.00%, 11/01/2029	1,500	1,539,374
Series 2021 5.00%, 11/01/2029	1,575	1,672,679
San Diego County Regional Airport Authority (San Diego County Regional Airport Authority) Series 2017-B 5.00%, 07/01/2029	1,725	1,760,438
Series 2021-B 5.00%, 07/01/2030	1,000	1,076,237
Series 2023 5.00%, 07/01/2029	1,610	1,711,681
San Francisco Intl Airport (San Francisco Intl Airport) Series 2018 5.00%, 05/01/2027	1,530	1,559,318
Series 2019-H 5.00%, 05/01/2027	1,500	1,528,743
Series 2024 5.00%, 05/01/2029	2,500	2,648,618
San Joaquin Valley Clean Energy Authority (Goldman Sachs Group) Series 2025 5.50%, 01/01/2056	3,000	3,322,716

ABFunds.com	AB Active ETFs, Inc. 7

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Southern California Public Power Authority (American General Life Insurance) Series 2024-A 5.00%, 04/01/2055	$1,000	$1,045,729
Southern California Public Power Authority (Goldman Sachs Group) Series 2007-A 5.00%, 11/01/2033	1,000	1,067,491
State of California (State of California) Series 2015-C 5.00%, 09/01/2030	50	50,094
Series 2016 5.00%, 09/01/2034	1,500	1,507,892
Series 2024 5.00%, 08/01/2029	1,885	2,028,573
University of California (University of California) Series 2025-C 5.00%, 05/15/2030	7,000	7,651,519
Washington Township Health Care District (Washington Township Health Care District) Series 2020-A 5.00%, 07/01/2031	650	689,029

		118,513,658

Colorado – 2.4%
Adams & Weld Counties School District No. 27J Brighton/CO (Adams & Weld Counties School District No. 27J Brighton/CO) Series 2016-A 2.50%, 12/01/2027	1,500	1,490,715
City & County of Broomfield CO Sales & Use Tax Revenue (City & County of Broomfield CO Sales & Use Tax Revenue) Series 2017 5.00%, 12/01/2034	2,000	2,056,924
City & County of Denver CO Airport System Revenue (City & County of Denver CO Airport System Revenue) Series 2022-A 5.50%, 11/15/2035	3,250	3,658,357
Series 2022-D 5.25%, 11/15/2026	1,020	1,031,698
5.75%, 11/15/2035	1,250	1,425,083

8 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

City & County of Denver CO Airport System Revenue (Denver Intl Airport) Series 2018-A 5.00%, 12/01/2029	$3,000	$3,142,822
5.00%, 12/01/2030	1,370	1,477,259
5.00%, 12/01/2031	2,020	2,110,042
Colorado Educational & Cultural Facilities Authority (Ascent Classical Academy Charter Schools) Series 2024 4.75%, 04/01/2034(a)	1,000	1,003,121
Colorado Health Facilities Authority (CommonSpirit Health Obligated Group) Series 2024-A 5.00%, 12/01/2034	1,550	1,727,085
Series 2025 5.00%, 09/01/2032	3,500	3,840,804
Colorado Housing & Finance Authority (Albion Apartments LLLP) Series 2025 3.375%, 07/01/2044	3,000	3,014,412
E-470 Public Highway Authority (E-470 Public Highway Authority) Series 2024-B 3.175% (SOFR + 0.75%), 09/01/2039(b)	2,000	1,998,909
State of Colorado (State of Colorado COP) Series 2018-A 5.00%, 12/15/2027	1,000	1,036,576
State of Colorado Department of Transportation (Prerefunded - US Treasuries) Series 2017 5.00%, 06/15/2041	1,140	1,140,968

		30,154,775

Connecticut – 0.6%
City of New Haven CT (City of New Haven CT) AG Series 2016-A 5.00%, 08/15/2027	1,875	1,883,465
Stamford Housing Authority (TJH Senior Living Obligated Group) Series 2025 4.75%, 10/01/2032	2,000	2,069,436
State of Connecticut Special Tax Revenue (State of Connecticut Special Tax Revenue) Series 2016-A 5.00%, 09/01/2032	2,340	2,352,038

ABFunds.com	AB Active ETFs, Inc. 9

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Town of Hamden CT (Town of Hamden CT) BAM Series 2017-A 5.00%, 08/15/2026	$1,000	$1,004,099

		7,309,038

District of Columbia – 1.7%
District of Columbia (Plenary Infrastructure DC State Lease) Series 2022 5.00%, 08/31/2026	1,410	1,415,028
5.00%, 08/31/2028	1,275	1,320,125
5.00%, 02/28/2030	1,380	1,455,694
District of Columbia (Prerefunded - US Treasuries) Series 2016-A 5.00%, 06/01/2027	2,500	2,500,000
Metropolitan Washington Airports Authority Aviation Revenue (Metropolitan Washington Airports Authority Aviation Revenue) Series 2017 5.00%, 10/01/2026	465	468,449
Series 2018-A 5.00%, 10/01/2034	1,075	1,113,066
Series 2019-A 5.00%, 10/01/2027	1,025	1,054,316
Series 2020-A 5.00%, 10/01/2029	1,435	1,526,584
5.00%, 10/01/2032	2,000	2,143,564
Series 2022-A 5.00%, 10/01/2030	3,000	3,240,772
Series 2025-A 5.00%, 10/01/2031	4,500	4,907,712

		21,145,310

Florida – 5.3%
Capital Projects Finance Authority/FL (CAPFA Capital Corp. 2000F) Series 2020-A 5.00%, 10/01/2026	1,500	1,506,864
City of Jacksonville FL (Genesis Health Obligated Group) Series 2017 5.00%, 11/01/2026	600	604,107
City of Port St. Lucie FL Utility System Revenue (City of Port St. Lucie FL Utility System Revenue) Series 2016 4.00%, 09/01/2032	3,560	3,564,986

10 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

City of Venice FL (Southwest Florida Retirement Center Obligated Group) Series 2024 4.25%, 01/01/2030(a)	$900	$900,337
Collier County Industrial Development Authority (NCH Healthcare System Obligated Group) Series 2024 5.00%, 10/01/2054	2,000	2,137,702
County of Brevard FL (County of Brevard FL Fuel Tax) AG Series 2016 5.00%, 08/01/2028	1,445	1,450,337
County of Broward FL Port Facilities Revenue (County of Broward FL Port Facilities Revenue) Series 2019-B 5.00%, 09/01/2032	1,500	1,562,228
County of Charlotte FL (County of Charlotte FL) Series 2015 5.00%, 10/01/2027	1,080	1,081,686
County of Lee FL Airport Revenue (County of Lee FL Airport Revenue) Series 2026-A 5.00%, 10/01/2056	1,670	1,791,917
County of Miami-Dade FL (County of Miami-Dade FL) Series 2016 5.00%, 07/01/2032	1,040	1,041,711
Series 2025 5.00%, 07/01/2028	1,000	1,048,320
County of Miami-Dade FL Aviation Revenue (County of Miami-Dade FL Aviation Revenue) Series 2024-A 5.00%, 10/01/2030	1,540	1,657,107
5.00%, 10/01/2033	2,500	2,761,607
5.00%, 10/01/2034	1,000	1,110,898
5.00%, 10/01/2035	3,000	3,322,767
County of Miami-Dade Seaport Department (County of Miami-Dade Seaport Dept.) Series 2023-A 5.00%, 10/01/2030	1,145	1,224,732
5.00%, 10/01/2034	1,000	1,081,188
County of Palm Beach FL (Palm Beach Atlantic University) Series 2025 5.50%, 10/01/2035(a)	1,600	1,778,722

ABFunds.com	AB Active ETFs, Inc. 11

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Florida Development Finance Corp. (GFL Solid Waste Southeast) Series 2024 4.375%, 10/01/2054(a)	$1,950	$1,964,960
Florida Development Finance Corp. (Waste Pro USA, Inc.) Series 2025 4.45%, 07/01/2037(a)	1,500	1,531,543
Florida Housing Finance Corp. (Claude Pepper LLC) Series 2026 3.10%, 12/01/2044	1,055	1,057,649
Florida Insurance Assistance Interlocal Agency, Inc. (Florida Insurance Guaranty Association) Series 2023-A 5.00%, 09/01/2027	4,000	4,021,101
5.00%, 09/01/2028	1,060	1,065,722
Florida Local Government Finance Commission (Ponte Vedra Pine Obligated Group) Series 2025 4.20%, 11/15/2030(a)	1,000	1,004,772
Florida Municipal Power Agency (Florida Municipal Power Agency All-Requirements Power Supply Project Revenue) Series 2025 5.00%, 10/01/2026	1,100	1,107,236
Greater Orlando Aviation Authority (Greater Orlando Aviation Authority) Series 2019-A 5.00%, 10/01/2027	2,500	2,569,514
Series 2022-A 5.00%, 10/01/2029	1,040	1,105,015
Series 2024 5.00%, 10/01/2027	1,000	1,027,805
Greater Orlando Aviation Authority (United Airlines, Inc.) Series 2025 5.25%, 11/01/2034	2,000	2,122,095
Hillsborough County Aviation Authority (Hillsborough County Aviation Authority) Series 2024 5.00%, 10/01/2033	2,295	2,535,155
JEA Electric System Revenue (JEA Electric System Revenue) Series 2017-B 5.00%, 10/01/2028	1,500	1,546,935

12 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Lee County Industrial Development Authority/FL (Shell Point Obligated Group) Series 2024 4.125%, 11/15/2029	$1,000	$1,000,924
Miami-Dade County Expressway Authority (Miami-Dade County Expressway Authority) Series 2016-A 5.00%, 07/01/2028	1,625	1,627,605
5.00%, 07/01/2033	1,000	1,001,281
Miami-Dade County Industrial Development Authority (PRG - Casa Properties LLC) Series 2026 5.375%, 07/01/2065(a)	1,000	1,036,739
Mid-Bay Bridge Authority (Mid-Bay Bridge Authority) AG Series 2025 5.00%, 10/01/2030	2,000	2,158,995
North Sumter County Utility Dependent District (North Sumter County Utility Dependent District) Series 2020 5.00%, 10/01/2026	900	905,649
Orange County School Board (Orange County School Board COP) Series 2017 5.00%, 08/01/2026	1,300	1,304,475
Palm Beach County Health Facilities Authority (Jupiter Medical Center Obligated Group) Series 2025 5.00%, 11/01/2030	2,015	2,153,496
Pinery Community Development District (Pinery Community Development District Assessment Area One) Series 2026 4.50%, 05/01/2036	200	196,594
School Board of Miami-Dade County (The) (Miami-Dade County School Board Foundation COP) Series 2026-A 5.00%, 02/01/2032	1,500	1,650,535
School District of Broward County/FL (Broward County School Board/FL COP) Series 2017-C 5.00%, 07/01/2026	1,530	1,532,686
Village Community Development District No. 15 (Village Community Development District No. 15 Series 2024 Special Assessment) Series 2024 3.75%, 05/01/2029(a)	525	527,726

ABFunds.com	AB Active ETFs, Inc. 13

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Woodlands Section 9 Community Development District (Woodlands Section 9 Community Development District) Series 2026 4.25%, 05/01/2031	$200	$197,607

		67,581,030

Georgia – 3.8%
Albany-Dougherty County Hospital Authority (Phoebe Putney Memorial Hospital) Series 2022 5.00%, 09/01/2027	1,530	1,570,059
City of Atlanta GA Airport Passenger Facility Charge (City of Atlanta GA Airport Passenger Facility Charge) Series 2023 5.00%, 07/01/2030	2,000	2,153,272
City of Atlanta GA Department of Aviation (City of Atlanta GA Dept. of Aviation) Series 2020-B 5.00%, 07/01/2026	2,000	2,003,477
Series 2022-B 5.00%, 07/01/2032	1,250	1,373,226
Series 2023-G 5.00%, 07/01/2027	1,000	1,022,701
Series 2025-B 5.00%, 07/01/2031	2,100	2,282,821
County of DeKalb GA Water & Sewerage Revenue (County of DeKalb GA Water & Sewerage Revenue) Series 2025-A 5.00%, 10/01/2026	1,500	1,511,780
Development Authority for Fulton County (Piedmont Healthcare Obligated Group) Series 2016-A 5.00%, 07/01/2028	1,125	1,126,973
Development Authority of Burke County (The) (Georgia Power Co.) Series 2024 3.30%, 12/01/2049	1,500	1,514,700
Development Authority of Cobb County (The) (MT Bethel Christian Academy) Series 2025 5.00%, 06/01/2035(a)	1,160	1,193,600
Fayette County Development Authority (United States Soccer Federation) Series 2024 5.00%, 10/01/2033	1,100	1,195,220
Main Street Natural Gas, Inc. (Citadel LP) Series 2022-C 4.00%, 08/01/2052(a)	4,500	4,508,657

14 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2019-C 4.00%, 03/01/2050	$1,000	$1,001,791
Series 2021-C 4.00%, 05/01/2052	1,000	1,013,133
Series 2022-B 5.00%, 12/01/2052	4,000	4,164,636
Series 2023-A 5.00%, 06/01/2053	2,000	2,097,128
Series 2024-C 5.00%, 12/01/2054	3,500	3,694,414
Series 2024-E 5.00%, 05/01/2055	2,000	2,121,047
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2023 4.125% (SOFR + 1.70%), 12/01/2053(b)	1,000	1,029,281
Series 2024-B 5.00%, 12/01/2054	2,360	2,542,693
Main Street Natural Gas, Inc. (Toronto-Dominion Bank) Series 2024-D 5.00%, 04/01/2054	1,500	1,594,961
Municipal Electric Authority of Georgia (Municipal Electric Authority of Georgia) Series 2016-A 5.00%, 01/01/2028	1,840	1,843,356
Series 2019-A 5.00%, 01/01/2033	1,200	1,257,787
Series 2020 5.00%, 01/01/2029	500	527,367
Series 2024 5.00%, 01/01/2030	1,000	1,073,830
Private Colleges & Universities Authority (Emory University) Series 2023 5.00%, 09/01/2033(a)	2,000	2,254,533

		47,672,443

Guam – 0.8%
Guam Government Waterworks Authority (Guam Waterworks Authority Water And Wastewater System) Series 2024-B 5.00%, 07/01/2027	1,000	1,019,449

ABFunds.com	AB Active ETFs, Inc. 15

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2026	$2,000	$2,009,235
5.00%, 12/01/2031	3,000	3,012,632
Territory of Guam (Territory of Guam) Series 2019 5.00%, 11/15/2031	715	745,738
Series 2025-G 5.00%, 01/01/2028	1,625	1,666,301
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 5.00%, 01/01/2031	1,250	1,334,551

		9,787,906

Hawaii – 0.6%
City & County of Honolulu HI (City & County of Honolulu HI) Series 2019-D 5.00%, 08/01/2026	1,050	1,053,910
State of Hawaii (State of Hawaii) Series 2016-F 4.00%, 10/01/2030	1,625	1,630,989
5.00%, 10/01/2028	1,855	1,870,044
State of Hawaii Airports System Revenue (State of Hawaii Airports System Revenue) Series 2018-A 5.00%, 07/01/2029	1,000	1,039,968
State of Hawaii Harbor System Revenue (State of Hawaii Harbor System Revenue) Series 2020-A 4.00%, 07/01/2035	2,280	2,299,137

		7,894,048

Idaho – 0.3%
Idaho Health Facilities Authority (St. Luke’s Health System Obligated Group/ID) Series 2018 5.00%, 03/01/2027	1,000	1,016,468
Idaho State Building Authority (State of Idaho Sales Tax Revenue) Series 2024-A 5.00%, 06/01/2028	2,500	2,623,396

		3,639,864

16 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Illinois – 6.3%
Chicago Board of Education (Chicago Board of Education) Series 2017-C 5.00%, 12/01/2030	$1,000	$1,009,272
AG Series 2018-A 5.00%, 12/01/2027	1,500	1,540,094
AG Series 2018-C 5.00%, 12/01/2031	1,000	1,038,027
Series 2019-A 5.00%, 12/01/2030	1,575	1,612,796
Series 2021-B 5.00%, 12/01/2036	2,500	2,526,274
Series 2025-B 5.50%, 12/01/2033	4,000	4,283,009
Chicago Midway International Airport (Chicago Midway Intl Airport) Series 2024-C 5.00%, 01/01/2030	3,325	3,506,220
Chicago O’Hare International Airport (Chicago O’Hare Intl Airport) Series 2024-C 5.00%, 01/01/2027	2,750	2,783,105
5.00%, 01/01/2028	3,000	3,101,981
5.00%, 01/01/2034	1,015	1,122,975
Series 2025-A 5.00%, 01/01/2036	1,000	1,105,461
Chicago Transit Authority (Chicago Transit Authority) Series 2017 5.00%, 06/01/2026	1,695	1,695,000
Chicago Transit Authority Capital Grant Receipts Revenue (City of Chicago IL Fed Hwy Grant) Series 2021 5.00%, 06/01/2027	1,750	1,784,101
5.00%, 06/01/2028	1,750	1,821,400
Chicago Transit Authority Sales Tax Receipts Fund (Chicago Transit Authority Sales Tax Receipts Fund) Series 2024-A 5.00%, 12/01/2029	1,780	1,910,625
City of Chicago IL Wastewater Transmission Revenue (City of Chicago IL Wastewater Transmission Revenue) Series 2017-B 5.00%, 01/01/2027	2,500	2,530,096

ABFunds.com	AB Active ETFs, Inc. 17

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

City of Chicago IL Waterworks Revenue (City of Chicago IL Waterworks Revenue) AMBAC Series 2001 5.75%, 11/01/2030	$635	$673,008
City of Springfield IL Electric Revenue (City of Springfield IL Electric Revenue) BAM Series 2024 5.00%, 03/01/2027	2,000	2,031,888
City of Waukegan IL (City of Waukegan IL) AG Series 2018-B 5.00%, 12/30/2026	1,125	1,138,152
County of Cook IL (County of Cook IL) Series 2021-A 5.00%, 11/15/2033	970	1,042,296
Illinois Finance Authority (Ann & Robert H Lurie Children’s Hospital of Chicago Obligated Group) Series 2017 5.00%, 08/15/2026	2,265	2,274,991
Illinois Finance Authority (Centerpoint Joliet Terminal Railroad) Series 2024 4.125%, 12/01/2050(a)	1,500	1,497,802
Series 2025 4.80%, 12/01/2043(a)	1,000	1,033,592
Illinois Finance Authority (Moorings of Arlington Heights Obligated Group) Series 2025 3.65%, 05/01/2031	2,230	2,226,434
Illinois Municipal Electric Agency (Illinois Municipal Electric Agency) Series 2025-A 5.00%, 02/01/2027	1,000	1,014,926
Metropolitan Pier & Exposition Authority (Metropolitan Pier & Exposition Authority) Series 2023 5.00%, 12/15/2027	1,000	1,027,107
Metropolitan Water Reclamation District of Greater Chicago (Metropolitan Water Reclamation District of Greater Chicago) Series 2016-A 5.00%, 12/01/2030	2,620	2,648,977
Series 2016-B 5.00%, 12/01/2031	850	859,274

18 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Northern Illinois University (Northern Illinois University) BAM Series 2020-B 5.00%, 04/01/2031	$725	$765,783
Public Building Commission of Chicago (Public Building Commission of Chicago) AMBAC Series 2006 5.25%, 03/01/2028	2,970	3,082,778
Sales Tax Securitization Corp. (Sales Tax Securitization) Series 2018-C 5.50%, 01/01/2031	2,000	2,127,209
Sangamon County School District No. 186 Springfield (Prerefunded - US Treasuries) AG Series 2020-B 5.00%, 02/01/2032	735	794,270
State of Illinois (State of Illinois) Series 2017-D 5.00%, 11/01/2026	2,000	2,017,738
5.00%, 11/01/2027	2,500	2,574,848
Series 2018-A 5.00%, 10/01/2029	2,000	2,092,905
Series 2019-A 5.00%, 11/01/2029	695	741,892
Series 2020 5.50%, 05/01/2030	2,040	2,156,641
Series 2024 5.00%, 02/01/2031	2,000	2,169,303
Series 2024-B 5.00%, 05/01/2028	1,210	1,258,605
5.00%, 10/01/2035	1,170	1,282,730
Series 2025-B 5.25%, 09/01/2027	1,500	1,544,276
Series 2025-C 5.25%, 09/01/2033	1,370	1,545,266
State of Illinois Sales Tax Revenue (State of Illinois Sales Tax Revenue) Series 2021-A 4.00%, 06/15/2028	605	617,146
Series 2024-A 5.00%, 06/15/2030	1,790	1,926,048
Series 2025 5.00%, 06/15/2028	1,680	1,750,107

		79,286,428

ABFunds.com	AB Active ETFs, Inc. 19

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Indiana – 0.8%
City of Valparaiso IN (Pratt Paper IN LLC) Series 2024 4.50%, 01/01/2034(a)	$740	$759,570
City of Whiting IN (BP PLC) Series 2025 4.20%, 06/01/2044	1,000	1,045,000
Indiana Finance Authority (Indiana University Health Obligated Group) Series 2023-B 5.00%, 10/01/2062	2,265	2,353,051
Series 2025 5.00%, 10/01/2064	1,000	1,058,288
Indiana Finance Authority (Ohio Valley Electric) Series 2020 3.00%, 11/01/2030	455	446,537
Series 2022-A 4.25%, 11/01/2030	2,040	2,104,818
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-B 3.244% (SOFR + 0.71%), 11/01/2046(b)(d)	2,000	1,997,591

		9,764,855

Iowa – 0.1%
PEFA, Inc. (Massachusetts Mutual Life Insurance) Series 2026-A 5.00%, 04/01/2035(c)	1,000	1,065,128

Kansas – 0.2%
Seward County Unified School District No. 480 Liberal (Seward County Unified School District No. 480 Liberal) Series 2017-B 5.00%, 09/01/2026	1,500	1,502,440
University of Kansas Hospital Authority (University of Kansas Health System Obligated Group) Series 2026 5.00%, 03/01/2028	900	934,432

		2,436,872

20 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Kentucky – 0.8%
Kentucky Public Energy Authority (BP PLC) Series 2024-B 5.00%, 01/01/2055	$1,000	$1,059,091
Series 2025-C 5.00%, 05/01/2036	2,000	2,124,696
Kentucky Public Energy Authority (Goldman Sachs Group) Series 2024-A 5.00%, 05/01/2055	3,000	3,141,096
Kentucky Public Energy Authority (Morgan Stanley) Series 2023-A 5.25%, 04/01/2054	2,000	2,131,422
Series 2025-A 5.25%, 06/01/2055	1,000	1,056,516
Kentucky Turnpike Authority (Kentucky Transportation Cabinet State Lease) Series 2026 5.00%, 07/01/2027	1,000	1,025,077

		10,537,898

Louisiana – 0.8%
City of New Orleans LA (City of New Orleans LA) Series 2021-A 5.00%, 12/01/2028	1,285	1,338,575
Series 2022 5.00%, 12/01/2027	1,000	1,026,137
Series 2024-A 5.00%, 12/01/2028	1,000	1,041,692
Series 2026-A 5.00%, 12/01/2028(c)	250	260,490
5.00%, 12/01/2029(c)	250	263,666
City of Shreveport LA (City of Shreveport LA) BAM Series 2016 5.00%, 03/01/2027	1,400	1,406,003
Louisiana Local Government Environmental Facilities & Community Development Auth (Louisiana Insurance Guaranty Association) Series 2022 5.00%, 08/15/2029	665	680,487
New Orleans Aviation Board (Louis Armstrong New Orleans Intl Airport) Series 2024 5.00%, 01/01/2029	1,000	1,044,482

ABFunds.com	AB Active ETFs, Inc. 21

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Parish of St. James LA (NuStar Logistics LP) Series 2020 6.10%, 06/01/2038(a)	$1,500	$1,649,075
Parish of St. John the Baptist LA (Marathon Oil Corp.) Series 2024 3.30%, 06/01/2037	2,000	2,006,474

		10,717,081

Maryland – 1.4%
County of Baltimore MD (County of Baltimore MD) Series 2026 5.00%, 03/01/2028	1,500	1,563,934
County of Montgomery MD (County of Montgomery MD) Series 2017-B 5.00%, 06/01/2026	1,520	1,520,000
County of Prince George’s MD (County of Prince George’s MD) Series 2018-A 5.00%, 07/15/2033	1,500	1,568,922
Series 2023-A 5.00%, 08/01/2035	2,695	3,042,128
Maryland Economic Development Corp. (Purple Line Transit Partners) Series 2022 5.00%, 11/12/2028	3,000	3,005,063
Maryland Stadium Authority Sports Entertainment Facilities Revenue (Maryland Stadium Authority Sports Entertainment Facilities Revenue State Lease) Series 2025 5.00%, 06/15/2029	2,000	2,128,998
State of Maryland (State of Maryland) Series 2025-B 5.00%, 08/01/2028	1,500	1,578,713
State of Maryland Department of Transportation (Baltimore/Washington Intl Thurgood Marshall Airport) Series 2021 5.00%, 08/01/2030	1,000	1,073,788
5.00%, 08/01/2033	1,150	1,239,679
State of Maryland Department of Transportation (Maryland Aviation Administration) AG Series 2024 5.00%, 08/01/2027	950	972,003

		17,693,228

22 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Massachusetts – 2.1%
City of Quincy MA (City of Quincy MA) Series 2025 5.00%, 07/24/2026	$8,500	$8,525,538
City of Somerville MA (City of Somerville MA) Series 2025-B 5.00%, 07/01/2026	3,000	3,005,390
Commonwealth of Massachusetts (Prerefunded - US Treasuries) Series 2016-B 5.00%, 07/01/2033	1,050	1,051,914
Massachusetts Development Finance Agency (Beth Israel Lahey Health Obligated Group) Series 2019 5.00%, 07/01/2031	870	920,940
Massachusetts Development Finance Agency (Care Communities Obligated Group) Series 2025 5.50%, 07/15/2035(a)	1,000	1,022,101
Massachusetts Development Finance Agency (GingerCare Living Obligated Group) Series 2024 4.75%, 12/01/2029(a)	1,000	1,000,176
Massachusetts Development Finance Agency (Prerefunded - Others) Series 2016-A 4.00%, 07/15/2036	1,000	1,001,471
Massachusetts Development Finance Agency (Tufts Medicine Obligated Group) Series 2026 5.25%, 10/01/2035	1,000	1,121,083
7.375%, 10/01/2035	1,000	1,028,960
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group) Series 2016 5.00%, 07/01/2030	1,295	1,296,778
Massachusetts Port Authority (Massachusetts Port Authority) Series 2017-A 5.00%, 07/01/2027	1,120	1,144,460
Series 2019-A 5.00%, 07/01/2027	2,255	2,304,249
5.00%, 07/01/2028	2,515	2,619,666

		26,042,726

ABFunds.com	AB Active ETFs, Inc. 23

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Michigan – 0.5%
Detroit Downtown Development Authority (Detroit Downtown Development Authority Catalyst Development Area) Series 2024 5.00%, 07/01/2048	$1,090	$1,126,283
Great Lakes Water Authority Water Supply System Revenue (Great Lakes Water Authority Water Supply System Revenue) Series 2018-A 5.00%, 07/01/2028	1,000	1,047,220
Michigan State Building Authority (State of Michigan Lease) Series 2016-I 5.00%, 10/15/2032	1,765	1,778,700
Michigan State Hospital Finance Authority (Prerefunded - Others) Series 2019 5.00%, 11/01/2026	2,000	2,017,846

		5,970,049

Minnesota – 0.6%
City of Shakopee MN Senior Housing Revenue (Benedictine Living Community of Shakopee Obligated Group) Series 2025 4.45%, 11/01/2035	1,300	1,303,631
Minnesota Municipal Gas Agency (Nomura Holdings, Inc.) Series 2026-A 5.00%, 09/01/2035	1,000	1,045,898
State of Minnesota (State of Minnesota) Series 2024 5.00%, 08/01/2027	1,500	1,543,994
Series 2024-A 5.00%, 08/01/2026	1,665	1,671,775
Series 2024-B 5.00%, 08/01/2026	1,200	1,204,883
University of Minnesota (University of Minnesota) Series 2017-A 5.00%, 09/01/2032	1,020	1,047,889

		7,818,070

24 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Mississippi – 0.3%
City of Gulfport MS (Memorial Hospital at Gulfport Obligated Group) Series 2016 5.00%, 07/01/2030	$2,450	$2,451,326
Mississippi Business Finance Corp. (Waste Pro USA, Inc.) Series 2025 4.375%, 02/01/2048(a)	1,000	1,004,895

		3,456,221

Missouri – 0.5%
County of St. Louis MO (County of St. Louis MO Lease) Series 2020-A 4.00%, 12/01/2030	755	773,974
Health & Educational Facilities Authority of the State of Missouri (SSM Health Care Obligated Group) Series 2022-A 5.00%, 06/01/2027	3,535	3,607,042
Missouri Highway & Transportation Commission (Missouri Highway & Transportation Commission) Series 2025 5.00%, 05/01/2027	2,500	2,557,745

		6,938,761

Nebraska – 0.2%
Central Plains Energy Project (Bank of Montreal) Series 2023-A 5.00%, 05/01/2054	1,000	1,050,258
Central Plains Energy Project (Royal Bank of Canada) Series 2025-A 5.00%, 08/01/2055	1,000	1,071,968

		2,122,226

Nevada – 0.4%
Clark County School District (Clark County School District) Series 2025-B 5.00%, 06/15/2028	1,000	1,045,298
Series 2026-A 5.00%, 06/15/2034	2,000	2,262,253
State of Nevada Department of Business & Industry (Desertxpress Enterprises) Series 2025 12.00%, 01/01/2065(a)	425	238,000

ABFunds.com	AB Active ETFs, Inc. 25

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Tahoe-Douglas Visitors Authority (Tahoe-Douglas Visitors Authority) Series 2020 5.00%, 07/01/2033	$1,000	$1,053,617

		4,599,168

New Hampshire – 1.8%
National Finance Authority Affordable Housing Certificates Series 2024-1 (ARC70 2024-1) Series 2024-1, Class A 4.15%, 10/20/2040(b)	2,490	2,486,301
New Hampshire Business Finance Authority (Brazoria-Fort Bend County Municipal Utility District No. 3) Series 2024 4.875%, 12/01/2033(a)	400	399,986
New Hampshire Business Finance Authority (Bridgeland Water & Utility Districts 490, 491 & 158) Series 2024 5.375%, 12/15/2035(a)	2,553	2,553,305
New Hampshire Business Finance Authority (Bridgeland Water & Utility Districts-Multiple) Series 2025 5.875%, 12/15/2033(a)	2,484	2,483,487
New Hampshire Business Finance Authority (Collin County Municipal Utility District No. 4) Series 2025 5.50%, 12/01/2030(a)	800	800,384
New Hampshire Business Finance Authority (Emberly & Canterra Creek Projects) Series 2024 5.375%, 12/01/2031(a)	950	949,629
New Hampshire Business Finance Authority (Generics Municipal Bond) Series 2026 Zero Coupon, 12/15/2041	2,000	753,824
New Hampshire Business Finance Authority (Lakes Fresh Water Supply District of Denton County) Series 2024 5.00%, 12/01/2028(a)	720	719,873
New Hampshire Business Finance Authority (New Hampshire Business Finance Authority State Lease) Series 2026 Zero Coupon, 12/15/2034(a)	1,000	578,914
6.125%, 12/15/2033(a)	1,000	1,000,674
6.50%, 12/01/2034(a)	1,000	1,003,342

26 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New Hampshire Business Finance Authority (NFA 2026-2) Series 2026-2, Class A1 4.40%, 04/20/2043	$2,000	$2,021,849
Series 2026-2, Class A2 4.40%, 04/20/2043	1,000	980,093
New Hampshire Business Finance Authority (Novant Health Obligated Group) Series 2025 5.00%, 06/01/2032	1,500	1,632,242
New Hampshire Business Finance Authority (Tamarron Project) Series 2024 5.25%, 12/01/2035(a)	1,377	1,376,862
New Hampshire Business Finance Authority (The Highlands Project) Series 2024 5.125%, 12/15/2030	1,153	1,153,903
New Hampshire Business Finance Authority (Valencia Project) Series 2024 5.30%, 12/01/2032(a)	1,080	1,079,756
New Hampshire Health & Education Facilities Authority Act (Dartmouth Health Obligated Group) Series 2025 5.00%, 08/01/2032	1,000	1,100,078

		23,074,502

New Jersey – 4.9%
Atlantic County Improvement Authority (The) (Island Campus Redevelopment Urban Renewal Associates) AG Series 2016 5.00%, 09/01/2028	2,400	2,413,416
City of Jersey City NJ (City of Jersey City NJ) Series 2025 4.00%, 10/01/2035	1,000	1,031,505
City of Newark NJ (City of Newark NJ) AG Series 2020-A 5.00%, 10/01/2027	1,290	1,328,609
Garden State Preservation Trust (Garden State Preservation Trust) AG Series 2005-A 5.75%, 11/01/2028	1,950	2,035,416

ABFunds.com	AB Active ETFs, Inc. 27

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New Brunswick Parking Authority (New Brunswick Parking Authority) BAM Series 2016-A 5.00%, 09/01/2030	$2,000	$2,010,784
New Jersey Economic Development Authority (DRP Urban Renewal 4 LLC) Series 2025 6.375%, 01/01/2035(a)	1,500	1,576,834
New Jersey Economic Development Authority (New Jersey-American Water) Series 2023 3.75%, 11/01/2034	3,500	3,520,134
New Jersey Economic Development Authority (Port Newark Container Terminal) Series 2017 5.00%, 10/01/2037	1,500	1,519,467
New Jersey Economic Development Authority (State of New Jersey Lease) NATL Series 2005-N 5.50%, 09/01/2027	2,000	2,070,057
5.50%, 09/01/2029	5,910	6,417,925
Series 2015-X 5.25%, 06/15/2027	1,395	1,396,442
Series 2016-A 5.50%, 06/15/2028	1,500	1,522,163
New Jersey Economic Development Authority (State of New Jersey Motor Vehicle Surcharge Revenue Lease) Series 2017-A 5.00%, 07/01/2033	1,280	1,298,243
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.75%, 09/15/2027	1,625	1,627,814
New Jersey Educational Facilities Authority (Ramapo College of New Jersey) AG Series 2017-A 5.00%, 07/01/2026	1,375	1,377,519
New Jersey Health Care Facilities Financing Authority (Prerefunded - US Treasuries) Series 2016 5.00%, 07/01/2043	2,405	2,409,383
New Jersey Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group) Series 2021 4.00%, 07/01/2036	1,935	1,966,369

28 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2027	$3,655	$3,660,091
5.00%, 06/15/2028	2,115	2,117,820
Series 2018-A 5.00%, 06/15/2028	1,050	1,051,400
5.00%, 06/15/2029	1,000	1,001,328
5.00%, 06/15/2030	5,370	5,376,951
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) AMBAC Series 2006-C Zero Coupon, 12/15/2026	1,275	1,255,178
New Jersey Transportation Trust Fund Authority (Prerefunded - US Treasuries) Series 2019 5.00%, 06/15/2030	255	270,843
New Jersey Transportation Trust Fund Authority (State of New Jersey Lease) Series 2010-A Zero Coupon, 12/15/2027	1,500	1,433,594
Series 2019 5.00%, 12/15/2027	1,040	1,077,081
Series 2023-B 5.00%, 06/15/2033	2,000	2,247,994
Newark Board of Education (Newark Board of Education) BAM Series 2021 5.00%, 07/15/2029	1,210	1,288,960
South Jersey Transportation Authority (South Jersey Transportation Authority) AG Series 2019-A 5.00%, 11/01/2030	1,675	1,800,315
Tobacco Settlement Financing Corp./NJ (Tobacco Settlement Financing Corp/NJ) Series 2018-A 5.00%, 06/01/2029	3,375	3,510,221

		61,613,856

New York – 7.3%
Build NYC Resource Corp. (Zeta Charter Schools Obligated Group) Series 2026 5.00%, 06/01/2036(a)	1,000	1,038,659
City of New York NY (City of New York NY) Series 2017 5.00%, 08/01/2028	2,000	2,052,151

ABFunds.com	AB Active ETFs, Inc. 29

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2024-D 5.00%, 04/01/2033	$1,660	$1,856,664
Series 2025 5.00%, 08/01/2028	3,000	3,155,347
Series 2025-B 5.00%, 08/01/2028	2,000	2,103,564
Series 2026-G 5.00%, 02/01/2028	2,200	2,289,671
5.00%, 02/01/2032	2,000	2,214,536
Metropolitan Transportation Authority (Metropolitan Transportation Authority) Series 2016-D 5.00%, 11/15/2031	1,510	1,523,620
Series 2017 5.00%, 11/15/2028	2,010	2,124,256
Series 2017-C 5.00%, 11/15/2029	1,880	1,959,445
Series 2025 5.00%, 11/15/2031	4,535	5,025,216
5.00%, 11/15/2032	1,505	1,685,382
New York City Transitional Finance Authority Future Tax Secured Revenue (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2024 5.00%, 11/01/2026	1,000	1,010,139
Series 2025-H 5.00%, 11/01/2027	1,000	1,033,373
Series 2026 5.00%, 02/01/2028	1,000	1,039,260
5.00%, 11/01/2034	2,500	2,845,902
New York State Dormitory Authority (Montefiore Obligated Group) Series 2018 5.00%, 08/01/2028	1,000	1,032,716
5.00%, 08/01/2033	1,500	1,535,106
Series 2020 5.00%, 09/01/2027	1,400	1,423,389
5.00%, 09/01/2029	1,750	1,832,701
5.00%, 09/01/2030	1,000	1,052,536
Series 2024 5.00%, 11/01/2026	900	906,134
New York State Dormitory Authority (New York State Dormitory Authority Lease) Series 2018 5.00%, 10/01/2031	1,775	1,788,853

30 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New York State Dormitory Authority (Northwell Health Obligated Group) Series 2025 5.00%, 05/01/2030	$1,070	$1,155,832
New York State Dormitory Authority (Wagner College) Series 2022 5.00%, 07/01/2033	1,000	967,177
New York State Dormitory Authority (White Plains Hospital Obligated Group) Series 2024 5.00%, 10/01/2029	750	787,689
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 5.00%, 01/01/2027	2,630	2,662,066
5.00%, 01/01/2030	6,750	6,934,097
Series 2020 4.00%, 10/01/2030	2,100	2,140,066
New York Transportation Development Corp. (JFK Intl Air Terminal) Series 2020 5.00%, 12/01/2026	1,550	1,563,687
5.00%, 12/01/2031	1,000	1,061,939
Series 2022 5.00%, 12/01/2030	2,065	2,200,937
Port Authority of New York & New Jersey (Port Authority of New York & New Jersey) Series 2018-2 5.00%, 09/15/2029	1,530	1,581,191
5.00%, 09/15/2030	2,500	2,582,871
5.00%, 09/15/2031	2,575	2,657,706
Series 2019 5.00%, 09/01/2034	2,500	2,627,568
Series 2021-2 3.00%, 10/01/2028	3,950	3,954,351
5.00%, 07/15/2027	2,480	2,533,052
Series 2024-2 5.00%, 09/01/2032	1,235	1,362,894
Suffolk Regional Off-Track Betting Corp. (Suffolk Regional Off-Track Betting) Series 2024 5.00%, 12/01/2034	1,500	1,544,376
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2026 5.00%, 02/01/2028	4,000	4,164,372

ABFunds.com	AB Active ETFs, Inc. 31

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority) Series 2017-B 5.00%, 11/15/2033	$1,205	$1,228,203
Series 2025-A 5.00%, 03/01/2028	3,500	3,651,017
Troy Capital Resource Corp. (Prerefunded - US Treasuries) Series 2015 5.00%, 08/01/2028	1,000	1,000,243
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute) Series 2020 5.00%, 09/01/2028	1,270	1,322,541

		92,212,495

North Carolina – 1.1%
City of Charlotte NC Airport Revenue (City of Charlotte NC Airport Revenue) Series 2023 5.00%, 07/01/2036	1,220	1,329,238
County of Guilford NC (County of Guilford NC) Series 2017-B 4.00%, 05/01/2033	3,000	3,028,506
County of New Hanover NC (County of New Hanover NC) Series 2018 5.00%, 09/01/2026	1,010	1,015,444
Cumberland County Industrial Facilities & Pollution Control Financing Authority (American Titanium Metal) Series 2025 3.125%, 12/01/2027	3,500	3,495,375
North Carolina Department of Transportation (I-77 Mobility Partners) Series 2015 5.00%, 12/31/2037	1,405	1,406,054
North Carolina Medical Care Commission (Deerfield Episcopal Retirement Community Obligated Group) Series 2026 3.20%, 11/01/2030	1,000	995,349
North Carolina Medical Care Commission (Pennybyrn at Maryfield) Series 2025 5.00%, 10/01/2035	560	606,769

32 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

North Carolina Medical Care Commission (United Methodist Retirement Homes Obligated Group) Series 2025 3.40%, 10/01/2029	$2,000	$2,004,089

		13,880,824

North Dakota – 0.1%
County of Ward ND (Trinity Health Obligated Group) Series 2017-C 5.00%, 06/01/2029	1,300	1,307,351

Ohio – 2.7%
Buckeye Tobacco Settlement Financing Authority (Buckeye Tobacco Settlement Financing Authority) Series 2020-A 5.00%, 06/01/2028	1,425	1,487,127
City of Akron OH Income Tax Revenue (City of Akron OH Income Tax Revenue) Series 2022 4.00%, 12/01/2026	1,120	1,126,462
Columbus Regional Airport Authority (Columbus Regional Airport Authority) Series 2025 5.00%, 01/01/2034	3,160	3,476,194
County of Cuyahoga OH (MetroHealth System/The) Series 2017 5.00%, 02/15/2028	1,115	1,124,384
Jefferson County Port Authority/OH (JSW Steel USA Ohio, Inc.) Series 2023 5.00%, 12/01/2053(a)	4,000	4,081,944
Lancaster Port Authority (Royal Bank of Canada) Series 2024-A 5.00%, 02/01/2055	1,000	1,064,096
Ohio Air Quality Development Authority (American Electric Power) Series 2019 2.40%, 12/01/2038	500	480,365
Series 2024 3.70%, 07/01/2028	4,000	4,028,542
3.70%, 10/01/2028	1,500	1,510,945
3.75%, 01/01/2029	1,500	1,513,594

ABFunds.com	AB Active ETFs, Inc. 33

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Ohio Air Quality Development Authority (Duke Energy Corp.) Series 2022 4.00%, 09/01/2030	$4,175	$4,209,859
Ohio Air Quality Development Authority (Ohio Valley Electric) Series 2026 3.875%, 01/01/2036	2,400	2,401,974
Ohio Higher Educational Facility Commission (John Carroll University) Series 2025 5.00%, 10/01/2033	1,085	1,146,570
Ohio Higher Educational Facility Commission (Xavier University) Series 2020 5.00%, 05/01/2027	1,000	1,013,709
Series 2024 5.00%, 05/01/2033	1,215	1,294,426
Reynoldsburg City School District (Reynoldsburg City School District) Series 2013 4.919%, 09/01/2030	700	730,853
State of Ohio (Prerefunded - US Treasuries) Series 2016-2 5.00%, 12/15/2028	1,015	1,015,861
Series 2018-1 5.00%, 12/15/2028	1,000	1,000,849
State of Ohio (University Hospitals Health System Obligated Group) Series 2025 5.00%, 01/15/2030	1,000	1,064,522

		33,772,276

Oklahoma – 0.4%
Oklahoma City Public Property Authority (Oklahoma City Public Property Authority Sales Tax) Series 2026 5.00%, 06/01/2029(c)	2,020	2,146,318
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2018-B 5.00%, 08/15/2029	1,000	1,027,081
Oklahoma Municipal Power Authority (Oklahoma Municipal Power Authority) AG Series 2025-A 5.00%, 01/01/2033	740	826,707

34 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Tulsa Municipal Airport Trust Trustees/OK (American Airlines, Inc.) Series 2025 6.25%, 12/01/2035	$1,000	$1,127,020

		5,127,126

Oregon – 0.3%
Medford Hospital Facilities Authority (Asante Health System Obligated Group) Series 2020-A 5.00%, 08/15/2027	1,000	1,025,971
Port of Portland OR Airport Revenue (Port of Portland OR Airport Revenue) Series 2022-2 5.00%, 07/01/2030	1,015	1,090,360
Port of Portland OR Airport Revenue (Portland Intl Airport) Series 2017-2 5.00%, 07/01/2029	1,000	1,011,714
5.00%, 07/01/2031	1,100	1,111,875

		4,239,920

Other – 0.2%
2026 Loan Holding-1 (2026 Loan Holding-1) Series 2026-C 2.45% (MUNIPSA + 0.88%), 10/01/2027(a)(b)	2,400	2,379,473

Pennsylvania – 2.2%
Allegheny County Hospital Development Authority (UPMC Obligated Group) Series 2022 2.27% (MUNIPSA + 0.70%), 11/15/2047(b)	1,000	993,839
City of Philadelphia PA Airport Revenue (City of Philadelphia PA Airport Revenue) Series 2020-C 5.00%, 07/01/2030	1,220	1,308,642
Commonwealth of Pennsylvania (Commonwealth of Pennsylvania) Series 2023 5.00%, 09/01/2027	1,500	1,546,573
Series 2025-A 5.00%, 08/15/2027	2,000	2,059,888
Series 2026 5.00%, 04/01/2027	5,000	5,103,024
County of Allegheny PA (County of Allegheny PA) Series 2016-C 5.00%, 11/01/2029	2,000	2,018,297

ABFunds.com	AB Active ETFs, Inc. 35

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2032	$1,980	$1,998,812
Montgomery County Higher Education & Health Authority (Thomas Jefferson University Obligated Group) Series 2018 5.00%, 09/01/2030	1,000	1,039,771
5.00%, 09/01/2031	1,500	1,556,959
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Dept. of Transportation) Series 2022 5.00%, 12/31/2032	2,000	2,175,238
Pennsylvania Economic Development Financing Authority (Noble Environmental, Inc.) Series 2026 5.45%, 03/01/2056(a)	1,000	1,020,984
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 12/31/2027	4,000	4,004,598
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2026-B 5.00%, 06/15/2031	2,000	2,168,566
Scranton School District/PA (Scranton School District/PA) BAM Series 2017-E 5.00%, 12/01/2029	1,000	1,033,261

		28,028,452

Puerto Rico – 1.2%
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2021-A 5.625%, 07/01/2027	7,858	7,981,982
5.625%, 07/01/2029	675	709,326
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico Commonwealth Aqueduct & Sewer Authority) Series 2020-A 5.00%, 07/01/2030(a)	1,000	1,044,490

36 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2021-C 3.50%, 07/01/2026(a)	$2,000	$1,996,939
3.75%, 07/01/2027(a)	2,000	1,959,774
Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) Series 2010-A 5.25%, 07/01/2027(e)(f)	1,565	1,150,275

		14,842,786

South Carolina – 0.8%
Patriots Energy Group Financing Agency (Royal Bank of Canada) Series 2023 5.25%, 02/01/2054	2,130	2,295,458
South Carolina Jobs-Economic Development Authority (International Paper Co.) Series 2026 3.95%, 04/01/2033	1,000	999,667
South Carolina Jobs-Economic Development Authority (Rolling Green Village) Series 2025 4.00%, 12/01/2030	1,000	1,002,743
South Carolina Public Service Authority (Prerefunded - US Treasuries) Series 2016-A 5.00%, 12/01/2034	485	485,000
5.00%, 12/01/2036	490	490,000
South Carolina Public Service Authority (South Carolina Public Service Authority) Series 2016-A 5.00%, 12/01/2027	1,160	1,161,296
5.00%, 12/01/2034	1,015	1,015,882
5.00%, 12/01/2036	1,010	1,010,788
Series 2025-B 5.00%, 12/01/2031	1,775	1,968,066

		10,428,900

Tennessee – 1.5%
City of Chattanooga TN Electric Revenue (City of Chattanooga TN Electric Revenue) Series 2025 5.00%, 09/01/2032	1,855	2,089,558
Memphis-Shelby County Airport Authority (Memphis-Shelby County Airport Authority) Series 2021-A 5.00%, 07/01/2034	1,355	1,443,233

ABFunds.com	AB Active ETFs, Inc. 37

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (EC Burning Tree LLC) Series 2025 5.00%, 10/01/2028	$2,000	$2,050,952
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center Obligated Group) Series 2023 5.00%, 07/01/2028	1,000	1,043,226
Metropolitan Nashville Airport Authority (The) (Metropolitan Nashville Airport Authority/The) Series 2019-B 5.00%, 07/01/2030	1,005	1,074,038
Series 2022-B 5.00%, 07/01/2031	1,625	1,764,082
Series 2026-B 5.00%, 07/01/2029	1,575	1,666,823
Tennergy Corp./TN (Nomura Holdings, Inc.) Series 2022-A 5.50%, 10/01/2053	1,500	1,593,151
Tennessee Energy Acquisition Corp. (Goldman Sachs Group) Series 2023-A 5.00%, 05/01/2053	2,000	2,056,829
Tennessee Energy Acquisition Corp. (Massachusetts Mutual Life Insurance) Series 2026-A 5.00%, 11/01/2034	2,500	2,660,372
Tennessee Energy Acquisition Corp. (Pacific Life Insurance) Series 2025-A 5.00%, 12/01/2035	2,000	2,122,764

		19,565,028

Texas – 6.6%
Central Texas Regional Mobility Authority (Central Texas Regional Mobility Authority) Series 2020-E 5.00%, 01/01/2031	1,420	1,520,981
City of Fort Worth TX (City of Fort Worth TX) Series 2025 5.00%, 03/01/2027	2,000	2,036,927

38 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

City of Houston TX Airport System Revenue (City of Houston TX Airport System Revenue) Series 2018-C 5.00%, 07/01/2029	$2,000	$2,076,649
AG Series 2023 5.00%, 07/01/2031	1,420	1,543,622
Series 2025-A 5.00%, 07/01/2028	1,600	1,662,210
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2018 5.00%, 07/15/2028	1,000	1,026,521
Series 2020 5.00%, 07/15/2027	1,500	1,523,543
Series 2024-B 5.25%, 07/15/2034	1,500	1,601,427
Series 2025 5.25%, 07/15/2030	1,410	1,480,085
Series 2026 5.50%, 07/15/2036	1,000	1,077,964
City of San Antonio TX Airport System (City of San Antonio TX Airport System) Series 2019-A 5.00%, 07/01/2029	550	579,740
County of Harris TX (County of Harris TX) Series 2025-A 5.00%, 09/15/2027	1,175	1,212,106
Dallas Fort Worth International Airport (Dallas Fort Worth Intl Airport) Series 2025-A 5.00%, 11/01/2031	5,000	5,447,692
5.00%, 11/01/2033	2,000	2,210,491
5.00%, 11/01/2050	2,000	2,100,923
Dallas Independent School District (Dallas Independent School District) Series 2025-B 5.00%, 02/15/2035	1,390	1,583,897
Series 2026-B 5.00%, 02/15/2056	1,000	1,067,575
Harris County Cultural Education Facilities Finance Corp. (Houston Methodist Hospital Obligated Group) Series 2026-A 5.00%, 12/01/2029	1,525	1,633,648

ABFunds.com	AB Active ETFs, Inc. 39

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group) Series 2022 2.42% (MUNIPSA + 0.85%), 07/01/2049(b)	$2,000	$2,000,107
Series 2024 5.00%, 07/01/2054	3,600	3,797,940
Harris County Housing Finance Corp. (Kobayashi Baypointe Apartments) Series 2025 2.95%, 09/01/2043	2,500	2,492,459
Harris County Industrial Development Corp. (Energy Transfer LP) Series 2023 4.05%, 11/01/2050	2,000	2,070,963
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017-A 5.00%, 10/15/2033	1,000	1,000,657
Legacy Denton Public Facility Corp. (2100 Spencer Road TX Owner) Series 2025 2.70%, 10/01/2043	4,000	3,960,452
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue (Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue) Series 2016-A 5.00%, 11/01/2029	1,000	1,009,813
Mission Economic Development Corp. (Graphic Packaging Intl) Series 2026 5.00%, 12/01/2064(c)	2,000	2,063,663
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	1,855	1,858,591
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas Obligated Group) Series 2017-A 5.00%, 08/15/2027	3,545	3,643,460
North Texas Tollway Authority (North Texas Tollway System) Series 2025-A 5.00%, 01/01/2033	600	673,512
Port Arthur Housing Authority (Foothill Willow Lakes LLC) Series 2026-A 3.90%, 04/01/2036	1,100	1,112,466

40 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Port Freeport TX (Port Freeport TX) Series 2019-A 5.00%, 06/01/2031	$1,085	$1,130,934
Port of Beaumont Industrial Development Authority (Jefferson 2020 Bond Lessee & Borrower Obligated Group) Series 2021 4.10%, 01/01/2028(a)	1,800	1,643,370
Port of Beaumont Navigation District (Jefferson 2020 Bond Lessee & Borrower Obligated Group) Series 2024 10.00%, 07/01/2026(a)	1,000	1,000,072
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health Obligated Group) Series 2026 5.00%, 11/15/2028	2,500	2,636,550
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources Obligated Group) Series 2025 5.00%, 11/15/2064	2,000	2,131,960
Texas Municipal Gas Acquisition & Supply Corp. II (JPMorgan Chase & Co.) Series 2007 3.506% (CME Term SOFR 3 Month + 1.05%), 09/15/2027(b)	1,430	1,433,656
Series 2012-C 3.287% (CME Term SOFR 3 Month + 0.86%), 09/15/2027(b)	1,730	1,732,645
Texas Municipal Gas Acquisition & Supply Corp. III (Macquarie Group Ltd.) Series 2021 5.00%, 12/15/2032	2,000	2,136,072
Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-A 5.50%, 01/01/2054	4,000	4,225,686
Series 2023-B 5.50%, 01/01/2054	1,500	1,642,309
Texas Municipal Gas Acquisition & Supply Corp. V (Citigroup, Inc.) Series 2026 5.00%, 04/01/2036	1,000	1,054,342

ABFunds.com	AB Active ETFs, Inc. 41

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Texas Municipal Gas Acquisition & Supply Corp. VI (Bank of America Corp.) Series 2025 5.00%, 01/01/2036	$1,000	$1,067,595
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) Series 2019 5.00%, 12/31/2030	1,000	1,061,261
Texas State University System (Texas State University System) Series 2026-C 5.00%, 03/15/2028(c)	1,000	1,024,781
Texas Water Development Board (State Water Implementation Revenue Fund for Texas) Series 2023-A 5.00%, 10/15/2026	1,000	1,008,912
University of Houston (University of Houston) Series 2020-A 5.00%, 02/15/2027	1,000	1,016,387

		83,016,616

Utah – 1.1%
Deseret Public Infrastructure District No. 2 (Deseret Public Infrastructure District No. 2 Special Assmnt Deseret Assmnt Area 1) Series 2026 5.375%, 12/01/2036(a)	2,200	2,240,813
Grapevine Wash Local District (Grapevine Wash Local District Assessment Area No. 1) Series 2024-A 5.25%, 12/01/2044(a)	1,000	1,001,648
Intermountain Power Agency (Intermountain Power Agency) Series 2022-A 5.00%, 07/01/2026	2,200	2,204,060
5.00%, 07/01/2027	1,095	1,122,767
5.00%, 07/01/2028	1,680	1,757,518
Utah Board of Higher Education (University of Utah/The) NATL Series 1998 5.50%, 04/01/2029	1,110	1,162,955
Utah Infrastructure Agency (Utah Infrastructure Agency) Series 2017-A 5.00%, 10/15/2029	1,000	1,011,223

42 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2022 5.00%, 10/15/2032	$1,135	$1,208,693
Series 2024 5.00%, 10/15/2026	440	442,331
Utah Transit Authority (Utah Transit Authority Sales Tax) NATL Series 2007-A 5.00%, 06/15/2031	1,000	1,088,978
Wolf Creek Infrastructure Financing District No. 1 (Wolf Creek Infrastructure Financing District No. 1 Wolf Creek Assessment Area 1) Series 2025 5.75%, 12/01/2044	1,000	1,038,537

		14,279,523

Virginia – 0.9%
Fairfax County Industrial Development Authority (Inova Health System Obligated Group) Series 2024 5.00%, 05/15/2032	1,000	1,114,552
Hampton Roads Transportation Accountability Commission (Prerefunded - US Govt Agencies) Series 2021-A 5.00%, 07/01/2026	2,450	2,454,465
Louisa Industrial Development Authority (Virginia Electric & Power) Series 2023 3.65%, 11/01/2035	2,000	2,015,900
Series 2025 3.125%, 11/01/2035	2,000	1,994,113
Virginia College Building Authority (Commonwealth of Virginia) Series 2026 5.00%, 02/01/2033	1,000	1,129,896
Virginia College Building Authority (Commonwealth of Virginia State Lease) Series 2023 5.00%, 02/01/2033	1,030	1,163,792
Virginia College Building Authority (Marymount University) Series 2015 5.25%, 07/01/2030(a)	1,000	936,685
Virginia Small Business Financing Authority (95 Express Lanes LLC) Series 2022 5.00%, 07/01/2032	1,170	1,255,753

		12,065,156

ABFunds.com	AB Active ETFs, Inc. 43

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Washington – 3.2%
Energy Northwest (Prerefunded - US Govt Agencies) Series 2016 5.00%, 07/01/2027	$1,550	$1,552,891
Series 2025-A 5.00%, 07/01/2026	3,000	3,005,595
FYI Properties (State of Washington Consolidated Technology Services Lease) Series 2019 5.00%, 06/01/2026	1,965	1,965,000
King County School District No. 414 Lake Washington (King County School District No. 414 Lake Washington) Series 2017 5.00%, 12/01/2026	1,060	1,072,643
Port of Seattle WA (Port of Seattle WA) Series 2017-C 5.00%, 05/01/2028	1,260	1,284,560
Series 2018-A 5.00%, 05/01/2030	2,185	2,222,625
5.00%, 05/01/2036	1,035	1,048,130
Series 2018-B 5.00%, 05/01/2027	1,000	1,020,258
Series 2022 5.00%, 08/01/2030	1,000	1,076,221
5.00%, 08/01/2033	1,000	1,093,249
Series 2025-B 5.00%, 10/01/2028	2,000	2,094,725
5.00%, 10/01/2031	1,000	1,089,065
State of Washington (State of Washington) Series 2017 5.00%, 08/01/2030	1,000	1,027,232
Series 2025-R 5.00%, 07/01/2028	4,500	4,725,393
5.00%, 07/01/2030	4,060	4,433,513
Series 2026-R 5.00%, 08/01/2031	7,000	7,772,305
University of Washington (University of Washington) Series 2025-A 5.00%, 04/01/2033	1,000	1,130,713
Washington State Housing Finance Commission (Josephine Caring Community Obligated Group) Series 2025 4.20%, 07/01/2030(a)	1,000	997,362

44 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019-A 5.00%, 01/01/2034(a)	$1,225	$1,254,827

		39,866,307

West Virginia – 0.5%
Tobacco Settlement Finance Authority/WV (Tobacco Settlement Finance Authority/WV) Series 2020 4.875%, 06/01/2049	1,150	1,126,382
West Virginia Economic Development Authority (Appalachian Power Co.) Series 2024 3.375%, 03/01/2040	3,000	3,019,564
West Virginia Economic Development Authority (Provident Group - Marshall Properties) AG Series 2023 5.00%, 07/01/2030	2,665	2,865,306

		7,011,252

Wisconsin – 2.2%
Central Brown County Water Authority (Central Brown County Water Authority) Series 2024 5.00%, 11/01/2027	1,135	1,170,634
City of Milwaukee WI (City of Milwaukee WI) Series 2020-N 5.00%, 04/01/2027	1,000	1,017,524
AG Series 2023 5.00%, 04/01/2031	1,025	1,116,957
AG Series 2023-N 5.00%, 04/01/2028	1,690	1,758,676
City of Milwaukee WI Sewerage System Revenue (City of Milwaukee WI Sewerage System Revenue) Series 2016-S 4.00%, 06/01/2028	350	350,284
Wisconsin Health & Educational Facilities Authority (Froedtert ThedaCare Health Obligated Group) Series 2025 5.00%, 10/01/2032	1,640	1,820,931
Wisconsin Health & Educational Facilities Authority (Hospital Sisters Services Obligated Group) Series 2025 5.00%, 08/15/2028	1,000	1,044,721

ABFunds.com	AB Active ETFs, Inc. 45

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Wisconsin Health & Educational Facilities Authority (Prerefunded - US Treasuries) Series 2024 5.00%, 08/01/2027(a)	$2,500	$2,504,556
Wisconsin Public Finance Authority (Alpha Ranch Water Control & Improvement District of Denton & Wise Counties) Series 2024 Zero Coupon, 12/15/2038(a)	2,000	935,607
Wisconsin Public Finance Authority (C/HP Cove, Inc.) Series 2026 4.00%, 05/01/2036	2,000	1,998,675
Wisconsin Public Finance Authority (Creekhaven Wildrye & Furst Ranch Projects) Series 2026 Zero Coupon, 12/15/2036(a)	2,000	1,030,097
Wisconsin Public Finance Authority (Denton County Municipal Utility District No. 16) Series 2024 5.75%, 12/15/2033(a)	2,000	2,001,163
Wisconsin Public Finance Authority (Inperium Obligated Group) Series 2024 5.00%, 12/01/2034(a)	1,540	1,589,657
Wisconsin Public Finance Authority (Kaiser Obligated Group) Series 2023-A 5.00%, 10/01/2027	1,305	1,340,249
Wisconsin Public Finance Authority (North San Gabriel Municipal Utility District No. 1) Series 2023 Zero Coupon, 09/01/2029(a)	700	549,208
Wisconsin Public Finance Authority (Renown Regional Medical Center Obligated Group) Series 2020 5.00%, 06/01/2029	975	1,032,231
Wisconsin Public Finance Authority (Signorelli Projects) Series 2024 5.375%, 12/15/2032(a)	1,598	1,597,867
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2022 5.00%, 02/01/2030	1,000	1,004,505
5.00%, 02/01/2033	1,460	1,453,899

46 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Waterstone Projects) 5.50%, 12/15/2038(a)	$924	$925,397
Wisconsin Public Finance Authority (Wisconsin Public Finance Authority-Muni Certificates) Series 2026 3.625%, 06/15/2063	1,440	1,438,600

		27,681,438

Total Long-Term Municipal Bonds (cost $1,067,520,157)		1,071,767,210

Short-Term Municipal Notes – 12.8%
Alabama – 0.1%
Alabama Highway Authority (Alabama Highway Authority) AG Series 2025 5.00%, 09/01/2026	1,000	1,005,719

Arizona – 0.4%
Arizona Health Facilities Authority (Banner Health Obligated Group) Series 2017-C 2.85%, 01/01/2046(g)	5,720	5,720,000

California – 1.3%
City of Los Angeles CA (City of Los Angeles CA) Series 2025 5.00%, 06/25/2026	5,000	5,007,758
County of Los Angeles CA (County of Los Angeles CA) Series 2025-A 5.00%, 06/30/2026	1,500	1,502,708
Long Beach Unified School District (Long Beach Unified School District) Series 2026-B 5.00%, 08/01/2026	5,000	5,021,582
Nuveen California AMT-Free Quality Municipal Income Fund (Nuveen California AMT-Free Quality Municipal Income Fund) Series 2017 2.02%, 10/01/2047(a)(g)	1,000	1,000,000
Oakland Unified School District/Alameda County (Oakland Unified School District/Alameda County) Series 2026-A 5.00%, 08/01/2026	2,500	2,509,013

ABFunds.com	AB Active ETFs, Inc. 47

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

San Francisco Bay Area Rapid Transit District (San Francisco Bay Area Rapid Transit District) Series 2025 5.00%, 08/01/2026	$1,000	$1,004,181

		16,045,242

Colorado – 2.4%
Colorado Educational & Cultural Facilities Authority (Jewish Federation of South Palm Beach County) Series 2008 2.85%, 02/01/2038(g)	350	350,000
Colorado Educational & Cultural Facilities Authority (Miami Beach Jewish Community Center) Series 2022 2.80%, 07/01/2041(g)	1,400	1,400,000
Colorado Educational & Cultural Facilities Authority (Michael Ann Russell Jewish Community Center) Series 2012 2.85%, 01/01/2039(g)	775	775,000
Colorado Health Facilities Authority (Children’s Hospital Colorado Obligated Group) Series 2020 2.85%, 12/01/2052(g)	1,345	1,345,000
Colorado State Education Loan Program (Colorado State Education Loan Program) Series 2025 5.00%, 06/30/2026	6,650	6,662,464
Series 2026 5.00%, 06/30/2026	19,200	19,236,069

		29,768,533

Connecticut – 0.2%
City of Danbury CT (City of Danbury CT) Series 2026 4.00%, 02/22/2027	2,500	2,525,010

District of Columbia – 0.1%
District of Columbia (MedStar Health Obligated Group) Series 2017-A 2.85%, 08/15/2038(g)	1,210	1,210,000

Florida – 0.4%
County of Miami-Dade FL Water & Sewer System Revenue (County of Miami-Dade FL Water & Sewer System Revenue) Series 2025-B 5.00%, 10/01/2026	1,650	1,662,736

48 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Hillsborough County Industrial Development Authority (BayCare Obligated Group) Series 2020 2.85%, 11/15/2042(g)	$1,480	$1,480,000
School District of Broward County/FL (School District of Broward County/FL) Series 2025 4.00%, 06/25/2026	2,085	2,086,742

		5,229,478

Georgia – 0.4%
Cobb County School District (Cobb County School District) Series 2026 4.00%, 12/15/2026	3,500	3,524,951
County of Fulton GA (County of Fulton GA) Series 2026 5.00%, 12/30/2026	1,540	1,561,957

		5,086,908

Idaho – 0.1%
Idaho Health Facilities Authority (St. Luke’s Health System Obligated Group/ID) Series 2018-C 2.75%, 03/01/2048(g)	1,675	1,675,000

Illinois – 0.6%
Illinois Finance Authority (OSF Healthcare System Obligated Group) Series 2018 2.85%, 11/15/2037(g)	7,080	7,080,000

Iowa – 0.1%
Iowa Finance Authority (Iowa Health System Obligated Group) Series 2018 2.75%, 02/15/2041(g)	800	800,000

Kansas – 0.1%
University of Kansas Hospital Authority (University of Kansas Health System Obligated Group) Series 2026 5.00%, 03/01/2027	850	863,680

ABFunds.com	AB Active ETFs, Inc. 49

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Massachusetts – 0.4%
City of Quincy MA (City of Quincy MA) Series 2025 5.00%, 09/29/2026	$5,705	$5,746,262

Missouri – 0.2%
Health & Educational Facilities Authority of the State of Missouri (St. Louis University/US) Series 2013-B 2.80%, 10/01/2035(g)	2,130	2,130,000

New Jersey – 1.5%
City of Hoboken NJ (City of Hoboken NJ) Series 2026-A 4.00%, 03/08/2027	4,091	4,134,028
City of Jersey City NJ (City of Jersey City NJ) Series 2025-C 4.00%, 10/20/2026	4,073	4,092,496
County of Hudson NJ (County of Hudson NJ) Series 2026 4.00%, 02/24/2027	2,500	2,525,587
Essex County Improvement Authority (County of Essex NJ) Series 2026 4.00%, 03/12/2027	2,500	2,527,115
Jersey City Redevelopment Agency (Jersey City Redevelopment Agency) Series 2025 5.00%, 12/09/2026	2,000	2,024,048
Monmouth County Improvement Authority (The) (Monmouth County Improvement Authority/The) Series 2026 4.00%, 03/12/2027	3,500	3,539,571

		18,842,845

New York – 2.0%
City of New York NY (City of New York NY) Series 2018-E 2.80%, 03/01/2048(g)	950	950,000
City of Rochester NY (City of Rochester NY) Series 2025-I 4.00%, 07/30/2026	3,000	3,006,521

50 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Tonawanda City School District (Tonawanda City School District) Series 2025 4.00%, 06/12/2026	$1,000	$1,000,424
Town of Oyster Bay NY (Town of Oyster Bay NY) Series 2025 4.00%, 08/21/2026	4,670	4,683,834
Series 2026 4.00%, 03/05/2027	1,500	1,516,959
Town of Tonawanda NY (Town of Tonawanda NY) Series 2025 4.00%, 08/21/2026	2,000	2,005,651
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority) Series 2018-2 2.75%, 01/01/2031(g)	12,185	12,185,000
Series 2022-B 2.75%, 01/01/2033(g)	400	400,000
Series 2023-C 2.85%, 01/01/2032(g)	225	225,000

		25,973,389

North Carolina – 0.1%
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health Obligated Group) AG Series 2017-E 2.80%, 01/15/2044(g)	1,570	1,570,000

Ohio – 0.4%
State of Ohio (University Hospitals Health System Obligated Group) Series 2025 2.85%, 01/15/2050(g)	5,700	5,700,000

Oregon – 0.1%
Oregon State Facilities Authority (PeaceHealth Obligated Group) Series 2018-B 2.80%, 08/01/2034(g)	1,750	1,750,000

Other – 0.2%
Nuveen AMT-Free Municipal Credit Income Fund (Nuveen AMT-Free Municipal Credit Income Fund) Series 2019 2.02%, 03/01/2029(g)	1,000	1,000,000

ABFunds.com	AB Active ETFs, Inc. 51

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Nuveen AMT-Free Quality Municipal Income Fund (Nuveen AMT-Free Quality Municipal Income Fund) Series 2021 2.02%, 03/01/2029(g)	$1,000	$1,000,000

		2,000,000

Rhode Island – 0.2%
City of Cranston RI (City of Cranston RI) Series 2025-1 4.00%, 08/19/2026	2,000	2,004,662

South Carolina – 0.5%
Berkeley County School District (Berkeley County School District) Series 2025-A 5.00%, 06/01/2026	2,000	2,000,000
Greenville County School District (Greenville County School District) Series 2025-C 5.00%, 06/29/2026	1,710	1,712,611
Orangeburg County School District (Orangeburg County School District) Series 2025 5.00%, 08/13/2026	2,500	2,510,954

		6,223,565

Tennessee – 0.2%
Metropolitan Government of Nashville & Davidson County TN (Metropolitan Govt of Nashville & Davidson County TN) Series 2026-D 5.00%, 01/01/2027	2,000	2,028,389

Texas – 0.1%
Tarrant Regional Water District Water Supply System Revenue (Tarrant Regional Water District Water Supply System Revenue) Series 2026 5.00%, 03/01/2027	1,500	1,526,569

Virginia – 0.3%
Hampton Roads Sanitation District (Hampton Roads Sanitation District) Series 2025-A 5.00%, 07/15/2026	3,000	3,009,178

52 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Roanoke Economic Development Authority (Carilion Clinic Obligated Group) Series 2024 2.80%, 07/01/2052(g)	$400	$400,000

		3,409,178

Wisconsin – 0.4%
Wisconsin Health & Educational Facilities Authority (Medical College of Wisconsin) Series 2023-B 2.80%, 12/01/2033(g)	3,665	3,665,000
Wisconsin Public Finance Authority (Deutsche Bank AG) Series 2026 3.582% (SOFR + 1.15%), 12/01/2068(a)(b)	2,000	1,999,220

		5,664,220

Total Short-Term Municipal Notes (cost $161,646,377)		161,578,649

Total Municipal Obligations (cost $1,229,166,534)		1,233,345,859

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.5%
Risk Share Floating Rate – 0.5%
Connecticut Avenue Securities Trust Series 2024-R03, Class 2M1 4.762% (CME Term SOFR + 1.15%), 03/25/2044(a)(b)	292	291,561
Series 2026-R01, Class 2M1 4.612% (CME Term SOFR + 1.00%), 01/25/2046(a)(b)	2,271	2,270,775
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2023-DNA1, Class M1A 5.708% (CME Term SOFR + 2.10%), 03/25/2043(a)(b)	430	434,891
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-DNA4 Series 2025-DNA4, Class M1 4.712% (CME Term SOFR + 1.10%), 10/25/2045(a)(b)	760	759,915
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2026-HQA1 Series 2026-HQA1, Class A1 4.643% (CME Term SOFR + 1.00%), 05/25/2046(a)(b)	2,000	2,001,875

Total Collateralized Mortgage Obligations (cost $5,753,151)		5,759,017

ABFunds.com	AB Active ETFs, Inc. 53

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

ASSET-BACKED SECURITIES – 0.3%
Autos - Fixed Rate – 0.3%
Arivo Acceptance Auto Loan Receivables Trust Series 2024-1A, Class A 6.46%, 04/17/2028(a)	$23	$22,569
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(a)	146	147,230
Series 2025-1A, Class A2 5.10%, 10/15/2030(a)	1,217	1,219,349
Tricolor Auto Securitization Trust Series 2025-2A, Class A 5.12%, 01/16/2029(d)(e)(f)(h)(i)	3,644	2,209,715

		3,598,863

Other ABS - Fixed Rate – 0.0%
Dext ABS LLC Series 2023-1, Class A2 5.99%, 03/15/2032(a)	33	33,241

Total Asset-Backed Securities (cost $5,061,822)		3,632,104

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.2%
Non-Agency Floating Rate CMBS – 0.1%
DBC Mortgage Trust Series 2025-DBC, Class B 5.228% (CME Term SOFR 1 Month + 1.60%), 11/15/2042(a)(b)	1,624	1,625,205

Non-Agency Fixed Rate CMBS – 0.1%
MAD Commercial Mortgage Trust Series 2025-11MD, Class A 4.754%, 10/15/2042(a)	1,500	1,492,121

Total Commercial Mortgage-Backed Securities (cost $3,123,684)		3,117,326

CORPORATES - INVESTMENT GRADE – 0.1%
Industrial – 0.1%
Consumer Non-Cyclical – 0.1%
Altria Group, Inc. 3.40%, 05/06/2030	215	205,615
BAT Capital Corp. 4.906%, 04/02/2030	230	231,700
Philip Morris International, Inc. 5.625%, 11/17/2029	250	258,450

		695,765

54 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Technology – 0.0%
CDW LLC/CDW Finance Corp. 2.67%, 12/01/2026	$370	$366,685

		1,062,450

Financial Institutions – 0.0%
Banking – 0.0%
Citigroup, Inc. Series AA 7.625%, 11/15/2028(j)	184	191,375
Wells Fargo & Co. 7.625%, 09/15/2028(j)	27	28,394

		219,769

Total Corporates - Investment Grade (cost $1,251,723)		1,282,219

	Shares
WARRANTS – 0.0%
Industrials – 0.0%
Construction & Engineering – 0.0%
DesertXpress Enterprises LLC, expiring 12/31/2026(e)(h)(i)(k) (cost $0)	6,608	9,912

Total Investments – 98.7% (cost $1,244,356,914)		1,247,146,437
Other assets less liabilities – 1.3%		15,843,792

Net Assets – 100.0%		$1,262,990,229

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at May 31, 2026	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 46, 5 Year Index, 06/20/2031*	(5.00)%	Quarterly	3.02%	USD	3,693	$(342,512)	$(139,260)	$(203,252)

*	Termination date.

ABFunds.com	AB Active ETFs, Inc. 55

PORTFOLIO OF INVESTMENTS (continued)

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	1,830	10/15/2028	CPI#	2.565%	Maturity	$(24,913)	$	– 0	–	$(24,913)
USD	4,499	10/15/2029	2.451%	CPI#	Maturity	82,635		– 0	–	82,635
USD	3,450	10/15/2029	2.485%	CPI#	Maturity	57,730		– 0	–	57,730
USD	2,901	10/15/2029	2.499%	CPI#	Maturity	46,575		– 0	–	46,575
USD	1,920	10/15/2030	CPI#	2.531%	Maturity	(26,410)		– 0	–	(26,410)

						$135,617	$	– 0	–	$135,617

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	2,336	10/15/2029	1 Day SOFR	3.814%	Annual	$(2,617)	$	– 0	–	$(2,617)
USD	2,500	10/15/2030	1 Day SOFR	4.082%	Annual	26,854		– 0	–	26,854

						$24,237	$	– 0	–	$24,237

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At May 31, 2026, the aggregate market value of these securities amounted to $97,830,089 or 7.7% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at May 31, 2026.

(c)	When-Issued or delayed delivery security.

(d)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.34% of net assets as of May 31, 2026, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-B 3.244%, 11/01/2046	06/24/2024	$2,000,000	$1,997,591	0.16%
Tricolor Auto Securitization Trust Series 2025-2A, Class A 5.12%, 01/16/2029	06/10/2025	3,643,507	2,209,715	0.18%

(e)	Non-income producing security.

(f)	Defaulted.

(g)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(h)	Fair valued by the Adviser.

(i)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

56 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

(j)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(k)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost			Market Value	Percentage of Net Assets
DesertXpress Enterprises LLC	11/28/2025 - 12/16/2025	$	– 0	–	$9,912	0.00%

As of May 31, 2026, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.7% and 0.0%, respectively.

Glossary:

ABS – Asset-Backed Securities

AG – Assured Guaranty Inc.

AMBAC – American Bond Assurance Corporation

AMT – Alternative Minimum Tax (subject to)

BAM – Build American Mutual

CDX-NAHY – North American High Yield Credit Default Swap Index

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

COP – Certificate of Participation

ID – Improvement District

MUNIPSA – SIFMA Municipal Swap Index.

NATL – National Interstate Corporation

OSF – Order of St. Francis

SOFR – Secured Overnight Financing Rate

UPMC – University of Pittsburgh Medical Center

See notes to financial statements.

ABFunds.com	AB Active ETFs, Inc. 57

PORTFOLIO OF INVESTMENTS

AB ULTRA SHORT INCOME ETF

May 31, 2026 (unaudited)

	Principal Amount (000)	U.S. $ Value

CORPORATES - INVESTMENT GRADE – 43.7%
Financial Institutions – 25.6%
Banking – 6.1%
Capital One Financial Corp. 3.75%, 07/28/2026	$20,795	$20,780,444
Cooperatieve Rabobank UA 3.75%, 07/21/2026	20,631	20,612,432
Nationwide Building Society 4.00%, 09/14/2026(a)	12,204	12,181,301
Nordea Bank Abp 1.50%, 09/30/2026(a)	2,192	2,173,083
Societe Generale SA 4.25%, 08/19/2026(a)	12,148	12,137,553
Wells Fargo & Co. 4.10%, 06/03/2026	21,021	21,021,000

		88,905,813

Commercial Banking – 15.2%
Bank of America Corp. 4.25%, 10/22/2026	20,461	20,468,161
Bank of Montreal 1.25%, 09/15/2026	7,477	7,415,464
Bank of Nova Scotia (The) 5.35%, 12/07/2026	14,640	14,732,086
Citigroup, Inc. 3.20%, 10/21/2026	20,516	20,442,963
Credit Agricole SA/London 4.125%, 01/10/2027(a)	14,732	14,720,656
Goldman Sachs Group, Inc. (The) 3.85%, 01/26/2027	8,500	8,481,215
5.95%, 01/15/2027	11,903	12,016,555
HSBC Holdings PLC 4.375%, 11/23/2026	8,789	8,787,945
JPMorgan Chase & Co. 4.125%, 12/15/2026	20,375	20,366,239
Lloyds Banking Group PLC 3.75%, 01/11/2027	14,809	14,778,493
Mitsubishi UFJ Financial Group, Inc. 2.757%, 09/13/2026	2,000	1,991,220
3.677%, 02/22/2027	7,379	7,345,942
Mizuho Financial Group, Inc. 3.663%, 02/28/2027	13,752	13,694,242
Morgan Stanley Series G 4.35%, 09/08/2026	20,391	20,389,165
Societe Generale SA 5.25%, 02/19/2027(a)	7,300	7,345,114

58 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Standard Chartered PLC 4.30%, 02/19/2027(a)	$14,767	$14,732,741
Svenska Handelsbanken AB 1.418%, 06/11/2027(a)	500	499,535
Toronto-Dominion Bank (The) 5.532%, 07/17/2026	7,236	7,249,169
UniCredit SpA 1.982%, 06/03/2027(a)	7,300	7,300,000

		222,756,905

Diversified Financial Services – 1.2%
American Express Co. 2.55%, 03/04/2027	15,015	14,852,838
Nationwide Building Society 1.50%, 10/13/2026(a)	2,591	2,565,401

		17,418,239

Finance – 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 2.45%, 10/29/2026	7,359	7,307,193
Aviation Capital Group LLC 1.95%, 09/20/2026(a)	368	365,210
Sumisho Air Lease Corp. Series G 3.75%, 06/01/2026	7,472	7,472,000

		15,144,403

Insurance – 1.6%
Aon Corp. 8.205%, 01/01/2027	1,542	1,570,897
Cigna Group (The) 3.40%, 03/01/2027	7,422	7,376,355
Elevance Health, Inc. 4.50%, 10/30/2026	6,795	6,799,688
Principal Financial Group, Inc. 3.10%, 11/15/2026	7,300	7,261,748

		23,008,688

REITs – 0.5%
American Tower Corp. 3.375%, 10/15/2026	7,327	7,302,528

		374,536,576

Industrial – 16.6%
Basic – 0.5%
Nutrien Ltd. 4.00%, 12/15/2026	7,292	7,279,968

Capital Goods – 0.9%
Parker-Hannifin Corp. 3.25%, 03/01/2027	5,807	5,772,390

ABFunds.com	AB Active ETFs, Inc. 59

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

RTX Corp. 5.75%, 11/08/2026	$7,061	$7,100,754

		12,873,144

Communications - Media – 0.5%
Cox Communications, Inc. 3.35%, 09/15/2026(a)	7,220	7,193,214

Communications - Telecommunications – 1.5%
AT&T, Inc. 3.80%, 02/15/2027	7,401	7,378,279
TELUS Corp. 2.80%, 02/16/2027	7,489	7,400,106
Verizon Communications, Inc. 4.125%, 03/16/2027	7,358	7,359,545

		22,137,930

Consumer Cyclical - Automotive – 1.9%
American Honda Finance Corp. Series G 5.25%, 07/07/2026	8,903	8,911,191
BMW US Capital LLC 4.65%, 03/19/2027(a)	6,168	6,195,817
General Motors Financial Co., Inc. 1.50%, 06/10/2026	5,604	5,599,629
Honda Motor Co., Ltd. 2.534%, 03/10/2027	5,838	5,757,786
Hyundai Capital America 5.25%, 01/08/2027(a)	1,351	1,357,498

		27,821,921

Consumer Cyclical - Restaurants – 0.3%
Starbucks Corp. 4.85%, 02/08/2027	3,659	3,673,307

Consumer Cyclical - Retailers – 0.2%
O’Reilly Automotive, Inc. 5.75%, 11/20/2026	3,648	3,668,575

Consumer Non-Cyclical – 3.7%
Amgen, Inc. 2.20%, 02/21/2027	7,490	7,382,743
Bunge Ltd. Finance Corp. 3.25%, 08/15/2026	7,423	7,404,443
CVS Health Corp. 3.00%, 08/15/2026	6,082	6,064,727
Kraft Heinz Foods Co. 3.00%, 06/01/2026	7,405	7,405,000
Molson Coors Beverage Co. 3.00%, 07/15/2026	7,500	7,486,350

60 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Sysco Corp. 3.30%, 07/15/2026	$7,321	$7,310,897
Thermo Fisher Scientific, Inc. 5.00%, 12/05/2026	3,660	3,673,871
Zimmer Biomet Holdings, Inc. 4.70%, 02/19/2027	7,322	7,345,357

		54,073,388

Energy – 4.4%
Continental Resources, Inc./OK 2.268%, 11/15/2026(a)	7,664	7,592,035
Energy Transfer LP 6.05%, 12/01/2026	7,129	7,181,541
Hess Corp. 4.30%, 04/01/2027	10,192	10,201,071
Kinder Morgan, Inc. 1.75%, 11/15/2026	7,493	7,412,675
Marathon Petroleum Corp. 5.125%, 12/15/2026	7,426	7,445,827
MPLX LP 4.125%, 03/01/2027	7,369	7,360,673
ONEOK, Inc. 5.55%, 11/01/2026	2,503	2,513,788
Spectra Energy Partners LP 3.375%, 10/15/2026	7,500	7,473,000
Valero Energy Corp. 3.40%, 09/15/2026	7,323	7,307,768

		64,488,378

Services – 0.5%
S&P Global, Inc. 2.45%, 03/01/2027	7,502	7,412,276

Technology – 1.8%
Broadridge Financial Solutions, Inc. 3.40%, 06/27/2026	7,497	7,487,779
CDW LLC/CDW Finance Corp. 2.67%, 12/01/2026	7,389	7,322,795
Dell International LLC/EMC Corp. 4.90%, 10/01/2026	2,039	2,041,324
Fiserv, Inc. 3.20%, 07/01/2026	1,911	1,909,261
Oracle Corp. 2.65%, 07/15/2026	7,378	7,362,727

		26,123,886

Transportation - Services – 0.4%
Ryder System, Inc. 1.75%, 09/01/2026	6,421	6,377,273

		243,123,260

ABFunds.com	AB Active ETFs, Inc. 61

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Utility – 1.5%
Electric – 1.5%
Entergy Corp. 2.95%, 09/01/2026	$7,523	$7,499,453
Eversource Energy 2.90%, 03/01/2027	7,460	7,384,580
Southwestern Electric Power Co. Series K 2.75%, 10/01/2026	7,570	7,533,664

		22,417,697

Total Corporates - Investment Grade (cost $640,384,883)		640,077,533

GOVERNMENTS - TREASURIES – 32.7%
United States – 32.7%
U.S. Treasury Notes 3.375%, 02/29/2028	36,603	36,228,391
3.75%, 04/30/2028	37,258	37,087,719
3.846% (CME Term SOFR 3 Month + 0.18%), 07/31/2026(b)	61,687	61,702,963
3.875%, 03/31/2028	66,427	66,283,787
3.875%, 07/15/2028	36,967	36,860,143
3.875%, 04/15/2029	29,253	29,118,162
4.00%, 03/31/2030	28,039	27,942,616
4.25%, 12/31/2026	62,295	62,448,304
4.25%, 02/15/2028	119,973	120,479,136

Total Governments - Treasuries (cost $477,791,377)		478,151,221

ASSET-BACKED SECURITIES – 7.0%
Autos - Fixed Rate – 3.6%
ACM Auto Trust Series 2025-1A, Class A 5.38%, 06/20/2029(a)	163	163,060
Series 2025-2A, Class A 5.55%, 06/20/2028(a)	1,565	1,567,835
American Credit Acceptance Receivables Trust Series 2025-2, Class A 4.81%, 09/12/2028(a)	1,218	1,219,411
Arivo Acceptance Auto Loan Receivables Trust Series 2024-1A, Class A 6.46%, 04/17/2028(a)	73	73,149
Series 2025-1A, Class A2 4.92%, 05/15/2029(a)	4,252	4,263,078
BOF VII AL Funding Trust I Series 2023-CAR3, Class A2 6.291%, 07/26/2032(a)	480	486,688

62 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Bridgecrest Lending Auto Securitization Trust Series 2025-2, Class A2 4.84%, 01/18/2028	$488	$488,512
Series 2026-2, Class A2 4.24%, 09/15/2028	2,328	2,328,236
CarMax Select Receivables Trust Series 2025-A, Class A2A 4.76%, 05/15/2028	2,096	2,099,490
Consumer Portfolio Services Auto Trust Series 2025-B, Class A 4.74%, 02/15/2029(a)	2,153	2,155,809
CPS Auto Receivables Trust Series 2026-B, Class A 4.35%, 02/15/2030(a)	1,147	1,146,868
Exeter Select Automobile Receivables Trust Series 2025-1, Class A2 4.83%, 10/16/2028	1,263	1,264,830
FHF Issuer Trust Series 2023-2A, Class A2 6.79%, 10/15/2029(a)	243	244,901
GLS Auto Receivables Issuer Trust Series 2025-2A, Class A2 4.75%, 03/15/2028(a)	1,601	1,602,427
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(a)	164	164,897
Series 2023-2A, Class A2 7.09%, 10/16/2028(a)	244	246,165
Series 2023-3A, Class A2 7.50%, 12/15/2028(a)	327	332,085
Series 2026-1A, Class A2 4.68%, 07/15/2030(a)	1,913	1,911,965
Lobel Automobile Receivables Trust Series 2025-1, Class A 5.06%, 11/15/2027(a)	313	312,765
Series 2026-1, Class A 4.88%, 10/16/2028(a)	2,774	2,774,861
Merchants Fleet Funding LLC Series 2023-1A, Class A 7.21%, 05/20/2036(a)	668	671,958
OCCU Auto Receivables Trust Series 2025-1A, Class A2 4.82%, 04/17/2028(a)	3,309	3,314,207
Prestige Auto Receivables Trust Series 2025-1A, Class A2 4.87%, 12/15/2027(a)	930	929,891
Research-Driven Pagaya Motor Asset Trust Series 2025-4A, Class A2 5.124%, 04/25/2034(a)	6,928	6,946,374

ABFunds.com	AB Active ETFs, Inc. 63

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

SAFCO Auto Receivables Trust Series 2025-1A, Class A 5.46%, 09/10/2029(a)	$2,791	$2,787,867
Santander Drive Auto Receivables Trust Series 2025-2, Class A2 4.71%, 06/15/2028	610	609,851
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA, Class A2 4.63%, 07/20/2027(a)	3,669	3,674,787
Strike Acceptance Auto Funding Trust Series 2025-1A, Class A 5.84%, 04/15/2032(a)	1,218	1,221,035
Tricolor Auto Securitization Trust Series 2024-1A, Class A 6.61%, 10/17/2027(c)(d)(e)(f)(g)	424	398,805
Series 2024-2A, Class A 6.36%, 12/15/2027(c)(d)(e)(f)(g)	369	344,999
Series 2024-3A, Class A 5.22%, 06/15/2028(c)(d)(e)(f)(g)	785	682,849
Series 2025-1A, Class A 4.94%, 02/15/2029(c)(d)(e)(f)(g)	2,015	1,227,504
United Auto Credit Securitization Trust Series 2026-1, Class A 4.41%, 06/12/2028(a)	5,309	5,307,401
US Bank NA Series 2023-1, Class B 6.789%, 08/25/2032(a)	352	354,291

		53,318,851

Other ABS - Fixed Rate – 3.0%
ACHV ABS Trust Series 2024-2PL, Class A 5.07%, 10/27/2031(a)	1,147	1,150,572
Affirm Asset Securitization Trust Series 2025-X2, Class A 4.45%, 10/15/2030(a)(b)	1,770	1,771,594
Dext ABS LLC Series 2023-1, Class A2 5.99%, 03/15/2032(a)	52	52,188
Equify ABS LLC Series 2024-1A, Class A 5.43%, 04/18/2033(a)	1,134	1,137,113
Marlette Funding Trust Series 2025-1A, Class A 4.75%, 07/16/2035(a)	985	985,707
NMEF Funding LLC Series 2023-A, Class A2 6.57%, 06/17/2030(a)	87	86,962

64 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Pagaya AI Debt Grantor Trust Series 2024-5, Class A 6.278%, 10/15/2031(a)	$203	$202,998
Series 2025-3, Class A2 5.365%, 12/15/2032(a)	2,659	2,666,872
Series 2026-1, Class A2 4.739%, 09/15/2033(a)	1,000	998,830
Pagaya AI Debt Grantor Trust And Pagaya AI Debt Trust Series 2024-6, Class A 6.093%, 11/15/2031(a)	389	389,563
Pagaya AI Debt Trust Series 2025-R1, Class A2 5.338%, 06/15/2032(a)	4,935	4,952,522
Pagaya Point of Sale Holdings Grantor Trust Series 2025-1, Class A 5.715%, 01/20/2034(a)	7,000	7,019,559
PEAC Solutions Receivables LLC Series 2024-2A, Class A2 4.74%, 04/20/2027(a)	1,246	1,247,145
RCKT Trust Series 2025-1A, Class A 4.90%, 07/25/2034(a)	3,282	3,287,783
Reach ABS Trust Series 2026-1A, Class A 4.32%, 02/15/2033(a)	2,333	2,333,199
Series 2026-2A, Class A 4.34%, 02/15/2035(a)	3,000	2,999,994
Service Experts Issuer LLC Series 2024-1A, Class A 6.39%, 11/20/2035(a)	3,137	3,196,661
Upgrade Master Pass-Thru Trust Series 2025-ST5, Class A 4.794%, 09/15/2032(a)	3,312	3,314,454
Upstart Securitization Trust Series 2024-1, Class A 5.33%, 11/20/2034(a)	1,097	1,099,118
Verdant Receivables 2023-1 LLC Series 2023-1A, Class A2 6.24%, 01/13/2031(a)	391	396,233
VFI ABS LLC Series 2025-1A, Class A 4.78%, 06/24/2030(a)	3,909	3,917,076

		43,206,143

ABFunds.com	AB Active ETFs, Inc. 65

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Credit Cards - Fixed Rate – 0.4%
Mission Lane Credit Card Master Trust Series 2024-B, Class A 5.88%, 01/15/2030(a)	$5,900	$5,918,042

Total Asset-Backed Securities (cost $103,145,230)		102,443,036

	Shares
SHORT-TERM INVESTMENTS – 16.2%
Investment Companies – 2.1%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.46%(h)(i)(j) (cost $31,259,738)	31,259,738	31,259,738

	Principal Amount (000)
Commercial Paper – 14.1%
BAT International Finance PLC Zero Coupon, 06/08/2026(a)	$3,700	3,695,956
Becton Dickinson & Co. Zero Coupon, 06/05/2026(a)	7,400	7,394,360
Boston Scientific Corp. Zero Coupon, 06/12/2026(a)	7,400	7,388,622
Charles Schwab Corp. (The) Zero Coupon, 06/05/2026(a)	7,300	7,294,819
Zero Coupon, 07/28/2026(a)	2,000	1,987,467
CRH America Finance, Inc. Zero Coupon, 06/24/2026(a)	4,000	3,988,413
Dominion Energy, Inc. Zero Coupon, 06/17/2026(a)	7,400	7,384,544
eBay, Inc. Zero Coupon, 09/17/2026(a)	7,400	7,306,817
Fidelity National Information Services, Inc. Zero Coupon, 06/03/2026(a)	7,400	7,395,986
General Motors Financial Co., Inc. Zero Coupon, 07/10/2026(a)	9,000	8,957,286
Glencore Funding LLC Zero Coupon, 06/22/2026(a)	7,300	7,280,806
HCA, Inc. Zero Coupon, 08/13/2026(a)	5,500	5,448,609
Healthpeak Properties, Inc. Zero Coupon, 06/17/2026(a)	7,400	7,384,349
Honeywell International, Inc. Zero Coupon, 06/05/2026(a)	4,200	4,196,954

66 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

HSBC USA, Inc. Zero Coupon, 08/06/2026(a)	$2,250	$2,233,242
Zero Coupon, 09/16/2026(a)	2,819	2,785,177
Hyundai Capital America Zero Coupon, 06/04/2026(a)	3,000	2,998,084
Intesa Sanpaolo Funding LLC Zero Coupon, 11/20/2026	14,000	13,711,671
Macquarie Group Ltd. Zero Coupon, 06/02/2026	7,200	7,196,881
Zero Coupon, 06/05/2026	14,600	14,588,872
Marriott International, Inc./MD Zero Coupon, 06/23/2026(a)	6,000	5,983,076
Marsh & McLennan Cos., Inc. Zero Coupon, 06/11/2026(a)	7,400	7,389,448
McCormick & Co., Inc./MD Zero Coupon, 06/16/2026(a)	7,400	7,385,301
Mondelez International, Inc. Zero Coupon, 06/15/2026(a)	6,750	6,737,544
ONE Gas, Inc. Zero Coupon, 06/02/2026(a)	6,030	6,027,355
ONEOK, Inc. Zero Coupon, 06/08/2026(a)	5,000	4,994,505
RWE AG Zero Coupon, 06/23/2026(a)	8,342	8,318,968
Sherwin-Williams Co. (The) Zero Coupon, 06/09/2026(a)	7,300	7,291,604
VW Credit, Inc. Zero Coupon, 08/17/2026(a)	3,611	3,577,806
Zero Coupon, 09/08/2026(a)	3,500	3,458,826
Western Union Co. (The) Zero Coupon, 06/15/2026(a)	7,300	7,286,322
Westpac Banking Corp. Zero Coupon, 01/29/2027(a)	7,105	6,914,639

Total Commercial Paper (cost $206,090,788)		205,984,309

Total Short-Term Investments (cost $237,350,526)		237,244,047

Total Investments – 99.6% (cost $1,458,672,016)		1,457,915,837
Other assets less liabilities – 0.4%		6,444,473

Net Assets – 100.0%		$1,464,360,310

ABFunds.com	AB Active ETFs, Inc. 67

PORTFOLIO OF INVESTMENTS (continued)

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr (CBT) Futures	437	September 2026	$90,267,813	$134,571
U.S. T-Note 5 Yr (CBT) Futures	320	September 2026	34,307,500	118,750

				$253,321

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At May 31, 2026, the aggregate market value of these securities amounted to $359,844,003 or 24.6% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at May 31, 2026.

(c)	Non-income producing security.

(d)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.18% of net assets as of May 31, 2026, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Tricolor Auto Securitization Trust Series 2024-1A, Class A 6.61%, 10/17/2027	01/25/2024	$423,527	$398,805	0.03%
Tricolor Auto Securitization Trust Series 2024-2A, Class A 6.36%, 12/15/2027	05/14/2024	368,982	344,999	0.02%
Tricolor Auto Securitization Trust Series 2024-3A, Class A 5.22%, 06/15/2028	10/07/2024	784,858	682,849	0.05%
Tricolor Auto Securitization Trust Series 2025-1A, Class A 4.94%, 02/15/2029	03/11/2025	2,015,241	1,227,504	0.08%

(e)	Fair valued by the Adviser.

(f)	Defaulted.

(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(h)	The rate shown represents the 7-day yield as of period end.

(i)	Affiliated investments.

(j)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

Glossary:

ABS – Asset-Backed Securities

CBT – Chicago Board of Trade

CME – Chicago Mercantile Exchange

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

68 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS

AB HIGH YIELD ETF

May 31, 2026 (unaudited)

		Principal Amount (000)	U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 76.6%
Industrial – 67.0%
Basic – 4.6%
Alcoa Nederland Holding BV 4.125%, 03/31/2029(a)	U.S.$	1,735	$1,691,261
ASP Unifrax Holdings, Inc. 7.10% (7.10% Cash or 5.85% Cash and 1.25% PIK), 09/30/2029(a)(b)		282	3,549
11.175% (10.425% Cash or 11.175% PIK or 6.425% Cash and 4.75% PIK), 09/30/2029(a)(b)(c)		715	291,530
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75%, 06/15/2027(a)		234	233,221
Capstone Copper Corp. 6.75%, 03/31/2033(a)		130	132,545
Celanese US Holdings LLC 7.379%, 07/15/2032(c)		806	847,960
7.70%, 11/15/2033(c)		1,369	1,470,484
Cerdia Finanz GmbH 9.375%, 10/03/2031(a)		200	177,058
Compass Minerals International, Inc. 8.00%, 07/01/2030(a)		145	152,862
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125%, 06/15/2028(a)		1,519	1,519,349
Element Solutions, Inc. 3.875%, 09/01/2028(a)		235	229,097
Fortescue Treasury Pty Ltd. 4.50%, 09/15/2027(a)		230	228,880
GPD Cos., Inc. 12.50% (12.50% Cash and 2.375% PIK), 12/31/2029(a)(b)		49	33,787
Huntsman International LLC 4.50%, 05/01/2029		278	269,154
INEOS Finance PLC 7.25%, 03/31/2031(a)	EUR	355	404,374
Ingevity Corp. 3.875%, 11/01/2028(a)	U.S.$	591	570,545
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2023(d)(e)(f)(g)(h)		60	– 0	–
Methanex Corp. 5.125%, 10/15/2027		100	100,061
5.25%, 12/15/2029		67	66,886
Novelis Corp. 4.75%, 01/30/2030(a)		868	837,438

ABFunds.com	AB Active ETFs, Inc. 69

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Olin Corp. 5.00%, 02/01/2030	U.S.$	1,781	$1,729,476
Olympus Water US Holding Corp. 6.75%, 08/01/2032(a)		327	319,541
7.25%, 06/15/2031(a)		310	314,721
7.25%, 02/15/2033(a)		400	394,956
Rain Carbon, Inc. 12.25%, 09/01/2029(a)		64	67,946
Roller Bearing Co. of America, Inc. 4.375%, 10/15/2029(a)		408	399,057
SK Invictus Intermediate II SARL 5.00%, 10/30/2029(a)		267	261,708
Skeena Resources Ltd. 8.50%, 04/01/2031(a)		312	327,734
Sword Purchaser LLC 8.25%, 04/15/2033(a)		833	857,998
Vibrantz Technologies, Inc. 9.00%, 02/28/2031(e)		2	1,194
WR Grace Holdings LLC 5.625%, 08/15/2029(a)		136	130,304
6.625%, 08/15/2032(a)		1,087	1,078,739
7.00%, 08/01/2033(a)		799	792,456

			15,935,871

Capital Goods – 5.6%
Arcosa, Inc. 6.875%, 08/15/2032(a)		375	388,526
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 5.00%, 01/30/2031(a)	EUR	177	206,726
Artera Services LLC 8.50%, 02/15/2031(a)	U.S.$	93	84,695
Biffa Group Holdings Ltd. 5.25%, 06/15/2031(a)	EUR	358	412,345
Bombardier, Inc. 7.45%, 05/01/2034(a)	U.S.$	1,264	1,392,347
8.75%, 11/15/2030(a)		1,007	1,068,910
Calderys Financing LLC 11.25%, 06/01/2028(a)		307	317,945
Camelot Return Merger Sub, Inc. 8.75%, 08/01/2028(a)		798	488,296
Clean Harbors, Inc. 6.375%, 02/01/2031(a)		294	298,725
Columbus McKinnon Corp./NY 7.125%, 02/01/2033(a)		1,560	1,580,405
Cornerstone Building Brands, Inc. 9.5%, 08/15/2029(a)		120	73,252
Dycom Industries, Inc. 4.50%, 04/15/2029(a)		91	89,377

70 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Efesto Bidco SpA Efesto US LLC Series XR 7.50%, 02/15/2032(a)	U.S.$	1,339	$1,312,675
EnerSys 4.375%, 12/15/2027(a)		80	79,437
Esab Corp. 6.25%, 04/15/2029(a)		1,529	1,557,286
GFL Environmental, Inc. 4.00%, 08/01/2028(a)		50	48,858
4.375%, 08/15/2029(a)		438	426,305
Goat Holdco LLC 6.75%, 02/01/2032(a)		840	855,372
Griffon Corp. 5.75%, 03/01/2028		408	407,976
Luna 2 5SARL 5.50%, 07/01/2032(a)	EUR	125	146,318
Maxam Prill SARL 7.75%, 07/15/2030(a)	U.S.$	483	498,760
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75%, 04/01/2032(a)		353	347,356
MIWD Holdco II LLC/MIWD Finance Corp. 5.50%, 02/01/2030(a)		1,358	1,268,915
Mueller Water Products, Inc. 4.00%, 06/15/2029(a)		1,288	1,244,453
Solaris Energy Infrastructure LLC 6.375%, 05/15/2031(a)		324	329,103
Terex Corp. 5.00%, 05/15/2029(a)		178	176,393
TransDigm, Inc. 6.375%, 03/01/2029(a)		2,681	2,734,271
6.75%, 08/15/2028(a)		690	698,963
WESCO Distribution, Inc. 5.25%, 04/15/2031(a)		663	657,723
7.25%, 06/15/2028(a)		124	124,206

			19,315,919

Communications - Media – 7.1%
AMC Global Media, Inc. 10.50%, 07/15/2032(a)		176	182,123
Arches Buyer, Inc. 6.125%, 12/01/2028(a)		617	597,768
CCO Holdings LLC/CCO Holdings Capital Corp. 7.375%, 03/01/2031(a)		231	234,241
7.375%, 02/01/2036(a)		1,791	1,748,303
Clear Channel Outdoor Holdings, Inc. 7.125%, 02/15/2031(a)		445	460,059
CompoSecure Holdings LLC 5.625%, 02/01/2033(a)		211	204,818

ABFunds.com	AB Active ETFs, Inc. 71

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

CSC Holdings LLC 4.50%, 11/15/2031(a)	U.S.$	199	$111,237
4.625%, 12/01/2030(a)		678	162,550
5.375%, 02/01/2028(a)		298	188,819
5.50%, 04/15/2027(a)		356	256,320
5.75%, 01/15/2030(a)		400	99,476
6.50%, 02/01/2029(a)		351	207,244
7.50%, 04/01/2028(a)		200	66,822
11.25%, 05/15/2028(a)		449	298,985
11.75%, 01/31/2029(a)		505	318,887
DIRECTV Financing LLC 8.875%, 02/01/2030(a)		347	356,487
DIRECTV Financing LLC/Directv Financing Co-Obligor, Inc. 5.875%, 08/15/2027(a)		63	63,115
10.00%, 02/15/2031(a)		725	758,792
Discovery Global Holdings, Inc. 4.279%, 03/15/2032		487	430,367
5.05%, 03/15/2042		2,151	1,539,643
5.141%, 03/15/2052		147	91,891
DISH DBS Corp. 5.125%, 06/01/2029		687	621,790
5.25%, 12/01/2026(a)		1,276	1,271,508
5.75%, 12/01/2028(a)		1,869	1,831,900
7.375%, 07/01/2028		214	207,770
EchoStar Corp. 6.75% (6.75% Cash or 6.75% PIK), 11/30/2030(b)(c)		746	763,458
10.75%, 11/30/2029		689	749,320
EW Scripps Co. (The) 9.88%, 08/15/2030(a)		201	192,138
Gray Media, Inc. 4.75%, 10/15/2030(a)		185	139,671
5.375%, 11/15/2031(a)		17	12,190
7.25%, 08/15/2033(a)		311	308,412
9.63%, 07/15/2032(a)		676	666,232
iHeartCommunications, Inc. 9.125%, 05/01/2029(a)		232	224,884
LCPR Senior Secured Financing DAC 5.125%, 07/15/2029(a)		654	408,868
6.75%, 10/15/2027(a)		400	259,080
McGraw-Hill Education, Inc. 5.75%, 08/01/2028(a)		1,824	1,814,661
Midcontinent Communications 8.00%, 08/15/2032(a)		141	133,290
National CineMedia, Inc. 5.75%, 08/15/2026(d)(f)(h)(i)		21	– 0	–

72 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Paramount Global 6.375%, 03/30/2062	U.S.$	385	$325,090
Sinclair Television Group, Inc. 5.50%, 03/01/2030(a)		48	42,761
8.125%, 02/15/2033(a)		535	549,049
Sirius XM Radio LLC 4.00%, 07/15/2028(a)		338	329,192
4.125%, 07/01/2030(a)		1,907	1,795,650
Snap, Inc. 6.875%, 03/15/2034(a)		377	371,319
Summer BC Holdco B SARL 5.875%, 02/15/2030(a)	EUR	113	116,001
Veritiv Operating Co. 10.50%, 11/30/2030(a)	U.S.$	199	204,190
Versant Media Group, Inc. 7.25%, 01/30/2031(a)		1,379	1,432,271
Virgin Media Finance PLC 5.00%, 07/15/2030(a)		832	683,197
Virgin Media O2 Vendor Financing Notes VI DAC 8.50%, 03/15/2033(a)		578	499,860

			24,331,699

Communications - Telecommunications – 2.1%
Altice Financing SA 5.75%, 08/15/2029(a)		261	189,155
Altice France Lux 3/Altice Holdings 1 10.00%, 01/15/2033(e)		50	49,191
Altice France SA 6.50%, 04/15/2032(a)		488	474,356
6.875%, 10/15/2030(a)		507	496,535
6.875%, 07/15/2032(a)		564	549,953
9.5%, 11/01/2029(a)		270	274,498
APLD ComputeCo 2 LLC 6.75%, 03/15/2031(a)		707	712,486
Connect Finco SARL/Connect US Finco LLC 9.00%, 09/15/2029(a)		200	211,112
Core Scientific Finance I LLC 7.75%, 05/15/2031(a)		366	374,542
Edged Compute LLC 7.50%, 04/30/2031(a)		292	292,861
Fibercop SpA 6.00%, 09/30/2034(a)		640	616,422
7.20%, 07/18/2036(a)		564	565,715
7.721%, 06/04/2038(a)		606	611,278
GCI LLC 4.75%, 10/15/2028(a)		200	193,046
Iliad Holding SAS 8.50%, 04/15/2031(a)		288	305,127

ABFunds.com	AB Active ETFs, Inc. 73

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Viasat, Inc. 6.50%, 07/15/2028(a)	U.S.$	22	$21,996
7.50%, 05/30/2031(a)		128	129,318
Vmed O2 UK Financing I PLC 4.25%, 01/31/2031(a)		238	199,011
4.75%, 07/15/2031(a)		200	168,960

			6,435,562

Consumer Cyclical - Automotive – 2.8%
Adient Global Holdings Ltd. 7.50%, 02/15/2033(a)		96	99,543
8.25%, 04/15/2031(a)		928	966,828
Aston Martin Capital Holdings Ltd. 10.00%, 03/31/2029(a)		1,270	1,032,497
Clarios Global LP/Clarios US Finance Co. 6.75%, 09/15/2032(a)		170	174,179
Cooper-Standard Automotive, Inc. 9.25%, 03/01/2031(a)		315	318,459
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024(d)(e)(f)(h)(i)		32	– 0	–
Exide Technologies (First Lien) 11.00%, 10/31/2024(d)(e)(f)(h)(i)		13	– 0	–
Goodyear Tire & Rubber Co. (The) 5.00%, 07/15/2029		676	645,621
5.25%, 07/15/2031		528	468,811
5.625%, 04/30/2033		426	371,080
6.625%, 07/15/2030		382	373,157
IHO Verwaltungs GmbH 6.75% (6.75% Cash or 7.50% PIK), 11/15/2029(a)(b)	EUR	144	175,626
7.75% (7.75% Cash or 8.50% PIK), 11/15/2030(a)(b)	U.S.$	200	206,724
JB Poindexter & Co., Inc. 8.75%, 12/15/2031(a)		150	154,240
Nissan Motor Acceptance Co. LLC 2.75%, 03/09/2028(a)		211	200,539
6.125%, 09/30/2030(a)		153	151,158
7.05%, 09/15/2028(a)		1,833	1,881,520
Nissan Motor Co., Ltd. 4.81%, 09/17/2030(a)		1,262	1,182,343
PM General Purchaser LLC 9.5%, 10/01/2028(a)		525	468,011
Tenneco, Inc. 8.00%, 11/17/2028(a)		814	818,534
Titan International, Inc. 7.00%, 04/30/2028		17	16,990

			9,705,860

74 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Entertainment – 1.5%
Live Nation Entertainment, Inc. 6.50%, 05/15/2027(a)	U.S.$	262	$262,356
NCL Corp., Ltd. 5.875%, 01/15/2031(a)		1,684	1,627,148
6.75%, 02/01/2032(a)		640	634,611
7.75%, 02/15/2029(a)		315	329,317
Patrick Industries, Inc. 6.375%, 11/01/2032(a)		162	161,789
SeaWorld Parks & Entertainment, Inc. 5.25%, 08/15/2029(a)		1,377	1,339,504
Six Flags Entertainment Corp. 7.25%, 05/15/2031(a)		194	193,587
Viking Cruises Ltd. 5.875%, 10/15/2033(a)		196	196,063
7.00%, 02/15/2029(a)		50	50,218
9.125%, 07/15/2031(a)		121	127,205

			4,921,798

Consumer Cyclical - Other – 6.7%
Affinity Interactive 6.875%, 12/15/2027(a)		59	34,603
Allwyn Entertainment Financing UK PLC 7.875%, 04/30/2029(a)		438	452,055
AmeriTex HoldCo Intermediate LLC 7.625%, 08/15/2033(a)		634	659,956
Ashton Woods USA LLC/Ashton Woods Finance Co. 6.875%, 08/01/2033(a)		216	211,531
Banijay Gaming SAS 5.125%, 12/10/2031(a)	EUR	243	286,793
Boyne USA, Inc. 4.75%, 05/15/2029(a)	U.S.$	755	744,392
Builders FirstSource, Inc. 5.00%, 03/01/2030(a)		1,667	1,626,659
6.375%, 06/15/2032(a)		531	535,821
Caesars Entertainment, Inc. 6.00%, 10/15/2032(a)		124	111,009
CD&R Smokey Buyer, Inc./Radio Systems Corp. 9.5%, 10/15/2029(a)		222	133,251
Century Communities, Inc. 3.875%, 08/15/2029(a)		227	214,290
Churchill Downs, Inc. 4.75%, 01/15/2028(a)		624	618,141
5.50%, 04/01/2027(a)		106	106,066
Cirsa Finance International SARL 6.50%, 03/15/2029(a)	EUR	220	265,714
CP Atlas Buyer, Inc. 9.75%, 07/15/2030(a)	U.S.$	790	743,256

ABFunds.com	AB Active ETFs, Inc. 75

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Great Canadian Gaming Corp./Raptor LLC 8.75%, 11/15/2029(a)	U.S.$	1,469	$1,445,584
Hilton Domestic Operating Co., Inc. 3.75%, 05/01/2029(a)		729	705,184
5.875%, 04/01/2029(a)		419	425,184
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 4.875%, 07/01/2031(a)		592	553,017
5.00%, 06/01/2029(a)		1,093	1,063,587
6.625%, 01/15/2032(a)		211	214,804
Jacobs Entertainment, Inc. 6.75%, 02/15/2029(a)		100	98,201
Marriott Ownership Resorts, Inc. 4.50%, 06/15/2029(a)		1,371	1,323,193
6.50%, 10/01/2033(a)		249	243,968
Masterbrand, Inc. 7.00%, 07/15/2032(a)		1,488	1,484,399
MGM Resorts International 6.125%, 09/15/2029		994	1,008,174
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC 8.25%, 04/15/2030(a)		311	324,892
11.875%, 04/15/2031(a)		290	315,056
Pioneer Opco LLC 7.00%, 05/15/2033(a)		146	149,162
Standard Building Solutions, Inc. 5.875%, 03/15/2034(a)		80	77,996
6.25%, 08/01/2033(a)		380	380,274
6.50%, 08/15/2032(a)		415	420,735
Standard Industries, Inc./NY 3.375%, 01/15/2031(a)		227	206,629
4.375%, 07/15/2030(a)		996	949,049
4.75%, 01/15/2028(a)		779	775,346
Station Casinos LLC 4.50%, 02/15/2028(a)		290	285,853
Taylor Morrison Communities, Inc. 5.75%, 01/15/2028(a)		434	438,006
Thor Industries, Inc. 4.00%, 10/15/2029(a)		295	278,890
Travel & Leisure Co. 4.50%, 12/01/2029(a)		478	461,284
4.625%, 03/01/2030(a)		12	11,536
6.00%, 04/01/2027(c)		55	55,147
6.25%, 06/01/2031(a)		1,191	1,197,813
Wyndham Hotels & Resorts, Inc. 4.375%, 08/15/2028(a)		1,487	1,466,182

			23,102,682

76 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Restaurants – 0.7%
1011778 BC ULC/New Red Finance, Inc. 4.00%, 10/15/2030(a)	U.S.$	366	$347,103
4.375%, 01/15/2028(a)		1,363	1,349,997
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc. 9.5%, 07/01/2032(a)		104	94,660
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. 4.625%, 01/15/2029(a)		404	393,860
Papa John’s International, Inc. 3.875%, 09/15/2029(a)		22	21,136
Yum! Brands, Inc. 3.625%, 03/15/2031		355	330,296

			2,537,052

Consumer Cyclical - Retailers – 5.7%
Advance Auto Parts, Inc. 7.00%, 08/01/2030(a)		1,856	1,907,523
Arko Corp. 5.125%, 11/15/2029(a)		44	40,233
Asbury Automotive Group, Inc. 4.625%, 11/15/2029(a)		1,258	1,222,285
Beach Acquisition Bidco LLC 5.25%, 07/15/2032(a)	EUR	229	268,747
Boots Group Finco LP 5.375%, 08/31/2032(a)		421	503,588
Carvana Co. 5.50%, 04/15/2027(a)	U.S.$	39	38,432
9.00%, 06/01/2030(a)(b)(c)		824	854,916
9.00%, 06/01/2031(a)(b)(c)		1,093	1,207,478
Champ Acquisition Corp. 8.375%, 12/01/2031(a)		68	71,429
FirstCash, Inc. 4.625%, 09/01/2028(a)		445	438,903
6.875%, 03/01/2032(a)		839	863,650
Gap, Inc. (The) 3.625%, 10/01/2029(a)		1,416	1,328,420
3.875%, 10/01/2031(a)		260	237,900
Gee Automotive Holdings LLC 7.25%, 03/01/2031(a)		323	326,282
Global Auto Holdings Ltd./AAG FH UK Ltd. 8.375%, 01/15/2029(a)		318	309,541
8.75%, 01/15/2032(a)		668	628,568
11.50%, 08/15/2029(a)		255	264,545
Group 1 Automotive, Inc. 4.00%, 08/15/2028(a)		882	857,886
LCM Investments Holdings II LLC 4.875%, 05/01/2029(a)		1,703	1,663,456

ABFunds.com	AB Active ETFs, Inc. 77

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Murphy Oil USA, Inc. 4.75%, 09/15/2029	U.S.$	150	$147,477
Park River Holdings, Inc. 8.00%, 03/15/2031(a)		152	153,897
Penske Automotive Group, Inc. 3.75%, 06/15/2029		715	684,870
PetSmart LLC/PetSmart Finance Corp. 7.50%, 09/15/2032(a)		1,084	1,092,217
QXO Building Products, Inc. 6.75%, 04/30/2032(a)		793	808,273
Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029(a)		1,331	1,230,297
Staples, Inc. 10.75%, 09/01/2029(a)		1,120	1,065,456
12.75%, 01/15/2030(a)		254	193,349
William Carter Co. (The) 7.375%, 02/15/2031(a)		396	409,599

			18,819,217

Consumer Non-Cyclical – 7.7%
Acadia Healthcare Co., Inc. 5.00%, 04/15/2029(a)		150	146,914
Bausch & Lomb Corp. 8.375%, 10/01/2028(a)		832	861,170
Bausch Health Americas, Inc. 8.50%, 01/31/2027(a)		59	58,699
Bausch Health Cos., Inc. 4.875%, 06/01/2028(a)		261	241,495
11.00%, 09/30/2028(a)		622	648,385
CHS/Community Health Systems, Inc. 4.75%, 02/15/2031(a)		98	89,987
5.25%, 05/15/2030(a)		1,937	1,826,223
6.00%, 01/15/2029(a)		20	19,820
6.875%, 04/15/2029(a)		423	417,797
9.75%, 01/15/2034(a)		250	262,275
10.875%, 01/15/2032(a)		864	931,116
CVS Health Corp. 6.75%, 12/10/2054		33	34,371
7.00%, 03/10/2055		495	516,379
DaVita, Inc. 4.625%, 06/01/2030(a)		237	230,262
Embecta Corp. 5.00%, 02/15/2030(a)		1,376	1,066,469
Emergent BioSolutions, Inc. 3.875%, 08/15/2028(a)		747	675,811
Fiesta Purchaser, Inc. 7.875%, 03/01/2031(a)		101	101,706

78 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Froneri Lux FinCo SARL 6.00%, 08/01/2032(a)	U.S.$	200	$195,048
Genmab A/S/Genmab Finance LLC 7.25%, 12/15/2033(a)		163	169,584
Grifols SA 3.875%, 10/15/2028(a)	EUR	312	361,398
4.75%, 10/15/2028(a)	U.S.$	469	461,777
Gruppo San Donato SpA 6.50%, 10/31/2031(a)	EUR	335	377,246
Insulet Corp. 6.50%, 04/01/2033(a)	U.S.$	414	421,195
IQVIA, Inc. 5.00%, 10/15/2026(a)		400	399,736
5.00%, 05/15/2027(a)		197	196,935
Kedrion SpA 6.50%, 09/01/2029(a)		350	345,023
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc. 9.00%, 02/15/2029(a)		206	215,324
LifePoint Health, Inc. 9.88%, 08/15/2030(a)		632	669,345
10.00%, 06/01/2032(a)		261	266,985
Mehilainen Yhtiot Oy 5.125%, 06/30/2032(a)	EUR	261	304,473
ModivCare, Inc. 5.00%, 10/01/2029(c)(d)(e)(f)(j)	U.S.$	459	597
MPH Acquisition Holdings LLC 5.75%, 12/31/2030(a)		291	234,036
6.75% (6.00% Cash and 0.75% PIK), 03/31/2031(a)(b)(c)		303	185,168
11.50% (6.50% Cash and 5.00% PIK), 12/31/2030(a)(b)(c)		144	132,002
Neogen Food Safety Corp. 8.625%, 07/20/2030(a)		111	116,411
Newell Brands, Inc. 8.50%, 06/01/2028(a)		310	323,879
Organon & Co./Organon Foreign Debt Co-Issuer BV 4.125%, 04/30/2028(a)		865	854,533
5.125%, 04/30/2031(a)		200	198,236
7.875%, 05/15/2034(a)		440	472,010
Paradigm Parent LLC & Paradigm Parent CO-Issuer, Inc. 8.75%, 04/17/2032(a)		1,385	1,268,771
Perrigo Finance Unlimited Co. 5.15%, 06/15/2030(c)		317	303,879
Post Holdings, Inc. 6.25%, 02/15/2032(a)		107	108,734

ABFunds.com	AB Active ETFs, Inc. 79

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Select Medical Corp. 6.25%, 12/01/2032(a)	U.S.$	1,426	$1,387,740
Surgery Center Holdings, Inc. 7.25%, 04/15/2032(a)		1,538	1,543,029
TEAM Services Holding, Inc. 9.00%, 02/15/2033(a)		146	147,063
Tenet Healthcare Corp. 4.25%, 06/01/2029		1,739	1,695,595
4.375%, 01/15/2030		697	674,564
US Foods, Inc. 4.75%, 02/15/2029(a)		1,838	1,814,749
6.875%, 09/15/2028(a)		208	213,194
Whirlpool Corp. 6.125%, 06/15/2030		1,479	1,392,183

			25,579,321

Energy – 9.2%
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 5.875%, 06/30/2029(a)		132	131,809
BKV Upstream Midstream LLC 7.50%, 10/15/2030(a)		104	105,368
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.00%, 07/15/2029(a)		605	622,612
7.25%, 07/15/2032(a)		920	955,705
Buckeye Partners LP 6.75%, 02/01/2030(a)		190	196,739
6.875%, 07/01/2029(a)		358	369,080
California Resources Corp. 7.00%, 01/15/2034(a)		154	155,267
8.25%, 06/15/2029(a)		150	156,426
Caturus Energy LLC 8.50%, 02/15/2030(a)		100	104,575
Chord Energy Corp. 6.00%, 10/01/2030(a)		850	860,225
6.75%, 03/15/2033(a)		848	871,456
CITGO Petroleum Corp. 8.375%, 01/15/2029(a)		227	233,844
CNX Resources Corp. 7.25%, 03/01/2032(a)		1,234	1,275,080
7.375%, 01/15/2031(a)		334	342,794
Comstock Resources, Inc. 5.875%, 01/15/2030(a)		224	211,725
6.75%, 03/01/2029(a)		1,180	1,159,539
CQP Holdco LP/BIP-V Chinook Holdco LLC 5.50%, 06/15/2031(a)		1,588	1,564,545
Crescent Energy Finance LLC 7.375%, 01/15/2033(a)		448	455,164
7.625%, 04/01/2032(a)		28	28,683

80 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Delek Logistics Partners LP/Delek Logistics Finance Corp. 7.375%, 06/30/2033(a)	U.S.$	378	$390,175
8.625%, 03/15/2029(a)		857	892,471
Ferrellgas LP/Ferrellgas Finance Corp. 9.25%, 01/15/2031(a)		860	905,976
Genesis Energy LP/Genesis Energy Finance Corp. 7.875%, 05/15/2032		441	457,934
8.00%, 05/15/2033		796	835,139
Global Partners LP/GLP Finance Corp. 8.25%, 01/15/2032(a)		1,529	1,603,416
Gulfport Energy Operating Corp. 6.75%, 09/01/2029(a)		226	231,944
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75%, 02/01/2029(a)		1,162	1,159,362
6.00%, 04/15/2030(a)		530	527,000
6.00%, 02/01/2031(a)		324	319,574
Ithaca Energy North Sea PLC 8.125%, 10/15/2029(a)		200	208,000
Kraken Oil & Gas Partners LLC 7.625%, 08/15/2029(a)		68	69,026
Matador Resources Co. 6.50%, 04/15/2032(a)		851	861,884
Nabors Industries, Inc. 9.125%, 01/31/2030(a)		223	233,720
NFE Financing LLC 12.00%, 11/15/2029(d)(e)(j)		1,012	440,567
Northern Oil & Gas, Inc. 8.75%, 06/15/2031(a)		266	276,281
NuStar Logistics LP 5.625%, 04/28/2027		1,036	1,039,512
6.375%, 10/01/2030		101	104,873
PBF Holding Co. LLC/PBF Finance Corp. 7.25%, 06/01/2034(a)		342	340,444
7.875%, 09/15/2030(a)		39	39,920
9.88%, 03/15/2030(a)		357	381,647
Saturn Oil & Gas, Inc. 9.63%, 06/15/2029(a)		129	135,133
SM Energy Co. 6.75%, 08/01/2029(a)		1,646	1,687,084
8.625%, 11/01/2030(a)		113	119,475
9.63%, 06/15/2033(a)		459	510,761
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.00%, 06/01/2031(a)		237	227,300
Sunoco LP 4.625%, 05/01/2030(a)		682	662,161
5.375%, 07/15/2031(a)		137	136,212

ABFunds.com	AB Active ETFs, Inc. 81

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

6.625%, 08/15/2032(a)	U.S.$	650	$663,578
7.875%, 09/18/2030(a)(k)		261	272,664
Sunoco LP/Sunoco Finance Corp. 4.50%, 04/30/2030		352	341,750
5.875%, 03/15/2028		16	16,026
Superior Plus LP/Superior General Partner, Inc. 4.50%, 03/15/2029(a)		130	125,957
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 5.50%, 01/15/2028(a)		1	1,000
7.375%, 02/15/2029(a)		290	299,448
Talos Production, Inc. 9.00%, 02/01/2029(a)		55	57,406
9.375%, 02/01/2031(a)		1,361	1,445,015
TGNR Intermediate Holdings LLC 5.50%, 10/15/2029(a)		427	420,723
Transocean Aquila Ltd. 8.00%, 09/30/2028(a)		69	70,532
Transocean International Ltd. 7.875%, 10/15/2032(a)		116	123,612
8.75%, 02/15/2030(a)		187	195,193
Trident Energy Finance PLC 12.50%, 11/30/2029(a)		200	213,344
Venture Global LNG, Inc. 8.125%, 06/01/2028(a)		315	321,801
8.375%, 06/01/2031(a)		140	145,670
9.00%, 09/30/2029(a)(k)		320	316,115
9.88%, 02/01/2032(a)		1,133	1,211,744
Vermilion Energy, Inc. 6.875%, 05/01/2030(a)		32	32,295
Viridien 10.00%, 10/15/2030(a)		200	213,622
Wildfire Intermediate Holdings LLC 7.50%, 10/15/2029(a)		78	80,099

			31,165,221

Other Industrial – 0.7%
American Builders & Contractors Supply Co., Inc. 3.875%, 11/15/2029(a)		27	25,671
Belden, Inc. 3.375%, 07/15/2031(a)	EUR	153	172,337
Dealer Tire LLC/DT Issuer LLC 8.00%, 02/01/2028(a)	U.S.$	603	596,289
Fluor Corp. 4.25%, 09/15/2028		130	127,633
Multiversity SpA 6.40% (EURIBOR 3 Month + 4.25%), 05/17/2031(a)(l)	EUR	100	117,605
7.125%, 05/17/2031(a)		125	152,268

82 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

RB Global Holdings, Inc. 7.75%, 03/15/2031(a)	U.S.$	337	$349,924
Velocity Vehicle Group LLC 8.00%, 06/01/2029(a)		1,182	1,167,568

			2,709,295

Services – 4.8%
ADT Security Corp. (The) 4.125%, 08/01/2029(a)		1,007	966,650
Allied Universal Holdco LLC 7.875%, 02/15/2031(a)		1,223	1,278,536
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.875%, 06/15/2030(a)		85	86,910
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.625%, 06/01/2028(a)		1,398	1,377,003
4.875%, 06/01/2028(a)	GBP	100	132,291
Angi Group LLC 3.875%, 08/15/2028(a)	U.S.$	1,577	1,395,724
APi Group DE, Inc. 5.75%, 06/01/2034(a)		329	327,148
Belron UK Finance PLC 5.75%, 10/15/2029(a)		1,393	1,404,632
Clarivate Science Holdings Corp. 4.875%, 07/01/2029(a)		1,079	986,972
Deepocean Ltd. 6.00%, 04/08/2031(a)	EUR	221	264,733
Garda World Security Corp. 6.00%, 06/01/2029(a)	U.S.$	1,450	1,419,840
8.25%, 08/01/2032(a)		518	531,059
8.375%, 11/15/2032(a)		124	128,586
ION Platform Finance US, Inc./ION Platform Finance SARL 4.625%, 05/01/2028(a)		30	27,944
5.00%, 05/01/2028(a)		42	39,269
5.75%, 05/15/2028(a)		62	58,815
8.75%, 05/01/2029(a)		200	184,448
Match Group Holdings II LLC 3.625%, 10/01/2031(a)		387	346,976
Monitronics International, Inc. 9.125%, 04/01/2020(d)(f)(h)(i)		14	– 0	–
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.375%, 08/31/2027(a)		696	682,400
Rakuten Group, Inc. 9.75%, 04/15/2029(a)		542	592,623
Raven Acquisition Holdings LLC 6.875%, 11/15/2031(a)		1,707	1,673,218

ABFunds.com	AB Active ETFs, Inc. 83

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Sabre GLBL, Inc. 10.75%, 11/15/2029(a)	U.S.$	238	$214,350
10.75%, 03/15/2030(a)		303	268,925
11.125%, 07/15/2030(a)		927	826,281
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 5.50%, 05/15/2033(a)	EUR	412	472,966
Techem Verwaltungsgesellschaft 675 mbH 5.375%, 07/15/2029(a)		178	213,120
Wand NewCo 3, Inc. 7.625%, 01/30/2032(a)	U.S.$	200	206,860

			16,108,279

Technology – 5.0%
Almaviva-The Italian Innovation Co. SpA 5.00%, 10/30/2030(a)	EUR	206	233,512
AthenaHealth Group, Inc. 6.50%, 02/15/2030(a)	U.S.$	28	26,992
Cloud Software Group, Inc. 6.50%, 03/31/2029(a)		1,371	1,362,719
6.625%, 08/15/2033(a)		153	139,306
8.25%, 06/30/2032(a)		861	845,399
Consensus Cloud Solutions, Inc. 6.50%, 10/15/2028(a)		72	72,065
CoreWeave, Inc. 9.25%, 06/01/2030(a)		800	816,288
Dye & Durham Ltd. 8.625%, 04/15/2029(a)		97	80,527
Ellucian Holdings, Inc. 6.50%, 12/01/2029(a)		1,492	1,471,515
Fortress Intermediate 3, Inc. 7.50%, 06/01/2031(a)		1,510	1,526,655
Gen Digital, Inc. 6.75%, 09/30/2027(a)		1,446	1,453,779
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 5.25%, 12/01/2027(a)		180	179,955
GoTo Group, Inc. 5.50%, 05/01/2028(a)		218	134,526
IPD 3 BV 5.50%, 06/15/2031(a)	EUR	159	180,034
Meridian Arc Holdco LLC 6.25%, 04/30/2031(a)	U.S.$	1,270	1,276,680
MKS, Inc. 4.25%, 02/15/2034(a)	EUR	389	441,192
NCR Voyix Corp. 5.00%, 10/01/2028(a)	U.S.$	1,123	1,103,359
OAK-Eagle Acquireco, Inc. 6.25%, 07/01/2033(a)	EUR	782	950,280

84 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

7.25%, 07/01/2033(a)	U.S.$	136	$141,720
8.75%, 07/01/2034(a)		1,526	1,612,631
ON Semiconductor Corp. 3.875%, 09/01/2028(a)		164	159,977
Playtika Holding Corp. 4.25%, 03/15/2029(a)		627	563,554
Rackspace Finance LLC 3.50%, 05/15/2028(a)		526	444,157
Rackspace Technology Global, Inc. 5.375%, 12/01/2028(a)		109	73,731
Rocket Software, Inc. 9.00%, 11/28/2028(a)		1,079	1,087,999
TeamSystem SpA 5.00%, 07/01/2031(a)	EUR	322	359,420
TTM Technologies, Inc. 4.00%, 03/01/2029(a)	U.S.$	111	107,530
UKG, Inc. 6.875%, 02/01/2031(a)		347	341,202
Virtusa Corp. 7.125%, 12/15/2028(a)		937	788,570
WULF Compute LLC 7.75%, 10/15/2030(a)		334	351,375

			18,326,649

Transportation - Airlines – 0.9%
Allegiant Travel Co. 7.25%, 08/15/2027(a)		648	649,309
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.75%, 04/20/2029(a)		1,930	1,928,533
JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 09/20/2031(a)		189	173,927

			2,751,769

Transportation - Services – 1.9%
Albion Financing 1 SARL/Aggreko Holdings, Inc. 5.375%, 05/21/2030(a)	EUR	158	189,002
Alta Equipment Group, Inc. 9.00%, 06/01/2029(a)	U.S.$	50	48,034
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 4.75%, 04/01/2028(a)		1,145	1,127,573
5.375%, 03/01/2029(a)		739	724,331
5.75%, 07/15/2027(a)		6	6,001
Beacon Mobility Corp. 7.25%, 08/01/2030(a)		1,119	1,158,490
Danaos Corp. 6.875%, 10/15/2032(a)		259	267,433
Dcli Bidco LLC 7.75%, 11/15/2029(a)		140	143,958

ABFunds.com	AB Active ETFs, Inc. 85

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Edge Finco PLC 8.125%, 08/15/2031(a)	GBP	134	$186,136
FTAI Aviation Investors LLC 7.875%, 12/01/2030(a)	U.S.$	294	308,321
Hertz Corp. (The) 4.625%, 12/01/2026(a)		114	109,009
Kapla Holding SAS 5.00%, 04/30/2031(a)	EUR	359	420,171
NESCO Holdings II, Inc. 5.50%, 04/15/2029(a)	U.S.$	168	167,395
PODS LLC 8.75%, 05/15/2031(a)		444	431,959
PROG Holdings, Inc. 6.00%, 11/15/2029(a)		918	901,127
Rand Parent LLC 8.50%, 02/15/2030(a)		179	184,588
Upbound Group, Inc. 6.375%, 02/15/2029(a)		82	81,083

			6,454,611

			228,200,805

Financial Institutions – 9.2%
Banking – 0.4%
Ally Financial, Inc. Series C 4.70%, 05/15/2028(k)		28	27,238
Armor Holdco, Inc. 8.50%, 11/15/2029(a)		151	151,853
Bread Financial Holdings, Inc. 6.75%, 05/15/2031(a)		569	582,303
8.375%, 06/15/2035(a)		243	253,772
Credit Acceptance Corp. 6.625%, 03/15/2030(a)		256	257,718
Freedom Mortgage Corp. 12.25%, 10/01/2030(a)		29	31,341

			1,304,225

Brokerage – 1.3%
Aretec Group, Inc. 7.50%, 04/01/2029(a)		101	101,231
10.00%, 08/15/2030(a)		640	679,322
First Eagle Holdings, Inc. 7.25%, 08/15/2032(a)		411	416,528
Hightower Holding LLC 6.75%, 04/15/2029(a)		11	10,958
9.125%, 01/31/2030(a)		322	333,154
Jane Street Group/JSG Finance, Inc. 4.50%, 11/15/2029(a)		1,990	1,943,733
7.125%, 04/30/2031(a)		540	560,471

86 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

StoneX Group, Inc. 7.875%, 03/01/2031(a)	U.S.$	253	$266,247

			4,311,644

Finance – 3.4%
Black Pearl Compute LLC 6.125%, 02/15/2031(a)		190	193,281
CNG Holdings, Inc. 16.50% (16.50% Cash or 17.50% PIK), 06/30/2031(b)(e)(f)(h)		31	24,406
Compass Group Diversified Holdings LLC 5.25%, 04/15/2029(a)		817	781,726
Enova International, Inc. 9.125%, 08/01/2029(a)		1,362	1,425,796
11.25%, 12/15/2028(a)		119	125,664
Freedom Mortgage Holdings LLC 6.875%, 05/01/2031(a)		332	321,349
GGAM Finance Ltd. 8.00%, 06/15/2028(a)		512	532,454
goeasy Ltd. 6.875%, 05/15/2030(a)		398	357,953
7.375%, 10/01/2030(a)		260	233,709
7.625%, 07/01/2029(a)		1,072	1,004,260
9.25%, 12/01/2028(a)		83	81,387
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.00%, 08/15/2028(a)		1,650	1,595,698
Navient Corp. 5.625%, 08/01/2033		1,634	1,329,537
11.50%, 03/15/2031		165	175,600
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc. 7.75%, 05/15/2031(a)		165	163,748
PHH Escrow Issuer LLC/PHH Corp. 9.88%, 11/01/2029(a)		156	153,130
Phoenix Aviation Capital Ltd. 9.25%, 07/15/2030(a)		1,441	1,485,195
Planet Financial Group LLC 10.50%, 12/15/2029(a)		122	122,140
Rfna LP 7.875%, 02/15/2030(a)		937	918,513
SLM Corp. 6.495%, 05/15/2032		111	111,019
6.50%, 01/31/2030		538	545,193
Terawulf, Inc. Zero Coupon, 05/01/2032(a)(m)		17	25,908

			11,707,666

Financial Services – 0.9%
1261229 BC Ltd. 10.00%, 04/15/2032(a)		1,610	1,648,576

ABFunds.com	AB Active ETFs, Inc. 87

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Asurion LLC/Asurion Co-Issuer, Inc. 8.00%, 12/31/2032(a)	U.S.$	446	$464,942
Cipher Compute LLC 7.125%, 11/15/2030(a)		664	691,934
PRA Group, Inc. 8.875%, 01/31/2030(a)		295	303,169
Titanium 2l Bondco SARL 6.25%, 01/14/2031(b)	EUR	109	18,995

			3,127,616

Insurance – 3.1%
Acrisure LLC/Acrisure Finance, Inc. 4.25%, 02/15/2029(a)	U.S.$	99	93,819
6.00%, 08/01/2029(a)		162	152,651
6.75%, 07/01/2032(a)		1,214	1,173,889
7.50%, 11/06/2030(a)		816	815,192
8.25%, 02/01/2029(a)		109	107,538
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 04/15/2028(a)		1,026	1,035,183
AmWINS Group, Inc. 4.875%, 06/30/2029(a)		199	192,007
6.375%, 02/15/2029(a)		846	855,907
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves 7.875%, 11/01/2029(a)		151	151,584
Ardonagh Finco Ltd. 6.875%, 02/15/2031(a)	EUR	202	236,447
7.75%, 02/15/2031(a)	U.S.$	747	752,580
Ardonagh Group Finance Ltd. 8.875%, 02/15/2032(a)		834	814,376
CRC Insurance Group LLC 7.125%, 06/01/2031(a)		1,602	1,605,476
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC 7.25%, 02/15/2031(a)		1,318	1,306,402
Jones Deslauriers Insurance Management, Inc. 8.50%, 03/15/2030(a)		1,560	1,591,372

			10,884,423

REITs – 0.1%
Five Point Operating Co. LP 8.00%, 10/01/2030(a)		378	387,783
Rithm Capital Corp. 8.00%, 04/01/2029(a)		106	106,331

			494,114

			31,829,688

Utility – 0.4%
Electric – 0.4%
NRG Energy, Inc. 3.375%, 02/15/2029(a)		591	563,820

88 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

5.75%, 07/15/2029(a)	U.S.$	647	$647,362
10.25%, 03/15/2028(a)(k)		47	51,139
Vistra Corp. 7.00%, 12/15/2026(a)(k)		28	28,148
8.00%, 10/15/2026(a)(k)		29	29,188

			1,319,657

Total Corporates - Non-Investment Grade (cost $263,410,468)			261,350,150

CORPORATES - INVESTMENT GRADE – 14.4%
Industrial – 10.6%
Basic – 0.4%
Big River Steel LLC/BRS Finance Corp. 6.625%, 01/31/2029(a)		50	50,005
FMC Corp. 8.00%, 06/01/2031(a)		528	551,876
Hudbay Minerals, Inc. 6.125%, 04/01/2029(a)		118	118,956
SNF Group SACA 5.626%, 03/31/2031(a)		723	731,972

			1,452,809

Communications - Media – 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital 5.125%, 07/01/2049		1,159	891,932
5.375%, 04/01/2038		190	169,499
5.375%, 05/01/2047		82	66,115
Cox Communications, Inc. 4.80%, 02/01/2035(a)		250	225,423
5.80%, 12/15/2053(a)		1,187	996,415
Meta Platforms, Inc. 5.50%, 11/15/2045		493	462,409
5.75%, 11/15/2065		508	464,759
Nexstar Media, Inc. 6.50%, 09/15/2033(a)		1,229	1,238,906
Time Warner Cable LLC 7.30%, 07/01/2038		104	108,271

			4,623,729

Communications - Telecommunications – 0.3%
HUT 8 DC LLC 6.192%, 11/15/2042(a)		707	714,516
Lorca Telecom Bondco SA 4.00%, 09/18/2027(a)	EUR	21	24,683
TELUS Corp. 6.625%, 10/15/2055	U.S.$	35	35,465
6.625%, 06/09/2056		256	254,743

			1,029,407

ABFunds.com	AB Active ETFs, Inc. 89

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Automotive – 0.8%
Adient Global Holdings Ltd. 7.00%, 04/15/2028(a)	U.S.$	570	$579,593
Ford Motor Co. 3.25%, 02/12/2032		212	187,862
Ford Motor Credit Co. LLC 2.70%, 08/10/2026		200	199,272
2.90%, 02/10/2029		150	141,456
4.95%, 05/28/2027		200	200,448
4.97%, 04/06/2029		357	354,523
6.467%, 05/22/2036		200	205,136
6.532%, 03/19/2032		430	446,417
General Motors Financial Co., Inc. 5.45%, 01/08/2036		106	105,792
Phinia, Inc. 6.75%, 04/15/2029(a)		81	83,316

			2,503,815

Consumer Cyclical - Entertainment – 0.2%
Carnival Corp., Ltd. 4.00%, 08/01/2028(a)		425	416,921
5.75%, 03/15/2030(a)		377	380,860

			797,781

Consumer Cyclical - Other – 1.3%
Flutter Treasury DAC 5.00%, 04/29/2029(a)	EUR	103	122,135
5.875%, 06/04/2031(a)	U.S.$	837	829,986
6.125%, 06/04/2031(a)	GBP	200	264,160
Las Vegas Sands Corp. 5.65%, 05/18/2033	U.S.$	156	156,969
Sekisui House US, Inc. 6.00%, 01/15/2043		1,279	1,170,183
Voyager Parent LLC 9.25%, 07/01/2032(a)		1,666	1,767,309

			4,310,742

Consumer Cyclical - Restaurants – 0.3%
1011778 BC ULC/New Red Finance, Inc. 3.50%, 02/15/2029(a)		70	67,304
3.875%, 01/15/2028(a)		778	764,463
5.625%, 09/15/2029(a)		271	273,344

			1,105,111

Consumer Non-Cyclical – 0.9%
Charles River Laboratories International, Inc. 3.75%, 03/15/2029(a)		285	273,050
Jazz Securities DAC 4.375%, 01/15/2029(a)		1,619	1,588,061

90 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Utah Acquisition Sub, Inc. 5.25%, 06/15/2046	U.S.$	1,546	$1,295,733

			3,156,844

Energy – 3.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375%, 06/15/2029(a)		1,348	1,347,002
5.75%, 01/15/2028(a)		199	198,956
6.625%, 02/01/2032(a)		446	455,420
Breakwater Energy Holdings SARL 9.25%, 11/15/2030(a)		250	265,318
Continental Resources, Inc./OK 4.90%, 06/01/2044		1,512	1,243,091
Energy Transfer LP 8.00%, 05/15/2054		89	94,673
Harbour Energy PLC 6.327%, 04/01/2035(a)		1,188	1,223,331
Hess Midstream Operations LP 4.25%, 02/15/2030(a)		950	919,989
5.125%, 06/15/2028(a)		799	796,939
5.875%, 03/01/2028(a)		300	302,949
Permian Resources Operating LLC 5.875%, 07/01/2029(a)		1,532	1,532,996
7.00%, 01/15/2032(a)		475	495,225
Var Energi ASA 5.875%, 05/22/2030(a)		241	248,970
6.50%, 05/22/2035(a)		719	763,772
7.50%, 01/15/2028(a)		200	208,490
Woodside Finance Ltd. 5.40%, 05/19/2030		137	139,702
6.00%, 05/19/2035		354	369,845

			10,606,668

Other Industrial – 0.8%
American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(a)		1,453	1,425,640
HNI Corp. 5.125%, 01/18/2029(a)		88	86,049
RB Global Holdings, Inc. 6.75%, 03/15/2028(a)		1,304	1,323,573

			2,835,262

Services – 0.8%
Block, Inc. 2.75%, 06/01/2026		977	977,000
3.50%, 06/01/2031		78	71,036
5.625%, 08/15/2030(a)		1,488	1,493,565

			2,541,601

ABFunds.com	AB Active ETFs, Inc. 91

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Technology – 0.3%
Oracle Corp. 4.375%, 05/15/2055	U.S.$	44	$30,144
5.375%, 09/27/2054		83	66,518
5.95%, 09/26/2055		147	128,538
RD Michigan Property Owner I LLC 7.50%, 03/30/2045(a)		823	824,926

			1,050,126

			36,013,895

Financial Institutions – 3.5%
Banking – 2.9%
Ally Financial, Inc. 5.543%, 01/17/2031		177	178,416
5.737%, 05/15/2029		221	224,523
6.646%, 01/17/2040		1,054	1,042,933
6.70%, 02/14/2033		30	30,930
6.848%, 01/03/2030		83	86,453
Banco Bilbao Vizcaya Argentaria SA 6.033%, 03/13/2035		200	208,404
Banco Santander SA 6.35%, 03/14/2034		200	211,756
6.921%, 08/08/2033		400	434,552
Barclays PLC 5.785%, 02/25/2036		482	491,891
BNP Paribas SA 4.625%, 02/25/2031(a)(k)		454	417,512
BPCE SA 6.508%, 01/18/2035(a)		500	519,320
CaixaBank SA 5.581%, 07/03/2036(a)		216	218,240
6.84%, 09/13/2034(a)		235	256,761
Capital One Financial Corp. 6.183%, 01/30/2036		184	188,232
Citigroup, Inc. 5.827%, 02/13/2035		211	215,222
Series AA 7.625%, 11/15/2028(k)		32	33,282
Series Y 4.15%, 11/15/2026(k)		46	45,739
Deutsche Bank AG/New York NY 3.729%, 01/14/2032		387	361,357
3.742%, 01/07/2033		200	182,994
7.079%, 02/10/2034		204	218,823
Lloyds Banking Group PLC 6.00%, 06/07/2032(k)	GBP	8	10,054
6.068%, 06/13/2036	U.S.$	327	336,473
Societe Generale SA 3.625%, 03/01/2041(a)		450	328,185

92 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

5.40%, 04/10/2037(a)	U.S.$	370	$362,215
7.367%, 01/10/2053(a)		600	641,190
Synchrony Financial 5.45%, 03/06/2031		101	101,088
5.935%, 08/02/2030		82	83,563
7.25%, 02/02/2033		1,094	1,133,252
UBS Group AG 6.625%, 01/08/2031(a)(k)		363	364,202
7.125%, 08/10/2034(a)(k)		297	302,613
UniCredit SpA 5.861%, 06/19/2032(a)		600	603,558

			9,833,733

Brokerage – 0.0%
CI Financial Corp. 3.20%, 12/17/2030		158	142,683

Finance – 0.1%
Aircastle Ltd. 5.25%, 06/28/2026(a)(k)		29	28,976
FS KKR Capital Corp. 3.125%, 10/12/2028		231	217,731
Midcap Financial Issuer Trust 6.50%, 05/01/2028(a)		202	201,889
Sumisho Air Lease Corp. Series B 4.65%, 06/15/2026(k)		50	49,929

			498,525

Insurance – 0.2%
Allianz SE 6.50%, 10/30/2034(a)(k)		200	200,710
Global Atlantic Fin Co. 7.25%, 03/01/2056(a)		255	253,011
Horizon Mutual Holdings, Inc. 6.20%, 11/15/2034(a)		125	119,696

			573,417

REITs – 0.3%
Newmark Group, Inc. 7.50%, 01/12/2029		630	661,015
Vornado Realty LP 3.40%, 06/01/2031		30	27,360
5.75%, 02/01/2033		336	334,935

			1,023,310

			12,071,668

Utility – 0.3%
Electric – 0.3%
American Electric Power Co., Inc. 6.95%, 12/15/2054		28	29,935
Series D 6.05%, 03/15/2056		40	39,661

ABFunds.com	AB Active ETFs, Inc. 93

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Eversource Energy Series A 6.10%, 08/15/2056	U.S.$	83	$82,527
Series B 6.35%, 08/15/2056		68	68,131
PacifiCorp 5.80%, 04/15/2036		585	601,690
Vistra Operations Co. LLC 6.95%, 10/15/2033(a)		71	77,240

			899,184

Total Corporates - Investment Grade (cost $48,608,371)			48,984,747

BANK LOANS – 3.9%
Industrial – 2.9%
Basic – 0.2%
Ineos Quattro Holdings UK Ltd. 7.470% (CME Term SOFR 1 Month + 3.75%), 03/14/2030(f)(h)(n)(o)		98	87,067
INEOS US Petrochem LLC 7.970% (CME Term SOFR 1 Month + 4.25%), 04/02/2029(o)		727	669,557

			756,624

Communications - Media – 0.4%
DIRECTV Financing LLC 9.175% (SOFR + 5.25%), 08/02/2029(o)		243	244,562
MH Sub I LLC 7.870% (CME Term SOFR 1 Month + 4.25%), 05/03/2028(o)		542	524,420
MJH Healthcare Holdings LLC 7.370% (CME Term SOFR 1 Month + 3.75%), 01/28/2029(o)		460	446,968
Radiate Holdco LLC 1.500% (PIK Interest 12 + 1.50%), 09/25/2029(o)		291	262,405

			1,478,355

Communications - Telecommunications – 0.3%
MH Sub I LLC 02/23/2029(p)		410	355,335
StubHub Holdco Sub LLC 03/15/2030(p)		516	517,080

			872,415

Consumer Cyclical - Automotive – 0.0%
RealTruck Group, Inc. 9.897% (CME Term SOFR 3 Month + 6.00%), 01/31/2031(o)		217	139,027

94 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Other – 0.1%
CP Atlas Buyer, Inc. 8.870% (CME Term SOFR 1 Month + 5.25%), 07/08/2030(f)(h)(n)(o)	U.S.$	100	$86,472
PHRG Intermediate LLC 7.699% (CME Term SOFR 3 Month + 4.00%), 02/20/2032(o)		258	257,162

			343,634

Consumer Cyclical - Retailers – 0.2%
RVR Dealership Holdings LLC 8.166% (CME Term SOFR 3 Month + 4.50%), 02/26/2033(o)		300	290,025
Specialty Building Products Holdings LLC/SBP Finance Corp. 7.470% (CME Term SOFR 1 Month + 3.75%), 10/16/2028(o)		398	355,317

			645,342

Consumer Non-Cyclical – 0.2%
Hertz Corp. (The) 7.425% (CME Term SOFR 3 Month + 3.50%), 06/30/2028(o)		451	348,418
ModivCare Buyer LLC 8.700% (CME Term SOFR 3 Month + 5.00%), 12/29/2030(f)(h)(o)		119	100,358
MPH Acquisition Holdings LLC 7.413% (CME Term SOFR 3 Month + 3.75%), 12/31/2030(o)		56	56,011
Weber-Stephen Products LLC 7.441% (CME Term SOFR 3 Month + 3.75%), 10/01/2032(o)		210	201,600

			706,387

Energy – 0.2%
Calcasieu Pass Funding, LLC 6.954% (CME Term SOFR 6 Month + 3.25%), 04/11/2033(o)		690	691,725

Other Industrial – 0.1%
Liberty Tire Recycling LLC 7.352% (CME Term SOFR 1 Month + 3.75%), 12/17/2032(o)		390	389,879

Technology – 1.1%
Boxer Parent Co., Inc. 6.665% (CME Term SOFR 3 Month + 3.00%), 07/30/2031(o)		526	491,784
Clover Holdings 2 LLC 7.750%, 12/09/2031		398	383,386

ABFunds.com	AB Active ETFs, Inc. 95

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Darktrace Finco US LLC 6.927% (CME Term SOFR 3 Month + 3.25%), 10/09/2031(o)	U.S.$	429	$409,127
Loyalty Ventures, Inc. 14.000% (CME Term SOFR 3 Month + 5.50%), 11/03/2027(d)(f)(h)(j)(o)		115	10,363
Metropolis Technologies, Inc. 8.915% (CME Term SOFR 3 Month + 5.25%), 11/03/2032(o)		558	555,940
Peraton Corp. 7.513% (CME Term SOFR 3 Month + 3.75%), 02/01/2028(o)		611	542,375
12.603% (CME Term SOFR 3 Month + 7.75%), 02/01/2029(o)		378	246,211
Ping Identity Holding Corp. 6.381% (CME Term SOFR 1 Month + 2.75%), 11/15/2032(o)		290	286,195
Polaris Newco LLC 7.925% (CME Term SOFR 3 Month + 4.00%), 06/02/2028(o)		467	416,962
Project Alpha Intermediate Holdings, Inc. 10.122% (CME Term SOFR 1 Month + 5.00%), 05/09/2033(o)		260	151,666
Rocket Software, Inc. 7.370% (CME Term SOFR 1 Month + 3.75%), 11/28/2028(o)		252	245,399

			3,739,408

Transportation - Airlines – 0.1%
JetBlue Airways Corp. 8.435% (CME Term SOFR 3 Month + 4.75%), 08/27/2029(o)		197	171,883

			9,934,679

Financial Institutions – 1.0%
Brokerage – 0.1%
Jane Street Group LLC 5.665% (CME Term SOFR 3 Month + 2.00%), 12/15/2031(o)		315	313,073

Finance – 0.1%
Nexus Buyer LLC 9.370% (CME Term SOFR 1 Month + 5.75%), 02/16/2032(o)		410	399,237

Financial Services – 0.1%
ACProducts Holdings, Inc. 9.149% (CME Term SOFR 3 Month + 5.50%), 11/17/2031(o)		6	6,486

96 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Colossus Acquireco LLC 5.380% (SOFR 4 + 1.75%), 07/30/2032(o)	U.S.$	119	$119,267
Rackspace Finance LLC 6.467% (CME Term SOFR 1 Month + 2.75%), 05/15/2028(o)		361	313,209

			438,962

Insurance – 0.7%
Acrisure LLC 6.620% (CME Term SOFR 1 Month + 3.00%), 11/06/2030(o)		1,247	1,181,384
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.120% (CME Term SOFR 1 Month + 2.50%), 09/19/2031(o)		430	428,580
Asurion LLC 7.413% (CME Term SOFR 3 Month + 3.75%), 02/23/2033(o)		574	559,938
8.013% (SOFR + 4.25%), 08/19/2028(o)		18	18,413

			2,188,315

			3,339,587

Total Bank Loans (cost $13,770,944)			13,274,266

EMERGING MARKETS - CORPORATE BONDS – 1.0%
Industrial – 1.0%
Basic – 0.0%
First Quantum Minerals Ltd. 8.00%, 03/01/2033(a)		227	237,011

Consumer Cyclical - Other – 1.0%
Melco Resorts Finance Ltd. 5.375%, 12/04/2029(a)		1,384	1,349,774
6.50%, 09/24/2033(a)		493	487,133
MGM China Holdings Ltd. 4.75%, 02/01/2027(a)		221	220,005
6.25%, 05/15/2033(a)		466	466,972
Wynn Macau Ltd. 5.125%, 12/15/2029(a)		390	381,170
6.75%, 02/15/2034(a)		417	418,168

			3,323,222

Consumer Cyclical - Retailers – 0.0%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022(d)(e)(f)(g)(h)		15	– 0	–

ABFunds.com	AB Active ETFs, Inc. 97

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

K2016470260 South Africa Ltd. 25.00%, 12/31/2022(d)(e)(f)(g)(h)	U.S.$	3	$	– 0	–

				– 0	–

Total Emerging Markets - Corporate Bonds (cost $3,546,796)				3,560,233

		Shares
PREFERRED STOCKS – 0.2%
Industrials – 0.2%
Consumer Cyclical - Automotive – 0.0%
Exide International Holdings LP 0.00%(d)(e)(f)(h)		39		50,700

Consumer Cyclical - Other – 0.0%
Hovnanian Enterprises, Inc. 7.625%(d)		490		10,241

Consumer Cyclical - Retailers – 0.2%
QXO, Inc. – Class C 0.00%(d)(f)(h)		45		502,335

Other Industrial – 0.0%
Asphalt ATD Holdco – Class A 0.00%(d)(f)(h)		194		4,813

Technology – 0.0%
Veritas US, Inc. 0.00%(d)(e)(f)(h)		678		12,882

				580,971

Financials – 0.0%
Brokerage – 0.0%
Osaic Financial Services, Inc. Series A 8.00%(d)		2,175		43,239

Total Preferred Stocks (cost $518,409)				624,210

COMMON STOCKS – 0.2%
Communication Services – 0.1%
Diversified Telecommunication Services – 0.1%
Altice France SA/LuxCo3(d)(f)(h)		14,338		286,531

Information Technology – 0.1%
IT Services – 0.1%
Rackspace Technology, Inc.(d)		34,231		176,974

98 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Financial Institutions – 0.0%
Financial Services – 0.0%
Curo Group Holdings LLC(d)	9,491	$98,469

Health Care – 0.0%
Health Care Providers & Services – 0.0%
ModivCare Topco LLC(d)	9,656	54,315

Industrials – 0.0%
Electrical Equipment – 0.0%
Exide Technologies(d)(f)(h)	7	4,466

Energy – 0.0%
Energy Equipment & Services – 0.0%
Artsonig Pty Ltd.(d)(f)(h)	21,027	– 0	–
CHC Group LLC(d)(f)	468	– 0	–

		– 0	–

Oil, Gas & Consumable Fuels – 0.0%
New Fortress Energy, Inc.(d)(f)	5,687	3,190

		3,190

Consumer Discretionary – 0.0%
Broadline Retail – 0.0%
K201640219 South Africa Ltd.(d)(f)(h)	678	– 0	–
K2016470219 South Africa Ltd. – Class A(d)(f)(h)	191,574	– 0	–
K2016470219 South Africa Ltd. – Class B(d)(f)(h)	30,276	– 0	–

		– 0	–

Consumer Staples – %
Household Products – %
Southeastern Grocers, Inc.(d)(f)(h)(i)	3,584	– 0	–

Total Common Stocks (cost $737,884)		623,945

RIGHTS – 0.0%
Utility – 0.0%
Electric – 0.0%
Vistra Corp., expiring 12/31/2099(d)(f)(h)	3,442	4,217

Communication Services – 0.0%
Diversified Telecommunication Services – 0.0%
Altice France SA (CVR)(d)(e)(f)(h)	210	3,247

Total Rights (cost $1,232)		7,464

ABFunds.com	AB Active ETFs, Inc. 99

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 2.1%
Investment Companies – 2.1%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.46%(q)(r)(s) (cost $7,132,889)	7,132,889	$7,132,889

Total Investments – 98.4% (cost $337,726,993)		335,557,904
Other assets less liabilities – 1.6%		5,447,417

Net Assets – 100.0%		$341,005,321

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. T-Note 5 Yr (CBT) Futures	205	September 2026	$21,978,242	$75,954
U.S. T-Note 10 Yr (CBT) Futures	86	September 2026	9,445,219	67,156

Sold Contracts
U.S. 10 Yr Ultra Futures	21	September 2026	2,353,641	(21,984)
U.S. Long Bond (CBT) Futures	32	September 2026	3,591,000	(17,000)
U.S. T-Note 2 Yr (CBT) Futures	37	September 2026	7,642,812	(11,274)
U.S. Ultra Bond (CBT) Futures	11	September 2026	1,258,469	(6,703)

				$86,149

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Citibank NA	EUR	7,635	USD	9,031	06/18/2026	$114,986
State Street Bank & Trust Co.	GBP	379	USD	513	07/16/2026	1,222

						$116,208

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at May 31, 2026	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Hertz Corp. (The), 5.000%, 12/01/2029, 06/20/2029*	5.00%	Quarterly	27.02%	USD	80	$(34,489)	$(7,556)	$(26,933)

*	Termination date.

100 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At May 31, 2026, the aggregate market value of these securities amounted to $271,795,745 or 79.7% of net assets.

(b)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at May 31, 2026.

(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at May 31, 2026.

(d)	Non-income producing security.

(e)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.17% of net assets as of May 31, 2026, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost		Market Value		Percentage of Net Assets
Altice France Lux 3/Altice Holdings 1 10.00%, 01/15/2033	10/01/2025	$50,341		$49,191		0.01%
Altice France SA (CVR)	10/01/2025	1,232		3,247		0.00%
CNG Holdings, Inc. 16.50%, 06/30/2031	10/20/2025 - 03/16/2026	27,545		24,406		0.01%
Exide International Holdings LP	11/05/2020	29,328		50,700		0.02%
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024	10/29/2020	– 0	–	– 0	–	0.00%
Exide Technologies (First Lien) 11.00%, 10/31/2024	10/29/2020	– 0	–	– 0	–	0.00%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022	02/05/2020 - 06/30/2022	51		– 0	–	0.00%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022	05/12/2023	14,130		– 0	–	0.00%
K2016470260 South Africa Ltd. 25.00%, 12/31/2022	08/16/2023	– 0	–	– 0	–	0.00%
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2023	02/19/2015	36,767		– 0	–	0.00%
ModivCare, Inc. 5.00%, 10/01/2029	03/07/2025 - 04/01/2025	364,863		597		0.00%
NFE Financing LLC 12.00%, 11/15/2029	04/07/2025 - 09/12/2025	342,276		440,567		0.13%
Veritas US, Inc.	12/09/2024	11,482		12,882		0.00%
Vibrantz Technologies, Inc. 9.00%, 02/28/2031	02/27/2026	1,625		1,194		0.00%

(f)	Fair valued by the Adviser.

(g)	Defaulted matured security.

(h)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(i)	Escrow shares.

(j)	Defaulted.

(k)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(l)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at May 31, 2026.

(m)	Convertible security.

(n)	Restricted and illiquid security.

ABFunds.com	AB Active ETFs, Inc. 101

PORTFOLIO OF INVESTMENTS (continued)

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
CP Atlas Buyer, Inc. 8.870%, 07/08/2030	07/01/2025	$96,233	$86,472	0.02%
Ineos Quattro Holdings UK Ltd. 7.470%, 03/14/2030	08/25/2025	86,942	87,067	0.02%

(o)	The stated coupon rate represents the greater of the SOFR or an alternate base rate such as the PRIME or the SOFR/PRIME floor rate plus a spread at May 31, 2026.

(p)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the Secured Overnight Financing Rate (“SOFR”) plus a premium which was determined at the time of purchase.

(q)	The rate shown represents the 7-day yield as of period end.

(r)	Affiliated investments.

(s)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

Currency Abbreviations:

EUR – Euro

GBP – Great British Pound

USD – United States Dollar

Glossary:

CBT – Chicago Board of Trade

CME – Chicago Mercantile Exchange

CVR – Contingent Value Right

EURIBOR – Euro Interbank Offered Rate

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

102 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS

AB CORE PLUS BOND ETF

May 31, 2026 (unaudited)

	Principal Amount (000)	U.S. $ Value

GOVERNMENTS - TREASURIES – 43.4%
United States – 43.4%
U.S. Treasury Bonds 1.125%, 08/15/2040	$6,082	$3,779,393
2.375%, 11/15/2049	342	215,941
2.875%, 05/15/2049	1,175	828,191
3.00%, 02/15/2048	2,198	1,606,944
3.125%, 05/15/2048	7,012	5,231,609
3.375%, 11/15/2048	383	297,543
4.00%, 11/15/2052	3,229	2,741,623
4.375%, 05/15/2040	2,138	2,059,161
4.625%, 02/15/2055	1,784	1,682,535
4.75%, 08/15/2055	1,925	1,853,715
U.S. Treasury Notes 3.375%, 12/31/2027	2,568	2,544,025
3.50%, 01/31/2028	1,704	1,690,554
3.625%, 08/31/2030	7,164	7,026,317
3.75%, 06/30/2030	578	570,143
3.875%, 11/30/2029	4,396	4,365,777
3.875%, 12/31/2029	2,500	2,482,227
3.875%, 06/30/2030	6,323	6,267,180
4.00%, 02/28/2030	11,207	11,169,352
4.125%, 10/31/2026	171	171,207
4.125%, 01/31/2027	3,204	3,210,383
4.125%, 10/31/2029	681	681,851
4.125%, 11/30/2029	7,164	7,173,515
4.125%, 08/31/2030	2,213	2,212,827
4.25%, 12/31/2026	6,170	6,185,184
4.25%, 11/15/2034	6,952	6,892,256
4.25%, 05/15/2035	2,299	2,273,495
4.25%, 08/15/2035	946	934,471
4.375%, 05/15/2034	413	413,968
4.50%, 05/15/2027	1,385	1,392,412
4.875%, 10/31/2030	5,179	5,333,561

Total Governments - Treasuries (cost $94,151,920)		93,287,360

CORPORATES - INVESTMENT GRADE – 37.5%
Industrial – 19.0%
Basic – 0.8%
Ecolab, Inc. 4.60%, 06/15/2029	86	86,375
4.80%, 06/15/2031	86	86,645
5.15%, 06/15/2033	86	87,332
Glencore Funding LLC 2.85%, 04/27/2031(a)	54	49,230

ABFunds.com	AB Active ETFs, Inc. 103

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

4.90%, 07/01/2031(a)	$28	$28,000
4.907%, 04/01/2028(a)	63	63,394
5.186%, 04/01/2030(a)	29	29,378
5.20%, 07/01/2033(a)	77	77,283
5.508%, 04/01/2036(a)	77	77,818
Rio Tinto Finance USA PLC 4.875%, 03/14/2030	65	65,768
5.00%, 03/14/2032	65	65,851
5.25%, 03/14/2035	65	66,188
Steel Dynamics, Inc. 4.00%, 12/15/2028	78	77,069
Westlake Corp. 5.00%, 08/15/2046	569	489,983
6.375%, 11/15/2055	493	492,581

		1,842,895

Capital Goods – 1.0%
ABB Finance USA, Inc. 4.375%, 05/08/2042	466	410,961
Caterpillar Financial Services Corp. 3.95%, 11/14/2028	78	77,484
4.80%, 01/08/2030	25	25,485
Series K 4.10%, 08/15/2028	69	68,911
CIMIC Finance Ltd. 6.00%, 04/22/2036(a)	88	87,091
CNH Industrial Capital LLC 4.375%, 03/07/2031	72	70,592
4.75%, 03/21/2028	46	46,148
CRH America Finance, Inc. 4.40%, 02/09/2031	75	73,976
5.00%, 02/09/2036	75	73,722
General Electric Co. 4.30%, 07/29/2030	59	58,634
Howmet Aerospace, Inc. 3.75%, 03/03/2028	81	80,074
3.90%, 04/15/2029	81	79,733
4.75%, 04/15/2036	81	78,872
John Deere Capital Corp. 4.375%, 10/15/2030	59	58,729
4.65%, 01/07/2028	25	25,172
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 2.00%, 09/16/2031	409	357,450
Lockheed Martin Corp. 4.15%, 08/15/2028	60	59,886
4.40%, 08/15/2030	60	59,843
Otis Worldwide Corp. 4.488%, 05/07/2029	84	83,998

104 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Republic Services, Inc. 4.75%, 07/15/2030	$65	$65,545
Textron, Inc. 4.95%, 03/15/2036	78	75,954
Westinghouse Air Brake Technologies Corp. 4.90%, 05/29/2030	60	60,533

		2,078,793

Communications - Media – 1.1%
Meta Platforms, Inc. 4.20%, 11/15/2030	70	69,069
4.60%, 11/15/2032	70	69,091
4.65%, 08/15/2062	521	401,806
5.55%, 08/15/2064	416	369,990
5.60%, 05/15/2053	180	166,648
5.75%, 05/15/2063	538	493,437
5.75%, 11/15/2065	66	60,382
Omnicom Group, Inc. 4.20%, 03/02/2029	85	83,970
5.00%, 06/02/2033	85	83,729
5.30%, 06/02/2036	85	82,582
Paramount Global 4.85%, 07/01/2042	646	435,495
4.90%, 08/15/2044	48	31,277
4.95%, 05/19/2050	154	98,749
6.875%, 04/30/2036	37	34,188

		2,480,413

Communications - Telecommunications – 0.6%
AT&T, Inc. 2.30%, 06/01/2027	135	132,510
4.75%, 04/30/2033	80	79,046
5.125%, 04/30/2036	80	78,891
5.25%, 10/30/2036	88	87,086
5.65%, 02/15/2047	509	489,882
5.85%, 04/30/2046	80	78,109
6.20%, 10/30/2056	88	88,550
T-Mobile USA, Inc. 2.625%, 02/15/2029	10	9,526
Verizon Communications, Inc. 4.75%, 01/15/2033	78	77,244
6.05%, 05/14/2058	85	86,090
6.20%, 05/14/2056	85	86,278

		1,293,212

Consumer Cyclical - Automotive – 1.2%
American Honda Finance Corp. 4.15%, 01/08/2029	72	71,240
4.25%, 09/01/2028	69	68,599
4.45%, 01/08/2031	72	70,744

ABFunds.com	AB Active ETFs, Inc. 105

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

4.55%, 07/09/2027	$60	$60,110
Series A 5.20%, 04/08/2033	83	83,384
Series G 4.50%, 09/04/2030	69	68,091
BMW US Capital LLC 4.15%, 08/11/2027(a)	70	69,906
4.30%, 03/17/2028(a)	76	75,891
4.40%, 03/19/2029(a)	76	75,833
4.50%, 08/11/2030(a)	70	69,299
4.65%, 03/19/2031(a)	76	75,517
4.75%, 03/21/2028(a)	65	65,343
5.00%, 03/19/2033(a)	76	75,800
5.05%, 03/21/2030(a)	61	61,662
Daimler Truck Finance North America LLC 4.15%, 01/12/2029(a)	150	148,231
4.50%, 04/12/2031(a)	150	147,420
General Motors Financial Co., Inc. 4.75%, 04/06/2029	81	81,180
Honda Motor Co., Ltd. 4.436%, 07/08/2028	60	59,875
Hyundai Capital America 4.25%, 09/18/2028(a)	71	70,400
4.30%, 09/24/2027(a)	25	24,940
4.50%, 09/18/2030(a)	71	69,865
4.55%, 09/26/2029(a)	17	16,929
4.75%, 04/06/2029(a)	83	83,075
5.00%, 04/07/2031(a)	83	83,132
5.10%, 06/24/2030(a)	54	54,452
5.15%, 03/27/2030(a)	63	63,651
5.30%, 06/24/2029(a)	25	25,401
5.35%, 03/19/2029(a)	9	9,140
6.10%, 09/21/2028(a)	179	184,411
PACCAR Financial Corp. 4.00%, 08/08/2028	70	69,844
Series R 4.00%, 11/07/2028	79	78,700
Toyota Motor Credit Corp. 4.05%, 09/05/2028	69	68,707
Series B 3.75%, 01/12/2028	72	71,557
4.20%, 01/10/2031	72	70,966
4.55%, 05/14/2031	85	84,741

		2,558,036

Consumer Cyclical - Other – 0.5%
Las Vegas Sands Corp. 5.30%, 05/15/2031	84	84,010

106 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.625%, 06/15/2028	$44	$44,624
5.65%, 05/18/2033	17	17,106
Marriott International, Inc./MD 4.20%, 07/15/2027	71	70,935
4.50%, 05/01/2033	82	79,458
4.90%, 04/15/2029	293	296,012
5.10%, 05/01/2038	63	60,838
Voyager Parent LLC 9.25%, 07/01/2032(a)	316	335,216

		988,199

Consumer Cyclical - Restaurants – 0.1%
McDonald’s Corp. 4.40%, 02/12/2031	51	50,787
4.60%, 05/15/2030	65	65,388
Starbucks Corp. 4.50%, 05/15/2028	31	31,043

		147,218

Consumer Cyclical - Retailers – 0.5%
7-Eleven, Inc. 1.30%, 02/10/2028(a)	144	136,532
Home Depot, Inc. (The) 3.75%, 09/15/2028	72	71,344
3.95%, 09/15/2030	72	70,761
Lowe’s Cos., Inc. 3.95%, 10/15/2027	55	54,775
4.00%, 10/15/2028	64	63,382
Nordstrom, Inc. 5.00%, 01/15/2044	632	446,439
Walmart, Inc. 4.00%, 04/30/2029	86	85,618
4.35%, 04/28/2030	62	62,335

		991,186

Consumer Non-Cyclical – 5.7%
Abbott Laboratories 4.65%, 03/15/2036	83	80,712
4.75%, 03/15/2038	83	80,111
AbbVie, Inc. 3.775%, 03/03/2028	85	84,323
4.125%, 03/15/2031	85	83,407
4.40%, 03/15/2033	85	83,308
4.75%, 03/15/2036	85	83,371
5.65%, 03/15/2066	85	83,602
Altria Group, Inc. 3.70%, 02/04/2051	641	445,239
4.45%, 05/06/2050	490	386,948
5.375%, 01/31/2044	36	33,615
5.95%, 02/14/2049	419	412,518

ABFunds.com	AB Active ETFs, Inc. 107

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Amgen, Inc. 4.20%, 02/19/2031	$81	$79,575
4.85%, 02/19/2036	81	79,422
5.50%, 02/19/2046	81	78,327
5.75%, 03/02/2063	397	385,146
Astrazeneca Finance LLC 4.00%, 03/02/2031	85	83,200
4.30%, 03/02/2033	85	82,820
4.60%, 03/02/2036	85	82,740
BAT Capital Corp. 2.259%, 03/25/2028	55	52,918
4.625%, 03/22/2033	19	18,645
Baxalta, Inc. 5.25%, 06/23/2045	320	298,448
Baxter International, Inc. 4.90%, 12/15/2030	78	77,317
Bunge Ltd. Finance Corp. 4.55%, 08/04/2030	69	68,650
4.80%, 03/19/2033	85	84,518
5.15%, 03/19/2036	85	84,697
Campbell’s Co. (The) 4.55%, 03/21/2031	80	77,480
Cardinal Health, Inc. 4.50%, 09/15/2030	66	65,425
Cargill, Inc. 4.125%, 10/23/2030(a)	77	75,592
4.625%, 02/11/2028(a)	20	20,116
Cencora, Inc. 3.95%, 02/13/2029	85	83,749
4.25%, 11/15/2030	85	83,453
4.60%, 02/13/2033	85	83,370
4.90%, 02/13/2036	85	82,913
Constellation Brands, Inc. 4.80%, 05/01/2030	62	62,405
4.85%, 05/06/2031	84	84,044
DENTSPLY SIRONA, Inc. 3.25%, 06/01/2030	329	304,450
Eli Lilly & Co. 4.15%, 03/15/2059	487	379,456
4.90%, 10/15/2035	71	71,056
4.95%, 02/27/2063	314	279,356
5.10%, 02/09/2064	37	33,674
5.20%, 08/14/2064	463	428,187
5.65%, 10/15/2065	92	91,567
GE HealthCare Technologies, Inc. 4.15%, 12/15/2028	79	78,336
Gilead Sciences, Inc. 4.25%, 05/20/2028	87	86,985

108 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

4.40%, 05/20/2029	$87	$87,006
4.60%, 05/20/2031	46	46,047
4.90%, 05/20/2034	87	87,150
HCA, Inc. 4.30%, 11/15/2030	31	30,371
4.60%, 11/15/2032	77	75,113
4.70%, 05/15/2031	86	85,235
5.00%, 03/01/2028	59	59,509
5.00%, 05/15/2033	86	85,162
Japan Tobacco, Inc. 4.85%, 05/15/2028(a)	150	151,047
5.25%, 06/15/2030(a)	150	153,130
Johnson & Johnson 4.85%, 03/01/2032	59	60,562
5.00%, 03/01/2035	59	60,623
Keurig Dr. Pepper, Inc. 4.60%, 05/15/2030	62	61,619
Mars, Inc. 4.60%, 03/01/2028(a)	39	39,189
4.80%, 03/01/2030(a)	67	67,453
5.00%, 03/01/2032(a)	67	67,694
McCormick & Co., Inc./MD 4.15%, 02/15/2029	80	79,235
McKesson Corp. 4.65%, 05/30/2030	60	60,161
4.95%, 05/30/2032	60	60,723
Medline Borrower LP/Medline Co-Issuer, Inc. 5.00%, 06/15/2031(a)	85	84,944
Merck & Co., Inc. 2.90%, 12/10/2061	161	93,090
4.30%, 05/22/2028	87	87,257
4.45%, 12/04/2032	79	77,937
4.65%, 05/22/2031	87	87,420
4.75%, 12/04/2035	79	77,542
4.90%, 05/17/2044	26	24,062
4.95%, 05/22/2033	87	87,773
4.95%, 09/15/2035	69	68,927
5.00%, 05/17/2053	96	87,005
5.15%, 05/17/2063	495	448,544
5.20%, 05/22/2036	87	88,067
5.50%, 03/15/2046	79	77,970
5.55%, 12/04/2055	79	77,642
5.70%, 12/04/2065	419	413,394
5.85%, 05/22/2056	41	42,059
Novartis Capital Corp. 3.90%, 11/05/2028	76	75,478
4.10%, 03/16/2029	76	75,571
4.10%, 11/05/2030	76	74,809

ABFunds.com	AB Active ETFs, Inc. 109

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

4.30%, 11/05/2032	$76	$74,513
4.40%, 03/18/2031	76	75,634
4.60%, 03/18/2033	76	75,459
5.20%, 11/05/2045	76	73,100
5.30%, 11/05/2055	76	73,327
5.60%, 03/18/2046	76	76,822
5.70%, 03/18/2056	76	77,154
PepsiCo, Inc. 4.30%, 07/23/2030	59	59,069
4.45%, 02/07/2028	20	20,094
4.60%, 02/07/2030	20	20,216
Philip Morris International, Inc. 2.10%, 05/01/2030	144	131,371
4.00%, 10/29/2030	77	75,327
4.125%, 04/28/2028	62	61,717
4.25%, 10/29/2032	77	74,754
4.375%, 04/30/2030	62	61,550
4.625%, 10/29/2035	77	74,315
4.875%, 04/29/2036	86	84,316
5.25%, 02/13/2034	196	199,699
5.375%, 02/15/2033	286	294,400
Quest Diagnostics, Inc. 5.00%, 06/30/2036	86	84,447
Stryker Corp. 4.70%, 02/10/2028	20	20,112
Sysco Corp. 4.40%, 07/25/2031	41	40,043
5.10%, 09/23/2030	56	56,666
6.60%, 04/01/2050	423	450,647
Thermo Fisher Scientific, Inc. 4.20%, 03/01/2031	74	72,898
4.55%, 06/15/2033	84	82,728
4.902%, 02/12/2036	84	83,083
Tyson Foods, Inc. 3.55%, 06/02/2027	132	131,120
Utah Acquisition Sub, Inc. 5.25%, 06/15/2046	91	76,269

		12,232,561

Energy – 2.6%
Baker Hughes Holdings LLC 5.125%, 09/15/2040	439	423,284
Canadian Natural Resources Ltd. 6.25%, 03/15/2038	363	385,644
Cheniere Energy Partners LP 5.35%, 11/30/2036(a)	81	81,001
Chevron USA, Inc. 3.95%, 08/13/2027	69	68,961

110 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

4.05%, 08/13/2028	$69	$68,774
4.30%, 10/15/2030	69	68,932
4.475%, 02/26/2028	60	60,319
4.687%, 04/15/2030	60	60,571
ConocoPhillips Co. 5.65%, 01/15/2065	438	423,174
5.70%, 09/15/2063	437	425,205
Enbridge, Inc. 4.20%, 11/20/2028	78	77,480
4.50%, 02/15/2031	78	77,115
4.60%, 06/20/2028	59	59,158
4.85%, 03/27/2031	77	77,280
4.90%, 06/20/2030	17	17,121
Energy Transfer LP 4.55%, 01/15/2031	79	78,310
6.30%, 01/15/2056	79	79,778
Eni SpA 5.25%, 05/18/2036(a)	200	198,144
Enterprise Products Operating LLC Series E 5.25%, 08/16/2077	129	128,710
MPLX LP 4.80%, 02/15/2031	67	66,956
ONEOK, Inc. 4.85%, 02/01/2049	530	444,596
Plains All American Pipeline LP/PAA Finance Corp. 4.70%, 01/15/2031	65	64,676
Shell Finance US, Inc. 5.125%, 10/15/2041(a)	370	355,111
Shell International Finance BV 4.375%, 05/11/2045	512	435,901
6.375%, 12/15/2038	442	486,691
Snam SpA 6.50%, 05/28/2055(a)	348	362,007
Suncor Energy, Inc. 6.85%, 06/01/2039	377	419,439
Targa Resources Corp. 4.35%, 04/15/2031	26	25,471
Woodside Finance Ltd. 4.90%, 05/19/2028	60	60,355

		5,580,164

Other Industrial – 0.2%
Ferguson Finance PLC 3.25%, 06/02/2030(a)	238	224,163
President & Fellows of Harvard College 6.50%, 01/15/2039(a)	165	183,950

		408,113

ABFunds.com	AB Active ETFs, Inc. 111

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Services – 1.2%
Amazon.com, Inc. 3.25%, 05/12/2061	$587	$366,124
4.10%, 04/13/2062	500	373,155
4.25%, 08/22/2057	474	372,223
4.65%, 11/20/2035	54	52,792
5.45%, 11/20/2055	78	74,466
5.55%, 11/20/2065	443	419,809
6.05%, 03/13/2076	490	493,915
Cintas Corp. No. 2 4.20%, 05/01/2028	62	61,907
eBay, Inc. 4.25%, 03/06/2029	76	75,292
Mastercard, Inc. 4.55%, 03/15/2028	59	59,368
Quanta Services, Inc. 4.30%, 08/09/2028	70	69,837
RELX Capital, Inc. 4.75%, 03/27/2030	63	63,251
Verisk Analytics, Inc. 4.45%, 03/15/2031	83	81,621

		2,563,760

Technology – 3.2%
Alphabet, Inc. 3.70%, 02/15/2029	84	82,873
4.10%, 11/15/2030	68	67,278
4.10%, 02/15/2031	84	82,874
4.375%, 11/15/2032	76	74,982
4.40%, 02/15/2033	84	82,622
4.70%, 11/15/2035	43	42,264
4.80%, 02/15/2036	84	83,043
5.30%, 05/15/2065	534	494,222
5.35%, 11/15/2045	76	74,140
5.45%, 11/15/2055	29	27,981
5.50%, 02/15/2046	84	83,130
5.70%, 11/15/2075	447	435,807
Amphenol Corp. 3.80%, 11/15/2027	77	76,514
3.90%, 11/15/2028	77	76,262
4.125%, 11/15/2030	77	75,693
4.375%, 06/12/2028	60	60,081
4.40%, 02/15/2033	77	75,067
4.625%, 02/15/2036	77	74,360
5.00%, 01/15/2035	251	250,686
Analog Devices, Inc. 4.50%, 06/15/2030	60	59,945
Apple, Inc. 2.55%, 08/20/2060	113	61,482
4.10%, 08/08/2062	488	376,853

112 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Applied Materials, Inc. 4.00%, 01/15/2031	$71	$69,489
4.60%, 01/15/2036	71	68,920
Broadcom, Inc. 4.20%, 10/15/2030	54	53,172
4.30%, 01/15/2031	72	71,145
4.60%, 07/15/2030	60	59,987
4.60%, 01/15/2033	72	70,915
4.80%, 04/15/2028	25	25,231
4.90%, 07/15/2032	27	27,139
5.05%, 07/12/2027	114	115,114
5.05%, 04/15/2030	25	25,411
Cisco Systems, Inc. 4.55%, 02/24/2028	59	59,411
5.35%, 02/26/2064	407	382,625
Dell International LLC/EMC Corp. 4.15%, 02/15/2029	73	72,374
4.50%, 02/15/2031	73	72,420
4.75%, 04/01/2028	55	55,311
5.00%, 04/01/2030	55	55,706
5.30%, 04/01/2032	55	56,149
Hewlett Packard Enterprise Co. 4.05%, 09/15/2027	72	71,696
4.15%, 09/15/2028	72	71,438
4.40%, 10/15/2030	72	70,815
4.50%, 03/23/2028	76	76,013
4.60%, 03/23/2029	76	75,995
Intel Corp. 4.65%, 06/01/2031	86	85,339
5.00%, 08/15/2033	86	85,740
International Business Machines Corp. 4.65%, 02/10/2028	100	100,549
4.90%, 07/27/2052	261	223,017
NXP BV/NXP Funding LLC/NXP USA, Inc. 4.30%, 08/19/2028	67	66,737
Oracle Corp. 4.45%, 09/26/2030	71	68,813
4.80%, 08/03/2028	20	19,998
4.95%, 02/04/2031	81	79,629
Roper Technologies, Inc. 4.25%, 09/15/2028	67	66,571
Salesforce, Inc. 1.50%, 07/15/2028	141	132,811
4.50%, 03/15/2028	77	77,124
4.65%, 03/15/2029	77	77,160
4.90%, 09/15/2031	77	77,051
5.20%, 03/15/2033	77	77,360
5.55%, 03/15/2036	77	77,466

ABFunds.com	AB Active ETFs, Inc. 113

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

6.55%, 03/15/2056	$453	$462,155
6.70%, 03/15/2066	417	432,454
Texas Instruments, Inc. 4.50%, 05/23/2030	60	60,249
Tyco Electronics Group SA 4.50%, 02/09/2031	62	61,569

		6,856,427

Transportation - Airlines – 0.1%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028(a)	248	247,683
Southwest Airlines Co. 4.375%, 11/15/2028	23	22,841

		270,524

Transportation - Services – 0.2%
Element Fleet Management Corp. 4.641%, 11/24/2030(a)	78	77,180
5.037%, 03/25/2030(a)	63	63,488
Fedex Freight Holding Co., Inc. 4.30%, 03/15/2029(a)	80	78,990
4.65%, 03/15/2031(a)	80	78,734
Penske Truck Leasing Co. LP/PTL Finance Corp. 4.55%, 01/15/2031(a)	72	71,145
5.25%, 07/01/2029(a)	9	9,122
5.25%, 02/01/2030(a)	24	24,323
5.35%, 03/30/2029(a)	57	57,883
Ryder System, Inc. 4.30%, 12/01/2030	77	75,730

		536,595

		40,828,096

Financial Institutions – 16.4%
Banking – 10.8%
American Express Co. 4.351%, 07/20/2029	59	58,804
4.444%, 05/03/2030	86	85,720
4.731%, 04/25/2029	62	62,305
5.016%, 04/25/2031	62	62,771
5.667%, 04/25/2036	62	64,274
Banco Santander SA 2.749%, 12/03/2030	400	361,540
4.60%, 04/15/2029	200	199,326
4.867%, 04/15/2031	200	198,828
6.35%, 03/14/2034	400	423,512
6.921%, 08/08/2033	400	434,552
Bank of America Corp. 2.496%, 02/13/2031	166	153,600
2.687%, 04/22/2032	315	285,925

114 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

2.972%, 02/04/2033	$332	$300,191
3.419%, 12/20/2028	55	54,124
4.477%, 04/23/2030	84	83,603
4.623%, 05/09/2029	59	59,150
4.695%, 04/23/2032	84	83,533
5.425%, 08/15/2035	416	417,976
5.489%, 04/23/2037	84	83,567
5.518%, 10/25/2035	296	298,256
5.744%, 02/12/2036	20	20,424
Bank of Montreal 4.062%, 09/22/2028	71	70,667
4.35%, 09/22/2031	71	70,036
5.203%, 02/01/2028	61	61,808
Series J 4.338%, 03/19/2030	77	76,489
4.439%, 01/14/2032	72	70,880
Bank of New York Mellon Corp. (The) 4.54%, 04/23/2032	84	83,416
5.085%, 04/23/2037	84	83,510
Series J 4.967%, 04/26/2034	297	297,457
Bank of Nova Scotia (The) 4.043%, 09/15/2028	72	71,676
4.338%, 09/15/2031	72	70,782
4.932%, 02/14/2029	20	20,163
Banque Federative du Credit Mutuel SA 4.541%, 01/15/2031(a)	200	197,170
BNP Paribas SA 4.916%, 01/15/2034(a)	200	196,258
5.906%, 11/19/2035(a)	428	436,500
CaixaBank SA 4.818%, 04/22/2032(a)	202	200,806
5.402%, 04/22/2037(a)	202	200,202
Canadian Imperial Bank of Commerce 4.243%, 09/08/2028	69	68,841
4.58%, 09/08/2031	69	68,442
4.857%, 03/30/2029	63	63,418
5.245%, 01/13/2031	25	25,478
Capital One Financial Corp. 4.493%, 09/11/2031	72	70,748
4.722%, 01/30/2032	46	45,420
5.468%, 02/01/2029	250	253,615
6.183%, 01/30/2036	127	129,921
6.377%, 06/08/2034	282	298,827
Citigroup, Inc. 2.976%, 11/05/2030	376	355,595
3.52%, 10/27/2028	118	116,614
4.503%, 09/11/2031	71	70,241

ABFunds.com	AB Active ETFs, Inc. 115

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

4.542%, 09/19/2030	$298	$296,757
4.786%, 03/04/2029	60	60,250
5.827%, 02/13/2035	288	293,763
6.174%, 05/25/2034	286	298,907
6.27%, 11/17/2033	29	30,973
Citizens Financial Group, Inc. 5.253%, 03/05/2031	36	36,421
5.841%, 01/23/2030	118	121,139
Cooperatieve Rabobank UA/NY 4.322%, 04/01/2029	252	252,234
Deutsche Bank AG/New York NY 4.469%, 12/10/2031	150	147,575
5.06%, 04/14/2032	150	149,728
Fifth Third Financial Corp. 5.982%, 01/30/2030	232	238,800
First Citizens BancShares, Inc./NC 4.869%, 03/03/2032	85	82,583
Goldman Sachs Group, Inc. (The) 2.383%, 07/21/2032	403	356,433
2.615%, 04/22/2032	336	302,585
2.65%, 10/21/2032	257	228,655
4.153%, 10/21/2029	75	74,069
4.369%, 10/21/2031	75	73,504
5.049%, 07/23/2030	24	24,218
5.065%, 01/21/2037	78	76,293
5.207%, 01/28/2031	95	96,295
5.218%, 04/23/2031	62	62,867
HSBC Holdings PLC 2.357%, 08/18/2031	374	338,021
5.874%, 11/18/2035	320	327,197
7.399%, 11/13/2034	313	348,475
JPMorgan Chase & Co. 2.963%, 01/25/2033	331	300,210
4.408%, 04/23/2030	88	87,544
4.622%, 04/23/2032	88	87,307
5.103%, 04/22/2031	61	61,983
5.14%, 01/24/2031	26	26,396
5.148%, 04/23/2037	88	87,460
5.193%, 02/05/2037	80	78,743
5.581%, 04/22/2030	68	69,735
5.717%, 09/14/2033	284	293,522
5.766%, 04/22/2035	20	20,806
M&T Bank Corp. 5.179%, 07/08/2031	60	60,559
Macquarie Bank Ltd. 3.915%, 02/03/2028(a)	80	79,489
4.529%, 03/29/2029(a)	83	83,207
Manufacturers & Traders Trust Co. 4.548%, 04/18/2030	252	250,952

116 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Mitsubishi HC Finance America LLC 4.558%, 01/14/2031(a)	$200	$197,392
Morgan Stanley 3.622%, 04/01/2031	88	84,488
4.708%, 03/12/2032	77	76,297
4.994%, 04/12/2029	61	61,467
5.042%, 07/19/2030	25	25,221
5.073%, 01/30/2037	80	78,418
5.192%, 04/17/2031	61	61,892
5.23%, 01/15/2031	26	26,386
5.25%, 04/21/2034	185	186,902
5.297%, 04/20/2037	410	410,447
5.32%, 07/19/2035	161	162,433
5.449%, 07/20/2029	84	85,432
5.656%, 04/18/2030	14	14,354
5.664%, 04/17/2036	61	62,821
5.831%, 04/19/2035	24	25,011
Series G 2.239%, 07/21/2032	344	302,393
Series I 4.133%, 10/18/2029	43	42,496
4.356%, 10/22/2031	75	73,542
4.892%, 10/22/2036	75	72,739
Morgan Stanley Bank NA 4.788%, 05/10/2030	250	250,740
National Australia Bank Ltd. 2.332%, 08/21/2030(a)	397	357,800
2.99%, 05/21/2031(a)	394	358,442
NatWest Markets PLC 4.654%, 03/27/2029(a)	202	202,331
Northern Trust Corp. 4.15%, 11/19/2030	78	77,040
PNC Financial Services Group, Inc. (The) 4.075%, 01/26/2029	78	77,518
4.626%, 06/06/2033	309	300,166
4.899%, 05/13/2031	59	59,420
5.222%, 01/29/2031	24	24,431
Regions Bank/Birmingham AL 6.45%, 06/26/2037	361	380,393
Royal Bank of Canada 3.995%, 11/03/2028	78	77,574
4.40%, 04/17/2030	81	80,518
4.612%, 05/03/2032	81	80,304
Series G 4.965%, 01/24/2029	26	26,198
4.97%, 05/02/2031	63	63,645
5.153%, 02/04/2031	26	26,375

ABFunds.com	AB Active ETFs, Inc. 117

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Santander Holdings USA, Inc. 5.473%, 03/20/2029	$68	$68,827
5.741%, 03/20/2031	31	31,789
6.174%, 01/09/2030	260	267,987
6.499%, 03/09/2029	18	18,525
Societe Generale SA 5.371%, 05/27/2032(a)	202	203,984
State Street Corp. 4.536%, 02/28/2028	60	60,355
4.729%, 02/28/2030	60	60,502
4.784%, 10/23/2036	77	74,974
4.821%, 01/26/2034	296	294,443
4.834%, 04/24/2030	62	62,792
Swedbank AB 4.898%, 03/30/2031(a)	202	202,919
Synchrony Financial 5.935%, 08/02/2030	10	10,191
6.00%, 07/29/2036	400	401,060
Toronto-Dominion Bank (The) 3.913%, 01/13/2028	72	71,488
4.109%, 10/13/2028	75	74,412
4.361%, 04/23/2029	84	83,684
4.411%, 01/13/2031	72	71,292
4.574%, 06/02/2028	59	59,168
4.808%, 06/03/2030	59	59,359
4.866%, 04/22/2033	84	83,461
Truist Financial Corp. 5.071%, 05/20/2031	59	59,671
Series I 4.68%, 04/23/2032	88	87,044
5.281%, 04/23/2037	88	87,167
UBS Group AG 4.151%, 12/23/2029(a)	200	197,442
4.398%, 09/23/2031(a)	200	196,360
US Bancorp 4.839%, 02/01/2034	299	295,107
4.967%, 07/22/2033	298	294,931
5.046%, 02/12/2031	20	20,260
5.083%, 05/15/2031	60	60,815
5.10%, 07/23/2030	25	25,375
Wells Fargo & Co. 3.35%, 03/02/2033	326	300,086
3.584%, 05/22/2028	5	4,961
4.078%, 09/15/2029	72	71,166
4.577%, 05/20/2029	85	84,972
4.808%, 07/25/2028	51	51,192
4.844%, 05/20/2032	85	84,930
4.96%, 01/23/2037	78	76,213

118 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

4.97%, 04/23/2029	$62	$62,467
5.15%, 04/23/2031	62	62,918
5.244%, 01/24/2031	118	119,997
5.574%, 07/25/2029	284	289,498
5.605%, 04/23/2036	21	21,545
Zions Bancorp NA 6.816%, 11/19/2035	391	406,863

		23,187,834

Brokerage – 0.5%
Affiliated Managers Group, Inc. 5.50%, 02/15/2036	80	79,117
Apollo Global Management, Inc. 4.60%, 01/15/2031	79	78,197
5.70%, 03/30/2036	76	76,796
BGC Group, Inc. 6.15%, 04/02/2030	55	56,291
Blackstone Holdings Finance Co. LLC 2.50%, 01/10/2030(a)	384	356,686
Blue Owl Finance LLC 6.25%, 04/18/2034	336	333,685
Charles Schwab Corp. (The) 4.744%, 05/21/2030	87	87,484
LPL Holdings, Inc. 5.20%, 03/15/2030	60	60,466

		1,128,722

Finance – 1.1%
Aircastle Ltd./Aircastle Ireland DAC 5.00%, 05/15/2031(a)	150	148,659
Apollo Debt Solutions BDC 5.20%, 12/08/2028(a)	80	79,144
Ares Capital Corp. 5.50%, 09/01/2030	59	58,428
5.55%, 01/15/2030	84	83,690
Ares Strategic Income Fund 4.85%, 01/15/2029(a)	72	70,098
5.15%, 01/15/2031(a)	72	69,005
Barings BDC, Inc. 5.20%, 09/15/2028	72	70,777
Blackstone Private Credit Fund 6.00%, 11/22/2034	442	425,080
Blackstone Reg Finance Co. LLC 4.30%, 11/03/2030	78	76,764
Blackstone Secured Lending Fund 5.25%, 09/04/2029	83	81,837
Blue Owl Credit Income Corp. 5.80%, 03/15/2030	25	24,339
Brookfield Finance, Inc. 5.33%, 01/15/2036	66	65,143

ABFunds.com	AB Active ETFs, Inc. 119

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Franklin BSP Capital Corp. 6.00%, 10/02/2030(a)	$71	$68,325
Goldman Sachs BDC, Inc. 5.10%, 01/28/2029	78	76,295
Goldman Sachs Private Credit Corp. 5.05%, 02/23/2028	82	81,451
5.875%, 01/31/2031	78	77,391
6.15%, 06/16/2031(a)	81	80,662
Golub Capital Private Credit Fund 5.45%, 08/15/2028(a)	60	59,464
HA Sustainable Infrastructure Capital, Inc. 6.75%, 07/15/2035	60	62,587
HPS Corporate Lending Fund 4.90%, 09/11/2028	71	69,697
5.15%, 04/02/2029(a)	72	70,507
5.30%, 06/05/2027	55	54,821
5.45%, 11/15/2030	71	68,891
5.65%, 04/02/2031(a)	72	70,177
Main Street Capital Corp. 5.40%, 08/15/2028	66	65,778
North Haven Private Income Fund LLC 5.125%, 09/25/2028(a)	70	68,414
USAA Capital Corp. 4.375%, 06/01/2028(a)	150	149,866

		2,377,290

Financial Services – 0.1%
Intercontinental Exchange, Inc. 3.95%, 12/01/2028	79	78,205
4.20%, 03/15/2031	79	77,709
Lincoln Financial Global Funding 4.625%, 08/18/2030(a)	69	68,298
4.95%, 05/21/2031(a)	24	23,948
Sammons Financial Group Global Funding 4.95%, 06/12/2030(a)	60	59,844
5.05%, 01/10/2028(a)	25	25,130

		333,134

Insurance – 3.3%
Aflac, Inc. 5.15%, 05/14/2036	85	84,939
American National Global Funding 5.25%, 06/03/2030(a)	59	59,042
Athene Global Funding 5.583%, 01/09/2029(a)	211	213,794
Athene Holding Ltd. 3.95%, 05/25/2051	403	277,506
Brown & Brown, Inc. 4.70%, 06/23/2028	60	60,115

120 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

CNO Global Funding 4.70%, 12/11/2030(a)	$80	$79,198
Corebridge Global Funding 4.45%, 10/02/2030(a)	71	69,810
4.55%, 01/09/2031(a)	72	70,941
4.85%, 06/06/2030(a)	59	58,975
4.90%, 01/07/2028(a)	25	25,145
Elevance Health, Inc. 4.00%, 09/15/2028	72	71,317
F&G Global Funding 4.50%, 01/09/2029(a)	72	70,742
4.65%, 09/08/2028(a)	69	68,225
GA Global Funding Trust 4.50%, 09/18/2030(a)	150	145,158
5.50%, 04/01/2032(a)	150	148,968
Guardian Life Global Funding 4.066%, 09/05/2028(a)	69	68,437
4.327%, 10/06/2030(a)	74	72,940
4.402%, 12/11/2030(a)	80	79,198
4.673%, 09/05/2032(a)	69	68,156
4.798%, 04/28/2030(a)	62	62,347
4.916%, 04/30/2033(a)	86	85,680
Jackson National Life Global Funding 4.70%, 06/05/2028(a)	150	149,723
MassMutual Global Funding II 4.70%, 04/01/2031(a)	200	199,206
Met Tower Global Funding 4.00%, 01/14/2029(a)	150	148,074
Mutual of Omaha Cos. Global Funding 4.546%, 01/13/2031(a)	72	70,979
Nationwide Mutual Insurance Co. 4.35%, 04/30/2050(a)	571	436,273
New York Life Global Funding 4.15%, 07/25/2028(a)	59	58,701
4.40%, 04/25/2028(a)	62	62,034
4.60%, 06/03/2030(a)	59	59,007
5.20%, 06/03/2036(a)	86	86,221
Northwestern Mutual Global Funding 4.125%, 08/25/2028(a)	71	70,626
4.30%, 01/13/2031(a)	72	71,074
4.60%, 06/03/2030(a)	59	59,051
4.74%, 06/30/2031(a)	81	81,223
Pacific Life Global Funding II 4.375%, 02/03/2031(a)	80	79,143
4.45%, 05/01/2028(a)	62	62,006
Pricoa Global Funding I 4.70%, 05/28/2030(a)	150	150,057
5.00%, 05/27/2031(a)	150	151,493

ABFunds.com	AB Active ETFs, Inc. 121

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Principal Financial Group, Inc. 5.30%, 01/15/2037	$86	$86,039
Principal Life Global Funding II 4.25%, 08/18/2028(a)	69	68,549
4.45%, 01/13/2031(a)	72	70,880
4.80%, 01/09/2028(a)	130	130,709
Protective Life Global Funding 4.161%, 01/15/2029(a)	150	148,009
4.803%, 06/05/2030(a)	150	149,867
Prudential Financial, Inc. 4.50%, 09/15/2047	301	295,317
5.70%, 09/15/2048	292	291,994
RGA Global Funding 4.35%, 08/25/2028(a)	71	70,531
4.60%, 11/25/2030(a)	78	77,183
5.00%, 08/25/2032(a)	71	70,624
5.10%, 05/26/2031(a)	87	87,388
5.25%, 01/09/2030(a)	25	25,362
5.448%, 05/24/2029(a)	24	24,484
Sammons Financial Group, Inc. 6.875%, 04/15/2034(a)	420	448,337
SBL Holdings, Inc. 5.00%, 02/18/2031(a)	542	486,228
7.20%, 10/30/2034(a)	525	484,649
Western-Southern Global Funding 4.50%, 07/16/2028(a)	60	59,829

		7,011,503

REITs – 0.6%
American Homes 4 Rent LP 4.95%, 06/15/2030	59	59,204
CBRE Services, Inc. 4.80%, 06/15/2030	62	62,170
4.90%, 01/15/2033	79	77,941
5.25%, 06/01/2036	86	84,677
5.95%, 08/15/2034	245	255,435
EPR Properties 4.75%, 11/15/2030	76	74,466
Phillips Edison Grocery Center Operating Partnership I LP 4.75%, 03/15/2033	85	83,260
Prologis LP 4.25%, 06/15/2031	88	86,478
4.90%, 06/15/2036	88	86,258
Realty Income Corp. 3.95%, 02/01/2029	71	70,056
Regency Centers LP 4.50%, 03/15/2033	22	21,441
Simon Property Group LP 4.375%, 10/01/2030	67	66,411

122 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Store Capital LLC 4.95%, 02/11/2031(a)	$81	$80,197
VICI Properties LP 4.75%, 04/01/2028	55	55,010
WP Carey, Inc. 4.65%, 07/15/2030	39	38,818

		1,201,822

		35,240,305

Utility – 2.1%
Electric – 1.9%
AEP Transmission Co. LLC 5.15%, 04/01/2034	34	34,255
Baltimore Gas & Electric Co. 5.15%, 06/01/2033	86	86,822
Black Hills Corp. 4.55%, 01/31/2031	71	70,180
Connecticut Light & Power Co. (The) 4.95%, 01/15/2030	25	25,353
Dominion Energy, Inc. 4.60%, 05/15/2028	59	59,142
Duke Energy Florida LLC 4.20%, 12/01/2030	79	77,882
Edison International 4.80%, 03/15/2031	83	80,846
5.00%, 05/05/2028	7	7,015
Emera US Finance LLC 4.50%, 04/01/2029	84	83,611
5.20%, 04/01/2033	84	83,508
ENEL Finance International NV 4.75%, 05/25/2047(a)	228	191,894
7.75%, 10/14/2052(a)	348	415,881
Entergy Texas, Inc. 5.20%, 06/15/2036	85	84,637
Evergy Missouri West, Inc. 4.70%, 05/21/2029(a)	87	87,201
Eversource Energy 4.45%, 12/15/2030	75	73,798
FirstEnergy Pennsylvania Electric Co. 4.55%, 03/15/2031(a)	76	75,345
Florida Power & Light Co. 5.125%, 06/01/2036	81	81,345
5.75%, 06/01/2056	81	81,241
5.90%, 06/01/2066	81	81,358
ITC Holdings Corp. 4.875%, 04/15/2031(a)	84	83,710
National Rural Utilities Cooperative Finance Corp. 3.95%, 12/10/2027	79	78,610

ABFunds.com	AB Active ETFs, Inc. 123

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

4.30%, 12/10/2030	$79	$77,895
Series D 4.05%, 02/09/2029	80	79,289
4.15%, 08/25/2028	71	70,575
NextEra Energy Capital Holdings, Inc. 4.40%, 03/01/2031	80	79,080
4.685%, 09/01/2027	35	35,159
4.85%, 02/04/2028	20	20,173
Niagara Mohawk Power Corp. 4.647%, 10/03/2030(a)	60	59,645
NRG Energy, Inc. 4.734%, 10/15/2030(a)	14	13,794
4.955%, 04/30/2031(a)	81	80,170
NSTAR Electric Co. 4.85%, 03/01/2030	60	60,520
5.20%, 05/15/2036	83	83,267
Oncor Electric Delivery Co. LLC 4.50%, 03/15/2031(a)	84	83,265
4.65%, 11/01/2029	25	25,127
5.35%, 04/01/2035	47	47,988
5.90%, 03/15/2056(a)	49	49,556
Pacific Gas & Electric Co. 5.05%, 10/15/2032	74	73,596
5.55%, 05/15/2029	294	300,703
PacifiCorp 4.25%, 03/15/2029	81	80,117
4.65%, 04/15/2029	84	83,892
5.10%, 04/15/2031	39	39,375
5.45%, 04/15/2033	84	85,423
5.80%, 04/15/2036	64	65,826
Pinnacle West Capital Corp. 4.90%, 05/15/2028	60	60,347
5.15%, 05/15/2030	60	60,823
Public Service Co. of New Hampshire 4.40%, 07/01/2028	59	59,078
San Diego Gas & Electric Co. 5.40%, 04/15/2035	63	64,171
Southern California Edison Co. 4.95%, 09/15/2031	84	83,987
Union Electric Co. 4.80%, 03/15/2036	83	80,883
Wisconsin Electric Power Co. 3.95%, 03/01/2029	34	33,592
Xcel Energy, Inc. 4.75%, 03/21/2028	63	63,256

		4,044,206

124 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Natural Gas – 0.1%
National Fuel Gas Co. 4.75%, 05/15/2029	$86	$86,054
5.05%, 10/15/2031	86	86,041
NiSource, Inc. 4.75%, 05/18/2031	85	84,985

		257,080

Other Utility – 0.1%
American Water Capital Corp. 4.625%, 06/01/2029	87	87,370

		4,388,656

Total Corporates - Investment Grade (cost $80,724,150)		80,457,057

CORPORATES - NON-INVESTMENT GRADE – 7.0%
Industrial – 6.8%
Basic – 0.9%
Celanese US Holdings LLC 7.00%, 02/15/2031	25	25,905
Cleveland-Cliffs, Inc. 6.75%, 04/15/2030(a)	119	119,647
7.625%, 01/15/2034(a)	393	404,688
Clydesdale Acquisition Holdings, Inc. 6.75%, 04/15/2032(a)	508	488,366
8.75%, 04/15/2030(a)	124	119,131
FMC Corp. 6.375%, 05/18/2053	644	501,187
Olin Corp. 6.625%, 04/01/2033(a)	221	219,358

		1,878,282

Capital Goods – 0.3%
MIWD Holdco II LLC/MIWD Finance Corp. 5.50%, 02/01/2030(a)	394	368,154
Smyrna Ready Mix Concrete LLC 6.00%, 11/01/2028(a)	129	129,364

		497,518

Communications - Media – 0.7%
Discovery Global Holdings, Inc. 5.05%, 03/15/2042	627	448,638
5.141%, 03/15/2052	369	234,149
VZ Secured Financing BV 7.50%, 01/15/2033(a)	400	383,964
Ziggo Bond Co. BV 5.125%, 02/28/2030(a)	468	408,129

		1,474,880

ABFunds.com	AB Active ETFs, Inc. 125

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Communications - Telecommunications – 0.4%
Vmed O2 UK Financing I PLC 4.75%, 07/15/2031(a)	$565	$477,312
7.75%, 04/15/2032(a)	508	473,710

		951,022

Consumer Cyclical - Automotive – 0.5%
American Axle & Manufacturing, Inc. 7.75%, 10/15/2033(a)	375	376,027
Nissan Motor Acceptance Co. LLC 5.625%, 09/29/2028(a)	53	52,865
6.125%, 09/30/2030(a)	52	51,374
Nissan Motor Co., Ltd. 4.81%, 09/17/2030(a)	325	304,486
ZF North America Capital, Inc. 6.75%, 04/23/2030(a)	370	368,498

		1,153,250

Consumer Cyclical - Other – 0.4%
Caesars Entertainment, Inc. 6.00%, 10/15/2032(a)	534	478,053
6.50%, 02/15/2032(a)	483	471,263

		949,316

Consumer Non-Cyclical – 0.6%
CHS/Community Health Systems, Inc. 9.75%, 01/15/2034(a)	115	120,647
10.875%, 01/15/2032(a)	155	167,040
Organon & Co./Organon Foreign Debt Co-Issuer BV 7.875%, 05/15/2034(a)	451	483,810
US Acute Care Solutions LLC 9.75%, 05/15/2029(a)	385	369,015

		1,140,512

Energy – 1.8%
Crescent Energy Finance LLC 7.375%, 01/15/2033(a)	400	406,396
7.875%, 04/15/2032(a)	354	364,924
8.375%, 01/15/2034(a)	55	57,758
Ferrellgas LP/Ferrellgas Finance Corp. 9.25%, 01/15/2031(a)	395	416,117
Moss Creek Resources Holdings, Inc. 8.25%, 09/01/2031(a)	417	424,181
Nabors Industries, Inc. 7.625%, 11/15/2032(a)	406	423,109
8.875%, 08/15/2031(a)	397	416,183
Northern Oil & Gas, Inc. 7.875%, 10/15/2033(a)	437	445,159
Saturn Oil & Gas, Inc. 9.63%, 06/15/2029(a)	385	403,303

126 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

SM Energy Co. 8.75%, 07/01/2031(a)	$349	$365,546
9.63%, 06/15/2033(a)	55	61,202

		3,783,878

Other Industrial – 0.2%
Lsf12 Helix Parent LLC 7.125%, 02/01/2033(a)	498	488,219

Services – 0.3%
ION Platform Finance US, Inc. 7.875%, 09/30/2032(a)	583	450,309
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.375%, 08/31/2027(a)	133	130,401

		580,710

Technology – 0.6%
Cloud Software Group, Inc. 6.625%, 08/15/2033(a)	522	475,281
8.25%, 06/30/2032(a)	497	487,994
OAK-Eagle Acquireco, Inc. 8.75%, 07/01/2034(a)	427	451,241

		1,414,516

Transportation - Airlines – 0.1%
JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 09/20/2031(a)	334	307,363

		14,619,466

Utility – 0.2%
Electric – 0.2%
XPLR Infrastructure Operating Partners LP 7.75%, 04/15/2034(a)	378	399,312

Natural Gas – 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp. 9.5%, 06/01/2030(a)	25	26,878

		426,190

Financial Institutions – 0.0%
Financial Services – 0.0%
Herc Holdings, Inc. 7.00%, 06/15/2030(a)	38	39,497

Total Corporates - Non-Investment Grade (cost $14,844,164)		15,085,153

MORTGAGE PASS-THROUGHS – 4.3%
Agency Fixed Rate 30-Year – 4.3%
Federal Home Loan Mortgage Corp. Series 2022 3.00%, 03/01/2052	704	623,246

ABFunds.com	AB Active ETFs, Inc. 127

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Federal Home Loan Mortgage Corp. Gold Series 2005 5.50%, 01/01/2035	$45	$46,015
Series 2007 5.50%, 07/01/2035	6	6,332
Series 2016 4.00%, 02/01/2046	326	315,166
Series 2017 4.00%, 07/01/2044	197	190,217
Series 2018 4.50%, 03/01/2048	91	88,901
4.50%, 11/01/2048	223	218,390
5.00%, 11/01/2048	129	129,032
Federal National Mortgage Association Series 2003 5.50%, 04/01/2033	12	12,086
5.50%, 07/01/2033	27	27,446
Series 2004 5.50%, 04/01/2034	3	3,536
5.50%, 05/01/2034	8	8,372
5.50%, 11/01/2034	13	12,924
5.50%, 01/01/2035	122	124,716
Series 2005 5.50%, 02/01/2035	17	17,618
Series 2007 5.50%, 08/01/2037	84	85,453
Series 2012 3.50%, 02/01/2042	92	86,732
Series 2013 3.50%, 04/01/2043	496	464,080
Series 2018 4.50%, 09/01/2048	143	140,210
Series 2021 2.00%, 07/01/2051	1,555	1,255,580
2.00%, 12/01/2051	687	553,120
Series 2022 2.50%, 03/01/2052	1,105	941,683
Government National Mortgage Association Series 2023 5.50%, 04/20/2053	381	387,115
Series 2026 2.00%, 06/01/2056, TBA	395	324,166
2.50%, 06/01/2056, TBA	394	337,210
3.00%, 06/01/2056, TBA	195	173,392
3.50%, 06/01/2056, TBA	150	135,141
4.50%, 06/01/2056, TBA	215	206,869
5.00%, 06/01/2056, TBA	339	334,850
6.00%, 06/01/2056, TBA	88	89,648

128 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Uniform Mortgage-Backed Security Series 2026 5.00%, 06/01/2056, TBA	$601	$591,516
5.50%, 06/01/2056, TBA	414	416,005
6.00%, 06/01/2056, TBA	546	557,517
6.50%, 06/01/2056, TBA	224	232,750

Total Mortgage Pass-Throughs (cost $9,554,651)		9,137,034

COLLATERALIZED LOAN OBLIGATIONS – 1.7%
CLO - Floating Rate – 1.7%
Elmwood CLO 45 Ltd. Series 2025-8A, Class A1 4.930% (CME Term SOFR 3 Month + 1.25%), 10/17/2038(a)(b)	750	750,328
Flatiron CLO 25 Ltd. Series 2024-2A, Class A 5.030% (CME Term SOFR 3 Month + 1.35%), 10/17/2037(a)(b)	460	461,116
Neuberger Berman Loan Advisers CLO 59 Ltd. Series 2024-59A, Class A1 4.956% (CME Term SOFR 3 Month + 1.29%), 01/23/2039(a)(b)	500	500,744
Pikes Peak CLO 18 Series 2025-18A, Class A1 4.895% (CME Term SOFR 3 Month + 1.22%), 04/20/2038(a)(b)	500	500,724
Pikes Peak CLO 8 Series 2021-8A, Class A1R 5.005% (CME Term SOFR 3 Month + 1.33%), 01/20/2038(a)(b)	300	300,359
Signal Peak CLO 14 Ltd. Series 2024-14A, Class A 4.964% (CME Term SOFR 3 Month + 1.30%), 01/22/2038(a)(b)	300	300,616
Silver Point CLO 12 Ltd. Series 2025-12A, Class A1 4.983% (CME Term SOFR 3 Month + 1.31%), 10/15/2038(a)(b)	750	751,009

Total Collateralized Loan Obligations (cost $3,563,752)		3,564,896

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.2%
Non-Agency Fixed Rate CMBS – 1.2%
BANK5 Series 2025-5YR14, Class A3 5.646%, 04/15/2058	600	616,639

ABFunds.com	AB Active ETFs, Inc. 129

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

BMO Mortgage Trust Series 2025-5C10, Class A3 5.578%, 05/15/2058	$500	$512,528
GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class A2 2.435%, 08/15/2026(c)	421	417,814
Series 2021-1, Class AS 2.638%, 08/15/2026(c)	25	24,537
Wells Fargo Commercial Mortgage Trust Series 2024-5C2, Class A3 5.92%, 11/15/2057	500	516,743
Series 2025-5C5, Class A3 5.59%, 07/15/2058	500	513,544

		2,601,805

Agency CMBS – 0.0%
Government National Mortgage Association Series 2006-39, Class IO 0.161%, 07/16/2046(d)	101	1

Total Commercial Mortgage-Backed Securities (cost $2,640,280)		2,601,806

ASSET-BACKED SECURITIES – 1.0%
Other ABS - Fixed Rate – 0.6%
College Ave Student Loans LLC Series 2021-C, Class C 3.06%, 07/26/2055(a)	133	123,332
Dext ABS LLC Series 2023-1, Class A2 5.99%, 03/15/2032(a)	31	31,047
Diamond Issuer LLC Series 2021-1A, Class B 2.701%, 11/20/2051(a)	566	550,369
GCI Funding I LLC Series 2021-1, Class A 2.38%, 06/18/2046(a)	171	157,652
MVW LLC Series 2021-2A, Class C 2.23%, 05/20/2039(a)	187	177,715
Nelnet Student Loan Trust Series 2021-BA, Class B 2.68%, 04/20/2062(a)	220	197,337

		1,237,452

Autos - Fixed Rate – 0.4%
Arivo Acceptance Auto Loan Receivables Trust Series 2024-1A, Class A 6.46%, 04/17/2028(a)	10	10,072

130 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Avis Budget Rental Car Funding AESOP LLC Series 2023-3A, Class A 5.44%, 02/22/2028(a)	$475	$477,866
Carvana Auto Receivables Trust Series 2021-N3, Class C 1.02%, 06/12/2028	18	17,463
Series 2021-N4, Class D 2.30%, 09/11/2028	30	29,261
Enterprise Fleet Financing LLC Series 2023-2, Class A2 5.56%, 04/22/2030(a)	46	46,250
FHF Trust Series 2023-1A, Class A2 6.57%, 06/15/2028(a)	12	11,684
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(a)	96	97,024
Series 2023-2A, Class A2 7.09%, 10/16/2028(a)	42	42,152
Santander Drive Auto Receivables Trust Series 2023-3, Class B 5.61%, 07/17/2028	29	29,082
Tesla Auto Lease Trust Series 2024-A, Class A3 5.30%, 06/21/2027(a)	19	18,987
Tricolor Auto Securitization Trust Series 2024-2A, Class A 6.36%, 12/15/2027(c)(e)(f)(g)(h)	28	26,335
US Bank NA Series 2023-1, Class B 6.789%, 08/25/2032(a)	49	48,868

		855,044

Total Asset-Backed Securities (cost $2,161,156)		2,092,496

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.1%
Risk Share Floating Rate – 0.1%
Connecticut Avenue Securities Trust Series 2024-R02, Class 1M1 4.712% (CME Term SOFR + 1.10%), 02/25/2044(a)(b)	28	27,965
Series 2024-R04, Class 1M1 4.712% (CME Term SOFR + 1.10%), 05/25/2044(a)(b)	7	7,220
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2024-DNA1, Class M1 4.962% (CME Term SOFR + 1.35%), 02/25/2044(a)(b)	88	88,011

ABFunds.com	AB Active ETFs, Inc. 131

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2024-HQA1, Class M1 4.862% (CME Term SOFR + 1.25%), 03/25/2044(a)(b)	$74	$73,790

		196,986

Non-Agency Floating Rate – 0.0%
Federal Home Loan Mortgage Corp. Mscr Trust Mn1 Series 2021-MN1, Class M1 5.612% (CME Term SOFR + 2.00%), 01/25/2051(a)(b)	14	13,602

Total Collateralized Mortgage Obligations (cost $210,578)		210,588

EMERGING MARKETS - CORPORATE BONDS – 0.1%
Industrial – 0.1%
Energy – 0.1%
Raizen Fuels Finance SA 6.25%, 07/08/2032(c)(e)(g) (cost $283,199)	359	205,395

	Shares
SHORT-TERM INVESTMENTS – 4.4%
Investment Companies – 4.4%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.46%(i)(j)(k) (cost $9,550,124)	9,550,124	9,550,124

Total Investments – 100.7% (cost $217,683,974)		216,191,909
Other assets less liabilities – (0.7)%		(1,510,339)

Net Assets – 100.0%		$214,681,570

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Futures	59	September 2026	$6,612,609	$61,351
U.S. Long Bond (CBT) Futures	105	September 2026	11,782,969	39,172
U.S. T-Note 5 Yr (CBT) Futures	193	September 2026	20,691,711	71,586

Sold Contracts
U.S. T-Note 2 Yr (CBT) Futures	22	September 2026	4,544,375	(5,766)
U.S. T-Note 10 Yr (CBT) Futures	58	September 2026	6,370,031	(48,015)
U.S. Ultra Bond (CBT) Futures	61	September 2026	6,978,781	(37,172)

				$81,156

132 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At May 31, 2026, the aggregate market value of these securities amounted to $36,690,906 or 17.1% of net assets.

(b)	Floating Rate Security. Stated interest/ floor/ceiling rate was in effect at May 31, 2026.

(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.30% of net assets as of May 31, 2026, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class A2 2.435%, 08/15/2026	02/25/2021 - 09/06/2022	$421,719	$417,814	0.19%
GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class AS 2.638%, 08/15/2026	02/25/2021 - 04/01/2021	25,030	24,537	0.01%
Raizen Fuels Finance SA 6.25%, 07/08/2032	02/03/2026	283,199	205,395	0.09%
Tricolor Auto Securitization Trust Series 2024-2A, Class A 6.36%, 12/15/2027	05/14/2024	28,165	26,335	0.01%

(d)	IO – Interest Only.

(e)	Non-income producing security.

(f)	Fair valued by the Adviser.

(g)	Defaulted.

(h)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(i)	The rate shown represents the 7-day yield as of period end.

(j)	Affiliated investments.

(k)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

Glossary:

ABS – Asset-Backed Securities

CBT – Chicago Board of Trade

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

TBA – To Be Announced

See notes to financial statements.

ABFunds.com	AB Active ETFs, Inc. 133

PORTFOLIO OF INVESTMENTS

AB CORPORATE BOND ETF

May 31, 2026 (unaudited)

	Principal Amount (000)	U.S. $ Value

CORPORATES - INVESTMENT GRADE – 97.0%
Industrial - 57.7%
Basic - 1.6%
Dow Chemical Co. (The) 4.375%, 11/15/2042	$163	$132,025
4.80%, 01/15/2031	27	26,755
6.90%, 05/15/2053	125	131,169
LYB International Finance III LLC 6.15%, 05/15/2035	7	7,249
Nutrien Ltd. 4.90%, 03/27/2028	130	131,078

		428,276

Capital Goods – 2.8%
3M Co. 3.375%, 03/01/2029	133	129,306
CRH America Finance, Inc. 4.40%, 02/09/2031	134	132,171
General Dynamics Corp. 3.625%, 04/01/2030	135	130,827
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 1.75%, 09/15/2030	29	25,826
Northrop Grumman Corp. 3.25%, 01/15/2028	132	129,807
Parker-Hannifin Corp. 3.25%, 06/14/2029	24	23,187
4.25%, 09/15/2027	132	131,929
Regal Rexnord Corp. 6.05%, 04/15/2028	34	34,787

		737,840

Communications - Media – 2.8%
Charter Communications Operating LLC/Charter Communications Operating Capital 6.484%, 10/23/2045	128	118,089
Cox Communications, Inc. 5.45%, 09/01/2034(a)	36	34,327
5.80%, 12/15/2053(a)	78	65,476
5.95%, 09/01/2054(a)	145	124,342
Meta Platforms, Inc. 4.65%, 08/15/2062	141	108,742
5.625%, 11/15/2055	138	127,119
5.75%, 05/15/2063	36	33,018
5.75%, 11/15/2065	137	125,338

		736,451

134 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Communications - Telecommunications – 2.3%
AT&T, Inc. 4.55%, 03/09/2049	$53	$42,791
5.70%, 11/01/2054	27	25,488
6.05%, 08/15/2056	26	25,674
Verizon Communications, Inc. 5.012%, 08/21/2054	152	132,647
5.25%, 04/02/2035	132	132,799
5.25%, 03/16/2037	133	132,130
6.00%, 11/30/2065	133	131,056

		622,585

Consumer Cyclical - Automotive – 1.8%
American Honda Finance Corp. 4.90%, 03/13/2029	125	125,945
5.15%, 07/09/2032	28	28,185
Series G 4.45%, 10/22/2027	25	25,007
4.50%, 09/04/2030	27	26,645
5.05%, 07/10/2031	130	130,754
General Motors Co. 6.80%, 10/01/2027	127	130,410

		466,946

Consumer Cyclical - Other – 1.2%
JH North America Holdings, Inc. 6.125%, 07/31/2032(a)	59	59,206
Las Vegas Sands Corp. 3.90%, 08/08/2029	128	123,755
5.625%, 06/15/2028	20	20,284
5.90%, 06/01/2027	126	127,520

		330,765

Consumer Cyclical - Retailers – 1.0%
Genuine Parts Co. 4.95%, 08/15/2029	131	130,535
Tapestry, Inc. 5.50%, 03/11/2035	128	129,028

		259,563

Consumer Non-Cyclical – 16.8%
AbbVie, Inc. 5.50%, 03/15/2064	109	104,922
Altria Group, Inc. 3.875%, 09/16/2046	23	17,114
5.25%, 08/06/2035	27	27,028
5.95%, 02/14/2049	108	106,329
Amgen, Inc. 5.15%, 03/02/2028	130	131,626

ABFunds.com	AB Active ETFs, Inc. 135

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Archer-Daniels-Midland Co. 3.25%, 03/27/2030	$138	$131,906
BAT Capital Corp. 6.25%, 08/15/2055	25	25,543
7.079%, 08/02/2043	103	114,616
Biogen, Inc. 2.25%, 05/01/2030	144	131,498
Bristol-Myers Squibb Co. 4.55%, 02/20/2048	151	129,242
5.55%, 02/22/2054	132	128,538
Cardinal Health, Inc. 3.41%, 06/15/2027	131	129,788
4.50%, 09/15/2030	27	26,765
5.125%, 02/15/2029	51	51,753
5.35%, 11/15/2034	25	25,279
Cencora, Inc. 3.45%, 12/15/2027	131	129,208
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC 5.60%, 01/15/2031(a)	27	26,235
Eli Lilly & Co. 4.95%, 02/27/2063	148	131,671
5.20%, 08/14/2064	79	73,060
5.60%, 02/12/2065	134	131,246
5.65%, 10/15/2065	26	25,878
Gilead Sciences, Inc. 5.55%, 10/15/2053	87	85,587
5.60%, 11/15/2064	29	28,419
Keurig Dr. Pepper, Inc. 3.20%, 05/01/2030	78	73,414
4.60%, 05/15/2030	26	25,840
5.05%, 03/15/2029	74	74,752
Series 31* 2.25%, 03/15/2031	148	131,678
Kimberly-Clark Corp. 3.10%, 03/26/2030	84	80,007
Mars, Inc. 5.65%, 05/01/2045(a)	131	129,887
Merck & Co., Inc. 4.90%, 05/17/2044	7	6,478
5.00%, 05/17/2053	86	77,942
5.15%, 05/17/2063	144	130,486
5.70%, 09/15/2055	132	132,434
5.70%, 12/04/2065	50	49,331
Novartis Capital Corp. 2.20%, 08/14/2030	144	131,603
3.80%, 09/18/2029	31	30,463
4.10%, 11/05/2030	133	130,916

136 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

4.30%, 11/05/2032	$60	$58,826
Pfizer Investment Enterprises Pte. Ltd. 4.65%, 05/19/2030	129	129,684
4.75%, 05/19/2033	130	129,224
Philip Morris International, Inc. 2.10%, 05/01/2030	96	87,581
Reynolds American, Inc. 5.85%, 08/15/2045	134	131,459
Royalty Pharma PLC 1.75%, 09/02/2027	135	130,637
Sysco Corp. 5.10%, 09/23/2030	24	24,286
5.95%, 04/01/2030	126	130,929
6.60%, 04/01/2050	126	134,235
Utah Acquisition Sub, Inc. 5.25%, 06/15/2046	90	75,431
Viatris, Inc. 3.85%, 06/22/2040	60	46,830
4.00%, 06/22/2050	190	129,705
Zoetis, Inc. 4.15%, 08/17/2028	131	130,253

		4,457,562

Energy – 12.0%
Baker Hughes Holdings LLC 5.125%, 09/15/2040	135	130,167
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc. 3.337%, 12/15/2027	131	129,199
Eastern Energy Gas Holdings LLC 5.65%, 10/15/2054	140	133,305
Enbridge, Inc. 6.20%, 11/15/2030	125	132,140
Energy Transfer LP 6.20%, 04/01/2055	25	24,843
Enterprise Products Operating LLC Series E 5.25%, 08/16/2077	130	129,708
MPLX LP 6.20%, 09/15/2055	26	26,096
ONEOK, Inc. 4.25%, 09/24/2027	131	130,716
5.70%, 11/01/2054	140	130,539
6.625%, 09/01/2053	96	100,854
Phillips 66 5.875%, 05/01/2042	32	32,227
Phillips 66 Co. 5.25%, 06/15/2031	126	128,573

ABFunds.com	AB Active ETFs, Inc. 137

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Plains All American Pipeline LP 5.95%, 06/15/2035	$124	$128,253
Plains All American Pipeline LP/PAA Finance Corp. 5.60%, 01/15/2036	129	130,050
Schlumberger Holdings Corp. 2.65%, 06/26/2030(a)	141	131,147
Shell Finance US, Inc. 4.00%, 05/10/2046	102	81,716
5.50%, 03/25/2040(a)	128	129,424
6.375%, 12/15/2038(a)	118	129,592
Suncor Energy, Inc. 6.85%, 06/01/2039	117	130,171
Targa Resources Corp. 4.35%, 01/15/2029	130	129,454
4.90%, 09/15/2030	49	49,309
5.40%, 07/30/2036	16	16,011
6.50%, 02/15/2053	124	130,404
Tennessee Gas Pipeline Co. LLC 2.90%, 03/01/2030(a)	141	132,227
Williams Cos., Inc. (The) 2.60%, 03/15/2031	146	132,397
5.30%, 08/15/2052	107	97,821
5.65%, 03/15/2033	125	129,291
Woodside Finance Ltd. 5.10%, 09/12/2034	132	130,786
5.40%, 05/19/2030	127	129,504
6.00%, 05/19/2035	20	20,895

		3,186,819

Other Industrial – 0.5%
LKQ Corp. 5.75%, 06/15/2028	126	128,187

Services – 3.5%
Amazon.com, Inc. 3.25%, 05/12/2061	216	134,724
4.10%, 04/13/2062	180	134,336
4.25%, 08/22/2057	164	128,786
5.55%, 11/20/2065	133	126,037
5.80%, 03/13/2056	49	49,010
eBay, Inc. 2.70%, 03/11/2030	87	80,846
PayPal Holdings, Inc. 2.85%, 10/01/2029	30	28,355
5.05%, 06/01/2052	152	131,185
5.15%, 06/01/2034	130	129,326

		942,605

138 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Technology – 10.1%
Adobe, Inc. 2.30%, 02/01/2030	$143	$132,475
Alphabet, Inc. 5.25%, 05/15/2055	106	99,930
5.30%, 05/15/2065	146	135,125
5.70%, 11/15/2075	133	129,670
5.75%, 02/15/2066	76	75,395
Amphenol Corp. 3.80%, 11/15/2027	27	26,830
4.40%, 02/15/2033	27	26,322
4.625%, 02/15/2036	27	26,074
Apple, Inc. 2.55%, 08/20/2060	235	127,861
Applied Materials, Inc. 1.75%, 06/01/2030	144	129,672
Broadridge Financial Solutions, Inc. 2.60%, 05/01/2031	146	130,510
2.90%, 12/01/2029	140	131,275
Cisco Systems, Inc. 5.35%, 02/26/2064	139	130,675
Gartner, Inc. 3.625%, 06/15/2029(a)	69	65,418
4.50%, 07/01/2028(a)	131	129,194
Hewlett Packard Enterprise Co. 4.40%, 09/25/2027	132	131,942
Honeywell International, Inc. 2.70%, 08/15/2029	54	51,192
NXP BV/NXP Funding LLC/NXP USA, Inc. 2.50%, 05/11/2031	131	117,711
Oracle Corp. 2.30%, 03/25/2028	99	94,802
3.25%, 11/15/2027	101	99,073
3.95%, 03/25/2051	154	101,025
4.45%, 09/26/2030	27	26,168
4.80%, 08/03/2028	24	23,998
4.80%, 09/26/2032	27	25,947
5.20%, 09/26/2035	19	18,067
5.875%, 09/26/2045	27	24,109
5.95%, 09/26/2055	27	23,609
6.00%, 08/03/2055	24	20,967
6.10%, 09/26/2065	27	23,234
6.125%, 08/03/2065	24	20,763
Salesforce, Inc. 1.95%, 07/15/2031	151	131,893
3.05%, 07/15/2061	231	132,014
6.55%, 03/15/2056	111	113,243

		2,676,183

ABFunds.com	AB Active ETFs, Inc. 139

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Transportation - Airlines – 0.8%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028(a)	$121	$120,923
United Airlines 2020-1 Class A Pass Through Trust Series 20-1 5.875%, 04/15/2029	100	101,345

		222,268

Transportation - Services – 0.5%
XPO, Inc. 6.25%, 06/01/2028(a)	126	127,627

		15,323,677

Financial Institutions – 31.2%
Banking – 19.2%
Ally Financial, Inc. 8.00%, 11/01/2031	115	128,408
American Express Co. 4.731%, 04/25/2029	26	26,128
Bank of America Corp. 3.419%, 12/20/2028	84	82,662
Series G 3.593%, 07/21/2028	124	122,910
Bank of Montreal 4.062%, 09/22/2028	27	26,873
Bank of Nova Scotia (The) 4.043%, 09/15/2028	27	26,878
4.404%, 09/08/2028	130	129,982
Capital One Financial Corp. 2.359%, 07/29/2032	152	131,246
6.183%, 01/30/2036	61	62,403
7.964%, 11/02/2034	72	82,947
Citigroup, Inc. 2.572%, 06/03/2031	15	13,798
3.52%, 10/27/2028	133	131,437
3.668%, 07/24/2028	131	129,923
4.503%, 09/11/2031	26	25,722
4.658%, 05/24/2028	58	58,160
5.827%, 02/13/2035	127	129,542
6.02%, 01/24/2036	24	24,716
6.174%, 05/25/2034	123	128,551
Citizens Financial Group, Inc. 5.718%, 07/23/2032	25	25,682
Fifth Third Bancorp 4.895%, 09/06/2030	130	130,367
Goldman Sachs Group, Inc. (The) 3.102%, 02/24/2033	27	24,474
3.691%, 06/05/2028	42	41,714
3.814%, 04/23/2029	133	131,139

140 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

4.153%, 10/21/2029	$27	$26,665
4.223%, 05/01/2029	131	130,037
4.369%, 10/21/2031	27	26,462
4.594%, 04/20/2030	26	25,911
4.939%, 10/21/2036	27	26,215
5.049%, 07/23/2030	25	25,227
5.094%, 04/20/2034	26	25,943
5.218%, 04/23/2031	26	26,363
5.33%, 07/23/2035	25	25,140
5.536%, 01/28/2036	24	24,410
5.727%, 04/25/2030	13	13,353
5.851%, 04/25/2035	18	18,728
6.484%, 10/24/2029	93	96,849
HSBC Holdings PLC 6.50%, 09/15/2037	124	131,631
JPMorgan Chase & Co. 2.182%, 06/01/2028	133	130,200
2.956%, 05/13/2031	136	127,200
M&T Bank Corp. 5.179%, 07/08/2031	26	26,242
Morgan Stanley 2.484%, 09/16/2036	15	13,044
5.164%, 04/20/2029	130	131,346
5.173%, 01/16/2030	101	102,194
5.192%, 04/17/2031	26	26,380
5.23%, 01/15/2031	24	24,357
5.449%, 07/20/2029	116	117,978
5.831%, 04/19/2035	109	113,590
Series G 2.699%, 01/22/2031	76	70,756
3.772%, 01/24/2029	131	129,415
Series I 4.133%, 10/18/2029	16	15,812
4.356%, 10/22/2031	27	26,475
4.892%, 10/22/2036	11	10,668
PNC Financial Services Group, Inc. (The) 4.626%, 06/06/2033	107	103,941
5.373%, 07/21/2036	27	27,244
5.575%, 01/29/2036	6	6,145
5.676%, 01/22/2035	116	119,697
6.875%, 10/20/2034	117	129,259
Regions Financial Corp. 5.722%, 06/06/2030	127	130,271
Royal Bank of Canada 4.40%, 04/17/2030	27	26,839
4.498%, 08/06/2029	27	26,980
4.612%, 05/03/2032	27	26,768

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series G 4.965%, 01/24/2029	$128	$128,977
5.153%, 02/04/2031	24	24,346
Santander Holdings USA, Inc. 6.174%, 01/09/2030	126	129,871
State Street Corp. 3.031%, 11/01/2034	140	131,349
Synchrony Financial 2.875%, 10/28/2031	150	132,033
5.935%, 08/02/2030	129	131,459
US Bancorp 4.548%, 07/22/2028	129	129,204
4.967%, 07/22/2033	131	129,650
Wells Fargo & Co. 4.078%, 09/15/2029	27	26,687
4.97%, 04/23/2029	26	26,196

		5,091,169

Brokerage – 1.3%
Apollo Global Management, Inc. 5.80%, 05/21/2054	133	128,223
Blue Owl Finance LLC 6.25%, 04/18/2034	126	125,132
Jefferies Financial Group, Inc. 6.20%, 04/14/2034	99	102,222

		355,577

Finance – 6.5%
Apollo Debt Solutions BDC 6.90%, 04/13/2029	93	95,625
Ares Capital Corp. 5.10%, 01/15/2031	27	26,236
5.50%, 09/01/2030	26	25,748
5.875%, 03/01/2029	104	105,097
5.95%, 07/15/2029	128	129,589
Ares Strategic Income Fund 4.85%, 01/15/2029(a)	27	26,287
5.15%, 01/15/2031(a)	27	25,877
5.70%, 03/15/2028	25	25,046
Barings BDC, Inc. 5.20%, 09/15/2028	27	26,542
Blackstone Private Credit Fund 5.95%, 07/16/2029	129	129,227
Blackstone Secured Lending Fund 5.125%, 01/31/2031	27	25,961
Blue Owl Capital Corp. 5.95%, 03/15/2029	129	128,951
Blue Owl Credit Income Corp. 5.80%, 03/15/2030	133	129,483

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

6.60%, 09/15/2029	$87	$87,653
Brookfield Finance, Inc. 5.33%, 01/15/2036	27	26,649
5.813%, 03/03/2055	27	26,321
Carlyle Secured Lending, Inc. 5.75%, 02/15/2031	27	25,990
Franklin BSP Capital Corp. 6.00%, 10/02/2030(a)	27	25,983
Goldman Sachs Private Credit Corp. 6.15%, 06/16/2031(a)	27	26,887
Golub Capital Private Credit Fund 5.875%, 05/01/2030	23	22,762
HA Sustainable Infrastructure Capital, Inc. 6.375%, 07/01/2034	126	129,122
6.75%, 07/15/2035	26	27,121
HPS Corporate Lending Fund 4.90%, 09/11/2028	26	25,523
5.30%, 06/05/2027	26	25,915
5.45%, 11/15/2030	26	25,228
5.85%, 06/05/2030	26	25,692
North Haven Private Income Fund LLC 5.125%, 09/25/2028(a)	27	26,388
Oaktree Specialty Lending Corp. 6.34%, 02/27/2030	26	25,763
Oaktree Strategic Credit Fund 6.19%, 07/15/2030	132	131,403
Sixth Street Lending Partners 6.125%, 07/15/2030	128	128,655
6.50%, 03/11/2029	10	10,203

		1,722,927

Insurance – 2.2%
Athene Holding Ltd. 6.25%, 04/01/2054	129	121,461
6.625%, 05/19/2055	8	7,906
CNO Global Funding 5.875%, 06/04/2027(a)	24	24,326
Jackson National Life Global Funding 4.55%, 09/09/2030(a)	27	26,449
Prudential Financial, Inc. 4.50%, 09/15/2047	134	131,470
5.70%, 09/15/2048	130	129,998
SBL Holdings, Inc. 7.20%, 10/30/2034(a)	143	132,009

		573,619

REITs – 2.0%
CBRE Services, Inc. 5.95%, 08/15/2034	125	130,324

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Equinix, Inc. 2.50%, 05/15/2031	$146	$131,058
Store Capital LLC 5.40%, 04/30/2030	26	26,223
VICI Properties LP/VICI Note Co., Inc. 4.625%, 12/01/2029(a)	131	128,877
WEA Finance LLC 3.50%, 06/15/2029(a)	131	125,896

		542,378

		8,285,670

Utility – 8.1%
Electric – 8.0%
AES Corp. (The) 2.45%, 01/15/2031	148	132,565
E.ON International Finance BV 6.65%, 04/30/2038(a)	79	86,932
Emera US Finance LLC 4.50%, 04/01/2029	26	25,879
5.20%, 04/01/2033	26	25,848
ENEL Finance International NV 6.00%, 10/07/2039(a)	129	131,545
Eversource Energy 5.45%, 03/01/2028	128	129,827
Exelon Corp. 4.05%, 04/15/2030	135	132,079
ITC Holdings Corp. 4.875%, 04/15/2031(a)	26	25,910
4.95%, 09/22/2027(a)	131	131,643
NextEra Energy Capital Holdings, Inc. 4.85%, 02/04/2028	128	129,107
5.65%, 05/01/2079	123	122,767
5.90%, 03/15/2055	89	87,940
Niagara Mohawk Power Corp. 4.647%, 10/03/2030(a)	27	26,840
5.996%, 07/03/2055(a)	132	131,151
NRG Energy, Inc. 4.955%, 04/30/2031(a)	27	26,723
Oklahoma Gas & Electric Co. 5.90%, 04/01/2056	26	26,333
Pacific Gas & Electric Co. 3.75%, 07/01/2028	79	77,573
PacifiCorp 4.65%, 04/15/2029	26	25,967
5.10%, 04/15/2031	15	15,144
Public Service Co. of Colorado 1.875%, 06/15/2031	150	131,196
Sempra 3.40%, 02/01/2028	132	129,604

144 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Southern California Edison Co. 5.30%, 03/01/2028	$129	$130,406
5.45%, 06/01/2031	126	128,494
5.85%, 11/01/2027	70	71,162
Xcel Energy, Inc. 4.75%, 03/21/2028	26	26,106

		2,108,741

Other Utility – 0.1%
Boston Gas Co. 3.15%, 08/01/2027(a)	38	37,463

		2,146,204

Total Corporates - Investment Grade (cost $25,887,454)		25,755,551

	Shares
SHORT-TERM INVESTMENTS – 0.5%
Investment Companies – 0.5%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.46%(b)(c)(d) (cost $132,946)	132,946	132,946

Total Investments – 97.5% (cost $26,020,400)		25,888,497
Other assets less liabilities – 2.5%		653,957

Net Assets – 100.0%		$26,542,454

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Futures	89	September 2026	$9,974,953	$88,211
U.S. Long Bond (CBT) Futures	28	September 2026	3,142,125	10,524
U.S. T-Note 5 Yr (CBT) Futures	262	September 2026	28,089,266	97,078

Sold Contracts
U.S. T-Note 2 Yr (CBT) Futures	54	September 2026	11,154,375	(16,453)
U.S. T-Note 10 Yr (CBT) Futures	247	September 2026	27,127,547	(203,656)
U.S. Ultra Bond (CBT) Futures	17	September 2026	1,944,906	(10,360)

				$(34,656)

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At May 31, 2026, the aggregate market value of these securities amounted to $2,572,212 or 9.7% of net assets.

(b)	The rate shown represents the 7-day yield as of period end.

ABFunds.com	AB Active ETFs, Inc. 145

PORTFOLIO OF INVESTMENTS (continued)

(c)	Affiliated investments.

(d)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

Glossary:

CBT – Chicago Board of Trade

HFC – Housing Finance Corporation

REIT – Real Estate Investment Trust

See notes to financial statements.

146 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS

AB TAX-AWARE INTERMEDIATE MUNICIPAL ETF

May 31, 2026 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.5%
Long-Term Municipal Bonds – 92.1%
Alabama – 4.4%
Alabama Highway Authority (Alabama Highway Authority) AG Series 2025 5.00%, 09/01/2044	$1,000	$1,090,500
Auburn University (Auburn University) Series 2025-A 5.00%, 06/01/2026	1,125	1,125,000
Black Belt Energy Gas District (BP PLC) Series 2024-D 5.00%, 03/01/2055	2,250	2,398,226
Series 2025-E 5.00%, 12/01/2055	1,000	1,067,884
Black Belt Energy Gas District (Canadian Imperial Bank of Commerce) Series 2022-E 5.00%, 05/01/2053	1,000	1,033,295
Series 2026-B 5.00%, 12/01/2034	1,035	1,111,469
Black Belt Energy Gas District (Goldman Sachs Group) Series 2024-B 5.00%, 10/01/2055	2,750	2,901,585
Series 2026-E 5.00%, 07/01/2033	1,000	1,053,908
Black Belt Energy Gas District (Nomura Holdings, Inc.) Series 2022-A 4.00%, 12/01/2052	1,100	1,106,529
Black Belt Energy Gas District (Pacific Life Insurance) Series 2025-D 5.00%, 12/01/2055	2,000	2,129,425
Series 2026-F 5.00%, 12/01/2035	1,000	1,061,897
County of Jefferson AL Sewer Revenue (County of Jefferson AL Sewer Revenue) Series 2024 5.25%, 10/01/2040	1,250	1,365,524
5.25%, 10/01/2044	100	107,424

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Energy Southeast A Cooperative District (Goldman Sachs Group) Series 2025-A 5.00%, 11/01/2035	$1,000	$1,059,635
Energy Southeast A Cooperative District (Morgan Stanley) Series 2024-B 5.25%, 07/01/2054	1,460	1,557,282
Lauderdale County Agriculture Center Authority (Lauderdale County Agriculture Center Authority Spl Tax) Series 2024 5.00%, 07/01/2041	1,000	1,071,819
Southeast Alabama Gas Supply District (The) (Morgan Stanley) Series 2024 5.00%, 06/01/2049	200	210,671
Southeast Energy Authority A Cooperative District (Athene Annuity & Life Co.) Series 2025-A 5.00%, 01/01/2056	500	510,981
Southeast Energy Authority A Cooperative District (Deutsche Bank AG) Series 2024-A 5.00%, 11/01/2035	1,900	1,982,502
Southeast Energy Authority A Cooperative District (JPMorgan Chase & Co.) Series 2025-E 5.00%, 10/01/2030	1,100	1,177,898
Southeast Energy Authority A Cooperative District (New York Life Insurance) Series 2025 5.00%, 09/01/2035	1,000	1,085,482
Southeast Energy Authority A Cooperative District (Pacific Life Insurance) Series 2024-C 5.00%, 10/01/2055	750	797,131

		27,006,067

Arizona – 2.1%
Arizona Industrial Development Authority (Equitable School Revolving Fund Obligated Group) Series 2023 5.25%, 11/01/2053	1,000	1,020,057
Series 2024 5.00%, 11/01/2044	150	157,775
5.00%, 11/01/2049	1,000	1,018,823

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Arizona Industrial Development Authority (ISF Ativo Portfolio Obligated Group) Series 2025 6.875%, 03/01/2055(a)	$1,000	$1,051,342
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2042	300	303,633
5.00%, 09/01/2052	1,000	1,012,297
Series 2024 4.00%, 06/01/2049	2,000	2,030,987
Industrial Development Authority of the City of Phoenix Arizona (The) (Downtown Phoenix Student Housing) Series 2018-A 5.00%, 07/01/2037	1,000	1,009,327
La Paz County Industrial Development Authority (Harmony Public Schools) Series 2016 5.00%, 02/15/2036(a)	400	400,156
Maricopa County Industrial Development Authority (Banner Health Obligated Group) Series 2026 5.00%, 01/01/2034(b)	1,000	1,104,890
Maricopa County Industrial Development Authority (HonorHealth Obligated Group) Series 2019-A 4.125%, 09/01/2042	250	243,048
Salt River Project Agricultural Improvement & Power District (Salt River Project Agricultural Improvement & Power District) Series 2025-C 5.00%, 01/01/2046	2,000	2,155,465
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2037	1,500	1,581,442

		13,089,242

California – 9.0%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign (Burbank-Glendale-Pasadena Airport Authority Brick Campaign) Series 2024-B 5.00%, 07/01/2032	1,000	1,095,686

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California Community Choice Financing Authority (American General Life Insurance) Series 2024C 5.00%, 08/01/2055	$3,200	$3,334,824
California Community Choice Financing Authority (Athene Annuity & Life Co.) Series 2024G 5.00%, 11/01/2055	750	771,028
Series 2025-A 5.00%, 01/01/2056	1,000	1,029,839
California Community Choice Financing Authority (Bank of Nova Scotia (The)) Series 2025E 5.00%, 10/01/2056	1,250	1,350,925
California Community Choice Financing Authority (Canadian Imperial Bank of Commerce) Series 2026 5.00%, 02/01/2031	1,000	1,061,292
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	200	212,320
California Community Choice Financing Authority (Morgan Stanley) Series 2026-A 3.882% (SOFR + 1.45%), 04/01/2056(c)	1,000	998,167
5.00%, 04/01/2056	1,000	1,079,584
California Community Choice Financing Authority (New York Life Insurance) Series 2024H 5.00%, 01/01/2056	500	541,616
Series 2025G 5.00%, 12/01/2035	1,000	1,096,179
California Community Choice Financing Authority (Pacific Life Insurance) Series 2024-F 5.00%, 02/01/2055	750	798,267
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(a)	100	81,286
California Health Facilities Financing Authority (Adventist Health System/West Obligated Group) Series 2024 5.25%, 12/01/2044	1,000	1,052,723
Series 2025 5.00%, 12/01/2035	1,000	1,114,009

150 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California Infrastructure & Economic Development Bank (Desertxpress Enterprises) Series 2025 3.50%, 01/01/2065(a)	$2,000	$1,999,555
12.00%, 01/01/2065(a)	945	529,200
California Municipal Finance Authority (CHF-Riverside II LLC) Series 2019 5.00%, 05/15/2033	500	524,610
California Municipal Finance Authority (CMFA 2026-1) Series 2026-1, Class A1 4.05%, 07/20/2041	998	985,218
California Public Finance Authority (ISF Ativo Portfolio Obligated Group) Series 2025 6.75%, 03/01/2055(a)	1,000	1,056,828
California Statewide Communities Development Authority (California Statewide Community Development Authority PACE Assessments) Series 2026 5.00%, 09/02/2040(a)	490	500,354
City of Los Angeles CA Wastewater System Revenue (City of Los Angeles CA Wastewater System Revenue) Series 2025-A 5.00%, 06/01/2055	1,000	1,059,721
City of Los Angeles Department of Airports (City of Los Angeles Dept. of Airports) Series 2020-C 5.00%, 05/15/2045	1,000	1,027,570
Series 2022 5.50%, 05/15/2038	2,000	2,197,136
Series 2025 5.25%, 05/15/2045	500	540,582
CMFA Special Finance Agency VII (CMFA Special Finance Agency VII The Breakwater Apartments) Series 2021 3.00%, 08/01/2056(a)	100	69,427
County of Sacramento CA Airport System Revenue (County of Sacramento CA Airport System Revenue) Series 2025-A 5.00%, 07/01/2039	1,000	1,088,202

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization) Series 2021-B Zero Coupon, 06/01/2066	$455	$45,322
Series 2022 5.00%, 06/01/2051	1,460	1,456,878
Los Angeles Department of Water & Power (Los Angeles Dept. of Water & Power Power System Revenue) Series 2024-C 5.00%, 07/01/2041	500	539,746
Series 2026-A 5.00%, 07/01/2043	1,750	1,900,809
5.00%, 07/01/2044	2,000	2,144,643
Los Angeles Unified School District/CA (Los Angeles Unified School District/CA) Series 2017-A 5.00%, 07/01/2026	1,000	1,002,015
M-S-R Energy Authority (Citigroup, Inc.) Series 2009-B 7.00%, 11/01/2034	1,500	1,805,640
Series 2009-C 7.00%, 11/01/2034	1,000	1,203,760
San Diego County Regional Airport Authority (San Diego County Regional Airport Authority) Series 2021-B 5.00%, 07/01/2038	1,100	1,162,109
San Francisco Bay Area Rapid Transit District (San Francisco Bay Area Rapid Transit District) Series 2017 4.00%, 08/01/2037	300	302,168
San Francisco Bay Area Rapid Transit District (San Francisco Bay Area Rapid Transit District Sales Tax Revenue) Series 2017-A 5.00%, 07/01/2026	1,325	1,327,513
San Francisco Intl Airport (Prerefunded – US Treasuries) Series 2019 5.00%, 01/01/2047	1,000	1,055,969
San Francisco Intl Airport (San Francisco Intl Airport) Series 2019-A 5.00%, 05/01/2044	1,000	1,021,953
Series 2023-E 5.00%, 05/01/2033	1,000	1,108,017
5.50%, 05/01/2037	1,545	1,739,233

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2024 5.00%, 05/01/2034	$500	$556,082
5.25%, 05/01/2042	1,250	1,365,422
Series 2025-D 5.50%, 05/01/2055	2,000	2,120,534
San Francisco Unified School District (San Francisco Unified School District) Series 2022 5.00%, 06/15/2026	1,830	1,831,682
San Joaquin Valley Clean Energy Authority (Goldman Sachs Group) Series 2025 5.50%, 01/01/2056	1,000	1,107,572
Southern California Public Power Authority (Los Angeles Dept. of Water & Power Power System Revenue) Series 2023 5.00%, 07/01/2034	1,000	1,116,902
5.00%, 07/01/2040	1,000	1,086,169
State of California (State of California) Series 2024 5.00%, 08/01/2044	200	218,936
Series 2026 5.00%, 10/01/2042	1,000	1,130,914

		55,546,136

Colorado – 2.6%
City & County of Denver CO Airport System Revenue (City & County of Denver CO Airport System Revenue) Series 2022-A 5.00%, 11/15/2047	1,000	1,023,440
Series 2022-D 5.50%, 11/15/2029	1,000	1,085,318
5.75%, 11/15/2045	1,315	1,427,239
City & County of Denver CO Airport System Revenue (Denver Intl Airport) Series 2018-A 5.00%, 12/01/2031	305	318,596
5.00%, 12/01/2034	400	444,733
Colorado Health Facilities Authority (Christian Living Neighborhoods Obligated Group) Series 2021 4.00%, 01/01/2042	250	242,133
Colorado Health Facilities Authority (CommonSpirit Health Obligated Group) Series 2025 5.00%, 09/01/2035	2,000	2,233,367

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Colorado Health Facilities Authority (Intermountain Healthcare Obligated Group) Series 2024-A 5.00%, 05/15/2044	$1,380	$1,451,360
Regional Transportation District (Regional Transportation District COP) Series 2025 5.00%, 06/01/2038	1,500	1,683,458
State of Colorado (State of Colorado COP) Series 2022 6.00%, 12/15/2041	1,500	1,722,852
State of Colorado Department of Transportation (Prerefunded – US Treasuries) Series 2017 5.00%, 06/15/2041	1,000	1,000,849
Town of Vail CO (Town of Vail CO COP) Series 2025 5.50%, 12/01/2064	3,000	3,193,073

		15,826,418

Connecticut – 1.2%
Connecticut State Health & Educational Facilities Authority (Stamford Hospital Obligated Group) Series 2022 4.00%, 07/01/2036	1,000	1,005,004
4.00%, 07/01/2037	1,000	997,946
4.00%, 07/01/2039	1,000	976,241
Stamford Housing Authority (TJH Senior Living Obligated Group) Series 2025 6.375%, 10/01/2045	300	318,360
State of Connecticut (State of Connecticut) Series 2021-D 5.00%, 07/15/2026	2,200	2,206,347
Series 2024-A 5.00%, 01/15/2028	2,000	2,080,328

		7,584,226

District of Columbia – 2.7%
District of Columbia (District of Columbia Union Market TIF Area) Series 2024-A 5.125%, 06/01/2034(a)	1,000	1,038,193

154 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

District of Columbia (KIPP DC Obligated Group) Series 2017-B 5.00%, 07/01/2037	$200	$202,285
District of Columbia (Plenary Infrastructure DC State Lease) Series 2022 5.00%, 02/28/2030	1,000	1,054,851
5.50%, 02/28/2034	1,000	1,116,089
5.50%, 08/31/2034	1,000	1,122,585
District of Columbia Income Tax Revenue (District of Columbia Income Tax Revenue) Series 2025-A 5.00%, 06/01/2044	1,000	1,091,689
Metropolitan Washington Airports Authority Aviation Revenue (Metropolitan Washington Airports Authority Aviation Revenue) Series 2020-A 5.00%, 10/01/2029	1,000	1,063,822
5.00%, 10/01/2033	250	266,847
Series 2022-A 5.00%, 10/01/2031	345	376,258
Series 2023-A 5.00%, 10/01/2035	1,000	1,082,158
Metropolitan Washington Airports Authority Dulles Toll Road Revenue (Metropolitan Washington Airports Authority Dulles Toll Road Revenue) Series 2010-B 6.50%, 10/01/2044(d)	1,000	1,056,962
Metropolitan Washington Airports Authority Dulles Toll Road Revenue (Prerefunded – US Treasuries) AG Series 2009 6.50%, 10/01/2041(d)	1,275	1,291,215
Washington Convention & Sports Authority (Washington Convention & Sports Authority Ded Tax) Series 2018-A 5.00%, 10/01/2026	1,200	1,208,658
Washington Metropolitan Area Transit Authority (Washington Metropolitan Area Transit Authority State Lease) Series 2020-A 5.00%, 07/15/2045	400	412,318
Series 2023 5.25%, 07/15/2053	2,235	2,333,184

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2024 5.25%, 07/15/2059	$1,750	$1,825,433

		16,542,547

Florida – 5.5%
Brevard County Health Facilities Authority (Health First Obligated Group) Series 2022 5.00%, 04/01/2042	1,350	1,406,949
Capital Projects Finance Authority/FL (Navigator Academy of Leadership Obligated Group) Series 2024 5.00%, 06/15/2034(a)	150	151,872
Capital Projects Finance Authority/FL (PRG – UnionWest Properties) Series 2024 5.00%, 06/01/2058(a)	1,000	831,707
5.25%, 06/01/2044(a)	500	453,950
Capital Trust Authority (AIDS Healthcare Foundation Obligated Group) Series 2026 5.25%, 12/01/2055	1,000	1,019,403
Capital Trust Authority (Mason Classical Academy) Series 2024 5.00%, 06/01/2054(a)	1,150	1,069,461
Capital Trust Authority (QSH/St Augustine LLC) Series 2026 8.50%, 07/01/2057(a)	1,000	1,003,591
Central Florida Tourism Oversight District (Central Florida Tourism Oversight District) Series 2024-A 5.00%, 06/01/2044	1,000	1,070,375
City of Tampa FL (H Lee Moffitt Cancer Center & Research Institute Obligated Group) Series 2020 4.00%, 07/01/2038	375	370,098
City of Venice FL (Southwest Florida Retirement Center Obligated Group) Series 2024 5.625%, 01/01/2060(a)	100	100,336
Collier County Industrial Development Authority (NCH Healthcare System Obligated Group) AG Series 2026 5.00%, 04/01/2035	1,000	1,109,571

156 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

County of Broward FL Port Facilities Revenue (County of Broward FL Port Facilities Revenue) Series 2019-B 4.00%, 09/01/2044	$1,000	$956,704
5.00%, 09/01/2032	1,500	1,562,228
County of Lee FL Airport Revenue (County of Lee FL Airport Revenue) Series 2024 5.25%, 10/01/2044	1,000	1,067,244
Series 2026-A 5.00%, 10/01/2056	1,590	1,706,077
5.25%, 10/01/2037	1,000	1,130,833
County of Miami-Dade FL (County of Miami-Dade FL) Series 2024 5.00%, 04/01/2046	1,000	1,047,652
County of Miami-Dade FL Aviation Revenue (County of Miami-Dade FL Aviation Revenue) Series 2024-A 5.00%, 10/01/2033	1,000	1,104,643
5.00%, 10/01/2034	1,005	1,116,452
5.00%, 10/01/2035	1,000	1,107,589
County of Miami-Dade FL Water & Sewer System Revenue (County of Miami-Dade FL Water & Sewer System Revenue) Series 2025-A 5.00%, 10/01/2055	2,000	2,061,819
County of Miami-Dade Seaport Department (County of Miami-Dade Seaport Dept.) Series 2023-A 5.00%, 10/01/2035	1,035	1,113,562
County of Palm Beach FL Airport System Revenue (County of Palm Beach FL Airport System Revenue) Series 2024-B 5.25%, 10/01/2042	300	326,704
Florida Development Finance Corp. (Brightline Trains Florida) AG Series 2024 5.00%, 07/01/2044	350	344,725
Florida Development Finance Corp. (GFL Solid Waste Southeast) Series 2024 4.375%, 10/01/2054(a)	250	251,918
Florida Development Finance Corp. (SFP – Tampa I LLC) Series 2024 5.00%, 06/01/2044(a)	1,000	1,005,283

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Florida Higher Educational Facilities Financing Authority (Florida Institute of Technology) Series 2019 5.00%, 10/01/2036	$155	$158,669
Florida Housing Finance Corp. (The Gallery at SoMi Parc) Series 2026 5.55%, 12/01/2044(d)	1,300	1,317,957
Florida Local Government Finance Commission (Ponte Vedra Pine Obligated Group) Series 2025 4.20%, 11/15/2030(a)	1,000	1,004,772
Greater Orlando Aviation Authority (Greater Orlando Aviation Authority) Series 2024 5.00%, 10/01/2034	500	555,449
5.25%, 10/01/2040	1,095	1,207,343
Greater Orlando Aviation Authority (United Airlines, Inc.) Series 2025 5.50%, 11/01/2037	1,000	1,066,778
Hillsborough County Aviation Authority (Hillsborough County Aviation Authority) Series 2024 5.25%, 10/01/2044	300	322,131
Miami-Dade County Industrial Development Authority (Mater Academy Foundation) Series 2026 5.375%, 06/15/2060(b)	1,000	999,752
Orange County Health Facilities Authority (Orlando Health Obligated Group) Series 2025 5.00%, 10/01/2044	500	533,086
Palm Beach County Educational Facilities Authority (Palm Beach Atlantic University Obligated Group) Series 2024 5.25%, 10/01/2048	255	255,235
Palm Beach County Health Facilities Authority (Jupiter Medical Center Obligated Group) Series 2022 5.00%, 11/01/2036	700	740,647
Series 2025 5.00%, 11/01/2043	1,000	1,027,821
Village Community Development District No. 15 (Village Community Development District No. 15 Series 2024 Special Assessment) Series 2024 4.20%, 05/01/2039(a)	245	244,954

		33,925,340

158 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Georgia – 3.8%
Bulloch County Public Facilities Authority (County of Bulloch GA Sales & Use Tax Revenue) AG Series 2025 5.00%, 12/15/2026	$1,200	$1,214,558
City of Atlanta GA Airport Passenger Facility Charge (City of Atlanta GA Airport Passenger Facility Charge) Series 2023 5.25%, 07/01/2041	1,495	1,625,094
City of Atlanta GA Department of Aviation (City of Atlanta GA Dept. of Aviation) Series 2022-A 5.00%, 07/01/2047	1,310	1,363,838
Series 2025-B 5.00%, 07/01/2035	1,000	1,114,719
5.00%, 07/01/2038	1,365	1,484,145
Fayette County Development Authority (United States Soccer Federation) Series 2024 5.00%, 10/01/2042	1,100	1,144,800
5.00%, 10/01/2043	1,140	1,181,589
5.25%, 10/01/2049	1,000	1,024,115
5.25%, 10/01/2054	1,050	1,064,791
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2022-B 5.00%, 12/01/2052	1,555	1,619,003
Main Street Natural Gas, Inc. (Macquarie Group Ltd.) Series 2019-A 5.00%, 05/15/2043	1,000	1,014,733
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2024-B 5.00%, 12/01/2054	2,000	2,154,825
Main Street Natural Gas, Inc. (Toronto-Dominion Bank) Series 2024-D 5.00%, 04/01/2054	1,000	1,063,307
Municipal Electric Authority of Georgia (JEA Electric System Revenue) Series 2022 5.00%, 07/01/2052	2,000	2,029,628
Municipal Electric Authority of Georgia (Municipal Electric Authority of Georgia) Series 2019 5.00%, 01/01/2063	700	700,696

ABFunds.com	AB Active ETFs, Inc. 159

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Private Colleges & Universities Authority (Emory University) Series 2023 5.00%, 09/01/2033(a)	$2,000	$2,254,533
Savannah Economic Development Authority (SSU Community Development I) Series 2021 4.00%, 06/15/2038	1,000	1,006,233
Savannah Hospital Authority (St. Joseph’s/Candler Health System Obligated Group) Series 2019 4.00%, 07/01/2039	500	486,155

		23,546,762

Guam – 0.4%
Antonio B Won Pat International Airport Authority (Antonio B Won Pat Intl Airport Authority) Series 2024-A 5.25%, 10/01/2040	385	409,462
Guam Government Waterworks Authority (Guam Waterworks Authority Water And Wastewater System) Series 2024-A 5.00%, 07/01/2039	270	289,851
Guam Power Authority (Guam Power Authority) Series 2017-A 5.00%, 10/01/2033	1,000	1,016,739
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	1,000	968,067

		2,684,119

Hawaii – 0.4%
City & County Honolulu HI Wastewater System Revenue (City & County Honolulu HI Wastewater System Revenue) Series 2020-A 2.624%, 07/01/2045	250	167,582
State of Hawaii Airports System Revenue (State of Hawaii Airports System Revenue) Series 2022-A 5.00%, 07/01/2047	1,000	1,022,782
Series 2025-C 5.00%, 07/01/2041	1,000	1,081,450

		2,271,814

160 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Illinois – 6.6%
Chicago Board of Education (Chicago Board of Education) Series 2017-A 7.00%, 12/01/2046(a)	$1,000	$1,022,637
Series 2021-A 5.00%, 12/01/2036	120	121,261
Series 2023-A 5.00%, 12/01/2034	100	102,625
6.00%, 12/01/2049	1,300	1,334,311
Series 2025 5.75%, 12/01/2050	1,000	1,007,721
6.25%, 12/01/2050	1,230	1,294,405
Series 2025-B 6.00%, 12/01/2043	1,000	1,067,130
Series 2025-C 5.50%, 12/01/2045	1,500	1,511,808
Chicago Midway International Airport (Chicago Midway Intl Airport) Series 2024-C 5.00%, 01/01/2033	1,000	1,083,248
5.00%, 01/01/2034	1,000	1,088,935
Chicago O’Hare International Airport (Chicago O’Hare Intl Airport) Series 2024-A 5.00%, 01/01/2036	500	547,376
Series 2024-B 5.25%, 01/01/2053	1,000	1,041,027
Series 2024-C 5.00%, 01/01/2034	1,000	1,106,379
5.25%, 01/01/2042	250	270,929
Series 2025-A 5.00%, 01/01/2037	1,000	1,098,514
Chicago Transit Authority Sales Tax Receipts Fund (Chicago Transit Authority Sales Tax Receipts Fund) Series 2024-A 5.00%, 12/01/2049	3,535	3,640,035
Series 2026-A 5.00%, 12/01/2043	1,000	1,077,651
City of Chicago IL (City of Chicago IL) Series 2024-B 5.00%, 01/01/2034	1,000	1,044,167
Series 2025-B 5.50%, 01/01/2040	1,000	1,058,177
Illinois Finance Authority (Advocate Aurora Health Obligated Group) Series 2014 4.00%, 08/01/2038	1,000	963,873

ABFunds.com	AB Active ETFs, Inc. 161

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Illinois Finance Authority (Centerpoint Joliet Terminal Railroad) Series 2024 4.125%, 12/01/2043(a)	$100	$99,853
4.125%, 12/01/2050(a)	1,000	998,535
Series 2025 4.80%, 12/01/2043(a)	1,000	1,033,592
Illinois State Toll Highway Authority (Illinois State Toll Highway Authority) Series 2017-A 5.00%, 01/01/2042	2,245	2,290,633
Metropolitan Pier & Exposition Authority (Metropolitan Pier & Exposition Authority) NATL Series 2002 Zero Coupon, 06/15/2035	150	107,528
Series 2017 0.00%, 12/15/2042(d)	100	78,680
Series 2020 5.00%, 06/15/2050	1,000	1,005,210
Series 2022 4.00%, 12/15/2042	1,375	1,324,338
Sales Tax Securitization Corp. (Sales Tax Securitization) Series 2025-A 5.00%, 01/01/2041	1,000	1,084,572
State of Illinois (State of Illinois) Series 2020 5.50%, 05/01/2039	1,085	1,153,405
Series 2020-B 4.00%, 10/01/2033	100	101,221
4.00%, 10/01/2035	1,000	1,005,564
Series 2021-A 5.00%, 12/01/2026	200	202,145
Series 2023-B 5.50%, 05/01/2047	1,000	1,047,461
Series 2023-D 4.00%, 07/01/2037	2,000	1,999,025
Series 2024 5.00%, 02/01/2039	1,000	1,081,110
State of Illinois Sales Tax Revenue (State of Illinois Sales Tax Revenue) Series 2025 5.00%, 06/15/2038	1,000	1,101,201
5.00%, 06/15/2041	1,000	1,084,016
Series 2025-B 5.00%, 06/15/2040	1,000	1,089,779

162 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Upper Illinois River Valley Development Authority (High Point Residence Fox Valley Obligated Group) Series 2025 7.00%, 11/01/2060	$1,000	$984,018

		40,354,095

Indiana – 2.0%
City of Valparaiso IN (Pratt Paper IN LLC) Series 2024 4.875%, 01/01/2044(a)	100	102,118
City of Whiting IN (BP PLC) Series 2025 4.20%, 06/01/2044	2,000	2,089,999
Hancock County Redevelopment Authority (County of Hancock IN Mt Comfort North Allocation Area No. 1 Lease) Series 2025 5.00%, 08/15/2036	1,150	1,290,341
Indiana Finance Authority (Ascension Health Credit Group) Series 2025 5.00%, 11/15/2043	1,000	1,082,034
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-A 5.00%, 11/01/2054	1,265	1,293,396
Indiana Finance Authority (SFP-PUFW I LLC) Series 2024 4.25%, 07/01/2044	1,000	940,965
Indiana Municipal Power Agency (Indiana Municipal Power Agency) Series 2026-A 5.00%, 01/01/2041	2,000	2,217,836
Indianapolis Local Public Improvement Bond Bank (Health & Hospital of Marion County/The) Series 2025 5.00%, 01/15/2039	1,000	1,106,204
Indianapolis Local Public Improvement Bond Bank (Pan Am Plaza Hotel) Series 2023 6.00%, 03/01/2053	150	155,729
BAM Series 2023 5.25%, 03/01/2067	1,600	1,653,942
Series 2023-F 7.75%, 03/01/2067	100	109,477

		12,042,041

ABFunds.com	AB Active ETFs, Inc. 163

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Iowa – 0.2%
Iowa Tobacco Settlement Authority (Iowa Tobacco Settlement Authority) Series 2021-B Zero Coupon, 06/01/2065	$1,120	$162,588
PEFA, Inc. (Massachusetts Mutual Life Insurance) Series 2026-A 5.00%, 04/01/2035(b)	1,000	1,065,128

		1,227,716

Kentucky – 1.7%
Kenton County Airport Board (Cincinnati/Northern Kentucky Intl Airport) Series 2024-A 5.00%, 01/01/2033	1,885	2,070,914
5.00%, 01/01/2035	1,095	1,205,370
5.25%, 01/01/2044	350	371,747
Kentucky Public Energy Authority (BP PLC) Series 2024-B 5.00%, 01/01/2055	1,155	1,223,250
Series 2025-C 5.00%, 05/01/2036	3,500	3,718,219
Kentucky Public Energy Authority (Goldman Sachs Group) Series 2024-A 5.00%, 05/01/2055	500	523,516
Kentucky Public Energy Authority (Morgan Stanley) Series 2023-A 5.25%, 04/01/2054	200	213,142
Series 2025-A 5.25%, 06/01/2055	1,000	1,056,516

		10,382,674

Louisiana – 1.0%
City of New Orleans LA (City of New Orleans LA) Series 2024-A 5.00%, 12/01/2041	1,000	1,042,788
Louisiana Public Facilities Authority (Calcasieu Bridge Partners) Series 2024 5.50%, 09/01/2054	100	102,230
Louisiana Stadium & Exposition District (Louisiana Stadium & Exposition District) Series 2023-A 5.00%, 07/01/2038	2,000	2,176,324

164 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New Orleans Aviation Board (Louis Armstrong New Orleans Intl Airport) Series 2024 5.25%, 01/01/2040	$1,000	$1,084,777
5.25%, 01/01/2045	1,000	1,049,986
Parish of St. John the Baptist LA (Marathon Oil Corp.) Series 2024 3.30%, 06/01/2037	500	501,618
State of Louisiana Gasoline & Fuels Tax Revenue (State of Louisiana Gasoline & Fuels Tax Revenue) Series 2024-A 5.00%, 05/01/2039	200	220,446

		6,178,169

Maine – 0.4%
Finance Authority of Maine (Casella Waste Systems) Series 2024 4.625%, 12/01/2047(a)	1,000	1,033,657
Maine Governmental Facilities Authority (State of Maine Lease) Series 2025-A 5.25%, 10/01/2044	1,460	1,602,316

		2,635,973

Maryland – 1.9%
Maryland Economic Development Corp. (Purple Line Transit Partners) Series 2022 5.25%, 06/30/2047	1,070	1,079,176
5.25%, 06/30/2052	1,085	1,086,784
5.25%, 06/30/2055	4,500	4,503,605
Maryland Health & Higher Educational Facilities Authority (Johns Hopkins Health System) Series 2025 5.00%, 05/15/2035	1,000	1,146,492
Maryland Stadium Authority (Baltimore City Public Schools Construction & Revitalization Program) Series 2018 5.00%, 05/01/2036	445	459,753
State of Maryland (State of Maryland) Series 2020 5.00%, 08/01/2027	1,000	1,028,512

ABFunds.com	AB Active ETFs, Inc. 165

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

State of Maryland Department of Transportation (Baltimore/Washington Intl Thurgood Marshall Airport) Series 2021 5.00%, 08/01/2046	$1,000	$1,021,077
State of Maryland Department of Transportation (Maryland Aviation Administration) AG Series 2024 5.25%, 08/01/2043	1,000	1,084,591

		11,409,990

Massachusetts – 4.3%
City of Quincy MA (City of Quincy MA) Series 2022-B 5.00%, 07/01/2047	1,000	1,043,987
Series 2025 5.00%, 07/24/2026	1,000	1,003,005
Commonwealth of Massachusetts (Commonwealth of Massachusetts) Series 2025-A 5.00%, 04/01/2044	1,000	1,090,284
5.00%, 04/01/2045	2,500	2,703,491
5.00%, 04/01/2055	1,500	1,553,897
Series 2025-F 5.00%, 08/01/2049	1,000	1,056,178
Series 2026 5.00%, 02/01/2040	1,100	1,247,132
Massachusetts Bay Transportation Authority Sales Tax Revenue (Massachusetts Bay Transportation Authority Sales Tax Revenue) Series 2023-A 5.25%, 07/01/2048	1,000	1,066,730
Series 2025-B 5.25%, 07/01/2055	2,000	2,125,684
Massachusetts Development Finance Agency (Boston Medical Center Obligated Group) Series 2015-D 5.00%, 07/01/2044	500	500,086
Massachusetts Development Finance Agency (Dana-Farber Cancer Institute Obligated Group) Series 2026 5.00%, 12/01/2046(b)	1,000	1,034,168
5.50%, 12/01/2051	1,000	1,073,423
5.50%, 12/01/2056	1,000	1,063,340
Massachusetts Development Finance Agency (Emerson College) Series 2016-A 5.25%, 01/01/2042	1,000	1,003,586

166 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2017-A 5.00%, 01/01/2040	$500	$505,400
Series 2025 5.25%, 01/01/2043	460	483,495
Massachusetts Development Finance Agency (Lifespan Obligated Group) Series 2025 5.50%, 08/15/2050	1,000	1,060,141
Massachusetts Development Finance Agency (PRG Medford Properties) Series 2025 5.25%, 06/01/2065	1,000	1,024,716
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group) Series 2025 5.00%, 07/01/2045	1,000	1,029,906
Massachusetts Port Authority (Massachusetts Port Authority) Series 2021-E 5.00%, 07/01/2038	975	1,033,894
5.00%, 07/01/2046	1,500	1,537,559
University of Massachusetts Building Authority (University of Massachusetts) Series 2017-1 5.25%, 11/01/2042	2,000	2,047,975

		26,288,077

Michigan – 1.1%
City of Detroit MI (City of Detroit MI) Series 2023-C 6.00%, 05/01/2043	1,000	1,113,710
Great Lakes Water Authority Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue) Series 2026-C 5.00%, 07/01/2046(b)	1,140	1,222,237
Great Lakes Water Authority Water Supply System Revenue (Great Lakes Water Authority Water Supply System Revenue) Series 2026-C 5.00%, 07/01/2041(b)	1,000	1,118,539
Michigan State Hospital Finance Authority (Corewell Health Obligated Group) Series 2025-A 5.00%, 08/15/2046	2,500	2,619,118

ABFunds.com	AB Active ETFs, Inc. 167

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Michigan Strategic Fund (Michigan Strategic Fund – I 75 Improvement Project) AG Series 2018 4.50%, 06/30/2048	$1,000	$933,237

		7,006,841

Minnesota – 0.7%
City of Center City MN (Hazelden Betty Ford Foundation) Series 2025 5.00%, 11/01/2044	160	169,028
City of St. Cloud MN (CentraCare Health System Obligated Group) Series 2024 5.00%, 05/01/2035	1,000	1,129,468
5.00%, 05/01/2042	500	537,321
City of Woodbury MN (Math & Science Academy/MN) Series 2025 5.50%, 06/01/2055(a)	500	468,076
Minneapolis-St. Paul Metropolitan Airports Commission (Minneapolis-St Paul Metropolitan Airports Commission) Series 2024 5.00%, 01/01/2036	1,000	1,095,447
Minnesota Municipal Gas Agency (Nomura Holdings, Inc.) Series 2026-A 5.00%, 09/01/2035	1,000	1,045,898

		4,445,238

Mississippi – 0.3%
City of Gulfport MS (Memorial Hospital at Gulfport Obligated Group) Series 2025 5.00%, 07/01/2034	715	779,688
5.50%, 07/01/2050	900	928,704

		1,708,392

Missouri – 0.6%
Health & Educational Facilities Authority of the State of Missouri (BJC Healthcare Obligated Group) Series 2025-A 5.00%, 04/01/2040	1,000	1,143,160
Series 2026-A 5.00%, 04/01/2036	1,000	1,143,198

168 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Health & Educational Facilities Authority of the State of Missouri (Mercy Health/MO) Series 2023 5.50%, 12/01/2043	$1,530	$1,685,562

		3,971,920

Nebraska – 0.5%
Central Plains Energy Project (Bank of Montreal) Series 2023-A 5.00%, 05/01/2054	1,000	1,050,258
Central Plains Energy Project (Royal Bank of Canada) Series 2025-A 5.00%, 08/01/2055	1,000	1,071,968
Nebraska Public Power District (Nebraska Public Power District) Series 2026-A 5.25%, 01/01/2055	1,000	1,054,773

		3,176,999

Nevada – 0.1%
Reno-Tahoe Airport Authority (Reno-Tahoe Airport Authority) Series 2024 5.25%, 07/01/2044	300	319,040
State of Nevada Department of Business & Industry (Desertxpress Enterprises) Series 2025 12.00%, 01/01/2065(a)	370	207,200
Tahoe-Douglas Visitors Authority (Tahoe-Douglas Visitors Authority) Series 2020 5.00%, 07/01/2035	235	245,687

		771,927

New Hampshire – 2.0%
National Finance Authority Affordable Housing Certificates Series 2024-1 (ARC70 2024-1) Series 2024-1, Class A 4.15%, 10/20/2040(c)	996	994,520
New Hampshire Business Finance Authority (ARC70 2025-1) Series 2025-1, Class A1 4.75%, 06/20/2041(c)	997	1,024,159
New Hampshire Business Finance Authority (Bridgeland Water & Utility Districts 490, 491 & 158) Series 2024 5.375%, 12/15/2035(a)	1,000	1,000,120

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New Hampshire Business Finance Authority (Bridgeland Water & Utility Districts-Multiple) Series 2025 5.875%, 12/15/2033(a)	$828	$827,829
New Hampshire Business Finance Authority (Collin County Municipal Utility District No. 4) Series 2025 5.50%, 12/01/2030(a)	100	100,048
New Hampshire Business Finance Authority (New Hampshire Business Finance Authority) Series 2026-1, Class A2 4.25%, 07/20/2041	999	932,707
New Hampshire Business Finance Authority (New Hampshire Business Finance Authority State Lease) Series 2025-A Zero Coupon, 02/01/2035(a)	935	539,958
New Hampshire Business Finance Authority (NFA 2024-2) Series 2024-2, Class A 3.625%, 08/20/2039	98	93,540
New Hampshire Business Finance Authority (NFA 2025-2) Series 2025-2, Class A1 4.088%, 11/20/2042	992	968,412
New Hampshire Business Finance Authority (NFA 2026-1) Series 2026-1, Class A1 4.25%, 07/20/2041	999	974,867
New Hampshire Business Finance Authority (NFA 2026-2) Series 2026-2, Class A1 4.40%, 04/20/2043	1,000	1,010,925
New Hampshire Business Finance Authority (NFAAH 2025-1) Series 2025-1, Class B1 5.75%, 04/28/2042	1,000	1,028,111
New Hampshire Business Finance Authority (Novant Health Obligated Group) Series 2025 5.25%, 06/01/2045	1,000	1,063,852
New Hampshire Business Finance Authority (Tamarron Project) Series 2024 5.25%, 12/01/2035(a)	1,000	999,900

170 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New Hampshire Business Finance Authority (University of Nevada Reno) BAM Series 2023 4.50%, 06/01/2053	$960	$924,653

		12,483,601

New Jersey – 1.6%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) AG Series 2006-C Zero Coupon, 12/15/2033	100	77,861
New Jersey Transportation Trust Fund Authority (State of New Jersey) Series 2025-A 5.00%, 06/15/2045	1,000	1,068,648
New Jersey Transportation Trust Fund Authority (State of New Jersey Lease) Series 2022 4.00%, 06/15/2039	1,390	1,390,375
Series 2022-A 4.00%, 06/15/2039	1,085	1,089,367
4.00%, 06/15/2040	1,000	995,255
Series 2023-A 4.25%, 06/15/2044	1,000	993,932
Series 2023-B 5.25%, 06/15/2050	1,950	2,047,153
Series 2024-A 4.00%, 06/15/2042	1,200	1,179,098
Tobacco Settlement Financing Corp./NJ (Tobacco Settlement Financing Corp/NJ) Series 2018-B 5.00%, 06/01/2046	1,310	1,271,324

		10,113,013

New York – 9.0%
Build NYC Resource Corp. (KIPP NYC Public Charter Schools) Series 2023 5.00%, 07/01/2032	555	600,494
City of New York NY (City of New York NY) Series 2024-C 5.00%, 09/01/2048	995	1,031,519
Series 2025-A 5.00%, 08/01/2035	1,000	1,141,868
5.00%, 08/01/2046	1,000	1,054,555
Series 2025-E 5.00%, 08/01/2041	1,000	1,090,024

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2026 5.00%, 08/01/2035	$1,500	$1,712,802
Empire State Development Corp. (New York State Sales Tax) Series 2024-A 5.00%, 03/15/2047	1,000	1,052,680
Empire State Development Corp. (State of New York Pers Income Tax) Series 2020-A 4.00%, 03/15/2038	1,000	1,013,424
Long Island Power Authority (Long Island Power Authority) Series 2024-A 5.00%, 09/01/2049	1,000	1,046,383
Metropolitan Transportation Authority (Metropolitan Transportation Authority) Series 2017 Zero Coupon, 11/15/2033	425	328,356
Series 2020-C 4.75%, 11/15/2045	400	402,684
Series 2024-A 5.25%, 11/15/2049	1,060	1,103,744
Series 2024-B 5.00%, 11/15/2039	330	361,569
5.00%, 11/15/2040	1,000	1,087,700
Series 2025 5.25%, 11/15/2045	1,895	2,033,125
New York City Municipal Water Finance Authority (New York City Municipal Water Finance Authority) Series 2021-B 4.00%, 06/15/2045	1,000	953,134
New York City Transitional Finance Authority Future Tax Secured Revenue (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2024 5.00%, 11/01/2037	1,030	1,147,435
Series 2025 5.00%, 05/01/2046	1,000	1,060,373
Series 2025-H 5.25%, 11/01/2045	1,000	1,092,151
Series 2026 5.00%, 11/01/2046(b)	1,525	1,629,255
New York Liberty Development Corp. (Goldman Sachs Headquarters) Series 2007 5.50%, 10/01/2037	1,000	1,168,350

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New York State Dormitory Authority (State of New York Pers Income Tax) Series 2024-A 5.00%, 03/15/2039	$2,225	$2,467,623
Series 2025-A 5.00%, 03/15/2055	1,325	1,368,863
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 5.00%, 01/01/2032	1,000	1,023,820
Series 2023 5.625%, 04/01/2040	500	530,973
New York Transportation Development Corp. (JFK Intl Air Terminal) Series 2022 5.00%, 12/01/2041	1,000	1,040,891
New York Transportation Development Corp. (JFK Millennium Partners) Series 2024 5.50%, 12/31/2054	500	511,268
5.50%, 12/31/2060	2,250	2,284,013
New York Transportation Development Corp. (JFK NTO LLC) Series 2023 6.00%, 06/30/2054	1,995	2,078,831
Series 2024 5.50%, 06/30/2054	1,000	1,013,352
Series 2025 6.00%, 06/30/2059	3,000	3,161,015
New York Transportation Development Corp. (Laguardia Gateway Partners) Series 2016-A 5.00%, 07/01/2046	250	249,997
5.25%, 01/01/2050	100	100,006
Onondaga Civic Development Corp. (Syracuse University) Series 2025 5.50%, 12/01/2056	1,000	1,081,735
Port Authority of New York & New Jersey (Port Authority of New York & New Jersey) Series 2020-2 4.00%, 07/15/2037	900	905,567
Series 2022 5.00%, 01/15/2047	2,000	2,063,424
5.25%, 08/01/2041	855	916,380
5.25%, 08/01/2047	1,285	1,350,218

ABFunds.com	AB Active ETFs, Inc. 173

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Suffolk Regional Off-Track Betting Corp. (Suffolk Regional Off-Track Betting) Series 2024 5.75%, 12/01/2044	$100	$102,889
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2022-C 5.25%, 05/15/2052	1,500	1,568,320
Series 2026 5.00%, 02/01/2028	2,350	2,446,569
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority) Series 2025-A 5.00%, 02/01/2028	1,000	1,041,093
5.00%, 03/01/2028	1,000	1,043,148
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority Real Estate Transfer Tax) Series 2025 5.00%, 12/01/2046	500	532,466
Triborough Bridge & Tunnel Authority Sales Tax Revenue (Triborough Bridge & Tunnel Authority Sales Tax Revenue) Series 2024-A 5.00%, 05/15/2054	1,065	1,098,996
5.25%, 05/15/2064	1,000	1,039,827
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute) Series 2020 5.00%, 09/01/2030	1,000	1,070,882
5.00%, 09/01/2034	1,125	1,191,252

		55,395,043

North Carolina – 1.3%
City of Charlotte NC Airport Revenue (City of Charlotte NC Airport Revenue) Series 2023 5.00%, 07/01/2037	1,300	1,409,071
County of Guilford NC (County of Guilford NC) Series 2017-B 4.00%, 05/01/2033	1,140	1,150,832
County of Wake NC (County of Wake NC) Series 2026 5.00%, 04/01/2037	1,000	1,161,771

174 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Greater Asheville Regional Airport Authority (Greater Asheville Regional Airport Authority) AG Series 2023 5.25%, 07/01/2042	$1,000	$1,074,274
Nash Health Care Systems (Nash Health Care Systems) Series 2025 5.75%, 02/01/2050	1,000	1,074,185
North Carolina Medical Care Commission (United Methodist Retirement Homes Obligated Group) Series 2025 5.00%, 10/01/2050	1,000	1,009,211
Raleigh Durham Airport Authority (Raleigh Durham Airport Authority) Series 2015-A 5.00%, 05/01/2029	1,225	1,227,249

		8,106,593

Ohio – 2.4%
American Municipal Power, Inc. (American Municipal Power Prairie State Energy Campus Revenue) Series 2023 5.00%, 02/15/2038	1,000	1,101,466
Buckeye Tobacco Settlement Financing Authority (Buckeye Tobacco Settlement Financing Authority) Series 2020-B 5.00%, 06/01/2055	3,000	2,394,772
Columbus Regional Airport Authority (Columbus Regional Airport Authority) Series 2025 5.00%, 01/01/2040	1,000	1,075,395
5.25%, 01/01/2042	1,800	1,946,625
5.50%, 01/01/2050	1,955	2,067,300
County of Cuyahoga OH (County of Cuyahoga OH) Series 2026 5.50%, 12/01/2061(b)	1,000	1,069,149
Jefferson County Port Authority/OH (JSW Steel USA Ohio, Inc.) Series 2021 3.50%, 12/01/2051(a)	100	81,813
Lancaster Port Authority (Royal Bank of Canada) Series 2024-A 5.00%, 02/01/2055	1,000	1,064,096

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Ohio Higher Educational Facility Commission (John Carroll University) Series 2025 5.00%, 10/01/2034	$1,140	$1,202,245
Ohio Higher Educational Facility Commission (Xavier University) Series 2024 5.00%, 05/01/2042	400	408,596
Port of Greater Cincinnati Development Authority (Duke Energy Convention Center Project) Series 2024 5.00%, 12/01/2063	1,190	1,197,177
State of Ohio (State of Ohio) Series 2026-A 5.00%, 09/15/2035	1,000	1,158,952

		14,767,586

Oklahoma – 0.7%
Oklahoma City Public Property Authority (Oklahoma City Public Property Authority Sales Tax) Series 2026 5.00%, 06/01/2034(b)	1,000	1,135,336
Oklahoma Turnpike Authority (Oklahoma Turnpike Authority) Series 2025-A 5.00%, 01/01/2045	1,000	1,070,582
Tulsa Municipal Airport Trust Trustees/OK (American Airlines, Inc.) Series 2025 6.25%, 12/01/2040	1,000	1,103,724
University of Oklahoma (The) (University of Oklahoma/The) BAM Series 2024-A 5.00%, 07/01/2044	890	954,644

		4,264,286

Oregon – 0.6%
Port of Portland OR Airport Revenue (Port of Portland OR Airport Revenue) Series 2022-2 4.00%, 07/01/2047	500	461,286
Series 2023 5.25%, 07/01/2042	1,995	2,148,270
Series 2024-T 5.25%, 07/01/2041	1,000	1,092,443

		3,701,999

176 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Other – 0.3%
2026 Loan Holding-1 (2026 Loan Holding-1) Series 2026-C 2.45% (MUNIPSA + 0.88%), 10/01/2027(a)(c)	$1,000	$991,447
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2024-ML21) Series 2024-ML21, Class AUS 4.518%, 08/25/2041	99	100,580
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates (FHLMC Multifamily VRD Certificates) Series 2026-M 4.64%, 10/25/2040	999	1,028,990

		2,121,017

Pennsylvania – 2.5%
Adams County General Authority (Gettysburg College) Series 2025 5.00%, 08/15/2043	660	702,216
Allentown Neighborhood Improvement Zone Development Authority (Allentown Neighborhood Improvement Zone Center City Investment Revenue) Series 2022 5.25%, 05/01/2042(a)	1,000	1,037,352
Allentown Neighborhood Improvement Zone Development Authority (Allentown Neighborhood Improvement Zone Development Authority) Series 2025 6.00%, 05/01/2042(a)	1,000	1,103,520
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 5.00%, 07/01/2030	100	105,699
City of Philadelphia PA Water & Wastewater Revenue (City of Philadelphia PA Water & Wastewater Revenue) Series 2015-B 5.00%, 07/01/2032	1,000	1,001,393
Series 2020-A 5.00%, 11/01/2045	1,000	1,041,379
AG Series 2024-C 5.25%, 09/01/2049	1,000	1,062,075

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Commonwealth of Pennsylvania (Commonwealth of Pennsylvania) Series 2024 4.00%, 08/15/2043	$200	$198,896
Series 2026 5.00%, 04/01/2027	1,500	1,530,907
Delaware County Authority (Elwyn Obligated Group) Series 2017 5.00%, 06/01/2037	1,000	1,001,579
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Dept. of Transportation) Series 2022 5.50%, 06/30/2039	300	323,852
6.00%, 06/30/2061	1,000	1,057,856
Pennsylvania Economic Development Financing Authority (Noble Environmental, Inc.) Series 2025 6.875%, 09/01/2047(a)	250	270,048
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2022-A 5.00%, 02/15/2039	1,145	1,214,665
Pennsylvania Higher Educational Facilities Authority (Thomas Jefferson University Obligated Group) AG Series 2024 5.25%, 11/01/2048	1,250	1,319,352
Philadelphia Gas Works Co. (Philadelphia Gas Works) Series 2024 5.00%, 08/01/2030	1,000	1,083,639
Pittsburgh Water & Sewer Authority (Pittsburgh Water & Sewer Authority) AG Series 2019-A 5.00%, 09/01/2044	1,000	1,034,811

		15,089,239

Puerto Rico – 0.5%
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2022-A 0.00%, 11/01/2051	1,000	321,250
Series 2022-C Zero Coupon, 11/01/2043	154	106,457

178 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) Series 2008-W 5.50%, 07/01/2021(e)(f)	$1,050	$771,750
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.75%, 01/01/2046	100	113,916
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue (Puerto Rico Sales Tax Financing Sales Tax Revenue) Series 2019-A 5.00%, 07/01/2058	2,000	1,972,458

		3,285,831

South Carolina – 1.6%
South Carolina Jobs-Economic Development Authority (Beaufort Memorial Hospital Obligated Group) Series 2024 5.50%, 11/15/2044	395	409,322
South Carolina Jobs-Economic Development Authority (Novant Health Obligated Group) Series 2024 5.25%, 11/01/2044	2,095	2,258,267
South Carolina Jobs-Economic Development Authority (Prisma Health Obligated Group) Series 2018 5.00%, 05/01/2028	1,000	1,040,788
South Carolina Jobs-Economic Development Authority (Rolling Green Village) Series 2025 5.80%, 12/01/2050	1,000	1,018,032
South Carolina Public Service Authority (South Carolina Public Service Authority) Series 2021-A 4.00%, 12/01/2035	1,000	1,024,718
Series 2025-A 5.00%, 12/01/2043	1,000	1,084,406
Series 2025-B 5.00%, 12/01/2044	500	537,576
Series 2026-A 5.00%, 12/01/2034	1,000	1,134,109
5.25%, 12/01/2056	1,000	1,041,297

		9,548,515

ABFunds.com	AB Active ETFs, Inc. 179

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Tennessee – 1.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	$505	$503,490
Series 2016-B Zero Coupon, 12/01/2031(a)	100	75,038
Metropolitan Government of Nashville & Davidson County TN (Metropolitan Govt of Nashville & Davidson County TN) Series 2024-C 4.00%, 01/01/2044	1,500	1,501,108
Metropolitan Nashville Airport Authority (The) (Metropolitan Nashville Airport Authority/The) Series 2022-B 5.50%, 07/01/2041	1,290	1,406,983
Shelby County Health & Educational Facilities Board (Madrone Memphis Student Housing I) Series 2024 5.25%, 06/01/2056(a)	1,100	1,071,140
Tennessee Energy Acquisition Corp. (Massachusetts Mutual Life Insurance) Series 2026-A 5.00%, 11/01/2034	1,385	1,473,846
Tennessee Energy Acquisition Corp. (Pacific Life Insurance) Series 2025-A 5.00%, 12/01/2035	1,000	1,061,382

		7,092,987

Texas – 6.9%
Aledo Independent School District (Aledo Independent School District) Series 2023 5.00%, 02/15/2042	1,000	1,056,065
Arlington Higher Education Finance Corp. (BASIS Texas Charter Schools) Series 2024 5.00%, 06/15/2064(a)	1,000	904,517
Series 2025 5.00%, 06/15/2030(a)	700	718,914
Board of Regents of the University of Texas System (Board of Regents of the University of Texas System) Series 2019-B 5.00%, 08/15/2049	1,000	1,102,553

180 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Central Texas Regional Mobility Authority (Central Texas Regional Mobility Authority) Series 2025-B 5.00%, 01/01/2041	$1,000	$1,104,547
Central Texas Turnpike System (Central Texas Turnpike System) Series 2024-C 5.00%, 08/15/2038	100	109,855
City of Austin TX (City of Austin TX) Series 2023 5.00%, 09/01/2034	1,095	1,236,925
City of Dallas TX (City of Dallas TX) Series 2024-C 5.00%, 02/15/2032	1,000	1,111,882
City of Georgetown TX Utility System Revenue (City of Georgetown TX Utility System Revenue) BAM Series 2024 5.00%, 08/15/2044	1,535	1,634,225
City of Houston TX Airport System Revenue (City of Houston TX Airport System Revenue) AG Series 2023 5.00%, 07/01/2031	1,000	1,087,058
5.00%, 07/01/2038	500	537,956
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2024-B 5.25%, 07/15/2034	1,000	1,067,618
5.50%, 07/15/2036	2,500	2,699,614
5.50%, 07/15/2038	1,000	1,067,842
City of Houston TX Hotel Occupancy Tax & Special Revenue (City of Houston TX Hotel Occupancy Tax & Special Revenue) Series 2026 5.50%, 09/01/2058	2,000	2,112,601
City of San Antonio TX Electric & Gas Systems Revenue (City of San Antonio TX Electric & Gas Systems Revenue) Series 2021-A 5.00%, 02/01/2037	1,250	1,338,789
Dallas Fort Worth International Airport (Dallas Fort Worth Intl Airport) Series 2025-A 5.00%, 11/01/2032	1,000	1,100,153
5.00%, 11/01/2034	1,000	1,111,365
5.25%, 11/01/2039	1,000	1,097,283

ABFunds.com	AB Active ETFs, Inc. 181

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Grand Parkway Transportation Corp. (Grand Parkway Transportation) Series 2020 4.00%, 10/01/2045	$2,500	$2,363,268
Harris County Cultural Education Facilities Finance Corp. (Houston Methodist Hospital Obligated Group) Series 2026-A 5.00%, 12/01/2036	1,000	1,142,871
Hidalgo County Regional Mobility Authority (Hidalgo County Regional Mobility Authority) Series 2022-B 5.00%, 12/01/2036	300	309,110
Lewisville Independent School District (Lewisville Independent School District) Series 2025 5.00%, 08/15/2039	1,000	1,107,127
Lower Colorado River Authority (Lower Colorado River Authority) AG Series 2022 5.00%, 05/15/2034	1,000	1,087,313
Series 2024 5.00%, 05/15/2040	1,000	1,082,648
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue (Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue) Series 2016-A 5.00%, 11/01/2029	2,120	2,140,803
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	925	926,791
North East Texas Regional Mobility Authority (North East Texas Regional Mobility Authority) Series 2025-A 5.00%, 01/01/2041	1,000	1,072,550
North Texas Tollway Authority (North Texas Tollway System) AG Series 2008 Zero Coupon, 01/01/2033	1,000	807,548
Zero Coupon, 01/01/2035	1,000	744,942
AG Series 2008D Zero Coupon, 01/01/2034	1,000	777,262
Port of Beaumont Industrial Development Authority (Jefferson 2020 Bond Lessee & Borrower Obligated Group) Series 2021 4.10%, 01/01/2028(a)	1,100	1,004,282

182 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Sherman Independent School District/TX (Sherman Independent School District/TX) Series 2023-B 5.00%, 02/15/2041	$1,475	$1,594,248
Texas Municipal Gas Acquisition & Supply Corp. II (JPMorgan Chase & Co.) Series 2007 3.506% (CME Term SOFR 3 Month + 1.05%), 09/15/2027(c)	715	716,828
Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-B 5.50%, 01/01/2054	200	218,974
Texas Municipal Gas Acquisition & Supply Corp. V (Citigroup, Inc.) Series 2026 5.00%, 04/01/2036	1,000	1,054,342
Texas Municipal Gas Acquisition & Supply Corp. VI (Bank of America Corp.) Series 2025 5.00%, 01/01/2036	1,000	1,067,595
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3) Series 2019 5.00%, 06/30/2058	100	99,395
Texas State University System (Texas State University System) Series 2026-C 5.00%, 03/15/2032(b)	1,000	1,089,511

		42,607,170

Utah – 0.8%
City of Salt Lake City UT Airport Revenue (City of Salt Lake City UT Airport Revenue) Series 2023-A 5.50%, 07/01/2053	2,000	2,090,186
Deseret Public Infrastructure District No. 2 (Deseret Public Infrastructure District No. 2 Special Assmnt Deseret Assmnt Area 1) Series 2026 6.125%, 12/01/2046(a)	1,000	1,019,271
Utah City West Public Infrastructure District No. 1 (Utah City West Public Infrastructure District No. 1 Assessment Area No. 1) Series 2026 5.875%, 12/01/2055(a)	1,000	1,018,704

ABFunds.com	AB Active ETFs, Inc. 183

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Utah Infrastructure Agency (Utah Infrastructure Agency) Series 2024 5.50%, 10/15/2044	$500	$528,035
Wolf Creek Infrastructure Financing District No. 1 (Wolf Creek Infrastructure Financing District No. 1 Wolf Creek Assessment Area 1) Series 2025 5.75%, 12/01/2044	200	207,707

		4,863,903

Virginia – 1.3%
Fairfax County Industrial Development Authority (Inova Health System Obligated Group) Series 2022 4.00%, 05/15/2042	1,000	978,344
Hampton Roads Transportation Accountability Commission (Prerefunded – US Govt Agencies) Series 2021-A 5.00%, 07/01/2026	2,450	2,454,465
Henrico County Economic Development Authority (Bon Secours Mercy Health) Series 2025 5.00%, 11/01/2048	1,000	1,032,429
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay Obligated Group) Series 2023 7.00%, 09/01/2059	100	109,088
Virginia Small Business Financing Authority (95 Express Lanes LLC) Series 2022 4.00%, 07/01/2041	1,000	968,779
5.00%, 07/01/2038	1,500	1,569,272
Virginia Small Business Financing Authority (LifeSpire of Virginia Obligated Group) Series 2024 4.50%, 12/01/2044	1,000	1,001,449

		8,113,826

Washington – 2.6%
City of Federal Way WA (City of Federal Way WA) Series 2024 5.00%, 12/01/2049	1,000	1,042,413

184 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

King & Snohomish Counties School District No. 417 Northshore (King & Snohomish Counties School District No. 417 Northshore) Series 2024 5.00%, 12/01/2040	$100	$110,588
Port of Seattle WA (Port of Seattle WA) Series 2019 5.00%, 04/01/2044	1,000	1,019,437
Series 2024 5.25%, 07/01/2049	1,000	1,041,335
Series 2025-B 5.00%, 10/01/2029	1,000	1,064,149
5.00%, 10/01/2039	1,555	1,693,048
State of Washington (State of Washington) Series 2022-R 4.00%, 07/01/2026	1,000	1,001,078
Series 2023-2 5.00%, 08/01/2037	1,500	1,668,513
Series 2026-C 5.00%, 02/01/2038	1,000	1,142,720
State of Washington (State of Washington COP) Series 2017-A 5.00%, 07/01/2031	1,000	1,023,037
Vancouver Housing Authority (Vancouver Housing Authority) Series 2025 4.25%, 02/01/2038	2,000	2,044,109
Washington Health Care Facilities Authority (Fred Hutchinson Cancer Center Obligated Group) Series 2020 5.00%, 09/01/2045	1,000	1,030,579
Series 2025 4.00%, 03/01/2041	1,000	981,477
Washington State Housing Finance Commission (WSHFC 2024-1) Series 2024-1, Class A 4.085%, 03/01/2050	296	288,931
Washington State Housing Finance Commission (WSHFC 2025-1) Series 2025-1, Class A1 3.949%, 08/20/2063	993	958,484

		16,109,898

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

West Virginia – 0.2%
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group) Series 2023 5.00%, 06/01/2041	$1,000	$1,068,436

Wisconsin – 3.1%
City of Milwaukee WI (City of Milwaukee WI) AG Series 2026-N 5.00%, 12/01/2035	1,000	1,126,602
Public Finance Authority (PFA 2026-1) Series 2026-1, Class A1 4.147%, 01/20/2041	999	964,014
Wisconsin Health & Educational Facilities Authority (Chiara Housing & Services Obligated Group) Series 2024 5.00%, 07/01/2035	595	610,996
Series 2025 6.375%, 07/01/2045	1,000	1,073,982
Wisconsin Health & Educational Facilities Authority (Prerefunded – US Treasuries) Series 2024 5.00%, 08/01/2027(a)	150	150,273
Wisconsin Public Finance Authority (Alpha Ranch Water Control & Improvement District of Denton & Wise Counties) Series 2024 Zero Coupon, 12/15/2038(a)	100	46,780
Wisconsin Public Finance Authority (Creekhaven Wildrye & Furst Ranch Projects) Series 2026 Zero Coupon, 12/15/2036(a)	1,000	515,049
Wisconsin Public Finance Authority (Denton County Municipal Utility District No. 16) Series 2024 5.75%, 12/15/2033(a)	250	250,145
Wisconsin Public Finance Authority (Foundation Academy Charter School A NJ Nonprofit) Series 2024 5.00%, 07/01/2060(a)	500	449,691
Wisconsin Public Finance Authority (Heritage Bend Project) Series 2025 Zero Coupon, 12/15/2042(a)	1,000	314,186

186 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (PRG – The Grounds LLC) Series 2025 5.00%, 07/01/2035	$1,000	$1,101,048
Wisconsin Public Finance Authority (Puerto Rico Tollroads LLC) Series 2024 5.50%, 07/01/2044	1,000	1,035,024
5.75%, 07/01/2049	1,000	1,036,702
Wisconsin Public Finance Authority (Queens University of Charlotte) Series 2022 5.25%, 03/01/2047	1,000	1,024,062
Wisconsin Public Finance Authority (Southeast Overtown Park West Community Redevelopment Agency) Series 2024 5.00%, 06/01/2041(a)	100	102,080
Wisconsin Public Finance Authority (SR 400 Peach Partners LLC) Series 2025 5.75%, 06/30/2060	1,875	1,947,705
5.75%, 12/31/2065	2,000	2,072,376
6.50%, 06/30/2060	3,135	3,488,427
6.50%, 12/31/2065	1,000	1,109,646
Wisconsin Public Finance Authority (Triad Math & Science Academy) Series 2025 5.25%, 06/15/2045	500	492,888
Wisconsin Public Finance Authority (Wisconsin Public Finance Authority-Muni Certificates) Series 2026 3.625%, 06/15/2063	480	479,533

		19,391,209

Total Long-Term Municipal Bonds (cost $562,985,108)		567,746,875

Short-Term Municipal Notes – 5.4%
Arizona – 0.3%
Arizona Health Facilities Authority (Banner Health Obligated Group) Series 2017-C 2.85%, 01/01/2046(g)	1,590	1,590,000

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Arizona Industrial Development Authority (Phoenix Children’s Hospital) Series 2024 2.80%, 02/01/2048(g)	$260	$260,000

		1,850,000

California – 0.2%
City of Los Angeles CA (City of Los Angeles CA) Series 2025 5.00%, 06/25/2026	1,000	1,001,552

Colorado – 0.9%
Colorado Educational & Cultural Facilities Authority (Jewish Federation of South Palm Beach County) Series 2008 2.85%, 02/01/2038(g)	495	495,000
Colorado Educational & Cultural Facilities Authority (Miami Beach Jewish Community Center) Series 2022 2.80%, 07/01/2041(g)	1,000	1,000,000
Colorado Educational & Cultural Facilities Authority (Michael Ann Russell Jewish Community Center) Series 2012 2.85%, 01/01/2039(g)	350	350,000
Colorado State Education Loan Program (Colorado State Education Loan Program) Series 2025 5.00%, 06/30/2026	1,150	1,152,155
Series 2026 5.00%, 06/30/2026	2,500	2,504,697

		5,501,852

Florida – 0.7%
School District of Broward County/FL (School District of Broward County/FL) Series 2025 4.00%, 06/25/2026	4,200	4,203,509

Georgia – 0.2%
Cobb County School District (Cobb County School District) Series 2026 4.00%, 12/15/2026	1,000	1,007,129

188 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Illinois – 0.1%
Illinois Finance Authority (University of Chicago Medical Center Obligated Group) Series 2023 2.80%, 08/01/2043(g)	$655	$655,000

Maryland – 0.1%
Maryland Health & Higher Educational Facilities Authority (University of Maryland Medical System Obligated Group) Series 2008 2.80%, 07/01/2041(g)	600	600,000

Massachusetts – 0.2%
City of Quincy MA (City of Quincy MA) Series 2025 5.00%, 09/29/2026	1,000	1,007,233

Michigan – 0.1%
Green Lake Township Economic Development Corp. (Interlochen Center for the Arts) Series 2023 2.85%, 06/01/2034(g)	700	700,000

Missouri – 0.1%
Health & Educational Facilities Authority of the State of Missouri (St. Louis University/US) Series 2013-B 2.80%, 10/01/2035(g)	860	860,000

New Jersey – 0.6%
County of Hudson NJ (County of Hudson NJ) Series 2026 4.00%, 02/24/2027	1,000	1,010,235
Essex County Improvement Authority (County of Essex NJ) Series 2026 4.00%, 03/12/2027	1,000	1,010,846
Jersey City Redevelopment Agency (Jersey City Redevelopment Agency) Series 2025 5.00%, 12/09/2026	1,000	1,012,024

ABFunds.com	AB Active ETFs, Inc. 189

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Township of Gloucester NJ (Township of Gloucester NJ) Series 2025-A 4.00%, 07/21/2026	$1,008	$1,009,821

		4,042,926

New York – 0.4%
Metropolitan Transportation Authority Dedicated Tax Fund (Metropolitan Transportation Authority Dedicated Tax Fund) Series 2017-A 2.80%, 11/01/2031(g)	490	490,000
Town of Oyster Bay NY (Town of Oyster Bay NY) Series 2025 4.00%, 08/21/2026	1,120	1,123,318
Series 2026 4.00%, 03/05/2027	1,000	1,011,306

		2,624,624

North Carolina – 0.1%
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health Obligated Group) AG Series 2017-E 2.80%, 01/15/2044(g)	570	570,000

Other – 0.5%
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates (FHLMC Multifamily VRD Certificates) Series 2026-M 4.02% (SOFR + 0.40%), 08/25/2041(c)	3,000	3,000,000

Pennsylvania – 0.1%
Delaware Valley Regional Finance Authority (Delaware Valley Regional Finance Authority) Series 2024-B 2.80%, 09/01/2059(g)	500	500,000

South Carolina – 0.3%
Berkeley County School District (Berkeley County School District) Series 2025-A 5.00%, 06/01/2026	1,000	1,000,000
Orangeburg County School District (Orangeburg County School District) Series 2025 5.00%, 08/13/2026	1,000	1,004,381

		2,004,381

190 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Virginia – 0.2%
Hampton Roads Sanitation District (Hampton Roads Sanitation District) Series 2025-A 5.00%, 07/15/2026	$1,000	$1,003,059

West Virginia – 0.1%
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group) Series 2018 1.57%, 06/01/2034(g)	500	500,000

Wisconsin – 0.2%
Wisconsin Health & Educational Facilities Authority (Medical College of Wisconsin) Series 2023-B 2.80%, 12/01/2033(g)	465	465,000
Wisconsin Public Finance Authority (Deutsche Bank AG) Series 2026 3.582% (SOFR + 1.15%), 12/01/2068(a)(c)	1,000	999,610

		1,464,610

Total Short-Term Municipal Notes (cost $33,106,265)		33,095,875

Total Municipal Obligations (cost $596,091,373)		600,842,750

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.2%
Non-Agency Fixed Rate CMBS – 0.2%
MAD Commercial Mortgage Trust Series 2025-11MD, Class A 4.754%, 10/15/2042(a) (cost $1,000,000)	1,000	994,748

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.1%
Risk Share Floating Rate – 0.1%
Connecticut Avenue Securities Trust Series 2026-R01, Class 2M1 4.612% (CME Term SOFR + 1.00%), 01/25/2046(a)(c) (cost $757,046)	757	756,925

ABFunds.com	AB Active ETFs, Inc. 191

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

WARRANTS – 0.0%
Industrials – 0.0%
Construction & Engineering – 0.0%
DesertXpress Enterprises LLC, expiring 12/31/2026(e)(h)(i)(j) (cost $0)	7,809	$11,714

SHORT-TERM INVESTMENTS – 2.0%
Investment Companies – 2.0%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.46%(k)(l)(m) (cost $11,994,014)	11,994,014	11,994,014

Total Investments – 99.8% (cost $609,842,433)		614,600,151
Other assets less liabilities – 0.2%		1,532,774

Net Assets – 100.0%		$616,132,925

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at May 31, 2026	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 46, 5 Year Index, 06/20/2031*	(5.00)%	Quarterly	3.02%	USD	3,317	$(307,618)	$(125,073)	$(182,545)

*	Termination date.

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	3,190	10/15/2028	CPI#	3.020%	Maturity	$6,926	$	– 0	–	$6,926
USD	17,600	10/15/2029	2.545%	CPI#	Maturity	243,285		– 0	–	243,285
USD	4,010	10/15/2030	CPI#	2.840%	Maturity	14,464		– 0	–	14,464

						$264,675	$	– 0	–	$264,675

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

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PORTFOLIO OF INVESTMENTS (continued)

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	1,300	10/15/2030	1 Day SOFR	4.082%	Annual	$13,964	$	– 0	–	$13,964
USD	800	10/15/2030	1 Day SOFR	4.092%	Annual	8,947		– 0	–	8,947
USD	1,700	12/03/2031	1 Day SOFR	3.967%	Annual	8,582		– 0	–	8,582
USD	1,700	12/03/2031	1 Day SOFR	4.212%	Annual	31,277		– 0	–	31,277
USD	1,600	12/03/2031	1 Day SOFR	4.088%	Annual	18,604		– 0	–	18,604
USD	1,500	12/03/2031	1 Day SOFR	4.036%	Annual	13,241		– 0	–	13,241
USD	1,190	12/03/2031	1 Day SOFR	4.146%	Annual	17,623		17		17,606
USD	700	12/03/2031	1 Day SOFR	3.898%	Annual	926		(85)		1,011
USD	390	12/03/2031	1 Day SOFR	4.125%	Annual	5,330		– 0	–	5,330
USD	13,100	03/12/2032	1 Day SOFR	3.660%	Annual	(163,108)		– 0	–	(163,108)
USD	2,980	03/12/2032	1 Day SOFR	3.826%	Annual	(10,475)		– 0	–	(10,475)
USD	1,950	01/03/2033	1 Day SOFR	3.720%	Annual	(22,759)		– 0	–	(22,759)
USD	3,460	03/15/2033	1 Day SOFR	3.776%	Annual	(30,732)		– 0	–	(30,732)
USD	7,000	05/10/2033	1 Day SOFR	4.028%	Annual	41,649		– 0	–	41,649
USD	4,600	09/25/2035	3.494%	1 Day SOFR	Annual	197,604		– 0	–	197,604

						$130,673		$(68)		$130,741

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At May 31, 2026, the aggregate market value of these securities amounted to $38,838,055 or 6.3% of net assets.

(b)	When-Issued or delayed delivery security.

(c)	Floating Rate Security. Stated interest/ floor/ceiling rate was in effect at May 31, 2026.

(d)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at May 31, 2026.

(e)	Non-income producing security.

(f)	Defaulted matured security.

(g)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(h)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost			Market Value	Percentage of Net Assets
DesertXpress Enterprises LLC	11/28/2025 - 12/16/2025	$	– 0	–	$11,714	0.00%

(i)	Fair valued by the Adviser.

(j)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(k)	The rate shown represents the 7-day yield as of period end.

(l)	Affiliated investments.

(m)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

As of May 31, 2026, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.9% and 0.0%, respectively.

ABFunds.com	AB Active ETFs, Inc. 193

PORTFOLIO OF INVESTMENTS (continued)

Glossary:

AG – Assured Guaranty Inc.

BAM – Build American Mutual

CDX-NAHY – North American High Yield Credit Default Swap Index

CHF – Collegiate Housing Foundation

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

COP – Certificate of Participation

FHLMC – Federal Home Loan Mortgage Association

MUNIPSA – SIFMA Municipal Swap Index.

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

UPMC – University of Pittsburgh Medical Center

See notes to financial statements.

194 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS

AB TAX-AWARE LONG MUNICIPAL ETF

May 31, 2026 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.8%
Long-Term Municipal Bonds – 95.2%
Alabama – 0.6%
County of Jefferson AL Sewer Revenue (County of Jefferson AL Sewer Revenue) Series 2024 5.50%, 10/01/2053	$325	$339,414

Arizona – 0.8%
Arizona Industrial Development Authority (Equitable School Revolving Fund Obligated Group) Series 2023 5.25%, 11/01/2053	200	204,012
Arizona Industrial Development Authority (Pinecrest Academy of Nevada) Series 2020-A 4.00%, 07/15/2040(a)	125	117,696
Maricopa County Industrial Development Authority (Valley Christian Schools) Series 2023 6.375%, 07/01/2058(a)	150	147,101

		468,809

California – 7.0%
California Community Choice Financing Authority (American General Life Insurance) Series 2024C 5.00%, 08/01/2055	400	416,853
California Community Choice Financing Authority (Athene Annuity & Life Co.) Series 2024G 5.00%, 11/01/2055	350	359,813
California Community Choice Financing Authority (Morgan Stanley) Series 2026-A 5.00%, 04/01/2056	100	107,958
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(a)	100	81,286
California Infrastructure & Economic Development Bank (Desertxpress Enterprises) Series 2025 12.00%, 01/01/2065(a)	100	56,000

ABFunds.com	AB Active ETFs, Inc. 195

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

City of Los Angeles CA Wastewater System Revenue (City of Los Angeles CA Wastewater System Revenue) Series 2025-A 5.00%, 06/01/2055	$200	$211,944
City of Los Angeles Department of Airports (City of Los Angeles Dept. of Airports) Series 2025 5.50%, 05/15/2055	100	106,276
CMFA Special Finance Agency VII (CMFA Special Finance Agency VII The Breakwater Apartments) Series 2021 3.00%, 08/01/2056(a)	100	69,428
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization) Series 2021-B Zero Coupon, 06/01/2066	1,000	99,609
Series 2022 5.00%, 06/01/2051	360	359,230
Los Angeles Department of Water & Power (Los Angeles Dept. of Water & Power Power System Revenue) BAM Series 2025-A 5.00%, 07/01/2053	500	515,057
Series 2026-A 5.00%, 07/01/2044	300	321,696
San Francisco Intl Airport (San Francisco Intl Airport) Series 2021-A 5.00%, 05/01/2035	1,000	1,069,406
University of California (University of California) Series 2026-C 5.25%, 11/15/2041	250	288,236

		4,062,792

Colorado – 3.4%
City & County of Denver CO Airport System Revenue (City & County of Denver CO Airport System Revenue) Series 2022-A 5.00%, 11/15/2036	1,000	1,080,514
Colorado Educational & Cultural Facilities Authority (Ascent Classical Academy Charter Schools) Series 2024 5.80%, 04/01/2054(a)	100	98,350

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Town of Vail CO (Town of Vail CO COP) Series 2025 5.50%, 12/01/2064	$750	$798,268

		1,977,132

Connecticut – 0.2%
Stamford Housing Authority (TJH Senior Living Obligated Group) Series 2025 6.50%, 10/01/2055	100	103,729

District of Columbia – 2.0%
District of Columbia (District of Columbia Union Market TIF Area) Series 2024-A 5.125%, 06/01/2034(a)	100	103,819
Metropolitan Washington Airports Authority Aviation Revenue (Metropolitan Washington Airports Authority Aviation Revenue) Series 2025-A 5.50%, 10/01/2055	1,000	1,059,391

		1,163,210

Florida – 5.3%
Capital Projects Finance Authority/FL (Navigator Academy of Leadership Obligated Group) Series 2024 5.00%, 06/15/2034(a)	100	101,248
Capital Trust Authority (AIDS Healthcare Foundation Obligated Group) Series 2026 5.25%, 12/01/2055	500	509,702
City of Venice FL (Southwest Florida Retirement Center Obligated Group) Series 2024 5.625%, 01/01/2060(a)	100	100,336
County of Miami-Dade FL Aviation Revenue (County of Miami-Dade FL Aviation Revenue) Series 2024-A 5.00%, 10/01/2035	1,000	1,107,589
County of Miami-Dade FL Water & Sewer System Revenue (County of Miami-Dade FL Water & Sewer System Revenue) Series 2025-A 5.00%, 10/01/2055	1,000	1,030,910

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Florida Development Finance Corp. (Brightline Trains Florida) AG Series 2024 5.25%, 07/01/2053	$100	$99,133
Florida Development Finance Corp. (SFP – Tampa I LLC) Series 2024 5.25%, 06/01/2059(a)	100	96,683

		3,045,601

Georgia – 2.1%
Fayette County Development Authority (United States Soccer Federation) Series 2024 5.25%, 10/01/2054	200	202,817
Municipal Electric Authority of Georgia (JEA Electric System Revenue) Series 2022 5.00%, 07/01/2052	1,000	1,014,814

		1,217,631

Guam – 0.5%
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 5.00%, 01/01/2030	250	263,943

Hawaii – 0.1%
City & County Honolulu HI Wastewater System Revenue (City & County Honolulu HI Wastewater System Revenue) Series 2020-A 2.624%, 07/01/2045	100	67,033

Illinois – 6.4%
Chicago Board of Education (Chicago Board of Education) Series 2023-A 5.00%, 12/01/2034	150	153,937
6.00%, 12/01/2049	300	307,918
Chicago Transit Authority Sales Tax Receipts Fund (Chicago Transit Authority Sales Tax Receipts Fund) Series 2026-A 5.50%, 12/01/2056	575	605,148
City of Chicago IL (City of Chicago IL) Series 2019-A 5.50%, 01/01/2049	90	90,218

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

City of Chicago IL Waterworks Revenue (City of Chicago IL Waterworks Revenue) BAM Series 2026 5.25%, 11/01/2061	$1,500	$1,555,653
Metropolitan Pier & Exposition Authority (Metropolitan Pier & Exposition Authority) Series 2017 0.00%, 12/15/2042(b)	350	275,379
Series 2020 5.00%, 06/15/2050	310	311,615
State of Illinois (State of Illinois) Series 2023-B 5.50%, 05/01/2047	350	366,611

		3,666,479

Indiana – 1.9%
City of Valparaiso IN (Pratt Paper IN LLC) Series 2024 4.875%, 01/01/2044(a)	100	102,118
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-A 5.00%, 11/01/2054	100	102,245
Indiana Finance Authority (University of Evansville) Series 2022 5.25%, 09/01/2057	100	93,890
Indianapolis Local Public Improvement Bond Bank (Pan Am Plaza Hotel) Series 2023 6.00%, 03/01/2053	150	155,729
BAM Series 2023 5.25%, 03/01/2067	500	516,857
Series 2023-F 7.75%, 03/01/2067	100	109,477

		1,080,316

Iowa – 0.3%
PEFA, Inc. (Massachusetts Mutual Life Insurance) Series 2026-A 5.00%, 04/01/2035(c)	150	159,769

Kentucky – 1.4%
Kentucky Public Energy Authority (BP PLC) Series 2024-B 5.00%, 01/01/2055	740	783,727

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Maine – 0.4%
Finance Authority of Maine (Casella Waste Systems) Series 2024 4.625%, 12/01/2047(a)	$200	$206,731

Maryland – 3.1%
Maryland Economic Development Corp. (Purple Line Transit Partners) Series 2022 5.25%, 06/30/2047	570	574,888
Maryland Economic Development Corp. (State of Maryland) Series 2025 5.00%, 06/01/2048	1,000	1,043,945
Maryland Stadium Authority (Baltimore City Public School Construction Financing Fund) Series 2020 5.00%, 05/01/2050	150	160,065

		1,778,898

Massachusetts – 5.6%
Commonwealth of Massachusetts (Commonwealth of Massachusetts) Series 2021-B 2.00%, 04/01/2050	180	108,677
Massachusetts Bay Transportation Authority Sales Tax Revenue (Massachusetts Bay Transportation Authority Sales Tax Revenue) Series 2023-A 5.25%, 07/01/2048	835	890,720
Series 2025-B 5.25%, 07/01/2055	100	106,284
Massachusetts Development Finance Agency (Dana-Farber Cancer Institute Obligated Group) Series 2026 5.50%, 12/01/2056	1,000	1,063,340
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax) Series 2025 5.25%, 02/15/2050	1,000	1,066,364

		3,235,385

Nebraska – 1.8%
Nebraska Public Power District (Nebraska Public Power District) Series 2026-A 5.00%, 01/01/2051	1,000	1,041,837

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New Hampshire – 0.4%
New Hampshire Business Finance Authority (NFAAH 2025-1) Series 2025-1, Class B1 5.75%, 04/28/2042	$150	$154,217
New Hampshire Business Finance Authority (Novant Health Obligated Group) Series 2025 5.50%, 06/01/2055	100	104,520

		258,737

New Jersey – 1.5%
New Jersey Transportation Trust Fund Authority (State of New Jersey Lease) Series 2023-B 5.25%, 06/15/2050	825	866,103

New York – 12.1%
City of New York NY (City of New York NY) Series 2024-C 5.00%, 09/01/2048	1,000	1,036,703
Metropolitan Transportation Authority (Metropolitan Transportation Authority) Series 2017 Zero Coupon, 11/15/2033	575	444,246
Series 2024-A 5.25%, 11/15/2049	510	531,047
New York City Transitional Finance Authority Future Tax Secured Revenue (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2025 5.00%, 05/01/2050	1,000	1,037,539
New York Liberty Development Corp. (7 World Trade Center II) Series 2022 3.00%, 09/15/2043	500	419,989
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2025-C 5.00%, 03/15/2055	1,210	1,251,656
New York Transportation Development Corp. (JFK NTO LLC) Series 2023 5.375%, 06/30/2060	1,000	1,004,229

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Onondaga Civic Development Corp. (Syracuse University) Series 2025 5.50%, 12/01/2056	$100	$108,173
Suffolk Regional Off-Track Betting Corp. (Suffolk Regional Off-Track Betting) Series 2024 6.00%, 12/01/2053	100	102,235
Triborough Bridge & Tunnel Authority Sales Tax Revenue (Triborough Bridge & Tunnel Authority Sales Tax Revenue) Series 2024-A 5.25%, 05/15/2064	1,000	1,039,827

		6,975,644

North Carolina – 1.2%
Nash Health Care Systems (Nash Health Care Systems) Series 2025 5.75%, 02/01/2050	600	644,511
North Carolina Turnpike Authority (North Carolina Turnpike Authority) AG Series 2024 Zero Coupon, 01/01/2052	250	71,132

		715,643

Ohio – 4.3%
Buckeye Tobacco Settlement Financing Authority (Buckeye Tobacco Settlement Financing Authority) Series 2020-B 5.00%, 06/01/2055	500	399,129
County of Cuyahoga OH (County of Cuyahoga OH) Series 2026 5.50%, 12/01/2061(c)	1,000	1,069,149
State of Ohio (University Hospitals Health System Obligated Group) Series 2016 4.00%, 01/15/2046	1,100	1,006,705

		2,474,983

Oklahoma – 0.2%
Tulsa Municipal Airport Trust Trustees/OK (American Airlines, Inc.) Series 2025 6.25%, 12/01/2040	100	110,372

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Oregon – 3.1%
Clackamas & Washington Counties School District No. 3 (Clackamas & Washington Counties School District No. 3) Series 2026-B 5.00%, 06/15/2046	$1,250	$1,346,663
Port of Portland OR Airport Revenue (Port of Portland OR Airport Revenue) Series 2022-2 4.00%, 07/01/2047	500	461,286

		1,807,949

Pennsylvania – 2.4%
Pennsylvania Higher Educational Facilities Authority (University of Pennsylvania Health System Obligated Group) Series 2025 5.00%, 08/15/2055	120	124,441
Pennsylvania State University (The) (Pennsylvania State University) Series 2023 5.25%, 09/01/2053	1,000	1,053,099
Philadelphia Authority for Industrial Development (Children’s Hospital of Philadelphia Obligated Group) Series 2024 5.50%, 07/01/2053	205	220,029

		1,397,569

Puerto Rico – 0.0%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue (Puerto Rico Sales Tax Financing Sales Tax Revenue) Series 2018-A Zero Coupon, 07/01/2051	100	26,724

South Carolina – 3.0%
South Carolina Jobs-Economic Development Authority (Novant Health Obligated Group) Series 2024 5.50%, 11/01/2054	500	530,027
South Carolina Public Service Authority (South Carolina Public Service Authority) Series 2024-B 5.25%, 12/01/2054	1,175	1,220,707

		1,750,734

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Tennessee – 2.8%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.125%, 12/01/2042(a)	$280	$275,398
Series 2016-B Zero Coupon, 12/01/2031(a)	100	75,038
Metropolitan Nashville Airport Authority (The) (Metropolitan Nashville Airport Authority/The) Series 2026-B 5.00%, 07/01/2040	375	407,367
Shelby County Health & Educational Facilities Board (Madrone Memphis Student Housing I) Series 2024 5.25%, 06/01/2056(a)	875	852,043

		1,609,846

Texas – 7.8%
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2024-B 5.50%, 07/15/2038	100	106,784
City of Houston TX Hotel Occupancy Tax & Special Revenue (City of Houston TX Hotel Occupancy Tax & Special Revenue) Series 2026 5.50%, 09/01/2058	1,000	1,056,300
Dallas Fort Worth International Airport (Dallas Fort Worth Intl Airport) Series 2025-A 5.50%, 11/01/2050	1,000	1,060,099
Dallas Metrocare Services (State of Texas) Series 2025 5.25%, 11/01/2065	1,000	1,032,357
Hidalgo County Regional Mobility Authority (Hidalgo County Regional Mobility Authority) Series 2022-B Zero Coupon, 12/01/2046	335	110,803
Port of Beaumont Navigation District (Jefferson 2020 Bond Lessee & Borrower Obligated Group) Series 2024 5.25%, 01/01/2054(a)	100	91,087
Texas Transportation Finance Corp. (Texas Transportation Finance) Series 2025 5.25%, 10/01/2055	1,000	1,051,839

		4,509,269

204 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Utah – 0.2%
Utah Infrastructure Agency (Utah Infrastructure Agency) Series 2024 5.50%, 10/15/2044	$100	$105,607

Virginia – 2.3%
Fairfax County Industrial Development Authority (Inova Health System Obligated Group) Series 2022 4.00%, 05/15/2042	1,000	978,344
Henrico County Economic Development Authority (Bon Secours Mercy Health) Series 2025 5.00%, 11/01/2048	100	103,243
James City County Economic Development Authority (Williamsburg Landing Obligated Group) Series 2024-A 6.875%, 12/01/2058	100	109,049
Virginia College Building Authority (Regent University Obligated Group) Series 2025 6.00%, 06/01/2055	150	157,171

		1,347,807

Washington – 7.4%
City of Tacoma WA Electric System Revenue (City of Tacoma WA Electric System Revenue) Series 2025-A 5.25%, 01/01/2050	1,000	1,065,355
King County Public Hospital District No. 2 (King County Public Hospital District No. 2) Series 2024 5.25%, 12/01/2045	1,050	1,118,607
Vancouver Housing Authority (Vancouver Housing Authority) Series 2025 4.25%, 02/01/2038	1,000	1,022,054
Washington Health Care Facilities Authority (CommonSpirit Health Obligated Group) Series 2025 5.50%, 09/01/2055	1,000	1,053,380

		4,259,396

Wisconsin – 3.6%
Wisconsin Health & Educational Facilities Authority (Prerefunded – US Treasuries) Series 2024 5.00%, 08/01/2027(a)	150	150,273

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Inperium Obligated Group) Series 2024 5.75%, 12/01/2054(a)	$100	$100,618
Wisconsin Public Finance Authority (Puerto Rico Tollroads LLC) Series 2024 5.50%, 07/01/2044	200	207,005
Wisconsin Public Finance Authority (SR 400 Peach Partners LLC) Series 2025 5.75%, 12/31/2065	1,550	1,606,091

		2,063,987

Total Long-Term Municipal Bonds (cost $54,679,709)		54,942,806

Short-Term Municipal Notes – 2.6%
Idaho – 1.3%
Idaho Health Facilities Authority (St. Luke’s Health System Obligated Group/ID) Series 2018-C 2.75%, 03/01/2048(d)	750	750,000

Nevada – 1.3%
County of Clark Department of Aviation (County of Clark Dept. of Aviation) Series 2014-D 1.65%, 07/01/2040(d)	750	750,000

Total Short-Term Municipal Notes (cost $1,500,000)		1,500,000

Total Municipal Obligations (cost $56,179,709)		56,442,806

	Shares
SHORT-TERM INVESTMENTS – 2.9%
Investment Companies – 2.9%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.46%(e)(f)(g) (cost $1,690,337)	1,690,337	1,690,337

Total Investments – 100.7% (cost $57,870,046)		58,133,143
Other assets less liabilities – (0.7)%		(417,214)

Net Assets – 100.0%		$57,715,929

206 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at May 31, 2026	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 46, 5 Year Index, 06/20/2031*	(5.00)%	Quarterly	3.02%	USD 485	$(44,995)	$(18,294)	$(26,701)

*	Termination date.

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	380	10/15/2028	CPI#	2.565%	Maturity	$(5,173)	$	– 0	–	$(5,173)
USD	866	10/15/2029	2.451%	CPI#	Maturity	15,906		– 0	–	15,906
USD	634	10/15/2029	2.499%	CPI#	Maturity	10,179		– 0	–	10,179
USD	480	10/15/2029	2.485%	CPI#	Maturity	8,032		– 0	–	8,032
USD	400	10/15/2030	CPI#	2.531%	Maturity	(5,502)		– 0	–	(5,502)

						$23,442	$	– 0	–	$23,442

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)
USD	200	01/13/2045	1 Day SOFR	4.156%	Annual	$(2,809)	$(79)		$(2,730)
USD	200	01/13/2045	1 Day SOFR	4.189%	Annual	(1,930)	– 0	–	(1,930)
USD	1,200	05/15/2046	1 Day SOFR	4.405%	Annual	17,824	– 0	–	17,824
USD	1,000	05/15/2046	1 Day SOFR	4.273%	Annual	(2,809)	– 0	–	(2,809)
USD	400	05/15/2046	1 Day SOFR	4.473%	Annual	9,662	– 0	–	9,662
USD	600	05/05/2055	4.148%	1 Day SOFR	Annual	11,947	– 0	–	11,947
USD	500	05/05/2055	4.135%	1 Day SOFR	Annual	11,082	– 0	–	11,082
USD	300	05/05/2055	3.962%	1 Day SOFR	Annual	15,310	– 0	–	15,310
USD	200	05/05/2055	3.806%	1 Day SOFR	Annual	15,414	– 0	–	15,414
USD	400	11/15/2055	3.943%	1 Day SOFR	Annual	21,258	– 0	–	21,258
USD	60	11/15/2055	4.114%	1 Day SOFR	Annual	1,424	– 0	–	1,424

						$96,373	$(79)		$96,452

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At May 31, 2026, the aggregate market value of these securities amounted to $2,825,254 or 4.9% of net assets.

(b)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at May 31, 2026.

(c)	When-Issued or delayed delivery security.

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PORTFOLIO OF INVESTMENTS (continued)

(d)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(e)	The rate shown represents the 7-day yield as of period end.

(f)	Affiliated investments.

(g)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

As of May 31, 2026, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.9% and 0.0%, respectively.

Glossary:

AG – Assured Guaranty Inc.

BAM – Build American Mutual

CDX-NAHY – North American High Yield Credit Default Swap Index

COP – Certificate of Participation

ID – Improvement District

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

208 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS

AB SHORT DURATION HIGH YIELD ETF

May 31, 2026 (unaudited)

		Principal Amount (000)	U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 79.4%
Industrial – 70.1%
Basic – 6.2%
Ahlstrom Holding 3 Oy 4.875%, 02/04/2028(a)	U.S.$	392	$386,261
Alcoa Nederland Holding BV 4.125%, 03/31/2029(a)		1,587	1,546,992
7.125%, 03/15/2031(a)		4,179	4,360,661
Alumina Pty Ltd. 6.125%, 03/15/2030(a)		7	7,152
ASP Unifrax Holdings, Inc. 7.10% (7.10% Cash or 5.85% Cash and 1.25% PIK), 09/30/2029(a)(b)		2,473	31,088
11.175% (10.425% Cash or 11.175% PIK or 6.425% Cash and 4.75% PIK), 09/30/2029(a)(b)(c)		983	400,999
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75%, 06/15/2027(a)		320	318,934
Capstone Copper Corp. 6.75%, 03/31/2033(a)		889	906,407
Celanese US Holdings LLC 7.33%, 07/15/2029(c)		213	223,003
7.35%, 11/15/2028(c)		5,653	5,888,052
7.379%, 07/15/2032(c)		1,566	1,647,526
Cerdia Finanz GmbH 9.375%, 10/03/2031(a)		380	336,410
Constellium SE 3.75%, 04/15/2029(a)		3,351	3,229,995
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125%, 06/15/2028(a)		4,924	4,925,133
Element Solutions, Inc. 3.875%, 09/01/2028(a)		3,613	3,522,241
Graphic Packaging International LLC 3.50%, 03/15/2028(a)		50	48,373
Huntsman International LLC 4.50%, 05/01/2029		934	904,280
INEOS Finance PLC 7.25%, 03/31/2031(a)	EUR	715	814,444
Ingevity Corp. 3.875%, 11/01/2028(a)	U.S.$	1,972	1,903,749
Methanex Corp. 5.125%, 10/15/2027		4,427	4,429,700
Novelis Corp. 4.75%, 01/30/2030(a)		4,657	4,493,027

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PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Olin Corp. 5.00%, 02/01/2030	U.S.$	5,752	$5,585,595
5.625%, 08/01/2029		2,034	2,021,389
6.625%, 04/01/2033(a)		47	46,651
Olympus Water US Holding Corp. 3.875%, 10/01/2028(a)	EUR	100	115,439
Roller Bearing Co. of America, Inc. 4.375%, 10/15/2029(a)	U.S.$	680	665,094
SunCoke Energy, Inc. 4.875%, 06/30/2029(a)		2,076	1,988,102
WR Grace Holdings LLC 6.625%, 08/15/2032(a)		5,503	5,461,177

			56,207,874

Capital Goods – 9.0%
Arcosa, Inc. 4.375%, 04/15/2029(a)		2,896	2,823,426
6.875%, 08/15/2032(a)		4,652	4,819,798
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 5.00%, 01/30/2031(a)	EUR	597	697,261
Ball Corp. 2.875%, 08/15/2030	U.S.$	689	626,783
Biffa Group Holdings Ltd. 5.25%, 06/15/2031(a)	EUR	777	894,951
Bombardier, Inc. 7.45%, 05/01/2034(a)	U.S.$	2,663	2,933,401
8.75%, 11/15/2030(a)		905	960,639
Columbus McKinnon Corp./NY 7.125%, 02/01/2033(a)		4,683	4,744,254
Dycom Industries, Inc. 4.50%, 04/15/2029(a)		2,714	2,665,609
Efesto Bidco SpA Efesto US LLC Series XR 7.50%, 02/15/2032(a)		4,872	4,776,217
EnerSys 4.375%, 12/15/2027(a)		1,214	1,205,453
Esab Corp. 6.25%, 04/15/2029(a)		5,385	5,484,623
GFL Environmental, Inc. 4.00%, 08/01/2028(a)		6,243	6,100,410
6.75%, 01/15/2031(a)		507	523,777
Goat Holdco LLC 6.75%, 02/01/2032(a)		731	744,377
IMA Industria Macchine Automatiche SpA 3.75%, 01/15/2028(a)	EUR	650	757,895
LSB Industries, Inc. 6.25%, 10/15/2028(a)(c)	U.S.$	4,694	4,697,755

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PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Luna 2 5SARL 5.50%, 07/01/2032(a)	EUR	266	$311,365
Maxam Prill SARL 7.75%, 07/15/2030(a)	U.S.$	5,001	5,164,183
MIWD Holdco II LLC/MIWD Finance Corp. 5.50%, 02/01/2030(a)		7,455	6,965,952
Mueller Water Products, Inc. 4.00%, 06/15/2029(a)		3,103	2,998,088
Quikrete Holdings, Inc. 6.375%, 03/01/2032(a)		3,077	3,133,463
Silgan Holdings, Inc. 2.25%, 06/01/2028	EUR	412	467,341
Terex Corp. 5.00%, 05/15/2029(a)	U.S.$	6,360	6,302,569
TK Elevator Midco GmbH 4.375%, 07/15/2027(a)	EUR	34	39,736
TransDigm, Inc. 6.375%, 03/01/2029(a)	U.S.$	3,656	3,728,645
6.75%, 08/15/2028(a)		2,775	2,811,047
6.875%, 12/15/2030(a)		2,646	2,727,894
Trinity Industries, Inc. 7.75%, 07/15/2028(a)		863	883,876
WESCO Distribution, Inc. 5.25%, 04/15/2031(a)		300	297,612

			81,288,400

Communications - Media – 5.4%
AMC Global Media, Inc. 10.50%, 07/15/2032(a)		573	592,935
Banijay Entertainment SAS 7.00%, 05/01/2029(a)	EUR	442	531,905
8.125%, 05/01/2029(a)	U.S.$	234	241,142
Cable One, Inc. 4.00%, 11/15/2030(a)		541	346,586
CCO Holdings LLC/CCO Holdings Capital Corp. 5.00%, 02/01/2028(a)		4,293	4,250,929
7.00%, 02/01/2033(a)		969	946,820
7.375%, 03/01/2031(a)		615	623,628
Clear Channel Outdoor Holdings, Inc. 7.125%, 02/15/2031(a)		1,149	1,187,882
CSC Holdings LLC 5.375%, 02/01/2028(a)		1,973	1,250,132
5.50%, 04/15/2027(a)		491	353,520
6.50%, 02/01/2029(a)		233	137,573
DIRECTV Financing LLC 8.875%, 02/01/2030(a)		4,131	4,243,942
DIRECTV Financing LLC/Directv Financing Co-Obligor, Inc. 5.875%, 08/15/2027(a)		148	148,271

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PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Discovery Global Holdings, Inc. 4.279%, 03/15/2032	U.S.$	2,355	$2,081,137
DISH DBS Corp. 5.25%, 12/01/2026(a)		2,160	2,152,397
5.75%, 12/01/2028(a)		754	739,033
EchoStar Corp. 10.75%, 11/30/2029		2,131	2,316,290
EW Scripps Co. (The) 9.88%, 08/15/2030(a)		795	759,948
Gray Media, Inc. 10.50%, 07/15/2029(a)		2,081	2,205,485
LCPR Senior Secured Financing DAC 5.125%, 07/15/2029(a)		1,179	737,087
6.75%, 10/15/2027(a)		2,212	1,432,712
McGraw-Hill Education, Inc. 5.75%, 08/01/2028(a)		4,979	4,953,508
Sinclair Television Group, Inc. 5.50%, 03/01/2030(a)		22	19,599
8.125%, 02/15/2033(a)		44	45,155
Sirius XM Radio LLC 4.00%, 07/15/2028(a)		400	389,576
4.125%, 07/01/2030(a)		5,418	5,101,643
5.00%, 08/01/2027(a)		50	49,934
Summer BC Holdco B SARL 5.875%, 02/15/2030(a)	EUR	196	201,205
Veritiv Operating Co. 10.50%, 11/30/2030(a)	U.S.$	2,410	2,472,853
Versant Media Group, Inc. 7.25%, 01/30/2031(a)		4,280	4,445,336
Virgin Media Secured Finance PLC 5.50%, 05/15/2029(a)		4,101	3,945,326

			48,903,489

Communications - Telecommunications – 1.2%
Altice Financing SA 5.00%, 01/15/2028(a)		1,198	878,206
Altice France SA 6.50%, 04/15/2032(a)		1,342	1,305,183
6.875%, 10/15/2030(a)		373	365,121
6.875%, 07/15/2032(a)		1,450	1,413,526
9.5%, 11/01/2029(a)		448	455,946
Connect Finco SARL/Connect US Finco LLC 9.00%, 09/15/2029(a)		868	916,226
Core Scientific Finance I LLC 7.75%, 05/15/2031(a)		1,864	1,907,506
Edged Compute LLC 7.50%, 04/30/2031(a)		1,492	1,496,401
Iliad Holding SAS 8.50%, 04/15/2031(a)		810	858,171

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PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Viasat, Inc. 7.50%, 05/30/2031(a)	U.S.$	266	$268,740
Vmed O2 UK Financing I PLC 4.25%, 01/31/2031(a)		736	615,429

			10,480,455

Consumer Cyclical - Automotive – 2.7%
Adient Global Holdings Ltd. 8.25%, 04/15/2031(a)		3,749	3,905,858
Allison Transmission, Inc. 3.75%, 01/30/2031(a)		500	468,295
Garrett Motion Holdings, Inc./Garrett LX I SARL 7.75%, 05/31/2032(a)		1,665	1,744,520
Goodyear Tire & Rubber Co. (The) 5.25%, 04/30/2031		901	805,503
5.25%, 07/15/2031		4,357	3,868,580
IHO Verwaltungs GmbH 6.375% (6.375% Cash or 7.1250% PIK), 05/15/2029(a)(b)		662	664,178
6.75% (6.75% Cash or 7.50% PIK), 11/15/2029(a)(b)	EUR	520	634,205
7.75% (7.75% Cash or 8.50% PIK), 11/15/2030(a)(b)	U.S.$	1,427	1,474,976
JB Poindexter & Co., Inc. 8.75%, 12/15/2031(a)		1,938	1,992,787
Nissan Motor Acceptance Co. LLC 1.85%, 09/16/2026(a)		450	445,073
2.75%, 03/09/2028(a)		3,427	3,257,089
5.30%, 09/13/2027(a)		618	616,523
5.625%, 09/29/2028(a)		126	125,680
Nissan Motor Co., Ltd. 4.345%, 09/17/2027(a)		314	309,519
4.81%, 09/17/2030(a)		883	827,265
7.50%, 07/17/2030(a)		792	820,765
Phinia, Inc. 6.625%, 10/15/2032(a)		1,092	1,121,287

			23,082,103

Consumer Cyclical - Entertainment – 1.4%
CPUK Finance Ltd. 7.875%, 08/28/2029(a)	GBP	400	553,512
NCL Corp., Ltd. 5.875%, 01/15/2031(a)	U.S.$	2,858	2,761,514
6.75%, 02/01/2032(a)		875	867,633
SeaWorld Parks & Entertainment, Inc. 5.25%, 08/15/2029(a)		5,115	4,975,719
Viking Cruises Ltd. 5.875%, 10/15/2033(a)		2,169	2,169,694
9.125%, 07/15/2031(a)		729	766,383

			12,094,455

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PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Other – 7.8%
Allwyn Entertainment Financing UK PLC 7.875%, 04/30/2029(a)	U.S.$	1,194	$1,232,315
AmeriTex HoldCo Intermediate LLC 7.625%, 08/15/2033(a)		3,583	3,729,688
Banijay Gaming SAS 5.125%, 12/10/2031(a)	EUR	424	500,412
Boyne USA, Inc. 4.75%, 05/15/2029(a)	U.S.$	2,993	2,950,948
Brightstar Lottery PLC 5.25%, 01/15/2029(a)		55	54,702
Builders FirstSource, Inc. 6.375%, 06/15/2032(a)		651	656,911
Churchill Downs, Inc. 4.75%, 01/15/2028(a)		1,582	1,567,145
Cirsa Finance International SARL 6.50%, 03/15/2029(a)	EUR	668	806,806
Great Canadian Gaming Corp./Raptor LLC 8.75%, 11/15/2029(a)	U.S.$	560	551,074
Hilton Domestic Operating Co., Inc. 3.75%, 05/01/2029(a)		2,274	2,199,708
5.875%, 04/01/2029(a)		3,092	3,137,638
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 4.875%, 07/01/2031(a)		453	423,170
5.00%, 06/01/2029(a)		4,339	4,222,238
6.625%, 01/15/2032(a)		1,635	1,664,479
Marriott Ownership Resorts, Inc. 4.50%, 06/15/2029(a)		5,393	5,204,946
Masterbrand, Inc. 7.00%, 07/15/2032(a)		7,090	7,072,842
Miller Homes Group Finco PLC 6.533% (EURIBOR 3 Month + 4.25%), 10/15/2030(a)(d)	EUR	194	223,398
7.00%, 05/15/2029(a)	GBP	276	362,734
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC 8.25%, 04/15/2030(a)	U.S.$	2,180	2,277,381
Playtech PLC 5.875%, 06/28/2028(a)	EUR	620	734,651
Standard Building Solutions, Inc. 5.875%, 03/15/2034(a)	U.S.$	334	325,633
6.25%, 08/01/2033(a)		225	225,162
6.50%, 08/15/2032(a)		173	175,391
Standard Industries, Inc./NY 3.375%, 01/15/2031(a)		837	761,888
4.375%, 07/15/2030(a)		4,583	4,366,957
4.75%, 01/15/2028(a)		1,847	1,838,338

214 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Station Casinos LLC 4.50%, 02/15/2028(a)	U.S.$	2,049	$2,019,699
Taylor Morrison Communities, Inc. 5.75%, 01/15/2028(a)		3,464	3,495,973
Thor Industries, Inc. 4.00%, 10/15/2029(a)		6,583	6,223,502
Travel & Leisure Co. 4.50%, 12/01/2029(a)		3,291	3,175,914
6.25%, 06/01/2031(a)		807	811,616
Wyndham Hotels & Resorts, Inc. 4.375%, 08/15/2028(a)		5,140	5,068,040

			68,061,299

Consumer Cyclical - Restaurants – 0.6%
1011778 BC ULC/New Red Finance, Inc. 4.00%, 10/15/2030(a)		398	377,451
4.375%, 01/15/2028(a)		3,033	3,004,065
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 4.75%, 06/01/2027(a)		410	409,188
Yum! Brands, Inc. 3.625%, 03/15/2031		2,677	2,490,708

			6,281,412

Consumer Cyclical - Retailers – 5.1%
Advance Auto Parts, Inc. 7.00%, 08/01/2030(a)		6,504	6,684,551
Asbury Automotive Group, Inc. 4.625%, 11/15/2029(a)		6,375	6,194,014
Beach Acquisition Bidco LLC 5.25%, 07/15/2032(a)	EUR	668	783,942
Boots Group Finco LP 5.375%, 08/31/2032(a)		781	934,209
Carvana Co. 9.00%, 06/01/2030(a)(b)(c)	U.S.$	2,076	2,153,808
9.00%, 06/01/2031(a)(b)(c)		367	405,531
FirstCash, Inc. 4.625%, 09/01/2028(a)		1,278	1,260,491
Gap, Inc. (The) 3.625%, 10/01/2029(a)		5,830	5,469,415
Gee Automotive Holdings LLC 7.25%, 03/01/2031(a)		899	908,134
Global Auto Holdings Ltd./AAG FH UK Ltd. 8.375%, 01/15/2029(a)		3,265	3,178,151
Group 1 Automotive, Inc. 4.00%, 08/15/2028(a)		2,339	2,275,052
6.375%, 01/15/2030(a)		467	474,766
LCM Investments Holdings II LLC 4.875%, 05/01/2029(a)		4,635	4,527,375
8.25%, 08/01/2031(a)		208	217,060

ABFunds.com	AB Active ETFs, Inc. 215

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Murphy Oil USA, Inc. 3.75%, 02/15/2031(a)	U.S.$	1,268	$1,181,370
Park River Holdings, Inc. 8.00%, 03/15/2031(a)		451	456,628
Penske Automotive Group, Inc. 3.75%, 06/15/2029		3,854	3,691,592
Sonic Automotive, Inc. 4.875%, 11/15/2031(a)		1,739	1,664,484
Staples, Inc. 10.75%, 09/01/2029(a)		1,864	1,773,223
William Carter Co. (The) 7.375%, 02/15/2031(a)		1,295	1,339,470

			45,573,266

Consumer Non-Cyclical – 8.7%
Acadia Healthcare Co., Inc. 5.50%, 07/01/2028(a)		4,580	4,552,612
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 4.875%, 02/15/2030(a)		150	146,625
Bausch & Lomb Corp. 8.375%, 10/01/2028(a)		3,128	3,237,668
Bausch Health Cos., Inc. 11.00%, 09/30/2028(a)		187	194,933
CAB SELAS 7.75%, 08/09/2031(a)	EUR	859	1,007,813
Chobani LLC/Chobani Finance Corp., Inc. 7.625%, 07/01/2029(a)	U.S.$	250	258,075
CHS/Community Health Systems, Inc. 5.25%, 05/15/2030(a)		2,443	2,303,285
6.00%, 01/15/2029(a)		794	786,862
10.875%, 01/15/2032(a)		2,176	2,345,032
Embecta Corp. 5.00%, 02/15/2030(a)		6,159	4,773,533
6.75%, 02/15/2030(a)		366	302,038
Emergent BioSolutions, Inc. 3.875%, 08/15/2028(a)		1,030	931,841
Grifols SA 3.875%, 10/15/2028(a)	EUR	1,524	1,765,289
4.75%, 10/15/2028(a)	U.S.$	3,183	3,133,982
Gruenenthal GmbH 4.125%, 05/15/2028(a)	EUR	907	1,057,577
Gruppo San Donato SpA 6.50%, 10/31/2031(a)		1,056	1,189,168
Iceland Bondco PLC 7.783% (EURIBOR 3 Month + 5.50%), 12/15/2027(a)(d)		199	234,555
10.875%, 12/15/2027(a)	GBP	114	159,168

216 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Insulet Corp. 6.50%, 04/01/2033(a)	U.S.$	5,249	$5,340,228
IQVIA, Inc. 5.00%, 10/15/2026(a)		1,570	1,568,964
5.00%, 05/15/2027(a)		413	412,864
Kedrion SpA 6.50%, 09/01/2029(a)		1,578	1,555,561
LifePoint Health, Inc. 9.88%, 08/15/2030(a)		2,365	2,504,748
Mehilainen Yhtiot Oy 5.125%, 06/30/2032(a)	EUR	419	488,791
ModivCare, Inc. 5.00%, 10/01/2029(c)(e)(f)(g)(h)	U.S.$	1,626	2,114
Neogen Food Safety Corp. 8.625%, 07/20/2030(a)		1,166	1,222,843
Organon & Co./Organon Foreign Debt Co-Issuer BV 4.125%, 04/30/2028(a)		4,080	4,030,632
Perrigo Finance Unlimited Co. 5.15%, 06/15/2030(c)		5,122	4,910,000
Series USD 6.125%, 09/30/2032		400	381,696
Premier Foods Finance PLC 3.50%, 10/15/2026(a)	GBP	200	268,310
Select Medical Corp. 6.25%, 12/01/2032(a)	U.S.$	5,297	5,154,882
Surgery Center Holdings, Inc. 7.25%, 04/15/2032(a)		5,380	5,397,593
Tenet Healthcare Corp. 4.25%, 06/01/2029		4,205	4,100,043
4.375%, 01/15/2030		3,565	3,450,243
US Foods, Inc. 4.75%, 02/15/2029(a)		5,606	5,535,084
Whirlpool Corp. 4.75%, 02/26/2029		757	714,987
6.125%, 06/15/2030		624	587,371

			76,007,010

Energy – 10.3%
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.00%, 07/15/2029(a)		6,250	6,431,938
7.25%, 07/15/2032(a)		564	585,889
Buckeye Partners LP 4.50%, 03/01/2028(a)		3,007	2,971,547
6.75%, 02/01/2030(a)		1,245	1,289,160
6.875%, 07/01/2029(a)		1,737	1,790,760
California Resources Corp. 8.25%, 06/15/2029(a)		897	935,427

ABFunds.com	AB Active ETFs, Inc. 217

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Chord Energy Corp. 6.00%, 10/01/2030(a)	U.S.$	3,072	$3,108,956
6.75%, 03/15/2033(a)		3,700	3,802,342
CITGO Petroleum Corp. 8.375%, 01/15/2029(a)		1,075	1,107,411
CNX Resources Corp. 7.25%, 03/01/2032(a)		4,628	4,782,066
7.375%, 01/15/2031(a)		300	307,899
CQP Holdco LP/BIP-V Chinook Holdco LLC 5.50%, 06/15/2031(a)		6,956	6,853,260
Delek Logistics Partners LP/Delek Logistics Finance Corp. 8.625%, 03/15/2029(a)		2,674	2,784,677
Genesis Energy LP/Genesis Energy Finance Corp. 7.875%, 05/15/2032		1,774	1,842,122
8.875%, 04/15/2030		1,307	1,368,547
Global Partners LP/GLP Finance Corp. 8.25%, 01/15/2032(a)		1,190	1,247,917
Gulfport Energy Operating Corp. 6.75%, 09/01/2029(a)		1,400	1,436,820
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75%, 02/01/2029(a)		2,146	2,141,129
6.00%, 04/15/2030(a)		2,266	2,253,174
6.25%, 04/15/2032(a)		2,543	2,504,728
Ithaca Energy North Sea PLC 8.125%, 10/15/2029(a)		410	426,400
Kraken Oil & Gas Partners LLC 7.625%, 08/15/2029(a)		2,559	2,597,615
Matador Resources Co. 6.50%, 04/15/2032(a)		2,255	2,283,841
NFE Financing LLC 12.00%, 11/15/2029(e)(f)(h)		3,644	1,586,283
Northern Oil & Gas, Inc. 8.75%, 06/15/2031(a)		3	3,116
NuStar Logistics LP 5.625%, 04/28/2027		1,317	1,321,465
6.375%, 10/01/2030		4,461	4,632,079
Range Resources Corp. 4.75%, 02/15/2030(a)		643	629,323
Saturn Oil & Gas, Inc. 9.63%, 06/15/2029(a)		843	883,076
SM Energy Co. 6.75%, 08/01/2029(a)		3,570	3,659,107
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.00%, 06/01/2031(a)		942	903,444
Sunoco LP 4.50%, 10/01/2029(a)		2,409	2,351,208

218 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

4.625%, 05/01/2030(a)	U.S.$	1,304	$1,266,067
5.875%, 07/15/2027(a)		3	3,002
6.625%, 08/15/2032(a)		1,145	1,168,919
Sunoco LP/Sunoco Finance Corp. 4.50%, 05/15/2029		392	384,152
7.00%, 09/15/2028(a)		4,746	4,859,287
Superior Plus LP/Superior General Partner, Inc. 4.50%, 03/15/2029(a)		942	912,704
Talos Production, Inc. 9.00%, 02/01/2029(a)		610	636,681
TGNR Intermediate Holdings LLC 5.50%, 10/15/2029(a)		1,687	1,662,201
Transocean International Ltd. 8.75%, 02/15/2030(a)		1,225	1,279,353
Venture Global LNG, Inc. 8.125%, 06/01/2028(a)		300	306,477
8.375%, 06/01/2031(a)		660	686,730
9.5%, 02/01/2029(a)		3,743	4,073,507
Venture Global Plaquemines LNG LLC 6.125%, 12/15/2030(a)		1,304	1,338,582
Wildfire Intermediate Holdings LLC 7.50%, 10/15/2029(a)		2,410	2,474,853

			91,875,241

Other Industrial – 1.1%
American Builders & Contractors Supply Co., Inc. 3.875%, 11/15/2029(a)		434	412,639
Belden, Inc. 3.375%, 07/15/2031(a)	EUR	693	780,586
Fluor Corp. 4.25%, 09/15/2028	U.S.$	897	880,665
Gates Corp./DE 6.875%, 07/01/2029(a)		340	349,986
Resideo Funding, Inc. 6.50%, 07/15/2032(a)		4,416	4,435,519
Velocity Vehicle Group LLC 8.00%, 06/01/2029(a)		2,952	2,915,956

			9,775,351

Services – 4.0%
Allied Universal Holdco LLC 7.875%, 02/15/2031(a)		3,691	3,858,608
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 3.625%, 06/01/2028(a)	EUR	160	185,500
4.625%, 06/01/2028(a)	U.S.$	4,085	4,023,869
Angi Group LLC 3.875%, 08/15/2028(a)		5,221	4,620,846
Aramark International Finance SARL 4.375%, 04/15/2033(a)	EUR	120	137,088

ABFunds.com	AB Active ETFs, Inc. 219

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Belron UK Finance PLC 5.75%, 10/15/2029(a)	U.S.$	6,921	$6,978,790
Cars.com, Inc. 6.375%, 11/01/2028(a)		1,545	1,514,934
Clarivate Science Holdings Corp. 4.875%, 07/01/2029(a)		1,940	1,774,537
Deepocean Ltd. 6.00%, 04/08/2031(a)	EUR	416	498,320
Garda World Security Corp. 6.00%, 06/01/2029(a)	U.S.$	4,405	4,313,376
7.75%, 02/15/2028(a)		250	254,555
8.25%, 08/01/2032(a)		326	334,218
8.375%, 11/15/2032(a)		833	863,804
ION Platform Finance US, Inc./ION Platform Finance SARL 8.75%, 05/01/2029(a)		115	106,058
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.375%, 08/31/2027(a)		2,906	2,849,217
Sabre GLBL, Inc. 11.125%, 07/15/2030(a)		2,137	1,904,815
Sotheby’s 8.25%, 04/15/2031(a)		577	567,982
Techem Verwaltungsgesellschaft 675 mbH 5.375%, 07/15/2029(a)	EUR	777	930,304
Wand NewCo 3, Inc. 7.625%, 01/30/2032(a)	U.S.$	613	634,026

			36,350,847

Technology – 4.0%
Almaviva-The Italian Innovation Co. SpA 5.00%, 10/30/2030(a)	EUR	1,870	2,119,741
Cloud Software Group, Inc. 6.50%, 03/31/2029(a)	U.S.$	831	825,981
6.625%, 08/15/2033(a)		990	901,395
8.25%, 06/30/2032(a)		1,273	1,249,933
Diebold Nixdorf, Inc. 7.75%, 03/31/2030(a)		2,080	2,180,838
Ellucian Holdings, Inc. 6.50%, 12/01/2029(a)		5,296	5,223,286
Fortress Intermediate 3, Inc. 7.50%, 06/01/2031(a)		4,890	4,943,937
Gen Digital, Inc. 6.75%, 09/30/2027(a)		1,022	1,027,498
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.50%, 03/01/2029(a)		300	282,444
5.25%, 12/01/2027(a)		1,233	1,232,692
GoTo Group, Inc. 5.50%, 05/01/2028(a)		608	281,306

220 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

IPD 3 BV 5.50%, 06/15/2031(a)	EUR	633	$716,740
Meridian Arc Holdco LLC 6.25%, 04/30/2031(a)	U.S.$	3,413	3,430,952
MKS, Inc. 4.25%, 02/15/2034(a)	EUR	964	1,093,340
NCR Atleos Corp. 9.5%, 04/01/2029(a)	U.S.$	372	397,739
NCR Voyix Corp. 5.00%, 10/01/2028(a)		2,724	2,676,357
OAK-Eagle Acquireco, Inc. 6.25%, 07/01/2033(a)	EUR	1,642	1,995,344
7.25%, 07/01/2033(a)	U.S.$	2,122	2,211,251
ON Semiconductor Corp. 3.875%, 09/01/2028(a)		939	915,966
Playtika Holding Corp. 4.25%, 03/15/2029(a)		2,027	1,821,888
Rackspace Finance LLC 3.50%, 05/15/2028(a)		1,075	907,358
TeamSystem SpA 5.00%, 07/01/2031(a)	EUR	1,044	1,165,324

			37,601,310

Transportation - Airlines – 1.0%
Allegiant Travel Co. 7.25%, 08/15/2027(a)	U.S.$	2,480	2,485,010
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.75%, 04/20/2029(a)		6,458	6,453,092
Avianca Midco 2 PLC 9.00%, 12/01/2028(a)		158	157,151

			9,095,253

Transportation - Services – 1.6%
Albion Financing 1 SARL/Aggreko Holdings, Inc. 5.375%, 05/21/2030(a)	EUR	246	294,269
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.375%, 03/01/2029(a)	U.S.$	1,342	1,315,361
5.75%, 07/15/2027(a)		20	20,002
8.00%, 02/15/2031(a)		830	836,897
BCP V Modular Services Finance II PLC 4.75%, 11/30/2028(a)	EUR	1,295	1,402,393
Beacon Mobility Corp. 7.25%, 08/01/2030(a)	U.S.$	4,301	4,452,782
Boels Topholding BV 6.25%, 02/15/2029(a)	EUR	492	588,148
Dcli Bidco LLC 7.75%, 11/15/2029(a)	U.S.$	2,029	2,086,360
FTAI Aviation Investors LLC 7.875%, 12/01/2030(a)		191	200,304

ABFunds.com	AB Active ETFs, Inc. 221

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Hertz Corp. (The) 4.625%, 12/01/2026(a)	U.S.$	346	$330,852
Kapla Holding SAS 5.00%, 04/30/2031(a)	EUR	1,498	1,753,247
Loxam SAS 4.50%, 02/15/2027(a)		104	121,247
6.375%, 05/31/2029(a)		185	221,326
Mundys SpA 1.875%, 02/12/2028(a)		450	511,705
Rand Parent LLC 8.50%, 02/15/2030(a)	U.S.$	215	221,712
Upbound Group, Inc. 6.375%, 02/15/2029(a)		865	855,329

			15,211,934

			627,889,699

Financial Institutions – 9.2%
Banking – 1.1%
Armor Holdco, Inc. 8.50%, 11/15/2029(a)		1,360	1,367,684
Bread Financial Holdings, Inc. 6.75%, 05/15/2031(a)		6,622	6,776,822
CaixaBank SA 5.875%, 10/09/2027(a)(i)	EUR	200	238,627
Credit Acceptance Corp. 6.625%, 03/15/2030(a)	U.S.$	217	218,456
Freedom Mortgage Corp. 12.25%, 10/01/2030(a)		548	592,240

			9,193,829

Brokerage – 1.0%
Aretec Group, Inc. 10.00%, 08/15/2030(a)		3,423	3,633,309
First Eagle Holdings, Inc. 7.25%, 08/15/2032(a)		922	934,401
Jane Street Group/JSG Finance, Inc. 4.50%, 11/15/2029(a)		4,101	4,005,652
7.125%, 04/30/2031(a)		1,224	1,270,402

			9,843,764

Finance – 3.5%
Compass Group Diversified Holdings LLC 5.25%, 04/15/2029(a)		1,086	1,038,690
Curo SPV LLC 13.00%, 08/21/2027(g)(j)		1,259	1,202,572
Enova International, Inc. 9.125%, 08/01/2029(a)		2,874	3,008,618
11.25%, 12/15/2028(a)		1,667	1,760,352
GGAM Finance Ltd. 8.00%, 02/15/2027(a)		674	678,994
8.00%, 06/15/2028(a)		4,650	4,835,768

222 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

goeasy Ltd. 6.875%, 05/15/2030(a)	U.S.$	1,197	$1,076,558
7.375%, 10/01/2030(a)		1,003	901,577
7.625%, 07/01/2029(a)		1,228	1,150,403
9.25%, 12/01/2028(a)		954	935,464
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.00%, 08/15/2028(a)		4,492	4,344,168
Navient Corp. 9.375%, 10/15/2031		1,066	1,062,418
11.50%, 03/15/2031		2,727	2,902,183
OneMain Finance Corp. 7.875%, 03/15/2030		1,226	1,275,126
Phoenix Aviation Capital Ltd. 9.25%, 07/15/2030(a)		1,327	1,367,699
Rfna LP 7.875%, 02/15/2030(a)		4,840	4,744,507
SLM Corp. 6.495%, 05/15/2032		562	562,096

			32,847,193

Financial Services – 0.5%
1261229 BC Ltd. 10.00%, 04/15/2032(a)		278	284,661
Asurion LLC/Asurion Co-Issuer, Inc. 8.00%, 12/31/2032(a)		592	617,142
Cipher Compute LLC 7.125%, 11/15/2030(a)		1,537	1,601,662
Encore Capital Group, Inc. 8.50%, 05/15/2030(a)		1,954	2,078,353

			4,581,818

Insurance – 3.0%
Acrisure LLC/Acrisure Finance, Inc. 4.25%, 02/15/2029(a)		1,355	1,284,093
6.75%, 07/01/2032(a)		2,052	1,984,202
7.50%, 11/06/2030(a)		2,147	2,144,874
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 04/15/2028(a)		3,667	3,699,820
AmWINS Group, Inc. 4.875%, 06/30/2029(a)		329	317,439
6.375%, 02/15/2029(a)		4,316	4,366,540
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves 7.875%, 11/01/2029(a)		416	417,610
Ardonagh Finco Ltd. 6.875%, 02/15/2031(a)	EUR	1,374	1,608,311
7.75%, 02/15/2031(a)	U.S.$	1,352	1,362,099
CRC Insurance Group LLC 7.125%, 06/01/2031(a)		3,781	3,789,205

ABFunds.com	AB Active ETFs, Inc. 223

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Howden UK Re nance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC 7.25%, 02/15/2031(a)	U.S.$	3,498	$3,467,218
Jones Deslauriers Insurance Management, Inc. 8.50%, 03/15/2030(a)		2,622	2,674,728

			27,116,139

REITs – 0.1%
Five Point Operating Co. LP 8.00%, 10/01/2030(a)		977	1,002,285
Vivion Investments SARL Series E 6.50%, 02/28/2029(a)(b)(c)	EUR	1	842

			1,003,127

			84,585,870

Utility – 0.1%
Electric – 0.1%
NRG Energy, Inc. 5.75%, 07/15/2029(a)	U.S.$	909	909,509

Total Corporates - Non-Investment Grade (cost $718,257,022)			713,385,078

CORPORATES - INVESTMENT GRADE – 12.5%
Industrial – 8.5%
Basic – 0.3%
FMC Corp. 8.00%, 06/01/2031(a)		1,038	1,084,938
Hudbay Minerals, Inc. 6.125%, 04/01/2029(a)		686	691,557
SNF Group SACA 5.626%, 03/31/2031(a)		1,096	1,109,601

			2,886,096

Communications - Media – 0.1%
Time Warner Cable Enterprises LLC 8.375%, 07/15/2033		1,128	1,272,880

Communications - Telecommunications – 0.0%
Lorca Telecom Bondco SA 4.00%, 09/18/2027(a)	EUR	173	202,335

Consumer Cyclical - Automotive – 1.0%
Adient Global Holdings Ltd. 7.00%, 04/15/2028(a)	U.S.$	1,163	1,182,573
Ford Motor Co. 3.25%, 02/12/2032		2,600	2,303,964
Ford Motor Credit Co. LLC 2.70%, 08/10/2026		254	253,075

224 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

2.90%, 02/10/2029	U.S.$	425	$400,792
4.95%, 05/28/2027		731	732,637
5.80%, 03/08/2029		846	858,132
5.875%, 11/07/2029		514	522,101
6.80%, 05/12/2028		648	668,017
7.35%, 11/04/2027		1,437	1,482,898
Jaguar Land Rover Automotive PLC 6.875%, 11/15/2026(a)	EUR	478	561,801

			8,965,990

Consumer Cyclical - Entertainment – 0.6%
Carnival Corp., Ltd. 4.00%, 08/01/2028(a)	U.S.$	4,226	4,145,664
5.75%, 01/15/2030(a)	EUR	189	233,010
5.75%, 03/15/2030(a)	U.S.$	1,137	1,148,643

			5,527,317

Consumer Cyclical - Other – 1.0%
Flutter Treasury DAC 4.00%, 06/04/2031(a)	EUR	675	769,669
5.875%, 06/04/2031(a)	U.S.$	1,914	1,897,961
6.125%, 06/04/2031(a)	GBP	456	602,286
6.375%, 04/29/2029(a)	U.S.$	205	207,935
Las Vegas Sands Corp. 5.65%, 05/18/2033		417	419,590
Voyager Parent LLC 9.25%, 07/01/2032(a)		4,629	4,910,489

			8,807,930

Consumer Cyclical - Restaurants – 0.5%
1011778 BC ULC/New Red Finance, Inc. 3.50%, 02/15/2029(a)		1,208	1,161,480
3.875%, 01/15/2028(a)		2,378	2,336,623
5.625%, 09/15/2029(a)		492	496,256
6.125%, 06/15/2029(a)		306	311,673

			4,306,032

Consumer Non-Cyclical – 1.5%
Charles River Laboratories International, Inc. 3.75%, 03/15/2029(a)		2,590	2,481,401
Jazz Securities DAC 4.375%, 01/15/2029(a)		7,888	7,737,260
Teva Pharmaceutical Finance Netherlands II BV 3.75%, 05/09/2027	EUR	482	563,336
Teva Pharmaceutical Finance Netherlands III BV 3.15%, 10/01/2026	U.S.$	193	192,035
4.75%, 05/09/2027		1,620	1,620,648
5.125%, 05/09/2029		372	373,109

			12,967,789

ABFunds.com	AB Active ETFs, Inc. 225

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Energy – 1.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.75%, 01/15/2028(a)	U.S.$	481	$480,894
5.75%, 10/15/2033(a)		700	692,650
6.625%, 02/01/2032(a)		1,818	1,856,396
Breakwater Energy Holdings SARL 9.25%, 11/15/2030(a)		200	212,254
Colonial Pipeline Co. 7.63%, 04/15/2032(a)		3,000	3,298,620
EQT Corp. 4.50%, 01/15/2029		78	77,537
Hess Midstream Operations LP 4.25%, 02/15/2030(a)		403	390,269
5.125%, 06/15/2028(a)		3,772	3,762,269
Permian Resources Operating LLC 5.875%, 07/01/2029(a)		55	55,036
7.00%, 01/15/2032(a)		5,245	5,468,332
Tengizchevroil Finance Co. International Ltd. 3.25%, 08/15/2030(a)		242	225,665

			16,519,922

Other Industrial – 0.8%
American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(a)		6,754	6,626,822
RB Global Holdings, Inc. 6.75%, 03/15/2028(a)		502	509,535

			7,136,357

Services – 0.9%
Block, Inc. 2.75%, 06/01/2026		3,947	3,947,000
3.50%, 06/01/2031		2,402	2,187,525
5.625%, 08/15/2030(a)		1,567	1,572,861

			7,707,386

Transportation - Services – 0.0%
Adani Ports & Special Economic Zone Ltd. 4.375%, 07/03/2029(a)		202	197,142

			76,497,176

Financial Institutions – 4.0%
Banking – 3.1%
Ally Financial, Inc. 6.70%, 02/14/2033		4,224	4,354,944
6.848%, 01/03/2030		1,201	1,250,962
8.00%, 11/01/2031		809	903,321
Bank of Ireland Group PLC 5.601%, 03/20/2030(a)		752	769,679
BPCE SA 5.876%, 01/14/2031(a)		686	705,915

226 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

CaixaBank SA 5.673%, 03/15/2030(a)	U.S.$	1,324	$1,355,935
Capital One Financial Corp. 5.463%, 07/26/2030		1,573	1,603,453
Citigroup, Inc. Series AA 7.625%, 11/15/2028(i)		205	213,216
Deutsche Bank AG/New York NY 3.729%, 01/14/2032		3,990	3,725,623
3.742%, 01/07/2033		230	210,443
Intesa Sanpaolo SpA 4.198%, 06/01/2032(a)		2,636	2,487,330
Synchrony Financial 5.935%, 08/02/2030		610	621,627
7.25%, 02/02/2033		5,915	6,127,230
Truist Financial Corp. Series N 6.669%, 09/01/2026(i)		626	627,214
UBS Group AG 3.875%, 06/02/2026(a)(i)		445	445,000
4.375%, 02/10/2031(a)(i)		507	462,217
UniCredit SpA 5.861%, 06/19/2032(a)		1,787	1,797,597

			27,661,706

Finance – 0.5%
FS KKR Capital Corp. 3.125%, 10/12/2028		1,309	1,233,811
Midcap Financial Issuer Trust 6.50%, 05/01/2028(a)		3,001	2,999,350

			4,233,161

Insurance – 0.1%
Athene Global Funding 5.583%, 01/09/2029(a)		93	94,231
Hartford Insurance Group, Inc. (The) Series ICON 6.038% (CME Term SOFR 3 Month + 2.39%), 02/12/2047(a)(d)		859	829,330
SBL Holdings, Inc. 5.00%, 02/18/2031(a)		370	331,927
5.90%, 09/26/2028(a)		236	228,637

			1,484,125

REITs – 0.3%
Newmark Group, Inc. 7.50%, 01/12/2029		2,027	2,126,789
Trust 2401 4.869%, 01/15/2030(a)		211	202,222

ABFunds.com	AB Active ETFs, Inc. 227

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Vornado Realty LP 3.40%, 06/01/2031	U.S.$	84	$76,610

			2,405,621

			35,784,613

Utility – 0.0%
Electric – 0.0%
Empresas Publicas de Medellin ESP 4.25%, 07/18/2029(a)		427	398,062

Total Corporates - Investment Grade (cost $111,404,761)			112,679,851

BANK LOANS – 4.4%
Industrial – 3.1%
Basic – 0.2%
INEOS US Petrochem LLC 7.970% (CME Term SOFR 1 Month + 4.25%), 04/02/2029(k)		1,886	1,737,254

Communications - Media – 0.6%
DIRECTV Financing LLC 9.175% (CME Term SOFR 3 Month + 5.25%), 08/02/2029(k)		1,216	1,222,114
MH Sub I LLC 7.870% (CME Term SOFR 1 Month + 4.25%), 05/03/2028(k)		1,592	1,538,840
MJH Healthcare Holdings LLC 7.370% (CME Term SOFR 1 Month + 3.75%), 01/28/2029(k)		1,450	1,408,922
Neptune Bidco US, Inc. 8.768% (CME Term SOFR 3 Month + 5.00%), 02/03/2033(k)		1,000	987,810
Radiate Holdco LLC 1.500% (PIK Interest 12 + 1.50%), 09/25/2029(k)		772	697,556

			5,855,242

Communications - Telecommunications – 0.2%
StubHub Holdco Sub LLC 03/15/2030(l)		1,388	1,390,548

Consumer Cyclical - Automotive – 0.1%
RealTruck Group, Inc. 9.897% (CME Term SOFR 3 Month + 6.00%), 01/31/2031(k)		958	612,981

Consumer Cyclical - Other – 0.1%
PHRG Intermediate LLC 7.699% (CME Term SOFR 3 Month + 4.00%), 02/20/2032(k)		804	801,160

228 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Consumer Non-Cyclical – 0.4%
Hertz Corp. (The) 7.425% (CME Term SOFR 3 Month + 3.50%), 06/30/2028(k)	U.S.$	1,514	$1,169,853
ModivCare Buyer LLC 8.700% (CME Term SOFR 3 Month + 5.00%), 12/29/2030(g)(j)(k)		88	73,745
MPH Acquisition Holdings LLC 12/31/2030(l)		1,926	1,912,750
Weber-Stephen Products LLC 7.441% (CME Term SOFR 3 Month + 3.75%), 10/01/2032(k)		620	595,200

			3,751,548

Energy – 0.2%
Calcasieu Pass Funding, LLC 6.954% (CME Term SOFR 6 Month + 3.25%), 04/11/2033(k)		1,930	1,934,825

Technology – 1.2%
Boxer Parent Co., Inc. 6.665% (CME Term SOFR 3 Month + 3.00%), 07/30/2031(k)		1,469	1,373,286
Clover Holdings 2 LLC 7.750%, 12/09/2031		1,787	1,721,423
Darktrace Finco US LLC 6.927% (CME Term SOFR 3 Month + 3.25%), 10/09/2031(k)		1,207	1,151,263
Loyalty Ventures, Inc. 14.000% (PRIME 3 Month + 5.50%), 11/03/2027(e)(g)(h)(j)(k)		550	49,487
Peraton Corp. 7.513% (CME Term SOFR 3 Month + 3.75%), 02/01/2028(k)		2,357	2,093,353
Ping Identity Holding Corp. 6.381% (CME Term SOFR 1 Month + 2.75%), 11/15/2032(k)		790	779,635
Playtika Holding Corp. 6.484% (CME Term SOFR 1 Month + 2.75%), 03/13/2028(k)		767	748,986
Polaris Newco LLC 7.925% (CME Term SOFR 3 Month + 4.00%), 06/02/2028(k)		1,257	1,122,570
Rocket Software, Inc. 11/28/2028(l)		2,000	1,944,800

			10,984,803

ABFunds.com	AB Active ETFs, Inc. 229

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Transportation - Airlines – 0.1%
JetBlue Airways Corp. 8.435% (CME Term SOFR 3 Month + 4.75%), 08/27/2029(k)	U.S.$	847	$739,095

			27,807,456

Financial Institutions – 1.3%
Banking – 0.0%
Orbit Private Holdings I Ltd. 7.549% (CME Term SOFR 6 Month + 3.75%), 12/10/2031(k)		105	105,395

Brokerage – 0.3%
Jane Street Group LLC 5.665% (CME Term SOFR 3 Month + 2.00%), 12/15/2031(k)		2,526	2,510,605

Finance – 0.2%
Nexus Buyer LLC 07/31/2031(l)		1,800	1,771,074

Financial Services – 0.0%
ACProducts Holdings, Inc. 9.149% (CME Term SOFR 3 Month + 5.50%), 11/17/2031(k)		43	44,225
Colossus Acquireco LLC 5.380% (SOFR 4 + 1.75%), 07/30/2032(k)		517	516,825

			561,050

Insurance – 0.8%
Acrisure LLC 6.620% (CME Term SOFR 1 Month + 3.00%), 11/06/2030(k)		5,087	4,820,047
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.120% (CME Term SOFR 1 Month + 2.50%), 09/19/2031(k)		1,200	1,194,791
Asurion LLC 7.413% (CME Term SOFR 3 Month + 3.75%), 02/23/2033(k)		873	850,773
8.013% (CME Term SOFR 3 Month + 4.25%), 08/19/2028(k)		114	113,930

			6,979,541

			11,927,665

Total Bank Loans (cost $41,296,616)			39,735,121

230 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

EMERGING MARKETS - CORPORATE BONDS – 0.5%
Industrial – 0.4%
Basic – 0.1%
Braskem Idesa SAPI 6.99%, 02/20/2032(e)(f)(h)	U.S.$	486	$331,082
Braskem Netherlands Finance BV 4.50%, 01/10/2028(f)		341	226,339

			557,421

Consumer Cyclical - Other – 0.3%
Melco Resorts Finance Ltd. 5.375%, 12/04/2029(a)		2,150	2,096,831
5.625%, 07/17/2027(a)		356	355,341

			2,452,172

Consumer Non-Cyclical – 0.0%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25%, 04/27/2029(a)		28	27,580

Energy – 0.0%
Ecopetrol SA 8.625%, 01/19/2029		216	227,092
Gran Tierra Energy, Inc. 9.5%, 10/15/2029(a)		216	197,640

			424,732

Technology – 0.0%
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C 7.875%, 02/03/2030(a)		470	482,671

			3,944,576

Utility – 0.1%
Electric – 0.1%
India Clean Energy Holdings 4.50%, 04/18/2027(a)		200	196,583
Investment Energy Resources Ltd. 6.25%, 04/26/2029(a)		247	246,950

			443,533

Total Emerging Markets - Corporate Bonds (cost $4,541,225)			4,388,109

EMERGING MARKETS - SOVEREIGNS – 0.3%
Bahrain – 0.1%
Bahrain Government International Bond 7.00%, 10/12/2028(a)		570	576,509

ABFunds.com	AB Active ETFs, Inc. 231

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Cote D’Ivoire – 0.1%
Ivory Coast Government International Bond 6.375%, 03/03/2028(a)	U.S.$	507	$514,798

Egypt – 0.0%
Egypt Government International Bond 7.50%, 01/31/2027(a)		200	203,096

Senegal – 0.0%
Senegal Government International Bond 4.75%, 03/13/2028(a)	EUR	333	220,792
6.75%, 03/13/2048(a)	U.S.$	483	245,122

			465,914

South Africa – 0.1%
Republic of South Africa Government International Bond
Series 10Y 4.85%, 09/27/2027		540	541,890
Series 12Y 4.30%, 10/12/2028		208	206,010

			747,900

Total Emerging Markets - Sovereigns (cost $2,887,499)			2,508,217

		Shares
COMMON STOCKS – 0.1%
Communication Services – 0.1%
Diversified Telecommunication Services – 0.1%
Altice France SA/LuxCo3(e)(g)(j)		26,338	526,339

Health Care – 0.0%
Health Care Providers & Services – 0.0%
ModivCare Topco LLC(e)		7,096	39,915

Energy – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
New Fortress Energy, Inc.(e)(g)		38,964	21,851

Industrial – 0.0%
Transportation Infrastructure – 0.0%
Spirit Airlines LLC(e)		22,351	335

Total Common Stocks (cost $1,128,601)			588,440

232 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.1%
Non-Agency Fixed Rate CMBS – 0.1%
CD Mortgage Trust Series 2016-CD1, Class XA 1.252%, 08/10/2049(m)	U.S.$	2,179	$159
Citigroup Commercial Mortgage Trust Series 2017-C4, Class XA 0.974%, 10/12/2050(m)		2,382	22,913
Commercial Mortgage Trust Series 2012-CR3, Class D 4.434%, 10/15/2045(a)		100	82,990
GS Mortgage Securities Trust Series 2011-GC5, Class C 5.253%, 08/10/2044(a)		158	153,996
Series 2011-GC5, Class D 5.253%, 08/10/2044(a)		236	184,615
Wells Fargo Commercial Mortgage Trust Series 2016-LC24, Class XA 1.480%, 10/15/2049(m)		1,036	543
WFRBS Commercial Mortgage Trust Series 2011-C4, Class E 4.984%, 06/15/2044(a)		25	24,232

Total Commercial Mortgage-Backed Securities (cost $545,625)			469,448

QUASI-SOVEREIGNS – 0.0%
Quasi-Sovereign Bonds – 0.0%
South Africa – 0.0%
Transnet/South Africa 8.25%, 02/06/2028(a) (cost $370,000)		370	384,800

		Shares
PREFERRED STOCKS – 0.0%
Industrials – 0.0%
Other Industrial – 0.0%
Asphalt ATD Holdco – Class A 0.00%(e)(g)(j) (cost $66,597)		2,684	66,590

ABFunds.com	AB Active ETFs, Inc. 233

PORTFOLIO OF INVESTMENTS (continued)

Company		Principal Amount (000)	U.S. $ Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.0%
Risk Share Floating Rate – 0.0%
Federal National Mortgage Association Connecticut Avenue Securities Series 2017-C07, Class 2M2 6.227% (CME Term SOFR + 2.61%), 05/25/2030(d) (cost $3,609)	U.S.$	4	$3,646

		Shares
SHORT-TERM INVESTMENTS – 1.6%
Investment Companies – 1.6%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.46%(n)(o)(p) (cost $14,434,300)		14,434,300	14,434,300

Total Investments – 98.9% (cost $894,935,855)			888,643,600
Other assets less liabilities – 1.1%			10,323,257

Net Assets – 100.0%			$898,966,857

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Futures	6	September 2026	$672,469	$6,242
U.S. T-Note 5 Yr (CBT) Futures	325	September 2026	34,843,555	120,602

Sold Contracts
Euro-BOBL Futures	12	June 2026	1,625,934	13,863
U.S. T-Note 2 Yr (CBT) Futures	243	September 2026	50,194,688	(74,039)
U.S. T-Note 10 Yr (CBT) Futures	353	September 2026	38,769,328	(292,265)

				$(225,597)

234 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
NatWest Markets PLC	EUR	30,685	USD	36,306	06/18/2026	$472,331
NatWest Markets PLC	GBP	894	USD	1,209	07/16/2026	3,685
State Street Bank & Trust Co.	USD	350	EUR	300	06/18/2026	322
State Street Bank & Trust Co.	USD	593	EUR	500	06/18/2026	(9,475)
State Street Bank & Trust Co.	GBP	20	USD	27	07/16/2026	89

						$466,952

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At May 31, 2026, the aggregate market value of these securities amounted to $721,095,316 or 80.2% of net assets.

(b)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at May 31, 2026.

(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at May 31, 2026.

(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at May 31, 2026.

(e)	Non-income producing security.

(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.24% of net assets as of May 31, 2026, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Braskem Idesa SAPI 6.99%, 02/20/2032	10/14/2021	$247,898	$168,947	0.02%
Braskem Idesa SAPI 6.99%, 02/20/2032	09/30/2022	175,821	162,135	0.02%
Braskem Netherlands Finance BV 4.50%, 01/10/2028	07/28/2021	345,784	226,339	0.02%
ModivCare, Inc. 5.00%, 10/01/2029	03/07/2025 - 04/01/2025	1,342,482	2,114	0.00%
NFE Financing LLC 12.00%, 11/15/2029	12/05/2024 - 03/13/2025	3,466,458	1,586,283	0.18%

(g)	Fair valued by the Adviser.

(h)	Defaulted.

(i)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(j)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(k)	The stated coupon rate represents the greater of the SOFR or an alternate base rate such as the PRIME or the SOFR/PRIME floor rate plus a spread at May 31, 2026.

(l)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the Secured Overnight Financing Rate (“SOFR”) plus a premium which was determined at the time of purchase.

(m)	IO – Interest Only.

(n)	The rate shown represents the 7-day yield as of period end.

(o)	Affiliated investments.

(p)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

ABFunds.com	AB Active ETFs, Inc. 235

PORTFOLIO OF INVESTMENTS (continued)

Currency Abbreviations:

EUR – Euro

GBP – Great British Pound

USD – United States Dollar

Glossary:

BOBL – Bundesobligationen

CAB – Capital Appreciation Bond

CBT – Chicago Board of Trade

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

EURIBOR – Euro Interbank Offered Rate

PRIME – U.S. Federal Reserve Bank Prime Loan Rate

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

236 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS

AB SHORT DURATION INCOME ETF

May 31, 2026 (unaudited)

		Principal Amount (000)	U.S. $ Value

CORPORATES - INVESTMENT GRADE – 42.9%
Industrial – 26.2%
Basic – 1.8%
Anglo American Capital PLC 4.625%, 03/19/2031(a)	U.S.$	512	$506,803
BHP Billiton Finance USA Ltd. 4.75%, 02/28/2028		570	574,309
FMC Corp. 8.00%, 06/01/2031(a)		18	18,814
Glencore Funding LLC 4.90%, 07/01/2031(a)		85	85,001
5.186%, 04/01/2030(a)		161	163,101
5.338%, 04/04/2027(a)		435	439,058
6.125%, 10/06/2028(a)		29	29,925
Nutrien Ltd. 4.90%, 03/27/2028		766	772,350
SNF Group SACA 5.626%, 03/31/2031(a)		511	517,342

			3,106,703

Capital Goods – 2.7%
BAE Systems PLC 5.00%, 03/26/2027(a)		374	376,435
Boeing Co. (The) 3.25%, 02/01/2028		762	747,506
6.259%, 05/01/2027		104	105,675
Honeywell Aerospace, Inc. 3.90%, 03/16/2028(a)		109	108,137
4.00%, 03/16/2029(a)		338	334,069
Northrop Grumman Corp. 3.25%, 01/15/2028		184	180,944
Parker-Hannifin Corp. 3.25%, 06/14/2029		66	63,764
4.25%, 09/15/2027		496	495,732
4.50%, 09/15/2029		121	121,258
Republic Services, Inc. 3.95%, 05/15/2028		428	425,749
4.875%, 04/01/2029		348	352,231
RTX Corp. 2.25%, 07/01/2030		322	294,755
3.50%, 03/15/2027		202	201,055
4.125%, 11/16/2028		40	39,746
5.75%, 11/08/2026		421	423,370
Westinghouse Air Brake Technologies Corp. 3.45%, 11/15/2026		444	442,162

			4,712,588

ABFunds.com	AB Active ETFs, Inc. 237

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Communications - Telecommunications – 0.4%
Rogers Communications, Inc. 3.20%, 03/15/2027	U.S.$	629	$623,320

Consumer Cyclical - Automotive – 2.5%
American Honda Finance Corp. 2.00%, 03/24/2028		457	437,290
4.90%, 03/13/2029		57	57,431
5.65%, 11/15/2028		347	355,595
Series G 4.45%, 10/22/2027		290	290,084
Ford Motor Credit Co. LLC 3.815%, 11/02/2027		219	215,787
5.80%, 03/08/2029		383	388,492
5.918%, 03/20/2028		346	350,976
7.35%, 11/04/2027		264	272,432
General Motors Co. 4.20%, 10/01/2027		394	392,861
6.80%, 10/01/2027		31	31,833
General Motors Financial Co., Inc. 2.40%, 04/10/2028		155	149,142
2.70%, 08/20/2027		295	289,009
5.05%, 04/04/2028		124	125,034
5.35%, 07/15/2027		251	253,540
Hyundai Capital America 4.25%, 01/08/2029(a)		57	56,367
4.30%, 09/24/2027(a)		35	34,916
4.50%, 09/18/2030(a)		71	69,865
4.55%, 09/26/2029(a)		38	37,843
4.90%, 06/23/2028(a)		98	98,460
5.15%, 03/27/2030(a)		100	101,034
5.25%, 01/08/2027(a)		25	25,120
5.30%, 03/19/2027(a)		322	324,218

			4,357,329

Consumer Cyclical - Entertainment – 0.4%
Carnival Corp., Ltd. 5.125%, 05/01/2029(a)		81	80,896
5.75%, 03/15/2030(a)		16	16,164
Hasbro, Inc. 4.65%, 03/12/2031		105	103,836
Royal Caribbean Cruises Ltd. 5.375%, 07/15/2027(a)		436	437,382

			638,278

Consumer Cyclical - Other – 0.6%
CK Hutchison International 24 Ltd. 5.375%, 04/26/2029(a)		447	458,113
Flutter Treasury DAC 5.875%, 06/04/2031(a)		200	198,324

238 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Las Vegas Sands Corp. 3.50%, 08/18/2026	U.S.$	424	$423,631

			1,080,068

Consumer Cyclical - Restaurants – 0.3%
1011778 BC ULC/New Red Finance, Inc. 3.875%, 01/15/2028(a)		17	16,704
5.625%, 09/15/2029(a)		356	359,080
6.125%, 06/15/2029(a)		193	196,578

			572,362

Consumer Cyclical - Retailers – 0.7%
AutoNation, Inc. 4.45%, 01/15/2029		148	146,690
Ralph Lauren Corp. 2.95%, 06/15/2030		423	397,523
Tapestry, Inc. 5.10%, 03/11/2030		575	580,968

			1,125,181

Consumer Non-Cyclical – 5.5%
AbbVie, Inc. 3.20%, 11/21/2029		193	185,355
Altria Group, Inc. 3.40%, 05/06/2030		466	445,659
4.80%, 02/14/2029		440	442,834
BAT Capital Corp. 2.259%, 03/25/2028		446	429,115
3.557%, 08/15/2027		124	122,895
4.70%, 04/02/2027		299	299,900
Becton Dickinson & Co. 3.70%, 06/06/2027		193	191,869
4.693%, 02/13/2028		707	710,259
CVS Health Corp. 2.875%, 06/01/2026		401	401,000
3.00%, 08/15/2026		107	106,696
3.625%, 04/01/2027		283	281,591
DH Europe Finance II SARL 2.60%, 11/15/2029		490	460,085
General Mills, Inc. 4.20%, 04/17/2028		582	579,951
Gilead Sciences, Inc. 1.65%, 10/01/2030		817	725,169
HCA, Inc. 3.125%, 03/15/2027		362	358,959
5.20%, 06/01/2028		299	302,923
Imperial Brands Finance PLC 3.50%, 07/26/2026(a)		376	375,421
Jazz Securities DAC 4.375%, 01/15/2029(a)		301	295,248

ABFunds.com	AB Active ETFs, Inc. 239

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Kraft Heinz Foods Co. 3.00%, 06/01/2026	U.S.$	381	$381,000
Molson Coors Beverage Co. 3.00%, 07/15/2026		393	392,285
Philip Morris International, Inc. 3.375%, 08/15/2029		49	47,389
4.375%, 11/01/2027		266	266,474
4.875%, 02/15/2028		43	43,372
4.875%, 02/13/2029		356	359,674
5.125%, 11/17/2027		144	145,636
5.125%, 02/15/2030		190	193,646
5.625%, 11/17/2029		68	70,298
Royalty Pharma PLC 2.20%, 09/02/2030		95	85,845
Shire Acquisitions Investments Ireland DAC 3.20%, 09/23/2026		486	484,289
Takeda Pharmaceutical Co., Ltd. 2.05%, 03/31/2030		503	457,876

			9,642,713

Energy – 6.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 6.625%, 02/01/2032(a)		286	292,040
ConocoPhillips Co. 4.70%, 01/15/2030		701	705,977
Continental Resources, Inc./OK 2.268%, 11/15/2026(a)		29	28,728
4.375%, 01/15/2028		295	293,383
Diamondback Energy, Inc. 3.50%, 12/01/2029		186	180,403
Energy Transfer LP 5.50%, 06/01/2027		345	348,115
Eni SpA Series X-R 4.75%, 09/12/2028(a)		522	524,861
EOG Resources, Inc. 4.40%, 01/15/2031		724	716,224
EQT Corp. 3.90%, 10/01/2027		217	215,544
4.75%, 01/15/2031		600	596,478
Hess Midstream Operations LP 5.875%, 03/01/2028(a)		172	173,691
6.50%, 06/01/2029(a)		284	291,375
Kinder Morgan, Inc. 5.00%, 02/01/2029		733	742,478
MPLX LP 4.00%, 03/15/2028		278	275,837

240 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

ONEOK, Inc. 3.10%, 03/15/2030	U.S.$	118	$111,474
4.25%, 09/24/2027		284	283,384
4.55%, 07/15/2028		473	473,213
5.65%, 11/01/2028		33	33,763
Permian Resources Operating LLC 5.875%, 07/01/2029(a)		197	197,128
Pioneer Natural Resources Co. 1.90%, 08/15/2030		285	257,116
Santos Finance Ltd. Series E 4.125%, 09/14/2027(a)		632	627,102
Schlumberger Holdings Corp. 3.90%, 05/17/2028(a)		726	719,894
Targa Resources Corp. 5.20%, 07/01/2027		538	542,315
6.15%, 03/01/2029		241	250,609
TotalEnergies Capital International SA 2.829%, 01/10/2030		205	194,078
Var Energi ASA 5.875%, 05/22/2030(a)		200	206,614
7.50%, 01/15/2028(a)		446	464,933
Williams Cos., Inc. (The) 3.75%, 06/15/2027		580	577,158
4.90%, 03/15/2029		231	233,086
5.30%, 08/15/2028		148	150,643
Woodside Finance Ltd. 3.70%, 03/15/2028(a)		175	172,419
4.50%, 03/04/2029(a)		290	288,347
5.40%, 05/19/2030		174	177,431

			11,345,841

Other Industrial – 0.5%
LKQ Corp. 5.75%, 06/15/2028		613	623,642
RB Global Holdings, Inc. 6.75%, 03/15/2028(a)		187	189,807

			813,449

Services – 0.7%
Expedia Group, Inc. 3.80%, 02/15/2028		558	551,594
Global Payments, Inc. 4.55%, 03/15/2028		249	248,348
S&P Global, Inc. 2.45%, 03/01/2027		481	475,247

			1,275,189

ABFunds.com	AB Active ETFs, Inc. 241

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Technology – 2.1%
Analog Devices, Inc. 1.70%, 10/01/2028	U.S.$	72	$67,832
3.50%, 12/05/2026		125	124,568
Fidelity National Information Services, Inc. 4.45%, 03/10/2028		127	126,653
Fiserv, Inc. 3.20%, 07/01/2026		416	415,622
5.15%, 03/15/2027		253	254,343
Intel Corp. 1.60%, 08/12/2028		85	79,998
4.875%, 02/10/2028		690	694,512
Oracle Corp. 2.65%, 07/15/2026		68	67,859
3.25%, 11/15/2027		187	183,432
Salesforce, Inc. 1.50%, 07/15/2028		770	725,278
VMware LLC 1.40%, 08/15/2026		442	439,406
1.80%, 08/15/2028		442	417,893

			3,597,396

Transportation - Airlines – 0.5%
Delta Air Lines, Inc. 4.95%, 07/10/2028		214	215,158
5.25%, 07/10/2030		614	621,079

			836,237

Transportation - Railroads – 0.0%
CSX Corp. 3.80%, 03/01/2028		61	60,517

Transportation - Services – 1.0%
ERAC USA Finance LLC 4.60%, 05/01/2028(a)		406	407,608
5.00%, 02/15/2029(a)		312	315,463
Fedex Freight Holding Co., Inc. 4.30%, 03/15/2029(a)		430	424,569
XPO, Inc. 6.25%, 06/01/2028(a)		600	607,746

			1,755,386

			45,542,557

Financial Institutions – 14.3%
Banking – 11.5%
Ally Financial, Inc. 5.737%, 05/15/2029		412	418,567
7.10%, 11/15/2027		393	406,240
Banco Bilbao Vizcaya Argentaria SA 4.968%, 05/08/2031		400	400,016

242 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Banco Santander SA 1.722%, 09/14/2027	U.S.$	400	$396,804
4.175%, 03/24/2028		200	199,400
4.25%, 04/11/2027		400	399,832
5.565%, 01/17/2030		200	204,862
Bank of Ireland Group PLC 5.601%, 03/20/2030(a)		464	474,909
Barclays PLC 2.279%, 11/24/2027		200	197,952
4.476%, 11/11/2029		200	198,766
5.501%, 08/09/2028		450	454,558
7.385%, 11/02/2028		200	207,398
BNP Paribas SA 5.125%, 01/13/2029(a)		573	577,882
CaixaBank SA 6.208%, 01/18/2029(a)		343	351,743
Capital One Financial Corp. 1.878%, 11/02/2027		643	635,940
4.927%, 05/10/2028		280	281,131
Citigroup, Inc. 1.462%, 06/09/2027		424	423,733
4.643%, 05/07/2028		390	390,873
4.658%, 05/24/2028		118	118,326
Series VAR 3.07%, 02/24/2028		317	314,017
Credit Agricole SA 5.23%, 01/09/2029(a)		275	277,791
Deutsche Bank AG/New York NY 2.552%, 01/07/2028		565	558,474
5.706%, 02/08/2028		347	349,814
DNB Bank ASA 1.605%, 03/30/2028(a)		647	632,100
HSBC Holdings PLC 4.583%, 06/19/2029		200	199,774
4.755%, 06/09/2028		200	200,544
5.21%, 08/11/2028		556	560,259
5.597%, 05/17/2028		305	308,254
ING Groep NV 4.017%, 03/28/2028		482	480,578
JPMorgan Chase & Co. 1.47%, 09/22/2027		72	71,377
3.509%, 01/23/2029		635	625,177
4.851%, 07/25/2028		154	154,750
KBC Group NV 5.796%, 01/19/2029(a)		414	422,044
Lloyds Banking Group PLC 3.574%, 11/07/2028		200	197,558
3.75%, 03/18/2028		394	392,160

ABFunds.com	AB Active ETFs, Inc. 243

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

5.985%, 08/07/2027	U.S.$	175	$175,476
Manufacturers & Traders Trust Co. 4.548%, 04/18/2030		414	412,278
Mitsubishi UFJ Financial Group, Inc. 1.538%, 07/20/2027		440	438,275
2.341%, 01/19/2028		487	480,689
Morgan Stanley 3.95%, 04/23/2027		222	221,487
4.21%, 04/20/2028		366	365,568
4.994%, 04/12/2029		91	91,697
5.652%, 04/13/2028		601	607,353
Nationwide Building Society 2.972%, 02/16/2028(a)		454	449,138
3.96%, 07/18/2030(a)		279	272,022
NatWest Group PLC 1.642%, 06/14/2027		416	415,567
3.073%, 05/22/2028		273	269,514
Santander UK Group Holdings PLC 2.469%, 01/11/2028		200	197,450
3.823%, 11/03/2028		434	429,387
Societe Generale SA 4.45%, 04/12/2030(a)		200	197,818
5.249%, 05/22/2029(a)		200	201,926
5.519%, 01/19/2028(a)		443	445,414
Standard Chartered PLC 5.545%, 01/21/2029(a)		236	239,177
Synchrony Financial 3.95%, 12/01/2027		59	58,382
5.019%, 07/29/2029		348	348,230
7.25%, 02/02/2033		179	185,422
UBS Group AG 1.494%, 08/10/2027(a)		226	224,655
4.703%, 08/05/2027(a)		367	367,033
UniCredit SpA 1.982%, 06/03/2027(a)		404	404,000

			19,981,561

Finance – 0.0%
FS KKR Capital Corp. 3.125%, 10/12/2028		46	43,358

Financial Services – 0.0%
Lincoln Financial Global Funding 4.20%, 01/12/2029(a)		56	55,235

REITs – 2.8%
Digital Realty Trust LP 3.70%, 08/15/2027		610	604,821

244 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

GLP Capital LP/GLP Financing II, Inc. 5.30%, 01/15/2029	U.S.$	420	$422,839
Host Hotels & Resorts LP 4.25%, 12/15/2028		19	18,829
Series I 3.50%, 09/15/2030		749	706,150
Newmark Group, Inc. 7.50%, 01/12/2029		260	272,800
Ventas Realty LP 4.40%, 01/15/2029		769	765,909
VICI Properties LP 4.75%, 02/15/2028		569	569,990
VICI Properties LP/VICI Note Co., Inc. 4.25%, 12/01/2026(a)		5	4,991
4.625%, 12/01/2029(a)		675	664,058
Welltower OP LLC 3.10%, 01/15/2030		655	622,558
4.25%, 04/15/2028		183	182,727

			4,835,672

			24,915,826

Utility – 2.4%
Electric – 2.4%
Constellation Energy Generation LLC 4.625%, 02/01/2029(a)		184	183,113
EDP Finance BV 1.71%, 01/24/2028(a)		734	701,007
ENEL Finance International NV 2.125%, 07/12/2028(a)(b)		474	451,310
4.125%, 09/30/2028(a)		227	224,607
ITC Holdings Corp. 4.95%, 09/22/2027(a)		483	485,372
Sempra 3.25%, 06/15/2027		223	220,411
3.40%, 02/01/2028		618	606,783
Southern Co. (The) 5.113%, 08/01/2027(b)		568	572,436
Vistra Operations Co. LLC 3.70%, 01/30/2027(a)		483	480,493
4.30%, 07/15/2029(a)		207	203,419
4.55%, 10/30/2028(a)		79	78,647

			4,207,598

Total Corporates - Investment Grade (cost $74,699,463)			74,665,981

GOVERNMENTS - TREASURIES – 21.9%
United States – 21.9%
U.S. Treasury Bonds 4.75%, 02/15/2045		145	141,194
4.875%, 08/15/2045		77	76,049

ABFunds.com	AB Active ETFs, Inc. 245

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

U.S. Treasury Notes 3.375%, 11/30/2027	U.S.$	437	$433,262
3.375%, 02/29/2028		45	44,539
3.50%, 09/30/2027		1,102	1,095,629
3.50%, 01/31/2028		1,057	1,048,660
3.625%, 08/31/2027		2,949	2,937,480
3.625%, 08/31/2030		2,760	2,706,956
3.625%, 12/31/2030		1,095	1,072,073
3.75%, 04/30/2027		6	5,993
3.75%, 04/30/2028		2,023	2,013,754
3.75%, 10/31/2032		1,700	1,652,453
3.75%, 11/30/2032		1,538	1,494,143
3.875%, 05/31/2027		254	253,901
3.875%, 07/31/2027		272	271,787
3.875%, 03/15/2028		293	292,405
3.875%, 03/31/2028		578	576,758
3.875%, 07/31/2030		3,498	3,466,299
3.875%, 09/30/2032		1,669	1,635,229
4.00%, 01/31/2029		1,445	1,443,194
4.00%, 07/31/2029		2,591	2,585,939
4.00%, 02/28/2030		2,375	2,367,022
4.125%, 01/31/2027		14	14,028
4.125%, 02/28/2027		176	176,358
4.125%, 03/31/2029		1,158	1,160,262
4.125%, 02/15/2036		2,133	2,081,341
4.25%, 02/28/2029		1,190	1,196,136
4.25%, 06/30/2029		151	151,300
4.25%, 01/31/2030		2,220	2,231,447
4.375%, 08/31/2028		398	401,155
4.375%, 11/30/2028		970	977,730
4.375%, 12/31/2029		900	908,508
4.625%, 09/30/2028		74	74,977
4.625%, 04/30/2029		1,060	1,076,397
4.875%, 10/31/2028		24	24,458

Total Governments - Treasuries (cost $38,317,788)			38,088,816

ASSET-BACKED SECURITIES – 11.2%
Other ABS - Fixed Rate – 6.8%
Affirm Asset Securitization Trust Series 2025-X2, Class A 4.45%, 10/15/2030(a)(c)		167	167,583
Series 2026-X1, Class A 4.27%, 04/15/2031(a)		138	138,033
APL Finance DAC Series 2025-1A, Class A 4.81%, 03/20/2036(a)		226	225,067

246 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Avant Loans Funding Trust Series 2024-REV1, Class A 5.92%, 10/15/2033(a)	U.S.$	255	$255,155
Series 2025-REV1, Class A 5.12%, 05/15/2034(a)		250	250,385
Series 2026-REV1, Class A 4.52%, 05/15/2036(a)		253	251,082
BHG Securitization Trust Series 2023-B, Class A 6.92%, 12/17/2036(a)		84	87,074
Series 2025-2CON, Class A 4.84%, 09/17/2036(a)		219	218,164
Castlelake Aircraft Structured Trust Series 2025-2A, Class A 5.465%, 08/15/2050(a)		565	562,235
Series 2025-3A, Class A 5.087%, 11/15/2050(a)		240	236,030
Cherry Securitization Trust Series 2024-1A, Class A 5.70%, 04/15/2032(a)		600	601,872
Series 2025-1A, Class A 6.13%, 11/15/2032(a)		400	404,497
Dailypay Securitization Trust Series 2025-1A, Class A 5.63%, 06/26/2028(a)		600	601,098
Dext ABS LLC Series 2023-1, Class A2 5.99%, 03/15/2032(a)		14	13,961
Equify ABS LLC Series 2024-1A, Class A 5.43%, 04/18/2033(a)		46	46,616
Lendmark Funding Trust Series 2024-1A, Class A 5.53%, 06/21/2032(a)		300	302,091
Series 2025-1A, Class A 4.94%, 09/20/2034(a)		300	301,190
Series 2025-3A, Class A 4.51%, 05/21/2035(a)		100	98,614
Onemain Financial Issuance Trust Series 2025-1A, Class A 4.82%, 07/14/2038(a)		420	421,130
Oportun Issuance Trust Series 2025-B, Class A 4.88%, 05/09/2033(a)		600	600,547
Series 2025-C, Class A 4.49%, 07/08/2033(a)		600	597,924
OWN Equipment Fund II LLC Series 2025-1M, Class A 5.48%, 09/26/2033(a)		522	523,173

ABFunds.com	AB Active ETFs, Inc. 247

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Pagaya AI Debt Grantor Trust Series 2024-10, Class A 5.183%, 06/15/2032(a)	U.S.$	33	$33,567
Series 2026-1, Class A1 4.228%, 02/15/2027(a)		160	159,501
Pagaya Point of Sale Holdings Grantor Trust Series 2025-1, Class A 5.715%, 01/20/2034(a)		292	292,816
PK ALIFT Loan Funding 7 LP Series 2025-2, Class A 4.75%, 03/15/2043(a)		332	327,748
Purchasing Power Funding LLC Series 2026-A, Class A 4.37%, 08/15/2030(a)		224	222,242
Reach ABS Trust Series 2025-2A, Class A 4.93%, 08/18/2032(a)		209	210,039
Series 2026-1A, Class A 4.32%, 02/15/2033(a)		246	246,282
Regional Management Issuance Trust Series 2024-2, Class A 5.11%, 12/15/2033(a)		220	220,592
Series 2025-1, Class A 4.99%, 04/17/2034(a)		585	586,454
Republic Finance Issuance Trust Series 2024-A, Class A 5.91%, 08/20/2032(a)		250	250,778
Series 2024-B, Class A 5.42%, 11/20/2037(a)		150	150,899
Short Term Consumer Receivables Issuer Trust Series 2025-1B, Class INV 0.00%, 11/20/2035(d)(e)(f)		96	98,645
Series 2026-1A, Class INV 0.01%, 03/20/2036(d)(e)(f)		180	187,345
Sotheby’s Artfi Master Trust Series 2026-1A, Class A1 4.80%, 06/20/2033(a)		388	386,429
Sunbit Asset Securitization Trust Series 2025-1, Class A 5.36%, 07/15/2030(a)		300	300,755
Upgrade Master Pass-Thru Trust Series 2025-ST6, Class A 4.611%, 10/15/2032(a)		186	185,749
Series 2025-ST8, Class A 4.618%, 12/15/2033(a)		183	182,757
Series 2026-ST1, Class A 4.244%, 03/15/2034(a)		148	147,472

248 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Upstart Securitization Trust Series 2024-1, Class A 5.33%, 11/20/2034(a)	U.S.$	28	$27,991
Series 2026-1, Class A1 4.142%, 02/22/2027(a)		197	197,025
Verdant Receivables 2023-1 LLC Series 2023-1A, Class A2 6.24%, 01/13/2031(a)		154	155,784
VFI ABS LLC Series 2025-1A, Class A 4.78%, 06/24/2030(a)		276	276,832

			11,751,223

Autos - Fixed Rate – 2.8%
ACM Auto Trust Series 2025-1A, Class A 5.38%, 06/20/2029(a)		13	13,215
Series 2025-2A, Class A 5.55%, 06/20/2028(a)		185	185,581
Series 2025-3A, Class A 5.01%, 01/22/2030(a)		289	288,737
CPS Auto Receivables Trust Series 2026-A, Class A 4.19%, 12/17/2029(a)		301	301,149
Series 2026-B, Class A 4.35%, 02/15/2030(a)		155	154,879
Credit Acceptance Auto Loan Trust Series 2025-1A, Class A 5.02%, 03/15/2035(a)		250	251,017
Series 2026-1A, Class A 4.65%, 04/15/2036(a)		400	398,804
FHF Trust Series 2023-1A, Class A2 6.57%, 06/15/2028(a)		12	11,629
FinBe USA Trust Series 2025-1A, Class A 5.70%, 12/15/2028(a)		213	212,585
Hertz Vehicle Financing III LLC Series 2024-1A, Class A 5.44%, 01/25/2029(a)		154	155,696
Series 2025-1A, Class A 4.91%, 09/25/2029(a)		250	250,748
Series 2025-3A, Class A 5.06%, 12/26/2029(a)		600	603,418
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(a)		28	27,974

ABFunds.com	AB Active ETFs, Inc. 249

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2023-2A, Class A2 7.09%, 10/16/2028(a)	U.S.$	35	$35,407
Series 2023-3A, Class A2 7.50%, 12/15/2028(a)		38	38,317
Series 2026-1A, Class A1 4.176%, 01/15/2027(a)		64	64,009
Series A2, Class 24-1A 6.19%, 08/15/2029(a)		50	50,590
Lobel Automobile Receivables Trust Series 2025-1, Class A 5.06%, 11/15/2027(a)		13	12,510
Series 2026-1, Class A 4.88%, 10/16/2028(a)		311	310,699
Merchants Fleet Funding LLC Series 2023-1A, Class A 7.21%, 05/20/2036(a)		94	94,764
Series 2025-1A, Class A 4.49%, 01/20/2039(a)		366	366,283
Research-Driven Pagaya Motor Asset Trust Series 2024-3A, Class A 5.281%, 03/25/2033(a)		250	250,529
Series 2025-1A, Class A 5.044%, 06/27/2033(a)		234	234,769
SAFCO Auto Receivables Trust Series 2025-1A, Class A 5.46%, 09/10/2029(a)		104	103,549
Tricolor Auto Securitization Trust Series 2024-1A, Class A 6.61%, 10/17/2027(d)(e)(f)(g)(h)		25	23,265
Series 2024-3A, Class A 5.22%, 06/15/2028(d)(e)(f)(g)(h)		142	123,833
Series 2025-1A, Class A 4.94%, 02/15/2029(d)(e)(f)(g)(h)		105	63,960
Series 2025-2A, Class A 5.12%, 01/16/2029(d)(e)(f)(g)(h)		547	331,457

			4,959,373

Credit Cards - Fixed Rate – 0.9%
Continental Finance Credit Card ABS Master Trust Series 2024-A, Class A 5.78%, 12/15/2032(a)		250	251,313
Mission Lane Credit Card Master Trust Series 2025-A, Class A 5.80%, 05/15/2030(a)		600	602,732
Series 2025-B, Class A 5.06%, 09/15/2031(a)		371	370,885
Series 2025-C, Class A 4.78%, 12/16/2030(a)		345	344,898

			1,569,828

250 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Other ABS - Floating Rate – 0.7%
Capital Street Master Trust Series 2026-1, Class A 4.796% (CME Term SOFR + 1.15%), 05/16/2030(a)(c)	U.S.$	409	$408,994
Gracie Point International Funding LLC Series 2025-1A, Class A 5.149% (CME Term SOFR + 1.50%), 08/15/2028(a)(c)		650	650,479
Pagaya AI Debt Grantor Trust Series 2024-S1, Class ABC 7.314%, 09/15/2031(d)(e)(f)		77	77,530
Series 2025-1, Class A 5.156%, 07/15/2032(a)		87	86,970

			1,223,973

Total Asset-Backed Securities (cost $19,769,934)			19,504,397

CORPORATES - NON-INVESTMENT GRADE – 9.8%
Industrial – 9.0%
Basic – 1.0%
Alcoa Nederland Holding BV 7.125%, 03/15/2031(a)		284	296,345
ASP Unifrax Holdings, Inc. 7.10% (7.10% Cash or 5.85% Cash and 1.25% PIK), 09/30/2029(a)(i)		9	115
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75%, 06/15/2027(a)		376	374,748
Celanese US Holdings LLC 7.165%, 07/15/2027(b)		364	372,885
Fortescue Treasury Pty Ltd. 4.50%, 09/15/2027(a)		205	204,002
Methanex Corp. 5.125%, 10/15/2027		249	249,152
Olin Corp. 5.625%, 08/01/2029		372	369,694

			1,866,941

Capital Goods – 1.0%
Ball Corp. 6.00%, 06/15/2029		300	305,415
Bombardier, Inc. 8.75%, 11/15/2030(a)		190	201,681
Esab Corp. 5.625%, 04/01/2031(a)		37	37,259
6.25%, 04/15/2029(a)		414	421,659

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PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

GFL Environmental, Inc. 4.00%, 08/01/2028(a)	U.S.$	385	$376,207
6.75%, 01/15/2031(a)		38	39,257
LSB Industries, Inc. 6.25%, 10/15/2028(a)(b)		147	147,118
MIWD Holdco II LLC/MIWD Finance Corp. 5.50%, 02/01/2030(a)		78	72,883
Quikrete Holdings, Inc. 6.375%, 03/01/2032(a)		47	47,862
Trinity Industries, Inc. 7.75%, 07/15/2028(a)		22	22,532
WESCO Distribution, Inc. 6.375%, 03/15/2029(a)		250	255,860

			1,927,733

Communications - Media – 0.9%
Banijay Entertainment SAS 7.00%, 05/01/2029(a)	EUR	170	204,579
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 08/15/2030(a)	U.S.$	26	24,184
7.375%, 03/01/2031(a)		292	296,097
DIRECTV Financing LLC/Directv Financing Co-Obligor, Inc. 5.875%, 08/15/2027(a)		6	6,011
10.00%, 02/15/2031(a)		124	129,780
Discovery Global Holdings, Inc. 4.279%, 03/15/2032		332	293,392
Gray Media, Inc. 10.50%, 07/15/2029(a)		78	82,666
McGraw-Hill Education, Inc. 5.75%, 08/01/2028(a)		26	25,867
Sirius XM Radio LLC 4.125%, 07/01/2030(a)		316	297,549
Versant Media Group, Inc. 7.25%, 01/30/2031(a)		66	68,550

			1,428,675

Communications - Telecommunications – 0.0%
Core Scientific Finance I LLC 7.75%, 05/15/2031(a)		70	71,634
Edged Compute LLC 7.50%, 04/30/2031(a)		54	54,159

			125,793

Consumer Cyclical - Automotive – 0.0%
Goodyear Tire & Rubber Co. (The) 6.625%, 07/15/2030		30	29,305

252 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Entertainment – 0.0%
Lindblad Expeditions LLC 7.00%, 09/15/2030(a)	U.S.$	15	$15,451
NCL Corp., Ltd. 5.875%, 01/15/2031(a)		42	40,582

			56,033

Consumer Cyclical - Other – 1.3%
Churchill Downs, Inc. 4.75%, 01/15/2028(a)		97	96,089
Cirsa Finance International SARL 6.50%, 03/15/2029(a)	EUR	100	120,779
Hilton Domestic Operating Co., Inc. 5.875%, 04/01/2029(a)	U.S.$	465	471,863
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 4.875%, 07/01/2031(a)		109	101,822
5.00%, 06/01/2029(a)		45	43,789
Marriott Ownership Resorts, Inc. 4.50%, 06/15/2029(a)		331	319,458
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 02/15/2028		11	10,909
Standard Building Solutions, Inc. 6.50%, 08/15/2032(a)		415	420,735
Standard Industries, Inc./NY 4.75%, 01/15/2028(a)		247	245,842
Thor Industries, Inc. 4.00%, 10/15/2029(a)		182	172,061
Travel & Leisure Co. 6.25%, 06/01/2031(a)		158	158,904

			2,162,251

Consumer Cyclical - Restaurants – 0.4%
1011778 BC ULC/New Red Finance, Inc. 4.375%, 01/15/2028(a)		412	408,070
Yum! Brands, Inc. 4.75%, 01/15/2030(a)		386	380,662

			788,732

Consumer Non-Cyclical – 1.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 03/15/2029(a)		40	38,178
6.50%, 02/15/2028(a)		114	115,283
Bausch & Lomb Corp. 8.375%, 10/01/2028(a)		57	58,998
CHS/Community Health Systems, Inc. 5.25%, 05/15/2030(a)		144	135,765

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PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

DaVita, Inc. 4.625%, 06/01/2030(a)	U.S.$	136	$132,134
Embecta Corp. 5.00%, 02/15/2030(a)		29	22,476
MPH Acquisition Holdings LLC 6.75% (6.00% Cash and 0.75% PIK), 03/31/2031(a)(b)(i)		43	26,075
11.50% (6.50% Cash and 5.00% PIK), 12/31/2030(a)(b)(i)		8	7,421
5.75%, 12/31/2030(a)		5	4,059
Tenet Healthcare Corp. 4.375%, 01/15/2030		72	69,682
6.125%, 06/15/2030		290	292,830
US Foods, Inc. 4.75%, 02/15/2029(a)		871	859,982
Whirlpool Corp. 6.125%, 06/15/2030		350	329,455

			2,092,338

Energy – 1.3%
CITGO Petroleum Corp. 8.375%, 01/15/2029(a)		186	191,608
Delek Logistics Partners LP/Delek Logistics Finance Corp. 8.625%, 03/15/2029(a)		69	71,856
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25%, 11/01/2028(a)		73	73,285
NFE Financing LLC 12.00%, 11/15/2029(d)(g)(h)		190	82,556
NuStar Logistics LP 5.625%, 04/28/2027		312	313,058
Range Resources Corp. 4.75%, 02/15/2030(a)		450	440,429
Sunoco LP 4.50%, 10/01/2029(a)		305	297,683
7.00%, 05/01/2029(a)		389	401,331
Venture Global LNG, Inc. 9.88%, 02/01/2032(a)		282	301,599

			2,173,405

Other Industrial – 0.3%
RB Global Holdings, Inc. 7.75%, 03/15/2031(a)		189	196,248
Velocity Vehicle Group LLC 8.00%, 06/01/2029(a)		253	249,911

			446,159

Services – 0.3%
Angi Group LLC 3.875%, 08/15/2028(a)		127	112,401

254 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Garda World Security Corp. 6.00%, 06/01/2029(a)	U.S.$	51	$49,939
7.75%, 02/15/2028(a)		48	48,875
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.375%, 08/31/2027(a)		235	230,408
Raven Acquisition Holdings LLC 6.875%, 11/15/2031(a)		32	31,367
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 5.50%, 05/15/2033(a)	EUR	112	128,573

			601,563

Technology – 1.0%
Ellucian Holdings, Inc. 6.50%, 12/01/2029(a)	U.S.$	375	369,851
Fortress Intermediate 3, Inc. 7.50%, 06/01/2031(a)		271	273,989
Gen Digital, Inc. 6.75%, 09/30/2027(a)		42	42,226
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 5.25%, 12/01/2027(a)		374	373,906
Meridian Arc Holdco LLC 6.25%, 04/30/2031(a)		239	240,257
OAK-Eagle Acquireco, Inc. 7.25%, 07/01/2033(a)		331	344,922
Playtika Holding Corp. 4.25%, 03/15/2029(a)		219	196,839
Virtusa Corp. 7.125%, 12/15/2028(a)		7	5,891

			1,847,881

Transportation - Airlines – 0.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.75%, 04/20/2029(a)		44	43,967

Transportation - Services – 0.3%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 8.375%, 06/15/2032(a)		282	287,725
Loxam SAS 4.50%, 02/15/2027(a)	EUR	100	116,584

			404,309

			15,995,085

ABFunds.com	AB Active ETFs, Inc. 255

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Financial Institutions – 0.8%
Finance – 0.7%
Enova International, Inc. 9.125%, 08/01/2029(a)	U.S.$	155	$162,260
GGAM Finance Ltd. 8.00%, 02/15/2027(a)		12	12,089
8.00%, 06/15/2028(a)		77	80,076
goeasy Ltd. 7.625%, 07/01/2029(a)		296	277,296
Navient Corp. 6.75%, 06/15/2026		259	258,907
9.375%, 10/15/2031		136	135,543

			926,171

Insurance – 0.1%
Acrisure LLC/Acrisure Finance, Inc. 7.50%, 11/06/2030(a)		102	101,899
AmWINS Group, Inc. 6.375%, 02/15/2029(a)		31	31,363
CRC Insurance Group LLC 7.125%, 06/01/2031(a)		53	53,115

			186,377

			1,112,548

Total Corporates - Non-Investment Grade (cost $17,115,436)			17,107,633

COLLATERALIZED LOAN OBLIGATIONS – 5.6%
CLO - Floating Rate – 5.6%
AGL CLO 44 Ltd. Series 2025-44A, Class A 4.814% (CME Term SOFR 3 Month + 1.15%), 10/22/2037(a)(c)		250	249,993
AGL CLO 45 Ltd. Series 2025-45A, Class A 4.864% (CME Term SOFR 3 Month + 1.20%), 01/22/2039(a)(c)		250	250,074
Bain Capital Credit CLO Ltd. Series 2021-4A, Class A1RR 4.675% (CME Term SOFR 3 Month + 1.00%), 10/20/2034(a)(c)		350	350,110
Series 2021-6A, Class A1R 4.762% (CME Term SOFR 3 Month + 1.09%), 10/21/2034(a)(c)		300	300,097
Benefit Street Partners CLO 48 Ltd. Series 2026-48A, Class A 4.859% (CME Term SOFR 3 Month + 1.15%), 04/20/2038(a)(c)		312	311,942

256 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Canyon Capital CLO Ltd. Series 2021-1A, Class AR 4.723% (CME Term SOFR 3 Month + 1.05%), 04/15/2034(a)(c)	U.S.$	550	$550,330
Dryden 113 CLO Ltd. Series 2022-113A, Class AR3 4.763% (CME Term SOFR 3 Month + 1.09%), 10/15/2037(a)(c)		829	829,701
Goldentree Loan Management US CLO 8 Ltd. Series 2020-8A, Class ARR 4.825% (CME Term SOFR 3 Month + 1.15%), 10/20/2034(a)(c)		450	450,313
Golub Capital Partners CLO 50B-R Ltd. Series 2020-50A, Class A1R2 4.785% (CME Term SOFR 3 Month + 1.11%), 04/20/2035(a)(c)		310	309,726
Invesco CLO Ltd. Series 2021-2A, Class AR 4.773% (CME Term SOFR 3 Month + 1.10%), 07/15/2034(a)(c)		650	650,636
Juniper Valley Park CLO Ltd. Series 2023-1A, Class ARR 4.755% (CME Term SOFR 3 Month + 1.08%), 07/20/2036(a)(c)		690	690,448
KKR CLO 21 Ltd. Series 21, Class A 4.935% (CME Term SOFR 3 Month + 1.26%), 04/15/2031(a)(c)		26	25,864
Magnetite Xli Ltd. Series 2024-41A, Class A 4.957% (CME Term SOFR 3 Month + 1.29%), 01/25/2038(a)(c)		600	601,903
MidOcean Credit CLO XIV Ltd. Series 2024-14A, Class A1R 4.926% (CME Term SOFR 3 Month + 1.22%), 04/15/2037(a)(c)		414	413,920
Neuberger Berman Loan Advisers CLO 47 Ltd. Series 2022-47A, Class AR 4.759% (CME Term SOFR 3 Month + 1.09%), 04/16/2035(a)(c)		738	738,369
OCP CLO Ltd. Series 2023-26A, Class AR 4.760% (CME Term SOFR 3 Month + 1.08%), 04/17/2037(a)(c)		700	700,030
Palmer Square CLO Ltd. Series 2026-1A, Class A 4.864% (CME Term SOFR 3 Month + 1.19%), 04/20/2039(a)(c)		300	300,300

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PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Rad CLO 14 Ltd. Series 2021-14A, Class A 5.105% (CME Term SOFR 3 Month + 1.43%), 01/15/2035(a)(c)	U.S.$	550	$550,400
Symphony CLO 50 Ltd. Series 2025-50A, Class A1 4.945% (CME Term SOFR 3 Month + 1.27%), 10/20/2038(a)(c)		292	292,218
Trinitas CLO XX Ltd. Series 2022-20A, Class A1R 4.715% (CME Term SOFR 3 Month + 1.04%), 07/20/2035(a)(c)		250	249,442
Trinitas CLO XXX Ltd. Series 2024-30A, Class A1 5.036% (CME Term SOFR 3 Month + 1.37%), 10/23/2037(a)(c)		400	400,277
VERDE CLO Ltd. Series 2019-1A, Class ARR 4.783% (CME Term SOFR 3 Month + 1.11%), 04/15/2032(a)(c)		73	73,094
Voya CLO Ltd. Series 2022-3A, Class A1R2 4.805% (CME Term SOFR 3 Month + 1.13%), 10/20/2036(a)(c)		350	349,616

Total Collateralized Loan Obligations (cost $9,632,062)			9,638,803

COLLATERALIZED MORTGAGE OBLIGATIONS – 3.8%
Non-Agency Floating Rate – 2.8%
BRAVO Residential Funding Trust Series 2026-NQM1, Class A1 4.83%, 12/25/2065(a)		224	221,845
Series 2026-NQM2, Class A1 4.619%, 11/25/2065(a)		241	237,961
COLT Mortgage Loan Trust Series 2026-4, Class A1 5.288%, 06/25/2071(a)		434	433,640
Cross Series 2026-NQM6, Class A1 5.268%, 05/25/2071(a)		201	201,217
Cross Mortgage Trust Series 2025-H10, Class A1 4.968%, 01/25/2071(a)		209	207,571
Series 2026-NQM2, Class A1 4.833%, 03/25/2061(a)		237	235,486
GCAT Trust Series 2026-NQM1, Class A1 4.789%, 12/25/2070(a)		225	222,862

258 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2026-NQM3, Class A1 5.409%, 04/25/2071(a)	U.S.$	147	$146,962
HOMES Trust Series 2026-NQM3, Class A1 5.262%, 04/27/2071(a)		207	206,366
Morgan Stanley Residential Mortgage Loan Trust Series 2026-NQM5, Class A1 5.488%, 04/27/2071(a)		229	229,487
OBX Trust Series 2025-NQM23, Class A1 4.872%, 10/25/2065(a)		327	325,003
Series 2026-NQM3, Class A1 4.652%, 01/25/2066(a)		95	94,306
Series 2026-NQM6, Class A1 5.063%, 04/26/2066(a)		156	154,985
Series 2026-NQM7, Class A1 5.22%, 04/25/2066(a)		256	255,870
Santander Mortgage Asset Receivable Trust Series 2026-NQM1, Class A1 4.947%, 11/25/2065(a)		212	210,107
Series 2026-NQM2, Class A1 4.704%, 01/25/2066(a)		160	158,423
Series 2026-NQM4, Class A1 5.49%, 05/25/2066(a)		282	281,452
SG Residential Mortgage Trust Series 2026-3, Class A1 5.188%, 04/25/2066(a)		237	235,934
Verus Securitization Trust Series 2025-12, Class A1 4.961%, 12/25/2070(a)		354	352,518
Series 2026-2, Class A1 4.59%, 02/25/2071(a)		168	165,777
Series 2026-R4, Class A1 5.275%, 12/27/2067(a)		200	199,910

			4,777,682

Non-Agency Fixed Rate – 0.9%
Angel Oak Mortgage Trust Series 2025-13, Class A1 4.929%, 10/25/2070(a)		137	135,639
COOPR Residential Mortgage Trust Series 2026-CES1, Class A1A 4.874%, 02/25/2061(a)		194	192,309
FIGRE Trust Series 2026-HE1, Class A 4.982%, 01/25/2056(a)		142	140,295
GS Mortgage-Backed Securities Trust Series 2026-CES2, Class A1A 5.227%, 06/25/2056(a)		98	97,178

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PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

JP Morgan Mortgage Trust Series 2025-CES7, Class A1A 5.055%, 04/25/2056(a)	U.S.$	334	$332,140
RCKT Mortgage Trust Series 2026-CES1, Class A1A 4.827%, 01/25/2056(a)		143	142,179
Series 2026-CES2, Class A1A 4.762%, 02/25/2056(a)		226	223,713
Santander Mortgage Asset Receivable Trust Series 2026-CES1, Class A1A 4.876%, 01/25/2056(a)		144	142,515
Towd Point Mortgage Trust Series 2026-FIX1, Class A1 4.98%, 12/25/2065(a)		213	211,138

			1,617,106

Risk Share Floating Rate – 0.1%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2021-DNA6, Class M2 5.112% (CME Term SOFR + 1.50%), 10/25/2041(a)(c)		107	106,945

Agency Fixed Rate – 0.0%
Federal Home Loan Mortgage Corp. REMICS Series 4913, Class IO 6.00%, 04/15/2041(j)		44	8,644
Federal National Mortgage Association REMICS Series 2016-26, Class IO 5.00%, 05/25/2046(j)		85	11,008
Series 2016-31, Class IO 5.00%, 06/25/2046(j)		115	14,154
Series 2016-64, Class BI 5.00%, 09/25/2046(j)		13	1,613

			35,419

Agency Floating Rate – 0.0%
Federal Home Loan Mortgage Corp. REMICS Series 4372, Class JS 2.343% (5.99% – CME Term SOFR), 08/15/2044(c)(k)		61	5,769
Federal National Mortgage Association REMICS Series 2012-17, Class ES 2.823% (6.44% – CME Term SOFR), 03/25/2041(c)(k)		7	60
Series 2012-17, Class SE 2.223% (5.84% – CME Term SOFR), 03/25/2042(c)(k)		47	4,514

260 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2019-25, Class SA 2.323% (5.94% – CME Term SOFR), 06/25/2049(c)(k)	U.S.$	29	$2,916
Series 2019-42, Class SQ 2.323% (5.94% – CME Term SOFR), 08/25/2049(c)(k)		26	2,472

			15,731

Total Collateralized Mortgage Obligations (cost $6,588,268)			6,552,883

MORTGAGE PASS-THROUGHS – 3.0%
Agency Fixed Rate 30-Year – 3.0%
Federal Home Loan Mortgage Corp. Series 2024 5.50%, 11/01/2054		777	782,257
Federal National Mortgage Association Series 2024 5.50%, 10/01/2054		697	701,083
6.00%, 06/01/2054		604	617,890
6.00%, 09/01/2054		610	623,552
Uniform Mortgage-Backed Security Series 2026 4.00%, 06/01/2056, TBA		488	457,280
4.50%, 06/01/2056, TBA		480	460,962
5.00%, 06/01/2056, TBA		385	378,463
5.50%, 06/01/2056, TBA		1,213	1,218,728

Total Mortgage Pass-Throughs (cost $5,187,664)			5,240,215

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.5%
Non-Agency Fixed Rate CMBS – 0.5%
BANK Series 2020-BN28, Class XA 1.759%, 03/15/2063(j)		1,989	120,582
Series 2020-BN29, Class XA 1.298%, 11/15/2053(j)		943	43,507
Barclays Commercial Mortgage Trust Series 2019-C3, Class XA 1.307%, 05/15/2052(j)		910	27,505
BBCMS Mortgage Trust Series 2017-C1, Class XA 1.439%, 02/15/2050(j)		1,124	3,576
CD Mortgage Trust Series 2016-CD1, Class XA 1.252%, 08/10/2049(j)		865	63
CFCRE Commercial Mortgage Trust Series 2016-C4, Class XA 0.779%, 05/10/2058(j)		1	– 0	–

ABFunds.com	AB Active ETFs, Inc. 261

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2017-C8, Class XA 1.435%, 06/15/2050(j)	U.S.$	249	$1,626
Citigroup Commercial Mortgage Trust Series 2016-GC36, Class A5 3.616%, 02/10/2049		38	37,500
Series 2017-P7, Class XA 1.091%, 04/14/2050(j)		735	3,081
Commercial Mortgage Trust Series 2014-CR16, Class D 4.729%, 04/10/2047(a)		100	95,637
GS Mortgage Securities Trust Series 2013-GC13, Class D 3.854%, 07/10/2046(a)		100	75,083
Series 2016-GS3, Class XA 1.088%, 10/10/2049(j)		1,045	68
Series 2017-GS5, Class XA 0.820%, 03/10/2050(j)		1,377	5,241
Series 2017-GS7, Class XA 1.021%, 08/10/2050(j)		3,063	22,486
Series 2019-GC39, Class XA 1.068%, 05/10/2052(j)		3,467	91,514
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-LC9, Class G 3.572%, 12/15/2047(a)		100	58,719
JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class D 4.036%, 08/15/2046(a)		75	59,202
UBS Commercial Mortgage Trust Series 2017-C1, Class XA 1.445%, 06/15/2050(j)		849	5,778
Series 2017-C2, Class XA 1.018%, 08/15/2050(j)		1,667	13,572
Series 2018-C14, Class XA 0.892%, 12/15/2051(j)		675	11,734
Series 2018-C15, Class XA 0.872%, 12/15/2051(j)		548	10,018
Series 2019-C18, Class XA 0.975%, 12/15/2052(j)		1,171	28,771
UBS-Barclays Commercial Mortgage Trust Series 2013-C6, Class D 3.892%, 04/10/2046(a)		69	63,666
Wells Fargo Commercial Mortgage Trust Series 2016-LC24, Class XA 1.480%, 10/15/2049(j)		370	194
Series 2018-C48, Class XA 0.927%, 01/15/2052(j)		706	12,921

262 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2019-C52, Class XA 1.560%, 08/15/2052(j)	U.S.$	770	$30,566
WFRBS Commercial Mortgage Trust Series 2011-C4, Class D 4.984%, 06/15/2044(a)		36	34,982
Series 2011-C4, Class E 4.984%, 06/15/2044(a)		25	23,895

			881,487

Non-Agency Floating Rate CMBS – 0.0%
Starwood Retail Property Trust Series 2014-STAR, Class A 6.75% (PRIME 1 Month + 0.00%), 11/15/2027(a)(c)		76	45,896

Total Commercial Mortgage-Backed Securities (cost $1,033,767)			927,383

BANK LOANS – 0.2%
Industrial – 0.1%
Capital Goods – 0.0%
Chariot Buyer LLC 6.370% (CME Term SOFR 1 Month + 2.75%), 09/08/2032(1)		10	9,582

Communications - Media – 0.1%
DIRECTV Financing LLC 9.175% (CME Term SOFR 3 Month + 5.25%), 08/02/2029(l)		19	19,181
9.580% (CME Term SOFR 3 Month + 5.50%), 02/17/2031(l)		77	76,630
Radiate Holdco LLC 1.500% (PIK Interest 12 + 1.50%), 09/25/2029(1)		83	75,340

			171,151

Technology – 0.0%
Loyalty Ventures, Inc. 14.000% (PRIME 3 Month + 5.50%), 11/03/2027(e)(f)(g)(h)(l)		72	6,513

			187,246

Financial Institutions – 0.1%
Financial Services – 0.1%
Colossus Acquireco LLC 5.380% (SOFR 4 + 1.75%), 07/30/2032(1)		100	99,389

Total Bank Loans (cost $358,098)			286,635

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PORTFOLIO OF INVESTMENTS (continued)

		Shares	U.S. $ Value

COMMON STOCKS – 0.0%
Energy – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
New Fortress Energy, Inc.(e)(g) (cost $19,137)		2,218	$1,244

SHORT-TERM INVESTMENTS – 1.2%
Investment Companies – 0.8%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.46%(m)(n)(o) (cost $1,447,540)		1,447,540	1,447,540

		Principal Amount (000)
Asset-Backed Securities – 0.4%
Other ABS - Fixed Rate – 0.2%
Upstart Securitization Trust 2026-2 Series 2026-2, Class A1 4.218%, 04/20/2027(a)	U.S.$	414	414,027

Autos - Fixed Rate – 0.2%
Bridgecrest Lending Auto Securitization Trust 2026-2 Series 2026-2, Class A1 3.971%, 04/15/2027		307	307,438

Total Asset-Backed Securities (cost $721,436)			721,465

Total Short-Term Investments (cost $2,168,976)			2,169,005

Total Investments – 100.1% (cost $174,890,593)			174,182,995
Other assets less liabilities – (0.1)%			(95,807)

Net Assets – 100.0%			$174,087,188

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr (CBT) Futures	43	September 2026	$8,882,187	$2,453
U.S. T-Note 5 Yr (CBT) Futures	353	September 2026	37,845,461	130,664

Sold Contracts
U.S. Long Bond (CBT) Futures	10	September 2026	1,122,187	(5,313)
U.S. T-Note 10 Yr (CBT) Futures	141	September 2026	15,485,766	(116,734)
U.S. Ultra Bond (CBT) Futures	1	September 2026	114,406	(609)

				$10,461

264 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	EUR	658	USD	779	06/18/2026	$10,789
State Street Bank & Trust Co.	USD	236	EUR	200	06/18/2026	(2,076)

						$8,713

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at May 31, 2026	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAIG Series 46, 5 Year Index, 06/20/2031*	(1.00)%	Quarterly	0.51%	USD	2,390	$(58,290)	$(51,260)	$(7,030)
iTraxx Australia Series 45, 5 Year Index, 06/20/2031*	(1.00)	Quarterly	0.73	USD	2,720	(39,090)	(16,696)	(22,394)
Sale Contracts
CDX-NAHY Series 46, 5 Year Index, 06/20/2031*	5.00	Quarterly	3.02	USD	4,514	418,728	210,402	208,326

						$321,348	$142,446	$178,902

*	Termination date.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At May 31, 2026, the aggregate market value of these securities amounted to $70,367,498 or 40.4% of net assets.

(b)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at May 31, 2026.

(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at May 31, 2026.

(d)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.56% of net assets as of May 31, 2026, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
NFE Financing LLC 12.00%, 11/15/2029	11/22/2024 - 12/05/2024	$181,246	$82,556	0.05%
Pagaya AI Debt Grantor Trust Series 2024-S1, Class ABC 7.314%, 09/15/2031	04/24/2024	77,337	77,530	0.04%
Short Term Consumer Receivables Issuer Trust Series 2025-1B, Class INV 0.00%, 11/20/2035	12/02/2025	99,517	98,645	0.05%
Short Term Consumer Receivables Issuer Trust Series 2026-1A, Class INV 0.01%, 03/20/2036	02/25/2026	188,071	187,345	0.11%

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PORTFOLIO OF INVESTMENTS (continued)

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Tricolor Auto Securitization Trust Series 2024-1A, Class A 6.61%, 10/17/2027	01/25/2024	$24,707	$23,265	0.01%
Tricolor Auto Securitization Trust Series 2024-3A, Class A 5.22%, 06/15/2028	09/18/2025	133,619	123,833	0.07%
Tricolor Auto Securitization Trust Series 2025-1A, Class A 4.94%, 02/15/2029	03/11/2025	105,006	63,960	0.04%
Tricolor Auto Securitization Trust Series 2025-2A, Class A 5.12%, 01/16/2029	06/10/2025	546,526	331,457	0.19%

(e)	Fair valued by the Adviser.

(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(g)	Non-income producing security.

(h)	Defaulted.

(i)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at May 31, 2026.

(j)	IO – Interest Only.

(k)	Inverse interest only security.

(l)	The stated coupon rate represents the greater of the SOFR or an alternate base rate such as the PRIME or the SOFR/PRIME floor rate plus a spread at May 31, 2026.

(m)	The rate shown represents the 7-day yield as of period end.

(n)	Affiliated investments.

(o)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

Currency Abbreviations:

EUR – Euro

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

CBT – Chicago Board of Trade

CDX-NAHY – North American High Yield Credit Default Swap Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

PRIME – U.S. Federal Reserve Bank Prime Loan Rate

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduit

SOFR – Secured Overnight Financing Rate

TBA – To Be Announced

See notes to financial statements.

266 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS

AB CALIFORNIA INTERMEDIATE MUNICIPAL ETF

May 31, 2026 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 99.3%
Long-Term Municipal Bonds – 91.2%
California – 85.0%
Anaheim Public Financing Authority (City of Anaheim CA Lease) AG Series 1997 Zero Coupon, 09/01/2031	$3,500	$3,003,831
Bay Area Toll Authority (Bay Area Toll Authority) Series 2021 1.87% (MUNIPSA + 0.30%), 04/01/2056(a)	5,000	4,983,018
1.98% (MUNIPSA + 0.41%), 04/01/2056(a)	13,415	13,325,246
Burbank-Glendale-Pasadena Airport Authority Brick Campaign (Burbank-Glendale-Pasadena Airport Authority Brick Campaign) Series 2024-B 5.00%, 07/01/2035	1,000	1,102,071
5.00%, 07/01/2036	2,000	2,192,122
5.25%, 07/01/2042	950	1,035,855
5.25%, 07/01/2044	8,865	9,540,410
AG Series 2024-B 4.00%, 07/01/2039	4,500	4,527,668
4.125%, 07/01/2041	3,000	2,996,617
AG Series 2026-B 5.25%, 07/01/2038	2,200	2,510,933
5.25%, 07/01/2039	2,250	2,553,351
Series 2026-B 5.00%, 07/01/2036	1,000	1,116,735
California Community Choice Financing Authority (American General Life Insurance) Series 2023-D 5.50%, 05/01/2054	5,000	5,221,961
Series 2024C 5.00%, 08/01/2055	7,600	7,920,207
California Community Choice Financing Authority (Athene Annuity & Life Co.) Series 2024B 5.00%, 01/01/2055	17,000	17,490,323
Series 2024G 5.00%, 11/01/2055	3,000	3,084,113
California Community Choice Financing Authority (Bank of Nova Scotia (The)) Series 2025E 5.00%, 10/01/2056	7,800	8,429,774

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California Community Choice Financing Authority (Canadian Imperial Bank of Commerce) Series 2025F 5.00%, 11/01/2033	$1,250	$1,351,057
Series 2026 5.00%, 02/01/2031	3,125	3,316,537
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	11,000	11,677,585
California Community Choice Financing Authority (Goldman Sachs Group) Series 2021 4.00%, 10/01/2052	7,015	7,093,761
Series 2023 5.00%, 12/01/2053	9,590	10,012,317
5.25%, 11/01/2054	1,000	1,056,585
California Community Choice Financing Authority (Morgan Stanley) Series 2021-B 4.00%, 02/01/2052	4,435	4,499,538
Series 2023 4.062% (SOFR + 1.63%), 07/01/2053(a)	5,000	5,067,977
4.102% (SOFR + 1.67%), 02/01/2054(a)	5,000	5,087,924
5.00%, 02/01/2054	16,770	17,702,144
Series 2026-A 3.882% (SOFR + 1.45%), 04/01/2056(a)	1,500	1,497,250
5.00%, 04/01/2056	1,000	1,079,584
California Community Choice Financing Authority (New York Life Insurance) Series 2024H 5.00%, 01/01/2056	14,250	15,436,047
Series 2025G 5.00%, 12/01/2035	4,500	4,932,806
California Community Choice Financing Authority (Nomura Holdings, Inc.) Series 2026 5.00%, 03/01/2036	4,175	4,386,466
California Community Choice Financing Authority (Pacific Life Insurance) Series 2024-F 5.00%, 02/01/2055	6,045	6,434,034
California Community Choice Financing Authority (Realty Income Corp.) Series 2026 5.25%, 02/01/2036	2,000	2,180,527

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California Community Choice Financing Authority (Royal Bank of Canada) Series 2024D 5.00%, 02/01/2055	$10,000	$10,825,959
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021-A 4.00%, 08/01/2047(b)	4,450	3,504,031
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 4.00%, 08/01/2046(b)	1,330	1,160,630
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 4.00%, 02/01/2050(b)	3,390	2,549,139
California County Tobacco Securitization Agency (Los Angeles County Securitization) Series 2020-A 4.00%, 06/01/2037	510	503,949
4.00%, 06/01/2038	1,000	978,764
5.00%, 06/01/2027	800	817,134
5.00%, 06/01/2028	700	729,016
5.00%, 06/01/2030	500	533,121
5.00%, 06/01/2031	400	424,649
5.00%, 06/01/2032	300	316,526
California Earthquake Authority (California Earthquake Authority) Series 2022-A 5.603%, 07/01/2027	790	794,691
California Enterprise Development Authority (Milken Community School) Series 2026 5.00%, 07/01/2033	1,000	1,112,892
California Enterprise Development Authority (Real Journey Academies Obligated Group) Series 2024-A 5.00%, 06/01/2044(b)	2,000	2,025,733
California Enterprise Development Authority (Rocketship Education Obligated Group) Series 2022 4.00%, 06/01/2027(b)	340	339,086
4.00%, 06/01/2031(b)	2,000	1,981,437

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California Health Facilities Financing Authority (Adventist Health System/West Obligated Group) Series 2024 5.00%, 12/01/2034	$1,265	$1,397,569
5.00%, 12/01/2036	1,000	1,089,105
Series 2025 5.00%, 12/01/2032	5,500	6,023,456
California Health Facilities Financing Authority (Cedars-Sinai Medical Center) Series 2015 5.00%, 11/15/2027	6,500	6,514,503
5.00%, 11/15/2028	6,000	6,028,485
5.00%, 11/15/2029	7,000	7,032,273
California Health Facilities Financing Authority (Children’s Hospital Los Angeles) Series 2017-A 5.00%, 08/15/2032	1,215	1,219,986
California Health Facilities Financing Authority (CommonSpirit Health Obligated Group) Series 2020-A 5.00%, 04/01/2034	750	801,032
California Health Facilities Financing Authority (Rady Children’s Hospital Obligated Group) Series 2026 5.00%, 08/15/2047	3,000	3,301,354
California Health Facilities Financing Authority (Sutter Health) Series 2018-A 5.00%, 11/15/2029	1,280	1,325,897
California Housing Finance Agency Series 2021-3, Class X 0.770%, 08/20/2036(c)	3,152	129,594
California Housing Finance Agency (CAHFA 2019-2) Series 2019-2, Class A 4.00%, 03/20/2033	9,405	9,606,121
California Housing Finance Agency (CAHFA 2021-1) Series 2021-1, Class A 3.50%, 11/20/2035	9,184	9,112,674
California Housing Finance Agency (CAHFA 2021-2) Series 2021-2, Class A 3.75%, 03/25/2035	7,465	7,548,886
Series 2021-2, Class X 0.825%, 03/25/2035(c)	3,733	134,440

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California Housing Finance Agency (CAHFA 2021-3) Series 2021-3, Class A 3.25%, 08/20/2036	$1,854	$1,788,332
California Housing Finance Agency (Creekside Commons LP) Series 2026-C 2.95%, 11/01/2056	4,000	4,001,488
California Infrastructure & Economic Development Bank (Adventist Health System/West Obligated Group) Series 2024 5.00%, 07/01/2042	2,355	2,492,238
5.00%, 07/01/2044	2,000	2,088,991
California Infrastructure & Economic Development Bank (Broad/The) Series 2021 5.00%, 06/01/2026	2,000	2,000,000
California Infrastructure & Economic Development Bank (California Academy of Sciences) Series 2024 3.25%, 08/01/2029	5,750	5,785,251
California Infrastructure & Economic Development Bank (Desertxpress Enterprises) Series 2025 3.50%, 01/01/2065(b)	16,200	16,196,394
California Infrastructure & Economic Development Bank (Museum Associates) Series 2026 3.25%, 06/01/2033	1,675	1,680,643
California Municipal Finance Authority (Ascent 613) Series 2025-A 5.25%, 01/01/2045(b)	2,500	2,538,585
California Municipal Finance Authority (California Baptist University) Series 2016-A 5.00%, 11/01/2036(b)	1,000	1,000,527
California Municipal Finance Authority (Clay Lacy Santa Ana LLC) Series 2026 5.00%, 01/01/2041(b)	2,825	2,917,677

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California Municipal Finance Authority (CMFA 2025-1) Series 2025-2, Class A1 3.439%, 02/20/2041	$3,559	$3,326,412
California Municipal Finance Authority (CMFA 2025-2) Series 2025-2, Class A1 4.216%, 11/20/2040	2,861	2,839,900
Series 2025-2, Class A2 4.216%, 11/20/2040	2,289	2,165,797
California Municipal Finance Authority (CMFA 2026-1) Series 2026-1, Class A1 4.05%, 07/20/2041	2,196	2,167,480
Series 2026-1, Class B 4.325%, 12/20/2043	1,000	1,015,411
California Municipal Finance Authority (Community Health Centers of The Central Coast) Series 2021-A 5.00%, 12/01/2046(b)	2,250	2,275,782
California Municipal Finance Authority (EL Camino PA LP) Series 2026 2.50%, 03/01/2046	2,000	1,969,831
California Municipal Finance Authority (Emerson College) Series 2017-B 5.00%, 01/01/2030	1,000	1,025,925
California Municipal Finance Authority (Gateways Hospital & Mental Health Center) Series 2026 5.00%, 09/01/2046	2,140	2,163,040
California Municipal Finance Authority (LAX Integrated Express Solutions) Series 2018 4.00%, 12/31/2047	1,100	994,020
5.00%, 12/31/2026	2,200	2,217,480
5.00%, 12/31/2028	1,000	1,036,717
5.00%, 06/30/2029	1,050	1,088,255
5.00%, 12/31/2029	2,150	2,227,609
5.00%, 12/31/2031	2,250	2,324,494
5.00%, 12/31/2033	1,500	1,544,225
5.00%, 12/31/2043	2,000	2,027,366
California Municipal Finance Authority (PRG – Potrero Properties) Series 2026 5.00%, 06/30/2032	3,350	3,605,061
5.00%, 09/01/2045	1,000	1,078,841

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California Municipal Finance Authority (PRS-California Obligated Group) Series 2024 5.00%, 04/01/2034	$410	$450,883
5.00%, 04/01/2035	720	789,660
5.00%, 04/01/2038	500	541,921
5.00%, 04/01/2044	1,415	1,480,083
California Municipal Finance Authority (United Airlines, Inc.) Series 2019 4.00%, 07/15/2029	9,900	9,982,119
California Pollution Control Financing Authority (Channelside Water Resources) Series 2012 5.00%, 07/01/2027(b)	1,075	1,075,629
Series 2019 5.00%, 11/21/2045(b)	1,000	1,018,090
California Pollution Control Financing Authority (San Diego County Water Authority Desalination Project Pipeline) Series 2019 5.00%, 07/01/2029(b)	2,145	2,203,375
5.00%, 07/01/2039(b)	2,465	2,527,280
California Public Finance Authority (California University of Science & Medicine Obligated Group) Series 2019 6.25%, 07/01/2054(b)	1,500	1,546,294
California School Finance Authority (KIPP SoCal Public Schools Obligated Group) Series 2020-A 4.00%, 07/01/2040(b)	1,305	1,250,602
California School Finance Authority (Lighthouse Community Public Schools Obligated Group) Series 2022 6.25%, 06/01/2042(b)	1,000	1,043,383
California School Finance Authority (Rex & Margaret Fortune School of Education) Series 2024 5.00%, 06/01/2044(b)	2,000	1,908,402
California School Finance Authority (Rocketship Education Obligated Group) Series 2015-A 4.25%, 03/01/2028(b)	530	530,018
Series 2016-A 5.00%, 06/01/2031(b)	1,700	1,675,821

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California State Public Works Board (California State Public Works Board Lease) Series 2025 5.00%, 04/01/2043	$2,000	$2,216,456
5.00%, 04/01/2044	2,000	2,196,161
5.00%, 04/01/2045	2,385	2,595,678
California State Public Works Board (State of California Lease) Series 2022-A 5.00%, 08/01/2027	2,000	2,059,594
Series 2022-B 5.00%, 06/01/2026	10,000	10,000,000
Series 2023 5.00%, 09/01/2026	2,000	2,012,348
Series 2024 5.05%, 04/01/2032	2,000	2,038,032
5.06%, 04/01/2033	1,000	1,017,170
California State University (California State University) Series 2017-A 5.00%, 11/01/2033	5,620	5,737,460
Series 2020-D 1.49%, 11/01/2028	1,500	1,406,880
Series 2021-B 2.274%, 11/01/2034	7,000	5,830,060
California Statewide Communities Development Authority (CHF-Irvine LLC) Series 2017-A 5.00%, 05/15/2029	1,210	1,231,346
California Statewide Communities Development Authority (Emanate Health Obligated Group) Series 2020-A 5.00%, 04/01/2027	720	732,796
5.00%, 04/01/2028	535	556,058
California Statewide Communities Development Authority (John Muir Health Obligated Group) Series 2024-A 5.25%, 12/01/2040	2,400	2,718,035
California Statewide Communities Development Authority (Lancer Educational Housing) Series 2016 5.00%, 06/01/2036(b)	3,250	3,251,766
Series 2019 5.00%, 06/01/2034(b)	755	775,520
5.00%, 06/01/2039(b)	1,800	1,826,337

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2014 5.25%, 12/01/2034	$4,500	$4,503,681
Series 2018-A 5.00%, 12/01/2027(b)	250	256,398
5.00%, 12/01/2033(b)	1,000	1,028,774
California Statewide Communities Development Authority (NCCD-Hooper Street LLC) Series 2019 5.00%, 07/01/2029(b)	570	579,475
California Statewide Communities Development Authority (Redlands Community Hospital Obligated Group) Series 2016 5.00%, 10/01/2027	2,360	2,368,001
5.00%, 10/01/2028	1,230	1,236,219
5.00%, 10/01/2033	2,135	2,143,693
California Statewide Communities Development Authority (Southern California Edison) Series 2023 4.50%, 11/01/2033	6,700	6,953,766
Central Valley Energy Authority (Pacific Life Insurance) Series 2025
5.00%, 12/01/2055	1,000	1,074,594
City & County of San Francisco CA (Sunnydale Block 9 Housing Partners) Series 2025 3.35%, 08/01/2029	3,815	3,857,408
City of Fremont CA Community Facilities District No. 1 (City of Fremont CA Community Facilities District No. 1) Series 2015 5.00%, 09/01/2027	1,000	1,004,167
City of Los Angeles CA Wastewater System Revenue (City of Los Angeles CA Wastewater System Revenue) Series 2017-A 5.00%, 06/01/2032	1,565	1,601,402
City of Los Angeles Department of Airports (City of Los Angeles Dept. of Airports) Series 2017 5.00%, 05/15/2029	1,145	1,147,247
Series 2017-A 5.00%, 05/15/2028	1,440	1,469,823

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.00%, 05/15/2031	$1,275	$1,298,771
Series 2018 5.00%, 05/15/2031	3,000	3,168,050
5.00%, 05/15/2035	1,190	1,226,721
Series 2019-A 5.00%, 05/15/2038	4,315	4,475,605
Series 2020-C 5.00%, 05/15/2031	5,000	5,369,419
5.00%, 05/15/2039	2,655	2,783,742
Series 2021 5.00%, 05/15/2030	3,000	3,232,165
5.00%, 05/15/2033	4,735	5,161,825
5.00%, 05/15/2035	1,685	1,810,507
5.00%, 05/15/2040	2,000	2,111,961
Series 2021-D 4.00%, 05/15/2040	2,165	2,160,109
Series 2022 4.00%, 05/15/2036	1,300	1,316,004
4.00%, 05/15/2041	1,100	1,089,612
5.00%, 05/15/2029	1,000	1,060,769
5.00%, 05/15/2032	4,000	4,375,756
Series 2022-A 4.00%, 05/15/2041	6,160	6,101,828
Series 2025 5.00%, 05/15/2030	4,500	4,848,247
5.00%, 05/15/2036	1,050	1,166,163
5.00%, 05/15/2037	1,065	1,175,262
City of Los Angeles Department of Airports (Prerefunded – US Treasuries) Series 2021 5.00%, 05/15/2033	265	291,660
City of Roseville CA (City of Roseville CA Fiddyment Ranch Community Facilities District No. 1) Series 2017 5.00%, 09/01/2028	1,010	1,034,661
5.00%, 09/01/2030	1,295	1,321,157
City of Roseville CA (HP Campus Oaks Community Facilities District No. 1) Series 2016 5.00%, 09/01/2031	995	998,681
City of San Jose CA Airport Revenue (Norman Y Mineta San Jose Intl Airport SJC) Series 2017-A 5.00%, 03/01/2027	2,480	2,514,909
City of Santa Rosa CA Wastewater Revenue (City of Santa Rosa CA Wastewater Revenue) AMBAC Series 2002-B Zero Coupon, 09/01/2029	3,000	2,734,548

276 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

CMFA Special Finance Agency VIII Elan Huntington Beach (CMFA Special Finance Agency VIII Elan Huntington Beach) Series 2021 4.00%, 08/01/2047(b)	$340	$318,479
Compton Community Redevelopment Agency Successor Agency (Compton Community Redevelopment Agency Successor Agency) AG Series 2022-A 5.25%, 08/01/2032	3,925	4,309,615
Contra Costa Transportation Authority Sales Tax Revenue (Contra Costa Transportation Authority Sales Tax Revenue) Series 2017-A 5.00%, 03/01/2030	1,250	1,274,657
Coronado Community Development Agency Successor Agency (Coronado Community Development Agency Successor Agency) Series 2018-A 5.00%, 09/01/2033	675	675,709
County of Sacramento CA Airport System Revenue (County of Sacramento CA Airport System Revenue) Series 2018-C 5.00%, 07/01/2033	1,005	1,037,124
5.00%, 07/01/2038	5,000	5,118,089
Series 2025-A 5.00%, 07/01/2029	2,100	2,224,974
5.00%, 07/01/2039	1,320	1,436,426
5.00%, 07/01/2040	2,250	2,435,749
5.25%, 07/01/2043	1,150	1,257,298
5.25%, 07/01/2044	1,500	1,625,978
County of Santa Barbara CA (County of Santa Barbara CA COP) Series 2018-B 5.00%, 12/01/2030	1,100	1,150,183
5.25%, 12/01/2032	2,740	2,864,439
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.35%, 04/01/2047(b)	3,325	2,912,581
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.60%, 05/01/2047(b)	1,500	1,270,639

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2046(b)	$4,000	$3,318,717
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 3.50%, 10/01/2046(b)	4,985	4,167,399
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Jefferson Platinum Triangle Apartments) Series 2021-A1 2.875%, 08/01/2041(b)	3,215	2,990,339
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.375%, 07/01/2043(b)	1,000	862,672
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Oceanaire Apartments) Series 2021 3.20%, 09/01/2046(b)	5,000	3,680,583
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 2.65%, 12/01/2046(b)	2,340	2,033,053
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 3.50%, 05/01/2047(b)	2,000	1,729,322
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A 3.10%, 07/01/2045(b)	3,000	2,627,046
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 4.00%, 10/01/2048(b)	4,000	3,157,825
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Waterscape Apartments) Series 2021-A 3.00%, 09/01/2056(b)	1,500	1,035,445

278 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

East County Advanced Water Purification Joint Powers Authority (East County Advanced Water Purification Joint Powers Authority) Series 2024 3.125%, 09/01/2026	$5,000	$4,999,950
5.00%, 09/01/2026	5,500	5,506,352
Fontana Redevelopment Agency Successor Agency (Fontana Redevelopment Agency Successor Agency) Series 2017-A 5.00%, 10/01/2031	1,750	1,801,962
Foothill-De Anza Community College District (Foothill-De Anza Community College District) AMBAC Series 2007-A Zero Coupon, 08/01/2034	1,000	778,384
Foothill-Eastern Transportation Corridor Agency (Foothill-Eastern Transportation Corridor Agency) AG Series 2015 Zero Coupon, 01/15/2035	3,000	2,254,349
Series 2021-C 4.00%, 01/15/2043	1,889	1,863,884
Fremont Union High School District (Fremont Union High School District) Series 2024 5.00%, 08/01/2026	1,000	1,003,995
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization) Series 2021 3.85%, 06/01/2050	4,760	4,353,594
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization Lease) Series 2021 2.746%, 06/01/2034	3,165	2,792,855
3.115%, 06/01/2038	2,500	2,083,207
Long Beach Bond Finance Authority (Bank of America Corp.) Series 2007-A 5.50%, 11/15/2037	3,700	4,224,099
Los Angeles Department of Water & Power (Los Angeles Dept. of Water & Power Power System Revenue) Series 2022-C 5.00%, 07/01/2039	2,500	2,667,820
Series 2023-A 5.00%, 07/01/2026	1,375	1,377,549
Series 2024-B 5.00%, 07/01/2036	2,000	2,218,296

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.00%, 07/01/2037	$1,405	$1,546,836
5.00%, 07/01/2038	2,055	2,246,185
5.00%, 07/01/2039	1,845	2,007,477
Series 2024-C 5.00%, 07/01/2041	1,070	1,155,056
Series 2024-D 5.00%, 07/01/2043	4,165	4,476,139
Series 2024-E 5.00%, 07/01/2039	2,000	2,186,129
BAM Series 2025-A 5.00%, 07/01/2043	1,750	1,894,186
Series 2025-B 5.00%, 07/01/2032	3,250	3,598,977
5.00%, 07/01/2033	3,665	4,091,047
5.00%, 07/01/2034	2,000	2,246,151
Los Angeles Department of Water & Power Power System Revenue (Los Angeles Dept. of Water & Power Power System Revenue) Series 2021 5.00%, 07/01/2038	1,000	1,065,080
Los Angeles Department of Water & Power Water System Revenue (Los Angeles Dept. of Water & Power Water System Revenue) Series 2023-A 5.00%, 07/01/2035	1,040	1,151,825
5.00%, 07/01/2042	2,125	2,273,487
Series 2025-A 5.00%, 01/01/2030	10,000	10,623,815
Series 2025-B 5.00%, 07/01/2031	1,625	1,778,540
5.00%, 07/01/2032	1,000	1,107,378
5.00%, 07/01/2033	1,300	1,451,122
Los Angeles Unified School District/CA (Los Angeles Unified School District/CA) Series 2016-B 5.00%, 07/01/2030	2,500	2,504,837
Series 2017-A 5.00%, 07/01/2026	1,510	1,513,044
Series 2018-B 5.00%, 07/01/2029	9,020	9,385,737
Series 2019-A 5.00%, 07/01/2026	1,620	1,623,265
Series 2020-C 5.00%, 07/01/2026	1,600	1,603,225
Series 2024-A 5.00%, 07/01/2026	1,490	1,493,003

280 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2025-A 5.00%, 07/01/2043	$2,000	$2,226,290
Metropolitan Water District of Southern California (Metropolitan Water District of Southern California) Series 2019-A 5.00%, 07/01/2026	3,540	3,546,864
Series 2020-A 5.00%, 07/01/2026	1,500	1,502,909
Middle Fork Project Finance Authority (Middle Fork Project Finance Authority) Series 2020 5.00%, 04/01/2033	1,650	1,739,510
5.00%, 04/01/2034	1,100	1,156,882
5.00%, 04/01/2035	1,150	1,206,138
M-S-R Energy Authority (Citigroup, Inc.) Series 2009-A 6.50%, 11/01/2039	5,285	6,508,730
Series 2009-B 6.50%, 11/01/2039	2,180	2,684,774
7.00%, 11/01/2034	7,055	8,492,526
Series 2009-C 7.00%, 11/01/2034	1,000	1,203,760
Northern California Energy Authority (Pacific Life Insurance) Series 2024 5.00%, 12/01/2054	10,000	10,606,335
Oakland Unified School District/Alameda County (Oakland Unified School District/Alameda County) BAM Series 2021 3.115%, 08/01/2040	1,120	899,416
Pittsburg Successor Agency Redevelopment Agency (Pittsburg Successor Agency Redevelopment Agency) AG Series 2016-A 5.00%, 09/01/2027	2,785	2,800,720
Port of Los Angeles (Port of Los Angeles) Series 2024-A 5.00%, 08/01/2029	1,295	1,377,274
5.00%, 08/01/2030	2,110	2,282,252
5.00%, 08/01/2031	1,250	1,369,017
5.00%, 08/01/2035	2,330	2,584,183
River Islands Public Financing Authority (River Islands Public Financing Authority Cmnty Facs District No. 2003-1 Area 1) Series 2022 4.50%, 09/01/2037	2,905	2,940,169
5.00%, 09/01/2042	2,510	2,584,198

ABFunds.com	AB Active ETFs, Inc. 281

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 3.202% (CME Term SOFR 3 Month + 0.57%), 06/01/2039(a)	$5,700	$5,376,125
San Diego Community College District (Prerefunded – US Treasuries) Series 2016 4.00%, 08/01/2041	4,000	4,010,698
San Diego County Regional Airport Authority (San Diego County Regional Airport Authority) Series 2021-B 5.00%, 07/01/2028	5,245	5,469,445
5.00%, 07/01/2030	1,060	1,140,811
5.00%, 07/01/2038	3,500	3,697,619
5.00%, 07/01/2046	2,000	2,050,719
Series 2023 5.00%, 07/01/2041	10,320	10,993,447
Series 2025 5.00%, 07/01/2029	1,000	1,063,156
San Diego Unified School District/CA (San Diego Unified School District/CA) Series 2025-Z 5.00%, 07/01/2039	875	990,293
San Francisco City & County Public Utilities Commission Wastewater Revenue (San Francisco City & County Public Utilities Commission Wastewater Revenue) Series 2024 4.655%, 10/01/2027	2,650	2,667,677
San Francisco Intl Airport (San Francisco Intl Airport) Series 2019-A 5.00%, 05/01/2034	11,015	11,536,546
5.00%, 05/01/2035	1,000	1,045,108
Series 2019-E 5.00%, 05/01/2034	3,450	3,613,353
5.00%, 05/01/2035	3,275	3,422,728
5.00%, 05/01/2036	3,385	3,528,029
5.00%, 05/01/2045	1,000	1,018,821
Series 2022-A 5.00%, 05/01/2031	1,500	1,636,750
Series 2022-C 2.583%, 05/01/2030	1,625	1,517,916
Series 2023-E 5.00%, 05/01/2033	5,080	5,628,727
Series 2024 5.00%, 05/01/2035	13,000	14,430,443

282 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.00%, 05/01/2036	$1,950	$2,144,540
5.00%, 05/01/2039	5,860	6,324,913
5.25%, 05/01/2044	10,000	10,783,586
Series 2025-D 5.00%, 05/01/2031	2,000	2,182,334
Series 2026-A 5.25%, 05/01/2045(d)	1,000	1,084,808
San Joaquin Valley Clean Energy Authority (Goldman Sachs Group) Series 2025 5.50%, 01/01/2056	7,120	7,885,913
San Mateo Joint Powers Financing Authority (County of San Mateo CA Lease) Series 2019-A 5.00%, 07/15/2026	3,310	3,319,615
San Mateo Union High School District (San Mateo Union High School District) Series 2026 5.00%, 09/01/2028(d)	1,750	1,856,962
5.00%, 09/01/2029(d)	1,150	1,249,511
5.00%, 09/01/2030(d)	1,830	2,031,615
5.00%, 09/01/2033(d)	1,000	1,164,138
Saugus/Hart School Facilities Financing Authority (Saugus Union School District Community Facilities District No. 06-01) Series 2016 5.00%, 09/01/2029	1,000	1,003,006
5.00%, 09/01/2030	1,365	1,369,059
South Orange County Public Financing Authority (South Orange County Public Financing Authority) Series 2023 5.00%, 08/15/2026	1,005	1,009,865
South San Francisco Unified School District (South San Francisco Unified School District) Series 2025 5.00%, 09/01/2029	1,000	1,086,746
Southern California Public Power Authority (American General Life Insurance) Series 2024-A 5.00%, 04/01/2055	3,500	3,660,053
Southern California Public Power Authority (Los Angeles Dept. of Water & Power Power System Revenue) Series 2023 5.00%, 07/01/2035	2,645	2,939,997
5.00%, 07/01/2036	2,000	2,210,844
5.00%, 07/01/2039	2,000	2,178,964
5.00%, 07/01/2041	1,100	1,190,219

ABFunds.com	AB Active ETFs, Inc. 283

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2024 5.00%, 07/01/2040	$3,200	$3,509,352
5.00%, 07/01/2042	1,650	1,789,938
5.00%, 07/01/2044	1,995	2,132,961
BAM Series 2025 5.25%, 07/01/2042	2,175	2,432,565
Southern California Public Power Authority (Pacific Life Insurance) Series 2026 5.00%, 11/01/2033(d)	1,000	1,065,711
Southern California Public Power Authority (Southern California Public Power Authority) BAM Series 2025 5.00%, 07/01/2035	1,950	2,228,745
5.25%, 07/01/2044	1,200	1,320,925
5.25%, 07/01/2045	1,730	1,888,593
State of California (State of California) Series 2009 7.30%, 10/01/2039	1,000	1,143,782
7.55%, 04/01/2039	1,000	1,190,258
Series 2016 5.00%, 09/01/2034	3,500	3,518,414
Series 2019 5.00%, 04/01/2028	1,625	1,701,454
5.00%, 04/01/2037	615	648,813
Series 2023 6.00%, 03/01/2033	5,000	5,370,570
Series 2024 5.15%, 09/01/2034	2,000	2,054,449
Series 2025 5.00%, 11/01/2027	7,000	7,254,447
Series 2026 5.00%, 10/01/2042	1,065	1,204,423
Sweetwater Union High School District (Sweetwater Union High School District) Series 2016 5.00%, 08/01/2030	3,205	3,211,500
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization) Series 2021 4.00%, 06/01/2034	1,000	1,017,425
4.00%, 06/01/2036	1,015	1,024,106
4.00%, 06/01/2038	1,210	1,211,523
4.00%, 06/01/2040	1,150	1,119,537
5.00%, 06/01/2026	1,360	1,360,000
5.00%, 06/01/2027	1,500	1,533,320
5.00%, 06/01/2028	1,220	1,272,506

284 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.00%, 06/01/2030	$1,500	$1,616,379
5.00%, 06/01/2032	1,300	1,403,709
Transbay Joint Powers Authority (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment) Series 2020 5.00%, 10/01/2031	500	522,465
5.00%, 10/01/2032	950	990,254
5.00%, 10/01/2034	600	622,060
5.00%, 10/01/2035	600	620,262
5.00%, 10/01/2036	800	824,420
5.00%, 10/01/2037	1,375	1,412,895
5.00%, 10/01/2038	1,000	1,024,958
Tustin Unified School District (Tustin Unified School District Community Facilities District No. 97-1) BAM Series 2026 5.00%, 09/01/2033	4,220	4,775,843
5.00%, 09/01/2034	2,555	2,916,512
University of California (University of California) Series 2017-A 5.00%, 05/15/2028	1,000	1,025,199
5.00%, 05/15/2029	3,000	3,070,911
5.00%, 05/15/2031	2,465	2,522,246
Series 2023-B 4.693%, 05/15/2033	6,260	6,296,980
Series 2025-C 5.50%, 05/15/2040	2,000	2,356,617
Series 2026-C 5.00%, 11/15/2039	4,150	4,913,824
Washington Township Health Care District (Washington Township Health Care District) Series 2023-A 5.00%, 07/01/2040	400	410,806
5.00%, 07/01/2041	360	366,367
5.00%, 07/01/2042	350	354,536
5.00%, 07/01/2043	275	277,739
AG Series 2023-B 4.125%, 08/01/2041	750	754,324
4.125%, 08/01/2042	275	273,397
4.25%, 08/01/2043	370	369,995
Westlands Water District (Prerefunded – US Treasuries) AG Series 2016-A 5.00%, 09/01/2032	1,300	1,307,595
Yucaipa Valley Water District Financing Authority (Yucaipa Valley Water District Water & Sewer Revenue) Series 2024-A 5.00%, 06/01/2026	10,000	10,000,000

		990,496,149

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

American Samoa – 0.1%
American Samoa Economic Development Authority (American Samoa Economic Development Authority) Series 2025-A 5.00%, 09/01/2030(b)	$1,000	$1,041,780
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 6.50%, 09/01/2028(b)	470	485,434

		1,527,214

Florida – 0.1%
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2033	175	133,737
County of Osceola FL Transportation Revenue (County of Osceola FL Transportation Revenue) Series 2020-A Zero Coupon, 10/01/2030	150	127,079
Zero Coupon, 10/01/2031	185	150,129
Zero Coupon, 10/01/2032	100	77,693
Zero Coupon, 10/01/2033	250	185,639
Zero Coupon, 10/01/2034	270	191,263
New River Community Development District (New River Community Development District) Series 2006-B 5.00%, 05/01/2013(e)(f)	405	4

		865,544

Georgia – 0.2%
Municipal Electric Authority of Georgia (Municipal Electric Authority of Georgia) Series 2019 5.00%, 01/01/2032	460	478,008
5.00%, 01/01/2035	250	258,619
5.00%, 01/01/2036	1,590	1,642,011

		2,378,638

Guam – 1.7%
Antonio B Won Pat International Airport Authority (Antonio B Won Pat Intl Airport Authority) Series 2021-A 2.899%, 10/01/2027	825	808,394
Series 2023 5.00%, 10/01/2028	960	984,661
5.125%, 10/01/2034	140	150,214
5.375%, 10/01/2040	275	292,828

286 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2024-A 5.00%, 10/01/2027	$155	$157,628
5.00%, 10/01/2031	600	633,082
5.00%, 10/01/2033	600	639,826
5.00%, 10/01/2034	450	482,004
Guam Department of Education (Guam Dept. of Education COP) Series 2020 4.25%, 02/01/2030	1,225	1,224,416
5.00%, 02/01/2040	1,090	1,097,703
Guam Education Financing Foundation (Guam Education Financing Foundation COP) Series 2016-B 5.00%, 10/01/2026(b)	1,045	1,045,676
Guam Power Authority (Guam Power Authority) Series 2022-A 5.00%, 10/01/2028	3,000	3,104,639
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2026	1,000	1,004,617
5.00%, 12/01/2029	455	457,192
5.00%, 12/01/2030	730	733,346
5.00%, 12/01/2032	675	677,623
Territory of Guam (Territory of Guam) Series 2019 5.00%, 11/15/2031	355	370,261
Series 2025-G 5.00%, 01/01/2033	1,200	1,300,044
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 5.00%, 01/01/2031	1,000	1,067,641
Territory of Guam (Territory of Guam Hotel Occupancy Tax) Series 2021-A 5.00%, 11/01/2027	795	813,499
5.00%, 11/01/2028	955	992,477
5.00%, 11/01/2029	1,000	1,053,501
5.00%, 11/01/2030	820	874,184

		19,965,456

Illinois – 0.5%
Metropolitan Pier & Exposition Authority (Metropolitan Pier & Exposition Authority) Series 2017-B 5.00%, 12/15/2026	3,250	3,282,098

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Village of Bolingbrook IL Sales Tax Revenue (Village of Bolingbrook IL Sales Tax Revenue) 6.00%, 01/01/2026(e)(f)	$3,602	$1,945,251

		5,227,349

Indiana – 0.0%
City of Fort Wayne IN (Do Good Foods Fort Wayne Obligated Group) 10.75%, 12/01/2029(e)(g)	25	2

Kentucky – 0.4%
City of Ashland KY (Royal Blue Health Obligated Group) Series 2019 5.00%, 02/01/2027	260	263,000
5.00%, 02/01/2030	160	169,465
5.00%, 02/01/2031	200	211,813
Kentucky Economic Development Finance Authority (Owensboro Health Obligated Group) Series 2017-A 5.00%, 06/01/2029	3,500	3,540,474

		4,184,752

Missouri – 0.0%
Howard Bend Levee District (Howard Bend Levee District) XLCA Series 2005 5.75%, 03/01/2027	150	152,534

New Jersey – 1.2%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2027	1,410	1,411,964
5.00%, 06/15/2029	6,660	6,668,841
Series 2018-A 5.00%, 06/15/2028	2,710	2,713,614
5.00%, 06/15/2029	1,290	1,291,712
Tobacco Settlement Financing Corp./NJ (Tobacco Settlement Financing Corp/NJ) Series 2018-A 5.00%, 06/01/2026	1,000	1,000,000
5.00%, 06/01/2028	1,000	1,041,290

		14,127,421

New York – 0.0%
New York Transportation Development Corp. (Laguardia Gateway Partners) Series 2016-A 5.00%, 07/01/2046	220	219,997

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Ohio – 0.1%
Buckeye Tobacco Settlement Financing Authority (Buckeye Tobacco Settlement Financing Authority) Series 2020-A 5.00%, 06/01/2036	$1,175	$1,231,178

Other – 0.4%
Federal Home Loan Mortgage Corp. Multifamily ML Certificates Series 2021-ML10, Class AUS 2.032%, 01/25/2038	4,690	3,733,491
Series 2022-ML13, Class ACA 2.875%, 07/25/2036	909	838,235
Series 2022-ML13, Class XCA 0.960%, 07/25/2036(c)	2,455	104,653

		4,676,379

Pennsylvania – 0.1%
Allentown Neighborhood Improvement Zone Development Authority (Allentown Neighborhood Improvement Zone Center City Investment Revenue) Series 2018 5.00%, 05/01/2033(b)	1,000	1,025,997

Puerto Rico – 1.1%
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2021-A Zero Coupon, 07/01/2033	1,680	1,224,286
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico Commonwealth Aqueduct & Sewer Authority) Series 2020-A 5.00%, 07/01/2030(b)	2,440	2,548,555
5.00%, 07/01/2035(b)	1,735	1,799,340
Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) AG Series 2007-V 5.25%, 07/01/2027	1,720	1,731,105
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.25%, 01/01/2040	1,665	1,885,988
6.75%, 01/01/2045	1,000	1,133,273

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue (Puerto Rico Sales Tax Financing Sales Tax Revenue) Series 2018-A Zero Coupon, 07/01/2029	$1,500	$1,359,530
Zero Coupon, 07/01/2033	1,516	1,178,159

		12,860,236

Washington – 0.1%
Washington Health Care Facilities Authority (CommonSpirit Health Obligated Group) Series 2019-A 5.00%, 08/01/2031	830	875,723

Wisconsin – 0.2%
Wisconsin Public Finance Authority (UMA Education, Inc.) Series 2019 5.00%, 10/01/2026(b)	770	773,010
5.00%, 10/01/2027(b)	805	818,424
5.00%, 10/01/2028(b)	700	719,961
5.00%, 10/01/2029(b)	320	332,278

		2,643,673

Total Long-Term Municipal Bonds (cost $1,071,721,747)		1,062,458,242

Short-Term Municipal Notes – 8.1%
California – 8.1%
Bay Area Toll Authority (Bay Area Toll Authority) Series 2023-B 2.25%, 04/01/2055(h)	8,000	8,000,000
City of Los Angeles CA (City of Los Angeles CA) Series 2025 5.00%, 06/25/2026	50,000	50,077,585
County of Riverside CA (County of Riverside CA) Series 2025 5.00%, 06/30/2026	10,000	10,018,219
Long Beach Unified School District (Long Beach Unified School District) Series 2026 5.00%, 08/01/2026	4,885	4,906,086
Series 2026-B 5.00%, 08/01/2026	7,500	7,532,374

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Nuveen California AMT-Free Quality Municipal Income Fund (Nuveen California AMT-Free Quality Municipal Income Fund) Series 2017 2.02%, 10/01/2047(b)(h)	$5,000	$5,000,000
Oakland Unified School District/Alameda County (Oakland Unified School District/Alameda County) Series 2026-A 5.00%, 08/01/2026	1,500	1,505,408
San Diego Unified School District/CA (San Diego Unified School District/CA) Series 2025-P 5.00%, 07/01/2026	2,685	2,690,206
State of California (State of California) Series 2024-A 1.20%, 05/01/2054(h)	5,250	5,250,000

Total Short-Term Municipal Notes (cost $94,965,223)		94,979,878

Total Municipal Obligations (cost $1,166,686,970)		1,157,438,120

ASSET-BACKED SECURITIES – 0.0%
Autos - Fixed Rate – 0.0%
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(b) (cost $292,022)	292	294,460

Total Investments – 99.3% (cost $1,166,978,992)		1,157,732,580
Other assets less liabilities – 0.7%		7,888,628

Net Assets – 100.0%		$1,165,621,208

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at May 31, 2026	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 46, 5 Year Index, 06/20/2031*	(5.00)%	Quarterly	3.02%	USD	7,524	$(697,880)	$(283,747)	$(414,133)

*	Termination date.

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PORTFOLIO OF INVESTMENTS (continued)

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value (Received)	Upfront Premiums Paid			Unrealized Appreciation (Depreciation)
USD	5,200	10/15/2028	CPI#	3.020%	Maturity	$11,290	$	– 0	–	$11,290
USD	13,413	10/15/2029	2.451%	CPI#	Maturity	246,361		115,181		131,180
USD	10,800	10/15/2029	2.485%	CPI#	Maturity	180,719		78,037		102,682
USD	6,560	10/15/2030	CPI#	2.840%	Maturity	23,662		– 0	–	23,662

						$462,032		$193,218		$268,814

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)
USD	2,000	10/15/2030	1 Day SOFR	4.092%	Annual	$22,368	$59,026		$(36,658)
USD	10,000	08/15/2031	1 Day SOFR	4.053%	Annual	95,126	302,588		(207,462)
USD	12,400	11/05/2032	1 Day SOFR	3.516%	Annual	(300,145)	– 0	–	(300,145)
USD	7,300	01/03/2033	1 Day SOFR	3.611%	Annual	(134,158)	– 0	–	(134,158)
USD	18,200	03/25/2033	1 Day SOFR	3.774%	Annual	(165,581)	– 0	–	(165,581)
USD	6,200	06/15/2034	3.543%	1 Day SOFR	Annual	211,629	12,555		199,074
USD	11,000	08/15/2034	3.545%	1 Day SOFR	Annual	371,071	26,843		344,228
USD	3,670	08/15/2034	3.272%	1 Day SOFR	Annual	202,033	79,690		122,343
USD	7,800	09/25/2035	3.587%	1 Day SOFR	Annual	278,446	24,795		253,651
USD	11,700	10/25/2035	3.521%	1 Day SOFR	Annual	481,729	– 0	–	481,729

						$1,062,518	$505,497		$557,021

(a)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at May 31, 2026.

(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At May 31, 2026, the aggregate market value of these securities amounted to $104,975,199 or 9.0% of net assets.

(c)	IO – Interest Only.

(d)	When-Issued or delayed delivery security.

(e)	Non-income producing security.

(f)	Defaulted matured security.

(g)	Defaulted.

(h)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

As of May 31, 2026, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.9% and 0.0%, respectively.

292 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Glossary:

AG – Assured Guaranty Inc.

AMBAC – American Bond Assurance Corporation

AMT – Alternative Minimum Tax (subject to)

BAM – Build American Mutual

CDX-NAHY – North American High Yield Credit Default Swap Index

CHF – Collegiate Housing Foundation

CME – Chicago Mercantile Exchange

COP – Certificate of Participation

MUNIPSA – SIFMA Municipal Swap Index.

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

XLCA – XL Capital Assurance Inc.

See notes to financial statements.

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PORTFOLIO OF INVESTMENTS

AB NEW YORK INTERMEDIATE MUNICIPAL ETF

May 31, 2026 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 98.4%
Long-Term Municipal Bonds – 91.2%
New York – 80.4%
Albany Capital Resource Corp. (Albany Medical Center Hospital Obligated Group) Series 2025 5.25%, 05/01/2042	$1,500	$1,674,594
5.25%, 05/01/2043	2,250	2,493,583
Albany County Airport Authority (Albany County Airport Authority) Series 2020-B 5.00%, 12/15/2026	855	863,857
Broome County Local Development Corp. (United Health Services Hospitals Obligated Group) AG Series 2020 3.00%, 04/01/2035	2,220	2,100,534
3.00%, 04/01/2036	2,000	1,862,139
3.00%, 04/01/2037	1,500	1,370,373
4.00%, 04/01/2034	725	738,111
4.00%, 04/01/2038	2,900	2,916,695
4.00%, 04/01/2040	1,500	1,493,894
5.00%, 04/01/2032	2,000	2,122,047
5.00%, 04/01/2033	1,000	1,057,871
Buffalo Municipal Water Finance Authority (Buffalo Municipal Water Finance Authority) BAM Series 2026-B 5.00%, 07/01/2029	1,000	1,075,814
Build NYC Resource Corp. (East Harlem Scholars Academy Charter School Obligated Group) Series 2022 5.00%, 06/01/2032(a)	1,150	1,171,380
5.75%, 06/01/2042(a)	2,250	2,283,392
Build NYC Resource Corp. (Grand Concourse Acadmey Charter School) Series 2022 5.00%, 07/01/2042	550	553,963
Build NYC Resource Corp. (Integration Charter Schools) Series 2021 5.00%, 06/01/2041(a)	800	725,608
Build NYC Resource Corp. (Metropolitan College of New York) 5.25%, 11/01/2029	759	607,255
Build NYC Resource Corp. (REN 4520 83rd Street LLC) Series 2025 4.25%, 06/15/2035	1,900	1,889,636

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

4.75%, 06/15/2040	$1,900	$1,898,410
5.75%, 06/15/2060	1,500	1,501,019
Build NYC Resource Corp. (South Bronx Classical Charter School V) Series 2026 5.00%, 06/15/2041	2,000	2,096,505
Build NYC Resource Corp. (Success Academy Charter Schools Obligated Group) Series 2024 4.00%, 09/01/2040	1,060	1,040,343
4.00%, 09/01/2041	1,725	1,679,924
4.00%, 09/01/2042	1,175	1,128,378
5.00%, 09/01/2038	1,485	1,566,882
5.00%, 09/01/2039	1,125	1,181,493
Build NYC Resource Corp. (TrIPs Obligated Group) Series 2025 5.50%, 07/01/2045	1,535	1,633,941
Build NYC Resource Corp. (Zeta Charter Schools Obligated Group) Series 2026 5.00%, 06/01/2036(a)	6,250	6,491,616
City of New York NY (City of New York NY) 4.61%, 09/01/2037	1,031	985,820
Series 2016-E 5.00%, 08/01/2026	2,400	2,409,563
5.00%, 08/01/2027	1,495	1,500,993
Series 2018-A 5.00%, 08/01/2026	7,690	7,720,640
Series 2018-D 5.00%, 12/01/2038	9,665	10,002,566
Series 2020-A 5.00%, 08/01/2026	2,185	2,193,706
Series 2020-C 4.00%, 08/01/2037	3,445	3,475,414
4.00%, 08/01/2039	1,450	1,450,324
5.00%, 08/01/2026	3,000	3,011,953
Series 2021 1.216%, 08/01/2026	5,360	5,334,994
1.396%, 08/01/2027	4,950	4,800,145
1.623%, 08/01/2028	3,255	3,073,719
Series 2021-F 4.00%, 03/01/2040	1,000	999,564
Series 2023 5.00%, 08/01/2036	2,500	2,755,314
5.00%, 08/01/2040	1,000	1,084,755
5.00%, 08/01/2043	5,000	5,346,998

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2023-C 5.00%, 08/01/2027	$15,305	$15,750,310
Series 2023-E 5.25%, 04/01/2044	4,000	4,308,991
Series 2024-A 5.00%, 08/01/2026	1,000	1,003,984
5.00%, 08/01/2029	1,065	1,139,332
AG Series 2024-A 5.00%, 08/01/2026	4,985	5,004,947
Series 2024-B 5.00%, 09/01/2027	5,000	5,155,869
Series 2024-C 5.00%, 09/01/2044	1,000	1,069,027
AG Series 2024-C 5.00%, 10/01/2027	1,000	1,033,394
Series 2024-I 5.00%, 04/01/2034	7,000	7,932,128
Series 2025 5.00%, 08/01/2027	3,820	3,931,146
Series 2025-A 5.00%, 08/01/2035	2,000	2,283,736
Series 2025-B 5.00%, 08/01/2028	9,745	10,249,618
Series 2025-D 5.00%, 10/01/2030	4,060	4,422,546
Series 2025-G 5.00%, 02/01/2032	2,000	2,214,536
Series 2026 5.00%, 08/01/2030	3,500	3,802,924
Series 2026-G 5.00%, 02/01/2044	6,000	6,492,585
City of New York NY (Prerefunded – US Treasuries) Series 2021 1.216%, 08/01/2026	640	637,146
1.623%, 08/01/2028	745	704,682
City of Yonkers NY (City of Yonkers NY) AG Series 2024-A 5.00%, 02/15/2037	1,100	1,220,358
5.00%, 02/15/2040	1,000	1,093,858
5.00%, 02/15/2041	2,120	2,303,356
County of Nassau NY (County of Nassau NY) Series 2017-C 5.00%, 10/01/2026	2,220	2,238,254
Series 2024-A 5.00%, 04/01/2040	5,705	6,323,921

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.00%, 04/01/2041	$2,855	$3,148,366
5.00%, 04/01/2043	6,280	6,844,895
County of Suffolk NY (County of Suffolk NY) Series 2022 5.00%, 09/01/2029	1,770	1,908,518
Dutchess County Local Development Corp. (Bard College) Series 2020-A 5.00%, 07/01/2040	2,400	2,453,201
Series 2020-B 5.918%, 07/01/2039	4,855	4,829,322
Empire State Development Corp. (State of New York Pers Income Tax) Series 2017 5.00%, 03/15/2031	5,000	5,087,013
Series 2022 5.00%, 09/15/2029	6,830	7,361,823
Hempstead Town Local Development Corp. (Adelphi University) Series 2026 5.00%, 10/01/2039	1,000	1,078,933
5.00%, 10/01/2040	1,200	1,291,188
5.00%, 10/01/2042	1,305	1,384,696
Series 2026-A 5.00%, 10/01/2043	1,000	1,054,212
Hempstead Town Local Development Corp. (Evergreen Charter School) Series 2022-A 5.25%, 06/15/2042	4,000	4,068,898
Hudson Yards Infrastructure Corp. (Hudson Yards Infrastructure) Series 2017-A 5.00%, 02/15/2031	17,060	17,326,443
5.00%, 02/15/2032	5,590	5,674,548
Metropolitan Transportation Authority (Metropolitan Transportation Authority) AG Series 2006-B 5.25%, 11/15/2026	5,000	5,056,274
Series 2010 6.814%, 11/15/2040	3,315	3,645,517
Series 2016-D 5.00%, 11/15/2027	1,210	1,221,501
Series 2017 5.00%, 11/15/2027	5,050	5,223,442
5.00%, 11/15/2028	4,020	4,248,511
Series 2017-C 5.00%, 11/15/2027	9,140	9,453,912

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.00%, 11/15/2028	$7,400	$7,712,634
5.00%, 11/15/2029	1,790	1,865,642
5.00%, 11/15/2031	29,930	31,089,243
Series 2020-C 4.75%, 11/15/2045	1,000	1,006,710
Series 2021 2.862% (SOFR + 0.43%), 11/01/2026(b)	250	249,484
Series 2025 5.00%, 11/15/2031	1,325	1,468,228
5.00%, 11/15/2035	2,815	3,216,144
5.00%, 11/15/2044	2,000	2,120,172
Metropolitan Transportation Authority (Metropolitan Transportation Authority Dedicated Tax Fund) Series 2017-A 5.00%, 11/15/2031	2,060	2,103,657
Metropolitan Transportation Authority Dedicated Tax Fund (Metropolitan Transportation Authority Dedicated Tax Fund) Series 2022-A 4.00%, 11/15/2038	3,000	3,042,478
Monroe County Industrial Development Corp./NY (Academy of Health Sciences Charter School) Series 2022 5.00%, 07/01/2032(a)	250	256,124
5.625%, 07/01/2042(a)	2,000	2,035,428
Monroe County Industrial Development Corp./NY (Rochester Regional Health Obligated Group) Series 2020 5.00%, 12/01/2028	1,210	1,262,016
Monroe County Industrial Development Corp./NY (St. Ann’s of Greater Rochester Obligated Group) Series 2019 4.00%, 01/01/2030	1,485	1,472,592
Monroe County Industrial Development Corp./NY (True North Rochester Prep Charter School) Series 2020 5.00%, 06/01/2040(a)	2,265	2,283,708
Nassau County Local Economic Assistance Corp. (Roosevelt Children’s Academy Charter School) Series 2023 4.00%, 07/01/2033	700	640,706
Nassau Health Care Corp. (Nassau Health Care Corp.) Series 2021 5.00%, 08/01/2029	6,000	6,452,632

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New York City Health & Hospitals Corp. (New York City Health & Hospital Lease) Series 2025-A 5.00%, 02/15/2041	$4,000	$4,409,568
5.00%, 02/15/2042	1,000	1,095,410
New York City Housing Development Corp. (NYHDC 2024-8SPR)
Series 2024-8SPR, Class D 4.00%, 12/15/2043	550	556,151
Series 2024-8SPR, Class E 4.375%, 12/15/2043	1,070	1,087,605
Series 2024-8SPR, Class F 5.25%, 12/15/2043	2,620	2,700,167
New York City Industrial Development Agency (Yankee Stadium LLC) AG Series 2020 4.00%, 03/01/2031	4,760	4,927,858
New York City Municipal Water Finance Authority (New York City Municipal Water Finance Authority) Series 2021-B 4.00%, 06/15/2039	2,000	2,022,457
Series 2023 5.00%, 06/15/2035	13,345	15,270,854
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2018-S 5.00%, 07/15/2031	2,065	2,160,290
5.00%, 07/15/2032	16,090	16,808,391
New York City Transitional Finance Authority Building Aid Revenue (State of New York) Series 2025-S 5.00%, 07/15/2027	3,745	3,851,933
5.00%, 07/15/2028	2,500	2,628,641
New York City Transitional Finance Authority Building Aid Revenue (State of New York State Lease) Series 2021-S 4.00%, 07/15/2040	2,500	2,506,747
New York City Transitional Finance Authority Future Tax Secured Revenue (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2017-F 5.00%, 05/01/2032	1,220	1,244,203
Series 2020 5.00%, 11/01/2027	2,580	2,666,103

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2020-1 5.00%, 11/01/2027	$17,235	$17,810,185
Series 2021-E 4.00%, 02/01/2038	3,750	3,813,278
4.00%, 02/01/2040	12,575	12,642,269
Series 2022 5.00%, 11/01/2026	4,000	4,040,554
Series 2023 5.50%, 05/01/2043	5,000	5,564,415
Series 2023-E 5.00%, 11/01/2026	3,000	3,030,415
Series 2024 5.01%, 05/01/2034	2,000	2,025,136
Series 2025 5.00%, 05/01/2043	5,500	5,965,343
Series 2026 5.00%, 02/01/2028	1,250	1,299,075
5.00%, 11/01/2030(c)	1,500	1,636,610
5.00%, 11/01/2030	4,125	4,502,939
New York City Transitional Finance Authority Future Tax Secured Revenue (Prerefunded – US Govt Agencies) Series 2016-B 5.00%, 08/01/2031	2,200	2,208,054
New York Energy Finance Development Corp. (Athene Annuity & Life Co.) Series 2025 5.00%, 07/01/2056	9,115	9,425,288
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.375%, 11/15/2040(a)	2,000	2,001,362
7.25%, 11/15/2044(a)	3,260	3,264,884
New York Liberty Development Corp. (One Bryant Park LLC) Series 2019 2.45%, 09/15/2069	20,000	19,282,980
2.625%, 09/15/2069	22,240	21,031,576
2.80%, 09/15/2069	6,470	6,090,305
New York Liberty Development Corp. (Port Authority of New York & New Jersey) Series 2021-1 3.00%, 02/15/2042	20,000	16,659,392
New York Power Authority (New York Power Authority SFP Transmission Project) AG Series 2023 5.25%, 11/15/2040	1,000	1,132,664

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.25%, 11/15/2041	$1,000	$1,128,103
New York State Dormitory Authority (Catholic Health System Obligated Group) Series 2019 5.00%, 07/01/2036	1,000	982,936
New York State Dormitory Authority (Garnet Health Medical Center Obligated Group) Series 2017 5.00%, 12/01/2026(a)	1,500	1,499,951
5.00%, 12/01/2034(a)	2,500	2,454,650
New York State Dormitory Authority (Iona College) Series 2022-2 5.00%, 07/01/2026	620	620,906
5.00%, 07/01/2027	325	330,922
5.00%, 07/01/2029	500	525,098
5.00%, 07/01/2030	300	318,965
5.00%, 07/01/2031	320	343,207
5.00%, 07/01/2032	280	302,474
New York State Dormitory Authority (Iona University) AG Series 2025 5.00%, 07/01/2039	1,000	1,117,712
5.00%, 07/01/2040	1,000	1,109,350
5.50%, 07/01/2044	1,250	1,378,746
New York State Dormitory Authority (Memorial Sloan-Kettering Cancer Center) Series 2025 5.00%, 07/01/2035	1,000	1,173,981
New York State Dormitory Authority (Montefiore Obligated Group) Series 2024 5.25%, 11/01/2041	2,150	2,287,752
5.25%, 11/01/2043	1,500	1,576,798
5.50%, 11/01/2044	2,900	3,090,913
New York State Dormitory Authority (Mount Sinai Hospital Obligated Group) Series 2025 5.00%, 07/01/2045	6,250	6,367,141
New York State Dormitory Authority (New York & Presbyterian Hospital Obligated Group) Series 2023 5.00%, 08/01/2036	4,250	4,768,952
New York State Dormitory Authority (New York State Dormitory Authority Lease) AG Series 2020 5.00%, 10/01/2026	3,045	3,070,242
5.00%, 10/01/2029	2,130	2,248,782

ABFunds.com	AB Active ETFs, Inc. 301

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New York State Dormitory Authority (New York State Sales Tax) Series 2018-C 5.00%, 03/15/2040	$2,000	$2,054,334
New York State Dormitory Authority (New York University) Series 2019-A 5.00%, 07/01/2032	2,975	3,174,057
New York State Dormitory Authority (Northwell Health Obligated Group) Series 2022 4.00%, 05/01/2039	2,500	2,483,141
4.00%, 05/01/2040	6,000	5,856,963
Series 2025 5.00%, 05/01/2027	2,300	2,347,224
5.00%, 05/01/2029	10,635	11,295,127
New York State Dormitory Authority (NYU Langone Hospitals Obligated Group) Series 2024 5.00%, 07/01/2030	1,600	1,749,730
5.00%, 07/01/2034	1,700	1,939,047
New York State Dormitory Authority (Pace University) Series 2024-A 5.25%, 05/01/2039	1,050	1,141,442
5.25%, 05/01/2042	1,325	1,407,520
5.25%, 05/01/2044	1,050	1,103,335
5.50%, 05/01/2049	1,500	1,563,824
New York State Dormitory Authority (Prerefunded – US Treasuries) AG Series 2020 5.00%, 10/01/2026	5	5,038
5.00%, 10/01/2029	5	5,267
New York State Dormitory Authority (Rochester Institute of Technology) Series 2020-A 5.00%, 07/01/2026	1,000	1,001,849
New York State Dormitory Authority (St. John’s University/NY) Series 2021-A 4.00%, 07/01/2031	1,400	1,464,080
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2009 5.628%, 03/15/2039	2,225	2,274,439
Series 2017-B 5.00%, 02/15/2037	5,520	5,630,940
Series 2021-A 4.00%, 03/15/2039	1,000	1,004,694

302 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2021-E 4.00%, 03/15/2037	$4,645	$4,735,431
Series 2022-A 4.00%, 03/15/2039	2,000	2,011,193
Series 2024-A 5.00%, 03/15/2046	3,000	3,163,675
New York State Dormitory Authority (State University of New York Dormitory Facilities Revenue) Series 2020 2.985%, 07/01/2040	2,000	1,599,680
New York State Dormitory Authority (Wagner College) Series 2022 5.00%, 07/01/2035	1,000	944,308
5.00%, 07/01/2037	1,000	935,619
5.00%, 07/01/2039	1,500	1,394,849
5.00%, 07/01/2042	1,630	1,502,932
New York State Dormitory Authority (White Plains Hospital Obligated Group) Series 2024 5.00%, 10/01/2035	1,300	1,411,662
5.00%, 10/01/2036	1,700	1,834,600
5.00%, 10/01/2037	1,800	1,931,511
New York State Energy Research & Development Authority (Rochester Gas & Electric) Series 2025 4.00%, 05/15/2032	6,800	6,871,395
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority) Series 2019-B 5.00%, 06/15/2027	445	456,862
Series 2023 5.125%, 09/01/2050(a)	1,800	1,890,874
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2021-O 4.00%, 01/01/2042	5,750	5,731,250
New York State Thruway Authority (State of New York Pers Income Tax) Series 2022-A 5.00%, 03/15/2039	7,250	7,873,981
Series 2025-A 5.00%, 03/15/2045	5,645	6,079,018
New York Transportation Development Corp. (American Airlines, Inc.) Series 2016 5.00%, 08/01/2026	375	375,231

ABFunds.com	AB Active ETFs, Inc. 303

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2020 5.375%, 08/01/2036	$2,685	$2,795,398
Series 2021 2.25%, 08/01/2026	420	419,513
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 5.00%, 01/01/2030	24,485	25,152,794
5.00%, 01/01/2032	2,355	2,411,095
5.00%, 01/01/2034	1,630	1,662,926
5.00%, 01/01/2036	2,000	2,034,853
Series 2020 4.375%, 10/01/2045	1,500	1,434,215
5.00%, 10/01/2040	1,500	1,540,248
Series 2023 5.625%, 04/01/2040	4,165	4,423,009
6.00%, 04/01/2035	1,500	1,654,583
New York Transportation Development Corp. (Elevated Accessibility Enhancements Holding) Series 2023 6.971%, 06/30/2051	2,000	1,995,292
New York Transportation Development Corp. (Empire State Thruway Partners) Series 2021 4.00%, 10/31/2034	500	504,572
4.00%, 10/31/2041	2,075	2,029,842
New York Transportation Development Corp. (JFK Intl Air Terminal) Series 2020 5.00%, 12/01/2027	2,210	2,265,216
5.00%, 12/01/2030	1,010	1,076,487
5.00%, 12/01/2031	400	424,776
5.00%, 12/01/2032	1,035	1,095,969
5.00%, 12/01/2035	1,000	1,048,660
5.00%, 12/01/2036	1,050	1,097,123
Series 2022 5.00%, 12/01/2027	2,115	2,167,843
5.00%, 12/01/2031	4,205	4,518,014
5.00%, 12/01/2035	1,000	1,067,769
5.00%, 12/01/2039	4,580	4,805,864
5.00%, 12/01/2040	3,310	3,458,740
5.00%, 12/01/2042	2,860	2,960,880
New York Transportation Development Corp. (JFK NTO LLC) AG Series 2023 5.50%, 06/30/2043	2,250	2,381,342
5.50%, 06/30/2044	3,630	3,827,029
Series 2024 5.25%, 06/30/2043	8,500	8,882,099

304 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.25%, 06/30/2044	$10,895	$11,306,083
AG Series 2024 4.25%, 06/30/2042	10,000	9,703,758
Series 2025 6.00%, 06/30/2044	2,650	2,928,304
New York Transportation Development Corp. (Laguardia Gateway Partners) Series 2016-A 5.00%, 07/01/2046	4,400	4,399,947
5.25%, 01/01/2050	2,535	2,535,145
Onondaga Civic Development Corp. (Crouse Health Hospital Obligated Group) Series 2024 5.00%, 08/01/2033	825	817,066
Onondaga Civic Development Corp. (Le Moyne College) Series 2022 4.00%, 07/01/2034	300	301,699
4.00%, 07/01/2036	350	347,772
4.00%, 07/01/2039	450	435,309
Port Authority of New York & New Jersey (Port Authority of New York & New Jersey) Series 2017 5.00%, 10/15/2028	6,925	7,037,863
Series 2018-2 5.00%, 09/15/2026	1,000	1,006,430
5.00%, 09/15/2027	5,300	5,446,507
5.00%, 09/15/2028	8,000	8,271,992
5.00%, 09/15/2031	5,000	5,160,594
5.00%, 09/15/2033	5,335	5,489,621
Series 2019 5.00%, 11/01/2039	9,000	9,352,474
Series 2020-2 5.00%, 07/15/2033	3,000	3,197,978
5.00%, 07/15/2034	4,860	5,167,182
5.00%, 07/15/2035	5,095	5,398,519
Series 2022 5.00%, 01/15/2047	3,000	3,095,137
Series 2022-2 5.00%, 08/01/2030	7,185	7,757,485
5.00%, 08/01/2035	1,390	1,504,459
Series 2023-2 5.00%, 07/15/2035	2,505	2,770,662
5.00%, 07/15/2036	1,350	1,481,370
5.00%, 12/01/2036	1,750	1,920,636
5.00%, 12/01/2038	2,000	2,160,314
5.00%, 12/01/2041	1,005	1,071,589

ABFunds.com	AB Active ETFs, Inc. 305

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2024-2 5.00%, 09/01/2030	$2,000	$2,161,840
Rensselaer County Capital Resource Corp. (County of Rensselaer NY Lease) Series 2026 5.25%, 04/01/2042	1,000	1,116,393
Saratoga County Capital Resource Corp. (Washington Saratoga Warren Hamilton & Essex Boces) Series 2025 4.875%, 07/01/2044	6,000	6,208,478
State of New York (State of New York) Series 2023-A 5.00%, 03/15/2031	5,600	6,260,277
5.00%, 03/15/2032	1,815	2,063,366
5.00%, 03/15/2033	1,750	2,019,030
5.00%, 03/15/2036	1,500	1,698,256
5.00%, 03/15/2038	1,500	1,690,430
5.00%, 03/15/2039	2,000	2,245,745
5.00%, 03/15/2040	2,250	2,516,164
Series 2023-C 5.00%, 03/15/2037	1,670	1,879,894
Suffolk County Economic Development Corp. (Peconic Landing at Southold) Series 2020 5.00%, 12/01/2029	500	513,021
Suffolk Regional Off-Track Betting Corp. (Suffolk Regional Off-Track Betting) Series 2024 5.75%, 12/01/2044	4,300	4,424,214
Suffolk Tobacco Asset Securitization Corp. (Suffolk Tobacco Asset Securitization) Series 2021 4.00%, 06/01/2035	2,300	2,303,826
4.00%, 06/01/2036	2,425	2,412,547
4.00%, 06/01/2038	1,000	974,577
5.00%, 06/01/2034	2,275	2,435,626
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.511%, 05/15/2035	10,000	8,349,805
Series 2022 5.00%, 05/15/2041	1,750	1,892,246
Series 2023 5.25%, 11/15/2042	10,420	11,502,605

306 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2024 5.00%, 11/15/2033	$3,000	$3,440,963
Series 2024-B 5.00%, 03/15/2027	5,000	5,096,599
Series 2025 5.00%, 03/15/2027	13,850	14,117,578
Series 2026 5.00%, 02/01/2028	10,500	10,931,476
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority) Series 2025-A 5.00%, 02/01/2028	10,865	11,311,475
5.00%, 03/01/2028	2,500	2,607,870
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute) Series 2020 4.00%, 09/01/2040	1,190	1,161,197
5.00%, 09/01/2031	2,570	2,746,453
5.00%, 09/01/2032	7,890	8,408,310
5.00%, 09/01/2033	3,010	3,198,581
5.00%, 09/01/2034	1,370	1,450,680
Series 2026 5.00%, 09/01/2036	600	668,120
5.00%, 09/01/2038	750	825,215
Trust for Cultural Resources of The City of New York (The) (Lincoln Center for the Performing Arts) Series 2016-A 5.00%, 12/01/2026	13,175	13,317,284
Series 2020 4.00%, 12/01/2033	1,160	1,194,090
5.00%, 12/01/2031	1,800	1,950,125
5.00%, 12/01/2032	2,000	2,159,302
Series 2026 5.00%, 12/01/2035	1,300	1,473,076
Westchester County Local Development Corp. (Kendal on Hudson Obligated Group) Series 2022 5.00%, 01/01/2027	140	141,153
5.00%, 01/01/2032	520	547,029
5.00%, 01/01/2037	530	554,600
5.00%, 01/01/2041	720	746,698

		1,048,546,249

Alabama – 0.7%
Black Belt Energy Gas District (Citadel LP) Series 2025-C 5.50%, 11/01/2056(a)	1,200	1,281,945

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Black Belt Energy Gas District (Pacific Life Insurance) Series 2024-C 5.00%, 05/01/2055	$5,000	$5,286,229
Series 2026-F 5.00%, 12/01/2035	1,220	1,295,515
Southeast Energy Authority A Cooperative District (Athene Annuity & Life Co.) Series 2025-A 5.00%, 01/01/2056	1,000	1,021,963

		8,885,652

American Samoa – 0.0%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 6.50%, 09/01/2028(a)	670	692,001

California – 0.1%
California Community Choice Financing Authority (Goldman Sachs Group) Series 2023 5.25%, 11/01/2054	1,215	1,283,751

Colorado – 0.0%
Vauxmont Metropolitan District (Vauxmont Metropolitan District) AG Series 2020 5.00%, 12/01/2050	160	161,505

Connecticut – 0.7%
State of Connecticut (State of Connecticut) Series 2018-C 5.00%, 06/15/2027	4,715	4,836,266
Series 2018-F 5.00%, 09/15/2027	4,025	4,153,356

		8,989,622

Florida – 0.0%
County of Osceola FL Transportation Revenue (County of Osceola FL Transportation Revenue) Series 2020-A Zero Coupon, 10/01/2030	100	84,719
Zero Coupon, 10/01/2032	100	77,693
Zero Coupon, 10/01/2033	100	74,256
Zero Coupon, 10/01/2034	110	77,922

		314,590

308 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Georgia – 0.6%
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2021-C 4.00%, 05/01/2052	$2,440	$2,472,044
Series 2025-B 5.00%, 12/01/2055	2,000	2,117,739
Municipal Electric Authority of Georgia (Municipal Electric Authority of Georgia) Series 2019 5.00%, 01/01/2031	905	941,740
5.00%, 01/01/2032	565	587,118
Municipal Electric Authority of Georgia (PowerSouth Energy Cooperative) Series 2019 5.00%, 01/01/2035	1,185	1,216,224

		7,334,865

Guam – 2.0%
Antonio B Won Pat International Airport Authority (Antonio B Won Pat Intl Airport Authority) Series 2021-A 3.099%, 10/01/2028	1,430	1,380,081
Series 2023 5.125%, 10/01/2034	250	268,239
5.25%, 10/01/2031	1,025	1,093,763
5.25%, 10/01/2035	265	285,840
5.375%, 10/01/2033	525	571,916
Series 2024-A 5.00%, 10/01/2028	325	334,421
5.00%, 10/01/2030	855	896,020
5.00%, 10/01/2032	1,875	1,989,377
Guam Government Waterworks Authority (Guam Govt Waterworks Authority) Series 2017 5.00%, 07/01/2028	1,250	1,273,997
Guam Government Waterworks Authority (Guam Waterworks Authority Water & Wastewater System) Series 2024-A 5.00%, 07/01/2045	1,100	1,136,593
Guam Government Waterworks Authority (Guam Waterworks Authority Water And Wastewater System) Series 2025-A 5.25%, 07/01/2041	1,050	1,132,226
Guam Power Authority (Guam Power Authority) Series 2017-A 5.00%, 10/01/2026	1,225	1,231,059

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.00%, 10/01/2027	$1,230	$1,255,682
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2026	1,150	1,155,310
5.00%, 12/01/2029	770	773,709
5.00%, 12/01/2030	1,000	1,004,583
5.00%, 12/01/2032	925	928,595
5.00%, 12/01/2033	1,725	1,731,048
5.00%, 12/01/2034	1,250	1,254,513
Territory of Guam (Territory of Guam) Series 2019 5.00%, 11/15/2031	175	182,524
Series 2025-G 5.00%, 01/01/2032	2,000	2,151,304
5.00%, 01/01/2033	2,500	2,708,424
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 5.00%, 01/01/2030	1,250	1,319,714

		26,058,938

Illinois – 0.1%
Metropolitan Pier & Exposition Authority (Metropolitan Pier & Exposition Authority) Series 2017-B 5.00%, 12/15/2028	2,000	2,055,570

Indiana – 0.0%
City of Fort Wayne IN (Do Good Foods Fort Wayne Obligated Group) 10.75%, 12/01/2029(d)(e)	32	3

Kentucky – 0.1%
City of Ashland KY (Royal Blue Health Obligated Group) Series 2019 5.00%, 02/01/2027	375	379,327
5.00%, 02/01/2030	210	222,423
5.00%, 02/01/2031	275	291,242

		892,992

Michigan – 1.1%
City of Detroit MI (City of Detroit MI) Series 2018 5.00%, 04/01/2029	250	257,404

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project) Series 2018 5.00%, 12/31/2029	$8,600	$8,891,858
5.00%, 12/31/2030	4,000	4,128,173
5.00%, 06/30/2032	1,690	1,739,724

		15,017,159

Missouri – 0.0%
Howard Bend Levee District (Howard Bend Levee District) XLCA Series 2005 5.75%, 03/01/2027	275	279,646

Nebraska – 0.8%
Central Plains Energy Project (Goldman Sachs Group) Series 2022-1 5.00%, 05/01/2053	10,000	10,463,031

New Jersey – 2.1%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2027	5,000	5,006,964
Series 2018-A 5.00%, 06/15/2028	11,680	11,695,575
New Jersey Transportation Trust Fund Authority (Prerefunded – US Treasuries) Series 2019-B 5.00%, 06/15/2030	230	244,290
New Jersey Transportation Trust Fund Authority (State of New Jersey) Series 2019-B 5.00%, 06/15/2030	1,270	1,338,101
New Jersey Transportation Trust Fund Authority (State of New Jersey Lease) Series 2018-A 5.00%, 12/15/2030	3,360	3,538,884
Series 2024-A 5.00%, 06/15/2042	4,805	5,222,149

		27,045,963

Puerto Rico – 1.4%
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2021-A Zero Coupon, 07/01/2033	2,420	1,763,556
5.625%, 07/01/2029	760	798,648

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2022-C Zero Coupon, 11/01/2043	$771	$532,286
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico Commonwealth Aqueduct & Sewer Authority) Series 2020-A 5.00%, 07/01/2030(a)	3,090	3,227,474
5.00%, 07/01/2035(a)	2,310	2,395,663
Series 2021-B 4.00%, 07/01/2042(a)	1,000	958,925
Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) AG Series 2007-V 5.25%, 07/01/2031	1,390	1,420,737
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.25%, 01/01/2040	1,000	1,132,726
6.50%, 01/01/2041	1,250	1,433,710
6.75%, 01/01/2045	1,000	1,133,272
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue (Puerto Rico Sales Tax Financing Sales Tax Revenue) Series 2018-A Zero Coupon, 07/01/2029	2,000	1,812,706
Zero Coupon, 07/01/2033	2,000	1,554,300

		18,164,003

South Carolina – 0.4%
South Carolina Public Service Authority (South Carolina Public Service Authority) Series 2020-A 5.00%, 12/01/2043	1,500	1,568,764
Series 2021-B 4.00%, 12/01/2038	2,125	2,141,150
5.00%, 12/01/2040	1,000	1,066,121

		4,776,035

Tennessee – 0.1%
Tennessee Energy Acquisition Corp. (Massachusetts Mutual Life Insurance) Series 2026-A 5.00%, 11/01/2034	1,930	2,053,807

Texas – 0.2%
Texas Municipal Gas Acquisition & Supply Corp. V (Bank of America Corp.) Series 2024 5.00%, 01/01/2055	2,000	2,138,332

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Washington – 0.1%
Washington State Housing Finance Commission (WSHFC 2021-1) Series 2021-1, Class A 3.50%, 12/20/2035	$911	$876,592
Series 2021-1, Class X 0.726%, 12/20/2035(f)	911	32,030

		908,622

Wisconsin – 0.3%
Wisconsin Public Finance Authority (UMA Education, Inc.) Series 2019 5.00%, 10/01/2026(a)	1,050	1,054,104
5.00%, 10/01/2027(a)	1,090	1,108,177
5.00%, 10/01/2028(a)	900	925,664
5.00%, 10/01/2029(a)	275	285,552

		3,373,497

Total Long-Term Municipal Bonds (cost $1,194,989,426)		1,189,435,833

Short-Term Municipal Notes – 7.2%
New York – 7.2%
Brewster Central School District (Brewster Central School District) Series 2026 4.00%, 02/12/2027	1,000	1,010,003
Build NYC Resource Corp. (Asia Society/The) Series 2015 1.61%, 04/01/2045(g)	1,585	1,585,000
City of Buffalo NY (City of Buffalo NY) Series 2025-A 4.00%, 09/30/2026	5,000	5,019,211
City of New Rochelle NY (City of New Rochelle NY) Series 2025 4.00%, 12/09/2026	8,000	8,056,319
City of New York NY (City of New York NY) Series 2015 2.85%, 06/01/2044(g)	2,215	2,215,000
Series 2022-A 2.80%, 09/01/2049(g)	3,900	3,900,000
City of Rochester NY (City of Rochester NY) Series 2025-I 4.00%, 07/30/2026	3,000	3,005,508

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Connetquot Central School District of Islip (Connetquot Central School District of Islip) Series 2025 4.00%, 06/18/2026	$1,000	$1,000,465
County of Suffolk NY (County of Suffolk NY) Series 2025 4.00%, 07/24/2026	11,000	11,021,430
Dutchess County Industrial Development Agency (Marist College) Series 2008 1.61%, 07/01/2038(g)	1,005	1,005,000
Metropolitan Transportation Authority (Metropolitan Transportation Authority) Series 2021-E 1.60%, 11/01/2035(g)	6,710	6,710,000
New York City Housing Development Corp. (201 Pearl LLC) Series 2006-A 1.60%, 10/15/2041(g)	250	250,000
New York City Housing Development Corp. (New York City Housing Development) Series 2012-A 1.50%, 09/01/2049(g)	1,000	1,000,000
New York State Housing Finance Agency (Barclay Street Realty LLC) Series 2004-A 1.55%, 11/15/2037(g)	3,700	3,700,000
New York State Housing Finance Agency (New York State Housing Finance Agency) Series 2009 1.55%, 05/15/2039(g)	400	400,000
Nuveen New York AMT-Free Quality Municipal Income Fund (Nuveen New York AMT-Free Quality Municipal Income Fund) Series 2017 2.02%, 05/01/2047(a)(g)	7,200	7,200,000
Tompkins-Seneca-Tioga Board of Cooperative Educational Services (Tompkins-Seneca-Tioga Board of Cooperative Educational Services) Series 2025 4.00%, 06/30/2026	6,000	6,005,795
Town of Oyster Bay NY (Town of Oyster Bay NY) Series 2025 4.00%, 08/21/2026	17,650	17,702,286

314 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2026 4.00%, 03/05/2027	$5,000	$5,056,529
Town of Tonawanda NY (Town of Tonawanda NY) Series 2025 4.00%, 08/21/2026	1,770	1,775,001
Trust for Cultural Resources of The City of New York (The) (Pierpont Morgan Library) Series 2004 1.30%, 02/01/2034(g)	5,465	5,465,000

Total Short-Term Municipal Notes (cost $93,114,964)		93,082,547

Total Municipal Obligations (cost $1,288,104,390)		1,282,518,380

ASSET-BACKED SECURITIES – 0.0%
Autos - Fixed Rate – 0.0%
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(a) (cost $292,022)	292	294,460

Total Investments – 98.4% (cost $1,288,396,412)		1,282,812,840
Other assets less liabilities – 1.6%		21,033,364

Net Assets – 100.0%		$1,303,846,204

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	6,000	10/15/2028	CPI#	3.020%	Maturity	$13,027	$	– 0	–	$13,027
USD	17,161	10/15/2029	2.451%	CPI#	Maturity	315,201		88,160		227,041
USD	10,500	10/15/2029	2.485%	CPI#	Maturity	175,699		39,257		136,442
USD	7,570	10/15/2030	CPI#	2.840%	Maturity	27,306		– 0	–	27,306

						$531,233		$127,417		$403,816

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

ABFunds.com	AB Active ETFs, Inc. 315

PORTFOLIO OF INVESTMENTS (continued)

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	25,000	01/15/2027	1 Day SOFR	2.540%	Annual	$(296,509)	$(147,071)	$(149,438)
USD	17,500	10/15/2029	1 Day SOFR	3.785%	Annual	(38,313)	249,706	(288,019)
USD	7,600	10/15/2030	1 Day SOFR	4.082%	Annual	81,714	217,209	(135,495)
USD	8,200	06/15/2034	3.543%	1 Day SOFR	Annual	279,618	28,606	251,012
USD	9,620	08/15/2034	3.314%	1 Day SOFR	Annual	497,435	195,075	302,360

						$523,945	$543,525	$(19,580)

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
CitibankNA	USD	16,980	10/09/2029	1.125%	1 Week SIFMA*	Quarterly	$908,844	$	– 0	–	$908,844

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At May 31, 2026, the aggregate market value of these securities amounted to $45,782,941 or 3.5% of net assets.

(b)	Floating Rate Security. Stated interest/ floor/ceiling rate was in effect at May 31, 2026.

(c)	When-Issued or delayed delivery security.

(d)	Non-income producing security.

(e)	Defaulted.

(f)	IO – Interest Only.

(g)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

As of May 31, 2026, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 5.0% and 0.0%, respectively.

Glossary:

AG – Assured Guaranty Inc.

AMT – Alternative Minimum Tax (subject to)

BAM – Build American Mutual

SOFR – Secured Overnight Financing Rate

XLCA – XL Capital Assurance Inc.

See notes to financial statements.

316 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS

AB CORE BOND ETF

May 31, 2026 (unaudited)

		Principal Amount (000)	U.S. $ Value

GOVERNMENTS - TREASURIES – 40.1%
Canada – 1.1%
Canadian Government Bond 3.50%, 12/01/2057	CAD	16,851	$11,569,463

United States – 39.0%
U.S. Treasury Bonds 1.875%, 02/15/2051	U.S.$	3,799	2,089,230
2.00%, 08/15/2051		9,349	5,270,724
2.25%, 08/15/2046(a)		2,357	1,525,421
2.25%, 08/15/2049		10,858	6,694,636
2.25%, 02/15/2052		4,934	2,941,659
2.375%, 11/15/2049		4,905	3,097,048
2.50%, 02/15/2046		932	637,837
2.50%, 05/15/2046		5,327	3,633,249
2.875%, 08/15/2045		51	37,875
2.875%, 11/15/2046		1,123	814,205
2.875%, 05/15/2052		5,595	3,836,003
3.00%, 05/15/2045		129	97,018
3.00%, 11/15/2045		363	272,475
3.00%, 05/15/2047		1,447	1,067,163
3.00%, 02/15/2048		5,490	4,013,705
3.25%, 05/15/2042		1,539	1,261,663
3.375%, 08/15/2042		6,591	5,477,041
3.50%, 02/15/2039		2,550	2,283,047
3.625%, 08/15/2043		1,943	1,647,335
3.625%, 02/15/2053		4,596	3,644,885
3.625%, 05/15/2053		4,008	3,175,318
3.75%, 11/15/2043		295	253,700
3.875%, 02/15/2043		3,999	3,527,603
3.875%, 05/15/2043		999	878,788
4.00%, 11/15/2042		5,931	5,331,053
4.125%, 08/15/2053		7,705	6,681,333
4.25%, 02/15/2054		5,131	4,543,606
4.375%, 02/15/2038		3,290	3,255,756
4.375%, 11/15/2039		10,740	10,387,594
4.375%, 08/15/2043		7,123	6,668,815
4.50%, 02/15/2044		5,053	4,789,707
4.50%, 11/15/2054		4,431	4,092,674
4.625%, 05/15/2044		2,775	2,668,722
4.625%, 05/15/2054		1,354	1,276,380
4.625%, 11/15/2055		5,219	4,927,062
4.75%, 02/15/2037		1,525	1,565,508
4.75%, 11/15/2043		7,167	7,019,474
4.75%, 11/15/2053		7,348	7,059,532
U.S. Treasury Notes 2.625%, 02/15/2029		7,181	6,919,470

ABFunds.com	AB Active ETFs, Inc. 317

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

3.125%, 11/15/2028	U.S.$	30,348	$29,707,945
3.375%, 02/29/2028		2,410	2,385,335
3.50%, 04/30/2028		11,286	11,181,021
3.625%, 09/30/2030		24,421	23,945,837
3.625%, 09/30/2031		23,662	23,050,408
3.75%, 04/30/2028		5,441	5,416,133
3.75%, 12/31/2028		7,851	7,795,085
3.75%, 08/31/2031		23,899	23,430,454
3.875%, 12/31/2027		9,511	9,494,553
3.875%, 03/31/2031		22,369	22,117,052
4.00%, 02/29/2028		11,580	11,581,309
4.125%, 03/31/2029		6,400	6,412,300
4.125%, 10/31/2031		23,021	22,960,050
4.25%, 02/28/2029		16,977	17,064,739
4.25%, 06/30/2029		12,176	12,240,987
4.375%, 11/30/2028		6,169	6,217,958
4.375%, 05/15/2034		1,979	1,983,939
4.50%, 11/15/2033		17,905	18,117,217
4.625%, 09/30/2028		8,685	8,799,162
4.875%, 10/31/2028		12,567	12,806,355

			412,072,153

Total Governments - Treasuries (cost $451,058,436)			423,641,616

CORPORATES - INVESTMENT GRADE – 31.2%
Industrial – 17.6%
Basic – 0.9%
Freeport Indonesia PT 4.763%, 04/14/2027(b)		324	323,676
Glencore Funding LLC 2.85%, 04/27/2031(b)		135	123,075
4.90%, 07/01/2031(b)		69	69,001
4.907%, 04/01/2028(b)		841	846,256
5.186%, 04/01/2030(b)		356	360,646
5.338%, 04/04/2027(b)		509	513,749
6.50%, 10/06/2033(b)		390	423,033
International Flavors & Fragrances, Inc. 1.832%, 10/15/2027(b)		628	606,014
Marcobre SAC 5.75%, 01/22/2036(b)		252	247,584
Nexa Resources SA 6.75%, 04/09/2034(b)		241	252,942
Nutrien Ltd. 2.95%, 05/13/2030		2,400	2,255,064
SNF Group SACA 5.626%, 03/31/2031(b)		2,250	2,277,923

318 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

WRKCo, Inc. 4.00%, 03/15/2028	U.S.$	1,732	$1,718,923

			10,017,886

Capital Goods – 0.8%
Boeing Co. (The) 3.25%, 02/01/2028		970	951,551
Caterpillar Financial Services Corp. 3.70%, 01/10/2028		266	264,564
4.45%, 10/16/2026		1,888	1,891,077
General Electric Co. 4.90%, 01/29/2036		865	863,728
Republic Services, Inc. 4.75%, 07/15/2030		2,083	2,100,455
Westinghouse Air Brake Technologies Corp. 4.90%, 05/29/2030		2,075	2,093,426

			8,164,801

Communications - Media – 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital 5.125%, 07/01/2049		467	359,389
5.375%, 04/01/2038		1,806	1,611,133
Meta Platforms, Inc. 5.50%, 11/15/2045		777	728,787
5.75%, 11/15/2065		801	732,819
6.45%, 05/15/2066		1,489	1,498,247
Prosus NV 3.257%, 01/19/2027(b)		489	484,721
Time Warner Cable Enterprises LLC 8.375%, 07/15/2033		379	427,679
Time Warner Cable LLC 4.50%, 09/15/2042		505	381,497

			6,224,272

Communications - Telecommunications – 0.1%
AT&T, Inc. 4.50%, 05/15/2035		408	387,229
NTT Finance Corp. 5.171%, 07/16/2032(b)		736	740,151
T-Mobile USA, Inc. 3.875%, 04/15/2030		352	342,538

			1,469,918

Consumer Cyclical - Automotive – 1.4%
American Honda Finance Corp. 4.15%, 01/08/2029		29	28,694
Series A 4.55%, 04/10/2028		267	266,912

ABFunds.com	AB Active ETFs, Inc. 319

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

BMW US Capital LLC 4.60%, 08/13/2027(b)	U.S.$	1,889	$1,896,140
4.65%, 03/19/2027(b)		188	188,848
Ford Motor Co. 3.25%, 02/12/2032		1,299	1,151,096
Ford Motor Credit Co. LLC 2.70%, 08/10/2026		215	214,217
3.815%, 11/02/2027		523	515,328
5.918%, 03/20/2028		298	302,285
6.125%, 03/08/2034		526	533,348
6.467%, 05/22/2036		336	344,629
General Motors Financial Co., Inc. 2.40%, 04/10/2028		190	182,820
4.75%, 04/06/2029		97	97,215
5.55%, 07/15/2029		800	818,960
6.00%, 01/09/2028		1,329	1,357,374
Honda Motor Co., Ltd. 4.436%, 07/08/2028		2,110	2,105,590
Hyundai Capital America 4.30%, 09/24/2027(b)		35	34,916
4.50%, 09/18/2030(b)		201	197,786
5.25%, 01/08/2027(b)		443	445,131
5.30%, 03/19/2027(b)		513	516,535
6.10%, 09/21/2028(b)		871	897,330
Mercedes-Benz Finance North America LLC 4.125%, 03/10/2028(b)		2,373	2,360,186

			14,455,340

Consumer Cyclical - Entertainment – 0.3%
Carnival Corp., Ltd. 4.00%, 08/01/2028(b)		593	581,727
7.00%, 08/15/2029(b)		1,503	1,560,460
Hasbro, Inc. 4.65%, 03/12/2031		286	282,828
6.05%, 05/14/2034		450	470,313

			2,895,328

Consumer Cyclical - Other – 0.6%
Flutter Treasury DAC 5.875%, 06/04/2031(b)		745	738,757
6.375%, 04/29/2029(b)		1,701	1,725,358
Las Vegas Sands Corp. 5.65%, 05/18/2033		281	282,745
6.00%, 06/14/2030		356	367,250
Marriott International, Inc./MD 4.20%, 07/15/2027		2,129	2,127,062
5.10%, 05/01/2038		98	94,637
Sekisui House US, Inc. 6.00%, 01/15/2043		968	885,642

			6,221,451

320 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Restaurants – 0.2%
Starbucks Corp. 4.85%, 02/08/2027	U.S.$	1,837	$1,844,183

Consumer Cyclical - Retailers – 0.8%
AutoNation, Inc. 4.45%, 01/15/2029		1,554	1,540,247
Hutchison Whampoa International 03/33 Ltd. 7.45%, 11/24/2033(b)		2,185	2,531,082
Ross Stores, Inc. 4.70%, 04/15/2027		1,925	1,924,596
Tapestry, Inc. 3.05%, 03/15/2032		670	605,445
5.10%, 03/11/2030		1,633	1,649,951

			8,251,321

Consumer Non-Cyclical – 3.4%
Altria Group, Inc. 3.40%, 05/06/2030		1,745	1,668,831
6.875%, 11/01/2033		808	896,645
BAT Capital Corp. 4.625%, 03/22/2033		571	560,351
7.75%, 10/19/2032		141	161,202
Cargill, Inc. 4.125%, 10/23/2030(b)		1,250	1,227,137
5.125%, 10/11/2032(b)		835	851,642
General Mills, Inc. 4.875%, 01/30/2030		1,398	1,407,492
HCA, Inc. 2.375%, 07/15/2031		3,000	2,659,380
Imperial Brands Finance PLC 3.875%, 07/26/2029(b)		908	886,735
5.875%, 07/01/2034(b)		1,460	1,507,742
IQVIA, Inc. 6.25%, 02/01/2029		2,150	2,225,336
Japan Tobacco, Inc. 5.85%, 06/15/2035(b)		708	741,800
JBS NV/JBS USA Foods Group Holdings Inc./JBS USA Food Co. Holdings 6.75%, 03/15/2034		73	79,483
Mars, Inc. 4.60%, 03/01/2028(b)		1,212	1,217,878
Mondelez International, Inc. 4.50%, 05/06/2030		1,311	1,305,808
Novartis Capital Corp. 4.10%, 03/16/2029		2,377	2,363,594
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031		1,480	1,261,715

ABFunds.com	AB Active ETFs, Inc. 321

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Philip Morris International, Inc. 5.375%, 02/15/2033	U.S.$	1,688	$1,737,577
6.375%, 05/16/2038		800	876,392
Pilgrim’s Pride Corp. 3.50%, 03/01/2032		816	740,953
4.25%, 04/15/2031		511	490,192
6.875%, 05/15/2034		1,429	1,545,049
Roche Holdings, Inc. 4.075%, 12/02/2030(b)		235	230,824
4.203%, 09/09/2029(b)		1,902	1,893,099
Royalty Pharma PLC 5.40%, 09/02/2034		733	741,781
Smithfield Foods, Inc. 3.00%, 10/15/2030(b)		570	520,855
Sysco Corp. 4.40%, 07/25/2031		1,025	1,001,076
5.75%, 01/17/2029		1,029	1,057,308
Takeda US Financing, Inc. 5.20%, 07/07/2035		2,111	2,114,821
Tyson Foods, Inc. 5.70%, 03/15/2034		600	621,246
Viatris, Inc. 2.70%, 06/22/2030		1,050	959,479

			35,553,423

Energy – 4.8%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc. 4.35%, 06/15/2031		839	825,299
5.00%, 06/15/2036		755	742,195
Cenovus Energy, Inc. 4.65%, 03/20/2031		517	512,724
5.40%, 03/20/2036		552	551,404
Cheniere Energy Partners LP 4.00%, 03/01/2031		1,094	1,054,714
Colonial Enterprises, Inc. 3.25%, 05/15/2030(b)		605	566,921
ConocoPhillips 6.50%, 02/01/2039		1,821	2,016,066
ConocoPhillips Co. 5.65%, 01/15/2065		1,910	1,845,346
Continental Resources, Inc./OK 2.875%, 04/01/2032(b)		1,630	1,438,540
5.75%, 01/15/2031(b)		718	733,172
Devon Energy Corp. 5.20%, 09/15/2034		637	641,217
5.60%, 07/15/2041		1,422	1,405,690
Diamondback Energy, Inc. 3.125%, 03/24/2031		1,124	1,052,749

322 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

6.25%, 03/15/2033	U.S.$	457	$490,503
Energy Transfer LP 5.60%, 09/01/2034		1,831	1,871,026
Eni SpA 5.75%, 05/19/2035(b)		2,092	2,161,203
Enterprise Products Operating LLC 5.95%, 02/01/2041		1,318	1,379,221
6.125%, 10/15/2039		1,245	1,328,054
EQT Corp. 4.75%, 01/15/2031		2,561	2,545,967
7.00%, 02/01/2030(c)		484	516,041
Expand Energy Corp. 5.375%, 02/01/2029		1,830	1,829,176
Kinder Morgan Energy Partners LP 6.95%, 01/15/2038		1,057	1,187,825
7.30%, 08/15/2033		1,200	1,361,856
Kinder Morgan, Inc. 5.85%, 06/01/2035		483	506,653
MPLX LP 5.30%, 04/01/2036		1,207	1,193,470
ONEOK, Inc. 5.40%, 10/15/2035		771	773,737
5.625%, 01/15/2028(b)		765	774,432
6.05%, 09/01/2033		707	743,170
6.50%, 09/01/2030(b)		489	516,223
Permian Resources Operating LLC 7.00%, 01/15/2032(b)		1,194	1,244,841
Plains All American Pipeline LP/PAA Finance Corp. 5.60%, 01/15/2036		221	222,799
5.70%, 09/15/2034		1,842	1,888,916
Santos Finance Ltd. Series E 4.125%, 09/14/2027(b)		2,798	2,776,315
Suncor Energy, Inc. 7.15%, 02/01/2032		692	766,418
Targa Resources Corp. 4.90%, 09/15/2030		385	387,426
5.65%, 02/15/2036		425	434,290
6.05%, 05/15/2056		1,512	1,501,492
Var Energi ASA 7.50%, 01/15/2028(b)		1,132	1,180,053
Western Midstream Operating LP 7.25%, 04/01/2030(b)		2,641	2,782,346
Williams Cos., Inc. (The) 4.625%, 06/30/2030		1,242	1,241,143
4.80%, 11/15/2029		855	861,404
Woodside Finance Ltd. 4.50%, 03/04/2029(b)		1,487	1,478,524

ABFunds.com	AB Active ETFs, Inc. 323

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

5.40%, 05/19/2030	U.S.$	764	$779,066
6.00%, 05/19/2035		802	837,898

			50,947,525

Services – 0.3%
Amazon.com, Inc. 3.90%, 11/20/2028		1,075	1,067,314
4.875%, 03/13/2036		1,075	1,061,649
5.55%, 11/20/2065		908	860,466
Global Payments, Inc. 4.95%, 08/15/2027		709	711,474

			3,700,903

Technology – 2.4%
Alphabet, Inc. 5.65%, 02/15/2056		2,228	2,211,379
Apple, Inc. 4.10%, 08/08/2062		1,148	886,532
Broadcom, Inc. 4.90%, 07/15/2032		484	486,492
4.926%, 05/15/2037(b)		1,962	1,905,377
CDW LLC/CDW Finance Corp. 4.25%, 04/01/2028		2,817	2,781,618
Dell International LLC/EMC Corp. 4.35%, 02/01/2030		1,930	1,912,070
Fidelity National Information Services, Inc. 4.45%, 03/10/2028		718	716,040
Fiserv, Inc. 3.50%, 07/01/2029		2,539	2,441,274
Hewlett Packard Enterprise Co. 4.40%, 09/25/2027		791	790,652
International Business Machines Corp. 5.00%, 02/10/2032		2,010	2,031,085
Jabil, Inc. 3.60%, 01/15/2030		2,050	1,967,201
Oracle Corp. 4.375%, 05/15/2055		395	270,610
5.20%, 09/26/2035		157	149,290
5.95%, 09/26/2055		338	295,551
6.125%, 08/03/2065		2,168	1,875,558
RD Michigan Property Owner I LLC 7.50%, 03/30/2045(b)		2,005	2,009,692
Salesforce, Inc. 4.90%, 09/15/2031		1,194	1,194,788
5.20%, 03/15/2033		1,194	1,199,588

			25,124,797

Transportation - Airlines – 0.3%
Delta Air Lines, Inc. 5.25%, 07/10/2030		2,617	2,647,174

324 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Southwest Airlines Co. 4.375%, 11/15/2028	U.S.$	615	$610,744

			3,257,918

Transportation - Railroads – 0.0%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(b)		192	182,412
5.875%, 07/05/2034(b)		302	308,488

			490,900

Transportation - Services – 0.7%
ENA Master Trust 4.00%, 05/19/2048(b)		376	301,899
ERAC USA Finance LLC 4.50%, 10/30/2029(b)		1,898	1,891,091
4.60%, 05/01/2028(b)		517	519,048
Fedex Freight Holding Co., Inc. 4.30%, 03/15/2029(b)		1,208	1,192,743
Ryder System, Inc. 5.375%, 03/15/2029		1,458	1,489,857
TTX Co. 5.50%, 09/25/2026(b)		1,677	1,681,360

			7,075,998

			185,695,964

Financial Institutions – 10.1%
Banking – 8.2%
AIB Group PLC 5.32%, 05/15/2031(b)		2,402	2,439,279
Ally Financial, Inc. 4.75%, 06/09/2027		432	433,538
5.543%, 01/17/2031		291	293,328
5.737%, 05/15/2029		987	1,002,733
6.992%, 06/13/2029		976	1,013,829
American Express Co. 5.098%, 02/16/2028		1,827	1,837,597
ANZ Bank New Zealand Ltd. 5.548%, 08/11/2032(b)		2,450	2,470,041
Banco Bilbao Vizcaya Argentaria SA 5.127%, 03/03/2036		2,000	1,947,760
7.883%, 11/15/2034		200	227,226
Banco Santander SA 3.80%, 02/23/2028		200	197,654
4.175%, 03/24/2028		800	797,600
5.565%, 01/17/2030		800	819,448
6.921%, 08/08/2033		800	869,104
Bank of America Corp. 5.744%, 02/12/2036		2,019	2,061,783
Bank of Ireland Group PLC 5.601%, 03/20/2030(b)		365	373,581

ABFunds.com	AB Active ETFs, Inc. 325

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Bank of Montreal 3.803%, 12/15/2032	U.S.$	895	$881,011
Banque Federative du Credit Mutuel SA 5.538%, 01/22/2030(b)		1,937	1,985,599
Barclays PLC 5.207%, 02/24/2037		328	319,010
5.335%, 09/10/2035		734	729,625
5.501%, 08/09/2028		509	514,156
5.674%, 03/12/2028		351	354,114
6.224%, 05/09/2034		740	780,167
BNP Paribas SA 2.591%, 01/20/2028(b)		751	742,123
4.375%, 03/01/2033(b)		895	885,441
4.625%, 02/25/2031(b)(d)		388	356,817
5.497%, 05/20/2030(b)		1,133	1,156,045
BPCE SA 5.417%, 01/13/2037(b)		251	245,952
6.508%, 01/18/2035(b)		1,793	1,862,282
CaixaBank SA 4.818%, 04/22/2032(b)		554	550,726
6.037%, 06/15/2035(b)		843	880,218
6.684%, 09/13/2027(b)		994	1,000,093
Capital One Financial Corp. 4.722%, 01/30/2032		54	53,320
5.468%, 02/01/2029		416	422,015
6.377%, 06/08/2034		1,163	1,232,396
Capital One NA 5.974%, 08/09/2028		386	393,554
Citigroup, Inc. 4.643%, 05/07/2028		2,031	2,035,549
6.02%, 01/24/2036		44	45,313
Series Y 4.15%, 11/15/2026(d)		139	138,211
Cooperatieve Rabobank UA 5.564%, 02/28/2029(b)		1,301	1,322,948
Credit Agricole SA 4.656%, 01/12/2032(b)		769	758,157
5.222%, 05/27/2031(b)		573	579,028
6.251%, 01/10/2035(b)		795	825,449
Danske Bank A/S 4.613%, 10/02/2030(b)		846	841,135
5.019%, 03/04/2031(b)		607	610,193
5.705%, 03/01/2030(b)		858	879,536
Deutsche Bank AG/New York NY 4.469%, 12/10/2031		906	891,350
4.95%, 08/04/2031		920	917,773
7.146%, 07/13/2027		323	323,937

326 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Goldman Sachs Group, Inc. (The) 2.65%, 10/21/2032	U.S.$	67	$59,611
4.937%, 04/23/2028		1,123	1,127,705
Series V 4.125%, 11/10/2026(d)		764	759,607
HSBC Holdings PLC 2.804%, 05/24/2032		581	525,335
2.848%, 06/04/2031		1,675	1,550,698
7.399%, 11/13/2034		1,536	1,710,090
8.113%, 11/03/2033		767	882,449
ING Groep NV 5.066%, 03/25/2031		887	895,746
Intesa Sanpaolo SpA 4.198%, 06/01/2032(b)		1,147	1,082,309
7.20%, 11/28/2033(b)		919	1,036,246
KBC Group NV 4.454%, 09/23/2031(b)		811	797,294
4.932%, 10/16/2030(b)		1,350	1,355,549
Lloyds Banking Group PLC 4.976%, 08/11/2033		420	418,253
5.087%, 11/26/2028		746	753,042
5.462%, 01/05/2028		216	217,354
7.953%, 11/15/2033		461	524,222
Mizuho Financial Group, Inc. 5.376%, 05/26/2030		550	561,242
Morgan Stanley 4.238%, 01/09/2030		272	269,057
4.555%, 04/10/2030		440	438,222
4.994%, 04/12/2029		174	175,333
Series I 4.133%, 10/18/2029		526	519,835
Morgan Stanley Bank NA 5.504%, 05/26/2028		1,013	1,023,809
National Australia Bank Ltd. 3.933%, 08/02/2034(b)		2,349	2,273,503
National Bank of Canada 4.166%, 01/20/2029		1,022	1,017,605
Nationwide Building Society 2.972%, 02/16/2028(b)		1,238	1,224,741
3.96%, 07/18/2030(b)		945	921,365
5.537%, 07/14/2036(b)		433	437,222
NatWest Group PLC 3.032%, 11/28/2035		378	346,260
5.115%, 05/23/2031		1,742	1,757,521
Santander Holdings USA, Inc. 6.565%, 06/12/2029		132	136,621
Santander UK Group Holdings PLC 4.32%, 09/22/2029		601	595,976

ABFunds.com	AB Active ETFs, Inc. 327

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

4.858%, 09/11/2030	U.S.$	1,139	$1,139,695
5.694%, 04/15/2031		378	387,654
Societe Generale SA 2.797%, 01/19/2028(b)		1,389	1,373,582
5.249%, 05/22/2029(b)		636	642,125
5.519%, 01/19/2028(b)		502	504,736
5.634%, 01/19/2030(b)		425	433,364
Standard Chartered PLC 5.435% (CME Term SOFR 3 Month + 1.77%), 01/30/2027(b)(d)(e)		400	387,564
5.545%, 01/21/2029(b)		217	219,921
6.187%, 07/06/2027(b)		407	407,565
Sumitomo Mitsui Financial Group, Inc. 5.316%, 07/09/2029		1,485	1,513,750
Sumitomo Mitsui Trust Bank Ltd. 4.45%, 09/10/2027(b)		306	306,346
Swedbank AB 4.898%, 03/30/2031(b)		579	581,634
Synchrony Financial 3.95%, 12/01/2027		831	822,291
5.15%, 03/19/2029		868	869,510
5.45%, 03/06/2031		661	661,575
Toronto-Dominion Bank (The) 5.146%, 09/10/2034		661	664,893
UBS Group AG 2.095%, 02/11/2032(b)		202	178,315
3.091%, 05/14/2032(b)		1,265	1,161,283
4.194%, 04/01/2031(b)		549	536,137
4.398%, 09/23/2031(b)		202	198,324
6.625%, 01/08/2031(b)(d)		352	353,165
7.125%, 08/10/2034(b)(d)		440	448,316
UniCredit SpA 3.127%, 06/03/2032(b)		3,007	2,765,478
Wells Fargo & Co. 3.35%, 03/02/2033		2,456	2,260,773
5.499%, 01/23/2035		192	195,886
Westpac New Zealand Ltd. 4.127%, 01/29/2029(b)		335	331,935

			87,037,383

Brokerage – 0.2%
Charles Schwab Corp. (The) Series I 4.00%, 06/01/2026(d)		1,949	1,949,000
Nomura Holdings, Inc. 5.594%, 07/02/2027		514	519,603

			2,468,603

328 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Finance – 0.1%
Aircastle Ltd. 5.95%, 02/15/2029(b)	U.S.$	310	$318,014
Aviation Capital Group LLC 1.95%, 09/20/2026(b)		390	387,044
4.75%, 04/14/2027(b)		124	124,276

			829,334

Financial Services – 0.2%
Lincoln Financial Global Funding 4.20%, 01/12/2029(b)		317	312,666
4.625%, 05/28/2028(b)		900	900,423
5.30%, 01/13/2030(b)		731	740,708

			1,953,797

Insurance – 0.7%
Allianz SE 6.50%, 10/30/2034(b)(d)		200	200,710
Athene Global Funding 5.033%, 07/17/2030(b)		2,222	2,201,802
Massachusetts Mutual Life Insurance Co. 3.729%, 10/15/2070(b)		11	7,105
MetLife Capital Trust IV 7.875% (CME Term SOFR 3 Month + 3.96%), 12/15/2067(b)(e)		970	1,063,052
MetLife, Inc. 10.75%, 08/01/2069		25	32,263
New York Life Global Funding 4.05%, 02/02/2029(b)		2,204	2,180,064
Principal Life Global Funding II 5.10%, 01/25/2029(b)		1,265	1,279,725
Swiss Re Finance Luxembourg SA 5.00%, 04/02/2049(b)		600	597,642

			7,562,363

REITs – 0.7%
American Tower Corp. 3.65%, 03/15/2027		466	464,015
GLP Capital LP/GLP Financing II, Inc. 3.25%, 01/15/2032		1,036	929,479
4.00%, 01/15/2031		364	344,369
5.625%, 03/01/2036		1,038	1,020,053
5.75%, 06/01/2028		509	516,172
Omega Healthcare Investors, Inc. 5.20%, 07/01/2030		364	366,155
Trust 2401 4.869%, 01/15/2030(b)		258	247,267

ABFunds.com	AB Active ETFs, Inc. 329

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

VICI Properties LP/VICI Note Co., Inc. 4.625%, 12/01/2029(b)	U.S.$	3,085	$3,034,992

			6,922,502

			106,773,982

Utility – 3.5%
Electric – 3.4%
AES Andes SA 6.25%, 03/14/2032(b)		1,242	1,274,758
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(b)		451	425,453
Alexander Funding Trust II 7.467%, 07/31/2028(b)		406	426,093
American Electric Power Co., Inc. 6.95%, 12/15/2054		558	596,552
Series D 6.05%, 03/15/2056		305	302,414
Appalachian Power Co. 7.00%, 04/01/2038		1,390	1,553,867
CenterPoint Energy Houston Electric LLC 4.95%, 04/01/2033		76	76,508
5.05%, 03/01/2035		1,731	1,729,581
Series AQ 4.95%, 08/15/2035		165	163,334
Series AR 4.85%, 04/01/2036		162	159,160
DTE Electric Co. Series A 4.85%, 03/01/2036		1,367	1,339,004
Series B 5.55%, 03/01/2056		907	885,150
Duke Energy Carolinas NC Storm Funding LLC Series A-2 2.617%, 07/01/2043		920	738,981
Duke Energy Florida LLC 6.35%, 09/15/2037		686	745,161
EDP Finance BV 1.71%, 01/24/2028(b)		787	751,624
Electricite de France SA 9.125%, 03/15/2033(b)(d)		366	424,974
ENEL Finance International NV 4.125%, 09/30/2028(b)		611	604,560
5.50%, 06/26/2034(b)		1,243	1,263,895
7.50%, 10/14/2032(b)		465	523,078
Entergy Mississippi LLC 5.05%, 04/15/2036		438	431,242
Eversource Energy Series A 6.10%, 08/15/2056		247	245,592

330 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series B 6.35%, 08/15/2056	U.S.$	203	$203,392
FIEMEX Energia – Banco Actinver SA Institucion de Banca Multiple 7.25%, 01/31/2041(b)		474	481,949
Florida Power & Light Co. 5.30%, 06/15/2034		694	711,399
ITC Holdings Corp. 4.875%, 04/15/2031(b)		1,547	1,541,663
Jersey Central Power & Light Co. 5.10%, 01/15/2035		526	524,180
LG Energy Solution Ltd. 5.375%, 04/02/2030(b)		2,091	2,115,067
Niagara Mohawk Power Corp. 4.647%, 10/03/2030(b)		1,453	1,444,398
5.29%, 01/17/2034(b)		652	653,728
NRG Energy, Inc. 4.734%, 10/15/2030(b)		380	374,410
PacifiCorp 4.25%, 03/15/2029		2,211	2,186,900
5.10%, 04/15/2031		46	46,443
5.80%, 04/15/2036		52	53,484
Progress Energy, Inc. 6.00%, 12/01/2039		785	817,373
Public Service Co. of Colorado 5.15%, 09/15/2035		2,139	2,134,037
Public Service Electric & Gas Co. Series R 4.20%, 01/01/2031		2,216	2,182,250
Virginia Electric & Power Co. Series C 4.90%, 09/15/2035		1,845	1,817,196
Vistra Operations Co. LLC 3.70%, 01/30/2027(b)		2,868	2,853,115
4.30%, 10/15/2028(b)		571	564,360
5.05%, 12/30/2026(b)		62	62,176
6.95%, 10/15/2033(b)		726	789,808

			36,218,309

Other Utility – 0.1%
COX Asset Mexico SA de CV 7.125%, 01/08/2032(b)		694	706,145

			36,924,454

Total Corporates - Investment Grade (cost $330,286,234)			329,394,400

ABFunds.com	AB Active ETFs, Inc. 331

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)		U.S. $ Value

MORTGAGE PASS-THROUGHS – 18.4%
Agency Fixed Rate 30-Year – 18.2%
Federal Home Loan Mortgage Corp. Series 2019 3.50%, 10/01/2049	U.S.$	310		$285,629
3.50%, 11/01/2049		427		392,906
Series 2020 3.50%, 01/01/2050		945		871,579
Series 2022 2.00%, 03/01/2052		5,077		4,122,109
2.50%, 04/01/2052		5,887		5,019,005
3.00%, 03/01/2052		3,231		2,860,962
3.00%, 05/01/2052		3,687		3,232,482
3.00%, 07/01/2052		1,170		1,026,023
Series 2024 5.50%, 11/01/2054		1,185		1,193,166
Federal Home Loan Mortgage Corp. Gold Series 2005 5.50%, 01/01/2035		11		10,896
Series 2007 5.50%, 07/01/2035		66		67,606
Series 2017 4.00%, 07/01/2044		465		449,413
Series 2018 4.50%, 03/01/2048		213		208,896
4.50%, 10/01/2048		471		461,133
4.50%, 11/01/2048		634		620,150
5.00%, 11/01/2048		285		285,880
Federal National Mortgage Association Series 2003 5.50%, 04/01/2033		55		56,270
5.50%, 07/01/2033		108		109,779
Series 2004 5.50%, 02/01/2034		1		1,239
5.50%, 04/01/2034		28		28,486
5.50%, 05/01/2034		23		23,040
5.50%, 11/01/2034		110		112,654
Series 2005 5.50%, 02/01/2035		170		173,343
Series 2006 5.50%, 04/01/2036		35		35,783
Series 2007 5.50%, 05/01/2036		2		1,751
5.50%, 09/01/2036		1		1,027
5.50%, 08/01/2037		40		41,253
Series 2008 5.50%, 08/01/2037		0	*	252

332 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2009 5.00%, 12/01/2039	U.S.$	7	$7,460
Series 2010 5.00%, 06/01/2040		7	6,882
Series 2012 3.50%, 02/01/2042		236	222,390
3.50%, 11/01/2042		411	386,262
3.50%, 01/01/2043		437	409,866
Series 2013 3.50%, 04/01/2043		1,495	1,398,616
Series 2015 3.00%, 05/01/2045		382	344,663
3.00%, 08/01/2045		558	501,739
Series 2018 4.50%, 09/01/2048		370	361,426
Series 2019 3.50%, 08/01/2049		1,090	1,002,712
3.50%, 09/01/2049		466	429,450
3.50%, 11/01/2049		996	915,958
Series 2021 2.00%, 07/01/2051		5,450	4,401,156
2.00%, 12/01/2051		7,945	6,398,713
2.50%, 01/01/2052		1,589	1,354,225
Series 2022 2.50%, 03/01/2052		3,551	3,027,037
2.50%, 04/01/2052		3,638	3,099,456
2.50%, 05/01/2052		4,857	4,138,476
3.00%, 02/01/2052		3,909	3,461,048
3.00%, 03/01/2052		4,851	4,295,623
Series 2024 5.00%, 12/01/2054		1,921	1,897,333
Series 2025 5.50%, 02/01/2055		3,239	3,258,704
6.00%, 02/01/2055		1,033	1,055,203
Government National Mortgage Association Series 2016 3.00%, 04/20/2046		122	110,313
3.00%, 05/20/2046		353	318,058
Series 2023 5.50%, 04/20/2053		2,589	2,630,725
Series 2026 2.50%, 06/01/2056, TBA		19,151	16,390,996
3.00%, 06/01/2056, TBA		3,085	2,743,203
4.00%, 06/01/2056, TBA		3,275	3,046,117
4.50%, 06/01/2056, TBA		10,576	10,176,124
5.00%, 06/01/2056, TBA		12,561	12,406,948
5.50%, 06/01/2056, TBA		5,036	5,066,848
6.00%, 06/01/2056, TBA		7,343	7,480,635

ABFunds.com	AB Active ETFs, Inc. 333

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)		U.S. $ Value

Uniform Mortgage-Backed Security Series 2026 2.00%, 06/01/2056, TBA	U.S.$	28,309		$22,650,651
2.50%, 06/01/2056, TBA		12,766		10,691,198
3.00%, 06/01/2056, TBA		8,578		7,495,150
5.00%, 06/01/2056, TBA		8,819		8,679,825
5.50%, 06/01/2056, TBA		13,039		13,101,844
6.00%, 06/01/2056, TBA		4,886		4,989,033

				192,044,778

Agency Fixed Rate 15-Year – 0.2%
Federal National Mortgage Association Series 2016 2.50%, 10/01/2031		21		20,661
2.50%, 11/01/2031		1,159		1,115,032
2.50%, 12/01/2031		5		4,988
Series 2017 2.50%, 01/01/2032		285		274,220
2.50%, 02/01/2032		353		338,606

				1,753,507

Agency ARMS – 0.0%
Federal Home Loan Mortgage Corp. Series 2006 3.874%, 12/01/2036(e)		0	*	74
Series 2007 5.203%, 03/01/2037(e)		0	*	162
Federal National Mortgage Association Series 2007 2.418%, 02/01/2037(e)		1		839
5.879%, 03/01/2037(e)		0	*	149

				1,224

Total Mortgage Pass-Throughs (cost $198,922,240)				193,799,509

COLLATERALIZED MORTGAGE OBLIGATIONS – 5.6%
Risk Share Floating Rate – 2.7%
Connecticut Avenue Securities Series 2025-R01, Class 1A1 4.562% (CME Term SOFR + 0.95%), 01/25/2045(b)(e)		1,458		1,459,734
Connecticut Avenue Securities Trust Series 2022-R03, Class 1M2 7.112% (CME Term SOFR + 3.50%), 03/25/2042(b)(e)		1,545		1,575,309
Series 2022-R05, Class 2M2 6.612% (CME Term SOFR + 3.00%), 04/25/2042(b)(e)		1,206		1,222,660

334 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2023-R03, Class 2M1 6.112% (CME Term SOFR + 2.50%), 04/25/2043(b)(e)	U.S.$	314	$316,048
Series 2023-R04, Class 1M1 5.912% (CME Term SOFR + 2.30%), 05/25/2043(b)(e)		781	792,266
Series 2023-R06, Class 1M1 5.312% (CME Term SOFR + 1.70%), 07/25/2043(b)(e)		390	390,813
Series 2024-R02, Class 1M1 4.712% (CME Term SOFR + 1.10%), 02/25/2044(b)(e)		117	116,876
Series 2025-R02, Class 1A1 4.612% (CME Term SOFR + 1.00%), 02/25/2045(b)(e)		427	426,930
Series 2025-R03, Class 2M1 5.212% (CME Term SOFR + 1.60%), 03/25/2045(b)(e)		588	588,681
Series 2025-R05, Class 2M1 4.812% (CME Term SOFR + 1.20%), 07/25/2045(b)(e)		1,241	1,242,193
Series 2025-R06, Class 1A1 4.512% (CME Term SOFR + 0.90%), 09/25/2045(b)(e)		617	617,532
Series 2025-R06, Class 1M1 4.562% (CME Term SOFR + 0.95%), 09/25/2045(b)(e)		666	665,149
Series 2026-R01, Class 2M1 4.612% (CME Term SOFR + 1.00%), 01/25/2046(b)(e)		1,030	1,029,906
Series 2026-R03, Class 2A1 4.712% (CME Term SOFR + 1.10%), 04/25/2046(b)(e)		1,354	1,357,693
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2021-DNA5, Class M2 5.262% (CME Term SOFR + 1.65%), 01/25/2034(b)(e)		120	120,663
Series 2021-DNA6, Class M2 5.112% (CME Term SOFR + 1.50%), 10/25/2041(b)(e)		1,789	1,791,894
Series 2021-DNA7, Class M2 5.412% (CME Term SOFR + 1.80%), 11/25/2041(b)(e)		2,412	2,419,078
Series 2021-HQA4, Class M2 5.962% (CME Term SOFR + 2.35%), 12/25/2041(b)(e)		1,530	1,541,146

ABFunds.com	AB Active ETFs, Inc. 335

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2022-DNA3, Class M1B 6.512% (CME Term SOFR + 2.90%), 04/25/2042(b)(e)	U.S.$	711	$722,703
Series 2022-DNA5, Class M1B 8.112% (CME Term SOFR + 4.50%), 06/25/2042(b)(e)		2,274	2,354,979
Series 2022-DNA7, Class M1A 6.112% (CME Term SOFR + 2.50%), 03/25/2052(b)(e)		313	314,002
Series 2023-DNA1, Class M1A 5.708% (CME Term SOFR + 2.10%), 03/25/2043(b)(e)		420	424,628
Series 2024-DNA3, Class A1 4.662% (CME Term SOFR + 1.05%), 10/25/2044(b)(e)		824	824,838
Series 2024-HQA1, Class M1 4.862% (CME Term SOFR + 1.25%), 03/25/2044(b)(e)		325	324,991
Series 2024-HQA2, Class M1 4.812% (CME Term SOFR + 1.20%), 08/25/2044(b)(e)		493	493,139
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-DNA1 Series 2025-DNA1, Class A1 4.562% (CME Term SOFR + 0.95%), 01/25/2045(b)(e)		659	659,588
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-DNA2 Series 2025-DNA2, Class A1 4.712% (CME Term SOFR + 1.10%), 05/25/2045(b)(e)		344	345,291
Series 2025-DNA2, Class M1 4.812% (CME Term SOFR + 1.20%), 05/25/2045(b)(e)		183	182,742
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-Dna3 Series 2025-DNA3, Class A1 4.562% (CME Term SOFR + 0.95%), 09/25/2045(b)(e)		1,511	1,512,494
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-DNA4 Series 2025-DNA4, Class M1 4.712% (CME Term SOFR + 1.10%), 10/25/2045(b)(e)		1,338	1,337,078
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-Hqa1 Series 2025-HQA1, Class A1 4.562% (CME Term SOFR + 0.95%), 02/25/2045(b)(e)		811	812,225

336 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2026-HQA1 Series 2026-HQA1, Class A1 4.643% (CME Term SOFR + 1.00%), 05/25/2046(b)(e)	U.S.$	563	$563,774
Series 2026-HQA1, Class M1 4.893% (CME Term SOFR + 1.25%), 05/25/2046(b)(e)		563	563,774

			29,110,817

Non-Agency Fixed Rate – 1.9%
Alternative Loan Trust Series 2005-20CB, Class 3A6 5.50%, 07/25/2035		47	29,851
Series 2006-24CB, Class A16 5.75%, 08/25/2036		328	156,589
Series 2006-J1, Class 1A13 5.50%, 02/25/2036		129	84,272
CHL Mortgage Pass-Through Trust Series 2006-13, Class 1A19 6.25%, 09/25/2036		73	31,339
COOPR Residential Mortgage Trust Series 2026-CES1, Class A1A 4.874%, 02/25/2061(b)		1,704	1,687,893
FIGRE Trust Series 2025-HE7, Class A 5.15%, 11/25/2055(b)		1,398	1,388,688
Series 2025-HE8, Class A 5.206%, 11/25/2055(b)		1,622	1,611,837
Series 2026-HE1, Class A 4.982%, 01/25/2056(b)		388	382,820
Series 2026-HE2, Class A 5.049%, 01/25/2056(b)		1,289	1,274,184
GS Mortgage-Backed Securities Trust Series 2026-CES2, Class A1A 5.227%, 06/25/2056(b)		1,041	1,036,226
JP Morgan Mortgage Trust Series 2025-CES7, Class A1A 5.055%, 04/25/2056(b)		1,061	1,054,704
Series 2025-HE3, Class A1 4.975% (CME Term SOFR + 1.35%), 03/20/2056(b)(e)		1,465	1,472,882
Series 2026-CES1, Class A1A 4.909%, 06/25/2056(b)		1,392	1,380,324
OBX Trust Series 2026-CES1, Class A1A 5.192%, 04/25/2056(b)		1,201	1,197,232

ABFunds.com	AB Active ETFs, Inc. 337

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

RCKT Mortgage Trust Series 2025-CES12, Class A1A 5.027%, 11/25/2055(b)	U.S.$	1,608	$1,600,718
Series 2026-CES1, Class A1A 4.827%, 01/25/2056(b)		811	803,284
Series 2026-CES2, Class A1A 4.762%, 02/25/2056(b)		1,127	1,114,894
Series 2026-CES4, Class A1A 5.124%, 04/25/2056(b)		781	778,817
Santander Mortgage Asset Receivable Trust Series 2026-CES1, Class A1A 4.876%, 01/25/2056(b)		1,699	1,679,254
Towd Point Mortgage Trust Series 2026-CES2, Class A1A 4.72%, 02/25/2066(b)		437	431,499
Series 2026-FIX1, Class A1 4.98%, 12/25/2065(b)		604	599,127

			19,796,434

Non-Agency Floating Rate – 0.8%
COLT Mortgage Loan Trust Series 2026-3, Class A1 5.119%, 05/25/2071(b)		575	572,992
Cross Series 2026-NQM6, Class A1 5.268%, 05/25/2071(b)		544	543,022
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR4, Class A2 4.079% (CME Term SOFR 1 Month + 0.49%), 12/25/2036(e)		752	231,777
Federal Home Loan Mortgage Corp. Mscr Trust Mn1 Series 2021-MN1, Class M1 5.612% (CME Term SOFR + 2.00%), 01/25/2051(b)(e)		34	33,551
HomeBanc Mortgage Trust Series 2005-1, Class A1 4.199% (CME Term SOFR 1 Month + 0.61%), 03/25/2035(e)		89	73,383
HOMES Trust Series 2026-NQM3, Class A1 5.262%, 04/27/2071(b)		577	576,063
JPMorgan Chase Bank NA – CHASE Series 2019-CL1, Class M3 5.799% (CME Term SOFR 1 Month + 2.21%), 04/25/2047(b)(e)		147	149,687
Morgan Stanley Residential Mortgage Loan Trust Series 2026-NEW1, Class A1 5.276%, 04/27/2071(b)		2,154	2,151,232

338 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

OBX Trust Series 2026-NQM6, Class A1 5.063%, 04/26/2066(b)	U.S.$	816	$812,427
Series 2026-NQM7, Class A1 5.22%, 04/25/2066(b)		775	773,602
SG Residential Mortgage Trust Series 2026-3, Class A1 5.188%, 04/25/2066(b)		1,571	1,565,929
Verus Securitization Trust Series 2026-R3, Class A1 5.19%, 02/27/2068(b)		918	916,198
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates Series 2004-1, Class 1A 4.299% (CME Term SOFR 1 Month + 0.71%), 04/25/2034(e)		23	22,586

			8,422,449

Agency Floating Rate – 0.1%
Federal Home Loan Mortgage Corp. REMICS Series 4416, Class BS 2.343% (5.99% – CME Term SOFR), 12/15/2044(e)(f)		906	86,126
Series 4693, Class SL 2.393% (6.04% – CME Term SOFR), 06/15/2047(e)(f)		989	98,260
Series 4954, Class SL 2.323% (5.94% – CME Term SOFR), 02/25/2050(e)(f)		1,266	126,395
Series 4981, Class HS 2.373% (5.99% – CME Term SOFR), 06/25/2050(e)(f)		2,990	290,054
Federal National Mortgage Association REMICS Series 2016-106, Class ES 2.273% (5.89% – CME Term SOFR), 01/25/2047(e)(f)		917	89,390
Series 2017-73, Class SA 2.423% (6.04% – CME Term SOFR), 09/25/2047(e)(f)		1,193	125,461
Series 2017-97, Class LS 2.473% (6.09% – CME Term SOFR), 12/25/2047(e)(f)		881	88,669
Series 2017-97, Class SW 2.473% (6.09% – CME Term SOFR), 12/25/2047(e)(f)		790	82,724
Government National Mortgage Association Series 2017-43, Class ST 2.383% (5.99% – CME Term SOFR 1 Month), 03/20/2047(e)(f)		1,211	127,721

ABFunds.com	AB Active ETFs, Inc. 339

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2017-65, Class ST 2.433% (6.04% – CME Term SOFR 1 Month), 04/20/2047(e)(f)	U.S.$	1,084	$117,770
Series 2017-134, Class SE 2.483% (6.09% – CME Term SOFR 1 Month), 09/20/2047(e)(f)		611	65,662

			1,298,232

Agency Fixed Rate – 0.1%
Federal Home Loan Mortgage Corp. REMICS Series 4973, Class BI 4.50%, 05/25/2050(g)		3,487	806,609
Federal National Mortgage Association Grantor Trust Series 2004-T5, Class AB4 8.472%, 05/28/2035		199	192,548

			999,157

Total Collateralized Mortgage Obligations (cost $60,139,567)			59,627,089

ASSET-BACKED SECURITIES – 3.9%
Autos - Fixed Rate – 1.9%
ACM Auto Trust Series 2025-1A, Class A 5.38%, 06/20/2029(b)		97	97,093
Series 2025-2A, Class A 5.55%, 06/20/2028(b)		674	675,129
American Credit Acceptance Receivables Trust Series 2025-2, Class B 4.85%, 05/14/2029(b)		1,999	2,004,043
Arivo Acceptance Auto Loan Receivables Trust Series 2024-1A, Class A 6.46%, 04/17/2028(b)		23	23,378
Series 2025-1A, Class A2 4.92%, 05/15/2029(b)		805	807,025
AutoNation Finance Trust Series 2025-1A, Class A2 4.72%, 04/10/2028(b)		549	549,255
Avis Budget Rental Car Funding AESOP LLC Series 2023-3A, Class A 5.44%, 02/22/2028(b)		1,016	1,022,131
Bridgecrest Lending Auto Securitization Trust Series 2026-2, Class A2 4.24%, 09/15/2028		1,574	1,574,159
Carvana Auto Receivables Trust Series 2021-N3, Class C 1.02%, 06/12/2028		52	50,492

340 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2021-N4, Class D 2.30%, 09/11/2028	U.S.$	89	$87,233
Series 2021-P4, Class D 2.61%, 09/11/2028		989	961,592
CPS Auto Receivables Trust Series 2026-B, Class A 4.35%, 02/15/2030(b)		787	786,750
Flagship Credit Auto Trust Series 2024-3, Class A 4.88%, 11/15/2028(b)		154	154,237
Lendbuzz Securitization Trust Series 2025-1A, Class A2 5.10%, 10/15/2030(b)		945	947,018
Series 2025-2A, Class A2 5.18%, 05/15/2030(b)(e)		1,033	1,036,062
Series 2026-1A, Class A1 4.176%, 01/15/2027(b)		196	196,193
Series 2026-1A, Class A2 4.68%, 07/15/2030(b)		908	906,911
Lobel Automobile Receivables Trust Series 2025-1, Class A 5.06%, 11/15/2027(b)		105	104,689
Series 2026-1, Class A 4.88%, 10/16/2028(b)		1,783	1,783,352
OCCU Auto Receivables Trust Series 2025-1A, Class A2 4.82%, 04/17/2028(b)		914	915,281
Prestige Auto Receivables Trust Series 2025-1A, Class A2 4.87%, 12/15/2027(b)		294	293,841
Research-Driven Pagaya Motor Asset Trust Series 2025-4A, Class A2 5.124%, 04/25/2034(b)		2,022	2,027,463
Santander Drive Auto Receivables Trust Series 2023-3, Class B 5.61%, 07/17/2028		106	106,125
Tesla Auto Lease Trust Series 2024-A, Class A3 5.30%, 06/21/2027(b)		79	79,583
Tricolor Auto Securitization Trust Series 2024-2A, Class A 6.36%, 12/15/2027(h)(i)(j)(k)(l)		119	111,191
Series 2025-1A, Class A 4.94%, 02/15/2029(h)(i)(j)(k)(l)		1,273	775,404
United Auto Credit Securitization Trust Series 2026-1, Class A 4.41%, 06/12/2028(b)		1,593	1,592,220

			19,667,850

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PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Other ABS - Fixed Rate – 1.7%
AB Issuer LLC Series 2021-1, Class A2 3.734%, 07/30/2051(b)	U.S.$	1,984	$1,892,320
College Ave Student Loans LLC Series 2021-C, Class B 2.72%, 07/26/2055(b)		374	341,348
Dext ABS LLC Series 2023-1, Class A2 5.99%, 03/15/2032(b)		111	111,490
Diamond Infrastructure Funding LLC Series 2021-1A, Class B 2.355%, 04/15/2049(b)		935	920,862
Diamond Issuer LLC Series 2021-1A, Class A 2.305%, 11/20/2051(b)		1,941	1,888,592
Equify ABS LLC Series 2024-1A, Class A 5.43%, 04/18/2033(b)		364	364,535
GCI Funding I LLC Series 2021-1, Class A 2.38%, 06/18/2046(b)		415	382,280
Hardee’s Funding LLC Series 2018-1A, Class A23 5.71%, 06/20/2048(b)		754	745,019
Series 2020-1A, Class A2 3.981%, 12/20/2050(b)		464	448,804
MVW LLC Series 2021-2A, Class B 1.83%, 05/20/2039(b)		221	210,169
Neighborly Issuer LLC Series 2022-1A, Class A2 3.695%, 01/30/2052(b)		1,927	1,827,914
Series 2023-1A, Class A2 7.308%, 01/30/2053(b)		1,358	1,362,302
Nelnet Student Loan Trust Series 2021-BA, Class B 2.68%, 04/20/2062(b)		620	556,132
Series 2021-CA, Class B 2.53%, 04/20/2062(b)		907	800,070
Series 2021-DA, Class B 2.90%, 04/20/2062(b)		798	716,678
NMEF Funding LLC Series 2024-A, Class A2 5.15%, 12/15/2031(b)		647	649,789
Pagaya AI Debt Grantor Trust Series 2024-5, Class A 6.278%, 10/15/2031(b)		167	167,095

342 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2024-9, Class B 5.306%, 03/15/2032(b)	U.S.$	785	$786,011
Series 2025-3, Class A2 5.365%, 12/15/2032(b)		195	196,080
Series 2025-6, Class A2 4.497%, 04/15/2033(b)		390	388,728
Pagaya Point of Sale Holdings Grantor Trust Series 2025-1, Class A 5.715%, 01/20/2034(b)		676	677,892
SoFi Consumer Loan Program Trust Series 2025-4, Class A 4.24%, 08/25/2035(b)		1,079	1,078,607
Upgrade Master Pass-Thru Trust Series 2026-ST1, Class A 4.244%, 03/15/2034(b)		1,087	1,085,555
Upstart Securitization Trust Series 2026-1, Class A1 4.142%, 02/22/2027(b)		473	472,859

			18,071,131

Credit Cards - Fixed Rate – 0.3%
Mission Lane Credit Card Master Trust Series 2024-B, Class A 5.88%, 01/15/2030(b)		1,890	1,895,780
Series 2025-A, Class A 5.80%, 05/15/2030(b)		1,086	1,090,945

			2,986,725

Other ABS - Floating Rate – 0.0%
Pagaya AI Debt Grantor Trust Series 2025-1, Class A 5.156%, 07/15/2032(b)		137	137,805
Series 2025-5, Class A 5.108%, 03/15/2033(b)		78	77,755

			215,560

Total Asset-Backed Securities (cost $42,070,848)			40,941,266

COLLATERALIZED LOAN OBLIGATIONS – 2.1%
CLO - Floating Rate – 2.1%
AGL CLO 44 Ltd. Series 2025-44A, Class A 4.814% (CME Term SOFR 3 Month + 1.15%), 10/22/2037(b)(e)		808	808,103
AMMC CLO 27 Ltd. Series 2022-27A, Class A1R 4.755% (CME Term SOFR 3 Month + 1.08%), 01/20/2037(b)(e)		2,580	2,580,597

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PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Ballyrock CLO 27 Ltd. Series 2024-27A, Class A1A 5.017% (CME Term SOFR 3 Month + 1.35%), 10/25/2037(b)(e)	U.S.$	714	$713,939
Benefit Street Partners CLO XXXVIII Ltd. Series 2024-38A, Class A 4.977% (CME Term SOFR 3 Month + 1.31%), 01/25/2038(b)(e)		819	820,864
Diameter Capital CLO 9 Ltd. Series 2025-9A, Class A 4.845% (CME Term SOFR 3 Month + 1.17%), 04/20/2038(b)(e)		3,014	3,012,955
HPS Loan Management Ltd. Series 2024-19A, Class A1R 4.899% (CME Term SOFR 3 Month + 1.26%), 04/15/2037(b)(e)		449	449,800
Series 2026-28A, Class A1 4.856% (CME Term SOFR 3 Month + 1.22%), 07/20/2039(b)(e)		2,889	2,889,353
Juniper Valley Park CLO Ltd. Series 2023-1A, Class ARR 4.755% (CME Term SOFR 3 Month + 1.08%), 07/20/2036(b)(e)		1,673	1,674,102
Midocean Credit CLO Xxiii Series 2026-23A, Class A1 4.886% (CME Term SOFR 3 Month + 1.24%), 07/18/2039(b)(e)		2,180	2,180,403
Neuberger Berman Loan Advisers CLO 39 Ltd. Series 2020-39A, Class A1R2 4.88% (CME Term SOFR 3 Month + 1.22%), 04/20/2038(b)(e)		3,060	3,060,308
Oaktree CLO Ltd. Series 2026-34A, Class A 4.897% (CME Term SOFR 3 Month + 1.23%), 04/15/2039(b)(e)		1,103	1,103,372
OCP CLO Ltd. Series 2024-34A, Class A1 5.033% (CME Term SOFR 3 Month + 1.36%), 10/15/2037(b)(e)		561	562,259
Series 2026-50A, Class A1 4.863% (CME Term SOFR 3 Month + 1.20%), 07/15/2039(b)(e)		1,399	1,399,198
Trestles CLO X Ltd. Series 2026-10A, Class A1 4.849% (CME Term SOFR 3 Month + 1.18%), 04/20/2039(b)(e)		1,280	1,278,877

Total Collateralized Loan Obligations (cost $22,533,030)			22,534,130

344 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

AGENCIES – 1.2%
Agency Debentures – 1.2%
Federal Home Loan Banks 4.00%, 06/30/2028	U.S.$	10,600	$10,592,686
4.75%, 12/08/2028		1,785	1,812,471
Federal National Mortgage Association 6.25%, 05/15/2029		355	376,446
6.625%, 11/15/2030		260	285,984

Total Agencies (cost $13,085,957)			13,067,587

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.9%
Non-Agency Floating Rate CMBS – 0.5%
ALA Trust Series 2025-OANA, Class A 5.371% (CME Term SOFR 1 Month + 1.74%), 06/15/2040(b)(e)		1,520	1,526,537
AREIT Trust Series 2022-CRE6, Class A 4.888% (CME Term SOFR + 1.25%), 01/20/2037(b)(e)		635	634,997
BHMS Commercial Mortgage Trust Series 2025-ATLS, Class A 5.477% (CME Term SOFR 1 Month + 1.85%), 08/15/2042(b)(e)		1,442	1,443,809
BX Commercial Mortgage Trust Series 2019-IMC, Class D 5.573% (CME Term SOFR 1 Month + 1.95%), 04/15/2034(b)(e)		207	205,971
Series 2019-IMC, Class E 5.823% (CME Term SOFR 1 Month + 2.20%), 04/15/2034(b)(e)		839	835,717
CLNY Trust Series 2019-IKPR, Class D 6.033% (CME Term SOFR 1 Month + 2.39%), 11/15/2038(b)(e)		744	710,520

			5,357,551

Non-Agency Fixed Rate CMBS – 0.3%
GS Mortgage Securities Trust Series 2011-GC5, Class D 5.253%, 08/10/2044(b)		28	21,566
GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class A2 2.435%, 08/15/2026(i)		1,055	1,046,568

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PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2021-1, Class AS 2.638%, 08/15/2026(i)	U.S.$	59	$57,907
JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class D 4.036%, 08/15/2046(b)		472	372,970
Series 2014-C22, Class XA 0.403%, 09/15/2047(g)		247	7
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19, Class D 3.25%, 12/15/2047(b)		390	383,022
Wells Fargo Commercial Mortgage Trust Series 2016-NXS6, Class C 4.298%, 11/15/2049		1,030	1,006,568

			2,888,608

Non-Agency Fixed Rate – 0.1%
Ellington Financial Mortgage Trust Series 2026-CES1, Class A1A 4.914%, 12/25/2060(b)		725	718,401

Total Commercial Mortgage-Backed Securities (cost $9,084,402)			8,964,560

GOVERNMENTS - SOVEREIGN BONDS – 0.7%
Colombia – 0.1%
Colombia Government International Bond 3.125%, 04/15/2031		696	606,912
6.50%, 01/21/2033		420	415,296

			1,022,208

Ecuador – 0.1%
Amazon Conservation DAC 6.034%, 01/16/2042(b)		927	934,574

Mexico – 0.1%
Mexico Government International Bond 5.375%, 03/22/2033		716	700,885

Romania – 0.2%
Romanian Government International Bond 5.75%, 09/16/2030(b)		2,010	2,029,658

Saudi Arabia – 0.2%
KSA Sukuk Ltd. 5.25%, 06/04/2027(b)		2,535	2,557,181

Total Governments - Sovereign Bonds (cost $7,312,429)			7,244,506

346 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 0.6%
Industrial – 0.6%
Capital Goods – 0.1%
Axon Enterprise, Inc. 6.125%, 03/15/2030(b)	U.S.$	655	$669,777

Communications - Media – 0.1%
VZ Vendor Financing II BV 2.875%, 01/15/2029(b)	EUR	540	603,970

Communications - Telecommunications – 0.0%
Altice France SA 4.75%, 10/15/2030(b)		197	223,261

Consumer Cyclical - Other – 0.0%
Hilton Domestic Operating Co., Inc. 5.875%, 04/01/2029(b)	U.S.$	455	461,716
6.125%, 04/01/2032(b)		261	266,113

			727,829

Consumer Cyclical - Retailers – 0.1%
Advance Auto Parts, Inc. 7.00%, 08/01/2030(b)		1,250	1,284,700

Consumer Non-Cyclical – 0.1%
CVS Health Corp. 6.75%, 12/10/2054		47	48,953
7.00%, 03/10/2055		786	819,947
Organon & Co./Organon Foreign Debt Co-Issuer BV 2.875%, 04/30/2028(b)	EUR	320	369,690

			1,238,590

Energy – 0.1%
Sunoco LP 5.625%, 03/15/2031(b)	U.S.$	753	754,370

Technology – 0.1%
OAK-Eagle Acquireco, Inc. 7.25%, 07/01/2033(b)		902	939,938

Total Corporates - Non-Investment Grade (cost $6,312,730)			6,442,435

ABFunds.com	AB Active ETFs, Inc. 347

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.5%
United States – 0.5%
State Board of Administration Finance Corp. (Florida Hurricane Catastrophe Fund) Series 2020-A 1.705%, 07/01/2027	U.S.$	1,634	$1,592,948
State of California (State of California) Series 2010 7.625%, 03/01/2040		2,040	2,414,930
University of California (University of California) Series 2021-B 3.071%, 05/15/2051		2,070	1,423,376

Total Local Governments - US Municipal Bonds (cost $5,801,730)			5,431,254

EMERGING MARKETS - CORPORATE BONDS – 0.5%
Industrial – 0.5%
Basic – 0.2%
Braskem Netherlands Finance BV 4.50%, 01/10/2028(i)		1,440	955,800
Sasol Financing USA LLC 8.75%, 04/10/2033(b)		712	753,403

			1,709,203

Consumer Cyclical - Other – 0.1%
Wynn Macau Ltd. 5.625%, 08/26/2028(b)		730	727,262

Energy – 0.2%
Ecopetrol SA 8.375%, 01/19/2036		817	837,735
8.875%, 01/13/2033		793	837,805
Raizen Fuels Finance SA 6.25%, 07/08/2032(h)(i)(k)		411	235,145
6.70%, 02/25/2037(h)(i)(k)		1,177	667,948

			2,578,633

Total Emerging Markets - Corporate Bonds (cost $5,978,889)			5,015,098

EMERGING MARKETS - SOVEREIGNS – 0.1%
Mexico – 0.1%
Eagle Funding Luxco SARL 5.50%, 08/17/2030(b) (cost $860,136)		862	866,310

348 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

QUASI-SOVEREIGNS – 0.1%
Quasi-Sovereign Bonds – 0.1%
Kazakhstan – 0.1%
QazaqGaz NC JSC 5.625%, 05/08/2036(b) (cost $548,598)	U.S.$	559	$547,121

GOVERNMENTS - SOVEREIGN AGENCIES – 0.0%
Kazakhstan – 0.0%
Baiterek National Investment H 5.45%, 05/08/2028(b) (cost $354,712)		356	360,117

		Shares
COMMON STOCKS – 0.0%
Communication Services – 0.0%
Diversified Telecommunication Services – 0.0%
Altice France SA/LuxCo3(h)(j)(l) (cost $24,345)		1,339	26,759

		Principal Amount (000)
SHORT-TERM INVESTMENTS – 3.9%
U.S. Treasury Bills – 3.9%
U.S. Treasury Bill Zero Coupon, 08/04/2026 (cost $41,677,881)	U.S.$	41,946	41,675,229

Total Investments – 109.8% (cost $1,196,052,164)			1,159,578,986
Other assets less liabilities – (9.8)%			(103,633,415)

Net Assets – 100.0%			$1,055,945,571

ABFunds.com	AB Active ETFs, Inc. 349

PORTFOLIO OF INVESTMENTS (continued)

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
Australian 10 Yr Bond Futures	158	June 2026	$12,394,367	$49,732
Long Gilt Futures	75	September 2026	8,971,285	94,020
U.S. T-Note 2 Yr (CBT) Futures	5	September 2026	1,032,813	2,188
U.S. T-Note 5 Yr (CBT) Futures	1,261	September 2026	135,192,993	467,407
U.S. T-Note 10 Yr (CBT) Futures	114	September 2026	12,520,406	53,828
U.S. Ultra Bond (CBT) Futures	186	September 2026	21,279,562	89,984

Sold Contracts
Canadian 10 Yr Bond Futures	318	September 2026	27,754,448	(279,322)
U.S. 10 Yr Ultra Futures	93	September 2026	10,423,266	(97,359)

				$380,478

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	JPY	536,602	USD	3,367	06/11/2026	$(4,698)
State Street Bank & Trust Co.	USD	3,407	JPY	536,602	06/11/2026	(35,077)
State Street Bank & Trust Co.	EUR	1,041	USD	1,233	07/15/2026	16,366
State Street Bank & Trust Co.	JPY	1,361,295	USD	8,665	07/15/2026	87,734
State Street Bank & Trust Co.	USD	4,107	JPY	652,663	07/15/2026	5,701
State Street Bank & Trust Co.	USD	4,484	JPY	708,632	07/15/2026	(18,855)
State Street Bank & Trust Co.	CAD	15,914	USD	11,606	08/17/2026	25,297

						$76,468

*	Principal amount less than 500.

(a)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.

(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At May 31, 2026, the aggregate market value of these securities amounted to $264,976,598 or 25.1% of net assets.

(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at May 31, 2026.

(d)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(e)	Floating Rate Security. Stated interest/ floor/ceiling rate was in effect at May 31, 2026.

(f)	Inverse interest only security.

(g)	IO – Interest Only.

(h)	Non-income producing security.

350 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

(i)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.36% of net assets as of May 31, 2026, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Braskem Netherlands Finance BV 4.50%, 01/10/2028	12/12/2023 - 07/10/2025	$1,323,412	$955,800	0.09%
GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class A2 2.435%, 08/15/2026	02/25/2021 - 09/06/2022	1,056,346	1,046,568	0.10%
GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class AS 2.638%, 08/15/2026	02/25/2021 - 04/01/2021	59,067	57,907	0.00%
Raizen Fuels Finance SA 6.25%, 07/08/2032	02/03/2026 - 02/04/2026	322,026	235,145	0.02%
Raizen Fuels Finance SA 6.70%, 02/25/2037	02/20/2025 - 02/21/2025	1,173,754	667,948	0.07%
Tricolor Auto Securitization Trust Series 2024-2A, Class A 6.36%, 12/15/2027	05/14/2024	118,921	111,191	0.01%
Tricolor Auto Securitization Trust Series 2025-1A, Class A 4.94%, 02/15/2029	03/11/2025	1,273,011	775,404	0.07%

(j)	Fair valued by the Adviser.

(k)	Defaulted.

(l)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

Currency Abbreviations:

CAD – Canadian Dollar

EUR – Euro

JPY – Japanese Yen

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

ARMs – Adjustable Rate Mortgage

CBT – Chicago Board of Trade

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

JSC – Joint Stock Company

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduit

SOFR – Secured Overnight Financing Rate

TBA – To Be Announced

See notes to financial statements.

ABFunds.com	AB Active ETFs, Inc. 351

PORTFOLIO OF INVESTMENTS

AB CONSERVATIVE BUFFER ETF

May 31, 2026 (unaudited)

		Notional Amount	U.S. $ Value

PURCHASED OPTIONS – CALLS – 101.5%
Options on Equity Indices – 101.5%
SPDR S&P 500 ETF Trust Expiration: Aug 2026; Contracts: 14,319; Exercise Price: USD 3.66; Counterparty: Morgan Stanley & Co. LLC(a) (premium paid $1,039,922,484)	USD	5,240,754	$1,076,226,063

PURCHASED OPTIONS – PUTS – 1.7%
Options on Equity Indices – 1.7%
SPDR S&P 500 ETF Trust Expiration: Aug 2026; Contracts: 14,319; Exercise Price: USD 731.58; Counterparty: Morgan Stanley & Co. LLC(a) (premium paid $32,573,860)		1,047,549,402	17,693,989

		Shares
SHORT-TERM INVESTMENTS – 0.5%
Investment Companies – 0.5%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.46%(b)(c)(d) (cost $5,636,613)		5,636,613	5,636,613

Total Investments – 103.7% (cost $1,078,132,957)			1,099,556,665
Other assets less liabilities – (3.7)%			(39,405,458)

Net Assets – 100.0%			$1,060,151,207

CALL WRITTEN OPTIONS (see Note D)

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)		Premiums Received	US $ Value
SPDR S&P 500 ETF Trust(###)	Morgan Stanley & Co. LLC	14,319	USD	758.58	August 2026	USD	1,086,211	$ 22,299,747	$ (35,056,062)

PUT WRITTEN OPTIONS (see Note D)

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)		Premiums Received	US $ Value
SPDR S&P 500 ETF Trust(###)	Morgan Stanley & Co. LLC	14,319	USD	621.84	August 2026	USD	890,413	$ 7,702,865	$ (3,755,588)

(###)	One contract relates to 100 shares.

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day yield as of period end.

(c)	Affiliated investments.

352 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

(d)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

Glossary:

ETF – Exchange Traded Fund

SPDR – Standard & Poor’s Depository Receipts

See notes to financial statements.

ABFunds.com	AB Active ETFs, Inc. 353

PORTFOLIO OF INVESTMENTS

AB INTERNATIONAL BUFFER ETF

May 31, 2026 (unaudited)

		Notional Amount	U.S. $ Value

PURCHASED OPTIONS – CALLS – 99.1%
Options on Equity Indices – 99.1%
iShares MSCI EAFE ETF Expiration: Jul 2026; Contracts: 12,381; Exercise Price: USD 0.51; Counterparty: Morgan Stanley & Co., Inc(a) (premium paid $124,239,446)	USD	631,431	$127,122,908

PURCHASED OPTIONS – PUTS – 2.1%
Options on Equity Indices – 2.1%
iShares MSCI EAFE ETF Expiration: Jul 2026; Contracts: 12,381; Exercise Price: USD 102.32; Counterparty: Morgan Stanley & Co., Inc(a) (premium paid $4,537,360)		126,682,392	2,653,248

		Shares
SHORT-TERM INVESTMENTS – 0.5%
Investment Companies – 0.5%
AB Fixed Income Shares, Inc.– Government Money Market Portfolio – Class AB, 3.46%(b)(c)(d) (cost $684,600)		684,600	684,600

Total Investments – 101.7% (cost $129,461,406)			130,460,756
Other assets less liabilities – (1.7)%			(2,163,897)

Net Assets – 100.0%			$128,296,859

CALL WRITTEN OPTIONS (see Note D)

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)		Premiums Received	US $ Value
iShares MSCI EAFE ETF(###)	Morgan Stanley & Co., Inc	12,381	USD	108.01	July 2026	USD	133,727	$ 1,377,186	$ (1,410,815)

PUT WRITTEN OPTIONS (see Note D)

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)		Premiums Received	US $ Value
iShares MSCI EAFE ETF(###)	Morgan Stanley & Co., Inc	12,381	USD	92.09	July 2026	USD	114,017	$ 1,230,133	$ (684,545)

(###)	One contract relates to 100 shares.

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day yield as of period end.

(c)	Affiliated investments.

(d)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

354 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Glossary:

EAFE – Europe, Australia, and Far East

ETF – Exchange Traded Fund

MSCI – Morgan Stanley Capital International

See notes to financial statements.

ABFunds.com	AB Active ETFs, Inc. 355

PORTFOLIO OF INVESTMENTS

AB MODERATE BUFFER ETF

May 31, 2026 (unaudited)

		Notional Amount	U.S. $ Value

PURCHASED OPTIONS – CALLS – 102.6%
Options on Equity Indices – 102.6%
SPDR S&P 500 ETF Trust Expiration: Jul 2026; Contracts: 5,683; Exercise Price: USD 3.56; Counterparty: Morgan Stanley & Co. LLC(a) (premium paid $401,697,240)	USD	2,023,148	$427,075,233

PURCHASED OPTIONS – PUTS – 0.7%
Options on Equity Indices – 0.7%
SPDR S&P 500 ETF Trust Expiration: Jul 2026; Contracts: 5,683; Exercise Price: USD 703.03; Counterparty: Morgan Stanley & Co. LLC(a) (premium paid $10,606,096)		399,531,949	2,752,959

		Shares
SHORT-TERM INVESTMENTS – 0.5%
Investment Companies – 0.5%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.46%(b)(c)(d) (cost $2,226,979)		2,226,979	2,226,979

Total Investments – 103.8% (cost $414,530,315)			432,055,171
Other assets less liabilities – (3.8)%			(15,874,199)

Net Assets – 100.0%			$416,180,972

CALL WRITTEN OPTIONS (see Note D)

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)		Premiums Received	US $ Value
SPDR S&P 500 ETF Trust(###)	Morgan Stanley & Co. LLC	5,683	USD	746.77	July 2026	USD	424,389	$ 5,448,003	$ (14,658,787)

PUT WRITTEN OPTIONS (see Note D)

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)		Premiums Received	US $ Value
SPDR S&P 500 ETF Trust(###)	Morgan Stanley & Co. LLC	5,683	USD	640.09	July 2026	USD	363,763	$ 4,403,456	$ (986,342)

(###)	One contract relates to 100 shares.

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day yield as of period end.

(c)	Affiliated investments.

(d)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

356 AB Active ETFs, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Glossary:

ETF – Exchange Traded Fund

SPDR – Standard & Poor’s Depository Receipts

See notes to financial statements.

ABFunds.com	AB Active ETFs, Inc. 357

STATEMENT OF ASSETS & LIABILITIES

May 31, 2026 (unaudited)

	AB Tax-Aware Short Duration Municipal ETF		AB Ultra Short Income ETF		AB High Yield ETF
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,244,356,914, $1,427,412,278 and $330,594,104, respectively)	$1,247,146,437		$1,426,656,099		$328,425,015
Affiliated issuers (cost $0, $31,259,738 and $7,132,889, respectively)	– 0	–	31,259,738		7,132,889
Cash	– 0	–	393		56,518
Cash collateral due from broker	401,789		924,400		333,501
Foreign currencies, at value (cost $0, $0 and $284,438, respectively)	– 0	–	– 0	–	281,935
Receivable for shares of beneficial interest sold	21,413,440		– 0	–	– 0	–
Unaffiliated interest and dividends receivable	17,926,339		11,993,861		5,983,586
Receivable for investment securities sold	8,462,000		– 0	–	1,017,656
Affiliated dividends receivable	47,419		89,502		17,910
Receivable due from Adviser	2,987		5,324		1,162
Receivable for variation margin on centrally cleared swaps	2,698		– 0	–	– 0	–
Unrealized appreciation on forward currency exchange contracts	– 0	–	– 0	–	116,208
Receivable for variation margin on futures	– 0	–	26,154		7,124
Foreign withholding tax reclaims	– 0	–	18,600		917

Total assets	1,295,403,109		1,470,974,071		343,374,421

Liabilities
Due to custodian	1,451,003		– 0	–	– 0	–
Payable for investment securities purchased	21,836,187		– 0	–	2,241,941
Payable for shares of beneficial interest redeemed	8,822,905		6,300,813		– 0	–
Advisory fee payable	280,072		312,948		113,964
Payable for variation margin on centrally cleared swaps	– 0	–	– 0	–	301
Foreign capital gains tax payable	– 0	–	– 0	–	7,973
Accrued expenses	22,713		– 0	–	4,921

Total liabilities	32,412,880		6,613,761		2,369,100

Net Assets	$1,262,990,229		$1,464,360,310		$341,005,321

Composition of Net Assets
Capital stock, at par	$5,010		$2,905		$911
Additional paid-in capital	1,257,342,488		1,464,040,450		353,399,652
Distributable earnings/Accumulated loss	5,642,731		316,955		(12,395,242)

Net Assets	$1,262,990,229		$1,464,360,310		$341,005,321

358 AB Active ETFs, Inc.	ABFunds.com

STATEMENT OF ASSETS & LIABILITIES (unaudited) (continued)

Net Asset Value Per Share—500 million shares of capital stock authorized, $.0001 par value

	Net Assets	Shares Outstanding	Net Asset Value

AB Tax-Aware Short Duration Municipal ETF	$1,262,990,229	50,102,000	$25.21

AB Ultra Short Income ETF	$1,464,360,310	29,051,000	$50.41

AB High Yield ETF	$341,005,321	9,114,045	$37.42

See notes to financial statements.

ABFunds.com	AB Active ETFs, Inc. 359

STATEMENT OF ASSETS & LIABILITIES (unaudited) (continued)

	AB Core Plus Bond ETF		AB Corporate Bond ETF		AB Tax-Aware Intermediate Municipal ETF
Assets
Investments in securities, at value
Unaffiliated issuers (cost $208,133,850, $25,887,454 and $597,848,419, respectively)	$206,641,785		$25,755,551		$602,606,137
Affiliated issuers (cost $9,550,124, $132,946 and $11,994,014, respectively)	9,550,124		132,946		11,994,014
Cash	– 0	–	– 0	–	162
Cash collateral due from broker	507,372		307,198		1,167,615
Unaffiliated interest and dividends receivable	2,175,797		311,902		8,666,580
Receivable for investment securities sold	861,067		– 0	–	499,424
Affiliated dividends receivable	28,109		276		39,404
Receivable due from Adviser	1,785		18		2,487
Receivable for shares of beneficial interest sold	– 0	–	– 0	–	3,826,845
Receivable for variation margin on futures	– 0	–	41,282		– 0	–
Receivable for variation margin on centrally cleared swaps	– 0	–	– 0	–	11,297

Total assets	219,766,039		26,549,173		628,813,965

Liabilities
Due to custodian	236,443		– 0	–	– 0	–
Payable for investment securities purchased	4,766,741		– 0	–	12,531,306
Advisory fee payable	54,843		6,719		134,489
Payable for variation margin on futures	19,686		– 0	–	– 0	–
Foreign capital gains tax payable	6,756		– 0	–	– 0	–
Accrued expenses	– 0	–	– 0	–	15,245

Total liabilities	5,084,469		6,719		12,681,040

Net Assets	$214,681,570		$26,542,454		$616,132,925

Composition of Net Assets
Capital stock, at par	$609		$75		$2,415
Additional paid-in capital	263,136,737		26,744,457		609,661,708
Distributable earnings/Accumulated loss	(48,455,776)		(202,078)		6,468,802

Net Assets	$214,681,570		$26,542,454		$616,132,925

360 AB Active ETFs, Inc.	ABFunds.com

STATEMENT OF ASSETS & LIABILITIES (unaudited) (continued)

Net Asset Value Per Share—500 million shares of capital stock authorized, $.0001 par value

	Net Assets	Shares Outstanding	Net Asset Value

AB Core Plus Bond ETF	$214,681,570	6,091,144	$35.24

AB Corporate Bond ETF	$26,542,454	750,028	$35.39

AB Tax-Aware Intermediate Municipal ETF	$616,132,925	24,150,040	$25.51

See notes to financial statements.

ABFunds.com	AB Active ETFs, Inc. 361

STATEMENT OF ASSETS & LIABILITIES (unaudited) (continued)

	AB Tax-Aware Long Municipal ETF		AB Short Duration High Yield ETF		AB Short Duration Income ETF
Assets
Investments in securities, at value
Unaffiliated issuers (cost $56,179,709, $880,501,555 and $173,443,053, respectively)	$56,442,806		$874,209,300		$172,735,455
Affiliated issuers (cost $1,690,337, $14,434,300 and $1,447,540, respectively)	1,690,337		14,434,300		1,447,540
Cash	7		6,785		89,413
Cash collateral due from broker	81,165		766,413		616,631
Foreign currencies, at value (cost $0, $839,065 and $50,201, respectively)	– 0	–	838,645		50,029
Interest receivable	715,577		14,993,587		1,769,662
Receivable for variation margin on centrally cleared swaps	14,014		– 0	–	570
Affiliated dividends receivable	4,303		49,347		2,856
Receivable due from Adviser	268		3,263		235
Receivable for investment securities sold	– 0	–	3,427,932		1,443
Unrealized appreciation on forward currency exchange contracts	– 0	–	476,427		10,789
Receivable for variation margin on futures	– 0	–	– 0	–	27,960

Total assets	58,948,477		909,205,999		176,752,583

Liabilities
Payable for investment securities purchased	1,207,185		9,885,387		2,538,576
Payable for terminated centrally cleared interest rate swaps	13,179		– 0	–	– 0	–
Advisory fee payable	12,184		305,488		44,144
Payable for variation margin on futures	– 0	–	8,411		– 0	–
Unrealized depreciation on forward currency exchange contracts	– 0	–	9,475		2,076
Foreign capital gains tax payable	– 0	–	30,381		3,324
Accrued expenses	– 0	–	– 0	–	77,275

Total liabilities	1,232,548		10,239,142		2,665,395

Net Assets	$57,715,929		$898,966,857		$174,087,188

Composition of Net Assets
Capital stock, at par	$230		$2,512		$489
Additional paid-in capital	57,576,605		928,832,026		179,792,371
Distributable earnings/Accumulated loss	139,094		(29,867,681)		(5,705,672)

Net Assets	$57,715,929		$898,966,857		$174,087,188

362 AB Active ETFs, Inc.	ABFunds.com

STATEMENT OF ASSETS & LIABILITIES (unaudited) (continued)

Net Asset Value Per Share—500 million shares of capital stock authorized, $.0001 par value

	Net Assets	Shares Outstanding	Net Asset Value

AB Tax-Aware Long Municipal ETF	$57,715,929	2,300,040	$25.09

AB Short Duration High Yield ETF	$898,966,857	25,120,150	$35.79

AB Short Duration Income ETF	$174,087,188	4,888,461	$35.61

See notes to financial statements.

ABFunds.com	AB Active ETFs, Inc. 363

STATEMENT OF ASSETS & LIABILITIES (unaudited) (continued)

	AB California Intermediate Municipal ETF		AB New York Intermediate Municipal ETF		AB Core Bond ETF
Assets
Investments in securities, at value (cost $1,166,978,992, $1,288,396,412 and $1,196,052,164, respectively)	$1,157,732,580		$1,282,812,840		$1,159,578,986
Cash	– 0	–	5,658,410		16,833,597
Cash collateral due from broker	942,830		673,933		3,961,827
Foreign currencies, at value (cost $0, $0 and $214,070, respectively)	– 0	–	– 0	–	214,651
Unaffiliated interest and dividends receivable	15,600,009		16,413,730		8,259,909
Receivable for investment securities sold	3,215,000		150,000		27,528,596
Receivable for variation margin on centrally cleared swaps	25,837		23,939		– 0	–
Unrealized appreciation on forward currency exchange contracts	– 0	–	– 0	–	135,098
Unrealized appreciation on interest rate swaps	– 0	–	908,844		– 0	–
Foreign withholding tax reclaims	– 0	–	– 0	–	18,348
Other assets	– 0	–	– 0	–	270,000

Total assets	1,177,516,256		1,306,641,696		1,216,801,012

Liabilities
Due to custodian	15,730		– 0	–	– 0	–
Cash collateral due to broker	– 0		830,000		– 0	–
Payable for investment securities purchased	11,534,100		1,628,880		160,194,722
Advisory fee payable	262,738		296,743		242,284
Payable for variation margin on futures	– 0	–	– 0	–	275,216
Unrealized depreciation on forward currency exchange contracts	– 0	–	– 0	–	58,630
Foreign capital gains tax payable	– 0	–	– 0	–	2,315
Accrued expenses	82,480		39,869		82,274

Total liabilities	11,895,048		2,795,492		160,855,441

Net Assets	$1,165,621,208		$1,303,846,204		$1,055,945,571

Composition of Net Assets
Capital stock, at par	$4,646		$5,203		$3,577
Additional paid-in capital	1,179,186,187		1,337,600,025		1,182,674,061
Accumulated loss	(13,569,625)		(33,759,024)		(126,732,067)

Net Assets	$1,165,621,208		$1,303,846,204		$1,055,945,571

364 AB Active ETFs, Inc.	ABFunds.com

STATEMENT OF ASSETS & LIABILITIES (unaudited) (continued)

Net Asset Value Per Share—500 million shares of capital stock authorized, $.0001 par value

	Net Assets	Shares Outstanding	Net Asset Value

AB California Intermediate Municipal ETF	$1,165,621,208	46,455,552	$25.09

AB New York Intermediate Municipal ETF	$1,303,846,204	52,025,758	$25.06

AB Core Bond ETF	$1,055,945,571	35,768,003	$29.52

See notes to financial statements.

ABFunds.com	AB Active ETFs, Inc. 365

STATEMENT OF ASSETS & LIABILITIES (unaudited) (continued)

	AB Conservative Buffer ETF		AB International Buffer ETF	AB Moderate Buffer ETF
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,072,496,344, $128,776,806 and $412,303,336, respectively)	$1,093,920,052		$129,776,156	$429,828,192
Affiliated issuers (cost $5,636,613, $684,600 and $2,226,979, respectively)	5,636,613		684,600	2,226,979
Cash collateral due from broker	– 0	–	2,000	2,000
Affiliated dividends receivable	16,811		2,002	6,275
Receivable due from Adviser	1,054		125	393

Total assets	1,099,574,530		130,464,883	432,063,839

Liabilities
Options written, at value (premiums received $30,002,612, $2,607,319 and $9,851,459, respectively)	38,811,650		2,095,360	15,645,129
Advisory fee payable	613,673		72,664	237,738

Total liabilities	39,425,323		2,168,024	15,882,867

Net Assets	$1,060,149,207		$128,296,859	$416,180,972

Composition of Net Assets
Capital stock, at par	$2,495		$305	$1,028
Additional paid-in capital	1,028,287,841		123,106,139	396,242,227
Distributable earnings	31,860,871		5,190,415	19,937,717

Net Assets	$1,060,151,207		$128,296,859	$416,180,972

Net Asset Value Per Share—500 million shares of capital stock authorized, $.0001 par value

	Net Assets	Shares Outstanding	Net Asset Value

AB Conservative Buffer ETF	$1,060,151,207	24,950,028	$42.49

AB International Buffer ETF	$128,296,859	3,050,028	$42.06

AB Moderate Buffer ETF	$416,180,972	10,275,028	$40.50

See notes to financial statements.

366 AB Active ETFs, Inc.	ABFunds.com

STATEMENT OF OPERATIONS

Year Ended May 31, 2026 (unaudited)

	AB Tax-Aware Short Duration Municipal ETF		AB Ultra Short Income ETF		AB High Yield ETF
Investment Income
Interest	$18,960,346		$29,360,426		$11,122,328
Dividends—Affiliated issuers	376,214		1,148,119		109,700
Dividends—Unaffiliated issuers	– 0	–	– 0	–	2,642
Other income	– 0	–	– 0	–	788

Total income	$19,336,560		$30,508,545		$11,235,458

Expenses
Advisory fee (see Note B)	1,534,645		1,821,932		631,974

Total expenses before bank overdraft expense	1,534,645		1,821,932		631,974
Bank overdraft expense	393		– 0	–	1,405

Total expenses	1,535,038		1,821,932		633,379
Less: expenses waived and reimbursed by the Adviser (see Note B)	(22,232)		(68,495)		(6,612)

Net expenses	1,512,806		1,753,437		626,767

Net investment income	17,823,754		28,755,108		10,608,691

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions(a)	(256,326)		(158,180)		503,261
In-kind redemptions	848,853		– 0	–	237,691
Forward currency exchange contracts	– 0	–	– 0	–	(3,723)
Futures	– 0	–	(2,124,688)		(384,304)
Swaps	202,220		– 0	–	134,759
Foreign currency transactions	– 0	–	– 0	–	(105,112)
Net change in unrealized appreciation (depreciation) of:
Investments(b)	(4,074,824)		(4,855,862)		(3,195,124)
Forward currency exchange contracts	– 0	–	– 0	–	135,167
Futures	– 0	–	89,883		92,290
Swaps	(150,246)		– 0	–	(6,222)
Foreign currency denominated assets and liabilities	– 0	–	– 0	–	(633)

Net loss on investment and foreign currency transactions	(3,430,323)		(7,048,847)		(2,591,950)

Net Increase in Net Assets from Operations	$14,393,431		$21,706,261		$8,016,741

(a)	Net of foreign realized capital gains taxes of $575, $0 and $0, respectively.

(b)	Net of decrease in accrued foreign capital gains taxes on unrealized gains of $1,287, $0 and $0, respectively.

See notes to financial statements.

ABFunds.com	AB Active ETFs, Inc. 367

STATEMENT OF OPERATIONS (unaudited) (continued)

	AB Core Plus Bond ETF		AB Corporate Bond ETF		AB Tax-Aware Intermediate Municipal ETF
Investment Income
Interest	$4,778,537		$674,929		$9,800,621
Dividends—Affiliated issuers	190,673		3,771		172,190
Other income	73		– 0	–	625

Total income	$4,969,283		$678,700		$9,973,436

Expenses
Advisory fee (see Note B)	309,600		40,174		688,152

Total expenses before bank overdraft expense	309,600		40,174		688,152
Bank overdraft expense	194		588		1,473

Total expenses	309,794		40,762		689,625
Less: expenses waived and reimbursed by the Adviser (see Note B)	(11,379)		(231)		(10,287)

Net expenses	298,415		40,531		679,338

Net investment income	4,670,868		638,169		9,294,098

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions(a)	(740,337)		(115,177)		119,072
In-kind redemptions	18,755		140,110		– 0	–
Futures	(247,023)		(60,856)		– 0	–
Swaps	– 0	–	– 0	–	(32,875)
Net change in unrealized appreciation (depreciation) of:
Investments	(3,194,677)		(473,740)		(304,924)
Futures	62,406		(52,875)		– 0	–
Swaps	– 0	–	– 0	–	(487,931)

Net loss on investment transactions	(4,100,876)		(562,538)		(706,658)

Net Increase in Net Assets from Operations	$569,992		$75,631		$8,587,440

(a)	Net of foreign realized capital gains taxes of $6,554, $0 and $0, respectively.

See notes to financial statements.

368 AB Active ETFs, Inc.	ABFunds.com

STATEMENT OF OPERATIONS (unaudited) (continued)

	AB Tax-Aware Long Municipal ETF		AB Short Duration High Yield ETF		AB Short Duration Income ETF
Investment Income
Interest	$1,053,181		$27,518,723		$3,739,520
Dividends—Affiliated issuers	23,483		350,172		23,291

Total income	$1,076,664		$27,868,895		$3,762,811

Expenses
Advisory fee (see Note B)	66,984		1,746,520		240,662

Total expenses before bank overdraft expense	66,984		1,746,520		240,662
Bank overdraft expense	167		3,158		96

Total expenses	67,151		1,749,678		240,758
Less: expenses waived and reimbursed by the Adviser (see Note B)	(1,395)		(21,327)		(1,412)

Net expenses	65,756		1,728,351		239,346

Net investment income	1,010,908		26,140,544		3,523,465

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions(a)	(123,780)		1,643,619		211,479
In-kind redemptions	18,087		411,583		65,431
Forward currency exchange contracts	– 0	–	29,400		251
Futures	– 0	–	558,499		(238,833)
Swaps	116,431		531,898		16,554
Foreign currency transactions	– 0	–	(540,016)		(14,492)
Net change in unrealized appreciation (depreciation) of:
Investments(b)	61,198		(7,310,102)		(1,631,361)
Forward currency exchange contracts	– 0	–	596,189		13,238
Futures	– 0	–	(271,394)		(687)
Swaps	(78,902)		– 0	–	154,168
Foreign currency denominated assets and liabilities	– 0	–	9,125		352

Net loss on investment and foreign currency transactions	(6,966)		(4,341,199)		(1,423,900)

Net Increase in Net Assets from Operations	$1,003,942		$21,799,345		$2,099,565

(a)	Net of foreign realized capital gains taxes of $225, $3,288 and $0, respectively.

(b)	Net of decrease in accrued foreign capital gains taxes on unrealized gains of $0, $8,026 and $98, respectively.

See notes to financial statements.

ABFunds.com	AB Active ETFs, Inc. 369

STATEMENT OF OPERATIONS (unaudited) (continued)

	AB California Intermediate Municipal ETF		AB New York Intermediate Municipal ETF		AB Core Bond ETF
Investment Income
Interest	$19,653,297		$21,409,007		$19,432,528
Other income	– 0	–	– 0	–	1,916

Total income	$19,653,297		$21,409,007		$19,434,444

Expenses
Advisory fee (see Note B)	1,514,127		1,746,867		1,305,637

Total expenses before bank overdraft expense	1,514,127		1,746,867		1,305,637
Bank overdraft expense	26,498		8,512		843

Total expenses	1,540,625		1,755,379		1,306,480

Net expenses	1,540,625		1,755,379		1,306,480

Net investment income	18,112,672		19,653,628		18,127,964

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions(a)	78,356		(3,485,883)		648,379
In-kind redemptions	1,091,330		70,885		(829,766)
Forward currency exchange contracts	– 0	–	– 0	–	12,342
Futures	– 0	–	– 0	–	(4,154,016)
Swaps	(15,619)		(627,236)		– 0	–
Foreign currency transactions	– 0	–	– 0	–	352,381
Net change in unrealized appreciation (depreciation) of:	(4,262,743)		3,597,085		(14,837,800)
Investments(b)
Forward currency exchange contracts	– 0	–	– 0	–	(71,039)
Futures	– 0	–	– 0	–	(96,263)
Swaps	546,524		909,803		– 0	–
Foreign currency denominated assets and liabilities	– 0	–	– 0	–	5,082

Net gain (loss) on investment and foreign currency transactions	(2,562,152)		464,654		(18,970,700)
Contributions from Affiliates (see Note B)	– 0	–	– 0	–	2,722

Net Increase (Decrease) in Net Assets from Operations	$15,550,520		$20,118,282		$(840,014)

(a)	Net of foreign realized capital gains taxes of $0, $5,750 and $0, respectively.

(b)	Net of decrease in accrued foreign capital gains taxes on unrealized gains of $0, $1,716 and $0, respectively.

See notes to financial statements.

370 AB Active ETFs, Inc.	ABFunds.com

STATEMENT OF OPERATIONS (unaudited) (continued)

	AB Conservative Buffer ETF	AB International Buffer ETF	AB Moderate Buffer ETF
Investment Income
Dividends—Affiliated issuers	$93,404	$9,423	$31,821
Interest	2	5	8
Other income	89	2,081	2,183

Total income	$93,495	$11,509	$34,012

Expenses
Advisory fee (see Note B)	3,486,424	344,241	1,171,480

Total expenses before bank overdraft expense	3,486,424	344,241	1,171,480
Bank overdraft expense	262	656	15

Total expenses	3,486,686	344,897	1,171,495
Less: expenses waived and reimbursed by the Adviser (see Note B)	(5,575)	(565)	(1,901)

Net expenses	3,481,111	344,332	1,169,594

Net investment income	(3,387,616)	(332,823)	(1,135,582)

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	48,894,760	4,029,045	15,451,971
In-kind redemptions	(2,834,338)	2,352,814	10,590,178
Options written	(17,824,338)	(905,951)	(14,053,937)
Net change in unrealized appreciation (depreciation) of:
Investments	24,015,406	732,183	12,980,151
Options written	(15,335,499)	373,361	(7,896,013)

Net gain on investment transactions	36,915,991	6,581,452	17,072,350

Net Increase in Net Assets from Operations	$33,528,375	$6,248,629	$15,936,768

See notes to financial statements.

ABFunds.com	AB Active ETFs, Inc. 371

STATEMENT OF CHANGES IN NET ASSETS

	AB Tax-Aware Short Duration Municipal ETF			AB Ultra Short Income ETF
	Six Months Ended May 31, 2026 (unaudited)		Year Ended November 30, 2025	Six Months Ended May 31, 2026 (unaudited)		Year Ended November 30, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income	$17,823,754		$26,531,780	$28,755,108		$60,793,155
Net realized gain (loss) on investment transactions	794,747		(238,764)	(2,282,868)		(111,720)
Net change in unrealized appreciation (depreciation) of investments	(4,225,070)		2,820,583	(4,765,979)		2,819,333
Contributions from Affiliates (see Note B)	– 0	–	2,723	– 0	–	– 0	–

Net increase in net assets from operations	14,393,431		29,116,322	21,706,261		63,500,768
Distributions to Shareholders	(17,684,429)		(25,495,866)	(30,064,576)		(60,695,920)
Transactions in Shares of the Fund
Net increase (decrease)	222,044,595		389,795,505	(26,556,587)		353,341,290
Other Capital	83,877		143,158	– 0	–	– 0	–

Total increase (decrease)	218,837,474		393,559,119	(34,914,902)		356,146,138
Net Assets
Beginning of period	1,044,152,755		650,593,636	1,499,275,212		1,143,129,074

End of period	$1,262,990,229		$1,044,152,755	$1,464,360,310		$1,499,275,212

See notes to financial statements.

372 AB Active ETFs, Inc.	ABFunds.com

STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB High Yield ETF		AB Core Plus Bond ETF
	Six Months Ended May 31, 2026 (unaudited)	Year Ended November 30, 2025	Six Months Ended May 31, 2026 (unaudited)	Year Ended November 30, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income	$10,608,691	$14,755,703	$4,670,868	$6,608,835
Net realized gain (loss) on investment and foreign currency transactions	382,572	1,539,190	(968,605)	457,100
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	(2,974,522)	181,636	(3,132,271)	912,878

Net increase in net assets from operations	8,016,741	16,476,529	569,992	7,978,813
Distributions to Shareholders	(10,693,806)	(13,808,737)	(4,890,762)	(6,108,010)
Transactions in Shares of the Fund
Net increase	38,229,418	127,652,321	23,082,260	138,643,204
Other Capital	2,604	23,564	7,029	16,056

Total increase .	35,554,957	130,343,677	18,768,519	140,530,063
Net Assets
Beginning of period	305,450,364	175,106,687	195,913,051	55,382,988

End of period	$341,005,321	$305,450,364	$214,681,570	$195,913,051

See	notes to financial statements.

ABFunds.com	AB Active ETFs, Inc. 373

STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Corporate Bond ETF			AB Tax-Aware Intermediate Municipal ETF
	Six Months Ended May 31, 2026 (unaudited)		Year Ended November 30, 2025	Six Months Ended May 31, 2026 (unaudited)	Year Ended November 30, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income	$638,169		$1,313,684	$9,294,098	$9,987,414
Net realized gain (loss) on investment transactions	(35,923)		319,764	86,197	(429,733)
Net change in unrealized appreciation (depreciation) of investments	(526,615)		(98,726)	(792,855)	4,843,009

Net increase in net assets from operations	75,631		1,534,722	8,587,440	14,400,690
Distributions to Shareholders	(666,400)		(1,506,283)	(8,925,094)	(8,743,650)
Transactions in Shares of the Fund
Net increase (decrease)	(9,070)		1,755,345	195,794,510	322,081,425
Other Capital	– 0	–	67	168,219	293,363

Total increase (decrease)	(599,839)		1,783,851	195,625,075	328,031,828
Net Assets
Beginning of period	27,142,293		25,358,442	420,507,850	92,476,022

End of period	$26,542,454		$27,142,293	$616,132,925	$420,507,850

See	notes to financial statements.

374 AB Active ETFs, Inc.	ABFunds.com

STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Tax-Aware Long Municipal ETF		AB Short Duration High Yield ETF
	Six Months Ended May 31, 2026 (unaudited)	Year Ended November 30, 2025	Six Months Ended May 31, 2026 (unaudited)	Year Ended November 30, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,010,908	$1,333,108	$26,140,544	$51,179,077
Net realized gain (loss) on investment and foreign currency transactions	10,738	(216,101)	2,634,983	518,640
Net change in unrealized depreciation of investments and foreign currency denominated assets and liabilities	(17,704)	(370,267)	(6,976,182)	(3,115,226)

Net increase in net assets from operations	1,003,942	746,740	21,799,345	48,582,491
Distributions to Shareholders	(983,381)	(1,295,116)	(26,234,681)	(47,922,615)
Transactions in Shares of the Fund
Net increase	14,839,515	13,798,975	65,572,630	82,729,034
Other Capital	35,430	43,062	28,798	60,872

Total increase .	14,895,506	13,293,661	61,166,092	83,449,782
Net Assets
Beginning of period	42,820,423	29,526,762	837,800,765	754,350,983

End of period	$57,715,929	$42,820,423	$898,966,857	$837,800,765

See	notes to financial statements.

ABFunds.com	AB Active ETFs, Inc. 375

STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Short Duration Income ETF
	Six Months Ended May 31, 2026 (unaudited)	Year Ended November 30, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income	$3,523,465	$5,549,850
Net realized gain on investment and foreign currency transactions	40,390	993,762
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	(1,464,290)	447,592

Net increase in net assets from operations	2,099,565	6,991,204
Distributions to Shareholders	(3,614,688)	(5,535,810)
Transactions in Shares of the Fund
Net increase	30,459,740	55,182,805
Other Capital	36	972

Total increase .	28,944,653	56,639,171
Net Assets
Beginning of period	145,142,535	88,503,364

End of period	$174,087,188	$145,142,535

See	notes to financial statements.

376 AB Active ETFs, Inc.	ABFunds.com

STATEMENT OF CHANGES IN NET ASSETS (continued)

AB California Intermediate Municipal ETF
Six Months Ended May 31, 2026 (unaudited)	October 1, 2025 to November 30, 2025	Year Ended September 30, 2025(a)
Increase (Decrease) in Net Assets from Operations
Net investment income	$18,112,672	$5,719,481	$30,734,034
Net realized gain on investment transactions	1,154,067	1,292,394	97,147
Net change in unrealized appreciation (depreciation) of investments	(3,716,219)	5,376,628	(7,423,081)

Net increase in net assets from operations .	15,550,520	12,388,503	23,408,100
Distributions to Shareholders
Municipal Class	– 0	–	– 0	–	(25,034,821)
Class A	– 0	–	– 0	–	(1,258,916)
Class C	– 0	–	– 0	–	(33,186)
Advisor Class	(19,491,403)	(3,097,434)	(4,053,384)
Return of Capital
Municipal Class	– 0	–	– 0	–	(462,148)
Class A	– 0	–	– 0	–	(23,240)
Class C	– 0	–	– 0	–	(613)
Advisor Class	– 0	–	– 0	–	(74,826)
Transactions in Shares of the Fund
Net increase	71,363,590	3,019,310	62,559,581
Other Capital	45,812	7,545	– 0	–

Total increase	67,468,519	12,317,924	55,026,547
Net Assets
Beginning of period	1,098,152,689	1,085,834,765	1,030,808,218

End of period	$1,165,621,208	$1,098,152,689	$1,085,834,765

(a)	The Acquired Portfolio had a fiscal year end of September 30. The Fund has a fiscal year end of November 30.

(b)

After the close of business on October 3, 2025, California Municipal Portfolio (the “Acquired Portfolio”) was reorganized into AB California Intermediate Municipal ETF. The amounts disclosed include those of the Acquired Portfolio. See Note A for additional information on the reorganization.

See	notes to financial statements.

ABFunds.com	AB Active ETFs, Inc. 377

STATEMENT OF CHANGES IN NET ASSETS (continued)

AB New York Intermediate Municipal ETF
Six Months Ended May 31, 2026 (unaudited)	October 1, 2025 to November 30, 2025(a)	Year Ended September 30, 2025(b)
Increase (Decrease) in Net Assets from Operations
Net investment income	$19,653,628	$6,048,389	$35,302,223
Net realized gain (loss) on investment transactions	(4,042,234)	615,935	(3,498,399)
Net change in unrealized appreciation (depreciation) of investments	4,506,888	5,190,421	(7,976,376)

Net increase (decrease) in net assets from operations	20,118,282	11,854,745	23,827,448
Distributions to Shareholders	(1,801,246)
Class A	– 0	–	– 0	–
Class C	– 0	–	– 0	–	(34,459)
Advisor Class	(19,265,188)	(3,614,529)	(1,436,296)
Municipal Class	– 0	–	– 0	–	(31,911,836)
Transactions in Shares of the Fund
Net increase	10,006,516	3,715,650	(51,699,999)
Other Capital	36,324	– 0	–	– 0	–

Total increase (decrease)	10,895,934	11,955,866	(63,056,388)
Net Assets
Beginning of period	1,292,950,270	1,280,994,404	1,344,050,792

End of period	$1,303,846,204	$1,292,950,270	$1,280,994,404

(a)	The Acquired Portfolio had a fiscal year end of September 30. The Fund has a fiscal year end of November 30.

(b)

After the close of business on November 7, 2025, New York Municipal Portfolio (the “Acquired Portfolio”) was reorganized into AB New York Intermediate Municipal ETF. The amounts disclosed include those of the Acquired Portfolio. See Note A for additional information on the reorganization.

See	notes to financial statements.

378 AB Active ETFs, Inc.	ABFunds.com

STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Core Bond ETF
	Six Months Ended May 31, 2026 (unaudited)	October 1, 2025 to November 30, 2025(a)		Year Ended September 30, 2025(b)
Increase (Decrease) in Net Assets from Operations
Net investment income	$18,127,964	$5,938,881		$35,444,319
Net realized loss on investment and foreign currency transactions	(3,970,680)	1,990,331		(939,322)
Net change in unrealized depreciation of investments and foreign currency denominated assets and liabilities	(15,000,020)	1,853,051		(8,674,938)
Contributions from Affiliates (see Note B)	2,722	– 0	–	– 0	–

Net decrease in net assets from operations .	(840,014)	9,782,263		25,830,059
Distributions to Shareholders	(18,883,184)	(3,584,580)		(34,541,099)
Transactions in Shares of the Fund
Net increase	199,101,520	16,719,933		91,558,182
Other Capital	15,341	5,036		– 0	–

Total increase	179,393,663	22,922,652		82,847,142
Net Assets
Beginning of period	876,551,908	853,629,256		770,782,114

End of period	$1,055,945,571	$876,551,908		$853,629,256

(a)	The Acquired Portfolio had a fiscal year end of September 30. The Fund has a fiscal year end of November 30.

(b)

After the close of business on November 7, 2025, Bernstein Intermediate Duration Institutional Portfolio (the “Acquired Portfolio”) was reorganized into AB Core Bond ETF. The amounts disclosed include those of the Acquired Portfolio. See Note A for additional information on the reorganization.

See	notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Conservative Buffer ETF		AB International Buffer ETF
	Six Months Ended May 31, 2026 (unaudited)	Year Ended November 30, 2025	Six Months Ended May 31, 2026 (unaudited)	December 9, 2024(a) to November 30, 2025
Increase (Decrease) in Net Assets from Operations
Net investment loss	$(3,387,616)	$(5,726,353)	$(332,823)	$(259,470)
Net realized gain on investment transactions	28,236,084	49,963,628	5,475,908	4,319,491
Net change in unrealized appreciation of investments	8,679,907	5,119	1,105,544	405,766

Net increase in net assets from operations	33,528,375	44,242,394	6,248,629	4,465,787
Transactions in Shares of the Fund
Net increase	49,923,628	235,652,725	48,096,278	69,372,420
Other Capital	11,829	53,565	52,166	61,579

Total increase .	83,463,832	279,948,684	54,397,073	73,899,786
Net Assets
Beginning of period	976,687,375	696,738,691	73,899,786	– 0	–

End of period	$1,060,151,207	$976,687,375	$128,296,859	$73,899,786

(a)	Commencement of operations.

See	notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Moderate Buffer ETF
	Six Months Ended May 31, 2026 (unaudited)	December 9, 2024(a) to November 30, 2025
Increase (Decrease) in Net Assets from Operations
Net investment loss	$(1,135,582)	$(975,749)
Net realized gain on investment transactions	11,988,212	15,563,840
Net change in unrealized appreciation of investments	5,084,138	6,647,049

Net increase in net assets from operations	15,936,768	21,235,140
Transactions in Shares of the Fund
Net increase	131,267,870	247,659,617
Other Capital	30,861	50,716

Total increase .	147,235,499	268,945,473
Net Assets
Beginning of period	268,945,473	– 0	–

End of period	$416,180,972	$268,945,473

(a)	Commencement of operations.

See	notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

May 31, 2026 (unaudited)

NOTE A

Significant Accounting Policies

AB Active ETFs, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Corporation, which is a Maryland corporation, operates as a series company comprised of 23 funds currently in operation. Each fund is considered to be a separate entity for financial reporting and tax purposes. This report relates only to AB Tax-Aware Short Duration Municipal ETF, AB Ultra Short Income ETF, AB High Yield ETF, AB Core Plus Bond ETF, AB Corporate Bond ETF, AB Tax-Aware Intermediate Municipal ETF, AB Tax-Aware Long Municipal ETF, AB Short Duration High Yield ETF, AB Short Duration Income ETF, AB California Intermediate Municipal ETF, AB New York Intermediate Municipal ETF, AB Core Bond ETF, AB Conservative Buffer ETF, AB International Buffer ETF and AB Moderate Buffer ETF (hereafter collectively referred to as the “Funds” and each individually a “Fund”). AB Tax-Aware Short Duration Municipal ETF, AB Ultra Short Income ETF, AB High Yield ETF, AB Core Plus Bond ETF, AB Corporate Bond ETF, AB Tax-Aware Intermediate Municipal ETF, AB Tax-Aware Long Municipal ETF, AB Short Duration High Yield ETF, AB Short Duration Income ETF and AB Core Bond ETF are diversified portfolios. AB California Intermediate Municipal ETF, AB New York Intermediate Municipal ETF, AB Conservative Buffer ETF, AB International Buffer ETF and AB Moderate Buffer ETF are non-diversified portfolios.

The AB Core Plus Bond ETF commenced investment operations on December 13, 2023. The AB Core Plus Bond ETF (the “Acquiring Fund”) acquired the assets and liabilities of AB Total Return Bond Portfolio, a portfolio of AB Bond Fund, Inc. (the “Acquired Fund”), in a reorganization that was effective at the close of business on February 7, 2025 (the “Reorganization”). The Reorganization was approved by the Fund’s Board of Directors (the “Board”) pursuant to a Plan of Acquisition and Liquidation (the “Reorganization Agreement”) (see Note H for additional information). The Acquiring Fund was the accounting survivor in the Reorganization.

Certain of the Funds, as set forth in the table below, participated in reorganizations pursuant to which a predecessor mutual fund (an “Acquired Portfolio”) transferred its assets and liabilities to a Fund (each a “Conversion”). Pursuant to an Agreement and Plan of Acquisition and Termination (each a “Plan”), each Acquired Portfolio was converted into an ETF (the “Acquiring Portfolio”), with the same investment objective, and the same investment policies and investment strategies as the Acquired Portfolio on the conversion date of the Conversion (the “Conversion date”). In connection with each Conversion, the assets and liabilities of an Acquired Portfolio were transferred to its respective Acquiring Portfolio, and stockholders of the Acquired Portfolio received shares of the Acquiring Portfolio equal in aggregate net asset value (“NAV”) to the NAV of their

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NOTES TO FINANCIAL STATEMENTS (continued)

shares of the Acquired Portfolio (less cash corresponding to any fractional share amount). Each Acquired Portfolio had a fiscal year end different than its Acquiring Portfolio. Each Acquiring Portfolio has a fiscal year end of November 30. Each Acquired Portfolio was the accounting survivor in its Conversion and as such, the financial statements and the financial highlights reflect the financial information of the Acquired Portfolio through the Conversion date. See Note H for additional information regarding each Conversion. The following chart sets forth each Acquiring Portfolio and Acquired Portfolio, each Conversion date and each Acquired Portfolio’s fiscal year end:

Acquiring Portfolio	Acquired Portfolio	Conversion Date and Acquiring Portfolio Commencement of Operations Date	Acquired Portfolio Fiscal Year End
AB Short Duration High Yield ETF	AB Short Duration High Yield Portfolio, a Portfolio of AB Bond Fund, Inc.	June 7, 2024	September 30

AB Short Duration Income ETF	AB Short Duration Income Portfolio, a portfolio of AB Bond Fund, Inc.	June 7, 2024	October 31

AB California Intermediate Municipal ETF	California Municipal Portfolio, a portfolio of Sanford C. Bernstein Fund, Inc.	October 3, 2025	September 30

AB New York Intermediate Municipal ETF	New York Municipal Portfolio, a portfolio of Sanford C. Bernstein Fund, Inc.	November 7, 2025	September 30

AB Core Bond ETF	Bernstein Intermediate Duration Institutional Portfolio, a portfolio of Sanford C. Bernstein Fund II, Inc.	November 7, 2025	September 30

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Funds.

ABFunds.com	AB Active ETFs, Inc. 383

NOTES TO FINANCIAL STATEMENTS (continued)

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the “Board”). Pursuant to these procedures, the Adviser serves as the Funds’ valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Funds’ portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed options are generally valued using market-based inputs, such as last traded prices, closing bid and ask prices, or settlement prices, as applicable; over-the-counter (“OTC”) options, including flexible exchange-traded options (“Flex Options”), are typically valued at transaction price on the trade date and thereafter valued using models that consider the terms of the option and/or relevant market inputs, as applicable; open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at fair value by an independent pricing service. If an independent fair value is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reason ably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services,

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NOTES TO FINANCIAL STATEMENTS (continued)

independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open -end mutual funds are valued at closing net assets value per share, while exchange-traded funds are valued at closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

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NOTES TO FINANCIAL STATEMENTS (continued)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency,

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where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on an exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following tables summarize the valuation of the Funds’ investments by the above fair value hierarchy levels as of May 31, 2026:

AB Tax-Aware Short Duration Municipal ETF

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$1,071,767,210		$	– 0	–	$1,071,767,210
Short-Term Municipal Notes		– 0	–	161,578,649			– 0	–	161,578,649
Collateralized Mortgage Obligations		– 0	–	5,759,017			– 0	–	5,759,017
Asset-Backed Securities		– 0	–	1,422,389			2,209,715		3,632,104
Commercial Mortgage-Backed Securities		– 0	–	3,117,326			– 0	–	3,117,326
Corporates – Investment Grade		– 0	–	1,282,219			– 0	–	1,282,219
Warrants		– 0	–	– 0	–		9,912		9,912

Total Investments in Securities		– 0	–	1,244,926,810			2,219,627		1,247,146,437
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	186,940			– 0	–	186,940	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	26,854			– 0	–	26,854	(b)
Liabilities:
Centrally Cleared Credit Default Swaps		– 0	–	(342,512)			– 0	–	(342,512	)(b)
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(51,323)			– 0	–	(51,323	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(2,617)			– 0	–	(2,617	)(b)

Total	$	– 0	–	$1,244,744,152			$2,219,627		$1,246,963,779

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NOTES TO FINANCIAL STATEMENTS (continued)

AB Ultra Short Income ETF

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Corporates – Investment Grade	$	– 0	–	$640,077,533		$	– 0	–	$640,077,533
Governments – Treasuries		– 0	–	478,151,221			– 0	–	478,151,221
Asset-Backed Securities		– 0	–	99,788,879			2,654,157		102,443,036
Short-Term Investments:
Commercial Paper		– 0	–	205,984,309			– 0	–	205,984,309
Investment Companies		31,259,738		– 0	–		– 0	–	31,259,738

Total Investments in Securities		31,259,738		1,424,001,942			2,654,157		1,457,915,837
Other Financial Instruments(a):
Assets:
Futures		253,321		– 0	–		– 0	–	253,321	(b)
Liabilities		– 0	–	– 0	–		– 0	–	– 0	–

Total		$31,513,059		$1,424,001,942			$2,654,157		$1,458,169,158

AB High Yield ETF

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Corporates – Non-Investment Grade	$	– 0	–	$261,325,744		$24,406	(c)	$261,350,150
Corporates – Investment Grade		– 0	–	48,984,747		– 0	–	48,984,747
Bank Loans		– 0	–	12,990,006		284,260		13,274,266
Emerging Markets – Corporate Bonds		– 0	–	3,560,233		0	(c)	3,560,233
Preferred Stocks		10,241		43,239		570,730		624,210
Common Stocks		180,164		152,784		290,997	(c)	623,945
Rights		– 0	–	– 0	–	7,464		7,464
Short-Term Investments		7,132,889		– 0	–	– 0	–	7,132,889

Total Investments in Securities		7,323,294		327,056,753		1,177,857	(c)	335,557,904
Other Financial Instruments(a):
Assets:
Futures		143,110		– 0	–	– 0	–	143,110	(b)
Forward Currency Exchange Contracts		– 0	–	116,208		– 0	–	116,208
Liabilities:
Futures		(56,961)		– 0	–	– 0	–	(56,961	)(b)
Centrally Cleared Credit Default Swaps		– 0	–	(34,489)		– 0	–	(34,489	)(b)

Total		$7,409,443		$327,138,472		$1,177,857	(c)	$335,725,772

AB Core Plus Bond ETF

Investments in Securities:	Level 1			Level 2	Level 3			Total
Assets:
Governments – Treasuries	$	– 0	–	$93,287,360	$	– 0	–	$93,287,360
Corporates – Investment Grade		– 0	–	80,457,057		– 0	–	80,457,057
Corporates – Non-Investment Grade		– 0	–	15,085,153		– 0	–	15,085,153
Mortgage Pass-Throughs		– 0	–	9,137,034		– 0	–	9,137,034

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Investments in Securities:	Level 1			Level 2		Level 3			Total
Collateralized Loan Obligations	$	– 0	–	$3,564,896		$	– 0	–	$3,564,896
Commercial Mortgage-Backed Securities		– 0	–	2,601,806			– 0	–	2,601,806
Asset-Backed Securities		– 0	–	2,066,161			26,335		2,092,496
Collateralized Mortgage Obligations		– 0	–	210,588			– 0	–	210,588
Emerging Markets – Corporate Bonds		– 0	–	205,395			– 0	–	205,395
Short-Term Investments		9,550,124		– 0	–		– 0	–	9,550,124

Total Investments in Securities		9,550,124		206,615,450			26,335		216,191,909
Other Financial Instruments(a):
Assets:
Futures		172,109		– 0	–		– 0	–	172,109	(b)
Liabilities:
Futures		(90,953)		– 0	–		– 0	–	(90,953	)(b)

Total		$9,631,280		$206,615,450			$26,335		$216,273,065

AB Corporate Bond ETF

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Corporates – Investment Grade	$	– 0	–	$25,755,551		$	– 0	–	$25,755,551
Short-Term Investments		132,946		– 0	–		– 0	–	132,946

Total Investments in Securities		132,946		25,755,551			– 0	–	25,888,497
Other Financial Instruments(a):
Assets:
Futures		195,813		– 0	–		– 0	–	195,813	(b)
Liabilities:
Futures		(230,469)		– 0	–		– 0	–	(230,469	)(b)

Total		$98,290		$25,755,551		$	– 0	–	$25,853,841

AB Tax-Aware Intermediate Municipal ETF

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$567,746,875		$	– 0	–	$567,746,875
Short-Term Municipal Notes		– 0	–	33,095,875			– 0	–	33,095,875
Commercial Mortgage-Backed Securities		– 0	–	994,748			– 0	–	994,748
Collateralized Mortgage Obligations		– 0	–	756,925			– 0	–	756,925
Warrants		– 0	–	– 0	–		11,714		11,714
Short-Term Investments		11,994,014		– 0	–		– 0	–	11,994,014

Total Investments in Securities		11,994,014		602,594,423			11,714		614,600,151
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	264,675			– 0	–	264,675	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	357,748			– 0	–	357,748	(b)
Liabilities:
Centrally Cleared Credit Default Swaps		– 0	–	(307,618)			– 0	–	(307,618	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(227,075)			– 0	–	(227,075	)(b)

Total		$11,994,014		$602,682,153			$11,714		$614,687,881

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NOTES TO FINANCIAL STATEMENTS (continued)

AB Tax-Aware Long Municipal ETF

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$54,942,806		$	– 0	–	$54,942,806
Short-Term Municipal Notes		– 0	–	1,500,000			– 0	–	1,500,000
Short-Term Investments		1,690,337		– 0	–		– 0	–	1,690,337

Total Investments in Securities		1,690,337		56,442,806			– 0	–	58,133,143
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	34,117			– 0	–	34,117	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	103,921			– 0	–	103,921	(b)
Liabilities:
Centrally Cleared Credit Default Swaps		– 0	–	(44,995)			– 0	–	(44,995	)(b)
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(10,675)			– 0	–	(10,675	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(7,548)			– 0	–	(7,548	)(b)

Total		$1,690,337		$56,517,626		$	– 0	–	$58,207,963

AB Short Duration High Yield ETF

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Corporates – Non-Investment Grade	$	– 0	–	$712,182,506		$1,202,572		$713,385,078
Corporates – Investment Grade		– 0	–	112,679,851		– 0	–	112,679,851
Bank Loans		– 0	–	39,611,889		123,232		39,735,121
Emerging Markets – Corporate Bonds		– 0	–	4,388,109		– 0	–	4,388,109
Emerging Markets – Sovereigns		– 0	–	2,508,217		– 0	–	2,508,217
Common Stocks		22,186		39,915		526,339		588,440
Commercial Mortgage-Backed Securities		– 0	–	469,448		– 0	–	469,448
Quasi-Sovereigns		– 0	–	384,800		– 0	–	384,800
Preferred Stocks		– 0	–	– 0	–	66,590		66,590
Collateralized Mortgage Obligations		– 0	–	3,646		– 0	–	3,646
Short-Term Investments		14,434,300		– 0	–	– 0	–	14,434,300

Total Investments in Securities		14,456,486		872,268,381		1,918,733		888,643,600
Other Financial Instruments(a):
Assets:
Futures		140,707		– 0	–	– 0	–	140,707	(b)
Forward Currency Exchange Contracts		– 0	–	476,427		– 0	–	476,427
Liabilities:
Futures		(366,304)		– 0	–	– 0	–	(366,304	)(b)
Forward Currency Exchange Contracts		– 0	–	(9,475)		– 0	–	(9,475)

Total		$14,230,889		$872,735,333		$1,918,733		$888,884,955

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AB Short Duration Income ETF

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Corporates – Investment Grade	$	– 0	–	$74,665,981		$	– 0	–	$74,665,981
Governments – Treasuries		– 0	–	38,088,816			– 0	–	38,088,816
Asset-Backed Securities		– 0	–	18,598,362			906,035		19,504,397
Corporates – Non-Investment Grade		– 0	–	17,107,633			– 0	–	17,107,633
Collateralized Loan Obligations		– 0	–	9,638,803			– 0	–	9,638,803
Collateralized Mortgage Obligations		– 0	–	6,552,883			– 0	–	6,552,883
Mortgage Pass-Throughs		– 0	–	5,240,215			– 0	–	5,240,215
Commercial Mortgage-Backed Securities		– 0	–	927,383			– 0	–	927,383
Bank Loans		– 0	–	280,122			6,513		286,635
Common Stocks		1,244		– 0	–		– 0	–	1,244
Short-Term Investments:
Investment Companies		1,447,540		– 0	–		– 0	–	1,447,540
Asset-Backed Securities		– 0	–	721,465			– 0	–	721,465

Total Investments in Securities		1,448,784		171,821,663			912,548		174,182,995
Other Financial Instruments(a):
Assets:
Futures		133,117		– 0	–		– 0	–	133,117	(b)
Forward Currency Exchange Contracts		– 0	–	10,789			– 0	–	10,789
Centrally Cleared Credit Default Swaps		– 0	–	418,728			– 0	–	418,728	(b)
Liabilities:
Futures		(122,656)		– 0	–		– 0	–	(122,656	)(b)
Forward Currency Exchange Contracts		– 0	–	(2,076)			– 0	–	(2,076)
Centrally Cleared Credit Default Swaps		– 0	–	(97,380)			– 0	–	(97,380	)(b)

Total		$1,459,245		$172,151,724			$912,548		$174,523,517

AB California Intermediate Municipal ETF

Investments in Securities:	Level 1			Level 2	Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$1,062,458,242	$	– 0	–	$1,062,458,242
Short-Term Municipal Notes		– 0	–	94,979,878		– 0	–	94,979,878
Asset-Backed Securities		– 0	–	294,460		– 0	–	294,460

Total Investments in Securities		– 0	–	1,157,732,580		– 0	–	1,157,732,580
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	462,032		– 0	–	462,032	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	1,662,402		– 0	–	1,662,402	(b)
Liabilities:
Centrally Cleared Credit Default Swaps		– 0	–	(697,880)		– 0	–	(697,880	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(599,884)		– 0	–	(599,884	)(b)

Total	$	– 0	–	$1,158,559,250	$	– 0	–	$1,158,559,250

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NOTES TO FINANCIAL STATEMENTS (continued)

AB New York Intermediate Municipal ETF

Investments in Securities:	Level 1			Level 2	Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$1,189,435,833	$	– 0	–	$1,189,435,833
Short-Term Municipal Notes		– 0	–	93,082,547		– 0	–	93,082,547
Asset-Backed Securities		– 0	–	294,460		– 0	–	294,460

Total Investments in Securities		– 0	–	1,282,812,840		– 0	–	1,282,812,840
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	531,233		– 0	–	531,233	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	858,767		– 0	–	858,767	(b)
Interest Rate Swaps		– 0	–	908,844		– 0	–	908,844
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(334,822)		– 0	–	(334,822	)(b)

Total	$	– 0	–	$1,284,776,862	$	– 0	–	$1,284,776,862

AB Core Bond ETF

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Governments – Treasuries	$	– 0	–	$423,641,616		$	– 0	–	$423,641,616
Corporates – Investment Grade		– 0	–	329,394,400			– 0	–	329,394,400
Mortgage Pass-Throughs		– 0	–	193,799,509			– 0	–	193,799,509
Collateralized Mortgage Obligations		– 0	–	59,627,089			– 0	–	59,627,089
Asset-Backed Securities		– 0	–	40,054,671			886,595		40,941,266
Collateralized Loan Obligations		– 0	–	22,534,130			– 0	–	22,534,130
Agencies		– 0	–	13,067,587			– 0	–	13,067,587
Commercial Mortgage-Backed Securities		– 0	–	8,964,560			– 0	–	8,964,560
Governments – Sovereign Bonds		– 0	–	7,244,506			– 0	–	7,244,506
Corporates – Non-Investment Grade		– 0	–	6,442,435			– 0	–	6,442,435
Local Governments – US Municipal Bonds		– 0	–	5,431,254			– 0	–	5,431,254
Emerging Markets – Corporate Bonds		– 0	–	5,015,098			– 0	–	5,015,098
Emerging Markets – Sovereigns		– 0	–	866,310			– 0	–	866,310
Quasi-Sovereigns		– 0	–	547,121			– 0	–	547,121
Governments – Sovereign Agencies		– 0	–	360,117			– 0	–	360,117
Common Stocks		– 0	–	– 0	–		26,759		26,759
Short-Term Investments		– 0	–	41,675,229			– 0	–	41,675,229

Total Investments in Securities		– 0	–	1,158,665,632			913,354		1,159,578,986
Other Financial Instruments(a):
Assets:
Futures		757,159		– 0	–		– 0	–	757,159	(b)
Forward Currency Exchange Contracts		– 0	–	135,098			– 0	–	135,098
Liabilities:
Futures		(376,681)		– 0	–		– 0	–	(376,681	)(b)
Forward Currency Exchange Contracts		– 0	–	(58,630)			– 0	–	(58,630)

Total		$380,478		$1,158,742,100			$913,354		$1,160,035,932

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AB Conservative Buffer ETF

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Purchased Options – Calls	$	– 0	–	$1,076,226,063		$	– 0	–	$1,076,226,063
Purchased Options – Puts		– 0	–	17,693,989			– 0	–	17,693,989
Short-Term Investments		5,636,613		– 0	–		– 0	–	5,636,613

Total Investments in Securities		5,636,613		1,093,920,052			– 0	–	1,099,556,665
Other Financial Instruments(a):
Assets		– 0	–	– 0	–		– 0	–	– 0	–
Liabilities:
Call Written Options		– 0	–	(35,056,062)			– 0	–	(35,056,062)
Put Written Options		– 0	–	(3,755,588)			– 0	–	(3,755,588)

Total		$5,636,613		$1,055,108,402		$	– 0	–	$1,060,745,015

AB International Buffer ETF

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Purchased Options – Calls	$	– 0	–	$127,122,908		$	– 0	–	$127,122,908
Purchased Options – Puts		– 0	–	2,653,248			– 0	–	2,653,248
Short-Term Investments		684,600		– 0	–		– 0	–	684,600

Total Investments in Securities		684,600		129,776,156			– 0	–	130,460,756
Other Financial Instruments(a):
Assets		– 0	–	– 0	–		– 0	–	– 0	–
Liabilities:
Call Written Options		– 0	–	(1,410,815)			– 0	–	(1,410,815)
Put Written Options		– 0	–	(684,545)			– 0	–	(684,545)

Total		$684,600		$127,680,796		$	– 0	–	$128,365,396

AB Moderate Buffer ETF

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Purchased Options – Calls	$	– 0	–	$427,075,233		$	– 0	–	$427,075,233
Purchased Options – Puts		– 0	–	2,752,959			– 0	–	2,752,959
Short-Term Investments		2,226,979		– 0	–		– 0	–	2,226,979

Total Investments in Securities		2,226,979		429,828,192			– 0	–	432,055,171
Other Financial Instruments(a):
Assets		– 0	–	– 0	–		– 0	–	– 0	–
Liabilities:
Call Written Options		– 0	–	(14,658,787)			– 0	–	(14,658,787)
Put Written Options		– 0	–	(986,342)			– 0	–	(986,342)

Total		$2,226,979		$414,183,063		$	– 0	–	$416,410,042

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(b)

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

(c)	The Fund held securities with zero market value at period end.

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NOTES TO FINANCIAL STATEMENTS (continued)

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is each Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Funds’ financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Funds are informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Funds amortize premiums and accrete original issue and market discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from

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regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

Prior to the Conversion, all income earned and expenses incurred by the Acquired Portfolio were borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Acquired Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of AB Cap Fund, Inc. were charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses were all located among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

Each Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Funds’ President is the CODM. The CODM monitors the operating results of each Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the each Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, each Fund pays the Adviser a unitary advisory fee based on each Fund’s average daily net assets at the annual rate set forth below:

Fund	Advisory Fee Rate
AB Tax-Aware Short Duration Municipal ETF	.27%
AB Ultra Short Income ETF	.25%
AB High Yield ETF	.40%
AB Core Plus Bond ETF	.30%
AB Corporate Bond ETF	.30%
AB Tax-Aware Intermediate Municipal ETF	.28%
AB Tax-Aware Long Municipal ETF	.28%
AB Short Duration High Yield ETF	.40%
AB Short duration Income ETF	.30%
AB California Intermediate Municipal ETF	.27%
AB New York Intermediate Municipal ETF	.27%
AB Core Bond ETF	.28%
AB Conservative Buffer ETF	.69%
AB International Buffer ETF	.69%
AB Moderate Buffer ETF	.69%

The fees are accrued daily and paid monthly.

With respect to AB Core Plus Bond ETF, prior to February 7, 2025, the AB Core Plus Bond ETF paid the Advisor a unitary advisory fee at annual rate of .33% of the AB Core Plus Bond ETF’s average daily net assets.

With respect to AB Short Duration High Yield ETF, prior to June 7, 2024, the Acquired Portfolio paid the Adviser an advisory fee at an annual rate of .55% of the first $2.5 billion, .50% of the next $2.5 billion and .45% in excess of $5 billion, of the AB Short Duration High Yield ETF’s average daily net assets. The Adviser had agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annual basis (the “Expense Caps”) to .95%, 1.70%, .70%, 1.20%, .95% and .70% of the daily average net assets for the Class A, Class C, Advisor Class, Class R, Class K and Class I shares, respectively.

With respect to AB Short Duration Income ETF, prior to June 7, 2024, the Acquired Portfolio paid the Adviser an advisory fee at an annual rate of .35% of the first $2.5 billion of the Fund’s average daily net assets and .30% of the excess over $2.5 billion of the AB Short Duration Income ETF’s average daily net assets. The Adviser had agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding acquired fund

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fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annual basis (the “Expense Caps”) to .65%, 1.45% and .45% of daily average net assets for Class A, Class C, and Advisor Class shares, respectively.

With respect to AB California Intermediate Municipal ETF, prior to October 3, 2025, the Acquired Portfolio paid the Adviser an advisory fee of the AB California Intermediate Municipal ETF’s average daily net assets at an annual rate 0.425% of the first $1 billion, .375% of the next $2 billion, .325% of the next $2 billion and .275% thereafter. Prior to October 3, 2025, under the Shareholder Servicing Agreement between the Acquired Portfolio and the Adviser, the Adviser paid expenses it incurred in providing shareholder servicing to the Fund, the Acquired Portfolio and individual shareholders. The Shareholder Servicing Agreement did not apply to the Retail Classes. Such services included, but were not limited to, providing information to shareholders concerning their fund investments, systematic withdrawal plans, fund dividend payments and reinvestments, shareholder account or transactions status, net asset value of shares, fund performance, fund services, plans and options, fund investment policies, portfolio holdings and tax consequences of fund investments; dealing with shareholder complaints and other correspondence relating to fund matters; and communications with shareholders when proxies are being solicited from them with respect to voting their fund shares. Under the agreement, the fee paid by the Acquired Portfolio to the Adviser for services was .10 of 1%, annualized, of the average net assets attributable to the Bernstein Class during the month.

With respect to AB New York Intermediate Municipal ETF, prior to November 10, 2025, the Acquired Portfolio paid the Adviser an advisory fee of the AB New York Intermediate Municipal ETF’s average daily net assets at an annual rate 0.425% of the first $1 billion, .375% of the next $2 billion, .325% of the next $2 billion and .275% thereafter. Prior to November 7, 2025, under the Shareholder Servicing Agreement between the Acquired Portfolio and the Adviser, the Adviser paid expenses it incurred in providing shareholder servicing to Sanford C. Bernstein Fund, Inc., the Acquired Portfolio and individual shareholders. The Shareholder Servicing Agreement does not apply to the Retail Classes. Such services include, but are not limited to, providing information to shareholders concerning their fund investments, systematic withdrawal plans, fund dividend payments and reinvestments, shareholder account or transactions status, net asset value of shares, fund performance, fund services, plans and options, fund investment policies, portfolio holdings and tax consequences of fund investments; dealing with shareholder complaints and other correspondence relating to fund matters; and communications with shareholders when proxies are being solicited from them with respect to voting their fund shares. Under the agreement, the fee paid by the Acquired Portfolio to the Adviser for services is .10 of 1%, annualized, of the average net assets attributable to the Bernstein Class during the month.

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NOTES TO FINANCIAL STATEMENTS (continued)

With respect to AB Core Bond ETF, prior to November 7, 2025, the Acquired Portfolio paid the Adviser an advisory fee at an annual rate of 0.45% of the first $2.5 billion, 0.40% of the next $2.5 billion, 0.35% of the next $5 billion and 0.30% in excess of $8 billion of the average daily net assets of the Acquired Portfolio. Pursuant to an Expense Limitation Agreement, the Adviser waived a portion of its advisory fee or reimbursed the Acquired Portfolio for a portion of its expenses to the extent necessary to limit the Acquired Portfolio’s expenses to 0.45%. This waiver extended through January 28, 2026 and may be extended by the Adviser for additional one-year terms.

Under the investment advisory agreement, in accordance with the unitary fee structure, the Adviser bears the cost of various third-party services required by the Fund, including audit, custodial, accounting, legal, transfer agency and printing costs and the fees and expenses of the Corporation’s directors and their counsel. Also under the investment advisory agreement, the Adviser will reimburse the Fund for the Fund’s share of the acquired funds fees and expenses (advisory fees and other expenses) of any pooled investment vehicle for which the Adviser serves as investment adviser.

For the six months ended May 31, 2026, such waivers amounted to:

Fund	Amount
AB Tax-Aware Short Duration Municipal ETF	$22,232
AB Ultra Short Income ETF	68,495
AB High Yield ETF	6,612
AB Core Plus Bond ETF	11,379
AB Corporate Bond ETF	231
AB Tax-Aware Intermediate Municipal ETF	10,287
AB Tax-Aware Long Municipal ETF	1,395
AB Short Duration High Yield ETF	21,327
AB Short duration Income ETF	1,412
AB Conservative Buffer ETF	5,575
AB International Buffer ETF	565
AB Moderate Buffer ETF	1,901

On March 26, 2026, Equitable Holdings, Inc. (“Equitable”), the owner of the Adviser, entered into an Agreement and Plan of Merger (“Merger Agreement”), by and among Equitable, Corebridge Financial, Inc. (“Corebridge”) and various Corebridge subsidiaries. Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly-formed company (the “Transaction”). The closing of the Transaction may be deemed an “assignment” of the investment advisory agreement between the Fund and the Adviser. In order to ensure that the existing investment advisory services could continue uninterrupted, at a meeting held on May 5-7, 2026, the Boards of Directors/Trustees (the “Boards”) of the funds managed by the Adviser (the “AB Funds”), including the Funds, approved new investment advisory agreements

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NOTES TO FINANCIAL STATEMENTS (continued)

with the Adviser, in connection with the Transaction. The Boards also agreed to call and hold a joint meeting of shareholders on August 3, 2026, for shareholders of each AB Fund to approve the new investment advisory agreement with the Adviser that would be effective after the closing of the Transaction.

A summary of the Funds’ transactions in the AB Government Money Market Portfolio for the six months ended May 31, 2026 is as follows:

Fund	Market Value 11/30/25 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/26 (000)			Dividend Income (000)
AB Tax-Aware Short Duration Municipal ETF	$30,907	$267,325	$298,232	$	– 0	–	$376
AB Ultra Short Income ETF	131,537	667,020	767,297		31,260		1,148
AB High Yield ETF	3,911	51,661	48,439		7,133		110
AB Core Plus Bond ETF	10,995	24,873	26,318		9,550		191
AB Corporate Bond ETF	251	5,466	5,584		133		4
AB Tax-Aware Intermediate Municipal ETF	11,334	132,632	131,972		11,994		172
AB Tax-Aware Long Municipal ETF	816	21,894	21,020		1,690		23
AB Short Duration High Yield ETF	16,759	170,666	172,991		14,434		350
AB Short Duration Income ETF	806	22,031	21,389		1,448		23
AB Conservative Buffer ETF	5,215	4,726	4,304		5,637		93
AB International Buffer ETF	398	1,965	1,678		685		9
AB Moderate Buffer ETF	1,420	5,597	4,790		2,227		32

During the six months ended May 31, 2026, the Adviser reimbursed the AB Core Bond ETF $2,722 for trading losses incurred due to a trade entry error.

During the year ended November 30, 2025, the Adviser reimbursed the AB Tax-Aware Short Duration Municipal ETF $2,723 for trading losses incurred due to a trade entry error.

NOTE C

Distribution Plan

Each Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 of the Act which permits the Fund to pay distribution and servicing fees not to exceed .25% per year of the Fund’s average daily net assets. No such fees are currently paid, and the Board has not approved the commencement of payments under the Rule 12b-1 Distribution and Service Plan.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and in-kind purchases and sales) for the six months ended May 31, 2026 were as follows:

	Purchases				Sales
Fund	Investment Securities (Excluding U.S. Government Securities)		U.S. Government Securities		Investment Securities (Excluding U.S. Government Securities)		U.S. Government Securities
AB Tax-Aware Short Duration Municipal ETF	$291,483,218		$5,000,000		$105,470,883		$243,868
AB Ultra Short Income ETF	38,514,371		169,142,421		37,733,969		274,864,280
AB High Yield ETF	115,392,464		– 0	–	111,766,635		– 0	–
AB Core Plus Bond ETF	60,205,181		74,383,818		52,819,875		72,833,585
AB Corporate Bond ETF	18,746,360		– 0	–	10,266,681		– 0	–
AB Tax-Aware Intermediate Municipal ETF	208,875,277		5,058,135		24,241,431		243,849
AB Tax-Aware Long Municipal ETF	26,367,971		– 0	–	12,355,246		– 0	–
AB Short Duration High Yield ETF	340,790,764		– 0	–	296,505,079		7,863
AB Short Duration Income ETF	52,790,634		20,264,541		39,629,850		28,480,968
AB California Intermediate Municipal ETF	195,871,586		– 0	–	120,777,786		21,510
AB New York Intermediate Municipal ETF	157,266,733		– 0	–	116,308,395		2,347,671
AB Core Bond ETF	128,554,399		995,029,916		74,890,453		893,918,381
AB Conservative Buffer ETF	– 0	–	– 0	–	– 0	–	– 0	–
AB International Buffer ETF	– 0	–	– 0	–	– 0	–	– 0	–
AB Moderate Buffer ETF	– 0	–	– 0	–	– 0	–	– 0	–

During the six months ended May 31, 2026, the Fund delivered portfolio securities for the redemption of Fund shares (in-kind redemptions). Cash and portfolio securities were transferred for redemptions at fair value. For financial reporting purposes, the Fund recorded net realized gains and losses in connection with

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each in-kind redemption transaction. For the six months ended May 31, 2026, the Fund had in-kind purchases and in-kind sales as follows:

	Purchases					Sales
Fund	In-Kind Transactions		U.S. Government Securities			In-Kind Transactions		U.S. Government Securities
AB Tax-Aware Short Duration Municipal ETF	$90,267,342		$	– 0	–	$25,186,782		$	– 0	–
AB Ultra Short Income ETF	– 0	–		– 0	–	– 0	–		– 0	–
AB High Yield ETF	39,539,342			– 0	–	11,069,193			– 0	–
AB Core Plus Bond ETF	10,763,207			11,578,250		2,272,479			2,350,855
AB Corporate Bond ETF	– 0	–		– 0	–	8,813,403			– 0	–
AB Tax-Aware Intermediate Municipal ETF	25,837,977			– 0	–	– 0	–		– 0	–
AB Tax-Aware Long Municipal ETF	– 0	–		– 0	–	1,086,886
AB Short Duration High Yield ETF	82,049,076			– 0	–	52,294,996
AB Short Duration Income ETF	26,444,308			5,509,398		2,749,273			2,504,623
AB California Intermediate Municipal ETF	13,610,993			– 0	–	40,715,367			– 0	–
AB New York Intermediate Municipal ETF	13,732,250			– 0	–	7,546,158			– 0	–
AB Core Bond ETF	107,220,339			70,403,860		2,414,365			7,744,271
AB Conservative Buffer ETF	104,729			– 0	–	9,256,210			– 0	–
AB International Buffer ETF	115,764			– 0	–	126,243,154			– 0	–
AB Moderate Buffer ETF	507,979,566			– 0	–	888,014,237			– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

	Gross Unrealized
Fund	Appreciation	Depreciation	Net Unrealized Appreciation (Depreciation)
AB Tax-Aware Short Duration Municipal ETF	$6,828,951	$(4,082,826)	$2,746,125
AB Ultra Short Income ETF	1,550,399	(2,053,257)	(502,858)
AB High Yield ETF	4,550,516	(6,544,181)	(1,993,665)
AB Core Plus Bond ETF	1,177,795	(2,588,704)	(1,410,909)
AB Corporate Bond ETF	330,944	(497,503)	(166,559)
AB Tax-Aware Intermediate Municipal ETF	7,924,096	(2,953,507)	4,970,589
AB Tax-Aware Long Municipal ETF	722,250	(365,960)	356,290

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	Gross Unrealized
Fund	Appreciation	Depreciation	Net Unrealized Appreciation (Depreciation)
AB Short Duration High Yield ETF	$10,613,044	$(16,663,944)	$(6,050,900)
AB Short Duration Income ETF	881,616	(1,391,138)	(509,522)
AB California Intermediate Municipal ETF	13,440,733	(22,275,443)	(8,834,710)
AB New York Intermediate Municipal ETF	13,089,618	(17,380,110)	(4,290,492)
AB Core Bond ETF	5,843,852	(41,860,084)	(36,016,232)
AB Conservative Buffer ETF	40,250,856	(27,636,186)	12,614,670
AB International Buffer ETF	3,429,049	(1,917,740)	1,511,309
AB Moderate Buffer ETF	28,795,107	(17,063,921)	11,731,186

1. Derivative Financial Instruments

Each Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal type of derivatives utilized by the Funds, as well as the methods in which they may be used are:

•	Futures

Each Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Funds may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time each Fund enters into futures, a Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the exchange on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures,

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since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended May 31, 2026, the AB Ultra Short Income ETF, AB High Yield ETF, AB Core Plus Bond ETF, AB Corporate Bond ETF and AB Short Duration High Yield ETF held futures for hedging purposes. AB Short Duration Income ETF and AB Core Bond ETF held futures for hedging and non-hedging purposes.

•	Forward Currency Exchange Contracts

The Funds may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Funds. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended May 31, 2026, the AB High Yield ETF, AB Short Duration High Yield ETF, AB Short Duration Income ETF and AB Core Bond ETF held forward currency exchange contracts for hedging purposes.

•	Option Transactions

For hedging and investment purposes, the Funds may purchase and write (sell) put and call options on U.S. and foreign securities, including government securities, and foreign currencies that are traded on U.S. and

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foreign securities exchanges and over-the-counter markets. Among other things, the Funds may use options transactions for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions” and may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, for hedging and investment purposes.

The risk associated with purchasing an option is that the Funds pay a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of the premium and change in market value should the counterparty not perform under the contract. If a put or call purchased option by the Funds were permitted to expire without being sold or exercised, its premium would represent a loss to the Funds. Put and call purchased options are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Funds write an option, the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current market value of the written option. The Funds’ maximum payment for written put options equates to the number of shares multiplied by the strike price. In certain circumstances maximum payout amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract. Premiums received from written options which expire unexercised are recorded by the Funds on the expiration date as realized gains from written options. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Funds. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of the written option by the Funds could result in the Funds selling or buying a security or currency at a price different from the current market value.

During the six months ended May 31, 2026, the AB Conservative Buffer ETF, AB International Buffer ETF and AB Moderate Buffer ETF held purchased options for non-hedging purposes.

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During the six months ended May 31, 2026, the AB Conservative Buffer ETF, AB International Buffer ETF and AB Moderate Buffer ETF held written options for non-hedging purposes.

•	Swaps

Each Fund may enter into swaps for investment purposes or to hedge its exposure to interest rates, credit risk or inflation. Each Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures, making direct investments in foreign currencies, as described below under “Currency Transactions.” A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indexes for a specified amount of an underlying asset or inflation. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Funds in accordance with the terms of the respective swaps to provide value and recourse to the Funds or their counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Funds’ exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates, inflation or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain(loss) on swaps on the statement of operations, in addition to any realized gain (loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation (depreciation) of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps, inflation swaps and credit default swaps, are subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants

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(“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Funds enter into a centrally cleared swap, each Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the clearinghouse on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Funds agree to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Inflation (CPI) Swaps:

Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the net asset value, or NAV, of a Fund against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases.

During the six months ended May 31, 2026, the AB Tax-Aware Short Duration Municipal ETF, AB Tax-Aware Intermediate Municipal ETF, AB Tax-Aware Long Municipal ETF, AB California Intermediate Municipal ETF and AB New York Intermediate Municipal ETF held inflation (CPI) swaps for hedging purposes.

Interest Rate Swaps:

Each Funds is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Funds hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Funds may enter into interest rate swaps.

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Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Funds may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Funds may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Funds anticipate purchasing at a later date. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended May 31, 2026, the AB Tax-Aware Short Duration Municipal ETF, AB Tax-Aware Intermediate Municipal ETF, AB Tax-Aware Long Municipal ETF, AB California Intermediate Municipal ETF and AB New York Intermediate Municipal ETF held interest rate swaps for hedging purposes.

Credit Default Swaps:

Each Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same referenced obligations with the same counterparty.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the

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Fund is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the six months ended May 31, 2026, the AB Tax-Aware Short Duration Municipal ETF, AB Tax-Aware Intermediate Municipal ETF, AB Tax-Aware Long Municipal ETF and AB California Intermediate Municipal ETF held credit default swaps for hedging purposes. AB High Yield ETF, AB Short Duration High Yield ETF and AB Short Duration Income ETF held credit default swaps for hedging and non-hedging purposes.

The Funds typically enter into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Funds typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Funds’ net liability, held by the defaulting party, may be delayed or denied.

The Funds’ ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Funds decline below specific levels (“net asset contingent features”). If these levels are triggered, the Funds’ OTC counterparty has the right to terminate such transaction and require the Funds to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period

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end, please refer to netting arrangements by the OTC counterparty tables below for additional details.

During the six months ended May 31, 2026, the Funds had entered into the following derivatives:

AB Tax-Aware Short Duration Municipal ETF

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts				Payable for variation margin on centrally cleared swaps	$203,252	*

Interest rate contracts	Receivable for variation margin on centrally cleared swaps	$213,794	*	Payable for variation margin on centrally cleared swaps	53,940	*

Total		$213,794			$257,192

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities.

This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$134,923	$(2,959)

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	67,297	(147,287)

Total		$202,220	$(150,246)

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AB Ultra Short Income ETF

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on futures	$253,321	*

Total		$253,321

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities.

This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	$(2,124,688)	$89,883

Total		$(2,124,688)	$89,883

AB High Yield ETF

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on futures	$143,110	*	Payable for variation margin on futures	$56,961	*

Credit contracts				Payable for variation margin on centrally cleared swaps	26,933	*

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	116,208

Total		$259,318			$83,894

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities.

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This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	$(384,304)	$92,290

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	(3,723)	135,167

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	134,759	(6,222)

Total		$(253,268)	$221,235

AB Core Plus Bond ETF

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on futures	$172,109	*	Payable for variation margin on futures	$90,953	*

Total		$172,109			$90,953

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities.

This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	$(247,023)	$62,406

Total		$(247,023)	$62,406

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AB Corporate Bond ETF

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on futures	$195,813	*	Payable for variation margin on futures	$230,469	*

Total		$195,813			$230,469

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities.

This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	$(60,856)	$(52,875)

Total		$(60,856)	$(52,875)

AB Tax-Aware Intermediate Municipal ETF

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts				Payable for variation margin on centrally cleared swaps	$182,545	*

Interest rate contracts	Receivable for variation margin on centrally cleared swaps	$622,490	*	Payable for variation margin on centrally cleared swaps	227,074	*

Total		$622,490			$409,619

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities.

This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

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Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$(91,706)	$(356,297)

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	58,831	(131,634)

Total		$(32,875)	$(487,931)

AB Tax-Aware Long Municipal ETF

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts				Payable for variation margin on centrally cleared swaps	$26,701	*

Interest rate contracts	Receivable for variation margin on centrally cleared swaps	$138,038	*	Payable for variation margin on centrally cleared swaps	18,144	*

Total		$138,038			$44,845

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities.

This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$107,543	$(59,453)

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	8,888	(19,449)

Total		$116,431	$(78,902)

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AB Short Duration High Yield ETF

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on futures	$140,707	*	Payable for variation margin on futures	$366,304	*

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	476,427		Unrealized depreciation on forward currency exchange contracts	9,475

Total		$617,134			$375,779

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities.

This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	$558,499	$(271,394)

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	29,400	596,189

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	531,898	– 0	–

Total		$1,119,797	$324,795

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AB Short Duration Income ETF

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on futures	$133,117	*	Payable for variation margin on futures	$122,656	*

Credit contracts	Receivable for variation margin on centrally cleared swaps	208,326	*	Payable for variation margin on centrally cleared swaps	29,424	*

Foreign currency contracts		10,789		Unrealized depreciation on forward currency exchange contracts	2,076

Total		$352,232			$154,156

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities.

This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	$(238,833)	$(687)

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	251	13,238

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	16,554	154,168

Total		$(222,028)	$166,719

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AB California Intermediate Municipal ETF

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts				Payable for variation margin on centrally cleared swaps	$414,133	*

Interest rate contracts	Receivable for variation margin on centrally cleared swaps	$1,669,839	*	Payable for variation margin on centrally cleared swaps	844,004	*

Total		$1,669,839			$1,258,137

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities.

This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$(191,402)	$887,140

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	175,783	(340,616)

Total		$(15,619)	$546,524

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AB New York Intermediate Municipal ETF

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on centrally cleared swaps	$957,188	*	Payable for variation margin on centrally cleared swaps	$572,952	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	908,844

Total		$1,866,032			$572,952

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities.

This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$(627,236)	$909,803

Total		$(627,236)	$909,803

AB Core Bond ETF

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on futures	$757,159	*	Payable for variation margin on futures	$376,681	*

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	135,098		Unrealized depreciation on forward currency exchange contracts	58,630

Total		$892,257			$435,311

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities.

This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the schedule of investments.

ABFunds.com	AB Active ETFs, Inc. 417

NOTES TO FINANCIAL STATEMENTS (continued)

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation/depreciation of futures	$(4,154,016)	$(96,263)

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	12,342	(71,039)

Total		$(4,141,674)	$(167,302)

AB Conservative Buffer ETF

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Investments in securities, at value	$1,093,920,052

Equity contracts			Options written, at value	$38,811,650

Total		$1,093,920,052		$38,811,650

418 AB Active ETFs, Inc.	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Equity contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation (depreciation) of investments	$46,060,421	$24,015,406

Equity contracts	Net realized gain (loss) on written options; Net change in unrealized appreciation (depreciation) of written options	(17,824,338)	(15,335,499)

Total		$28,236,083	$8,679,907

AB International Buffer ETF

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Investments in securities, at value	$129,776,156

Equity contracts			Options written, at value	$2,095,360

Total		$129,776,156		$2,095,360

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Equity contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation (depreciation) of investments	$6,381,859	$732,183

Equity contracts	Net realized gain (loss) on written options; Net change in unrealized appreciation (depreciation) of written options	(905,951)	373,361

Total		$5,475,908	$1,105,544

ABFunds.com	AB Active ETFs, Inc. 419

NOTES TO FINANCIAL STATEMENTS (continued)

AB Moderate Buffer ETF

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Investments in securities, at value	$429,828,192

Equity contracts			Options written, at value	$15,645,129

Total		$429,828,192		$15,645,129

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Equity contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation (depreciation) of investments	$26,042,149	$12,980,151

Equity contracts	Net realized gain (loss) on written options; Net change in unrealized appreciation (depreciation) of written options	(14,053,937)	(7,896,013)

Total		$11,988,212	$5,084,138

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended May 31, 2026:

AB Tax-Aware Short Duration Municipal ETF

Centrally Cleared Interest Rate Swaps:
Average notional amount	$4,836,000
Centrally Cleared Inflation Swaps:
Average notional amount	$27,500,000
Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$3,730,000

420 AB Active ETFs, Inc.	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

AB California Intermediate Municipal ETF

Centrally Cleared Interest Rate Swaps:
Average notional amount	$88,312,857
Centrally Cleared Inflation Swaps:
Average notional amount	$78,057,000
Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$7,567,429

AB New York Intermediate Municipal ETF

Interest Rate Swaps:
Average notional amount	$16,980,000
Centrally Cleared Interest Rate Swaps:
Average notional amount	$78,034,286
Centrally Cleared Inflation Swaps:
Average notional amount	$97,507,571

AB Core Bond ETF

Futures:
Average notional amount of buy contracts	$219,443,261
Average notional amount of sale contracts	$32,881,484
Forward Foreign Currency Contracts:
Average principal amount of buy contracts	$3,442,084	(a)
Average principal amount of sale contracts	$10,820,144

AB Conservative Buffer ETF

Purchased Options:
Average notional amount	$1,012,803,751
Written Options:
Average notional amount	$1,900,591,801

AB International Buffer ETF

Purchased Options:
Average notional amount	$99,650,478
Written Options:
Average notional amount	$195,193,699

AB Moderate Buffer ETF

Purchased Options:
Average notional amount	$334,576,831
Written Options:
Average notional amount	$657,525,699

AB Ultra Short Income ETF

Futures:
Average notional amount of buy contracts	$121,042,554

ABFunds.com	AB Active ETFs, Inc. 421

NOTES TO FINANCIAL STATEMENTS (continued)

AB High Yield ETF

Futures:
Average notional amount of buy contracts	$26,363,875
Average notional amount of sale contracts	$14,310,230
Forward Foreign Currency Contracts:
Average principal amount of sale contracts	$8,921,969
Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$190,000	(b)
Average notional amount of sale contracts	$713,999

AB Core Plus Bond ETF

Futures:
Average notional amount of buy contracts	$29,421,134
Average notional amount of sale contracts	$17,794,124

AB Corporate Bond ETF

Futures:
Average notional amount of buy contracts	$27,427,773
Average notional amount of sale contracts	$26,979,067

AB Tax-Aware Intermediate Municipal ETF

Centrally Cleared Interest Rate Swaps:
Average notional amount	$44,934,286
Centrally Cleared Inflation Swaps:
Average notional amount	$21,561,714
Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$3,335,643

AB Tax-Aware Long Municipal ETF

Centrally Cleared Interest Rate Swaps:
Average notional amount	$5,722,857
Centrally Cleared Inflation Swaps:
Average notional amount	$5,262,857
Centrally Cleared Credit Default Swaps:	$487,900
Average notional amount of buy contracts

AB Short Duration High Yield ETF

Futures:
Average notional amount of buy contracts	$34,535,086
Average notional amount of sale contracts	$75,017,586
Forward Foreign Currency Contracts:
Average principal amount of buy contracts	$913,733	(c)
Average principal amount of sale contracts	$38,760,713
Centrally Cleared Credit Default Swaps:
Average notional amount of sale contracts	$17,702,090	(d)

422 AB Active ETFs, Inc.	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

AB Short Duration Income ETF

Futures:
Average notional amount of buy contracts	$25,618,559
Average notional amount of sale contracts	$10,105,241
Forward Foreign Currency Contracts:
Average principal amount of buy contracts	$235,631	(d)
Average principal amount of sale contracts	$864,298
Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$3,061,429
Average notional amount of sale contracts	$6,155,077

(a)	Positions were open for four months during the period.

(b)	Positions were open for less than one months during the period.

(c)	Positions were open for five months during the period.

(d)	Positions were open for one month during the period.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following tables present the Funds’ derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Funds as of May 31, 2026. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the tables.

AB High Yield ETF

Counterparty	Derivative Assets Subject To a MA	Derivatives Available for Offset			Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Citibank NA	$114,986	$	– 0	–	$	– 0	–	$	– 0	–	$114,986
State Street Bank & Trust Co.	1,222		– 0	–		– 0	–		– 0	–	1,222

Total	$116,208	$	– 0	–	$	– 0	–	$	– 0	–	$116,208	^

AB Short Duration High Yield ETF

Counterparty	Derivative Assets Subject To a MA	Derivatives Available for Offset			Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
NatWest Markets PLC	$476,016	$	– 0	–	$	– 0	–	$	– 0	–	$476,016
State Street Bank & Trust Co.	411		(411)			– 0	–		– 0	–	– 0	–

Total	$476,427		$(411)		$	– 0	–	$	– 0	–	$476,016	^

ABFunds.com	AB Active ETFs, Inc. 423

NOTES TO FINANCIAL STATEMENTS (continued)

Counterparty	Derivative Liabilities Subject To a MA			Derivatives Available for Offset			Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
NatWest Markets PLC	$	– 0	–	$	– 0	–	$	– 0	–	$	– 0	–	$	– 0	–
State Street Bank & Trust Co.		9,475			(411)			– 0	–		– 0	–		9,064

Total		$9,475			$(411)		$	– 0	–	$	– 0	–		$9,064	^

AB New York Intermediate Municipal ETF

Counterparty	Derivative Assets Subject To a MA	Derivatives Available for Offset			Cash Collateral Received*	Security Collateral Received*			Net Amount of Derivative Assets
Citibank NA	$908,844	$	– 0	–	$(830,000)	$	– 0	–	$78,844

Total	$908,844	$	– 0	–	$(830,000)	$	– 0	–	$78,844	^

AB Short Duration Income ETF

Counterparty	Derivative Assets Subject To a MA	Derivatives Available for Offset	Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
State Street Bank & Trust Co.	$10,789	$(2,076)	$	– 0	–	$	– 0	–	$8,713

Total	$10,789	$(2,076)	$	– 0	–	$	– 0	–	$8,713	^

Counterparty	Derivative Liabilities Subject To a MA	Derivatives Available for Offset	Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
State Street Bank & Trust Co.	$2,076	$(2,076)	$	– 0	–	$	– 0	–	$ – 0	–

Total	$2,076	$(2,076)	$	– 0	–	$	– 0	–	$0	^

AB Core Bond ETF

Counterparty	Derivative Assets Subject To a MA	Derivatives Available for Offset	Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
State Street Bank & Trust Co.	$135,098	$(58,630)	$	– 0	–	$	– 0	–	$76,468

Total	$135,098	$(58,630)	$	– 0	–	$	– 0	–	$76,468	^

Counterparty	Derivative Liabilities Subject To a MA	Derivatives Available for Offset	Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
State Street Bank & Trust Co.	$58,630	$(58,630)	$	– 0	–	$	– 0	–	$ – 0	–

Total	$58,630	$(58,630)	$	– 0	–	$	– 0	–	$0	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

424 AB Active ETFs, Inc.	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

2 Currency Transactions

The Funds may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Funds may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Funds may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Funds and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Funds may also conduct currency¥ exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Shares of the Fund

The Fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because exchange-traded fund (“ETF”) shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund issues and redeems shares at its NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). A fixed transaction fee is imposed on authorized participants in connection with creation unit redemption and creation transactions. Authorized participants may be required to pay an additional variable charge to cover certain costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statement of Changes in Net Assets.

Transactions in shares of the Fund were as follows:

	AB Tax-Aware Short Duration Municipal ETF
	Shares		Amount
	Six Months Ended May 31, 2026 (unaudited)	Year Ended November 30, 2025	Six Months Ended May 31, 2026 (unaudited)	Year Ended November 30, 2025

Shares sold	11,800,000	17,700,000	$297,774,450	$444,735,955

Shares redeemed	(3,000,000)	(2,200,000)	(75,729,855)	(54,940,450)

Net increase	8,800,000	15,500,000	$222,044,595	$389,795,505

ABFunds.com	AB Active ETFs, Inc. 425

NOTES TO FINANCIAL STATEMENTS (continued)

AB Ultra Short Income ETF
Shares	Amount
Six Months Ended May 31, 2026 (unaudited)	Year Ended November 30, 2025	Six Months Ended May 31, 2026 (unaudited)	Year Ended November 30, 2025

Shares sold	7,250,000	13,700,000	$366,243,378	$692,256,432

Shares redeemed	(7,775,000)	(6,700,000)	(392,799,965)	(338,915,142)

Net increase (decrease)	(525,000)	7,000,000	$(26,556,587)	$353,341,290

AB High Yield ETF
Shares	Amount
Six Months Ended May 31, 2026 (unaudited)	Year Ended November 30, 2025	Six Months Ended May 31, 2026 (unaudited)	Year Ended November 30, 2025

Shares sold	1,325,000	4,075,000	$49,547,593	$152,418,193

Shares redeemed	(300,000)	(675,000)	(11,318,175)	(24,765,872)

Net increase	1,025,000	3,400,000	$38,229,418	$127,652,321

AB Core Plus Bond ETF
Shares	Amount
Six Months Ended May 31, 2026 (unaudited)	Year Ended November 30, 2025	Six Months Ended May 31, 2026 (unaudited)	Year Ended November 30, 2025

Shares sold	800,000	2,250,000	$28,403,120	$81,223,223

Shares issued in reinvestment of dividends and distributions	– 0	–	3,091,116	– 0	–	132,651,834

Shares redeemed	(150,000)	(1,450,000)	(5,320,860)	(75,231,853)

Net increase	650,000	3,891,116	$23,082,260	$138,643,204

AB Corporate Bond ETF
Shares	Amount
Six Months Ended May 31, 2026 (unaudited)	Year Ended November 30, 2025	Six Months Ended May 31, 2026 (unaudited)	Year Ended November 30, 2025

Shares sold	250,000	650,000	$8,916,155	$23,078,855

Shares redeemed	(250,000)	(600,000)	(8,925,225)	(21,323,510)

Net increase (decrease)	– 0	–	50,000	$(9,070)	$1,755,345

AB Tax-Aware Intermediate Municipal ETF
Shares	Amount
Six Months Ended May 31, 2026 (unaudited)	Year Ended November 30, 2025	Six Months Ended May 31, 2026 (unaudited)	Year Ended November 30, 2025

Shares sold	7,850,000	13,000,000	$199,585,910	$325,776,180

Shares redeemed	(150,000)	(150,000)	(3,791,400)	(3,694,755)

Net increase	7,700,000	12,850,000	$195,794,510	$322,081,425

426 AB Active ETFs, Inc.	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

	AB Tax-Aware Long Municipal ETF
	Shares		Amount
	Six Months Ended May 31, 2026 (unaudited)	Year Ended November 30, 2025	Six Months Ended May 31, 2026 (unaudited)	Year Ended November 30, 2025

Shares sold	900,000	900,000	$22,357,170	$22,458,945

Shares redeemed	(300,000)	(350,000)	(7,517,655)	(8,659,970)

Net increase	600,000	550,000	$14,839,515	$13,798,975

	AB Short Duration High Yield ETF
	Shares		Amount
	Six Months Ended May 31, 2026 (unaudited)	Year Ended November 30, 2025	Six Months Ended May 31, 2026 (unaudited)	Year Ended November 30, 2025

Shares sold	3,300,000	6,775,000	$118,155,443	$242,196,014

Shares redeemed	(1,475,000)	(4,525,000)	(52,582,813)	(159,466,980)

Net increase	1,825,000	2,250,000	$65,572,630	$82,729,034

	AB Short Duration Income ETF
	Shares		Amount
	Six Months Ended May 31, 2026 (unaudited)	Year Ended November 30, 2025	Six Months Ended May 31, 2026 (unaudited)	Year Ended November 30, 2025

Shares sold	1,100,000	1,700,000	$39,349,885	$60,488,135

Shares redeemed	(250,000)	(150,000)	(8,890,145)	(5,305,330)

Net increase	850,000	1,550,000	$30,459,740	$55,182,805

	AB California Intermediate Municipal ETF
	Shares					Amount
	Six Months Ended May 31, 2026 (unaudited)		Period Ended November 30, 2025(a)		Year Ended September 30, 2025(b)	Six Months Ended May 31, 2026 (unaudited)			Period Ended November 30, 2025(a)			Year Ended September 30, 2025(b)

Class A
Shares sold	– 0	–	– 0	–	785,766	$	– 0	–	$	– 0	–	$10,849,321

Shares issued in reinvestment of dividends	– 0	–	– 0	–	59,727		– 0	–		– 0	–	822,742

Shares converted from Class C	– 0	–	– 0	–	23,205		– 0	–		– 0	–	322,542

Shares converted to Advisor Class	– 0	–			(3,338,500)							(46,040,583)

Shares redeemed	– 0	–	– 0	–	(920,518)		– 0	–		– 0	–	(12,617,623)

Net increase (decrease)	– 0	–	– 0	–	(3,390,320)	$	– 0	–	$	– 0	–	$(46,663,601)

ABFunds.com	AB Active ETFs, Inc. 427

NOTES TO FINANCIAL STATEMENTS (continued)

	AB California Intermediate Municipal ETF
	Shares						Amount
	Six Months Ended May 31, 2026 (unaudited)		Period Ended November 30, 2025(a)		Year Ended September 30, 2025(b)		Six Months Ended May 31, 2026 (unaudited)			Period Ended November 30, 2025(a)			Year Ended September 30, 2025(b)

Class C
Shares sold	– 0	–	– 0	–	20,253		$	– 0	–	$	– 0	–	$280,482

Shares issued in reinvestment of dividends	– 0	–	– 0	–	1,441			– 0	–		– 0	–	19,863

Shares converted to Advisor Class	– 0	–	– 0	–	(110,592)			– 0	–		– 0	–	(1,524,737)

Shares converted to Class A	– 0	–	– 0	–	(23,216)								(322,542)

Shares redeemed	– 0	–	– 0	–	(57,560)			– 0	–		– 0	–	(797,757)

Net increase (decrease)	– 0	–	– 0	–	(169,674)		$	– 0	–	$	– 0	–	$(2,344,691)

Municipal Class
Shares sold	– 0	–	– 0	–	14,774,861		$	– 0	–	$	– 0	–	$203,955,177

Shares issued in reinvestment of dividends	– 0	–	– 0	–	1,439,037			– 0	–		– 0	–	19,847,683

Shares converted to Advisor Class	– 0	–	(64,725,760)		– 0	–		– 0	–		(903,040,854)		– 0	–

Shares redeemed	– 0	–	(4,258)		(12,776,513)			– 0	–		(59,354)		(176,281,939)

Net increase (decrease)	– 0	–	(64,730,018)		3,437,385		$	– 0	–		$(903,100,208)		$47,520,921

Advisor Class
Shares sold	5,500,000		500,040		5,175,800			$137,870,435			$12,542,210		$71,339,926

Shares issued in reinvestment of dividends	– 0	–	– 0	–	189,065			– 0	–		– 0	–	2,608,202

Shares converted from Class A	– 0	–	– 0	–	3,338,790			– 0	–		– 0	–	46,040,583

Shares converted from Class C	– 0	–	– 0	–	110,572			– 0	–		– 0	–	1,524,737

Shares converted from Municipal Class			36,121,634		– 0	–		– 0	–		903,040,854		– 0	–

Shares redeemed	(2,650,000)		(376,377)		(4,184,795)			(66,506,845)			(9,463,546)		(57,466,496)

Net increase	2,850,000		36,245,297		4,629,432			$71,363,590			$906,119,518		$64,046,952

(a)	The Acquired Portfolio had a fiscal year end of September 30. The Fund has a fiscal year end of November 30.

(b)

After the close of business on October 3, 2025, California Municipal Portfolio (the “Acquired Portfolio”) was reorganized into AB California Intermediate Municipal ETF. The amounts disclosed include those of the Acquired Portfolio. See Note A for additional information on the reorganization.

428 AB Active ETFs, Inc.	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

	AB New York Intermediate Municipal ETF
	Shares						Amount
	Six Months Ended May 31, 2026 (unaudited)		Period Ended November 30, 2025(a)		Year Ended September 30, 2025(b)		Six Months Ended May 31, 2026 (unaudited)			Period Ended November 30, 2025(a)		Year Ended September 30, 2025(b)

Class A
Shares sold	– 0	–	231,238		478,705		$	– 0	–	$3,119,394		$6,444,742

Shares issued in reinvestment of dividends	– 0	–	– 0	–	87,023			– 0	–	– 0	–	1,163,828

Shares converted from Class C	– 0	–	– 0	–	36,803			– 0	–	– 0	–	491,109

Shares converted to Advisor Class	– 0	–	(5,364,578)		– 0	–				(72,384,257)		– 0	–

Shares redeemed	– 0	–	(26,003)		(1,032,061)			– 0	–	(356,147)		(13,801,795)

Net increase (decrease)	– 0	–	(5,159,343)		(429,530)		$	– 0	–	$(69,621,010)		$(5,702,116)

Class C
Shares sold	– 0	–	240,529		103,614		$	– 0	–	$3,244,738		$1,396,070

Shares issued in reinvestment of dividends	– 0	–	– 0	–	1,916			– 0	–	– 0	–	25,622

Shares converted to Class A	– 0	–	– 0	–	(36,808)			– 0	–	– 0	–	(491,109)

Shares converted to Advisor Class	– 0	–	(434,443)		– 0	–				(5,862,286)		– 0	–

Shares redeemed	– 0	–	(1,708)		(46,980)			– 0	–	(23,036)		(632,415)

Net increase (decrease)	– 0	–	(195,622)		21,742		$	– 0	–	$(2,640,584)		$298,168

Municipal Class
Shares sold	– 0	–	1,063,719		12,390,680		$	– 0	–	$14,388,990		$166,136,309

Shares issued in reinvestment of dividends	– 0	–	220,443		1,776,990			– 0	–	2,986,997		23,771,829

Shares converted to Advisor Class	– 0	–	(85,702,331)		– 0	–		– 0	–	(1,160,958,050)		– 0	–

Shares redeemed	– 0	–	(1,009,716)		(17,872,527)			– 0	–	(13,664,268)		(239,549,123)

Net increase (decrease)	– 0	–	(85,427,885)		(3,704,857)		$	– 0	–	$(1,157,246,331)		$(49,640,985)

Advisor Class
Shares sold	2,450,000		220,938		2,095,450			$61,383,976		$5,503,803		$27,991,632

Shares converted from Class A	– 0	–	2,905,241		– 0	–		– 0	–	72,384,257		– 0	–

Shares converted from Class C	– 0	–	235,277		– 0	–		– 0	–	5,862,286		– 0	–

Shares converted from Municipal Class	– 0	–	46,438,322		– 0	–		– 0	–	1,160,958,050		– 0	–

Shares issued in reinvestment of dividends	– 0	–	10,312		70,628			– 0	–	257,817		944,644

Shares redeemed	(2,050,000)		(469,817)		(1,913,739)			(51,377,460)		(11,742,638)		(25,591,342)

Net increase	400,000		49,340,273		252,339			$10,006,516		$1,233,223,575		$3,344,934

(a)	The Acquired Portfolio had a fiscal year end of September 30. The Fund has a fiscal year end of November 30.

(b)

After the close of business on November 7, 2025, New York Municipal Portfolio (the “Acquired Portfolio”) was reorganized into AB New York Intermediate Municipal ETF. The amounts disclosed include those of the Acquired Portfolio. See Note A for additional information on the reorganization.

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	AB Core Bond ETF
	Shares					Amount
	Six Months Ended May 31, 2026 (unaudited)		October 1, 2025 to November 30, 2025	Year Ended September 30, 2025		Six Months Ended May 31, 2026 (unaudited)		October 1, 2025 to November 30, 2025	Year Ended September 30, 2025

Shares sold	7,050,000		1,156,990	12,979,855		$209,548,810		$34,823,537	$167,178,062

Shares issued in reinvestment of dividends	– 0	–	125,161	2,253,626		– 0	–	3,770,223	29,078,647

Shares converted from Intermediate Duration Class	– 0	–	(28,468,036)	– 0	–	– 0	–	(854,041,087)	– 0	–

Shares converted to Advisor Class	– 0	–	28,468,036	– 0	–	– 0	–	854,041,087	– 0	–

Shares redeemed	(350,000)		(727,384)	(8,093,165)		(10,447,290)		(21,873,827)	(104,698,527)

Net increase	6,700,000		554,767	7,140,316		$199,101,520		$16,719,933	$91,558,182

	AB Conservative Buffer ETF
	Shares			Amount
	Six Months Ended May 31, 2026 (unaudited)		Year Ended November 30, 2025	Six Months Ended May 31, 2026 (unaudited)	Year Ended November 30, 2025

Shares sold	1,425,000		6,750,000	$59,121,968	$264,780,720

Shares redeemed	– 0	–	(725,000)	(9,198,340)	(29,127,995)

Net increase	1,425,000		6,025,000	$49,923,628	$235,652,725

	AB International Buffer ETF
	Shares		Amount
	Six Months Ended May 31, 2026 (unaudited)	December 9, 2024(a) to November 30, 2025	Six Months Ended May 31, 2026 (unaudited)	December 9, 2024(a) to November 30, 2025

Shares sold	1,275,000	4,675,028	$52,143,408	$177,101,725

Shares redeemed	(100,000)	(2,800,000)	(4,047,130)	(107,729,305)

Net increase	1,175,000	1,875,028	$48,096,278	$69,372,420

(a)	Commencement of operations.

	AB Moderate Buffer ETF
	Shares		Amount
	Six Months Ended May 31, 2026 (unaudited)	December 9, 2024(a) to November 30, 2025	Six Months Ended May 31, 2026 (unaudited)	December 9, 2024(a) to November 30, 2025

Shares sold	3,900,000	13,825,028	$152,855,658	$501,257,904

Shares redeemed	(550,000)	(6,900,000)	(21,587,788)	(253,598,287)

Net increase	3,350,000	6,925,028	$131,267,870	$247,659,617

(a)	Commencement of operations.

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NOTE F

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, changing interest rate levels, the imposition of new or additional tariffs, and regional and global conflicts, that affect large portions of the market. The Fund is exposed to market risk indirectly through its targeted exposure to the Underlying ETF.

Interest Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates.

Credit Risk—An issuer or guarantor of a fixed-income security may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Below Investment Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments and negative perceptions of the junk bond market generally and may be more difficult to trade than other types of securities.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years will likely decrease in value by approximately 3% if interest rates increase by 1%.

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Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Derivatives Risk—Derivatives may be difficult to price or unwind and may be leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Leverage Risk—To the extent the Fund uses leveraging techniques, such as derivatives, its net asset value (“NAV”) may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund’s investments.

Foreign (Non-U.S.) Investments Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade than domestic securities due to adverse market, economic, political, regulatory or other factors. The Underlying ETF is specifically exposed to Asian and European economic risks.

Foreign (Non-U.S.) Securities Risk—Investments in foreign securities entail significant risks in addition to those customarily associated with investing in U.S. securities such as less liquid, less transparent, less regulated and more volatile markets. These risks include risks related to unfavorable or unsuccessful government actions, reduction of government or central bank support, economic sanctions and tariffs and potential responses to those sanctions and tariffs, inadequate accounting standards and auditing and financial recordkeeping requirements, lack of information, social instability, armed conflict, and other adverse market, economic, political and regulatory factors, all of which could disrupt the financial markets in which the Fund invests and adversely affect the value of the Fund’s assets.

Emerging Market Risk—Investments in emerging market countries may involve more risks than investments in other foreign countries because the markets are less developed, less liquid and are subject to increased potential for market manipulation, and increased economic, political, regulatory or other uncertainties.

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Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments in fixed-income securities denominated in foreign currencies or reduce the Fund’s returns. The value of investments denominated in a non-U.S. currency held by the Underlying ETF (and therefore the value of the Underlying ETF), and therefore the value of the Fund’s FLEX Options, could change based on changes in currency exchange rates. The Fund’s NAV could therefore decline based on changes in the value of currencies or if there are delays or limits on repatriation of such currency. Currency exchange rates can be very volatile and can change quickly and unpredictably.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes and large positions. Foreign fixed-income securities may have more illiquid investments risk because secondary trading markets for these securities may be smaller and less well-developed and the securities may trade less frequently than domestic securities. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally go down. Municipal securities may have more illiquid investments risk than other fixed-income securities because they trade less frequently and the market for municipal securities is generally smaller than many other markets.

ETF Share Price and Net Asset Value Risk—The Fund’s shares are listed for trading on the NYSE Arca, Inc. or Nasdaq Stock Market LLC (an “Exchange”). The Fund’s shares are generally bought and sold in the secondary market at market prices. The NAV per share of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Fund’s NAV is calculated once per day, at the end of the day. The market price of a share on an Exchange could be higher than the NAV (premium), or lower than the NAV (discount) and may fluctuate during the trading day. When all or a portion of the Fund’s underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be differences between the current value of a security and the last quoted price for that security in the closed local market, which could lead to a deviation between the market value of the Fund’s shares and the Fund’s NAV. Disruptions in the creations and redemptions process or the existence of extreme market volatility could result in the Fund’s shares trading above or below NAV. As the Fund may invest in securities traded on foreign exchanges, Fund shares may trade at a larger premium or discount to the Fund’s NAV per share than shares of other ETFs. In addition, in stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

Authorized Participant Risk—Only a limited number of financial institutions that enter into an authorized participant relationship with the Fund (“Authorized

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Participants”) may engage in creation or redemption transactions. If the Fund’s Authorized Participants decide not to create or redeem shares, Fund shares may trade at a larger premium or discount to the Fund’s NAV per share, or the Fund could face trading halts or de-listing.

Active Trading Market Risk—There is no guarantee that an active trading market for Fund shares will exist at all times. In times of market stress, markets can suffer erratic or unpredictable trading activity, extraordinary volatility or wide bid/ask spreads, which could cause some market makers and Authorized Participants to reduce their market activity or “step away” from making a market in ETF shares. Market makers and Authorized Participants are not obligated to place or execute purchase and redemption orders. This could cause the Fund’s market price to deviate, materially, from the NAV, and reduce the effectiveness of the ETF arbitrage process. Any absence of an active trading market for Fund shares could lead to a heightened risk that there will be a difference between the market price of a Fund share and the underlying value of the Fund share.

Sector Risk—The Funds may have more risk because they may invest to a significant extent in one or more particular market sectors, such as the industrials sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Funds’ investments.

The Underlying ETF may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the financials sector and industrials sector, which results in the Fund having significant exposure to such sectors through its exposure to the Underlying ETF by virtue of its usage of FLEX Options. To the extent the Underlying ETF does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Underlying ETF’s investments.

Mortgage-Related and Other Asset-Backed Securities Risk—Investments in mortgage-related and other asset-backed securities are subject to certain additional risks. The value of these securities may be particularly sensitive to changes in interest rates. These risks include “extension risk”, which is the risk that, in periods of rising interest rates, issuers may delay the payment of principal, and “prepayment risk”, which is the risk that in periods of falling interest rates, issuers may pay principal sooner than expected, exposing the Fund to a lower rate of return upon reinvestment of principal. Mortgage-backed securities offered by nongovernmental issuers and other asset-backed securities may be subject to other risks, such as higher rates of default in the mortgages or assets backing the securities or risks associated with the nature and servicing of mortgages or assets backing the securities. Some mortgage-backed securities are “TBA” securities, which have additional risks.

Active Trading Risk—A Fund may engage in active and frequent trading of its portfolio securities, and its portfolio turnover rate may greatly exceed 100%.

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A higher rate of portfolio turnover or portfolio activity increases transaction costs, which may negatively affect the Fund’s return. In addition, a high rate of portfolio turnover or portfolio activity may result in substantial short-term gains, which may have adverse tax consequences for Fund shareholders. The Fund’s higher portfolio turnover or portfolio activity could also result in other consequences such as deferral of losses, acceleration of gains or treatment of short-term capital gains as ordinary income, any of which could adversely impact Fund shareholders.

Investment in Other Investment Companies Risk—With respect to AB Ultra Short Income ETF, as with other investments, investments in other investment companies are subject to market and management risk. In addition, shareholders of the Fund bear both their proportionate share of expenses in the Fund (including management fees) and, indirectly, the expenses of the investment companies in which the Fund invests to the extent these expenses are not waived or reimbursed by the Adviser.

Cash Transactions Risk—A Fund may effectuate all or a portion of the issuance and redemption of Creation Units (as defined below) for cash, rather than in-kind securities. As a result, an investment in such a Fund is expected to be less tax-efficient than an investment in an ETF that effectuates its transactions in Creation Units primarily on an in-kind basis. A fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the Fund will generally cause the Fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required as compared to an ETF that distributes portfolio securities in-kind in redemption of Creation Units. The Fund intends to distribute gains that arise by virtue of the issuance and redemption of Creation Units being effectuated in cash to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with applicable tax requirements. This may cause shareholders to be subject to tax on gains to which they would not otherwise be subject, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. Brokerage fees, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and ask prices of Fund shares than for ETFs that receive and distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

Tax Risk—From time to time, the U.S. Government and the U.S. Congress consider changes in federal tax law that could limit or eliminate the federal tax

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exemption for municipal bond income, which would in effect reduce the income received by shareholders from the Fund by increasing taxes on that income. In such event, the Fund’s net asset value (“NAV”) could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax-exempt status of municipal bonds could also result in significant shareholder redemptions of Fund shares as investors anticipate adverse effects on the Fund or seek higher yields to offset the potential loss of the tax deduction. As a result, the Fund would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Fund’s yield.

The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the U.S. Internal Revenue Code (the “Code”). If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation. The federal income tax treatment of some aspects of the Fund’s investment operations are not guaranteed. There are some uncertainties in how the Code would apply to the Fund’s options strategy and hedging strategies, and the application of “straddle” rules, and loss limitation provisions of the Code. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. The Fund also intends to treat the issuer of FLEX Options as a referenced asset for federal income tax purposes. The FLEX Options included in the portfolio are exchange-traded options. Under Section 1256 of the Code, certain types of exchange-traded options are treated as if they were sold (i.e., “marked to market”) at the end of each year. The Fund does not believe that the positions held by the Fund will be subject to Section 1256, which means that the positions will not be marked to market. If the income is not qualifying income, or if the issuer of the FLEX Options is not appropriately treated as the referenced asset, or if the Fund cannot distribute the correct percentage of all income annually, the Fund could lose its status as a RIC, which could cause the Fund’s income to be taxed at higher rates. If a shareholder purchases Fund shares after the hedge period has begun, or shortly before a distribution by the Fund, then the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

Variable and Floating-Rate Securities Risk—Variable and floating-rate securities pay interest at rates that are adjusted periodically, according to a specific formula. Because the interest rate is reset only periodically, changes in the interest rate on these securities may lag behind changes in the prevailing market interest rates. The value of the security may rise or fall depending on changes in interest rates between periodic resets.

Loan Participations and Assignments Risk—When the Fund purchases loan participations and assignments, it is subject to the credit risk associated with the

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underlying corporate borrower. In addition, the lack of a liquid secondary market for loan participations and assignments may have an adverse impact on the value of such investments and the Fund’s ability to dispose of particular assignments or participations when necessary to meet the Fund’s liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the borrower.

Mortgage-Related Securities Risk—Mortgage-related securities represent interests in “pools” of mortgages, including consumer loans or receivables held in trust. Mortgage-related securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-related securities. Asset-related securities entail certain risks not presented by mortgage-backed securities, including the risk that it may be difficult to perfect the liens securing any collateral backing certain asset-backed securities.

Prepayment and Extension Risk—Prepayment risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. If this happens, particularly during a time of declining interest rates or credit spreads, the Fund will not benefit from the rise in market price that normally accompanies a decline in interest rates, and may not be able to invest the proceeds in securities providing as much income, resulting in a lower yield to the Fund. Conversely, extension risk is the risk that as interest rates rise or spreads widen, payments of securities may occur more slowly than anticipated by the market. If this happens, the values of these securities may go down because their interest rates are lower than current market rates and they remain outstanding longer than anticipated.

Subordination Risk—The Fund may invest in securities that are subordinated to more senior securities of an issuer, or which represent interests in pools of such subordinated securities. Subordinated securities will be disproportionately affected by a default or even a perceived decline in creditworthiness of the issuer. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer, any loss incurred by the subordinated securities is likely to be proportionately greater, and any recovery of interest or principal may take more time.

Redemption Risk—The Fund may experience heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or unfavorable prices or increase or accelerate taxable gains or transaction costs and may negatively affect the Fund’s net asset value (“NAV”) or performance, which could cause the value of your investment to decline. Redemption risk is heightened during periods of overall market turmoil.

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Foreign Currency Risk—This is the risk that changes in foreign (non-U.S.) currency exchange rates may negatively affect the value of the Fund’s investments or reduce the returns of the Fund. For example, the value of the Fund’s investments in foreign securities and foreign currency positions may decrease if the U.S. Dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. Dollar).

Actions by a Few Major Investors—In certain countries, volatility may be heightened by actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect local securities prices and, therefore, share prices of the Fund.

Lower-rated Securities Risk—Lower-rated securities, or junk bonds/high-yield securities, are subject to greater risk of loss of principal and interest and greater market risk than higher-rated securities. The capacity of issuers of lower-rated securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates.

Inflation-Protected Securities Risk—The terms of inflation-protected securities provide for the coupon and/or maturity value to be adjusted based on changes in an inflation index. Decreases in the inflation rate or in investors’ expectations about inflation could cause these securities to underperform non-inflation-adjusted securities on a total-return basis. In addition, there can be no assurance that the relevant inflation index will accurately measure the rate of inflation, in which case the securities may not work as intended. These securities may be more difficult to trade or dispose of than other types of securities.

Emerging Markets Securities Risk—The risks of investing in foreign (non-U.S.) securities are heightened with respect to issuers in emerging-market countries because the markets are less developed, less liquid and subject to increased potential for market manipulation, and there may be a greater amount of economic, political and social uncertainty. These risks are even more pronounced in “frontier” markets, which are investable markets with lower total market capitalization and liquidity than the more developed emerging markets. Emerging markets typically have fewer medical and economic resources than more developed countries, and thus they may be less able to control or mitigate the effects of a pandemic, climate change, or a natural disaster.

Municipal Market Risk—This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Fund’s investments in municipal securities. These factors include economic conditions, political or legislative changes, catastrophic natural disasters, public health crises, uncertainties related to the tax status of municipal securities, and the rights of investors in these securities. The value of municipal securities may also be adversely affected by rising health care costs, increasing

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unfunded pension liabilities, and by the phasing out of federal programs providing financial support. There have been some municipal issuers that have defaulted on obligations, been downgraded or commenced insolvency proceedings.

To the extent that the Fund invests more of its assets in the municipal securities of a particular state or territory, the Fund may be vulnerable to events adversely affecting that state or territory, including economic, political and regulatory occurrences, court decisions, terrorism, public health crises (including the occurrence of a contagious disease or illness) and catastrophic natural disasters, such as hurricanes, fires or earthquakes.

With respect to AB New York Intermediate Municipal ETF, most of the Fund’s investments are in New York municipal securities. Thus, the Fund may be vulnerable to events adversely affecting New York’s economy, including public health crises (including the occurrence of a contagious disease or illness). New York’s economy, while diverse, has a relatively large share of the nation’s financial activities. With the financial services sector contributing more than one-fifth of the state’s wages, the state’s economy is especially vulnerable to adverse events affecting the financial markets such as those that occurred in 2008-2009 and during the COVID-19 pandemic. In addition, as New York’s financial services and professional and business services sectors serve a global market, they can be highly sensitive to global trends.

With respect to AB California Intermediate Municipal ETF, the Fund may invest a substantial portion of its assets in California municipal securities. These investments in California municipal securities may be vulnerable to events adversely affecting its economy. California’s economy, the largest of the 50 states, is relatively diverse, which makes it less vulnerable to events affecting a particular industry. However, there remain a number of risks that threaten the state’s economy, including potentially unfavorable changes to federal policies, the uncertain impact of changes in federal tax law and trade policy, significant unfunded liabilities of the two main retirement systems managed by state entities, the California Public Employees’ Retirement System and the California State Teachers’ Retirement System, and public health crises (including the occurrence of a contagious disease or illness). California’s economy may also be affected by natural disasters, such as earthquakes, droughts, flooding or fires.

The Fund’s investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities. In addition, changes in tax rates or the treatment of income from certain types of municipal securities, among other things, could negatively affect the municipal securities markets.

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When-Issued and Forward Commitment Risks—These securities are purchased before the securities are actually issued or delivered. These securities are subject to the risk that, when delivered, they will be worth less than the agreed-upon purchase price.

Non-Diversification Risk—A Fund may have more risk if it is “non-diversified”, meaning that it can invest more of its assets in a smaller number of issuers. Accordingly, changes in the value of a single security, such as the Underlying ETF, may have a more significant effect, either negative or positive, on the Fund’s NAV.

Indemnification Risk—In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these indemnification provisions and expect the risk of loss thereunder to be remote. Therefore, the Funds have not accrued any liability in connection with these indemnification provisions.

Management Risk—The Funds are subject to management risk because they are an actively-managed investment funds. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

The following risks are applicable to AB Conservative Buffer ETF, AB International Buffer ETF and AB Moderate Buffer ETF:

Buffered Loss Risk—There can be no guarantee that the Hedge Period Buffer will be successful in protecting the Fund from the impact of Underlying ETF price declines. Despite the intended Hedge Period Buffer, a shareholder may lose money by investing in the Fund. Declines in excess of the Hedge Period Buffer may result in the loss of an investor’s entire investment. If, during a Hedge Period, an investor purchases shares of the Fund after the date on which the Fund has entered into FLEX Options or sells shares of the Fund prior to the expiration of the FLEX Options, the Hedge Period Buffer that the Fund seeks to provide may not be available and the investor may not receive the full, or any, benefit of the Hedge Period Buffer.

The Fund does not provide principal protection, and an investor may experience significant losses on an investment in the Fund.

A blended portfolio of expiring options and new options could impact the Fund’s ability to realize the full, or any, benefit of the Hedge Period Buffer and may subject the Fund’s return to an upside limit that is slightly lower or higher than

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the Hedge Period Cap for the applicable Hedge Period. Accordingly, an investor may bear losses against which the Hedge Period Buffer is anticipated to protect and may be subject to an upside limit that is lower than the Hedge Period Cap.

Buffer/Cap Change Risk—A new Hedge Period Buffer and a new Hedge Period Cap are established each time the Options Portfolio is implemented, including after an Upside Ratchet event. The duration of a Hedge Period Cap or Hedge Period Buffer may vary.

Capped Upside Risk—If an investor purchases shares of the Fund after the first day of a Hedge Period and the value of the Underlying ETF shares is at or near to the Hedge Period Cap for that Hedge Period, there may be little or no ability for that investor to experience an investment gain on their Fund shares unless the Fund engages in an Upside Ratchet of the Fund’s Options Portfolio. If an investor does not hold its shares of the Fund for an entire Hedge Period, the returns realized by that investor may not replicate those the Fund seeks to achieve. If the Underlying ETF experiences gains during a Hedge Period in excess of the Hedge Period Cap, unless the Fund has engaged in an Upside Ratchet, the Fund will not participate in those gains beyond the Hedge Period Cap.

FLEX Options Correlation Risk—Although the value of the FLEX Options structure held by the Fund generally correlates with the share price of the Underlying ETF, the FLEX Options are exercisable at the strike price only on their expiration date, and their daily valuation will not change at the same percentage as the share price of the Underlying ETF. Accordingly, the Fund’s net asset value, or NAV, or market price will not directly correlate on a day-to-day basis with the share price of the Underlying ETF.

FLEX Options Liquidity Risk—The FLEX Options are listed on an exchange; however, there is no guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. The trading market for FLEX Options may lack depth and liquidity when compared to the trading market for certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, the liquidation of a large number of options may significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

FLEX Options Valuation Risk—FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. The value of the FLEX

ABFunds.com	AB Active ETFs, Inc. 441

NOTES TO FINANCIAL STATEMENTS (continued)

Options will be determined based upon market quotations or using other recognized pricing methods. The value of a FLEX Option prior to its expiration date may vary because of related factors other than the value of the Underlying ETF. Factors that may influence the value of a FLEX Option, other than changes in the value of the Underlying ETF, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options and changing volatility levels of the Underlying ETF. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, FLEX Options may become more difficult to value and the judgment of the Adviser, as the Fund’s valuation designee, may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data.

Hedge Period Risk—The Fund’s investment strategy is designed to deliver returns that reference an Underlying ETF and are based on options contracts that are designed to be in place for 90-day periods, although in some cases, the Fund will hold options contracts of longer duration. The Fund may not hold its Options Portfolio for the full duration of the options contracts, and the Adviser may change the Options Portfolio at any time, which would begin a new Hedge Period. Information about the Fund’s holdings is available and updated daily at—www.abfunds.com. Investors acquiring shares of the Fund at different time periods will have different investment results based on the price of shares of the Underlying ETF and how the Hedge Period Buffer and Hedge Period Cap are applied. Engaging in Upside Ratchets may potentially cause the Fund to have a higher portfolio turnover rate, and higher cost, than a fund that does not actively adjust its options portfolio prior to expiration. There is no guarantee that any Upside Ratchet will be successfully implemented, or that it will deliver the desired investment result.

The Fund’s Hedge Period Cap and Hedge Period Buffer are designed to work over a particular time frame, the Hedge Period. Investors that acquire Fund shares after the Hedge Period has commenced, or sell Fund shares before the Hedge Period ends or an Upside Ratchet is performed, may have a different investment result than investors who held Fund shares during the entire Hedge Period. The degree to which an investor may benefit from the Hedge Period Buffer or Hedge Period Cap will depend on the point in time when the investor purchases Fund shares and whether the Adviser effectuates an Upside Ratchet. At the time of purchasing Fund shares, an investor may be unable to determine the Fund’s position relative to the Hedge Period Cap and Hedge Period Buffer. If the price of the Underlying ETF is near or has exceeded the strike price of the Fund’s Options Portfolio, there may be little remaining upside potential during a particular Hedge Period, until the Options Portfolio expires or the Adviser effectuates an Upside Ratchet. Investors purchasing Fund shares during this period would still remain subject to significant downside risk before the sought-after protection from the Hedge Period Buffer began. Similarly, if the Underlying ETF has decreased in price significantly to equal or exceed the Fund’s anticipated

442 AB Active ETFs, Inc.	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Hedge Period Buffer, investors would also remain subject to significant downside risk and would receive no benefit from the Hedge Period Buffer. The Fund is continuously offered and a new Hedge Period begins after the end of the prior Hedge Period, with a new Hedge Period Cap and a new Hedge Period Buffer. An investor that holds Fund shares over multiple continuous Hedge Periods may have a different investment result than an investor holding Fund shares for one Hedge Period. The Fund’s return is measured, with respect to the Hedge Period Cap and Hedge Period Buffer, over a single Hedge Period. The Fund’s return over a period longer than a single Hedge Period could differ in amount and direction from the return of the Underlying ETF.

Underlying ETF Risk—The Fund invests in FLEX Options that reference an ETF, which subjects the Fund to certain of the risks of owning shares of an ETF, as well as the types of instruments in which the Underlying ETF invests.

The Underlying ETF is an exchange-traded unit investment trust that uses a full replication strategy, meaning it invests entirely in the S&P 500 Index. The investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500 Index, which includes five hundred (500) selected companies, all of which are listed on national stock exchanges and spans over 24 separate industry groups.

Alternatively, the Underlying ETF generally will invest at least 80% of its assets in the component securities of the MSCI EAFE Index and in investments that have economic characteristics that are substantially identical to the component securities of the MSCI EAFE Index (i.e., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by its adviser or its affiliates, as well as in securities not included in the MSCI EAFE Index, but which its adviser believes will help the Underlying ETF track the MSCI EAFE Index. The investment objective of the Underlying ETF is to seek to track the investment results of an index composed of large- and mid-capitalization developed market equities, excluding the U.S. and Canada.

The value of an ETF will fluctuate over time based on fluctuations in the values of the securities held by the ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to authorized participant concentration risk, market maker risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund’s shares. An ETF that tracks an index may not exactly match the performance of the index due to differences between the portfolio of the ETF and the components of the index, expenses, and other factors.

ABFunds.com	AB Active ETFs, Inc. 443

NOTES TO FINANCIAL STATEMENTS (continued)

The risks of investing in an ETF also include the risks associated with the underlying investments held by the ETF. As such, the Fund may be subject to the following risks as a result of its exposure to the Underlying ETF through its usage of FLEX Options.

Equity Securities Risk—The Underlying ETF invests in publicly-traded equity securities, and their value may fluctuate, sometimes rapidly and unpredictably, which means a security may be worth more or less than when it was purchased. These fluctuations can be based on a variety of factors including a company’s financial condition as well as macro-economic factors such as interest rates, inflation rates, global market conditions, and noneconomic factors such as market perceptions and social or political events.

Large-Capitalization Companies Risk—The Underlying ETF invests in the securities of large capitalization companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying ETFs by virtue of its usage of FLEX Options. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small- and/or mid-capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different parts of market cycles.

Concentration Risk—The Underlying ETF may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Underlying ETF’s investments more than the market as a whole, to the extent that the Underlying ETF’s investments are concentrated in the securities and/or other assets of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector, market segment or asset class.

NOTE F

Joint Credit Facility

A number of open-end mutual funds and ETFs managed by the Adviser, including the Funds, participate in a $380 million credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements. The Facility, which will expire on June 23, 2027, may be renewed for an additional term dependent upon the election of the participating funds and lenders. A commitment fee of 0.15% per annum of the Facility amount is paid by the participating funds. The portion of the commitment fee related to the ETFs is paid by the Adviser pursuant to the ETFs’ unitary fee structure. The Funds did not utilize the Facility during the six months ended May 31, 2026.

444 AB Active ETFs, Inc.	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE G

Distributions to Shareholders

The tax character of distributions to be paid for the year ending November 30, 2027 will be determined at the end of the current fiscal year. The tax character of distributions paid during the tax years ended November 30, 2025 and November 30, 2024 and for the year ended October 31, 2024 and the years ended September 30, 2025 and September 30, 2024 were as follows:

AB Tax-Aware Short Duration Municipal ETF	2025	2024
Distributions paid from:
Ordinary income	$1,495,094	$1,688,107

Total taxable distributions	1,495,094	1,688,107
Tax-exempt distributions	24,000,772	13,885,701

Total distributions paid	$25,495,866	$15,573,808

AB Ultra Short Income ETF	2025	2024
Distributions paid from:
Ordinary income	$60,695,920	$48,760,403

Total taxable distributions	$60,695,920	$48,760,403

AB High Yield ETF	2025	2024
Distributions paid from:
Ordinary income	$13,808,737	$8,311,593

Total taxable distributions paid	$13,808,737	$8,311,593

AB Core Plus Bond ETF	2025	2024
Distributions paid from:
Ordinary income	$6,108,010	$1,814,999

Total taxable distributions	$6,108,010	$1,814,999

AB Corporate Bond ETF	2025	2024
Distributions paid from:
Ordinary income	$1,506,283	$1,119,835

Total taxable distributions paid	$1,506,283	$1,119,835

AB Tax-Aware Intermediate Municipal ETF	2025	2024
Distributions paid from:
Ordinary income	$331,557	$118,072

Total taxable distributions	331,557	118,072
Tax-exempt income	8,412,093	911,023

Total distributions paid	$8,743,650	$1,029,095

ABFunds.com	AB Active ETFs, Inc. 445

NOTES TO FINANCIAL STATEMENTS (continued)

AB Tax-Aware Long Municipal ETF			2025		2024
Distributions paid from:
Ordinary income			$51,101		$85,262

Total taxable distributions			51,101		85,262
Tax-exempt distributions			1,244,015		855,682

Total distributions paid			$1,244,015		$940,944

AB Short Duration High Yield ETF	Year Ended November 30, 2025		October 1, 2024 to November 30, 2024		Year Ended September 30, 2024
Distributions paid from:
Ordinary income	$47,922,615		$6,492,042		$38,090,038

Total taxable distributions paid	$47,922,615		$6,492,042		$38,090,038

AB Short duration Income ETF	Year Ended November 30, 2025		November 1, 2024 to November 30, 2024		Year Ended October 31, 2024
Distributions paid from:
Ordinary income	$5,535,810		$378,246		$5,048,765

Total taxable distributions paid	$5,535,810		$378,246		$5,048,765

AB California Intermediate Municipal ETF	October 1, 2025 to November 30, 2025		Year ended September 30, 2025		Year ended September 30, 2024
Distributions paid from:
Ordinary income	$223,090		$946,728		$1,315,430
Long-term capital gains	– 0	–	– 0	–	– 0	–
Total taxable distributions	223,090		946,728		1,315,430
Tax exempt distributions	2,874,344		29,433,579		27,584,693
Tax return of capital	– 0	–	560,827		– 0	–

Total taxable distributions paid	$3,097,434		$30,941,134		$28,900,123

AB New York Intermediate Municipal ETF	October 1, 2025 to November 30, 2025		Year ended September 30, 2025		Year ended September 30, 2024
Distributions paid from:
Ordinary income	$124,863		$964,191		$1,837,686
Long-term capital gains	– 0	–	– 0	–	– 0	–
Total taxable distributions	124,863		964,191		1,837,686
Tax exempt distributions	3,489,666		34,219,646		33,907,609

Total distributions paid	$3,614,529		$35,183,837		$35,745,295

446 AB Active ETFs, Inc.	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

AB Core Bond ETF	November 10, 2025 to November 30, 2025	Year ended September 30, 2025			Year ended September 30, 2024
Distributions paid from:
Ordinary income	$3,584,580		$34,541,099			$31,542,428

Total taxable distributions paid	$3,584,580		$34,541,099			$31,542,428

AB Conservative Buffer ETF		2025			2024
Distributions paid from:
Ordinary income		$	– 0	–	$

Total taxable distributions		$	– 0	–	$

AB International Buffer ETF		2025
Distributions paid from:
Ordinary income		$	– 0	–

Total taxable distributions		$	– 0	–

AB Moderate Buffer ETF		2025
Distributions paid from:
Ordinary income		$	– 0	–

Total taxable distributions		$	– 0	–

As of November 30, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income			Undistributed Tax-Exempt Income		Undistributed Long-Term Gains			Accumulated Capital and Other Losses(a)	Unrealized Appreciation (Depreciation)(b)	Total Accumulated Earnings (Deficit)(c)
AB Tax-Aware Short Duration Municipal ETF	$	– 0	–	$3,019,925		$	– 0	–	$(1,087,788)	$7,001,592	$8,933,729
AB California Intermediate Municipal ETF		– 0	–	2,622,439			– 0	–	(7,152,669)	(5,098,511)	(9,628,741)
AB New York Intermediate Municipal ETF		– 0	–	2,201,084			– 0	–	(28,020,699)	(8,792,504)	(34,612,119)
AB Core Bond ETF		4,838,427		– 0	–		– 0	–	(89,977,812)	(21,858,970)	(106,998,355)
AB Conservative Buffer ETF		– 0	–	– 0	–		– 0	–	(5,602,266)	3,934,763	(1,667,503)
AB International Buffer ETF		– 0	–	– 0	–		– 0	–	(1,463,980)	405,766	(1,058,214)
AB Moderate Buffer ETF		– 0	–	– 0	–		– 0	–	(2,646,099)	6,647,049	4,000,950
AB Ultra Short Income ETF		5,789,670		– 0	–		– 0	–	(1,205,479)	4,091,079	8,675,270
AB High Yield ETF		1,571,217		– 0	–		– 0	–	(11,787,608)	541,328	(9,675,063)
AB Core Plus Bond ETF		949,258		– 0	–		– 0	–	(47,044,985)	1,960,922	(44,134,805)
AB Corporate Bond ETF		118,488		– 0	–		– 0	–	(59,847)	330,050	388,691
AB Tax-Aware Intermediate Municipal ETF		– 0	–	1,441,626			– 0	–	(520,857)	5,885,687	6,806,456
AB Tax-Aware Long Municipal ETF		– 0	–	154,005			– 0	–	(438,478)	403,006	118,533
AB Short Duration High Yield ETF		3,262,036		– 0	–		– 0	–	(29,096,648)	574,325	(25,260,287)
AB Short Duration Income ETF		584,485		– 0	–		– 0	–	(5,691,593)	919,213	4,187,895

ABFunds.com	AB Active ETFs, Inc. 447

NOTES TO FINANCIAL STATEMENTS (continued)

(a)

Fund
AB Tax-Aware Short Duration Municipal ETF	As of November 30, 2025, the Fund had a net capital loss carryforward of $1,087,788.
AB Ultra Short Income ETF	As of November 30, 2025, the Fund had a net capital loss carryforward of $1,205,479.
AB High Yield ETF	As of November 30, 2025, the Fund had a net capital loss carryforward of $11,787,608. During the fiscal year, the Fund utilized $2,018,308 of capital loss carry forwards to offset current year net realized gains.
AB Core Plus Bond ETF	As of November 30, 2025, the Fund had a net capital loss carryforward of $46,613,314. As of November 30, 2025, the cumulative deferred loss on straddles was $431,671.
AB Corporate Bond ETF	As of November 30, 2025, the Fund had a net capital loss carryforward of $59,847.
AB Tax-Aware Intermediate Municipal ETF	As of November 30, 2025, the Fund had a net capital loss carryforward of $520,857.
AB Tax-Aware Long Municipal ETF	As of November 30, 2025, the Fund had a net capital loss carryforward of $438,478.
AB Short Duration High Yield ETF	As of November 30, 2025, the Fund had a net capital loss carryforward of $29,096,648. During the fiscal year, the Fund utilized $1,979,606 of capital loss carry forwards to offset current year net realized gains.
AB Short Duration Income ETF	As of November 30, 2025, the Fund had a net capital loss carryforward of $5,595,448. During the fiscal year, the Fund utilized $875,590 of capital loss carry forwards to offset current year net realized gains. As of November 30, 2025, the cumulative deferred loss on straddles was $96,145.
AB California Intermediate Municipal ETF

As of November 30, 2025, the Fund had a net capital loss carryforward of $7,152,669. During the fiscal year, the Fund utilized $1,277,548 of capital loss carry forwards to offset current year net realized gains.

AB New York Intermediate Municipal ETF

As of November 30, 2025, the Fund had a net capital loss carryforward of $28,020,699. During the fiscal year, the Fund utilized $624,906 of capital loss carry forwards to offset current year net realized gains.

AB Core Bond ETF	As of November 30, 2025, the Fund had a net capital loss carryforward of $89,865,748. During the fiscal year, the Fund utilized $994,845 of capital loss carry forwards to offset current year net realized gains. As of November 30, 2025, the cumulative deferred loss on straddles was $112,064.
AB Conservative Buffer ETF	As of November 30, 2025, the Fund had a net capital loss carryforward of $5,602,266. During the fiscal year, the Fund utilized $49,336,601 of capital loss carry forwards to offset current year net realized gains.
AB International Buffer ETF	As of November 30, 2025, the Fund had a net capital loss carryforward of $1,206,575 and the Fund had a qualified late-year ordinary loss deferral of $257,405.
AB Moderate Buffer ETF	As of November 30, 2025, the Fund had a net capital loss carryforward of $2,646,099.

448 AB Active ETFs, Inc.	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

(b)

Fund
AB Tax-Aware Short Duration Municipal ETF	The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax treatment of swaps.
AB Ultra Short Income ETF	The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains (losses) on certain derivative instruments and the tax treatment of callable bonds.
AB High Yield ETF	The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains/losses on certain derivative instruments, the tax treatment of callable bonds, the tax treatment of swaps, the tax deferral of losses on wash sales, and the tax treatment of partnership investments.
AB Core Plus Bond ETF	The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains/losses on certain derivative instruments, the tax treatment of callable bonds, and the tax deferral of losses on wash sales.
AB Corporate Bond ETF	The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains (losses) on certain derivative instruments, the tax treatment of callable bonds, and the tax deferral of losses on wash sales.
AB Tax-Aware Intermediate Municipal ETF	The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax treatment of swaps and the tax treatment of bond restructuring.
AB Tax-Aware Long Municipal ETF	The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax treatment of swaps and the tax treatment of bond restructuring.
AB Short Duration High Yield ETF	The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains/losses on certain derivative instruments, the tax treatment of callable bonds, and the tax deferral of losses on wash sales.
AB Short Duration Income ETF	The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains/losses on certain derivative instruments, the tax treatment of callable bonds, the tax treatment of swaps, and the tax deferral of losses on wash sales.
AB California Intermediate Municipal ETF

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains/losses on certain derivative instruments, the tax treatment of callable bonds, the tax treatment of swaps, and the tax deferral of losses on wash sales.

ABFunds.com	AB Active ETFs, Inc. 449

NOTES TO FINANCIAL STATEMENTS (continued)

AB New York Intermediate Municipal ETF

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax treatment of swaps, the tax deferral of losses on wash sales, and the tax treatment of bond restructuring.

AB Core Bond ETF	The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains (losses) on certain derivative instruments, the tax treatment of callable bonds, and the tax deferral of losses on wash sales.

(c)

Fund
AB High Yield ETF	The differences between book-basis and tax-basis components of accumulated earnings (deficit) are attributable primarily to the accrual of foreign capital gains tax and the tax treatment of defaulted securities.
AB Core Plus Bond ETF	The differences between book-basis and tax-basis components of accumulated earnings (deficit) is attributable primarily to the accrual of foreign capital gains tax.
AB Short Duration High Yield ETF	The differences between book-basis and tax-basis components of accumulated earnings (deficit) are attributable primarily to the accrual of foreign capital gains tax and the tax treatment of defaulted securities.
AB Short Duration Income ETF	The differences between book-basis and tax-basis components of accumulated earnings (deficit) are attributable primarily to the accrual of foreign capital gains tax and the tax treatment of defaulted securities.

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses.

As of November 30, 2025, the Portfolios’ most recent tax year end, the Portfolios had net capital loss carryforwards as follows:

Fund	Short-Term Amount	Long-Term Amount
AB Tax-Aware Short Duration Municipal ETF	$1,087,788	$	– 0	–
AB California Intermediate Municipal ETF	7,152,669		– 0	–
AB New York Intermediate Municipal ETF	27,938,209		82,490
AB Core Bond ETF	43,047,223		46,818,525
AB Conservative Buffer ETF	5,602,266		– 0	–
AB International Buffer ETF	1,206,575		– 0	–
AB Moderate Buffer ETF	2,646,099		– 0	–
AB Ultra Short Income ETF	1,205,479		– 0	–
AB High Yield ETF	5,798,731		5,988,877
AB Core Plus Bond ETF	16,905,328		29,707,986
AB Corporate Bond ETF	59,847		– 0	–
AB Tax-Aware Intermediate Municipal ETF	520,857		– 0	–
AB Tax-Aware Long Municipal ETF	241,503		196,975
AB Short Duration High Yield ETF	7,970,082		21,126,566
AB Short Duration Income ETF	1,569,826		4,025,622

450 AB Active ETFs, Inc.	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE H

Reorganization

With respect to AB Core Plus Bond ETF, at meetings held on November 5-7, 2024, the Board, on behalf of the Fund, and the Board of Directors of the Acquired Fund approved the Reorganization providing for the tax-free acquisition by the Fund of the assets and liabilities of the Acquired Fund. The acquisition was completed at the close of business February 7, 2025. Pursuant to the Reorganization, the assets and liabilities of the Acquired Fund’s shares were transferred in exchange for Fund shares, in a tax-free exchange as follows:

Portfolio	Shares outstanding before the Reorganization	Shares outstanding immediately after the Reorganization		Aggregate net assets before the Reorganization		Aggregate net assets immediately after the Reorganization
AB Total Return Bond Portfolio	14,331,948	– 0	–	$132,651,834	+	$	– 0	–
AB Core Plus Bond ETF	1,250,028	5,039,723		43,755,214			176,407,048

+	Includes unrealized appreciation of $1,408,433.

Acquired Portfolio’s Share Class	Shares outstanding before the Conversion	Conversion Ratio	Shares Outstanding Immediately after the Conversion
Advisor Class	14,331,948	0.35164257	5,039,723

The acquisition of the Acquired Fund was completed on February 7, 2025. If the Reorganization had been completed as of the beginning of the annual reporting period, the Acquiring Fund’s pro forma results of the operations for the year ended November 30, 2025 would have been as follows::

Net investment income	$4,351,370
Net realized and unrealized gain on investments	(2,790,155)

Net increase in net assets resulting from operations	$1,561,215

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquiring Fund that have been included in the Acquiring Fund’s Statement of Operations since February 7, 2025.

ABFunds.com	AB Active ETFs, Inc. 451

NOTES TO FINANCIAL STATEMENTS (continued)

With respect to AB Short Duration High Yield ETF, at meetings held on October 31 – November 2, 2023, the Board, on behalf of the Fund, and the Board of Directors of the Acquired Portfolio approved the Conversion providing for the tax-free acquisition by the Fund of the assets and liabilities of the Acquired Portfolio. The acquisition was completed at the close of business June 7, 2024. Pursuant to the Plan, the assets and liabilities of the Acquired Portfolio’s shares were transferred in exchange for Fund shares, in a tax-free exchange as follows:

Portfolio	Shares outstanding before the Conversion		Shares outstanding immediately after the Conversion		Aggregate net assets before the Conversion			Aggregate net assets immediately after the Conversion
Acquired Portfolio*	73,474,038		– 0	–		$675,330,250	+	$	– 0	–
The Fund	– 0	–	19,295,122		$	– 0	–		$675,330,250

*	Represents the accounting survivor.

+	Includes distributions in excess of net investment income of $3,942,798 and unrealized depreciation on investments of $3,405132, with a fair value of $650,158,849 and identified cost of $653,563,981.

With respect to AB Short Duration Income ETF, at meetings held on October 31 – November 2, 2023, the Board, on behalf of the Fund, and the Board of Directors of the Acquired Portfolio approved the Conversion providing for the tax-free acquisition by the Fund of the assets and liabilities of the Acquired Portfolio. The acquisition was completed at the close of business June 7, 2024. Pursuant to the Plan, the assets and liabilities of the Acquired Portfolio’s shares were transferred in exchange for Fund shares, in a tax-free exchange as follows:

Portfolio	Shares outstanding before the Conversion		Shares outstanding immediately after the Conversion		Aggregate net assets before the Conversion			Aggregate net assets immediately after the Conversion
Acquired Portfolio*	11,443,352		– 0	–		$101,095,155	+	$	– 0	–
The Fund	– 0	–	2,888,433		$	– 0	–		$101,095,155

*	Represents the accounting survivor.

+	Includes distributions in excess of net investment income of $331,428 and unrealized depreciation on investments of $209,880, with a fair value of $99,296,404 and identified cost of $99,506,284.

452 AB Active ETFs, Inc.	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

With respect to AB California Intermediate Municipal ETF, at meetings held on May 6 – 8, 2025, the Board, on behalf of the Fund, and the Board of Directors of the Acquired Portfolio approved the Conversion providing for the tax-free acquisition by the Fund of the assets and liabilities of the Acquired Portfolio. The acquisition was completed at the close of business October 3, 2025. Pursuant to the Plan, the assets and liabilities of the Acquired Portfolio’s shares were transferred in exchange for Fund shares, in a tax-free exchange as follows:

Portfolio	Shares outstanding before the Conversion		Shares outstanding immediately after the Conversion		Aggregate net assets before the Conversion			Aggregate net assets immediately after the Conversion
Acquired Portfolio*	77,897,816		– 0	–		$1,086,830,672	+	$	– 0	–
The Fund	– 0	–	43,455,512		$	– 0	–		$1,086,830,672

*	Represents the accounting survivor.

+

Includes distributions in excess of net investment income of $445,802 and unrealized depreciation on investments of $10,343,024, with a fair value of $1,065,337,559 and identified cost of $1,075,680,583.

Acquired Portfolio’s Share Class	Shares outstanding before the Conversion	Conversion Ratio	Shares Outstanding Immediately after the Conversion
Advisor Class	13,172,056	0.55811597	7,351,535
Sanford C. Bernstein Class	64,725,760	0.55779920	36,103,977
Total	77,897,816		43,455,512

With respect to AB New York Intermediate Municipal ETF, at meetings held on May 6 – 8, 2025, the Board, on behalf of the Fund, and the Board of Directors of the Acquired Portfolio approved the Conversion providing for the tax-free acquisition by the Fund of the assets and liabilities of the Acquired Portfolio. The acquisition was completed at the close of business November 7, 2025. Pursuant to the Plan, the assets and liabilities of the Acquired Portfolio’s shares were transferred in exchange for Fund shares, in a tax-free exchange as follows:

Portfolio	Shares outstanding before the Conversion		Shares outstanding immediately after the Conversion		Aggregate net assets before the Conversion			Aggregate net assets immediately after the Conversion
Acquired Portfolio*	95,056,720		– 0	–		$1,287,610,520	+	$	– 0	–
The Fund	– 0	–	51,425,718		$	– 0	–		$1,287,610,520

*	Represents the accounting survivor.

+

Includes distributions in excess of net investment income of $150,524 and unrealized depreciation on investments of $8,558,388, with a fair value of $1,260,803,927 and identified cost of $1,269,362,315.

ABFunds.com	AB Active ETFs, Inc. 453

NOTES TO FINANCIAL STATEMENTS (continued)

Acquired Portfolio’s Share Class	Shares outstanding before the Conversion	Conversion Ratio	Shares Outstanding Immediately after the Conversion
Advisor Class	9,351,572	0.53314408	4,985,735
Sanford C. Bernstein Class	85,705,148	0.54185757	46,439,983
Total	95,056,720		51,425,718

With respect to AB Core Bond ETF, at meetings held on May 6 – 8, 2025, the Board, on behalf of the Fund, and the Board of Directors of the Acquired Portfolio approved the Conversion providing for the tax-free acquisition by the Fund of the assets and liabilities of the Acquired Portfolio. The acquisition was completed at the close of business November 7, 2025. Pursuant to the Plan, the assets and liabilities of the Acquired Portfolio’s shares were transferred in exchange for Fund shares, in a tax-free exchange as follows:

Portfolio	Shares outstanding before the Conversion		Shares outstanding immediately after the Conversion		Aggregate net assets before the Conversion			Aggregate net assets immediately after the Conversion
Acquired Portfolio*	64,921,899		– 0	–		$854,037,950	+	$	– 0	–
The Fund	– 0	–	28,467,970		$	– 0	–		$854,037,950

*	Represents the accounting survivor.

+	Includes distributions in excess of net investment income of $616,256 and unrealized depreciation on investments of $23,738,750, with a fair value of $818,947,577 and identified cost of $842,683,884.

Acquired Portfolio’s Share Class	Shares outstanding before the Conversion	Conversion Ratio	Shares Outstanding Immediately after the Conversion
Advisor Class	64,921,899	0.43849565	28,467,970

For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio were carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

NOTE I

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

454 AB Active ETFs, Inc.	ABFunds.com

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Tax-Aware Short Duration Municipal ETF
Six Months Ended May 31, 2026 (unaudited)	Year Ended November 30,	September 14, 2022(a) to November 30, 2022
2025	2024	2023

Net asset value, beginning of period	$ 25.28	$ 25.21	$ 25.01	$ 24.97	$ 25.00

Income From Investment Operations

Net investment income(b)(c)	.39	.84	.87	.86	.16

Net realized and unrealized gain (loss) on investment transactions	(.06)	.06	.14	(.03)	(.10)

Contributions from Affiliates	– 0	–	.00	(d)	– 0	–	– 0	–	– 0	–

Net increase in net asset value from operations	.33	.90	1.01	.83	.06

Less: Dividends

Dividends from net investment income	(.40)	(.83)	(.81)	(.79)	(.09)

Net asset value, end of period	$ 25.21	$ 25.28	$ 25.21	$ 25.01	$ 24.97

Total Return(e)

Total investment return based on net asset value	1.29%	3.64%	4.14%	3.41%	.22%

Ratios/Supplemental Data.

Net assets, end of period (000’s omitted)	$1,262,990	$1,044,153	$650,594	$290,121	$47,492

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.27	%(f)	.27%	.27%	.27%	.27	%(f)

Expenses, before waivers/reimbursements	.27	%(f)	.27%	.27%	.27%	.27	%(f)

Net investment income(c)	3.14	%(f)	3.37%	3.49%	3.46%	2.99	%(f)

Portfolio turnover rate(g)	11%	35%	29%	25%	11%

See footnote summary on pages 470-473.

ABFunds.com	AB Active ETFs, Inc. 455

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Ultra Short Income ETF
	Six Months Ended May 31, 2026 (unaudited)		Year Ended November 30,			September 14, 2022(a) to November 30, 2022
			2025	2024	2023

Net asset value, beginning of period	$ 50.69		$ 50.63	$ 50.34	$ 49.98	$ 50.00

Income From Investment Operations

Net investment income(b)(c)	.99		2.25	2.66	2.63	.42

Net realized and unrealized gain (loss) on investment transactions	(.23)		.10	.22	.14	(.20)

Net increase (decrease) in net asset value from operations	.76		2.35	2.88	2.77	.22

Less: Dividends

Dividends from net investment income	(1.04)		(2.29)	(2.59)	(2.41)	(.24)

Net asset value, end of period	$ 50.41		$ 50.69	$ 50.63	$ 50.34	$ 49.98

Total Return

Total investment return based on net asset value(e)	1.49%		4.75%	5.87%	5.66%	.46%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,464,360		$1,499,275	$1,143,129	$586,540	$150,002

Ratio to average net assets of:

Expenses, net of waivers/reimbursements‡(h)	.24	%(f)	.24%	.24%	.25%	.25	%(f)

Expenses, before waiver/reimbursements‡(h)	.25	%(f)	.25%	.25%	.25%	.25	%(f)

Net investment income(c)	3.95	%(f)	4.45%	5.28%	5.30%	3.98	%(f)

Portfolio turnover rate(g)	30%		114%	59%	114%	35%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/ unaffiliated underlying
portfolios	.01	%(f)	.01%	.01%	.00%	.00%

See footnote summary on pages 470-473.

456 AB Active ETFs, Inc.	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period(i)

AB High Yield ETF
Six Months Ended May 31, 2026 (unaudited)	Year Ended November 30,	November 1, 2023 to November 30, 2023(j)	Year Ended October 31,	January 1, 2021 to October 31, 2021(j)
2025	2024	2023	2022

Net asset value, beginning of period	$ 37.76	$ 37.34	$ 35.58	$ 34.15	$ 34.62	$ 42.09	$ 41.58

Income From Investment Operations

Net investment income(b)(c)	1.25	2.56	2.53	.21	2.34	1.90	1.60

Net realized and unrealized gain (loss) on investment transactions	(.31)	.31	1.67	1.44	(.32)	(7.09)	.68

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.94	2.87	4.20	1.65	2.02	(5.19)	2.28

Less: Dividends and Distributions

Dividends from net investment income	(1.28)	(2.45)	(2.44)	(.16)	(2.49)	(2.28)	(1.77)
Return of capital	– 0	–	– 0	–	– 0	–	(.06)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(1.28)	(2.45)	(2.44)	(.22)	(2.49)	(2.28)	(1.77)

Net asset value, end of period	$ 37.42	$ 37.76	$ 37.34	$ 35.58	$ 34.15	$ 34.62	$ 42.09

Total Return
Total investment return based on net asset value(e)	2.53%	8.02%	12.21%	4.84%	5.86%	(12.68)%	5.56%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$341,005	$305,466	$175,107	$79,655	$73,899	$67,249	$63,608

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(h)(k)(l)	.40	%(f)	.40%	.40%	.40	%(f)	.50%	.60%	.51	%(f)

Expenses, before waivers/reimbursements(h)(k)(l)	.40	%(f)	.40%	.40%	.40	%(f)	.86%	1.35%	1.74	%(f)

Net investment income(c)	6.71	%(f)	6.90%	6.92%	7.21	%(f)	6.68%	5.00%	4.60	%(f)
Portfolio turnover rate(g)(m)	36%	83%	75%	4%	57%	48%	36%

See footnote summary on pages 470-473.

ABFunds.com	AB Active ETFs, Inc. 457

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Core Plus Bond ETF
	Six Months Ended May 31, 2026 (unaudited)		Year Ended November 30, 2025	December 13, 2023(a) to November 30, 2024

Net asset value, beginning of period	$ 36.01		$ 35.73	$ 35.00

Income From Investment Operations

Net investment income(b)(c)	.80		1.62	1.58

Net realized and unrealized gain on investment transactions	(.72)		.31	.55

Net increase in net asset value from operations	.08		1.93	2.13

Less: Dividends and Distributions

Dividends from net investment income	(.85)		(1.63)	(1.40)

Distributions from net realized gain on investment transactions	– 0	–	(.02)	– 0	–

Total dividends and distributions	(.85)		(1.65)	(1.40)

Net asset value, end of period	$ 35.24		$ 36.01	$ 35.73

Total Return

Total investment return based on net asset value(e)	.27%		5.57%	6.19%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$214,682		$195,913	$55,383

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(h)(k)‡	.29	%(f)	.29%	.32	%(f)

Expenses, before waivers/reimbursements(h)(k)‡	.30	%(f)	.30%	.33	%(f)

Net investment income(c)	4.53	%(f)	4.62%	4.62	%(f)

Portfolio turnover rate(g)	64%		114%	232%

‡ Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolio	.01	%(f)	.01%	.01	%(f)

See footnote summary on pages 470-473.

458 AB Active ETFs, Inc.	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Corporate Bond ETF
Six Months Ended May 31, 2026 (unaudited)	Year Ended November 30, 2025	December 13, 2023(a) to November 30, 2024

Net asset value, beginning of period	$ 36.19	$ 36.22	$ 35.00

Income From Investment Operations

Net investment income(b)(c)	.85	1.77	1.77

Net realized and unrealized gain (loss) on investment transactions	(.76)	.26	1.05

Contributions from Affiliates	– 0	–	– 0	–	.00	(d)

Net increase (decrease) in net asset value from operations	.09	2.03	2.82

Less: Dividends and Distributions

Dividends from net investment income	(.89)	(1.79)	(1.60)

Distributions from net realized gain on investment transactions	– 0	–	(.27)	– 0	–

Total dividends and distributions	(.89)	(2.06)	(1.60)

Net asset value, end of period	$ 35.39	$ 36.19	$ 36.22

Total Return

Total investment return based on net asset value(e)	.26%	5.87%	8.24%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$26,542	$27,142	$25,358

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.30	%(f)	.30%	.30	%(f)

Expenses, before waiver/reimbursements	.30	%(f)	.30%	.30	%(f)

Net investment income(c)	4.77	%(f)	4.98%	5.13	%(f)

Portfolio turnover rate(g)	39%	90%	175%

See footnote summary on pages 470-473.

ABFunds.com	AB Active ETFs, Inc. 459

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Tax-Aware Intermediate Municipal ETF
	Six Months Ended May 31, 2026 (unaudited)		Year Ended November 30, 2025	December 13, 2023(a) to November 30, 2024

Net asset value, beginning of period	$ 25.56		$ 25.69	$ 25.00

Income From Investment Operations

Net investment income(b)(c)	.48		.97	.91

Net realized and unrealized gain (loss) on investment transactions	(.06)		(.22)	.52

Net increase (decrease) in net asset value from operations	.42		.75	1.43

Less: Dividends

Dividends from net investment income	(.47)		(.88)	(.74)

Net asset value, end of period	$ 25.51		$ 25.56	$ 25.69

Total Return

Total investment return based on net asset value(e)	1.68%		3.03%	5.81%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$616,133		$420,508	$92,476

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.28	%(f)	.28%	.28	%(f)

Expenses, before waiver/reimbursements	.28	%(f)	.28%	.28	%(f)

Net investment income(c)	3.78	%(f)	3.89%	3.74	%(f)

Portfolio turnover rate(g)	5%		10%	9%

See footnote summary on pages 470-473.

460 AB Active ETFs, Inc.	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Tax-Aware Long Municipal ETF
Six Months Ended May 31, 2026 (unaudited)	Year Ended November 30, 2025	December 13, 2023(a) to November 30, 2024

Net asset value, beginning of period	$ 25.19	$ 25.67	$ 25.00

Income From Investment Operations

Net investment income(b)(c)	.52	1.04	.95

Net realized and unrealized gain (loss) on investment transactions	(.09)	(.50)	.57

Contributions from Affiliates	– 0	–	– 0	–	.00	(d)

Net increase in net asset value from operations	.43	.54	1.52

Less: Dividends

Dividends from net investment income	(.53)	(1.02)	(.85)

Net asset value, end of period	$ 25.09	$ 25.19	$ 25.67

Total Return

Total investment return based on net asset value(e)	1.79%	2.18%	6.19%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$57,716	$42,820	$29,527

Ratio to average net assets of:

Expenses, net of waivers/reimbursements‡(h)	.27	%(f)	.28%	.28	%(f)

Expenses, before waivers/reimbursements‡(h)	.28	%(f)	.28%	.28	%(f)

Net investment income(c)	4.23	%(f)	4.22%	3.90	%(f)

Portfolio turnover rate(g)	26%	50%	12%

‡ Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated
underlying portfolio	.01	%(f)	.00%	.00%

See footnote summary on pages 470-473.

ABFunds.com	AB Active ETFs, Inc. 461

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period(n)

AB Short Duration High Yield ETF
Six Months Ended May 31, 2026 (unaudited)	Year Ended November 30, 2025	October 1, 2024(o) to November 30, 2024	Year Ended September 30,
2024	2023	2022	2021

$ 35.96	$ 35.84	$ 35.88	$ 33.81	$ 33.24	$ 39.37	$ 37.81

Net investment income(b)(c)	1.07	2.31	.36	2.27	1.94	1.45	1.49

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.17)	(.03)	(.06)	1.84	1.30	(5.98)	1.71

Contribution from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.90	2.28	.30	4.11	3.24	(4.53)	3.20

Less: Dividends

Dividends from net investment income	(1.07)	(2.16)	(.34)	(2.04)	(2.67)	(1.60)	(1.64)

Net asset value, end of period	$ 35.79	$ 35.96	$ 35.84	$ 35.88	$ 33.81	$ 33.24	$ 39.37

Total Return

Total investment return based on net asset value(d)	2.52%	6.63%	.93%	12.50%	10.04%	(11.78)%	8.52%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$898,967	$837,801	$754,351	$659,122	$484,876	$283,354	$334,801

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements‡(h)	.40	%(f)	.40%	.39	%(f)	.58%	.70%	.70%	.70%

Expenses, before waiver/ reimbursements‡(h)	.40	%(f)	.40%	.40	%(f)	.61%	.78%	.75%	.77%

Net investment income(c)	5.99	%(f)	6.47%	6.12	%(f)	6.51%	5.71%	3.97%	3.77%

Portfolio turnover rate(g)	35%	72%	4%	41%	67%	62%	57%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/ unaffiliated underlying
portfolios	.00%	.00%	.00%	.01%	.00%	.00%	.00%

See footnote summary on pages 470-473.

462 AB Active ETFs, Inc.	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period(p)

	AB Short Duration Income ETF
	Six Months Ended May 31, 2026 (unaudited)		Year Ended November 30, 2025		November 1, 2024 to November 30, 2024(q)		Year Ended October 31,
							2024		2023		2022	2021

Net asset value, beginning of period	$ 35.94		$ 35.57		$ 35.51		$ 34.35		$ 34.43		$ 39.18	$ 39.42

Income From Investment Operations

Net investment income(b)(c)	.78		1.69	(r)	.15		1.84		1.51		.79	.99

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.30)		.42		.06		1.04		.27		(4.15)	– 0	–

Contribution from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	.00 (d)	– 0	–

Net increase (decrease) in net asset value from operations	.48		2.11		.21		2.88		1.78		(3.36)	.99

Less: Dividends and Distributions

Dividends from net investment income	(.81)		(1.74)		(.15)		(1.72)		(1.86)		(.95)	(1.23)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.44)	– 0	–

Total dividends and distributions	(.81)		(1.74)		(.15)		(1.72)		(1.86)		(1.39)	(1.23)

Net asset value, end of period	$ 35.61		$ 35.94		$ 35.57		$ 35.51		$ 34.35		$ 34.43	$ 39.18

Total Return

Total investment return based on net asset value(e)	1.37%		6.11	%(r)	.59%		8.52%		5.22%		(8.76)%	2.48%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$174,087		$145,143		$88,503		$88,363		$105,618		$64,972	$56,593

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(k)	.30	%(f)	.30%		.30	%(f)	.39%		.71%		.77%	.47%

Expenses, before waiver/ reimbursements(k)	.30	%(f)	.30%		.30	%(f)	.70%		1.26%		1.48%	1.18%

Net investment income(c)	4.39	%(f)	4.75	%(r)	5.14	%(f)	5.23%		4.29%		2.17%	2.52%

Portfolio turnover rate(g)(s)	42%		73%		1%		116%		185%		60%	163%

See footnote summary on pages 470-473.

ABFunds.com	AB Active ETFs, Inc. 463

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period(t)

AB California Intermediate Municipal ETF
Six Months Ended May 31, 2026 (unaudited)	October 1, 2025 to November 30, 2025(o)	Year Ended September 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 25.18	$ 24.98	$ 25.16	$ 23.94	$ 23.79	$ 26.16	$ 26.02

Income From Investment Operations

Net investment income(b)	.40	.13	.73	(r)	.72	.61	.47	.45

Net realized and unrealized gain (loss) on investment transactions	(.05)	.14	(.16)	1.22	.19	(2.39)	.14

Net increase (decrease) in net asset value from operations	.35	.27	.57	1.94	.80	(1.92)	.59

Less: Dividends and Distributions

Dividends from net investment income	(.44)	(.07)	(.73)	(.72)	(.65)	(.45)	(.45)

Return of Capital	– 0	–	– 0	–	(.02)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.44)	(.07)	(.75)	(.72)	(.65)	(.45)	(.45)

Net asset value, end of period	$ 25.09	$ 25.18	$ 24.98	$ 25.16	$ 23.94	$ 23.79	$ 26.16

Total Return

Total investment return based on net asset value(e)	1.38%	1.00%	2.34	%(r)	8.19%	3.28%	(7.40)%	2.28%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,165,621	$1,098,153	$183,794	$120,177	$107,640	$102,466	$82,692

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(k)	.27	%(f)	.28	%(f)	.50%	.50%	.51%	.48%	.48%

Expenses, before waiver/ reimbursements(k)	.27	%(f)	.28	%(f)	.50%	.50%	.51%	.48%	.48%

Net investment income	3.23	%(f)	3.18	%(f)	3.01	%(r)	2.88%	2.50%	1.86%	1.71%

Portfolio turnover rate(g)	12%	2%	26%	39%	31%	23%	27%

See footnote summary on pages 470-473.

464 AB Active ETFs, Inc.	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period(u)

AB New York Intermediate Municipal ETF
Six Months Ended May 31, 2026 (unaudited)	October 1, 2025 to November 30, 2025(o)	Year Ended September 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 25.04	$ 24.89	$ 25.09	$ 23.91	$ 23.78	$ 26.29	$ 25.91

Income From Investment Operations

Net investment income(b)	.38	.12	.70	(r)	.68	(c)	.59	.50	.50

Net realized and unrealized gain (loss) on investment transactions	.01	.10	(.20)	1.16	.13	(2.51)	.38

Contributions from affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.39	.22	.50	1.84	.72	(2.01)	.88

Less: Dividends

Dividends from net investment income	(.37)	(.07)	(.70)	(.66)	(.59)	(.50)	(.50)

Net asset value, end of period	$ 25.06	$ 25.04	$ 24.89	$ 25.09	$ 23.91	$ 23.78	$ 26.29

Total Return

Total investment return based on net asset value(e)	1.57%	.96%	2.03	%(r)	7.81%	3.04%	(7.77)%	3.44%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,303,846	$1,292,950	$56,875	$53,919	$62,682	$61,511	$67,388

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(k)	.27	%(f)	.30	%(f)	.50%	.49%	.51%	.48%	.48%

Expenses, before waiver/ reimbursements(k)	.27	%(f)	.30	%(f)	.50%	.50%	.51%	.48%	.48%

Net investment income	3.04	%(f)	3.06	%(f)	2.82	%(r)	2.74	%(c)	2.40%	1.96%	1.91%

Portfolio turnover rate(g)	10%	1%	28%	33%	20%	14%	18%

See footnote summary on pages 470-473.

ABFunds.com	AB Active ETFs, Inc. 465

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period(v)

AB Core Bond ETF
Six Months Ended May 31, 2026 (unaudited)	October 1, 2025 to November 30, 2025(o)	Year Ended September 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 30.16	$ 29.94	$ 30.38	$ 28.07	$ 29.01	$ 35.35	$ 36.58

Income From Investment Operations

Net investment income(b)(c)	.58	.21	1.28	1.28	1.07	.59	.68

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.61)	.14	(.47)	2.31	(.94)	(5.81)	(.66)

Net increase (decrease) in net asset value from operations	(.03)	.35	.81	3.59	.13	(5.22)	.02

Less: Dividends and Distributions

Dividends from net investment income	(.61)	(.13)	(1.25)	(1.28)	(1.07)	(.62)	(.75)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.50)	(.50)

Total dividends and distributions	(.61)	(.13)	(1.25)	(1.28)	(1.07)	(1.12)	(1.25)

Net asset value, end of period	$ 29.52	$ 30.16	$ 29.94	$ 30.38	$ 28.07	$ 29.01	$ 35.35

Total Return

Total investment return based on net asset value(e)	(.07)%	.52%	2.84%	13.01%	.45%	(15.13)%	.02%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,055,946	$876,552	$853,629	$770,782	$65,746	$708,490	$1,016,985

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(h)	.28	%(f)	.38	%(f)	.44%	.45%	.45%	.45%	.45%

Expenses, before waiver/ reimbursements(h)	.28	%(f)	.46	%(f)	.52%	.52%	.54%	.51%	.52%

Net investment income(c)	3.89	%(f)	4.14	%(f)	4.34%	4.36%	3.63%	1.85%	1.92%

Portfolio turnover rate(g)(s)	106%	33%	180%	206%	169%	129%	118%

See footnote summary on pages 470-473.

466 AB Active ETFs, Inc.	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Conservative Buffer ETF
	Six Months Ended May 31, 2026 (unaudited)		Year Ended November 30, 2025		December 13, 2023(a) to November 30, 2024

Net asset value, beginning of period	$ 41.12		$ 39.31		$ 35.00

Income From Investment Operations

Net investment loss(b)(c)	(.14)		(.26)		(.24)

Net realized and unrealized gain (loss) on investment transactions	1.51		2.07		4.55

Net increase (decrease) in net asset value from operations	1.37		1.81		4.31

Less: Dividends
Net asset value, end of period	$ 42.49		$ 41.12		$ 39.31

Total Return

Total investment return based on net asset value(e)	3.33%		4.62%		12.31%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,060,151		$976,687		$696,739

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.69	%(f)	.69%		.69	%(f)

Expenses, before waiver/reimbursements	.69	%(f)	.69%		.69	%(f)

Net investment loss(c)	(.67	)%(f)	(.67)%		(.66	)%(f)

Portfolio turnover rate(g)	– 0	– %	– 0	– %	– 0	– %

See footnote summary on pages 470-473.

ABFunds.com	AB Active ETFs, Inc. 467

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB International Buffer ETF
	Six Months Ended May 31, 2026 (unaudited)		December 9, 2024(a) to November 30, 2025

Net asset value, beginning of period	$ 39.41		$ 35.00

Income From Investment Operations

Net investment loss(b)(c)	(.14)		(.24)

Net realized and unrealized gain (loss) on investment transactions	2.79		4.65

Net increase (decrease) in net asset value from operations	2.65		4.41

Net asset value, end of period	$ 42.06		$ 39.41

Total Return

Total investment return based on net asset value(e)	6.73%		12.61%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$128,297		$73,900

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.69%		.69%

Expenses, before waiver/reimbursements	.69%		.69%

Net investment loss(c)	(.67)%		(.67)%

Portfolio turnover rate(g)	– 0	– %	– 0	– %

See footnote summary on pages 470-473.

468 AB Active ETFs, Inc.	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Moderate Buffer ETF
	Six Months Ended May 31, 2026 (unaudited)		December 9, 2024(a) to November 30, 2025

Net asset value, beginning of period	$ 38.84		$ 35.00

Income From Investment Operations

Net investment loss(b)(c)	(.13)		(.24)

Net realized and unrealized gain (loss) on investment transactions	1.79		4.08

Net increase (decrease) in net asset value from operations	1.66		3.84

Net asset value, end of period	$ 40.50		$ 38.84

Total Return

Total investment return based on net asset value(e)	4.29%		10.96%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$416,181		$268,945

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	.69%		.69%

Expenses, before waiver/reimbursements(e)	.69%		.69%

Net investment loss(c)	(.67)%		(.67)%

Portfolio turnover rate(g)	– 0	– %	– 0	– %

See footnote summary on pages 470-473.

ABFunds.com	AB Active ETFs, Inc. 469

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Net of expenses waived/reimbursed by the Adviser.

(d)	Amount is less than $.005.

(e)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(f)	Annualized.

(g)	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

(h)

In connection with the Fund investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund pro rata share of certain acquired fund fees and expenses, such waiver:

AB Ultra Short Income ETF
	Six Months Ended May 31, 2026 (unaudited)		Year Ended November 30, 2025	Year Ended November 30, 2024
Acquired Fund fees	.01	%(f)	.01%	.01%

AB High Yield ETF
	Year Ended October 31, 2023
Acquired Fund fees	.01%

AB Core Plus Bond ETF
	Six Months Ended May 31, 2026 (unaudited)		Year Ended November 30, 2025	Year Ended November 30, 2024
Acquired Fund fees	.01	%(f)	.01%	.01%

AB Tax-Aware Long Municipal ETF
	Six Months Ended May 31, 2026 (unaudited)
Acquired Fund fees	.01	%(f)

470 AB Active ETFs, Inc.	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Short Duration High Yield ETF
	Period Ended November 30, 2024		Year Ended September 30, 2024
Acquired Fund fees	.01	%(f)	.01%

AB Core Bond ETF
	Year Ended September 30, 2025
Acquired Fund fees	.01%

(i)

After the close of business on May 12, 2023, AB High Yield Portfolio (the “Acquired Portfolio”) was converted into AB High Yield ETF. The performance and financial history of the Acquired Portfolio’s Advisor Class Shares have been adopted by the Fund and will be used going forward. As a result, the Financial Highlight information includes that of the Acquired Portfolio’s Advisor Class Shares and has been adjusted retroactively for the periods from November 1, 2018 through the Reorganization.

(j)

The Acquired Portfolio had a fiscal year end of October 31. The Fund has a fiscal year end of November 30 and The Acquired Portfolio changed its fiscal year end from December 31 to October 31, respectively in years 2023 and 2021.

(k)	The expense ratios presented below exclude interest/bank overdraft expense:

AB High Yield ETF

	Six Months Ended May 31, 2026 (unaudited)		Year Ended November 30,		November 1, 2023 to November 30, 2023(b)		Year Ended October 31,		January 1, 2021 to October 31, 2021(c)
			2025	2024			2023	2022
Net of waivers/reimbursements	.40	%(f)	.40%	.40%	.40	%(f)	.50%	.60%	.51	%(f)
Before waivers/reimbursements	.40	%(f)	.40%	.40%	.40	%(f)	.86%	1.35%	1.74	%(f)

AB Core Plus Bond ETF

	Six Months Ended May 31, 2026 (unaudited)		Year Ended November 30, 2025	December 13, 2023(a) November 30, 2024
Net of waivers/reimbursements	.29	%(f)	.29%	.32	%(f)
Before waivers/reimbursements	.30	%(f)	.30%	.33	%(f)

AB Short Duration Income ETF

	Six Months Ended May 31, 2026 (unaudited)		Year Ended November 30, 2025	November 1, 2024 to November 30, 2024(b)		Year Ended October 31,
						2024	2023	2022	2021
Net of waivers/reimbursements	.30	%(f)	.30%	.30	%(f)	.39%	.45%	.45%	.45%
Before waivers/reimbursements	.30	%(f)	.30%	.30	%(f)	.70%	1.00%	1.16%	1.16%

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB California Intermediate Municipal ETF

	Six Months Ended May 31, 2026 (unaudited)		October 1, 2025 to November 30, 2025		Year Ended September 30,
					2025	2024	2023	2022	2021
Net of waivers/reimbursements	.27	%(f)	.28	%(f)	.49%	.50%	.51%	.48%	.48%
Before waivers/reimbursements	.27	%(f)	.28	%(f)	.49%	.50%	.51%	.48%	.48%

AB New York Intermediate Municipal ETF

	Six Months Ended May 31, 2026 (unaudited)		October 1, 2025 to November 30, 2025		Year Ended September 30,
					2025	2024	2023	2022	2021
Net of waivers/reimbursements	.27	%(f)	.30	%(f)	.49%	.49%	.51%	.48%	.48%
Before waivers/reimbursements	.27	%(f)	.30	%(f)	.49%	.50%	.51%	.48%	.48%

(l)

The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

(m)	Portfolio turnover is calculated for the Fund as a whole for the full fiscal year or period, as applicable, and is not annualized.

(n)

After the close of business on June 7, 2024, AB Short Duration High Yield Portfolio (the “Acquired Portfolio”) was converted into AB Short Duration High Yield ETF. The performance and financial history of the Acquired Portfolio’s Advisor Class Shares have been adopted by the Fund and will be used going forward. As a result, the Financial Highlight information includes that of the Acquired Portfolio’s Advisor Class Shares and has been adjusted retroactively for the periods from September 30, 2020 through the Reorganization.

(o)	The Acquired Portfolio had a fiscal year end of September 30. The Fund has a fiscal year end of November 30.

(p)

After the close of business on June 7, 2024, AB Short Duration Income Portfolio (the “Acquired Portfolio”) was converted into AB Short Duration Income ETF. The performance and financial history of the Acquired Portfolio’s Advisor Class Shares have been adopted by the Fund and will be used going forward. As a result, the Financial Highlight information includes that of the Acquired Portfolio’s Advisor Class Shares and has been adjusted retroactively for the periods from October 31, 2020 through the Reorganization.

(q)	The Acquired Portfolio had a fiscal year end of October 31. The Fund has a fiscal year end of November 30.

472 AB Active ETFs, Inc.	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(r)

During the year ended November 30, 2025, the Adviser reimbursed the Fund for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses. The impact of the reimbursement to the financial highlights is as follows:

AB Short Duration Income ETF
	Net Investment Income Per Share		Net Investment Income Ratio		Total Return
Class A	$.00	(d)	.00	%(w)	.00	%(w)
Class C	$.00	(d)	.00	%(w)	.00	%(w)
Advisor Class	$.00	(d)	.00	%(w)	.00	%(w)

AB California Intermediate Municipal ETF
	Net Investment Income Per Share		Net Investment Income Ratio		Total Return
Adviser Class	$.00	(d)	.00	%(w)	.00	%(w)

AB New York Intermediate Municipal ETF
	Net Investment Income Per Share		Net Investment Income Ratio		Total Return
Adviser Class	$.00	(d)	.01%		.01%

(s)	The Fund accounts for dollar roll transactions as purchases and sales.

(t)

After the close of business on October 3, 2025, California Municipal Portfolio (the “Acquired Portfolio”) was converted into AB California Intermediate Municipal ETF. The performance and financial history of the Acquired Portfolio’s Advisor Class Shares have been adopted by the Fund and will be used going forward. As a result, the Financial Highlight information includes that of the Acquired Portfolio’s Advisor Class Shares and has been adjusted retroactively for the periods from September 30, 2021 through the Reorganization.

(u)

After the close of business on November 7, 2025, New York Municipal Portfolio (the “Acquired Portfolio”) was converted into AB New York Intermediate Municipal ETF. The performance and financial history of the Acquired Portfolio’s Advisor Class Shares have been adopted by the Fund and will be used going forward. As a result, the Financial Highlight information includes that of the Acquired Portfolio’s Advisor Class Shares and has been adjusted retroactively for the periods from September 30, 2021 through the Reorganization.

(v)

After the close of business on November 7, 2025, Bernstein Intermediate Duration Institutional Portfolio (the “Acquired Portfolio”) was converted into AB Core Bond ETF. The performance and financial history of the Acquired Portfolio’s Advisor Class Shares have been adopted by the Fund and will be used going forward. As a result, the Financial Highlight information includes that of the Acquired Portfolio’s Advisor Class Shares and has been adjusted retroactively for the periods from September 30, 2021 through the reorganization.

(w)	Less than .005%.

See notes to financial statements.

ABFunds.com	AB Active ETFs, Inc. 473

Information Regarding the Review and Approval of the Fund’s Proposed New Advisory Agreement and Interim Advisory Agreement in the Context of a Potential Assignment

As described in more detail in the Proxy Statement for the AB Funds dated June 23, 2026, the Boards of the AB Funds, at a meeting held in-person on May 5-7, 2026, approved new advisory agreements with the Adviser (the “Proposed Agreements”) for the AB Funds, including AB Active ETFs, Inc. in respect of AB California Intermediate Municipal ETF (the “Fund”), in connection with an Agreement and Plan of Merger (the “Merger Agreement”) by and among Equitable Holdings, Inc. (“Equitable”) (the holder of a majority of the partnership interests in the Adviser and the indirect parent of AllianceBernstein Corporation, the general partner of the Adviser), Corebridge Financial, Inc. (“Corebridge”), and various Corebridge subsidiaries, pursuant to which Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly formed company. Because Equitable controls the Adviser, the Merger may result in an “assignment” (within the meaning of section 2(a)(4) of the Investment Company Act) of the current advisory agreements for the AB Funds, including the Fund’s current Advisory Agreement, resulting in the automatic termination of such advisory agreements.

At the same meeting, the AB Boards also considered and approved interim advisory agreements with the Adviser (the “Interim Advisory Agreements”) for the AB Funds, including the Fund, to be effective only in the event that stockholder approval of a Proposed Agreement had not been obtained as of the date of the Merger resulting in an “assignment” of the Adviser’s current advisory agreements and their automatic termination.

A discussion regarding the basis for the Boards’ approvals at the meeting held on May 5-7, 2026, is set forth below.

At a meeting of the Boards held in-person on May 5-7, 2026, the Adviser presented its recommendation that the Boards consider and approve the Proposed Agreements. The Current Agreements provide for automatic termination in the event of an assignment, and the closing of the transaction contemplated by the Merger Agreement may result in an assignment. The Proposed Agreements are being considered to take effect upon the closing, subject to stockholder approval. In connection with their approval of the Proposed Agreements, the Boards considered their conclusions in connection with their most recent approvals of the Current Agreements, in particular in cases where the last approval of a Current Agreement was relatively recent, including the Boards’ general satisfaction with the nature and quality of services being provided and, as applicable, in the case of certain Funds, actions taken or to be taken in an effort to improve investment performance or reduce expense ratios. Also in connection with their approval of the Proposed Agreements, the Boards considered a representation made to them at that time by the Adviser that there were no additional developments not already disclosed to the Boards since their most recent approvals of the Current Agreements that would be a material consideration to the Boards in

474 AB Active ETFs, Inc.	ABFunds.com

connection with their consideration of the Proposed Agreements, except for matters disclosed to the Boards by the Adviser. The Directors considered the fact that each Proposed Agreement would have corresponding terms and conditions identical to those of the corresponding Current Agreement with the exception of the effective date and initial term under the Proposed Agreement.

The Directors considered their knowledge of the nature and quality of the services provided by the Adviser to each Fund gained from their experience as directors or trustees of registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the Directors and its responsiveness, frankness and attention to concerns raised by the Directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Funds. The Directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of each Fund.

The Directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the Directors evaluated, among other things, the reasonableness of the management fees of the Funds they oversee. The Directors did not identify any particular information that was all-important or controlling, and different Directors may have attributed different weights to the various factors. The Directors determined that the selection of the Adviser to manage the Funds, and the overall arrangements between the Funds and the Adviser, as provided in the Proposed Agreements, including the management fees, were fair and reasonable in light of the services performed under the Current Agreements and to be performed under the Proposed Agreements, expenses incurred and to be incurred and such other matters as the Directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the Directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The Directors considered the scope and quality of services to be provided by the Adviser under the Proposed Agreements, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Funds. They also considered the information that had been provided to them by the Adviser concerning the anticipated implementation of the Merger Agreement and the Adviser’s representation that it did not anticipate that such implementation would affect the management or structure of the Adviser, have a material adverse effect on the Adviser, or adversely affect the quality of the services provided to the Funds by the Adviser and its affiliates. The Directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the Directors’ consideration. They also noted the professional experience and qualifications of each Fund’s

ABFunds.com	AB Active ETFs, Inc. 475

portfolio management team and other senior personnel of the Adviser. The Directors also considered that certain Proposed Agreements, similar to the corresponding Current Agreements, provide that the Funds will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Funds by employees of the Adviser or its affiliates, and that the Adviser receives similar reimbursements from AMMAF pursuant to a separate Administrative Reimbursement Agreement. Requests for these reimbursements are made on a quarterly basis and subject to approval by the Directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Funds to the Adviser than the fee rate stated in the Proposed Agreements. The Directors noted that the Adviser did not request any reimbursements from certain Funds in the Funds’ latest fiscal year reviewed and that, in the case of the AB ETFs, the Adviser does not expect to request such reimbursements. The Directors noted that the methodology to be used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the Directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Funds’ other service providers, also was considered. The Directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to each Fund under the Proposed Agreement for the Fund.

Costs of Services to be Provided and Profitability

The Directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2024 and 2025, as applicable, that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the Directors. The Directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The Directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with a Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund, as applicable. The Directors recognized that it is difficult to make comparisons of the profitability of the Proposed Agreements with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The Directors focused on the profitability of the Adviser’s relationship with each Fund before taxes and distribution expenses, as applicable. The Directors noted that certain Funds were not profitable to the Adviser in one or more periods reviewed. The Directors concluded that the Adviser’s level of profitability from its relationship with the other Funds was not unreasonable. The Directors were unable to consider historical information about the profitability of certain Funds that had recently commenced operations and for which historical profitability information was not available. The Adviser agreed to provide the Directors with profitability information in connection with future proposed continuances of the Proposed Agreements.

476 AB Active ETFs, Inc.	ABFunds.com

Fall-Out Benefits

The Directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the money market fund or other underlying funds advised by the Adviser in which the Funds invests, as applicable, including, but not limited to, as applicable, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients) in the case of certain Funds; 12b-1 fees and sales charges received by the principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the shares of most of the Funds; brokerage commissions paid by certain Funds to brokers affiliated with the Adviser; and transfer agency fees paid by most of the Funds to a wholly owned subsidiary of the Adviser. The Directors recognized that the Adviser’s profitability would be somewhat lower, and that a Fund’s unprofitability to the Adviser would be exacerbated, without these benefits. The Directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the Directors in connection with the Board meeting at which the Proposed Agreements were approved, the Directors receive detailed performance information for the Funds at each regular Board meeting during the year.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ underperformance in certain periods. The Directors also reviewed updated performance information and, in some cases, discussed with the Adviser the reasons for changes in performance or continued underperformance. On the basis of this review, the Directors determined to continue to monitor the performance of certain Funds closely and concluded that the investment performance of each other Fund was acceptable.

Management Fees and Other Expenses

The Directors considered the management fee rate payable by each Fund to the Adviser and information prepared by an independent service provider (the “15(c) provider”) concerning management fee rates payable by other funds or exchange-traded funds (“ETFs”), as applicable, in the same category as the Fund or the AB ETFs, as applicable. In the case of the AB ETFs, the Directors noted that the management fee is a unitary fee and that the Adviser pays all expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The Directors recognized that it is difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds or ETFs. The Directors also considered the Adviser’s fee waivers for certain Funds. The Directors compared each Fund’s contractual management fee rate with a peer group median, and where applicable, took into account the impact on the management fee rate of

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the administrative expense reimbursement paid to the Adviser in the latest fiscal year. In the case of the ACS Funds, the Directors noted that the management fee rate is zero but also were cognizant that the Adviser is indirectly compensated by the wrap fee program sponsors that use the ACS Funds as an investment vehicle for their clients.

The Directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of each Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Funds’ Senior Vice President and noted the differences between a Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other, as applicable. The Directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the Directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The Adviser also informed the Directors that, in the case of certain Funds, there were no institutional accounts managed by the Adviser that utilize investment strategies similar to those of the Funds.

In the case of the AB ETFs, the Directors noted that the unitary fees for those Funds cover additional services provided by third parties and thus are not directly comparable to the Adviser’s institutional fee schedules and the schedules of fees for most other funds advised by the Adviser. The Adviser reviewed with the Directors the significantly greater scope of the services it provides to each Fund relative to institutional, offshore fund and sub-advised fund clients, as applicable. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, each Fund, as applicable, (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows (in the case of open-end Funds) and, in the case of the AB ETFs, demands considerably more managerial and administrative resources due to the potential for frequent creations and redemptions of shares; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Funds, and the different risk profile, the Directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

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In connection with their review of each Fund’s management fee, the Directors also considered the total expense ratio of the Fund in comparison to the medians for a peer group and a peer universe of funds or ETFs, as applicable, selected by the 15(c) provider. The Directors also considered the Adviser’s expense caps for certain Funds. The Directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to a Fund by others, and in most cases, the Adviser is responsible for paying such services under its unitary fee arrangement with the AB ETFs.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ expense ratios in certain periods. On the basis of this review, the Directors concluded that each Fund’s expense ratio was acceptable.

The Directors did not consider comparative expense information for the ACS Funds because those Funds do not bear ordinary expenses.

Economies of Scale

The Directors noted that the management fee schedules for certain Funds do not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The Directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The Directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Board meeting. The Directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The Directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The Directors observed that in the mutual fund industry as a whole, as well as among funds or ETFs, as applicable, similar to each Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The Directors also noted that the advisory agreements for many funds and ETFs do not have breakpoints at all. The Directors informed the Adviser that they would monitor the asset levels of the Funds without breakpoints and their profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warrant doing so.

The Directors did not consider the extent to which fee levels in the Advisory Agreement for the ACS Funds reflect economies of scale because that Advisory Agreement does not provide for any compensation to be paid to the Adviser by the ACS Funds and the expense ratio of each of those Funds is zero.

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Interim Advisory Agreements

In approving the Interim Advisory Agreements, the Boards, with the assistance of independent counsel, considered similar factors to those considered in approving the Proposed Agreements. The Interim Advisory Agreements approved by the Boards are identical to the Proposed Agreements, as well as the Current Agreements, in all material respects except for their proposed effective and termination dates and provisions intended to comply with the requirements of the relevant SEC rule, such as provisions requiring escrow of advisory fees. Under an Interim Advisory Agreement, the Adviser would continue to manage a Fund until a new advisory agreement was approved by stockholders or until the end of the 150-day period after termination of the Current Agreement, whichever would occur earlier. All fees earned by the Adviser under an Interim Advisory Agreement would be held in escrow pending shareholder approval of the Proposed Agreement. Upon approval of a new advisory agreement by stockholders, the escrowed management fees would be paid to the Adviser, and the Interim Advisory Agreement would terminate.

Information Regarding the Review and Approval of the Fund’s Current Advisory Agreement

The disinterested directors (the “directors”) of AB Active ETFs, Inc. (the “Company”) unanimously approved the Company’s Advisory Agreement with the Adviser in respect of AB California Intermediate Municipal ETF (the “Fund”) for an initial two-year period at a meeting held in-person on May 6-8, 2025 (the “Meeting”).

Prior to approval of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed approval in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services to be provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, including the other series of the Company that are organized as exchange-traded funds (“ETFs”), their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the AB Funds.

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The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the proposed advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the proposed advisory fee, were fair and reasonable in light of the services to be performed, expenses to be incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services to be Provided

The directors considered the scope and quality of services to be provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the AB Funds. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements will be subject to the directors’ approval on a quarterly basis. The directors noted that the Adviser does not expect to request such reimbursements. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement.

Costs of Services to be Provided and Profitability

Because the Fund had not yet commenced operations, the directors were unable to consider historical information about the profitability of the Fund. However, the Adviser agreed to provide the directors with profitability information in connection with future proposed continuances of the Advisory Agreement. They also considered the costs to be borne by the Adviser in providing services to the Fund and that the Fund was unlikely to be profitable to the Adviser unless it achieves a material level of net assets.

Fall-Out Benefits

The directors considered the other benefits to the Adviser from its proposed relationship with the Fund. The directors recognized that the Adviser’s future profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

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Investment Results

Since the Fund was newly formed and had not yet commenced operations, no performance or other historical information for the Fund was available. However, it was proposed that the Fund would receive the assets of AB California Municipal Portfolio (the “Acquired Portfolio”), a series of Sanford C. Bernstein Fund, Inc. (a mutual fund), in exchange for shares of the Fund (an exchange traded fund) and the assumption by the Fund of all the liabilities of the Acquired Portfolio. Shareholders of the Acquired Portfolio would receive shares of the Fund in a liquidating distribution of the Acquired Portfolio (the “Conversion”). The Conversion is expected to be consummated on or about October 3, 2025. Based on the Adviser’s written and oral presentations regarding the proposed management of the Fund and their general knowledge and confidence in the Adviser’s expertise in managing mutual funds and ETFs, the directors concluded that they were satisfied that the Adviser was capable of providing high quality Fund management services to the Fund.

Advisory Fees and Other Expenses

The directors considered the proposed advisory fee rate payable by the Fund to the Adviser and information prepared by an independent service provider (the “15(c) service provider”), concerning advisory fee rates payable by other ETFs in the same category as the Fund, based on the Fund’s projected net assets of $1.05 billion (the Acquired Portfolio’s current asset size). The directors noted that the proposed advisory fee is a unitary fee and that the Adviser will pay all expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other ETFs. The directors considered the Fund’s proposed contractual advisory fee rate against a peer group median and noted that it was equal to the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s proposed fee schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also noted that the proposed advisory fee rate for the Fund would be lower than that for the Acquired Portfolio.

The Adviser reviewed with the directors the significantly greater scope of the services it will provide to the Fund relative to institutional clients. In this regard, the Adviser noted, among other things, that, compared to institutional accounts, the Fund (i) demands considerably more managerial and administrative resources due to the potential for frequent creations and redemptions of shares;

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(ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations. The directors noted that the proposed unitary fee for the Fund covers additional services provided by third parties and thus is not directly comparable to the Adviser’s institutional fee schedule and the schedule of fees for most other funds advised by the Adviser.

In connection with their review of the Fund’s proposed advisory fee, the directors also considered the Fund’s projected total expense ratio in comparison to the medians for a group of similar ETFs (“peer group”) and a larger group of similar ETFs (“peer universe”) selected by the 15(c) service provider. The directors view the Fund’s projected expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others and, in most cases, the Adviser will be responsible for paying for such services under its unitary fee arrangement with the Fund. The directors noted that the Fund’s projected expense ratio was lower than the median of a peer group and above the median of a peer universe. Based on their review, the directors concluded that the Fund’s projected expense ratio was acceptable.

Economies of Scale

The directors noted that the proposed advisory fee schedule for the Fund does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among ETFs similar to the Fund, there is no uniformity or pattern in the fees and

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asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many ETFs do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset level and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

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Information Regarding the Review and Approval of the Fund’s Proposed New Advisory Agreement and Interim Advisory Agreement in the Context of a Potential Assignment

As described in more detail in the Proxy Statement for the AB Funds dated June 23, 2026, the Boards of the AB Funds, at a meeting held in-person on May 5-7, 2026, approved new advisory agreements with the Adviser (the “Proposed Agreements”) for the AB Funds, including AB Active ETFs, Inc. in respect of AB Conservative Buffer ETF (the “Fund”), in connection with an Agreement and Plan of Merger (the “Merger Agreement”) by and among Equitable Holdings, Inc. (“Equitable”) (the holder of a majority of the partnership interests in the Adviser and the indirect parent of AllianceBernstein Corporation, the general partner of the Adviser), Corebridge Financial, Inc. (“Corebridge”), and various Corebridge subsidiaries, pursuant to which Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly formed company. Because Equitable controls the Adviser, the Merger may result in an “assignment” (within the meaning of section 2(a)(4) of the Investment Company Act) of the current advisory agreements for the AB Funds, including the Fund’s current Advisory Agreement, resulting in the automatic termination of such advisory agreements.

At the same meeting, the AB Boards also considered and approved interim advisory agreements with the Adviser (the “Interim Advisory Agreements”) for the AB Funds, including the Fund, to be effective only in the event that stockholder approval of a Proposed Agreement had not been obtained as of the date of the Merger resulting in an “assignment” of the Adviser’s current advisory agreements and their automatic termination.

A discussion regarding the basis for the Boards’ approvals at the meeting held on May 5-7, 2026, is set forth below.

At a meeting of the Boards held in-person on May 5-7, 2026, the Adviser presented its recommendation that the Boards consider and approve the Proposed Agreements. The Current Agreements provide for automatic termination in the event of an assignment, and the closing of the transaction contemplated by the Merger Agreement may result in an assignment. The Proposed Agreements are being considered to take effect upon the closing, subject to stockholder approval. In connection with their approval of the Proposed Agreements, the Boards considered their conclusions in connection with their most recent approvals of the Current Agreements, in particular in cases where the last approval of a Current Agreement was relatively recent, including the Boards’ general satisfaction with the nature and quality of services being provided and, as applicable, in the case of certain Funds, actions taken or to be taken in an effort to improve investment performance or reduce expense ratios. Also in connection with their approval of the Proposed Agreements, the Boards considered a representation made to them at that time by the Adviser that there were no additional developments not already disclosed to the Boards since their most recent approvals of the Current Agreements that would be a material consideration to the Boards in

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connection with their consideration of the Proposed Agreements, except for matters disclosed to the Boards by the Adviser. The Directors considered the fact that each Proposed Agreement would have corresponding terms and conditions identical to those of the corresponding Current Agreement with the exception of the effective date and initial term under the Proposed Agreement.

The Directors considered their knowledge of the nature and quality of the services provided by the Adviser to each Fund gained from their experience as directors or trustees of registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the Directors and its responsiveness, frankness and attention to concerns raised by the Directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Funds. The Directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of each Fund.

The Directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the Directors evaluated, among other things, the reasonableness of the management fees of the Funds they oversee. The Directors did not identify any particular information that was all-important or controlling, and different Directors may have attributed different weights to the various factors. The Directors determined that the selection of the Adviser to manage the Funds, and the overall arrangements between the Funds and the Adviser, as provided in the Proposed Agreements, including the management fees, were fair and reasonable in light of the services performed under the Current Agreements and to be performed under the Proposed Agreements, expenses incurred and to be incurred and such other matters as the Directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the Directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The Directors considered the scope and quality of services to be provided by the Adviser under the Proposed Agreements, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Funds. They also considered the information that had been provided to them by the Adviser concerning the anticipated implementation of the Merger Agreement and the Adviser’s representation that it did not anticipate that such implementation would affect the management or structure of the Adviser, have a material adverse effect on the Adviser, or adversely affect the quality of the services provided to the Funds by the Adviser and its affiliates. The Directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the Directors’ consideration. They also noted the professional experience and qualifications of each Fund’s

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portfolio management team and other senior personnel of the Adviser. The Directors also considered that certain Proposed Agreements, similar to the corresponding Current Agreements, provide that the Funds will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Funds by employees of the Adviser or its affiliates, and that the Adviser receives similar reimbursements from AMMAF pursuant to a separate Administrative Reimbursement Agreement. Requests for these reimbursements are made on a quarterly basis and subject to approval by the Directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Funds to the Adviser than the fee rate stated in the Proposed Agreements. The Directors noted that the Adviser did not request any reimbursements from certain Funds in the Funds’ latest fiscal year reviewed and that, in the case of the AB ETFs, the Adviser does not expect to request such reimbursements. The Directors noted that the methodology to be used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the Directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Funds’ other service providers, also was considered. The Directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to each Fund under the Proposed Agreement for the Fund.

Costs of Services to be Provided and Profitability

The Directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2024 and 2025, as applicable, that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the Directors. The Directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The Directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with a Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund, as applicable. The Directors recognized that it is difficult to make comparisons of the profitability of the Proposed Agreements with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The Directors focused on the profitability of the Adviser’s relationship with each Fund before taxes and distribution expenses, as applicable. The Directors noted that certain Funds were not profitable to the Adviser in one or more periods reviewed. The Directors concluded that the Adviser’s level of profitability from its relationship with the other Funds was not unreasonable. The Directors were unable to consider historical information about the profitability of certain Funds that had recently commenced operations and for which historical profitability information was not available. The Adviser agreed to provide the Directors with profitability information in connection with future proposed continuances of the Proposed Agreements.

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Fall-Out Benefits

The Directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the money market fund or other underlying funds advised by the Adviser in which the Funds invests, as applicable, including, but not limited to, as applicable, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients) in the case of certain Funds; 12b-1 fees and sales charges received by the principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the shares of most of the Funds; brokerage commissions paid by certain Funds to brokers affiliated with the Adviser; and transfer agency fees paid by most of the Funds to a wholly owned subsidiary of the Adviser. The Directors recognized that the Adviser’s profitability would be somewhat lower, and that a Fund’s unprofitability to the Adviser would be exacerbated, without these benefits. The Directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the Directors in connection with the Board meeting at which the Proposed Agreements were approved, the Directors receive detailed performance information for the Funds at each regular Board meeting during the year.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ underperformance in certain periods. The Directors also reviewed updated performance information and, in some cases, discussed with the Adviser the reasons for changes in performance or continued underperformance. On the basis of this review, the Directors determined to continue to monitor the performance of certain Funds closely and concluded that the investment performance of each other Fund was acceptable.

Management Fees and Other Expenses

The Directors considered the management fee rate payable by each Fund to the Adviser and information prepared by an independent service provider (the “15(c) provider”) concerning management fee rates payable by other funds or exchange-traded funds (“ETFs”), as applicable, in the same category as the Fund or the AB ETFs, as applicable. In the case of the AB ETFs, the Directors noted that the management fee is a unitary fee and that the Adviser pays all expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The Directors recognized that it is difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds or ETFs. The Directors also considered the Adviser’s fee waivers for certain Funds. The Directors compared each Fund’s contractual management fee rate with a peer group median, and where applicable, took into account the impact on the management fee rate of

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the administrative expense reimbursement paid to the Adviser in the latest fiscal year. In the case of the ACS Funds, the Directors noted that the management fee rate is zero but also were cognizant that the Adviser is indirectly compensated by the wrap fee program sponsors that use the ACS Funds as an investment vehicle for their clients.

The Directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of each Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Funds’ Senior Vice President and noted the differences between a Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other, as applicable. The Directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the Directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The Adviser also informed the Directors that, in the case of certain Funds, there were no institutional accounts managed by the Adviser that utilize investment strategies similar to those of the Funds.

In the case of the AB ETFs, the Directors noted that the unitary fees for those Funds cover additional services provided by third parties and thus are not directly comparable to the Adviser’s institutional fee schedules and the schedules of fees for most other funds advised by the Adviser. The Adviser reviewed with the Directors the significantly greater scope of the services it provides to each Fund relative to institutional, offshore fund and sub-advised fund clients, as applicable. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, each Fund, as applicable, (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows (in the case of open-end Funds) and, in the case of the AB ETFs, demands considerably more managerial and administrative resources due to the potential for frequent creations and redemptions of shares; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Funds, and the different risk profile, the Directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

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In connection with their review of each Fund’s management fee, the Directors also considered the total expense ratio of the Fund in comparison to the medians for a peer group and a peer universe of funds or ETFs, as applicable, selected by the 15(c) provider. The Directors also considered the Adviser’s expense caps for certain Funds. The Directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to a Fund by others, and in most cases, the Adviser is responsible for paying such services under its unitary fee arrangement with the AB ETFs.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ expense ratios in certain periods. On the basis of this review, the Directors concluded that each Fund’s expense ratio was acceptable.

The Directors did not consider comparative expense information for the ACS Funds because those Funds do not bear ordinary expenses.

Economies of Scale

The Directors noted that the management fee schedules for certain Funds do not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The Directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The Directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Board meeting. The Directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The Directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The Directors observed that in the mutual fund industry as a whole, as well as among funds or ETFs, as applicable, similar to each Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The Directors also noted that the advisory agreements for many funds and ETFs do not have breakpoints at all. The Directors informed the Adviser that they would monitor the asset levels of the Funds without breakpoints and their profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warrant doing so.

The Directors did not consider the extent to which fee levels in the Advisory Agreement for the ACS Funds reflect economies of scale because that Advisory Agreement does not provide for any compensation to be paid to the Adviser by the ACS Funds and the expense ratio of each of those Funds is zero.

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Interim Advisory Agreements

In approving the Interim Advisory Agreements, the Boards, with the assistance of independent counsel, considered similar factors to those considered in approving the Proposed Agreements. The Interim Advisory Agreements approved by the Boards are identical to the Proposed Agreements, as well as the Current Agreements, in all material respects except for their proposed effective and termination dates and provisions intended to comply with the requirements of the relevant SEC rule, such as provisions requiring escrow of advisory fees. Under an Interim Advisory Agreement, the Adviser would continue to manage a Fund until a new advisory agreement was approved by stockholders or until the end of the 150-day period after termination of the Current Agreement, whichever would occur earlier. All fees earned by the Adviser under an Interim Advisory Agreement would be held in escrow pending shareholder approval of the Proposed Agreement. Upon approval of a new advisory agreement by stockholders, the escrowed management fees would be paid to the Adviser, and the Interim Advisory Agreement would terminate.

Information Regarding the Review and Approval of the Fund’s Current Advisory Agreement

The disinterested directors (the “directors”) of AB Active ETFs, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Conservative Buffer ETF (the “Fund”) at a meeting held in-person on November 4-6, 2025 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, including the other series of the Company that are organized as exchange-traded funds (“ETFs”), their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

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The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and may from time to time propose changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements will be subject to the directors’ approval on a quarterly basis. The directors noted that the Adviser does not expect to request such reimbursements. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar year 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing profitability data for ETFs and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund. The directors recognized that it is difficult to make comparisons of profitability of the Advisory Agreement with the profitability of ETF advisory contracts for unaffiliated ETFs because comparative information is not generally publicly available and is affected by

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numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser from its relationship with the Fund and the money market fund advised by the Adviser in which the Fund invests. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Fund against a group of similar ETFs (“peer group”) and a larger group of similar ETFs (“peer universe”), each selected by the 15(c) provider, and information prepared by the Adviser showing the Fund’s performance against a broad-based securities market index, in each case for the 1-year period ended July 31, 2025 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review and their discussion with the Adviser of the reasons for the Fund’s underperformance in the period reviewed, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other ETFs in the same category as the Fund. The directors noted that the advisory fee is a unitary fee and that the Adviser pays all expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other ETFs. The directors compared the Fund’s contractual advisory fee rate against a peer group median and noted that it was lower than the median.

The Adviser informed the directors that there were no institutional accounts managed by the Adviser that utilize investment strategies similar to those of the Fund.

In connection with their review of the Fund’s advisory fee, the directors also considered the Fund’s total expense ratio in comparison to the medians for a

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peer group and a peer universe selected by the 15(c) service provider. The Fund’s expense ratio was based on the Fund’s latest fiscal year. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others and, in most cases, the Adviser is responsible for paying for such services under its unitary fee arrangements with the Fund. The directors noted that the Fund’s expense ratio was equal to the median of a peer group and lower than the median of a peer universe. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among ETFs similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many ETFs do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset level and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

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Information Regarding the Review and Approval of the Fund’s Proposed New Advisory Agreement and Interim Advisory Agreement in the Context of a Potential Assignment

As described in more detail in the Proxy Statement for the AB Funds dated June 23, 2026, the Boards of the AB Funds, at a meeting held in-person on May 5-7, 2026, approved new advisory agreements with the Adviser (the “Proposed Agreements”) for the AB Funds, including AB Active ETFs, Inc.in respect of AB Core Bond ETF (the “Fund”), in connection with an Agreement and Plan of Merger (the “Merger Agreement”) by and among Equitable Holdings, Inc. (“Equitable”) (the holder of a majority of the partnership interests in the Adviser and the indirect parent of AllianceBernstein Corporation, the general partner of the Adviser), Corebridge Financial, Inc. (“Corebridge”), and various Corebridge subsidiaries, pursuant to which Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly formed company. Because Equitable controls the Adviser, the Merger may result in an “assignment” (within the meaning of section 2(a)(4) of the Investment Company Act) of the current advisory agreements for the AB Funds, including the Fund’s current Advisory Agreement, resulting in the automatic termination of such advisory agreements.

At the same meeting, the AB Boards also considered and approved interim advisory agreements with the Adviser (the “Interim Advisory Agreements”) for the AB Funds, including the Fund, to be effective only in the event that stockholder approval of a Proposed Agreement had not been obtained as of the date of the Merger resulting in an “assignment” of the Adviser’s current advisory agreements and their automatic termination.

A discussion regarding the basis for the Boards’ approvals at the meeting held on May 5-7, 2026, is set forth below.

At a meeting of the Boards held in-person on May 5-7, 2026, the Adviser presented its recommendation that the Boards consider and approve the Proposed Agreements. The Current Agreements provide for automatic termination in the event of an assignment, and the closing of the transaction contemplated by the Merger Agreement may result in an assignment. The Proposed Agreements are being considered to take effect upon the closing, subject to stockholder approval. In connection with their approval of the Proposed Agreements, the Boards considered their conclusions in connection with their most recent approvals of the Current Agreements, in particular in cases where the last approval of a Current Agreement was relatively recent, including the Boards’ general satisfaction with the nature and quality of services being provided and, as applicable, in the case of certain Funds, actions taken or to be taken in an effort to improve investment performance or reduce expense ratios. Also in connection with their approval of the Proposed Agreements, the Boards considered a representation made to them at that time by the Adviser that there were no additional developments not already disclosed to the Boards since their most recent approvals of the Current Agreements that would be a material consideration to the Boards in

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connection with their consideration of the Proposed Agreements, except for matters disclosed to the Boards by the Adviser. The Directors considered the fact that each Proposed Agreement would have corresponding terms and conditions identical to those of the corresponding Current Agreement with the exception of the effective date and initial term under the Proposed Agreement.

The Directors considered their knowledge of the nature and quality of the services provided by the Adviser to each Fund gained from their experience as directors or trustees of registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the Directors and its responsiveness, frankness and attention to concerns raised by the Directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Funds. The Directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of each Fund.

The Directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the Directors evaluated, among other things, the reasonableness of the management fees of the Funds they oversee. The Directors did not identify any particular information that was all-important or controlling, and different Directors may have attributed different weights to the various factors. The Directors determined that the selection of the Adviser to manage the Funds, and the overall arrangements between the Funds and the Adviser, as provided in the Proposed Agreements, including the management fees, were fair and reasonable in light of the services performed under the Current Agreements and to be performed under the Proposed Agreements, expenses incurred and to be incurred and such other matters as the Directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the Directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The Directors considered the scope and quality of services to be provided by the Adviser under the Proposed Agreements, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Funds. They also considered the information that had been provided to them by the Adviser concerning the anticipated implementation of the Merger Agreement and the Adviser’s representation that it did not anticipate that such implementation would affect the management or structure of the Adviser, have a material adverse effect on the Adviser, or adversely affect the quality of the services provided to the Funds by the Adviser and its affiliates. The Directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the Directors’ consideration. They also noted the professional experience and qualifications of each Fund’s

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portfolio management team and other senior personnel of the Adviser. The Directors also considered that certain Proposed Agreements, similar to the corresponding Current Agreements, provide that the Funds will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Funds by employees of the Adviser or its affiliates, and that the Adviser receives similar reimbursements from AMMAF pursuant to a separate Administrative Reimbursement Agreement. Requests for these reimbursements are made on a quarterly basis and subject to approval by the Directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Funds to the Adviser than the fee rate stated in the Proposed Agreements. The Directors noted that the Adviser did not request any reimbursements from certain Funds in the Funds’ latest fiscal year reviewed and that, in the case of the AB ETFs, the Adviser does not expect to request such reimbursements. The Directors noted that the methodology to be used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the Directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Funds’ other service providers, also was considered. The Directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to each Fund under the Proposed Agreement for the Fund.

Costs of Services to be Provided and Profitability

The Directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2024 and 2025, as applicable, that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the Directors. The Directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The Directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with a Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund, as applicable. The Directors recognized that it is difficult to make comparisons of the profitability of the Proposed Agreements with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The Directors focused on the profitability of the Adviser’s relationship with each Fund before taxes and distribution expenses, as applicable. The Directors noted that certain Funds were not profitable to the Adviser in one or more periods reviewed. The Directors concluded that the Adviser’s level of profitability from its relationship with the other Funds was not unreasonable. The Directors were unable to consider historical information about the profitability of certain Funds that had recently commenced operations and for which historical profitability information was not available. The Adviser agreed to provide the Directors with profitability information in connection with future proposed continuances of the Proposed Agreements.

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Fall-Out Benefits

The Directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the money market fund or other underlying funds advised by the Adviser in which the Funds invests, as applicable, including, but not limited to, as applicable, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients) in the case of certain Funds; 12b-1 fees and sales charges received by the principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the shares of most of the Funds; brokerage commissions paid by certain Funds to brokers affiliated with the Adviser; and transfer agency fees paid by most of the Funds to a wholly owned subsidiary of the Adviser. The Directors recognized that the Adviser’s profitability would be somewhat lower, and that a Fund’s unprofitability to the Adviser would be exacerbated, without these benefits. The Directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the Directors in connection with the Board meeting at which the Proposed Agreements were approved, the Directors receive detailed performance information for the Funds at each regular Board meeting during the year.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ underperformance in certain periods. The Directors also reviewed updated performance information and, in some cases, discussed with the Adviser the reasons for changes in performance or continued underperformance. On the basis of this review, the Directors determined to continue to monitor the performance of certain Funds closely and concluded that the investment performance of each other Fund was acceptable.

Management Fees and Other Expenses

The Directors considered the management fee rate payable by each Fund to the Adviser and information prepared by an independent service provider (the “15(c) provider”) concerning management fee rates payable by other funds or exchange-traded funds (“ETFs”), as applicable, in the same category as the Fund or the AB ETFs, as applicable. In the case of the AB ETFs, the Directors noted that the management fee is a unitary fee and that the Adviser pays all expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The Directors recognized that it is difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds or ETFs. The Directors also considered the Adviser’s fee waivers for certain Funds. The Directors compared each Fund’s contractual management fee rate with a peer group median, and where applicable, took into account the impact on the management fee rate of

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the administrative expense reimbursement paid to the Adviser in the latest fiscal year. In the case of the ACS Funds, the Directors noted that the management fee rate is zero but also were cognizant that the Adviser is indirectly compensated by the wrap fee program sponsors that use the ACS Funds as an investment vehicle for their clients.

The Directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of each Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Funds’ Senior Vice President and noted the differences between a Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other, as applicable. The Directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the Directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The Adviser also informed the Directors that, in the case of certain Funds, there were no institutional accounts managed by the Adviser that utilize investment strategies similar to those of the Funds.

In the case of the AB ETFs, the Directors noted that the unitary fees for those Funds cover additional services provided by third parties and thus are not directly comparable to the Adviser’s institutional fee schedules and the schedules of fees for most other funds advised by the Adviser. The Adviser reviewed with the Directors the significantly greater scope of the services it provides to each Fund relative to institutional, offshore fund and sub-advised fund clients, as applicable. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, each Fund, as applicable, (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows (in the case of open-end Funds) and, in the case of the AB ETFs, demands considerably more managerial and administrative resources due to the potential for frequent creations and redemptions of shares; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Funds, and the different risk profile, the Directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

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In connection with their review of each Fund’s management fee, the Directors also considered the total expense ratio of the Fund in comparison to the medians for a peer group and a peer universe of funds or ETFs, as applicable, selected by the 15(c) provider. The Directors also considered the Adviser’s expense caps for certain Funds. The Directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to a Fund by others, and in most cases, the Adviser is responsible for paying such services under its unitary fee arrangement with the AB ETFs.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ expense ratios in certain periods. On the basis of this review, the Directors concluded that each Fund’s expense ratio was acceptable.

The Directors did not consider comparative expense information for the ACS Funds because those Funds do not bear ordinary expenses.

Economies of Scale

The Directors noted that the management fee schedules for certain Funds do not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The Directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The Directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Board meeting. The Directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The Directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The Directors observed that in the mutual fund industry as a whole, as well as among funds or ETFs, as applicable, similar to each Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The Directors also noted that the advisory agreements for many funds and ETFs do not have breakpoints at all. The Directors informed the Adviser that they would monitor the asset levels of the Funds without breakpoints and their profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warrant doing so.

The Directors did not consider the extent to which fee levels in the Advisory Agreement for the ACS Funds reflect economies of scale because that Advisory Agreement does not provide for any compensation to be paid to the Adviser by the ACS Funds and the expense ratio of each of those Funds is zero.

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Interim Advisory Agreements

In approving the Interim Advisory Agreements, the Boards, with the assistance of independent counsel, considered similar factors to those considered in approving the Proposed Agreements. The Interim Advisory Agreements approved by the Boards are identical to the Proposed Agreements, as well as the Current Agreements, in all material respects except for their proposed effective and termination dates and provisions intended to comply with the requirements of the relevant SEC rule, such as provisions requiring escrow of advisory fees. Under an Interim Advisory Agreement, the Adviser would continue to manage a Fund until a new advisory agreement was approved by stockholders or until the end of the 150-day period after termination of the Current Agreement, whichever would occur earlier. All fees earned by the Adviser under an Interim Advisory Agreement would be held in escrow pending shareholder approval of the Proposed Agreement. Upon approval of a new advisory agreement by stockholders, the escrowed management fees would be paid to the Adviser, and the Interim Advisory Agreement would terminate.

Information Regarding the Review and Approval of the Fund’s Current Advisory Agreement

The disinterested directors (the “directors”) of AB Active ETFs, Inc. (the “Company”) unanimously approved the Company’s Advisory Agreement with the Adviser in respect of AB Core Bond ETF (the “Fund”) for an initial two-year period at a meeting held in-person on May 6-8, 2025 (the “Meeting”).

Prior to approval of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed approval in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services to be provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, including the other series of the Company that are organized as exchange-traded funds (“ETFs”), their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the AB Funds.

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The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the proposed advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the proposed advisory fee, were fair and reasonable in light of the services to be performed, expenses to be incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services to be Provided

The directors considered the scope and quality of services to be provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the AB Funds. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements will be subject to the directors’ approval on a quarterly basis. The directors noted that the Adviser does not expect to request such reimbursements. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement.

Costs of Services to be Provided and Profitability

Because the Fund had not yet commenced operations, the directors were unable to consider historical information about the profitability of the Fund. However, the Adviser agreed to provide the directors with profitability information in connection with future proposed continuances of the Advisory Agreement. They also considered the costs to be borne by the Adviser in providing services to the Fund and that the Fund was unlikely to be profitable to the Adviser unless it achieves a material level of net assets.

Fall-Out Benefits

The directors considered the other benefits to the Adviser from its proposed relationship with the Fund. The directors recognized that the Adviser’s future profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

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Investment Results

Since the Fund was newly formed and had not yet commenced operations, no performance or other historical information for the Fund was available. However, it was proposed that the Fund would receive the assets of Bernstein Intermediate Duration Institutional Portfolio (the “Acquired Portfolio”), a series of Sanford C. Bernstein Fund II, Inc. (a mutual fund), in exchange for shares of the Fund (an exchange traded fund) and the assumption by the Fund of all the liabilities of the Acquired Portfolio. Shareholders of the Acquired Portfolio would receive shares of the Fund in a liquidating distribution of the Acquired Portfolio (the “Conversion”). The Conversion is expected to be consummated on or about November 7, 2025. Based on the Adviser’s written and oral presentations regarding the proposed management of the Fund and their general knowledge and confidence in the Adviser’s expertise in managing mutual funds and ETFs, the directors concluded that they were satisfied that the Adviser was capable of providing high quality Fund management services to the Fund.

Advisory Fees and Other Expenses

The directors considered the proposed advisory fee rate payable by the Fund to the Adviser and information prepared by an independent service provider (the “15(c) service provider”), concerning advisory fee rates payable by other ETFs in the same category as the Fund, based on the Fund’s projected net assets of $842 million (the Acquired Portfolio’s current asset size). The directors noted that the proposed advisory fee is a unitary fee and that the Adviser will pay all expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other ETFs. The directors considered the Fund’s proposed contractual advisory fee rate against a peer group median and noted that it was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s proposed fee schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also noted that the proposed advisory fee rate for the Fund would be lower than that for the Acquired Portfolio.

The Adviser reviewed with the directors the significantly greater scope of the services it will provide to the Fund relative to institutional clients. In this regard, the Adviser noted, among other things, that, compared to institutional accounts, the Fund (i) demands considerably more managerial and administrative resources due to the potential for frequent creations and redemptions of shares;

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(ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations. The directors noted that the proposed unitary fee for the Fund covers additional services provided by third parties and thus is not directly comparable to the Adviser’s institutional fee schedule and the schedule of fees for most other funds advised by the Adviser.

In connection with their review of the Fund’s proposed advisory fee, the directors also considered the Fund’s projected total expense ratio in comparison to the medians for a group of similar ETFs (“peer group”) and a larger group of similar ETFs (“peer universe”) selected by the 15(c) service provider. The directors view the Fund’s projected expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others and, in most cases, the Adviser will be responsible for paying for such services under its unitary fee arrangement with the Fund. The directors noted that the Fund’s projected expense ratio was lower than the medians. Based on their review, the directors concluded that the Fund’s projected expense ratio was acceptable.

Economies of Scale

The directors noted that the proposed advisory fee schedule for the Fund does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among ETFs similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the

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advisory agreements for many ETFs do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset level and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

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Information Regarding the Review and Approval of the Fund’s Proposed New Advisory Agreement and Interim Advisory Agreement in the Context of a Potential Assignment

As described in more detail in the Proxy Statement for the AB Funds dated June 23, 2026, the Boards of the AB Funds, at a meeting held in-person on May 5-7, 2026, approved new advisory agreements with the Adviser (the “Proposed Agreements”) for the AB Funds, including AB Active ETFs, Inc. in respect of AB Core Plus Bond ETF (the “Fund”), in connection with an Agreement and Plan of Merger (the “Merger Agreement”) by and among Equitable Holdings, Inc. (“Equitable”) (the holder of a majority of the partnership interests in the Adviser and the indirect parent of AllianceBernstein Corporation, the general partner of the Adviser), Corebridge Financial, Inc. (“Corebridge”), and various Corebridge subsidiaries, pursuant to which Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly formed company. Because Equitable controls the Adviser, the Merger may result in an “assignment” (within the meaning of section 2(a)(4) of the Investment Company Act) of the current advisory agreements for the AB Funds, including the Fund’s current Advisory Agreement, resulting in the automatic termination of such advisory agreements.

At the same meeting, the AB Boards also considered and approved interim advisory agreements with the Adviser (the “Interim Advisory Agreements”) for the AB Funds, including the Fund, to be effective only in the event that stockholder approval of a Proposed Agreement had not been obtained as of the date of the Merger resulting in an “assignment” of the Adviser’s current advisory agreements and their automatic termination.

A discussion regarding the basis for the Boards’ approvals at the meeting held on May 5-7, 2026, is set forth below.

At a meeting of the Boards held in-person on May 5-7, 2026, the Adviser presented its recommendation that the Boards consider and approve the Proposed Agreements. The Current Agreements provide for automatic termination in the event of an assignment, and the closing of the transaction contemplated by the Merger Agreement may result in an assignment. The Proposed Agreements are being considered to take effect upon the closing, subject to stockholder approval. In connection with their approval of the Proposed Agreements, the Boards considered their conclusions in connection with their most recent approvals of the Current Agreements, in particular in cases where the last approval of a Current Agreement was relatively recent, including the Boards’ general satisfaction with the nature and quality of services being provided and, as applicable, in the case of certain Funds, actions taken or to be taken in an effort to improve investment performance or reduce expense ratios. Also in connection with their approval of the Proposed Agreements, the Boards considered a representation made to them at that time by the Adviser that there were no additional developments not already disclosed to the Boards since their most recent approvals of the Current Agreements that would be a material consideration to the Boards in

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connection with their consideration of the Proposed Agreements, except for matters disclosed to the Boards by the Adviser. The Directors considered the fact that each Proposed Agreement would have corresponding terms and conditions identical to those of the corresponding Current Agreement with the exception of the effective date and initial term under the Proposed Agreement.

The Directors considered their knowledge of the nature and quality of the services provided by the Adviser to each Fund gained from their experience as directors or trustees of registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the Directors and its responsiveness, frankness and attention to concerns raised by the Directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Funds. The Directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of each Fund.

The Directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the Directors evaluated, among other things, the reasonableness of the management fees of the Funds they oversee. The Directors did not identify any particular information that was all-important or controlling, and different Directors may have attributed different weights to the various factors. The Directors determined that the selection of the Adviser to manage the Funds, and the overall arrangements between the Funds and the Adviser, as provided in the Proposed Agreements, including the management fees, were fair and reasonable in light of the services performed under the Current Agreements and to be performed under the Proposed Agreements, expenses incurred and to be incurred and such other matters as the Directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the Directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The Directors considered the scope and quality of services to be provided by the Adviser under the Proposed Agreements, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Funds. They also considered the information that had been provided to them by the Adviser concerning the anticipated implementation of the Merger Agreement and the Adviser’s representation that it did not anticipate that such implementation would affect the management or structure of the Adviser, have a material adverse effect on the Adviser, or adversely affect the quality of the services provided to the Funds by the Adviser and its affiliates. The Directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the Directors’ consideration. They also noted the professional experience and qualifications of each Fund’s

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portfolio management team and other senior personnel of the Adviser. The Directors also considered that certain Proposed Agreements, similar to the corresponding Current Agreements, provide that the Funds will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Funds by employees of the Adviser or its affiliates, and that the Adviser receives similar reimbursements from AMMAF pursuant to a separate Administrative Reimbursement Agreement. Requests for these reimbursements are made on a quarterly basis and subject to approval by the Directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Funds to the Adviser than the fee rate stated in the Proposed Agreements. The Directors noted that the Adviser did not request any reimbursements from certain Funds in the Funds’ latest fiscal year reviewed and that, in the case of the AB ETFs, the Adviser does not expect to request such reimbursements. The Directors noted that the methodology to be used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the Directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Funds’ other service providers, also was considered. The Directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to each Fund under the Proposed Agreement for the Fund.

Costs of Services to be Provided and Profitability

The Directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2024 and 2025, as applicable, that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the Directors. The Directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The Directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with a Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund, as applicable. The Directors recognized that it is difficult to make comparisons of the profitability of the Proposed Agreements with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The Directors focused on the profitability of the Adviser’s relationship with each Fund before taxes and distribution expenses, as applicable. The Directors noted that certain Funds were not profitable to the Adviser in one or more periods reviewed. The Directors concluded that the Adviser’s level of profitability from its relationship with the other Funds was not unreasonable. The Directors were unable to consider historical information about the profitability of certain Funds that had recently commenced operations and for which historical profitability information was not available. The Adviser agreed to provide the Directors with profitability information in connection with future proposed continuances of the Proposed Agreements.

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Fall-Out Benefits

The Directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the money market fund or other underlying funds advised by the Adviser in which the Funds invests, as applicable, including, but not limited to, as applicable, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients) in the case of certain Funds; 12b-1 fees and sales charges received by the principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the shares of most of the Funds; brokerage commissions paid by certain Funds to brokers affiliated with the Adviser; and transfer agency fees paid by most of the Funds to a wholly owned subsidiary of the Adviser. The Directors recognized that the Adviser’s profitability would be somewhat lower, and that a Fund’s unprofitability to the Adviser would be exacerbated, without these benefits. The Directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the Directors in connection with the Board meeting at which the Proposed Agreements were approved, the Directors receive detailed performance information for the Funds at each regular Board meeting during the year.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ underperformance in certain periods. The Directors also reviewed updated performance information and, in some cases, discussed with the Adviser the reasons for changes in performance or continued underperformance. On the basis of this review, the Directors determined to continue to monitor the performance of certain Funds closely and concluded that the investment performance of each other Fund was acceptable.

Management Fees and Other Expenses

The Directors considered the management fee rate payable by each Fund to the Adviser and information prepared by an independent service provider (the “15(c) provider”) concerning management fee rates payable by other funds or exchange-traded funds (“ETFs”), as applicable, in the same category as the Fund or the AB ETFs, as applicable. In the case of the AB ETFs, the Directors noted that the management fee is a unitary fee and that the Adviser pays all expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The Directors recognized that it is difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds or ETFs. The Directors also considered the Adviser’s fee waivers for certain Funds. The Directors compared each Fund’s contractual management fee rate with a peer group median, and where applicable, took into account the impact on the management fee rate of

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the administrative expense reimbursement paid to the Adviser in the latest fiscal year. In the case of the ACS Funds, the Directors noted that the management fee rate is zero but also were cognizant that the Adviser is indirectly compensated by the wrap fee program sponsors that use the ACS Funds as an investment vehicle for their clients.

The Directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of each Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Funds’ Senior Vice President and noted the differences between a Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other, as applicable. The Directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the Directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The Adviser also informed the Directors that, in the case of certain Funds, there were no institutional accounts managed by the Adviser that utilize investment strategies similar to those of the Funds.

In the case of the AB ETFs, the Directors noted that the unitary fees for those Funds cover additional services provided by third parties and thus are not directly comparable to the Adviser’s institutional fee schedules and the schedules of fees for most other funds advised by the Adviser. The Adviser reviewed with the Directors the significantly greater scope of the services it provides to each Fund relative to institutional, offshore fund and sub-advised fund clients, as applicable. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, each Fund, as applicable, (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows (in the case of open-end Funds) and, in the case of the AB ETFs, demands considerably more managerial and administrative resources due to the potential for frequent creations and redemptions of shares; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Funds, and the different risk profile, the Directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

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In connection with their review of each Fund’s management fee, the Directors also considered the total expense ratio of the Fund in comparison to the medians for a peer group and a peer universe of funds or ETFs, as applicable, selected by the 15(c) provider. The Directors also considered the Adviser’s expense caps for certain Funds. The Directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to a Fund by others, and in most cases, the Adviser is responsible for paying such services under its unitary fee arrangement with the AB ETFs.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ expense ratios in certain periods. On the basis of this review, the Directors concluded that each Fund’s expense ratio was acceptable.

The Directors did not consider comparative expense information for the ACS Funds because those Funds do not bear ordinary expenses.

Economies of Scale

The Directors noted that the management fee schedules for certain Funds do not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The Directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The Directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Board meeting. The Directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The Directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The Directors observed that in the mutual fund industry as a whole, as well as among funds or ETFs, as applicable, similar to each Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The Directors also noted that the advisory agreements for many funds and ETFs do not have breakpoints at all. The Directors informed the Adviser that they would monitor the asset levels of the Funds without breakpoints and their profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warrant doing so.

The Directors did not consider the extent to which fee levels in the Advisory Agreement for the ACS Funds reflect economies of scale because that Advisory Agreement does not provide for any compensation to be paid to the Adviser by the ACS Funds and the expense ratio of each of those Funds is zero.

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Interim Advisory Agreements

In approving the Interim Advisory Agreements, the Boards, with the assistance of independent counsel, considered similar factors to those considered in approving the Proposed Agreements. The Interim Advisory Agreements approved by the Boards are identical to the Proposed Agreements, as well as the Current Agreements, in all material respects except for their proposed effective and termination dates and provisions intended to comply with the requirements of the relevant SEC rule, such as provisions requiring escrow of advisory fees. Under an Interim Advisory Agreement, the Adviser would continue to manage a Fund until a new advisory agreement was approved by stockholders or until the end of the 150-day period after termination of the Current Agreement, whichever would occur earlier. All fees earned by the Adviser under an Interim Advisory Agreement would be held in escrow pending shareholder approval of the Proposed Agreement. Upon approval of a new advisory agreement by stockholders, the escrowed management fees would be paid to the Adviser, and the Interim Advisory Agreement would terminate.

Information Regarding the Review and Approval of the Fund’s Current Advisory Agreement

The disinterested directors (the “directors”) of AB Active ETFs, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Core Plus Bond ETF (the “Fund”) at a meeting held in-person on August 5-6, 2025 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, including the other series of the Company that are organized as exchange-traded funds (“ETFs”), their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

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The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and may from time to time propose changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements will be subject to the directors’ approval on a quarterly basis. The directors noted that the Adviser does not expect to request such reimbursements. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar year 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing profitability data for ETFs and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund. The directors recognized that it is difficult to make comparisons of profitability of the Advisory Agreement with the profitability of ETF advisory contracts for unaffiliated ETFs because comparative information is not generally publicly available and is affected by

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numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors noted that the Fund was not profitable to the Adviser in the period reviewed.

Fall-Out Benefits

The directors considered the other benefits to the Adviser from its relationship with the Fund and the money market fund advised by the Adviser in which the Fund invests. The directors recognized that the Fund’s unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting since the Fund’s inception.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Fund against a group of similar ETFs (“peer group”) and a larger group of similar ETFs (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing the Fund’s performance against a broad-based securities market index, in each case for the 1-year period ended May 31, 2025 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other ETFs in the same category as the Fund. The directors noted that the advisory fee is a unitary fee and that the Adviser pays all expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other ETFs. The directors compared the Fund’s contractual advisory fee rate (reflecting a reduction in the Fund’s unitary fee effective February 2025) against a peer group median and noted that it was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors noted that the Adviser may, in

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some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The directors noted that the unitary fee for the Fund covers additional services provided by third parties and thus is not directly comparable to the Adviser’s institutional fee schedule and the schedule of fees for most other funds advised by the Adviser. The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional clients. In this regard, the Adviser noted, among other things, that, compared to institutional accounts, the Fund (i) demands considerably more managerial and administrative resources due to the potential for frequent creations and redemptions of shares; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the Fund’s total expense ratio in comparison to the medians for a peer group and a peer universe of ETFs selected by the 15(c) service provider. The Fund’s expense ratio was based on the Fund’s latest fiscal year. The information provided included a pro forma expense ratio for the Fund’s latest fiscal year adjusted to reflect a reduction in the Fund’s unitary fee effective February 2025. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others and, in most cases, the Adviser is responsible for paying for such services under its unitary fee arrangements with the Fund. The directors noted that the Fund’s pro expense ratio was lower than the medians. Based on their review, the directors concluded that the Fund’s pro forma expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also

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had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among ETFs similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many ETFs do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset level and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

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Information Regarding the Review and Approval of the Fund’s Proposed New Advisory Agreement and Interim Advisory Agreement in the Context of a Potential Assignment

As described in more detail in the Proxy Statement for the AB Funds dated June 23, 2026, the Boards of the AB Funds, at a meeting held in-person on May 5-7, 2026, approved new advisory agreements with the Adviser (the “Proposed Agreements”) for the AB Funds, including AB Active ETFs, Inc. in respect of AB Corporate Bond ETF (the “Fund”), in connection with an Agreement and Plan of Merger (the “Merger Agreement”) by and among Equitable Holdings, Inc. (“Equitable”) (the holder of a majority of the partnership interests in the Adviser and the indirect parent of AllianceBernstein Corporation, the general partner of the Adviser), Corebridge Financial, Inc. (“Corebridge”), and various Corebridge subsidiaries, pursuant to which Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly formed company. Because Equitable controls the Adviser, the Merger may result in an “assignment” (within the meaning of section 2(a)(4) of the Investment Company Act) of the current advisory agreements for the AB Funds, including the Fund’s current Advisory Agreement, resulting in the automatic termination of such advisory agreements.

At the same meeting, the AB Boards also considered and approved interim advisory agreements with the Adviser (the “Interim Advisory Agreements”) for the AB Funds, including the Fund, to be effective only in the event that stockholder approval of a Proposed Agreement had not been obtained as of the date of the Merger resulting in an “assignment” of the Adviser’s current advisory agreements and their automatic termination.

A discussion regarding the basis for the Boards’ approvals at the meeting held on May 5-7, 2026, is set forth below.

At a meeting of the Boards held in-person on May 5-7, 2026, the Adviser presented its recommendation that the Boards consider and approve the Proposed Agreements. The Current Agreements provide for automatic termination in the event of an assignment, and the closing of the transaction contemplated by the Merger Agreement may result in an assignment. The Proposed Agreements are being considered to take effect upon the closing, subject to stockholder approval. In connection with their approval of the Proposed Agreements, the Boards considered their conclusions in connection with their most recent approvals of the Current Agreements, in particular in cases where the last approval of a Current Agreement was relatively recent, including the Boards’ general satisfaction with the nature and quality of services being provided and, as applicable, in the case of certain Funds, actions taken or to be taken in an effort to improve investment performance or reduce expense ratios. Also in connection with their approval of the Proposed Agreements, the Boards considered a representation made to them at that time by the Adviser that there were no additional developments not already disclosed to the Boards since their most recent approvals of the Current Agreements that would be a material consideration to the Boards in

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connection with their consideration of the Proposed Agreements, except for matters disclosed to the Boards by the Adviser. The Directors considered the fact that each Proposed Agreement would have corresponding terms and conditions identical to those of the corresponding Current Agreement with the exception of the effective date and initial term under the Proposed Agreement.

The Directors considered their knowledge of the nature and quality of the services provided by the Adviser to each Fund gained from their experience as directors or trustees of registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the Directors and its responsiveness, frankness and attention to concerns raised by the Directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Funds. The Directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of each Fund.

The Directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the Directors evaluated, among other things, the reasonableness of the management fees of the Funds they oversee. The Directors did not identify any particular information that was all-important or controlling, and different Directors may have attributed different weights to the various factors. The Directors determined that the selection of the Adviser to manage the Funds, and the overall arrangements between the Funds and the Adviser, as provided in the Proposed Agreements, including the management fees, were fair and reasonable in light of the services performed under the Current Agreements and to be performed under the Proposed Agreements, expenses incurred and to be incurred and such other matters as the Directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the Directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The Directors considered the scope and quality of services to be provided by the Adviser under the Proposed Agreements, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Funds. They also considered the information that had been provided to them by the Adviser concerning the anticipated implementation of the Merger Agreement and the Adviser’s representation that it did not anticipate that such implementation would affect the management or structure of the Adviser, have a material adverse effect on the Adviser, or adversely affect the quality of the services provided to the Funds by the Adviser and its affiliates. The Directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the Directors’ consideration. They also noted the professional experience and qualifications of each Fund’s

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portfolio management team and other senior personnel of the Adviser. The Directors also considered that certain Proposed Agreements, similar to the corresponding Current Agreements, provide that the Funds will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Funds by employees of the Adviser or its affiliates, and that the Adviser receives similar reimbursements from AMMAF pursuant to a separate Administrative Reimbursement Agreement. Requests for these reimbursements are made on a quarterly basis and subject to approval by the Directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Funds to the Adviser than the fee rate stated in the Proposed Agreements. The Directors noted that the Adviser did not request any reimbursements from certain Funds in the Funds’ latest fiscal year reviewed and that, in the case of the AB ETFs, the Adviser does not expect to request such reimbursements. The Directors noted that the methodology to be used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the Directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Funds’ other service providers, also was considered. The Directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to each Fund under the Proposed Agreement for the Fund.

Costs of Services to be Provided and Profitability

The Directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2024 and 2025, as applicable, that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the Directors. The Directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The Directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with a Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund, as applicable. The Directors recognized that it is difficult to make comparisons of the profitability of the Proposed Agreements with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The Directors focused on the profitability of the Adviser’s relationship with each Fund before taxes and distribution expenses, as applicable. The Directors noted that certain Funds were not profitable to the Adviser in one or more periods reviewed. The Directors concluded that the Adviser’s level of profitability from its relationship with the other Funds was not unreasonable. The Directors were unable to consider historical information about the profitability of certain Funds that had recently commenced operations and for which historical profitability information was not available. The Adviser agreed to provide the Directors with profitability information in connection with future proposed continuances of the Proposed Agreements.

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Fall-Out Benefits

The Directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the money market fund or other underlying funds advised by the Adviser in which the Funds invests, as applicable, including, but not limited to, as applicable, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients) in the case of certain Funds; 12b-1 fees and sales charges received by the principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the shares of most of the Funds; brokerage commissions paid by certain Funds to brokers affiliated with the Adviser; and transfer agency fees paid by most of the Funds to a wholly owned subsidiary of the Adviser. The Directors recognized that the Adviser’s profitability would be somewhat lower, and that a Fund’s unprofitability to the Adviser would be exacerbated, without these benefits. The Directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the Directors in connection with the Board meeting at which the Proposed Agreements were approved, the Directors receive detailed performance information for the Funds at each regular Board meeting during the year.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ underperformance in certain periods. The Directors also reviewed updated performance information and, in some cases, discussed with the Adviser the reasons for changes in performance or continued underperformance. On the basis of this review, the Directors determined to continue to monitor the performance of certain Funds closely and concluded that the investment performance of each other Fund was acceptable.

Management Fees and Other Expenses

The Directors considered the management fee rate payable by each Fund to the Adviser and information prepared by an independent service provider (the “15(c) provider”) concerning management fee rates payable by other funds or exchange-traded funds (“ETFs”), as applicable, in the same category as the Fund or the AB ETFs, as applicable. In the case of the AB ETFs, the Directors noted that the management fee is a unitary fee and that the Adviser pays all expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The Directors recognized that it is difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds or ETFs. The Directors also considered the Adviser’s fee waivers for certain Funds. The Directors compared each Fund’s contractual management fee rate with a peer group median, and where applicable, took into account the impact on the management fee rate of

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the administrative expense reimbursement paid to the Adviser in the latest fiscal year. In the case of the ACS Funds, the Directors noted that the management fee rate is zero but also were cognizant that the Adviser is indirectly compensated by the wrap fee program sponsors that use the ACS Funds as an investment vehicle for their clients.

The Directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of each Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Funds’ Senior Vice President and noted the differences between a Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other, as applicable. The Directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the Directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The Adviser also informed the Directors that, in the case of certain Funds, there were no institutional accounts managed by the Adviser that utilize investment strategies similar to those of the Funds.

In the case of the AB ETFs, the Directors noted that the unitary fees for those Funds cover additional services provided by third parties and thus are not directly comparable to the Adviser’s institutional fee schedules and the schedules of fees for most other funds advised by the Adviser. The Adviser reviewed with the Directors the significantly greater scope of the services it provides to each Fund relative to institutional, offshore fund and sub-advised fund clients, as applicable. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, each Fund, as applicable, (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows (in the case of open-end Funds) and, in the case of the AB ETFs, demands considerably more managerial and administrative resources due to the potential for frequent creations and redemptions of shares; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Funds, and the different risk profile, the Directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

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In connection with their review of each Fund’s management fee, the Directors also considered the total expense ratio of the Fund in comparison to the medians for a peer group and a peer universe of funds or ETFs, as applicable, selected by the 15(c) provider. The Directors also considered the Adviser’s expense caps for certain Funds. The Directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to a Fund by others, and in most cases, the Adviser is responsible for paying such services under its unitary fee arrangement with the AB ETFs.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ expense ratios in certain periods. On the basis of this review, the Directors concluded that each Fund’s expense ratio was acceptable.

The Directors did not consider comparative expense information for the ACS Funds because those Funds do not bear ordinary expenses.

Economies of Scale

The Directors noted that the management fee schedules for certain Funds do not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The Directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The Directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Board meeting. The Directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The Directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The Directors observed that in the mutual fund industry as a whole, as well as among funds or ETFs, as applicable, similar to each Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The Directors also noted that the advisory agreements for many funds and ETFs do not have breakpoints at all. The Directors informed the Adviser that they would monitor the asset levels of the Funds without breakpoints and their profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warrant doing so.

The Directors did not consider the extent to which fee levels in the Advisory Agreement for the ACS Funds reflect economies of scale because that Advisory Agreement does not provide for any compensation to be paid to the Adviser by the ACS Funds and the expense ratio of each of those Funds is zero.

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Interim Advisory Agreements

In approving the Interim Advisory Agreements, the Boards, with the assistance of independent counsel, considered similar factors to those considered in approving the Proposed Agreements. The Interim Advisory Agreements approved by the Boards are identical to the Proposed Agreements, as well as the Current Agreements, in all material respects except for their proposed effective and termination dates and provisions intended to comply with the requirements of the relevant SEC rule, such as provisions requiring escrow of advisory fees. Under an Interim Advisory Agreement, the Adviser would continue to manage a Fund until a new advisory agreement was approved by stockholders or until the end of the 150-day period after termination of the Current Agreement, whichever would occur earlier. All fees earned by the Adviser under an Interim Advisory Agreement would be held in escrow pending shareholder approval of the Proposed Agreement. Upon approval of a new advisory agreement by stockholders, the escrowed management fees would be paid to the Adviser, and the Interim Advisory Agreement would terminate.

Information Regarding the Review and Approval of the Fund’s Current Advisory Agreement

The disinterested directors (the “directors”) of AB Active ETFs, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Corporate Bond ETF (the “Fund”) at a meeting held in-person on August 5-6, 2025 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, including the other series of the Company that are organized as exchange-traded funds (“ETFs”), their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

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The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and may from time to time propose changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements will be subject to the directors’ approval on a quarterly basis. The directors noted that the Adviser does not expect to request such reimbursements. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar year 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing profitability data for ETFs and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund. The directors recognized that it is difficult to make comparisons of profitability of the Advisory Agreement with the profitability of ETF advisory contracts for unaffiliated ETFs because comparative information is not generally publicly available and is affected by

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numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors noted that the Fund was not profitable to the Adviser in the period reviewed.

Fall-Out Benefits

The directors considered the other benefits to the Adviser from its relationship with the Fund and the money market fund advised by the Adviser in which the Fund invests. The directors recognized that the Fund’s unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting since the Fund’s inception.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Fund against a group of similar ETFs (“peer group”) and a larger group of similar ETFs (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing the Fund’s performance against a broad-based securities market index, in each case for the 1-year period ended May 31, 2025 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other ETFs in the same category as the Fund. The directors noted that the advisory fee is a unitary fee and that the Adviser pays all expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other ETFs. The directors compared the Fund’s contractual advisory fee rate against a peer group median and noted that it was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than

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those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The directors noted that the unitary fee for the Fund covers additional services provided by third parties and thus is not directly comparable to the Adviser’s institutional fee schedule and the schedule of fees for most other funds advised by the Adviser. The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional clients. In this regard, the Adviser noted, among other things, that, compared to institutional accounts, the Fund (i) demands considerably more managerial and administrative resources due to the potential for frequent creations and redemptions of shares; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the Fund’s total expense ratio in comparison to the medians for a peer group and a peer universe of ETFs selected by the 15(c) service provider. The Fund’s expense ratio was based on the Fund’s latest fiscal year. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others and, in most cases, the Adviser is responsible for paying for such services under its unitary fee arrangements with the Fund. The directors noted that the Fund’s expense ratio was lower than the medians. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no

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established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among ETFs similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many ETFs do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset level and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

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Information Regarding the Review and Approval of the Fund’s Proposed New Advisory Agreement and Interim Advisory Agreement in the Context of a Potential Assignment

As described in more detail in the Proxy Statement for the AB Funds dated June 23, 2026, the Boards of the AB Funds, at a meeting held in-person on May 5-7, 2026, approved new advisory agreements with the Adviser (the “Proposed Agreements”) for the AB Funds, including AB Active ETFs, Inc. in respect of AB High Yield ETF (the “Fund”), in connection with an Agreement and Plan of Merger (the “Merger Agreement”) by and among Equitable Holdings, Inc. (“Equitable”) (the holder of a majority of the partnership interests in the Adviser and the indirect parent of AllianceBernstein Corporation, the general partner of the Adviser), Corebridge Financial, Inc. (“Corebridge”), and various Corebridge subsidiaries, pursuant to which Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly formed company. Because Equitable controls the Adviser, the Merger may result in an “assignment” (within the meaning of section 2(a)(4) of the Investment Company Act) of the current advisory agreements for the AB Funds, including the Fund’s current Advisory Agreement, resulting in the automatic termination of such advisory agreements.

At the same meeting, the AB Boards also considered and approved interim advisory agreements with the Adviser (the “Interim Advisory Agreements”) for the AB Funds, including the Fund, to be effective only in the event that stockholder approval of a Proposed Agreement had not been obtained as of the date of the Merger resulting in an “assignment” of the Adviser’s current advisory agreements and their automatic termination.

A discussion regarding the basis for the Boards’ approvals at the meeting held on May 5-7, 2026, is set forth below.

At a meeting of the Boards held in-person on May 5-7, 2026, the Adviser presented its recommendation that the Boards consider and approve the Proposed Agreements. The Current Agreements provide for automatic termination in the event of an assignment, and the closing of the transaction contemplated by the Merger Agreement may result in an assignment. The Proposed Agreements are being considered to take effect upon the closing, subject to stockholder approval. In connection with their approval of the Proposed Agreements, the Boards considered their conclusions in connection with their most recent approvals of the Current Agreements, in particular in cases where the last approval of a Current Agreement was relatively recent, including the Boards’ general satisfaction with the nature and quality of services being provided and, as applicable, in the case of certain Funds, actions taken or to be taken in an effort to improve investment performance or reduce expense ratios. Also in connection with their approval of the Proposed Agreements, the Boards considered a representation made to them at that time by the Adviser that there were no additional developments not already disclosed to the Boards since their most recent approvals of the Current Agreements that would be a material consideration to the Boards in

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connection with their consideration of the Proposed Agreements, except for matters disclosed to the Boards by the Adviser. The Directors considered the fact that each Proposed Agreement would have corresponding terms and conditions identical to those of the corresponding Current Agreement with the exception of the effective date and initial term under the Proposed Agreement.

The Directors considered their knowledge of the nature and quality of the services provided by the Adviser to each Fund gained from their experience as directors or trustees of registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the Directors and its responsiveness, frankness and attention to concerns raised by the Directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Funds. The Directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of each Fund.

The Directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the Directors evaluated, among other things, the reasonableness of the management fees of the Funds they oversee. The Directors did not identify any particular information that was all-important or controlling, and different Directors may have attributed different weights to the various factors. The Directors determined that the selection of the Adviser to manage the Funds, and the overall arrangements between the Funds and the Adviser, as provided in the Proposed Agreements, including the management fees, were fair and reasonable in light of the services performed under the Current Agreements and to be performed under the Proposed Agreements, expenses incurred and to be incurred and such other matters as the Directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the Directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The Directors considered the scope and quality of services to be provided by the Adviser under the Proposed Agreements, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Funds. They also considered the information that had been provided to them by the Adviser concerning the anticipated implementation of the Merger Agreement and the Adviser’s representation that it did not anticipate that such implementation would affect the management or structure of the Adviser, have a material adverse effect on the Adviser, or adversely affect the quality of the services provided to the Funds by the Adviser and its affiliates. The Directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the Directors’ consideration. They also noted the professional experience and qualifications of each Fund’s

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portfolio management team and other senior personnel of the Adviser. The Directors also considered that certain Proposed Agreements, similar to the corresponding Current Agreements, provide that the Funds will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Funds by employees of the Adviser or its affiliates, and that the Adviser receives similar reimbursements from AMMAF pursuant to a separate Administrative Reimbursement Agreement. Requests for these reimbursements are made on a quarterly basis and subject to approval by the Directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Funds to the Adviser than the fee rate stated in the Proposed Agreements. The Directors noted that the Adviser did not request any reimbursements from certain Funds in the Funds’ latest fiscal year reviewed and that, in the case of the AB ETFs, the Adviser does not expect to request such reimbursements. The Directors noted that the methodology to be used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the Directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Funds’ other service providers, also was considered. The Directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to each Fund under the Proposed Agreement for the Fund.

Costs of Services to be Provided and Profitability

The Directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2024 and 2025, as applicable, that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the Directors. The Directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The Directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with a Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund, as applicable. The Directors recognized that it is difficult to make comparisons of the profitability of the Proposed Agreements with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The Directors focused on the profitability of the Adviser’s relationship with each Fund before taxes and distribution expenses, as applicable. The Directors noted that certain Funds were not profitable to the Adviser in one or more periods reviewed. The Directors concluded that the Adviser’s level of profitability from its relationship with the other Funds was not unreasonable. The Directors were unable to consider historical information about the profitability of certain Funds that had recently commenced operations and for which historical profitability information was not available. The Adviser agreed to provide the Directors with profitability information in connection with future proposed continuances of the Proposed Agreements.

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Fall-Out Benefits

The Directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the money market fund or other underlying funds advised by the Adviser in which the Funds invests, as applicable, including, but not limited to, as applicable, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients) in the case of certain Funds; 12b-1 fees and sales charges received by the principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the shares of most of the Funds; brokerage commissions paid by certain Funds to brokers affiliated with the Adviser; and transfer agency fees paid by most of the Funds to a wholly owned subsidiary of the Adviser. The Directors recognized that the Adviser’s profitability would be somewhat lower, and that a Fund’s unprofitability to the Adviser would be exacerbated, without these benefits. The Directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the Directors in connection with the Board meeting at which the Proposed Agreements were approved, the Directors receive detailed performance information for the Funds at each regular Board meeting during the year.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ underperformance in certain periods. The Directors also reviewed updated performance information and, in some cases, discussed with the Adviser the reasons for changes in performance or continued underperformance. On the basis of this review, the Directors determined to continue to monitor the performance of certain Funds closely and concluded that the investment performance of each other Fund was acceptable.

Management Fees and Other Expenses

The Directors considered the management fee rate payable by each Fund to the Adviser and information prepared by an independent service provider (the “15(c) provider”) concerning management fee rates payable by other funds or exchange-traded funds (“ETFs”), as applicable, in the same category as the Fund or the AB ETFs, as applicable. In the case of the AB ETFs, the Directors noted that the management fee is a unitary fee and that the Adviser pays all expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The Directors recognized that it is difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds or ETFs. The Directors also considered the Adviser’s fee waivers for certain Funds. The Directors compared each Fund’s contractual management fee rate with a peer group median, and where applicable, took into account the impact on the management fee rate of

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the administrative expense reimbursement paid to the Adviser in the latest fiscal year. In the case of the ACS Funds, the Directors noted that the management fee rate is zero but also were cognizant that the Adviser is indirectly compensated by the wrap fee program sponsors that use the ACS Funds as an investment vehicle for their clients.

The Directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of each Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Funds’ Senior Vice President and noted the differences between a Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other, as applicable. The Directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the Directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The Adviser also informed the Directors that, in the case of certain Funds, there were no institutional accounts managed by the Adviser that utilize investment strategies similar to those of the Funds.

In the case of the AB ETFs, the Directors noted that the unitary fees for those Funds cover additional services provided by third parties and thus are not directly comparable to the Adviser’s institutional fee schedules and the schedules of fees for most other funds advised by the Adviser. The Adviser reviewed with the Directors the significantly greater scope of the services it provides to each Fund relative to institutional, offshore fund and sub-advised fund clients, as applicable. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, each Fund, as applicable, (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows (in the case of open-end Funds) and, in the case of the AB ETFs, demands considerably more managerial and administrative resources due to the potential for frequent creations and redemptions of shares; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Funds, and the different risk profile, the Directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

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In connection with their review of each Fund’s management fee, the Directors also considered the total expense ratio of the Fund in comparison to the medians for a peer group and a peer universe of funds or ETFs, as applicable, selected by the 15(c) provider. The Directors also considered the Adviser’s expense caps for certain Funds. The Directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to a Fund by others, and in most cases, the Adviser is responsible for paying such services under its unitary fee arrangement with the AB ETFs.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ expense ratios in certain periods. On the basis of this review, the Directors concluded that each Fund’s expense ratio was acceptable.

The Directors did not consider comparative expense information for the ACS Funds because those Funds do not bear ordinary expenses.

Economies of Scale

The Directors noted that the management fee schedules for certain Funds do not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The Directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The Directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Board meeting. The Directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The Directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The Directors observed that in the mutual fund industry as a whole, as well as among funds or ETFs, as applicable, similar to each Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The Directors also noted that the advisory agreements for many funds and ETFs do not have breakpoints at all. The Directors informed the Adviser that they would monitor the asset levels of the Funds without breakpoints and their profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warrant doing so.

The Directors did not consider the extent to which fee levels in the Advisory Agreement for the ACS Funds reflect economies of scale because that Advisory Agreement does not provide for any compensation to be paid to the Adviser by the ACS Funds and the expense ratio of each of those Funds is zero.

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Interim Advisory Agreements

In approving the Interim Advisory Agreements, the Boards, with the assistance of independent counsel, considered similar factors to those considered in approving the Proposed Agreements. The Interim Advisory Agreements approved by the Boards are identical to the Proposed Agreements, as well as the Current Agreements, in all material respects except for their proposed effective and termination dates and provisions intended to comply with the requirements of the relevant SEC rule, such as provisions requiring escrow of advisory fees. Under an Interim Advisory Agreement, the Adviser would continue to manage a Fund until a new advisory agreement was approved by stockholders or until the end of the 150-day period after termination of the Current Agreement, whichever would occur earlier. All fees earned by the Adviser under an Interim Advisory Agreement would be held in escrow pending shareholder approval of the Proposed Agreement. Upon approval of a new advisory agreement by stockholders, the escrowed management fees would be paid to the Adviser, and the Interim Advisory Agreement would terminate.

Information Regarding the Review and Approval of the Fund’s Current Advisory Agreement

The disinterested directors (the “directors”) of AB Active ETFs, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB High Yield ETF (the “Fund”) at a meeting held in-person on August 5-6, 2025 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, including the other series of the Company that are organized as exchange-traded funds (“ETFs”), their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

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The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and may from time to time propose changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements will be subject to the directors’ approval on a quarterly basis. The directors noted that the Adviser does not expect to request such reimbursements. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for the period ended December 31, 2023 and calendar year 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted that the assumptions and methods of allocation used by the Adviser in preparing profitability data for ETFs and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of ETF advisory contracts for unaffiliated ETFs because comparative information is not

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generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors noted that the Fund was not profitable to the Adviser in the periods reviewed.

Fall-Out Benefits

The directors considered the other benefits to the Adviser from its relationship with the Fund and the money market fund advised by the Adviser in which the Fund invests. The directors recognized that the Fund’s unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Fund (including its predecessor mutual fund) against a group of similar ETFs (“peer group”) and a larger group of similar ETFs (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing the performance of the Fund (including its predecessor mutual fund) against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended May 31, 2025. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider, concerning advisory fee rates payable by other ETFs in the same category as the Fund. The directors noted that the advisory fee is a unitary fee and that the Adviser pays all expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other ETFs. The directors compared the Fund’s contractual advisory fee rate against a peer group median and noted that it was equal to the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment

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strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The directors noted that the unitary fee for the Fund covers additional services provided by third parties and thus is not directly comparable to the Adviser’s institutional fee schedule and the schedule of fees for most other funds advised by the Adviser. The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more managerial and administrative resources due to the potential for frequent creations and redemptions of shares; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the Fund’s total expense ratio in comparison to the medians for a peer group and a peer universe of ETFs selected by the 15(c) service provider. The Fund’s expense ratio was based on the Fund’s latest fiscal year. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others, and in most cases, the Adviser is responsible for paying for such services under its unitary fee arrangement with the Fund. The directors noted that the Fund’s expense ratio was equal to the median of a peer group and lower than the median of a peer universe. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also

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had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among ETFs similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many ETFs do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset level and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

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Information Regarding the Review and Approval of the Fund’s Proposed New Advisory Agreement and Interim Advisory Agreement in the Context of a Potential Assignment

As described in more detail in the Proxy Statement for the AB Funds dated June 23, 2026, the Boards of the AB Funds, at a meeting held in-person on May 5-7, 2026, approved new advisory agreements with the Adviser (the “Proposed Agreements”) for the AB Funds, including AB Active ETFs, Inc. in respect of AB International Buffer ETF (the “Fund”), in connection with an Agreement and Plan of Merger (the “Merger Agreement”) by and among Equitable Holdings, Inc. (“Equitable”) (the holder of a majority of the partnership interests in the Adviser and the indirect parent of AllianceBernstein Corporation, the general partner of the Adviser), Corebridge Financial, Inc. (“Corebridge”), and various Corebridge subsidiaries, pursuant to which Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly formed company. Because Equitable controls the Adviser, the Merger may result in an “assignment” (within the meaning of section 2(a)(4) of the Investment Company Act) of the current advisory agreements for the AB Funds, including the Fund’s current Advisory Agreement, resulting in the automatic termination of such advisory agreements.

At the same meeting, the AB Boards also considered and approved interim advisory agreements with the Adviser (the “Interim Advisory Agreements”) for the AB Funds, including the Fund, to be effective only in the event that stockholder approval of a Proposed Agreement had not been obtained as of the date of the Merger resulting in an “assignment” of the Adviser’s current advisory agreements and their automatic termination.

A discussion regarding the basis for the Boards’ approvals at the meeting held on May 5-7, 2026, is set forth below.

At a meeting of the Boards held in-person on May 5-7, 2026, the Adviser presented its recommendation that the Boards consider and approve the Proposed Agreements. The Current Agreements provide for automatic termination in the event of an assignment, and the closing of the transaction contemplated by the Merger Agreement may result in an assignment. The Proposed Agreements are being considered to take effect upon the closing, subject to stockholder approval. In connection with their approval of the Proposed Agreements, the Boards considered their conclusions in connection with their most recent approvals of the Current Agreements, in particular in cases where the last approval of a Current Agreement was relatively recent, including the Boards’ general satisfaction with the nature and quality of services being provided and, as applicable, in the case of certain Funds, actions taken or to be taken in an effort to improve investment performance or reduce expense ratios. Also in connection with their approval of the Proposed Agreements, the Boards considered a representation made to them at that time by the Adviser that there were no additional developments not already disclosed to the Boards since their most recent approvals of the Current Agreements that would be a material consideration to the Boards in

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connection with their consideration of the Proposed Agreements, except for matters disclosed to the Boards by the Adviser. The Directors considered the fact that each Proposed Agreement would have corresponding terms and conditions identical to those of the corresponding Current Agreement with the exception of the effective date and initial term under the Proposed Agreement.

The Directors considered their knowledge of the nature and quality of the services provided by the Adviser to each Fund gained from their experience as directors or trustees of registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the Directors and its responsiveness, frankness and attention to concerns raised by the Directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Funds. The Directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of each Fund.

The Directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the Directors evaluated, among other things, the reasonableness of the management fees of the Funds they oversee. The Directors did not identify any particular information that was all-important or controlling, and different Directors may have attributed different weights to the various factors. The Directors determined that the selection of the Adviser to manage the Funds, and the overall arrangements between the Funds and the Adviser, as provided in the Proposed Agreements, including the management fees, were fair and reasonable in light of the services performed under the Current Agreements and to be performed under the Proposed Agreements, expenses incurred and to be incurred and such other matters as the Directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the Directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The Directors considered the scope and quality of services to be provided by the Adviser under the Proposed Agreements, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Funds. They also considered the information that had been provided to them by the Adviser concerning the anticipated implementation of the Merger Agreement and the Adviser’s representation that it did not anticipate that such implementation would affect the management or structure of the Adviser, have a material adverse effect on the Adviser, or adversely affect the quality of the services provided to the Funds by the Adviser and its affiliates. The Directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the Directors’ consideration. They also noted the professional experience and qualifications of each Fund’s

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portfolio management team and other senior personnel of the Adviser. The Directors also considered that certain Proposed Agreements, similar to the corresponding Current Agreements, provide that the Funds will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Funds by employees of the Adviser or its affiliates, and that the Adviser receives similar reimbursements from AMMAF pursuant to a separate Administrative Reimbursement Agreement. Requests for these reimbursements are made on a quarterly basis and subject to approval by the Directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Funds to the Adviser than the fee rate stated in the Proposed Agreements. The Directors noted that the Adviser did not request any reimbursements from certain Funds in the Funds’ latest fiscal year reviewed and that, in the case of the AB ETFs, the Adviser does not expect to request such reimbursements. The Directors noted that the methodology to be used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the Directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Funds’ other service providers, also was considered. The Directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to each Fund under the Proposed Agreement for the Fund.

Costs of Services to be Provided and Profitability

The Directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2024 and 2025, as applicable, that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the Directors. The Directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The Directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with a Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund, as applicable. The Directors recognized that it is difficult to make comparisons of the profitability of the Proposed Agreements with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The Directors focused on the profitability of the Adviser’s relationship with each Fund before taxes and distribution expenses, as applicable. The Directors noted that certain Funds were not profitable to the Adviser in one or more periods reviewed. The Directors concluded that the Adviser’s level of profitability from its relationship with the other Funds was not unreasonable. The Directors were unable to consider historical information about the profitability of certain Funds that had recently commenced operations and for which historical profitability information was not available. The Adviser agreed to provide the Directors with profitability information in connection with future proposed continuances of the Proposed Agreements.

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Fall-Out Benefits

The Directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the money market fund or other underlying funds advised by the Adviser in which the Funds invests, as applicable, including, but not limited to, as applicable, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients) in the case of certain Funds; 12b-1 fees and sales charges received by the principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the shares of most of the Funds; brokerage commissions paid by certain Funds to brokers affiliated with the Adviser; and transfer agency fees paid by most of the Funds to a wholly owned subsidiary of the Adviser. The Directors recognized that the Adviser’s profitability would be somewhat lower, and that a Fund’s unprofitability to the Adviser would be exacerbated, without these benefits. The Directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the Directors in connection with the Board meeting at which the Proposed Agreements were approved, the Directors receive detailed performance information for the Funds at each regular Board meeting during the year.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ underperformance in certain periods. The Directors also reviewed updated performance information and, in some cases, discussed with the Adviser the reasons for changes in performance or continued underperformance. On the basis of this review, the Directors determined to continue to monitor the performance of certain Funds closely and concluded that the investment performance of each other Fund was acceptable.

Management Fees and Other Expenses

The Directors considered the management fee rate payable by each Fund to the Adviser and information prepared by an independent service provider (the “15(c) provider”) concerning management fee rates payable by other funds or exchange-traded funds (“ETFs”), as applicable, in the same category as the Fund or the AB ETFs, as applicable. In the case of the AB ETFs, the Directors noted that the management fee is a unitary fee and that the Adviser pays all expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The Directors recognized that it is difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds or ETFs. The Directors also considered the Adviser’s fee waivers for certain Funds. The Directors compared each Fund’s contractual management fee rate with a peer group median, and where applicable, took into account the impact on the management fee rate of

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the administrative expense reimbursement paid to the Adviser in the latest fiscal year. In the case of the ACS Funds, the Directors noted that the management fee rate is zero but also were cognizant that the Adviser is indirectly compensated by the wrap fee program sponsors that use the ACS Funds as an investment vehicle for their clients.

The Directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of each Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Funds’ Senior Vice President and noted the differences between a Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other, as applicable. The Directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the Directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The Adviser also informed the Directors that, in the case of certain Funds, there were no institutional accounts managed by the Adviser that utilize investment strategies similar to those of the Funds.

In the case of the AB ETFs, the Directors noted that the unitary fees for those Funds cover additional services provided by third parties and thus are not directly comparable to the Adviser’s institutional fee schedules and the schedules of fees for most other funds advised by the Adviser. The Adviser reviewed with the Directors the significantly greater scope of the services it provides to each Fund relative to institutional, offshore fund and sub-advised fund clients, as applicable. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, each Fund, as applicable, (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows (in the case of open-end Funds) and, in the case of the AB ETFs, demands considerably more managerial and administrative resources due to the potential for frequent creations and redemptions of shares; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Funds, and the different risk profile, the Directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

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In connection with their review of each Fund’s management fee, the Directors also considered the total expense ratio of the Fund in comparison to the medians for a peer group and a peer universe of funds or ETFs, as applicable, selected by the 15(c) provider. The Directors also considered the Adviser’s expense caps for certain Funds. The Directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to a Fund by others, and in most cases, the Adviser is responsible for paying such services under its unitary fee arrangement with the AB ETFs.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ expense ratios in certain periods. On the basis of this review, the Directors concluded that each Fund’s expense ratio was acceptable.

The Directors did not consider comparative expense information for the ACS Funds because those Funds do not bear ordinary expenses.

Economies of Scale

The Directors noted that the management fee schedules for certain Funds do not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The Directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The Directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Board meeting. The Directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The Directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The Directors observed that in the mutual fund industry as a whole, as well as among funds or ETFs, as applicable, similar to each Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The Directors also noted that the advisory agreements for many funds and ETFs do not have breakpoints at all. The Directors informed the Adviser that they would monitor the asset levels of the Funds without breakpoints and their profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warrant doing so.

The Directors did not consider the extent to which fee levels in the Advisory Agreement for the ACS Funds reflect economies of scale because that Advisory Agreement does not provide for any compensation to be paid to the Adviser by the ACS Funds and the expense ratio of each of those Funds is zero.

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Interim Advisory Agreements

In approving the Interim Advisory Agreements, the Boards, with the assistance of independent counsel, considered similar factors to those considered in approving the Proposed Agreements. The Interim Advisory Agreements approved by the Boards are identical to the Proposed Agreements, as well as the Current Agreements, in all material respects except for their proposed effective and termination dates and provisions intended to comply with the requirements of the relevant SEC rule, such as provisions requiring escrow of advisory fees. Under an Interim Advisory Agreement, the Adviser would continue to manage a Fund until a new advisory agreement was approved by stockholders or until the end of the 150-day period after termination of the Current Agreement, whichever would occur earlier. All fees earned by the Adviser under an Interim Advisory Agreement would be held in escrow pending shareholder approval of the Proposed Agreement. Upon approval of a new advisory agreement by stockholders, the escrowed management fees would be paid to the Adviser, and the Interim Advisory Agreement would terminate.

Information Regarding the Review and Approval of the Fund’s Current Advisory Agreement

The disinterested directors (the “directors”) of AB Active ETFs, Inc. (the “Company”) unanimously approved the Company’s Advisory Agreement with the Adviser in respect of AB International Buffer ETF (the “Fund”) for an initial two-year period at a meeting held in-person on July 30-31, 2024 (the “Meeting”).

Prior to approval of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed approval in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services to be provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, including the other series of the Company that are organized as exchange-traded funds (“ETFs), their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the AB Funds.

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The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the proposed advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the proposed advisory fee, were fair and reasonable in light of the services to be performed, expenses to be incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services to be Provided

The directors considered the scope and quality of services to be provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the AB Funds. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements will be subject to the directors’ approval on a quarterly basis. The directors noted that the Adviser does not expect to request such reimbursements. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement.

Costs of Services to be Provided and Profitability

Because the Fund had not yet commenced operations, the directors were unable to consider historical information about the profitability of the Fund. However, the Adviser agreed to provide the directors with profitability information in connection with future proposed continuances of the Advisory Agreement. They also considered the costs to be borne by the Adviser in providing services to the Fund and that the Fund was unlikely to be profitable to the Adviser unless it achieves a material level of net assets.

Fall-Out Benefits

The directors considered the other benefits to the Adviser from its proposed relationship with the Fund. The directors recognized that the Adviser’s future profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

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Investment Results

Since the Fund had not yet commenced operations, no performance or other historical information for the Fund was available. Based on the Adviser’s written and oral presentations regarding the proposed management of the Fund and their general knowledge and confidence in the Adviser’s expertise in managing mutual funds and ETFs, the directors concluded that they were satisfied that the Adviser was capable of providing high quality Fund management services to the Fund.

Advisory Fees and Other Expenses

The directors considered the proposed advisory fee rate payable by the Fund to the Adviser and information prepared by an independent service provider (the “15(c) service provider”), concerning advisory fee rates payable by other ETFs in the same category as the Fund, based on the Fund’s projected net assets of $250 million. The directors noted that the proposed advisory fee is a unitary fee and that the Adviser will pay all expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other ETFs. The directors considered the Fund’s proposed contractual advisory fee rate against a peer group median and noted that it was lower than the median.

The Adviser informed the directors that there were no institutional accounts managed by the Adviser that utilize investment strategies similar to those proposed for the Fund.

In connection with their review of the Fund’s proposed advisory fee, the directors also considered the Fund’s projected total expense ratio in comparison to the medians for a group of similar ETFs (“peer group”) and a larger group of similar ETFs (“peer universe”) selected by the 15(c) service provider. The directors view the projected expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others and, in most cases, the Adviser will be responsible for paying for such services under its unitary fee arrangements with the Fund. The directors noted that the Fund’s projected expense ratio was lower than the medians. Based on their review, the directors concluded that the Fund’s projected expense ratio was acceptable.

Economies of Scale

The directors noted that the proposed advisory fee schedule for the Fund does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe

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that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among ETFs similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many ETFs do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset level and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

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Information Regarding the Review and Approval of the Fund’s Proposed New Advisory Agreement and Interim Advisory Agreement in the Context of a Potential Assignment

As described in more detail in the Proxy Statement for the AB Funds dated June 23, 2026, the Boards of the AB Funds, at a meeting held in-person on May 5-7, 2026, approved new advisory agreements with the Adviser (the “Proposed Agreements”) for the AB Funds, including AB Active ETFs, Inc. in respect of AB Moderate Buffer ETF (the “Fund”), in connection with an Agreement and Plan of Merger (the “Merger Agreement”) by and among Equitable Holdings, Inc. (“Equitable”) (the holder of a majority of the partnership interests in the Adviser and the indirect parent of AllianceBernstein Corporation, the general partner of the Adviser), Corebridge Financial, Inc. (“Corebridge”), and various Corebridge subsidiaries, pursuant to which Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly formed company. Because Equitable controls the Adviser, the Merger may result in an “assignment” (within the meaning of section 2(a)(4) of the Investment Company Act) of the current advisory agreements for the AB Funds, including the Fund’s current Advisory Agreement, resulting in the automatic termination of such advisory agreements.

At the same meeting, the AB Boards also considered and approved interim advisory agreements with the Adviser (the “Interim Advisory Agreements”) for the AB Funds, including the Fund, to be effective only in the event that stockholder approval of a Proposed Agreement had not been obtained as of the date of the Merger resulting in an “assignment” of the Adviser’s current advisory agreements and their automatic termination.

A discussion regarding the basis for the Boards’ approvals at the meeting held on May 5-7, 2026, is set forth below.

At a meeting of the Boards held in-person on May 5-7, 2026, the Adviser presented its recommendation that the Boards consider and approve the Proposed Agreements. The Current Agreements provide for automatic termination in the event of an assignment, and the closing of the transaction contemplated by the Merger Agreement may result in an assignment. The Proposed Agreements are being considered to take effect upon the closing, subject to stockholder approval. In connection with their approval of the Proposed Agreements, the Boards considered their conclusions in connection with their most recent approvals of the Current Agreements, in particular in cases where the last approval of a Current Agreement was relatively recent, including the Boards’ general satisfaction with the nature and quality of services being provided and, as applicable, in the case of certain Funds, actions taken or to be taken in an effort to improve investment performance or reduce expense ratios. Also in connection with their approval of the Proposed Agreements, the Boards considered a representation made to them at that time by the Adviser that there were no additional developments not already disclosed to the Boards since their most recent approvals of the Current Agreements that would be a material consideration to the Boards in

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connection with their consideration of the Proposed Agreements, except for matters disclosed to the Boards by the Adviser. The Directors considered the fact that each Proposed Agreement would have corresponding terms and conditions identical to those of the corresponding Current Agreement with the exception of the effective date and initial term under the Proposed Agreement.

The Directors considered their knowledge of the nature and quality of the services provided by the Adviser to each Fund gained from their experience as directors or trustees of registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the Directors and its responsiveness, frankness and attention to concerns raised by the Directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Funds. The Directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of each Fund.

The Directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the Directors evaluated, among other things, the reasonableness of the management fees of the Funds they oversee. The Directors did not identify any particular information that was all-important or controlling, and different Directors may have attributed different weights to the various factors. The Directors determined that the selection of the Adviser to manage the Funds, and the overall arrangements between the Funds and the Adviser, as provided in the Proposed Agreements, including the management fees, were fair and reasonable in light of the services performed under the Current Agreements and to be performed under the Proposed Agreements, expenses incurred and to be incurred and such other matters as the Directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the Directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The Directors considered the scope and quality of services to be provided by the Adviser under the Proposed Agreements, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Funds. They also considered the information that had been provided to them by the Adviser concerning the anticipated implementation of the Merger Agreement and the Adviser’s representation that it did not anticipate that such implementation would affect the management or structure of the Adviser, have a material adverse effect on the Adviser, or adversely affect the quality of the services provided to the Funds by the Adviser and its affiliates. The Directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the Directors’ consideration. They also noted the professional experience and qualifications of each Fund’s

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portfolio management team and other senior personnel of the Adviser. The Directors also considered that certain Proposed Agreements, similar to the corresponding Current Agreements, provide that the Funds will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Funds by employees of the Adviser or its affiliates, and that the Adviser receives similar reimbursements from AMMAF pursuant to a separate Administrative Reimbursement Agreement. Requests for these reimbursements are made on a quarterly basis and subject to approval by the Directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Funds to the Adviser than the fee rate stated in the Proposed Agreements. The Directors noted that the Adviser did not request any reimbursements from certain Funds in the Funds’ latest fiscal year reviewed and that, in the case of the AB ETFs, the Adviser does not expect to request such reimbursements. The Directors noted that the methodology to be used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the Directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Funds’ other service providers, also was considered. The Directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to each Fund under the Proposed Agreement for the Fund.

Costs of Services to be Provided and Profitability

The Directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2024 and 2025, as applicable, that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the Directors. The Directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The Directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with a Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund, as applicable. The Directors recognized that it is difficult to make comparisons of the profitability of the Proposed Agreements with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The Directors focused on the profitability of the Adviser’s relationship with each Fund before taxes and distribution expenses, as applicable. The Directors noted that certain Funds were not profitable to the Adviser in one or more periods reviewed. The Directors concluded that the Adviser’s level of profitability from its relationship with the other Funds was not unreasonable. The Directors were unable to consider historical information about the profitability of certain Funds that had recently commenced operations and for which historical profitability information was not available. The Adviser agreed to provide the Directors with profitability information in connection with future proposed continuances of the Proposed Agreements.

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Fall-Out Benefits

The Directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the money market fund or other underlying funds advised by the Adviser in which the Funds invests, as applicable, including, but not limited to, as applicable, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients) in the case of certain Funds; 12b-1 fees and sales charges received by the principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the shares of most of the Funds; brokerage commissions paid by certain Funds to brokers affiliated with the Adviser; and transfer agency fees paid by most of the Funds to a wholly owned subsidiary of the Adviser. The Directors recognized that the Adviser’s profitability would be somewhat lower, and that a Fund’s unprofitability to the Adviser would be exacerbated, without these benefits. The Directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the Directors in connection with the Board meeting at which the Proposed Agreements were approved, the Directors receive detailed performance information for the Funds at each regular Board meeting during the year.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ underperformance in certain periods. The Directors also reviewed updated performance information and, in some cases, discussed with the Adviser the reasons for changes in performance or continued underperformance. On the basis of this review, the Directors determined to continue to monitor the performance of certain Funds closely and concluded that the investment performance of each other Fund was acceptable.

Management Fees and Other Expenses

The Directors considered the management fee rate payable by each Fund to the Adviser and information prepared by an independent service provider (the “15(c) provider”) concerning management fee rates payable by other funds or exchange-traded funds (“ETFs”), as applicable, in the same category as the Fund or the AB ETFs, as applicable. In the case of the AB ETFs, the Directors noted that the management fee is a unitary fee and that the Adviser pays all expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The Directors recognized that it is difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds or ETFs. The Directors also considered the Adviser’s fee waivers for certain Funds. The Directors compared each Fund’s contractual management fee rate with a peer group median, and where applicable, took into account the impact on the management fee rate of

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the administrative expense reimbursement paid to the Adviser in the latest fiscal year. In the case of the ACS Funds, the Directors noted that the management fee rate is zero but also were cognizant that the Adviser is indirectly compensated by the wrap fee program sponsors that use the ACS Funds as an investment vehicle for their clients.

The Directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of each Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Funds’ Senior Vice President and noted the differences between a Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other, as applicable. The Directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the Directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The Adviser also informed the Directors that, in the case of certain Funds, there were no institutional accounts managed by the Adviser that utilize investment strategies similar to those of the Funds.

In the case of the AB ETFs, the Directors noted that the unitary fees for those Funds cover additional services provided by third parties and thus are not directly comparable to the Adviser’s institutional fee schedules and the schedules of fees for most other funds advised by the Adviser. The Adviser reviewed with the Directors the significantly greater scope of the services it provides to each Fund relative to institutional, offshore fund and sub-advised fund clients, as applicable. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, each Fund, as applicable, (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows (in the case of open-end Funds) and, in the case of the AB ETFs, demands considerably more managerial and administrative resources due to the potential for frequent creations and redemptions of shares; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Funds, and the different risk profile, the Directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

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In connection with their review of each Fund’s management fee, the Directors also considered the total expense ratio of the Fund in comparison to the medians for a peer group and a peer universe of funds or ETFs, as applicable, selected by the 15(c) provider. The Directors also considered the Adviser’s expense caps for certain Funds. The Directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to a Fund by others, and in most cases, the Adviser is responsible for paying such services under its unitary fee arrangement with the AB ETFs.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ expense ratios in certain periods. On the basis of this review, the Directors concluded that each Fund’s expense ratio was acceptable.

The Directors did not consider comparative expense information for the ACS Funds because those Funds do not bear ordinary expenses.

Economies of Scale

The Directors noted that the management fee schedules for certain Funds do not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The Directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The Directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Board meeting. The Directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The Directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The Directors observed that in the mutual fund industry as a whole, as well as among funds or ETFs, as applicable, similar to each Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The Directors also noted that the advisory agreements for many funds and ETFs do not have breakpoints at all. The Directors informed the Adviser that they would monitor the asset levels of the Funds without breakpoints and their profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warrant doing so.

The Directors did not consider the extent to which fee levels in the Advisory Agreement for the ACS Funds reflect economies of scale because that Advisory Agreement does not provide for any compensation to be paid to the Adviser by the ACS Funds and the expense ratio of each of those Funds is zero.

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Interim Advisory Agreements

In approving the Interim Advisory Agreements, the Boards, with the assistance of independent counsel, considered similar factors to those considered in approving the Proposed Agreements. The Interim Advisory Agreements approved by the Boards are identical to the Proposed Agreements, as well as the Current Agreements, in all material respects except for their proposed effective and termination dates and provisions intended to comply with the requirements of the relevant SEC rule, such as provisions requiring escrow of advisory fees. Under an Interim Advisory Agreement, the Adviser would continue to manage a Fund until a new advisory agreement was approved by stockholders or until the end of the 150-day period after termination of the Current Agreement, whichever would occur earlier. All fees earned by the Adviser under an Interim Advisory Agreement would be held in escrow pending shareholder approval of the Proposed Agreement. Upon approval of a new advisory agreement by stockholders, the escrowed management fees would be paid to the Adviser, and the Interim Advisory Agreement would terminate.

Information Regarding the Review and Approval of the Fund’s Current Advisory Agreement

The disinterested directors (the “directors”) of AB Active ETFs, Inc. (the “Company”) unanimously approved the Company’s Advisory Agreement with the Adviser in respect of AB Moderate Buffer ETF (the “Fund”) for an initial two-year period at a meeting held in-person on July 30-31, 2024 (the “Meeting”).

Prior to approval of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed approval in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services to be provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, including the other series of the Company that are organized as exchange-traded funds (“ETFs), their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the AB Funds.

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The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the proposed advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the proposed advisory fee, were fair and reasonable in light of the services to be performed, expenses to be incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services to be Provided

The directors considered the scope and quality of services to be provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the AB Funds. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements will be subject to the directors’ approval on a quarterly basis. The directors noted that the Adviser does not expect to request such reimbursements. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement.

Costs of Services to be Provided and Profitability

Because the Fund had not yet commenced operations, the directors were unable to consider historical information about the profitability of the Fund. However, the Adviser agreed to provide the directors with profitability information in connection with future proposed continuances of the Advisory Agreement. They also considered the costs to be borne by the Adviser in providing services to the Fund and that the Fund was unlikely to be profitable to the Adviser unless it achieves a material level of net assets.

Fall-Out Benefits

The directors considered the other benefits to the Adviser from its proposed relationship with the Fund. The directors recognized that the Adviser’s future profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

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Investment Results

Since the Fund had not yet commenced operations, no performance or other historical information for the Fund was available. Based on the Adviser’s written and oral presentations regarding the proposed management of the Fund and their general knowledge and confidence in the Adviser’s expertise in managing mutual funds and ETFs, the directors concluded that they were satisfied that the Adviser was capable of providing high quality Fund management services to the Fund.

Advisory Fees and Other Expenses

The directors considered the proposed advisory fee rate payable by the Fund to the Adviser and information prepared by an independent service provider (the “15(c) service provider”), concerning advisory fee rates payable by other ETFs in the same category as the Fund, based on the Fund’s projected net assets of $250 million. The directors noted that the proposed advisory fee is a unitary fee and that the Adviser will pay all expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other ETFs. The directors considered the Fund’s proposed contractual advisory fee rate against a peer group median and noted that it was lower than the median.

The Adviser informed the directors that there were no institutional accounts managed by the Adviser that utilize investment strategies similar to those proposed for the Fund.

In connection with their review of the Fund’s proposed advisory fee, the directors also considered the Fund’s projected total expense ratio in comparison to the medians for a group of similar ETFs (“peer group”) and a larger group of similar ETFs (“peer universe”) selected by the 15(c) service provider. The directors view the projected expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others and, in most cases, the Adviser will be responsible for paying for such services under its unitary fee arrangements with the Fund. The directors noted that the Fund’s projected expense ratio was lower than the medians. Based on their review, the directors concluded that the Fund’s projected expense ratio was acceptable.

Economies of Scale

The directors noted that the proposed advisory fee schedule for the Fund does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe

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that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among ETFs similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many ETFs do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset level and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

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Information Regarding the Review and Approval of the Fund’s Proposed New Advisory Agreement and Interim Advisory Agreement in the Context of a Potential Assignment

As described in more detail in the Proxy Statement for the AB Funds dated June 23, 2026, the Boards of the AB Funds, at a meeting held in-person on May 5-7, 2026, approved new advisory agreements with the Adviser (the “Proposed Agreements”) for the AB Funds, including AB Active ETFs, Inc. in respect of AB New York Intermediate Municipal ETF (the “Fund”), in connection with an Agreement and Plan of Merger (the “Merger Agreement”) by and among Equitable Holdings, Inc. (“Equitable”) (the holder of a majority of the partnership interests in the Adviser and the indirect parent of AllianceBernstein Corporation, the general partner of the Adviser), Corebridge Financial, Inc. (“Corebridge”), and various Corebridge subsidiaries, pursuant to which Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly formed company. Because Equitable controls the Adviser, the Merger may result in an “assignment” (within the meaning of section 2(a)(4) of the Investment Company Act) of the current advisory agreements for the AB Funds, including the Fund’s current Advisory Agreement, resulting in the automatic termination of such advisory agreements.

At the same meeting, the AB Boards also considered and approved interim advisory agreements with the Adviser (the “Interim Advisory Agreements”) for the AB Funds, including the Fund, to be effective only in the event that stockholder approval of a Proposed Agreement had not been obtained as of the date of the Merger resulting in an “assignment” of the Adviser’s current advisory agreements and their automatic termination.

A discussion regarding the basis for the Boards’ approvals at the meeting held on May 5-7, 2026, is set forth below.

At a meeting of the Boards held in-person on May 5-7, 2026, the Adviser presented its recommendation that the Boards consider and approve the Proposed Agreements. The Current Agreements provide for automatic termination in the event of an assignment, and the closing of the transaction contemplated by the Merger Agreement may result in an assignment. The Proposed Agreements are being considered to take effect upon the closing, subject to stockholder approval. In connection with their approval of the Proposed Agreements, the Boards considered their conclusions in connection with their most recent approvals of the Current Agreements, in particular in cases where the last approval of a Current Agreement was relatively recent, including the Boards’ general satisfaction with the nature and quality of services being provided and, as applicable, in the case of certain Funds, actions taken or to be taken in an effort to improve investment performance or reduce expense ratios. Also in connection with their approval of the Proposed Agreements, the Boards considered a representation made to them at that time by the Adviser that there were no additional developments not already disclosed to the Boards since their most recent approvals of the Current Agreements that would be a material consideration to the Boards in

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connection with their consideration of the Proposed Agreements, except for matters disclosed to the Boards by the Adviser. The Directors considered the fact that each Proposed Agreement would have corresponding terms and conditions identical to those of the corresponding Current Agreement with the exception of the effective date and initial term under the Proposed Agreement.

The Directors considered their knowledge of the nature and quality of the services provided by the Adviser to each Fund gained from their experience as directors or trustees of registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the Directors and its responsiveness, frankness and attention to concerns raised by the Directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Funds. The Directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of each Fund.

The Directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the Directors evaluated, among other things, the reasonableness of the management fees of the Funds they oversee. The Directors did not identify any particular information that was all-important or controlling, and different Directors may have attributed different weights to the various factors. The Directors determined that the selection of the Adviser to manage the Funds, and the overall arrangements between the Funds and the Adviser, as provided in the Proposed Agreements, including the management fees, were fair and reasonable in light of the services performed under the Current Agreements and to be performed under the Proposed Agreements, expenses incurred and to be incurred and such other matters as the Directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the Directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The Directors considered the scope and quality of services to be provided by the Adviser under the Proposed Agreements, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Funds. They also considered the information that had been provided to them by the Adviser concerning the anticipated implementation of the Merger Agreement and the Adviser’s representation that it did not anticipate that such implementation would affect the management or structure of the Adviser, have a material adverse effect on the Adviser, or adversely affect the quality of the services provided to the Funds by the Adviser and its affiliates. The Directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the Directors’ consideration. They also noted the professional experience and qualifications of each Fund’s

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portfolio management team and other senior personnel of the Adviser. The Directors also considered that certain Proposed Agreements, similar to the corresponding Current Agreements, provide that the Funds will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Funds by employees of the Adviser or its affiliates, and that the Adviser receives similar reimbursements from AMMAF pursuant to a separate Administrative Reimbursement Agreement. Requests for these reimbursements are made on a quarterly basis and subject to approval by the Directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Funds to the Adviser than the fee rate stated in the Proposed Agreements. The Directors noted that the Adviser did not request any reimbursements from certain Funds in the Funds’ latest fiscal year reviewed and that, in the case of the AB ETFs, the Adviser does not expect to request such reimbursements. The Directors noted that the methodology to be used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the Directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Funds’ other service providers, also was considered. The Directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to each Fund under the Proposed Agreement for the Fund.

Costs of Services to be Provided and Profitability

The Directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2024 and 2025, as applicable, that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the Directors. The Directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The Directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with a Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund, as applicable. The Directors recognized that it is difficult to make comparisons of the profitability of the Proposed Agreements with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The Directors focused on the profitability of the Adviser’s relationship with each Fund before taxes and distribution expenses, as applicable. The Directors noted that certain Funds were not profitable to the Adviser in one or more periods reviewed. The Directors concluded that the Adviser’s level of profitability from its relationship with the other Funds was not unreasonable. The Directors were unable to consider historical information about the profitability of certain Funds that had recently commenced operations and for which historical profitability information was not available. The Adviser agreed to provide the Directors with profitability information in connection with future proposed continuances of the Proposed Agreements.

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Fall-Out Benefits

The Directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the money market fund or other underlying funds advised by the Adviser in which the Funds invests, as applicable, including, but not limited to, as applicable, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients) in the case of certain Funds; 12b-1 fees and sales charges received by the principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the shares of most of the Funds; brokerage commissions paid by certain Funds to brokers affiliated with the Adviser; and transfer agency fees paid by most of the Funds to a wholly owned subsidiary of the Adviser. The Directors recognized that the Adviser’s profitability would be somewhat lower, and that a Fund’s unprofitability to the Adviser would be exacerbated, without these benefits. The Directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the Directors in connection with the Board meeting at which the Proposed Agreements were approved, the Directors receive detailed performance information for the Funds at each regular Board meeting during the year.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ underperformance in certain periods. The Directors also reviewed updated performance information and, in some cases, discussed with the Adviser the reasons for changes in performance or continued underperformance. On the basis of this review, the Directors determined to continue to monitor the performance of certain Funds closely and concluded that the investment performance of each other Fund was acceptable.

Management Fees and Other Expenses

The Directors considered the management fee rate payable by each Fund to the Adviser and information prepared by an independent service provider (the “15(c) provider”) concerning management fee rates payable by other funds or exchange-traded funds (“ETFs”), as applicable, in the same category as the Fund or the AB ETFs, as applicable. In the case of the AB ETFs, the Directors noted that the management fee is a unitary fee and that the Adviser pays all expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The Directors recognized that it is difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds or ETFs. The Directors also considered the Adviser’s fee waivers for certain Funds. The Directors compared each Fund’s contractual management fee rate with a peer group median, and where applicable, took into account the impact on the management fee rate of

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the administrative expense reimbursement paid to the Adviser in the latest fiscal year. In the case of the ACS Funds, the Directors noted that the management fee rate is zero but also were cognizant that the Adviser is indirectly compensated by the wrap fee program sponsors that use the ACS Funds as an investment vehicle for their clients.

The Directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of each Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Funds’ Senior Vice President and noted the differences between a Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other, as applicable. The Directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the Directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The Adviser also informed the Directors that, in the case of certain Funds, there were no institutional accounts managed by the Adviser that utilize investment strategies similar to those of the Funds.

In the case of the AB ETFs, the Directors noted that the unitary fees for those Funds cover additional services provided by third parties and thus are not directly comparable to the Adviser’s institutional fee schedules and the schedules of fees for most other funds advised by the Adviser. The Adviser reviewed with the Directors the significantly greater scope of the services it provides to each Fund relative to institutional, offshore fund and sub-advised fund clients, as applicable. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, each Fund, as applicable, (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows (in the case of open-end Funds) and, in the case of the AB ETFs, demands considerably more managerial and administrative resources due to the potential for frequent creations and redemptions of shares; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Funds, and the different risk profile, the Directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

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In connection with their review of each Fund’s management fee, the Directors also considered the total expense ratio of the Fund in comparison to the medians for a peer group and a peer universe of funds or ETFs, as applicable, selected by the 15(c) provider. The Directors also considered the Adviser’s expense caps for certain Funds. The Directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to a Fund by others, and in most cases, the Adviser is responsible for paying such services under its unitary fee arrangement with the AB ETFs.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ expense ratios in certain periods. On the basis of this review, the Directors concluded that each Fund’s expense ratio was acceptable.

The Directors did not consider comparative expense information for the ACS Funds because those Funds do not bear ordinary expenses.

Economies of Scale

The Directors noted that the management fee schedules for certain Funds do not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The Directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The Directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Board meeting. The Directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The Directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The Directors observed that in the mutual fund industry as a whole, as well as among funds or ETFs, as applicable, similar to each Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The Directors also noted that the advisory agreements for many funds and ETFs do not have breakpoints at all. The Directors informed the Adviser that they would monitor the asset levels of the Funds without breakpoints and their profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warrant doing so.

The Directors did not consider the extent to which fee levels in the Advisory Agreement for the ACS Funds reflect economies of scale because that Advisory Agreement does not provide for any compensation to be paid to the Adviser by the ACS Funds and the expense ratio of each of those Funds is zero.

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Interim Advisory Agreements

In approving the Interim Advisory Agreements, the Boards, with the assistance of independent counsel, considered similar factors to those considered in approving the Proposed Agreements. The Interim Advisory Agreements approved by the Boards are identical to the Proposed Agreements, as well as the Current Agreements, in all material respects except for their proposed effective and termination dates and provisions intended to comply with the requirements of the relevant SEC rule, such as provisions requiring escrow of advisory fees. Under an Interim Advisory Agreement, the Adviser would continue to manage a Fund until a new advisory agreement was approved by stockholders or until the end of the 150-day period after termination of the Current Agreement, whichever would occur earlier. All fees earned by the Adviser under an Interim Advisory Agreement would be held in escrow pending shareholder approval of the Proposed Agreement. Upon approval of a new advisory agreement by stockholders, the escrowed management fees would be paid to the Adviser, and the Interim Advisory Agreement would terminate.

Information Regarding the Review and Approval of the Fund’s Current Advisory Agreement

The disinterested directors (the “directors”) of AB Active ETFs, Inc. (the “Company”) unanimously approved the Company’s Advisory Agreement with the Adviser in respect of AB New York Intermediate Municipal ETF (the “Fund”) for an initial two-year period at a meeting held in-person on May 6-8, 2025 (the “Meeting”).

Prior to approval of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed approval in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services to be provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, including the other series of the Company that are organized as exchange-traded funds (“ETFs”), their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the AB Funds.

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The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the proposed advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the proposed advisory fee, were fair and reasonable in light of the services to be performed, expenses to be incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services to be Provided

The directors considered the scope and quality of services to be provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the AB Funds. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements will be subject to the directors’ approval on a quarterly basis. The directors noted that the Adviser does not expect to request such reimbursements. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement.

Costs of Services to be Provided and Profitability

Because the Fund had not yet commenced operations, the directors were unable to consider historical information about the profitability of the Fund. However, the Adviser agreed to provide the directors with profitability information in connection with future proposed continuances of the Advisory Agreement. They also considered the costs to be borne by the Adviser in providing services to the Fund and that the Fund was unlikely to be profitable to the Adviser unless it achieves a material level of net assets.

Fall-Out Benefits

The directors considered the other benefits to the Adviser from its proposed relationship with the Fund. The directors recognized that the Adviser’s future profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

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Investment Results

Since the Fund was newly formed and had not yet commenced operations, no performance or other historical information for the Fund was available. However, it was proposed that the Fund would receive the assets of AB New York Municipal Portfolio (the “Acquired Portfolio”), a series of Sanford C. Bernstein Fund, Inc. (a mutual fund), in exchange for shares of the Fund (an exchange traded fund) and the assumption by the Fund of all the liabilities of the Acquired Portfolio. Shareholders of the Acquired Portfolio would receive shares of the Fund in a liquidating distribution of the Acquired Portfolio (the “Conversion”). The Conversion is expected to be consummated on or about November 7, 2025. Based on the Adviser’s written and oral presentations regarding the proposed management of the Fund and their general knowledge and confidence in the Adviser’s expertise in managing mutual funds and ETFs, the directors concluded that they were satisfied that the Adviser was capable of providing high quality Fund management services to the Fund.

Advisory Fees and Other Expenses

The directors considered the proposed advisory fee rate payable by the Fund to the Adviser and information prepared by an independent service provider (the “15(c) service provider”), concerning advisory fee rates payable by other ETFs in the same category as the Fund, based on the Fund’s projected net assets of $1.3 billion (the Acquired Portfolio’s current asset size). The directors noted that the proposed advisory fee is a unitary fee and that the Adviser will pay all expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other ETFs. The directors considered the Fund’s proposed contractual advisory fee rate against a peer group median and noted that it was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s proposed fee schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also noted that the proposed advisory fee rate for the Fund would be lower than that for the Acquired Portfolio.

The Adviser reviewed with the directors the significantly greater scope of the services it will provide to the Fund relative to institutional clients. In this regard, the Adviser noted, among other things, that, compared to institutional accounts, the Fund (i) demands considerably more managerial and administrative resources due to the potential for frequent creations and redemptions of shares;

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(ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations. The directors noted that the proposed unitary fee for the Fund covers additional services provided by third parties and thus is not directly comparable to the Adviser’s institutional fee schedule and the schedule of fees for most other funds advised by the Adviser.

In connection with their review of the Fund’s proposed advisory fee, the directors also considered the Fund’s projected total expense ratio in comparison to the medians for a group of similar ETFs (“peer group”) and a larger group of similar ETFs (“peer universe”) selected by the 15(c) service provider. The directors view the Fund’s projected expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others and, in most cases, the Adviser will be responsible for paying for such services under its unitary fee arrangement with the Fund. The directors noted that the Fund’s projected expense ratio was lower than the median of a peer group and above the median of a peer universe. Based on their review, the directors concluded that the Fund’s projected expense ratio was acceptable.

Economies of Scale

The directors noted that the proposed advisory fee schedule for the Fund does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among ETFs similar to the Fund, there is no uniformity or pattern in the fees and

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asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many ETFs do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset level and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

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Information Regarding the Review and Approval of the Fund’s Proposed New Advisory Agreement and Interim Advisory Agreement in the Context of a Potential Assignment

As described in more detail in the Proxy Statement for the AB Funds dated June 23, 2026, the Boards of the AB Funds, at a meeting held in-person on May 5-7, 2026, approved new advisory agreements with the Adviser (the “Proposed Agreements”) for the AB Funds, including AB Active ETFs, Inc. in respect of AB Short Duration High Yield ETF (the “Fund”), in connection with an Agreement and Plan of Merger (the “Merger Agreement”) by and among Equitable Holdings, Inc. (“Equitable”) (the holder of a majority of the partnership interests in the Adviser and the indirect parent of AllianceBernstein Corporation, the general partner of the Adviser), Corebridge Financial, Inc. (“Corebridge”), and various Corebridge subsidiaries, pursuant to which Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly formed company. Because Equitable controls the Adviser, the Merger may result in an “assignment” (within the meaning of section 2(a)(4) of the Investment Company Act) of the current advisory agreements for the AB Funds, including the Fund’s current Advisory Agreement, resulting in the automatic termination of such advisory agreements.

At the same meeting, the AB Boards also considered and approved interim advisory agreements with the Adviser (the “Interim Advisory Agreements”) for the AB Funds, including the Fund, to be effective only in the event that stockholder approval of a Proposed Agreement had not been obtained as of the date of the Merger resulting in an “assignment” of the Adviser’s current advisory agreements and their automatic termination.

A discussion regarding the basis for the Boards’ approvals at the meeting held on May 5-7, 2026, is set forth below.

At a meeting of the Boards held in-person on May 5-7, 2026, the Adviser presented its recommendation that the Boards consider and approve the Proposed Agreements. The Current Agreements provide for automatic termination in the event of an assignment, and the closing of the transaction contemplated by the Merger Agreement may result in an assignment. The Proposed Agreements are being considered to take effect upon the closing, subject to stockholder approval. In connection with their approval of the Proposed Agreements, the Boards considered their conclusions in connection with their most recent approvals of the Current Agreements, in particular in cases where the last approval of a Current Agreement was relatively recent, including the Boards’ general satisfaction with the nature and quality of services being provided and, as applicable, in the case of certain Funds, actions taken or to be taken in an effort to improve investment performance or reduce expense ratios. Also in connection with their approval of the Proposed Agreements, the Boards considered a representation made to them at that time by the Adviser that there were no additional developments not already disclosed to the Boards since their most recent approvals of

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the Current Agreements that would be a material consideration to the Boards in connection with their consideration of the Proposed Agreements, except for matters disclosed to the Boards by the Adviser. The Directors considered the fact that each Proposed Agreement would have corresponding terms and conditions identical to those of the corresponding Current Agreement with the exception of the effective date and initial term under the Proposed Agreement.

The Directors considered their knowledge of the nature and quality of the services provided by the Adviser to each Fund gained from their experience as directors or trustees of registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the Directors and its responsiveness, frankness and attention to concerns raised by the Directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Funds. The Directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of each Fund.

The Directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the Directors evaluated, among other things, the reasonableness of the management fees of the Funds they oversee. The Directors did not identify any particular information that was all-important or controlling, and different Directors may have attributed different weights to the various factors. The Directors determined that the selection of the Adviser to manage the Funds, and the overall arrangements between the Funds and the Adviser, as provided in the Proposed Agreements, including the management fees, were fair and reasonable in light of the services performed under the Current Agreements and to be performed under the Proposed Agreements, expenses incurred and to be incurred and such other matters as the Directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the Directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The Directors considered the scope and quality of services to be provided by the Adviser under the Proposed Agreements, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Funds. They also considered the information that had been provided to them by the Adviser concerning the anticipated implementation of the Merger Agreement and the Adviser’s representation that it did not anticipate that such implementation would affect the management or structure of the Adviser, have a material adverse effect on the Adviser, or adversely affect the quality of the services provided to the Funds by the Adviser and its affiliates. The Directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the Directors’ consideration. They

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also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The Directors also considered that certain Proposed Agreements, similar to the corresponding Current Agreements, provide that the Funds will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Funds by employees of the Adviser or its affiliates, and that the Adviser receives similar reimbursements from AMMAF pursuant to a separate Administrative Reimbursement Agreement. Requests for these reimbursements are made on a quarterly basis and subject to approval by the Directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Funds to the Adviser than the fee rate stated in the Proposed Agreements. The Directors noted that the Adviser did not request any reimbursements from certain Funds in the Funds’ latest fiscal year reviewed and that, in the case of the AB ETFs, the Adviser does not expect to request such reimbursements. The Directors noted that the methodology to be used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the Directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Funds’ other service providers, also was considered. The Directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to each Fund under the Proposed Agreement for the Fund.

Costs of Services to be Provided and Profitability

The Directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2024 and 2025, as applicable, that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the Directors. The Directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The Directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with a Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund, as applicable. The Directors recognized that it is difficult to make comparisons of the profitability of the Proposed Agreements with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The Directors focused on the profitability of the Adviser’s relationship with each Fund before taxes and distribution expenses, as applicable. The Directors noted that certain Funds were not profitable to the Adviser in one or more periods reviewed. The Directors concluded that the Adviser’s level of profitability from its relationship with the other Funds was not unreasonable. The Directors were unable to consider historical information about the profitability of certain Funds that had recently commenced operations and for which historical profitability information was not available. The Adviser agreed to provide the Directors with profitability information in connection with future proposed continuances of the Proposed Agreements.

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Fall-Out Benefits

The Directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the money market fund or other underlying funds advised by the Adviser in which the Funds invests, as applicable, including, but not limited to, as applicable, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients) in the case of certain Funds; 12b-1 fees and sales charges received by the principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the shares of most of the Funds; brokerage commissions paid by certain Funds to brokers affiliated with the Adviser; and transfer agency fees paid by most of the Funds to a wholly owned subsidiary of the Adviser. The Directors recognized that the Adviser’s profitability would be somewhat lower, and that a Fund’s unprofitability to the Adviser would be exacerbated, without these benefits. The Directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the Directors in connection with the Board meeting at which the Proposed Agreements were approved, the Directors receive detailed performance information for the Funds at each regular Board meeting during the year.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ underperformance in certain periods. The Directors also reviewed updated performance information and, in some cases, discussed with the Adviser the reasons for changes in performance or continued underperformance. On the basis of this review, the Directors determined to continue to monitor the performance of certain Funds closely and concluded that the investment performance of each other Fund was acceptable.

Management Fees and Other Expenses

The Directors considered the management fee rate payable by each Fund to the Adviser and information prepared by an independent service provider (the ‘‘15(c) provider’’) concerning management fee rates payable by other funds or exchange-traded funds (“ETFs”), as applicable, in the same category as the Fund or the AB ETFs, as applicable. In the case of the AB ETFs, the Directors noted that the management fee is a unitary fee and that the Adviser pays all expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The Directors recognized that it is difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds or ETFs. The Directors also considered the Adviser’s fee waivers for certain Funds. The Directors compared each Fund’s contractual management fee rate with a peer group median, and

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where applicable, took into account the impact on the management fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year. In the case of the ACS Funds, the Directors noted that the management fee rate is zero but also were cognizant that the Adviser is indirectly compensated by the wrap fee program sponsors that use the ACS Funds as an investment vehicle for their clients.

The Directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of each Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Funds’ Senior Vice President and noted the differences between a Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other, as applicable. The Directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the Directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The Adviser also informed the Directors that, in the case of certain Funds, there were no institutional accounts managed by the Adviser that utilize investment strategies similar to those of the Funds.

In the case of the AB ETFs, the Directors noted that the unitary fees for those Funds cover additional services provided by third parties and thus are not directly comparable to the Adviser’s institutional fee schedules and the schedules of fees for most other funds advised by the Adviser. The Adviser reviewed with the Directors the significantly greater scope of the services it provides to each Fund relative to institutional, offshore fund and sub-advised fund clients, as applicable. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, each Fund, as applicable, (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows (in the case of open-end Funds) and, in the case of the AB ETFs, demands considerably more managerial and administrative resources due to the potential for frequent creations and redemptions of shares; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Funds, and the different risk profile, the Directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

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In connection with their review of each Fund’s management fee, the Directors also considered the total expense ratio of the Fund in comparison to the medians for a peer group and a peer universe of funds or ETFs, as applicable, selected by the 15(c) provider. The Directors also considered the Adviser’s expense caps for certain Funds. The Directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to a Fund by others, and in most cases, the Adviser is responsible for paying such services under its unitary fee arrangement with the AB ETFs.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ expense ratios in certain periods. On the basis of this review, the Directors concluded that each Fund’s expense ratio was acceptable.

The Directors did not consider comparative expense information for the ACS Funds because those Funds do not bear ordinary expenses.

Economies of Scale

The Directors noted that the management fee schedules for certain Funds do not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The Directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The Directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Board meeting. The Directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The Directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The Directors observed that in the mutual fund industry as a whole, as well as among funds or ETFs, as applicable, similar to each Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The Directors also noted that the advisory agreements for many funds and ETFs do not have breakpoints at all. The Directors informed the Adviser that they would monitor the asset levels of the Funds without breakpoints and their profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warrant doing so.

The Directors did not consider the extent to which fee levels in the Advisory Agreement for the ACS Funds reflect economies of scale because that Advisory Agreement does not provide for any compensation to be paid to the Adviser by the ACS Funds and the expense ratio of each of those Funds is zero.

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Interim Advisory Agreements

In approving the Interim Advisory Agreements, the Boards, with the assistance of independent counsel, considered similar factors to those considered in approving the Proposed Agreements. The Interim Advisory Agreements approved by the Boards are identical to the Proposed Agreements, as well as the Current Agreements, in all material respects except for their proposed effective and termination dates and provisions intended to comply with the requirements of the relevant SEC rule, such as provisions requiring escrow of advisory fees. Under an Interim Advisory Agreement, the Adviser would continue to manage a Fund until a new advisory agreement was approved by stockholders or until the end of the 150-day period after termination of the Current Agreement, whichever would occur earlier. All fees earned by the Adviser under an Interim Advisory Agreement would be held in escrow pending shareholder approval of the Proposed Agreement. Upon approval of a new advisory agreement by stockholders, the escrowed management fees would be paid to the Adviser, and the Interim Advisory Agreement would terminate.

Information Regarding the Review and Approval of the Fund’s Current Advisory Agreement

The disinterested directors (the “directors”) of AB Active ETFs, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Short Duration High Yield ETF (the “Fund”) at a meeting held in-person on August 5-6, 2025 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, including the other series of the Company that are organized as exchange-traded funds (“ETFs”), their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

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The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and may from time to time propose changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements will be subject to the directors’ approval on a quarterly basis. The directors noted that the Adviser does not expect to request such reimbursements. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for the period ended December 31, 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing profitability data for ETFs and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund. The directors recognized that it is difficult to make comparisons of profitability of the Advisory Agreement with the profitability of ETF advisory contracts for unaffiliated ETFs because comparative information is not generally publicly

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available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser from its relationship with the Fund and the money market fund advised by the Adviser in which the Fund invests. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting since the Fund’s inception.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Fund (including its predecessor mutual fund) against a group of similar ETFs (“peer group”) and a larger group of similar ETFs (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing the Fund’s performance (including its predecessor mutual fund) against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10- year periods ended May 31, 2025 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other ETFs in the same category as the Fund. The directors noted that the advisory fee is a unitary fee and that the Adviser pays all expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other ETFs. The directors compared the Fund’s contractual advisory fee rate against a peer group median and noted that it was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule

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and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The directors noted that the unitary fee for the Fund covers additional services provided by third parties and thus is not directly comparable to the Adviser’s institutional fee schedule and the schedule of fees for most other funds advised by the Adviser. The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore fund or sub-advisory accounts, the Fund (i) demands considerably more managerial and administrative resources due to the potential for frequent creations and redemptions of shares; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the Fund’s total expense ratio in comparison to the medians for a peer group and a peer universe of ETFs selected by the 15(c) service provider. The Fund’s expense ratio was based on the Fund’s latest fiscal year. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others and, in most cases, the Adviser is responsible for paying for such services under its unitary fee arrangements with the Fund. The directors noted that the Fund’s expense ratio was lower than the medians. Based their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual

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fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among ETFs similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many ETFs do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset level and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

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Information Regarding the Review and Approval of the Fund’s Proposed New Advisory Agreement and Interim Advisory Agreement in the Context of a Potential Assignment

As described in more detail in the Proxy Statement for the AB Funds dated June 23, 2026, the Boards of the AB Funds, at a meeting held in-person on May 5-7, 2026, approved new advisory agreements with the Adviser (the “Proposed Agreements”) for the AB Funds, including AB Active ETFs, Inc. in respect of AB Short Duration Income ETF (the “Fund”), in connection with an Agreement and Plan of Merger (the “Merger Agreement”) by and among Equitable Holdings, Inc. (“Equitable”) (the holder of a majority of the partnership interests in the Adviser and the indirect parent of AllianceBernstein Corporation, the general partner of the Adviser), Corebridge Financial, Inc. (“Corebridge”), and various Corebridge subsidiaries, pursuant to which Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly formed company. Because Equitable controls the Adviser, the Merger may result in an “assignment” (within the meaning of section 2(a)(4) of the Investment Company Act) of the current advisory agreements for the AB Funds, including the Fund’s current Advisory Agreement, resulting in the automatic termination of such advisory agreements.

At the same meeting, the AB Boards also considered and approved interim advisory agreements with the Adviser (the “Interim Advisory Agreements”) for the AB Funds, including the Fund, to be effective only in the event that stockholder approval of a Proposed Agreement had not been obtained as of the date of the Merger resulting in an “assignment” of the Adviser’s current advisory agreements and their automatic termination.

A discussion regarding the basis for the Boards’ approvals at the meeting held on May 5-7, 2026, is set forth below.

At a meeting of the Boards held in-person on May 5-7, 2026, the Adviser presented its recommendation that the Boards consider and approve the Proposed Agreements. The Current Agreements provide for automatic termination in the event of an assignment, and the closing of the transaction contemplated by the Merger Agreement may result in an assignment. The Proposed Agreements are being considered to take effect upon the closing, subject to stockholder approval. In connection with their approval of the Proposed Agreements, the Boards considered their conclusions in connection with their most recent approvals of the Current Agreements, in particular in cases where the last approval of a Current Agreement was relatively recent, including the Boards’ general satisfaction with the nature and quality of services being provided and, as applicable, in the case of certain Funds, actions taken or to be taken in an effort to improve investment performance or reduce expense ratios. Also in connection with their approval of the Proposed Agreements, the Boards considered a representation made to them at that time by the Adviser that there were no additional developments not already disclosed to the Boards since their most recent approvals of the Current Agreements that would be a material consideration to the Boards in

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connection with their consideration of the Proposed Agreements, except for matters disclosed to the Boards by the Adviser. The Directors considered the fact that each Proposed Agreement would have corresponding terms and conditions identical to those of the corresponding Current Agreement with the exception of the effective date and initial term under the Proposed Agreement.

The Directors considered their knowledge of the nature and quality of the services provided by the Adviser to each Fund gained from their experience as directors or trustees of registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the Directors and its responsiveness, frankness and attention to concerns raised by the Directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Funds. The Directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of each Fund.

The Directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the Directors evaluated, among other things, the reasonableness of the management fees of the Funds they oversee. The Directors did not identify any particular information that was all-important or controlling, and different Directors may have attributed different weights to the various factors. The Directors determined that the selection of the Adviser to manage the Funds, and the overall arrangements between the Funds and the Adviser, as provided in the Proposed Agreements, including the management fees, were fair and reasonable in light of the services performed under the Current Agreements and to be performed under the Proposed Agreements, expenses incurred and to be incurred and such other matters as the Directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the Directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The Directors considered the scope and quality of services to be provided by the Adviser under the Proposed Agreements, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Funds. They also considered the information that had been provided to them by the Adviser concerning the anticipated implementation of the Merger Agreement and the Adviser’s representation that it did not anticipate that such implementation would affect the management or structure of the Adviser, have a material adverse effect on the Adviser, or adversely affect the quality of the services provided to the Funds by the Adviser and its affiliates. The Directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the Directors’ consideration. They also noted the professional experience and qualifications of each Fund’s

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portfolio management team and other senior personnel of the Adviser. The Directors also considered that certain Proposed Agreements, similar to the corresponding Current Agreements, provide that the Funds will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Funds by employees of the Adviser or its affiliates, and that the Adviser receives similar reimbursements from AMMAF pursuant to a separate Administrative Reimbursement Agreement. Requests for these reimbursements are made on a quarterly basis and subject to approval by the Directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Funds to the Adviser than the fee rate stated in the Proposed Agreements. The Directors noted that the Adviser did not request any reimbursements from certain Funds in the Funds’ latest fiscal year reviewed and that, in the case of the AB ETFs, the Adviser does not expect to request such reimbursements. The Directors noted that the methodology to be used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the Directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Funds’ other service providers, also was considered. The Directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to each Fund under the Proposed Agreement for the Fund.

Costs of Services to be Provided and Profitability

The Directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2024 and 2025, as applicable, that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the Directors. The Directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The Directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with a Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund, as applicable. The Directors recognized that it is difficult to make comparisons of the profitability of the Proposed Agreements with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The Directors focused on the profitability of the Adviser’s relationship with each Fund before taxes and distribution expenses, as applicable. The Directors noted that certain Funds were not profitable to the Adviser in one or more periods reviewed. The Directors concluded that the Adviser’s level of profitability from its relationship with the other Funds was not unreasonable. The Directors were unable to consider historical information about the profitability of certain Funds that had recently commenced operations and for which historical profitability information was not available. The Adviser agreed to provide the Directors with profitability information in connection with future proposed continuances of the Proposed Agreements.

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Fall-Out Benefits

The Directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the money market fund or other underlying funds advised by the Adviser in which the Funds invests, as applicable, including, but not limited to, as applicable, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients) in the case of certain Funds; 12b-1 fees and sales charges received by the principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the shares of most of the Funds; brokerage commissions paid by certain Funds to brokers affiliated with the Adviser; and transfer agency fees paid by most of the Funds to a wholly owned subsidiary of the Adviser. The Directors recognized that the Adviser’s profitability would be somewhat lower, and that a Fund’s unprofitability to the Adviser would be exacerbated, without these benefits. The Directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the Directors in connection with the Board meeting at which the Proposed Agreements were approved, the Directors receive detailed performance information for the Funds at each regular Board meeting during the year.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ underperformance in certain periods. The Directors also reviewed updated performance information and, in some cases, discussed with the Adviser the reasons for changes in performance or continued underperformance. On the basis of this review, the Directors determined to continue to monitor the performance of certain Funds closely and concluded that the investment performance of each other Fund was acceptable.

Management Fees and Other Expenses

The Directors considered the management fee rate payable by each Fund to the Adviser and information prepared by an independent service provider (the “15(c) provider”) concerning management fee rates payable by other funds or exchange-traded funds (“ETFs”), as applicable, in the same category as the Fund or the AB ETFs, as applicable. In the case of the AB ETFs, the Directors noted that the management fee is a unitary fee and that the Adviser pays all expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The Directors recognized that it is difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds or ETFs. The Directors also considered the Adviser’s fee waivers for certain Funds. The Directors compared each Fund’s contractual management fee rate with a peer group median, and where applicable, took into account the impact on the management fee rate of

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the administrative expense reimbursement paid to the Adviser in the latest fiscal year. In the case of the ACS Funds, the Directors noted that the management fee rate is zero but also were cognizant that the Adviser is indirectly compensated by the wrap fee program sponsors that use the ACS Funds as an investment vehicle for their clients.

The Directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of each Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Funds’ Senior Vice President and noted the differences between a Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other, as applicable. The Directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the Directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The Adviser also informed the Directors that, in the case of certain Funds, there were no institutional accounts managed by the Adviser that utilize investment strategies similar to those of the Funds.

In the case of the AB ETFs, the Directors noted that the unitary fees for those Funds cover additional services provided by third parties and thus are not directly comparable to the Adviser’s institutional fee schedules and the schedules of fees for most other funds advised by the Adviser. The Adviser reviewed with the Directors the significantly greater scope of the services it provides to each Fund relative to institutional, offshore fund and sub-advised fund clients, as applicable. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, each Fund, as applicable, (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows (in the case of open-end Funds) and, in the case of the AB ETFs, demands considerably more managerial and administrative resources due to the potential for frequent creations and redemptions of shares; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Funds, and the different risk profile, the Directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

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In connection with their review of each Fund’s management fee, the Directors also considered the total expense ratio of the Fund in comparison to the medians for a peer group and a peer universe of funds or ETFs, as applicable, selected by the 15(c) provider. The Directors also considered the Adviser’s expense caps for certain Funds. The Directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to a Fund by others, and in most cases, the Adviser is responsible for paying such services under its unitary fee arrangement with the AB ETFs.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ expense ratios in certain periods. On the basis of this review, the Directors concluded that each Fund’s expense ratio was acceptable.

The Directors did not consider comparative expense information for the ACS Funds because those Funds do not bear ordinary expenses.

Economies of Scale

The Directors noted that the management fee schedules for certain Funds do not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The Directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The Directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Board meeting. The Directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The Directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The Directors observed that in the mutual fund industry as a whole, as well as among funds or ETFs, as applicable, similar to each Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The Directors also noted that the advisory agreements for many funds and ETFs do not have breakpoints at all. The Directors informed the Adviser that they would monitor the asset levels of the Funds without breakpoints and their profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warrant doing so.

The Directors did not consider the extent to which fee levels in the Advisory Agreement for the ACS Funds reflect economies of scale because that Advisory Agreement does not provide for any compensation to be paid to the Adviser by the ACS Funds and the expense ratio of each of those Funds is zero.

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Interim Advisory Agreements

In approving the Interim Advisory Agreements, the Boards, with the assistance of independent counsel, considered similar factors to those considered in approving the Proposed Agreements. The Interim Advisory Agreements approved by the Boards are identical to the Proposed Agreements, as well as the Current Agreements, in all material respects except for their proposed effective and termination dates and provisions intended to comply with the requirements of the relevant SEC rule, such as provisions requiring escrow of advisory fees. Under an Interim Advisory Agreement, the Adviser would continue to manage a Fund until a new advisory agreement was approved by stockholders or until the end of the 150-day period after termination of the Current Agreement, whichever would occur earlier. All fees earned by the Adviser under an Interim Advisory Agreement would be held in escrow pending shareholder approval of the Proposed Agreement. Upon approval of a new advisory agreement by stockholders, the escrowed management fees would be paid to the Adviser, and the Interim Advisory Agreement would terminate.

Information Regarding the Review and Approval of the Fund’s Current Advisory Agreement

The disinterested directors (the “directors”) of AB Active ETFs, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Short Duration Income ETF (the “Fund”) at a meeting held in-person on August 5-6, 2025 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, including the other series of the Company that are organized as exchange-traded funds (“ETFs”), their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

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The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and may from time to time propose changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements will be subject to the directors’ approval on a quarterly basis. The directors noted that the Adviser does not expect to request such reimbursements. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for the period ended December 31, 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing profitability data for ETFs and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund. The directors recognized that it is difficult to make comparisons of profitability of the Advisory Agreement with the profitability of ETF advisory contracts for unaffiliated ETFs because comparative information is not generally publicly available and is affected by numerous factors.

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The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors noted that the Fund was not profitable to the Adviser in the period reviewed.

Fall-Out Benefits

The directors considered the other benefits to the Adviser from its relationship with the Fund and the money market fund advised by the Adviser in which the Fund invests. The directors recognized that the Fund’s unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting since the Fund’s inception.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Fund (including its predecessor mutual fund) against a group of similar ETFs (“peer group”) and a larger group of similar ETFs (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing the Fund’s performance (including its predecessor mutual fund) against a broad-based securities market index, in each case for the 1-, 3- and 5-year periods ended May 31, 2025 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other ETFs in the same category as the Fund. The directors noted that the advisory fee is a unitary fee and that the Adviser pays all expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other ETFs. The directors compared the Fund’s contractual advisory fee rate against a peer group median and noted that it was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for

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services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The directors noted that the unitary fee for the Fund covers additional services provided by third parties and thus is not directly comparable to the Adviser’s institutional fee schedule and the schedule of fees for most other funds advised by the Adviser. The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more managerial and administrative resources due to the potential for frequent creations and redemptions of shares; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the Fund’s total expense ratio in comparison to the medians for a peer group and a peer universe of ETFs selected by the 15(c) service provider. The Fund’s expense ratio was based on the Fund’s latest fiscal year. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others and, in most cases, the Adviser is responsible for paying for such services under its unitary fee arrangements with the Fund. The directors noted that the Fund’s expense ratio was lower than the medians. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also

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had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among ETFs similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many ETFs do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset level and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

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Information Regarding the Review and Approval of the Fund’s Proposed New Advisory Agreement and Interim Advisory Agreement in the Context of a Potential Assignment

As described in more detail in the Proxy Statement for the AB Funds dated June 23, 2026, the Boards of the AB Funds, at a meeting held in-person on May 5-7, 2026, approved new advisory agreements with the Adviser (the “Proposed Agreements”) for the AB Funds, including AB Active ETFs, Inc. in respect of AB Tax-Aware Intermediate Municipal ETF (the “Fund”), in connection with an Agreement and Plan of Merger (the “Merger Agreement”) by and among Equitable Holdings, Inc. (“Equitable”) (the holder of a majority of the partnership interests in the Adviser and the indirect parent of AllianceBernstein Corporation, the general partner of the Adviser), Corebridge Financial, Inc. (“Corebridge”), and various Corebridge subsidiaries, pursuant to which Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly formed company. Because Equitable controls the Adviser, the Merger may result in an “assignment” (within the meaning of section 2(a)(4) of the Investment Company Act) of the current advisory agreements for the AB Funds, including the Fund’s current Advisory Agreement, resulting in the automatic termination of such advisory agreements.

At the same meeting, the AB Boards also considered and approved interim advisory agreements with the Adviser (the “Interim Advisory Agreements”) for the AB Funds, including the Fund, to be effective only in the event that stockholder approval of a Proposed Agreement had not been obtained as of the date of the Merger resulting in an “assignment” of the Adviser’s current advisory agreements and their automatic termination.

A discussion regarding the basis for the Boards’ approvals at the meeting held on May 5-7, 2026, is set forth below.

At a meeting of the Boards held in-person on May 5-7, 2026, the Adviser presented its recommendation that the Boards consider and approve the Proposed Agreements. The Current Agreements provide for automatic termination in the event of an assignment, and the closing of the transaction contemplated by the Merger Agreement may result in an assignment. The Proposed Agreements are being considered to take effect upon the closing, subject to stockholder approval. In connection with their approval of the Proposed Agreements, the Boards considered their conclusions in connection with their most recent approvals of the Current Agreements, in particular in cases where the last approval of a Current Agreement was relatively recent, including the Boards’ general satisfaction with the nature and quality of services being provided and, as applicable, in the case of certain Funds, actions taken or to be taken in an effort to improve investment performance or reduce expense ratios. Also in connection with their approval of the Proposed Agreements, the Boards considered a representation made to them at that time by the Adviser that there were no additional developments not already disclosed to the Boards since their most recent approvals of the Current Agreements that would be a material consideration to the Boards in

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connection with their consideration of the Proposed Agreements, except for matters disclosed to the Boards by the Adviser. The Directors considered the fact that each Proposed Agreement would have corresponding terms and conditions identical to those of the corresponding Current Agreement with the exception of the effective date and initial term under the Proposed Agreement.

The Directors considered their knowledge of the nature and quality of the services provided by the Adviser to each Fund gained from their experience as directors or trustees of registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the Directors and its responsiveness, frankness and attention to concerns raised by the Directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Funds. The Directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of each Fund.

The Directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the Directors evaluated, among other things, the reasonableness of the management fees of the Funds they oversee. The Directors did not identify any particular information that was all-important or controlling, and different Directors may have attributed different weights to the various factors. The Directors determined that the selection of the Adviser to manage the Funds, and the overall arrangements between the Funds and the Adviser, as provided in the Proposed Agreements, including the management fees, were fair and reasonable in light of the services performed under the Current Agreements and to be performed under the Proposed Agreements, expenses incurred and to be incurred and such other matters as the Directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the Directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The Directors considered the scope and quality of services to be provided by the Adviser under the Proposed Agreements, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Funds. They also considered the information that had been provided to them by the Adviser concerning the anticipated implementation of the Merger Agreement and the Adviser’s representation that it did not anticipate that such implementation would affect the management or structure of the Adviser, have a material adverse effect on the Adviser, or adversely affect the quality of the services provided to the Funds by the Adviser and its affiliates. The Directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the Directors’ consideration. They also noted the professional experience and qualifications of each Fund’s

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portfolio management team and other senior personnel of the Adviser. The Directors also considered that certain Proposed Agreements, similar to the corresponding Current Agreements, provide that the Funds will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Funds by employees of the Adviser or its affiliates, and that the Adviser receives similar reimbursements from AMMAF pursuant to a separate Administrative Reimbursement Agreement. Requests for these reimbursements are made on a quarterly basis and subject to approval by the Directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Funds to the Adviser than the fee rate stated in the Proposed Agreements. The Directors noted that the Adviser did not request any reimbursements from certain Funds in the Funds’ latest fiscal year reviewed and that, in the case of the AB ETFs, the Adviser does not expect to request such reimbursements. The Directors noted that the methodology to be used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the Directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Funds’ other service providers, also was considered. The Directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to each Fund under the Proposed Agreement for the Fund.

Costs of Services to be Provided and Profitability

The Directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2024 and 2025, as applicable, that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the Directors. The Directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The Directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with a Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund, as applicable. The Directors recognized that it is difficult to make comparisons of the profitability of the Proposed Agreements with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The Directors focused on the profitability of the Adviser’s relationship with each Fund before taxes and distribution expenses, as applicable. The Directors noted that certain Funds were not profitable to the Adviser in one or more periods reviewed. The Directors concluded that the Adviser’s level of profitability from its relationship with the other Funds was not unreasonable. The Directors were unable to consider historical information about the profitability of certain Funds that had recently commenced operations and for which historical profitability information was not available. The Adviser agreed to provide the Directors with profitability information in connection with future proposed continuances of the Proposed Agreements.

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Fall-Out Benefits

The Directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the money market fund or other underlying funds advised by the Adviser in which the Funds invests, as applicable, including, but not limited to, as applicable, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients) in the case of certain Funds; 12b-1 fees and sales charges received by the principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the shares of most of the Funds; brokerage commissions paid by certain Funds to brokers affiliated with the Adviser; and transfer agency fees paid by most of the Funds to a wholly owned subsidiary of the Adviser. The Directors recognized that the Adviser’s profitability would be somewhat lower, and that a Fund’s unprofitability to the Adviser would be exacerbated, without these benefits. The Directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the Directors in connection with the Board meeting at which the Proposed Agreements were approved, the Directors receive detailed performance information for the Funds at each regular Board meeting during the year.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ underperformance in certain periods. The Directors also reviewed updated performance information and, in some cases, discussed with the Adviser the reasons for changes in performance or continued underperformance. On the basis of this review, the Directors determined to continue to monitor the performance of certain Funds closely and concluded that the investment performance of each other Fund was acceptable.

Management Fees and Other Expenses

The Directors considered the management fee rate payable by each Fund to the Adviser and information prepared by an independent service provider (the “15(c) provider”) concerning management fee rates payable by other funds or exchange-traded funds (“ETFs”), as applicable, in the same category as the Fund or the AB ETFs, as applicable. In the case of the AB ETFs, the Directors noted that the management fee is a unitary fee and that the Adviser pays all expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The Directors recognized that it is difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds or ETFs. The Directors also considered the Adviser’s fee waivers for certain Funds. The Directors compared each Fund’s contractual management fee rate with a peer group median, and where applicable, took into account the impact on the management fee rate of

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the administrative expense reimbursement paid to the Adviser in the latest fiscal year. In the case of the ACS Funds, the Directors noted that the management fee rate is zero but also were cognizant that the Adviser is indirectly compensated by the wrap fee program sponsors that use the ACS Funds as an investment vehicle for their clients.

The Directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of each Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Funds’ Senior Vice President and noted the differences between a Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other, as applicable. The Directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the Directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The Adviser also informed the Directors that, in the case of certain Funds, there were no institutional accounts managed by the Adviser that utilize investment strategies similar to those of the Funds.

In the case of the AB ETFs, the Directors noted that the unitary fees for those Funds cover additional services provided by third parties and thus are not directly comparable to the Adviser’s institutional fee schedules and the schedules of fees for most other funds advised by the Adviser. The Adviser reviewed with the Directors the significantly greater scope of the services it provides to each Fund relative to institutional, offshore fund and sub-advised fund clients, as applicable. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, each Fund, as applicable, (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows (in the case of open-end Funds) and, in the case of the AB ETFs, demands considerably more managerial and administrative resources due to the potential for frequent creations and redemptions of shares; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Funds, and the different risk profile, the Directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

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In connection with their review of each Fund’s management fee, the Directors also considered the total expense ratio of the Fund in comparison to the medians for a peer group and a peer universe of funds or ETFs, as applicable, selected by the 15(c) provider. The Directors also considered the Adviser’s expense caps for certain Funds. The Directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to a Fund by others, and in most cases, the Adviser is responsible for paying such services under its unitary fee arrangement with the AB ETFs.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ expense ratios in certain periods. On the basis of this review, the Directors concluded that each Fund’s expense ratio was acceptable.

The Directors did not consider comparative expense information for the ACS Funds because those Funds do not bear ordinary expenses.

Economies of Scale

The Directors noted that the management fee schedules for certain Funds do not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The Directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The Directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Board meeting. The Directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The Directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The Directors observed that in the mutual fund industry as a whole, as well as among funds or ETFs, as applicable, similar to each Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The Directors also noted that the advisory agreements for many funds and ETFs do not have breakpoints at all. The Directors informed the Adviser that they would monitor the asset levels of the Funds without breakpoints and their profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warrant doing so.

The Directors did not consider the extent to which fee levels in the Advisory Agreement for the ACS Funds reflect economies of scale because that Advisory Agreement does not provide for any compensation to be paid to the Adviser by the ACS Funds and the expense ratio of each of those Funds is zero.

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Interim Advisory Agreements

In approving the Interim Advisory Agreements, the Boards, with the assistance of independent counsel, considered similar factors to those considered in approving the Proposed Agreements. The Interim Advisory Agreements approved by the Boards are identical to the Proposed Agreements, as well as the Current Agreements, in all material respects except for their proposed effective and termination dates and provisions intended to comply with the requirements of the relevant SEC rule, such as provisions requiring escrow of advisory fees. Under an Interim Advisory Agreement, the Adviser would continue to manage a Fund until a new advisory agreement was approved by stockholders or until the end of the 150-day period after termination of the Current Agreement, whichever would occur earlier. All fees earned by the Adviser under an Interim Advisory Agreement would be held in escrow pending shareholder approval of the Proposed Agreement. Upon approval of a new advisory agreement by stockholders, the escrowed management fees would be paid to the Adviser, and the Interim Advisory Agreement would terminate.

Information Regarding the Review and Approval of the Fund’s Current Advisory Agreement

The disinterested directors (the “directors”) of AB Active ETFs, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Tax-Aware Intermediate Municipal ETF (the “Fund”) at a meeting held in-person on August 5-6, 2025 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, including the other series of the Company that are organized as exchange-traded funds (“ETFs”), their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

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The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and may from time to time propose changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements will be subject to the directors’ approval on a quarterly basis. The directors noted that the Adviser does not expect to request such reimbursements. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar year 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing profitability data for ETFs and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund. The directors recognized that it is difficult to make comparisons of profitability of the Advisory Agreement with the profitability of ETF advisory contracts for unaffiliated ETFs because comparative information is not generally publicly available and is affected by

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numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors noted that the Fund was not profitable to the Adviser in the period reviewed.

Fall-Out Benefits

The directors considered the other benefits to the Adviser from its relationship with the Fund and the money market fund advised by the Adviser in which the Fund invests. The directors recognized that the Fund’s unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting since the Fund’s inception.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Fund against a group of similar ETFs (“peer group”) and a larger group of similar ETFs (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing the Fund’s performance against a broad-based securities market index, in each case for the 1-year period ended May 31, 2025 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other ETFs in the same category as the Fund. The directors noted that the advisory fee is a unitary fee and that the Adviser pays all expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other ETFs. The directors compared the Fund’s contractual advisory fee rate against a peer group median and noted that it was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

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The directors noted that the unitary fee for the Fund covers additional services provided by third parties and thus is not directly comparable to the Adviser’s institutional fee schedule and the schedule of fees for most other funds advised by the Adviser. The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional clients. In this regard, the Adviser noted, among other things, that, compared to institutional accounts, the Fund (i) demands considerably more managerial and administrative resources due to the potential for frequent creations and redemptions of shares; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the Fund’s total expense ratio in comparison to the medians for a peer group and a peer universe of ETFs selected by the 15(c) service provider. The Fund’s expense ratio was based on the Fund’s latest fiscal year. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others and, in most cases, the Adviser is responsible for paying for such services under its unitary fee arrangements with the Fund. The directors noted that the Fund’s expense ratio was lower than the medians. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed

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that in the mutual fund industry as a whole, as well as among ETFs similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many ETFs do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset level and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

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Information Regarding the Review and Approval of the Fund’s Proposed New Advisory Agreement and Interim Advisory Agreement in the Context of a Potential Assignment

As described in more detail in the Proxy Statement for the AB Funds dated June 23, 2026, the Boards of the AB Funds, at a meeting held in-person on May 5-7, 2026, approved new advisory agreements with the Adviser (the “Proposed Agreements”) for the AB Funds, including AB Active ETFs, Inc. in respect of AB Tax-Aware Long Municipal ETF (the “Fund”), in connection with an Agreement and Plan of Merger (the “Merger Agreement”) by and among Equitable Holdings, Inc. (“Equitable”) (the holder of a majority of the partnership interests in the Adviser and the indirect parent of AllianceBernstein Corporation, the general partner of the Adviser), Corebridge Financial, Inc. (“Corebridge”), and various Corebridge subsidiaries, pursuant to which Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly formed company. Because Equitable controls the Adviser, the Merger may result in an “assignment” (within the meaning of section 2(a)(4) of the Investment Company Act) of the current advisory agreements for the AB Funds, including the Fund’s current Advisory Agreement, resulting in the automatic termination of such advisory agreements.

At the same meeting, the AB Boards also considered and approved interim advisory agreements with the Adviser (the “Interim Advisory Agreements”) for the AB Funds, including the Fund, to be effective only in the event that stockholder approval of a Proposed Agreement had not been obtained as of the date of the Merger resulting in an “assignment” of the Adviser’s current advisory agreements and their automatic termination.

A discussion regarding the basis for the Boards’ approvals at the meeting held on May 5-7, 2026, is set forth below.

At a meeting of the Boards held in-person on May 5-7, 2026, the Adviser presented its recommendation that the Boards consider and approve the Proposed Agreements. The Current Agreements provide for automatic termination in the event of an assignment, and the closing of the transaction contemplated by the Merger Agreement may result in an assignment. The Proposed Agreements are being considered to take effect upon the closing, subject to stockholder approval. In connection with their approval of the Proposed Agreements, the Boards considered their conclusions in connection with their most recent approvals of the Current Agreements, in particular in cases where the last approval of a Current Agreement was relatively recent, including the Boards’ general satisfaction with the nature and quality of services being provided and, as applicable, in the case of certain Funds, actions taken or to be taken in an effort to improve investment performance or reduce expense ratios. Also in connection with their approval of the Proposed Agreements, the Boards considered a representation made to them at that time by the Adviser that there were no additional developments not already disclosed to the Boards since their most recent approvals of the Current Agreements that would be a material consideration to the Boards in

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connection with their consideration of the Proposed Agreements, except for matters disclosed to the Boards by the Adviser. The Directors considered the fact that each Proposed Agreement would have corresponding terms and conditions identical to those of the corresponding Current Agreement with the exception of the effective date and initial term under the Proposed Agreement.

The Directors considered their knowledge of the nature and quality of the services provided by the Adviser to each Fund gained from their experience as directors or trustees of registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the Directors and its responsiveness, frankness and attention to concerns raised by the Directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Funds. The Directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of each Fund.

The Directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the Directors evaluated, among other things, the reasonableness of the management fees of the Funds they oversee. The Directors did not identify any particular information that was all-important or controlling, and different Directors may have attributed different weights to the various factors. The Directors determined that the selection of the Adviser to manage the Funds, and the overall arrangements between the Funds and the Adviser, as provided in the Proposed Agreements, including the management fees, were fair and reasonable in light of the services performed under the Current Agreements and to be performed under the Proposed Agreements, expenses incurred and to be incurred and such other matters as the Directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the Directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The Directors considered the scope and quality of services to be provided by the Adviser under the Proposed Agreements, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Funds. They also considered the information that had been provided to them by the Adviser concerning the anticipated implementation of the Merger Agreement and the Adviser’s representation that it did not anticipate that such implementation would affect the management or structure of the Adviser, have a material adverse effect on the Adviser, or adversely affect the quality of the services provided to the Funds by the Adviser and its affiliates. The Directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the Directors’ consideration. They also noted the professional experience and qualifications of each Fund’s

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portfolio management team and other senior personnel of the Adviser. The Directors also considered that certain Proposed Agreements, similar to the corresponding Current Agreements, provide that the Funds will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Funds by employees of the Adviser or its affiliates, and that the Adviser receives similar reimbursements from AMMAF pursuant to a separate Administrative Reimbursement Agreement. Requests for these reimbursements are made on a quarterly basis and subject to approval by the Directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Funds to the Adviser than the fee rate stated in the Proposed Agreements. The Directors noted that the Adviser did not request any reimbursements from certain Funds in the Funds’ latest fiscal year reviewed and that, in the case of the AB ETFs, the Adviser does not expect to request such reimbursements. The Directors noted that the methodology to be used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the Directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Funds’ other service providers, also was considered. The Directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to each Fund under the Proposed Agreement for the Fund.

Costs of Services to be Provided and Profitability

The Directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2024 and 2025, as applicable, that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the Directors. The Directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The Directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with a Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund, as applicable. The Directors recognized that it is difficult to make comparisons of the profitability of the Proposed Agreements with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The Directors focused on the profitability of the Adviser’s relationship with each Fund before taxes and distribution expenses, as applicable. The Directors noted that certain Funds were not profitable to the Adviser in one or more periods reviewed. The Directors concluded that the Adviser’s level of profitability from its relationship with the other Funds was not unreasonable. The Directors were unable to consider historical information about the profitability of certain Funds that had recently commenced operations and for which historical profitability information was not available. The Adviser agreed to provide the Directors with profitability information in connection with future proposed continuances of the Proposed Agreements.

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Fall-Out Benefits

The Directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the money market fund or other underlying funds advised by the Adviser in which the Funds invests, as applicable, including, but not limited to, as applicable, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients) in the case of certain Funds; 12b-1 fees and sales charges received by the principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the shares of most of the Funds; brokerage commissions paid by certain Funds to brokers affiliated with the Adviser; and transfer agency fees paid by most of the Funds to a wholly owned subsidiary of the Adviser. The Directors recognized that the Adviser’s profitability would be somewhat lower, and that a Fund’s unprofitability to the Adviser would be exacerbated, without these benefits. The Directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the Directors in connection with the Board meeting at which the Proposed Agreements were approved, the Directors receive detailed performance information for the Funds at each regular Board meeting during the year.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ underperformance in certain periods. The Directors also reviewed updated performance information and, in some cases, discussed with the Adviser the reasons for changes in performance or continued underperformance. On the basis of this review, the Directors determined to continue to monitor the performance of certain Funds closely and concluded that the investment performance of each other Fund was acceptable.

Management Fees and Other Expenses

The Directors considered the management fee rate payable by each Fund to the Adviser and information prepared by an independent service provider (the “15(c) provider”) concerning management fee rates payable by other funds or exchange-traded funds (“ETFs”), as applicable, in the same category as the Fund or the AB ETFs, as applicable. In the case of the AB ETFs, the Directors noted that the management fee is a unitary fee and that the Adviser pays all expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The Directors recognized that it is difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds or ETFs. The Directors also considered the Adviser’s fee waivers for certain Funds. The Directors compared each Fund’s contractual management fee rate with a peer group median, and where applicable, took into account the impact on the management fee rate of

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the administrative expense reimbursement paid to the Adviser in the latest fiscal year. In the case of the ACS Funds, the Directors noted that the management fee rate is zero but also were cognizant that the Adviser is indirectly compensated by the wrap fee program sponsors that use the ACS Funds as an investment vehicle for their clients.

The Directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of each Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Funds’ Senior Vice President and noted the differences between a Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other, as applicable. The Directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the Directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The Adviser also informed the Directors that, in the case of certain Funds, there were no institutional accounts managed by the Adviser that utilize investment strategies similar to those of the Funds.

In the case of the AB ETFs, the Directors noted that the unitary fees for those Funds cover additional services provided by third parties and thus are not directly comparable to the Adviser’s institutional fee schedules and the schedules of fees for most other funds advised by the Adviser. The Adviser reviewed with the Directors the significantly greater scope of the services it provides to each Fund relative to institutional, offshore fund and sub-advised fund clients, as applicable. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, each Fund, as applicable, (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows (in the case of open-end Funds) and, in the case of the AB ETFs, demands considerably more managerial and administrative resources due to the potential for frequent creations and redemptions of shares; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Funds, and the different risk profile, the Directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

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In connection with their review of each Fund’s management fee, the Directors also considered the total expense ratio of the Fund in comparison to the medians for a peer group and a peer universe of funds or ETFs, as applicable, selected by the 15(c) provider. The Directors also considered the Adviser’s expense caps for certain Funds. The Directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to a Fund by others, and in most cases, the Adviser is responsible for paying such services under its unitary fee arrangement with the AB ETFs.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ expense ratios in certain periods. On the basis of this review, the Directors concluded that each Fund’s expense ratio was acceptable.

The Directors did not consider comparative expense information for the ACS Funds because those Funds do not bear ordinary expenses.

Economies of Scale

The Directors noted that the management fee schedules for certain Funds do not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The Directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The Directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Board meeting. The Directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The Directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The Directors observed that in the mutual fund industry as a whole, as well as among funds or ETFs, as applicable, similar to each Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The Directors also noted that the advisory agreements for many funds and ETFs do not have breakpoints at all. The Directors informed the Adviser that they would monitor the asset levels of the Funds without breakpoints and their profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warrant doing so.

The Directors did not consider the extent to which fee levels in the Advisory Agreement for the ACS Funds reflect economies of scale because that Advisory Agreement does not provide for any compensation to be paid to the Adviser by the ACS Funds and the expense ratio of each of those Funds is zero.

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Interim Advisory Agreements

In approving the Interim Advisory Agreements, the Boards, with the assistance of independent counsel, considered similar factors to those considered in approving the Proposed Agreements. The Interim Advisory Agreements approved by the Boards are identical to the Proposed Agreements, as well as the Current Agreements, in all material respects except for their proposed effective and termination dates and provisions intended to comply with the requirements of the relevant SEC rule, such as provisions requiring escrow of advisory fees. Under an Interim Advisory Agreement, the Adviser would continue to manage a Fund until a new advisory agreement was approved by stockholders or until the end of the 150-day period after termination of the Current Agreement, whichever would occur earlier. All fees earned by the Adviser under an Interim Advisory Agreement would be held in escrow pending shareholder approval of the Proposed Agreement. Upon approval of a new advisory agreement by stockholders, the escrowed management fees would be paid to the Adviser, and the Interim Advisory Agreement would terminate.

Information Regarding the Review and Approval of the Fund’s Current Advisory Agreement

The disinterested directors (the “directors”) of AB Active ETFs, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Tax-Aware Long Municipal ETF (the “Fund”) at a meeting held in-person on August 5-6, 2025 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, including the other series of the Company that are organized as exchange-traded funds (“ETFs”), their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

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The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and may from time to time propose changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements will be subject to the directors’ approval on a quarterly basis. The directors noted that the Adviser does not expect to request such reimbursements. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar year 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing profitability data for ETFs and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund. The directors recognized that it is difficult to make comparisons of profitability of the Advisory Agreement with the profitability of ETF advisory contracts for unaffiliated ETFs because comparative information is not generally publicly available and is affected by

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numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors noted that the Fund was not profitable to the Adviser in the period reviewed.

Fall-Out Benefits

The directors considered the other benefits to the Adviser from its relationship with the Fund and the money market fund advised by the Adviser in which the Fund invests. The directors recognized that the Fund’s unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting since the Fund’s inception.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Fund against a group of similar ETFs (“peer group”) and a larger group of similar ETFs (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing the Fund’s performance against a broad-based securities market index, in each case for the 1-year period ended May 31, 2025 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other ETFs in the same category as the Fund. The directors noted that the advisory fee is a unitary fee and that the Adviser pays all expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other ETFs. The directors compared the Fund’s contractual advisory fee rate against a peer group median and noted that it was lower than the median.

The Adviser informed the directors that there were no institutional accounts managed by the Adviser that utilize investment strategies similar to those of the Fund.

In connection with their review of the Fund’s advisory fee, the directors also considered the Fund’s total expense ratio in comparison to the medians for a peer group and a peer universe of ETFs selected by the 15(c) service provider.

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The Fund’s expense ratio was based on the Fund’s latest fiscal year. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others and, in most cases, the Adviser is responsible for paying for such services under its unitary fee arrangements with the Fund. The directors noted that the Fund’s expense ratio was lower than the medians. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among ETFs similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many ETFs do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset level and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

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Information Regarding the Review and Approval of the Fund’s Proposed New Advisory Agreement and Interim Advisory Agreement in the Context of a Potential Assignment

As described in more detail in the Proxy Statement for the AB Funds dated June 23, 2026, the Boards of the AB Funds, at a meeting held in-person on May 5-7, 2026, approved new advisory agreements with the Adviser (the “Proposed Agreements”) for the AB Funds, including AB Active ETFs, Inc. in respect of AB Tax-Aware Short Duration Municipal ETF (the “Fund”), in connection with an Agreement and Plan of Merger (the “Merger Agreement”) by and among Equitable Holdings, Inc. (“Equitable”) (the holder of a majority of the partnership interests in the Adviser and the indirect parent of AllianceBernstein Corporation, the general partner of the Adviser), Corebridge Financial, Inc. (“Corebridge”), and various Corebridge subsidiaries, pursuant to which Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly formed company. Because Equitable controls the Adviser, the Merger may result in an “assignment” (within the meaning of section 2(a)(4) of the Investment Company Act) of the current advisory agreements for the AB Funds, including the Fund’s current Advisory Agreement, resulting in the automatic termination of such advisory agreements.

At the same meeting, the AB Boards also considered and approved interim advisory agreements with the Adviser (the “Interim Advisory Agreements”) for the AB Funds, including the Fund, to be effective only in the event that stockholder approval of a Proposed Agreement had not been obtained as of the date of the Merger resulting in an “assignment” of the Adviser’s current advisory agreements and their automatic termination.

A discussion regarding the basis for the Boards’ approvals at the meeting held on May 5-7, 2026, is set forth below.

At a meeting of the Boards held in-person on May 5-7, 2026, the Adviser presented its recommendation that the Boards consider and approve the Proposed Agreements. The Current Agreements provide for automatic termination in the event of an assignment, and the closing of the transaction contemplated by the Merger Agreement may result in an assignment. The Proposed Agreements are being considered to take effect upon the closing, subject to stockholder approval. In connection with their approval of the Proposed Agreements, the Boards considered their conclusions in connection with their most recent approvals of the Current Agreements, in particular in cases where the last approval of a Current Agreement was relatively recent, including the Boards’ general satisfaction with the nature and quality of services being provided and, as applicable, in the case of certain Funds, actions taken or to be taken in an effort to improve investment performance or reduce expense ratios. Also in connection with their approval of the Proposed Agreements, the Boards considered a representation made to them at that time by the Adviser that there were no additional developments not already disclosed to the Boards since their most recent approvals of the Current Agreements that would be a material consideration to the Boards in

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connection with their consideration of the Proposed Agreements, except for matters disclosed to the Boards by the Adviser. The Directors considered the fact that each Proposed Agreement would have corresponding terms and conditions identical to those of the corresponding Current Agreement with the exception of the effective date and initial term under the Proposed Agreement.

The Directors considered their knowledge of the nature and quality of the services provided by the Adviser to each Fund gained from their experience as directors or trustees of registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the Directors and its responsiveness, frankness and attention to concerns raised by the Directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Funds. The Directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of each Fund.

The Directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the Directors evaluated, among other things, the reasonableness of the management fees of the Funds they oversee. The Directors did not identify any particular information that was all-important or controlling, and different Directors may have attributed different weights to the various factors. The Directors determined that the selection of the Adviser to manage the Funds, and the overall arrangements between the Funds and the Adviser, as provided in the Proposed Agreements, including the management fees, were fair and reasonable in light of the services performed under the Current Agreements and to be performed under the Proposed Agreements, expenses incurred and to be incurred and such other matters as the Directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the Directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The Directors considered the scope and quality of services to be provided by the Adviser under the Proposed Agreements, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Funds. They also considered the information that had been provided to them by the Adviser concerning the anticipated implementation of the Merger Agreement and the Adviser’s representation that it did not anticipate that such implementation would affect the management or structure of the Adviser, have a material adverse effect on the Adviser, or adversely affect the quality of the services provided to the Funds by the Adviser and its affiliates. The Directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the Directors’ consideration. They also noted the professional experience and qualifications of each Fund’s

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portfolio management team and other senior personnel of the Adviser. The Directors also considered that certain Proposed Agreements, similar to the corresponding Current Agreements, provide that the Funds will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Funds by employees of the Adviser or its affiliates, and that the Adviser receives similar reimbursements from AMMAF pursuant to a separate Administrative Reimbursement Agreement. Requests for these reimbursements are made on a quarterly basis and subject to approval by the Directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Funds to the Adviser than the fee rate stated in the Proposed Agreements. The Directors noted that the Adviser did not request any reimbursements from certain Funds in the Funds’ latest fiscal year reviewed and that, in the case of the AB ETFs, the Adviser does not expect to request such reimbursements. The Directors noted that the methodology to be used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the Directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Funds’ other service providers, also was considered. The Directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to each Fund under the Proposed Agreement for the Fund.

Costs of Services to be Provided and Profitability

The Directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2024 and 2025, as applicable, that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the Directors. The Directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The Directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with a Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund, as applicable. The Directors recognized that it is difficult to make comparisons of the profitability of the Proposed Agreements with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The Directors focused on the profitability of the Adviser’s relationship with each Fund before taxes and distribution expenses, as applicable. The Directors noted that certain Funds were not profitable to the Adviser in one or more periods reviewed. The Directors concluded that the Adviser’s level of profitability from its relationship with the other Funds was not unreasonable. The Directors were unable to consider historical information about the profitability of certain Funds that had recently commenced operations and for which historical profitability information was not available. The Adviser agreed to provide the Directors with profitability information in connection with future proposed continuances of the Proposed Agreements.

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Fall-Out Benefits

The Directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the money market fund or other underlying funds advised by the Adviser in which the Funds invests, as applicable, including, but not limited to, as applicable, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients) in the case of certain Funds; 12b-1 fees and sales charges received by the principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the shares of most of the Funds; brokerage commissions paid by certain Funds to brokers affiliated with the Adviser; and transfer agency fees paid by most of the Funds to a wholly owned subsidiary of the Adviser. The Directors recognized that the Adviser’s profitability would be somewhat lower, and that a Fund’s unprofitability to the Adviser would be exacerbated, without these benefits. The Directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the Directors in connection with the Board meeting at which the Proposed Agreements were approved, the Directors receive detailed performance information for the Funds at each regular Board meeting during the year.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ underperformance in certain periods. The Directors also reviewed updated performance information and, in some cases, discussed with the Adviser the reasons for changes in performance or continued underperformance. On the basis of this review, the Directors determined to continue to monitor the performance of certain Funds closely and concluded that the investment performance of each other Fund was acceptable.

Management Fees and Other Expenses

The Directors considered the management fee rate payable by each Fund to the Adviser and information prepared by an independent service provider (the “15(c) provider”) concerning management fee rates payable by other funds or exchange-traded funds (“ETFs”), as applicable, in the same category as the Fund or the AB ETFs, as applicable. In the case of the AB ETFs, the Directors noted that the management fee is a unitary fee and that the Adviser pays all expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The Directors recognized that it is difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds or ETFs. The Directors also considered the Adviser’s fee waivers for certain Funds. The Directors compared each Fund’s contractual management fee rate with a peer group median, and where applicable, took into account the impact on the management fee rate of

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the administrative expense reimbursement paid to the Adviser in the latest fiscal year. In the case of the ACS Funds, the Directors noted that the management fee rate is zero but also were cognizant that the Adviser is indirectly compensated by the wrap fee program sponsors that use the ACS Funds as an investment vehicle for their clients.

The Directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of each Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Funds’ Senior Vice President and noted the differences between a Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other, as applicable. The Directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the Directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The Adviser also informed the Directors that, in the case of certain Funds, there were no institutional accounts managed by the Adviser that utilize investment strategies similar to those of the Funds.

In the case of the AB ETFs, the Directors noted that the unitary fees for those Funds cover additional services provided by third parties and thus are not directly comparable to the Adviser’s institutional fee schedules and the schedules of fees for most other funds advised by the Adviser. The Adviser reviewed with the Directors the significantly greater scope of the services it provides to each Fund relative to institutional, offshore fund and sub-advised fund clients, as applicable. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, each Fund, as applicable, (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows (in the case of open-end Funds) and, in the case of the AB ETFs, demands considerably more managerial and administrative resources due to the potential for frequent creations and redemptions of shares; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Funds, and the different risk profile, the Directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

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In connection with their review of each Fund’s management fee, the Directors also considered the total expense ratio of the Fund in comparison to the medians for a peer group and a peer universe of funds or ETFs, as applicable, selected by the 15(c) provider. The Directors also considered the Adviser’s expense caps for certain Funds. The Directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to a Fund by others, and in most cases, the Adviser is responsible for paying such services under its unitary fee arrangement with the AB ETFs.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ expense ratios in certain periods. On the basis of this review, the Directors concluded that each Fund’s expense ratio was acceptable.

The Directors did not consider comparative expense information for the ACS Funds because those Funds do not bear ordinary expenses.

Economies of Scale

The Directors noted that the management fee schedules for certain Funds do not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The Directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The Directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Board meeting. The Directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The Directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The Directors observed that in the mutual fund industry as a whole, as well as among funds or ETFs, as applicable, similar to each Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The Directors also noted that the advisory agreements for many funds and ETFs do not have breakpoints at all. The Directors informed the Adviser that they would monitor the asset levels of the Funds without breakpoints and their profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warrant doing so.

The Directors did not consider the extent to which fee levels in the Advisory Agreement for the ACS Funds reflect economies of scale because that Advisory Agreement does not provide for any compensation to be paid to the Adviser by the ACS Funds and the expense ratio of each of those Funds is zero.

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Interim Advisory Agreements

In approving the Interim Advisory Agreements, the Boards, with the assistance of independent counsel, considered similar factors to those considered in approving the Proposed Agreements. The Interim Advisory Agreements approved by the Boards are identical to the Proposed Agreements, as well as the Current Agreements, in all material respects except for their proposed effective and termination dates and provisions intended to comply with the requirements of the relevant SEC rule, such as provisions requiring escrow of advisory fees. Under an Interim Advisory Agreement, the Adviser would continue to manage a Fund until a new advisory agreement was approved by stockholders or until the end of the 150-day period after termination of the Current Agreement, whichever would occur earlier. All fees earned by the Adviser under an Interim Advisory Agreement would be held in escrow pending shareholder approval of the Proposed Agreement. Upon approval of a new advisory agreement by stockholders, the escrowed management fees would be paid to the Adviser, and the Interim Advisory Agreement would terminate.

Information Regarding the Review and Approval of the Fund’s Current Advisory Agreement

The disinterested directors (the “directors”) of AB Active ETFs, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Tax-Aware Short Duration Municipal ETF (the “Fund”) at a meeting held in-person on August 5-6, 2025 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, including the other series of the Company that are organized as exchange-traded funds (“ETFs”), their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

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The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and may from time to time propose changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements will be subject to the directors’ approval on a quarterly basis. The directors noted that the Adviser does not expect to request such reimbursements. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2023 and 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted that the assumptions and methods of allocation used by the Adviser in preparing profitability data for ETFs and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of ETF advisory contracts for unaffiliated ETFs because comparative information is not generally publicly

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available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors noted that the Fund was not profitable to the Adviser in the periods reviewed.

Fall-Out Benefits

The directors considered the other benefits to the Adviser from its relationship with the Fund and the money market fund advised by the Adviser in which the Fund invests. The directors recognized that the Fund’s unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting since the Fund’s inception.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the Fund’s performance against a group of similar ETFs (“peer group”) and a larger group of similar ETFs (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing the Fund’s performance against a broad-based securities market index, in each case for the 1-year period ended May 31, 2025 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other ETFs in the same category as the Fund. The directors noted that the advisory fee is a unitary fee and that the Adviser pays all expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other ETFs. The directors compared the Fund’s contractual advisory fee rate against a peer group median and noted that it was close to the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the

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Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with that for another fund advised by the Adviser utilizing similar investment strategies.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional clients. In this regard, the Adviser noted, among other things, that, compared to institutional accounts, the Fund (i) demands considerably more managerial and administrative resources due to the potential for frequent creations and redemptions of shares; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations. The directors noted that the unitary fee for the Fund covers additional services provided by third parties and thus is not directly comparable to the Adviser’s institutional fee schedule and the schedule of fees for most other funds advised by the Adviser.

In connection with their review of the Fund’s advisory fee, the directors also considered the Fund’s total expense ratio in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Fund’s expense ratio was based on the Fund’s latest fiscal year. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others, and in most cases, the Adviser is responsible for paying for such services under its unitary fee arrangement with the Fund. The directors noted that the Fund’s expense ratio was close to the median of a peer group and above the median of a peer universe. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale

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may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among ETFs similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many ETFs do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset level and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

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Information Regarding the Review and Approval of the Fund’s Proposed New Advisory Agreement and Interim Advisory Agreement in the Context of a Potential Assignment

As described in more detail in the Proxy Statement for the AB Funds dated June 23, 2026, the Boards of the AB Funds, at a meeting held in-person on May 5-7, 2026, approved new advisory agreements with the Adviser (the “Proposed Agreements”) for the AB Funds, including AB Active ETFs, Inc. in respect of AB Ultra Short Income ETF (the “Fund”), in connection with an Agreement and Plan of Merger (the “Merger Agreement”) by and among Equitable Holdings, Inc. (“Equitable”) (the holder of a majority of the partnership interests in the Adviser and the indirect parent of AllianceBernstein Corporation, the general partner of the Adviser), Corebridge Financial, Inc. (“Corebridge”), and various Corebridge subsidiaries, pursuant to which Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly formed company. Because Equitable controls the Adviser, the Merger may result in an “assignment” (within the meaning of section 2(a)(4) of the Investment Company Act) of the current advisory agreements for the AB Funds, including the Fund’s current Advisory Agreement, resulting in the automatic termination of such advisory agreements.

At the same meeting, the AB Boards also considered and approved interim advisory agreements with the Adviser (the “Interim Advisory Agreements”) for the AB Funds, including the Fund, to be effective only in the event that stockholder approval of a Proposed Agreement had not been obtained as of the date of the Merger resulting in an “assignment” of the Adviser’s current advisory agreements and their automatic termination.

A discussion regarding the basis for the Boards’ approvals at the meeting held on May 5-7, 2026, is set forth below.

At a meeting of the Boards held in-person on May 5-7, 2026, the Adviser presented its recommendation that the Boards consider and approve the Proposed Agreements. The Current Agreements provide for automatic termination in the event of an assignment, and the closing of the transaction contemplated by the Merger Agreement may result in an assignment. The Proposed Agreements are being considered to take effect upon the closing, subject to stockholder approval. In connection with their approval of the Proposed Agreements, the Boards considered their conclusions in connection with their most recent approvals of the Current Agreements, in particular in cases where the last approval of a Current Agreement was relatively recent, including the Boards’ general satisfaction with the nature and quality of services being provided and, as applicable, in the case of certain Funds, actions taken or to be taken in an effort to improve investment performance or reduce expense ratios. Also in connection with their approval of the Proposed Agreements, the Boards considered a representation made to them at that time by the Adviser that there were no additional developments not already disclosed to the Boards since their most recent approvals of the Current Agreements that would be a material consideration to the Boards in

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connection with their consideration of the Proposed Agreements, except for matters disclosed to the Boards by the Adviser. The Directors considered the fact that each Proposed Agreement would have corresponding terms and conditions identical to those of the corresponding Current Agreement with the exception of the effective date and initial term under the Proposed Agreement.

The Directors considered their knowledge of the nature and quality of the services provided by the Adviser to each Fund gained from their experience as directors or trustees of registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the Directors and its responsiveness, frankness and attention to concerns raised by the Directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Funds. The Directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of each Fund.

The Directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the Directors evaluated, among other things, the reasonableness of the management fees of the Funds they oversee. The Directors did not identify any particular information that was all-important or controlling, and different Directors may have attributed different weights to the various factors. The Directors determined that the selection of the Adviser to manage the Funds, and the overall arrangements between the Funds and the Adviser, as provided in the Proposed Agreements, including the management fees, were fair and reasonable in light of the services performed under the Current Agreements and to be performed under the Proposed Agreements, expenses incurred and to be incurred and such other matters as the Directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the Directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The Directors considered the scope and quality of services to be provided by the Adviser under the Proposed Agreements, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Funds. They also considered the information that had been provided to them by the Adviser concerning the anticipated implementation of the Merger Agreement and the Adviser’s representation that it did not anticipate that such implementation would affect the management or structure of the Adviser, have a material adverse effect on the Adviser, or adversely affect the quality of the services provided to the Funds by the Adviser and its affiliates. The Directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the Directors’ consideration. They also noted the professional experience and qualifications of each Fund’s

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portfolio management team and other senior personnel of the Adviser. The Directors also considered that certain Proposed Agreements, similar to the corresponding Current Agreements, provide that the Funds will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Funds by employees of the Adviser or its affiliates, and that the Adviser receives similar reimbursements from AMMAF pursuant to a separate Administrative Reimbursement Agreement. Requests for these reimbursements are made on a quarterly basis and subject to approval by the Directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Funds to the Adviser than the fee rate stated in the Proposed Agreements. The Directors noted that the Adviser did not request any reimbursements from certain Funds in the Funds’ latest fiscal year reviewed and that, in the case of the AB ETFs, the Adviser does not expect to request such reimbursements. The Directors noted that the methodology to be used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the Directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Funds’ other service providers, also was considered. The Directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to each Fund under the Proposed Agreement for the Fund.

Costs of Services to be Provided and Profitability

The Directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2024 and 2025, as applicable, that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the Directors. The Directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The Directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with a Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund, as applicable. The Directors recognized that it is difficult to make comparisons of the profitability of the Proposed Agreements with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The Directors focused on the profitability of the Adviser’s relationship with each Fund before taxes and distribution expenses, as applicable. The Directors noted that certain Funds were not profitable to the Adviser in one or more periods reviewed. The Directors concluded that the Adviser’s level of profitability from its relationship with the other Funds was not unreasonable. The Directors were unable to consider historical information about the profitability of certain Funds that had recently commenced operations and for which historical profitability information was not available. The Adviser agreed to provide the Directors with profitability information in connection with future proposed continuances of the Proposed Agreements.

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Fall-Out Benefits

The Directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the money market fund or other underlying funds advised by the Adviser in which the Funds invests, as applicable, including, but not limited to, as applicable, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients) in the case of certain Funds; 12b-1 fees and sales charges received by the principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the shares of most of the Funds; brokerage commissions paid by certain Funds to brokers affiliated with the Adviser; and transfer agency fees paid by most of the Funds to a wholly owned subsidiary of the Adviser. The Directors recognized that the Adviser’s profitability would be somewhat lower, and that a Fund’s unprofitability to the Adviser would be exacerbated, without these benefits. The Directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the Directors in connection with the Board meeting at which the Proposed Agreements were approved, the Directors receive detailed performance information for the Funds at each regular Board meeting during the year.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ underperformance in certain periods. The Directors also reviewed updated performance information and, in some cases, discussed with the Adviser the reasons for changes in performance or continued underperformance. On the basis of this review, the Directors determined to continue to monitor the performance of certain Funds closely and concluded that the investment performance of each other Fund was acceptable.

Management Fees and Other Expenses

The Directors considered the management fee rate payable by each Fund to the Adviser and information prepared by an independent service provider (the “15(c) provider”) concerning management fee rates payable by other funds or exchange-traded funds (“ETFs”), as applicable, in the same category as the Fund or the AB ETFs, as applicable. In the case of the AB ETFs, the Directors noted that the management fee is a unitary fee and that the Adviser pays all expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The Directors recognized that it is difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds or ETFs. The Directors also considered the Adviser’s fee waivers for certain Funds. The Directors compared each Fund’s contractual management fee rate with a peer group median, and where applicable, took into account the impact on the management fee rate of

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the administrative expense reimbursement paid to the Adviser in the latest fiscal year. In the case of the ACS Funds, the Directors noted that the management fee rate is zero but also were cognizant that the Adviser is indirectly compensated by the wrap fee program sponsors that use the ACS Funds as an investment vehicle for their clients.

The Directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of each Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Funds’ Senior Vice President and noted the differences between a Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other, as applicable. The Directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the Directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The Adviser also informed the Directors that, in the case of certain Funds, there were no institutional accounts managed by the Adviser that utilize investment strategies similar to those of the Funds.

In the case of the AB ETFs, the Directors noted that the unitary fees for those Funds cover additional services provided by third parties and thus are not directly comparable to the Adviser’s institutional fee schedules and the schedules of fees for most other funds advised by the Adviser. The Adviser reviewed with the Directors the significantly greater scope of the services it provides to each Fund relative to institutional, offshore fund and sub-advised fund clients, as applicable. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, each Fund, as applicable, (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows (in the case of open-end Funds) and, in the case of the AB ETFs, demands considerably more managerial and administrative resources due to the potential for frequent creations and redemptions of shares; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Funds, and the different risk profile, the Directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

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In connection with their review of each Fund’s management fee, the Directors also considered the total expense ratio of the Fund in comparison to the medians for a peer group and a peer universe of funds or ETFs, as applicable, selected by the 15(c) provider. The Directors also considered the Adviser’s expense caps for certain Funds. The Directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to a Fund by others, and in most cases, the Adviser is responsible for paying such services under its unitary fee arrangement with the AB ETFs.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ expense ratios in certain periods. On the basis of this review, the Directors concluded that each Fund’s expense ratio was acceptable.

The Directors did not consider comparative expense information for the ACS Funds because those Funds do not bear ordinary expenses.

Economies of Scale

The Directors noted that the management fee schedules for certain Funds do not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The Directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The Directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Board meeting. The Directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The Directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The Directors observed that in the mutual fund industry as a whole, as well as among funds or ETFs, as applicable, similar to each Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The Directors also noted that the advisory agreements for many funds and ETFs do not have breakpoints at all. The Directors informed the Adviser that they would monitor the asset levels of the Funds without breakpoints and their profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warrant doing so.

The Directors did not consider the extent to which fee levels in the Advisory Agreement for the ACS Funds reflect economies of scale because that Advisory Agreement does not provide for any compensation to be paid to the Adviser by the ACS Funds and the expense ratio of each of those Funds is zero.

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Interim Advisory Agreements

In approving the Interim Advisory Agreements, the Boards, with the assistance of independent counsel, considered similar factors to those considered in approving the Proposed Agreements. The Interim Advisory Agreements approved by the Boards are identical to the Proposed Agreements, as well as the Current Agreements, in all material respects except for their proposed effective and termination dates and provisions intended to comply with the requirements of the relevant SEC rule, such as provisions requiring escrow of advisory fees. Under an Interim Advisory Agreement, the Adviser would continue to manage a Fund until a new advisory agreement was approved by stockholders or until the end of the 150-day period after termination of the Current Agreement, whichever would occur earlier. All fees earned by the Adviser under an Interim Advisory Agreement would be held in escrow pending shareholder approval of the Proposed Agreement. Upon approval of a new advisory agreement by stockholders, the escrowed management fees would be paid to the Adviser, and the Interim Advisory Agreement would terminate.

Information Regarding the Review and Approval of the Fund’s Current Advisory Agreement

The disinterested directors (the “directors”) of AB Active ETFs, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Ultra Short Income ETF (the “Fund”) at a meeting held in-person on August 5-6, 2025 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, including the other series of the Company that are organized as exchange-traded funds (“ETFs”), their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

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The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and may from time to time propose changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements will be subject to the directors’ approval on a quarterly basis. The directors noted that the Adviser does not expect to request such reimbursements. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2023 and 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted that the assumptions and methods of allocation used by the Adviser in preparing profitability data for ETFs and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of ETF advisory contracts for unaffiliated ETFs because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund

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before taxes and distribution expenses. The directors noted that the Fund was not profitable to the Adviser in the periods reviewed.

Fall-Out Benefits

The directors considered the other benefits to the Adviser from its relationship with the Fund and the money market fund advised by the Adviser in which the Fund invests. The directors recognized that the Fund’s unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting since the Fund’s inception.

At the Meeting, the directors reviewed information prepared by an independent service provider (the “15(c) service provider”), showing the Fund’s performance against a group of similar ETFs (“peer group”) and a larger group of similar ETFs (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing the Fund’s performance against a broad-based securities market index, in each case for the 1-year period ended May 31, 2025 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other ETFs in the same category as the Fund. The directors noted that the advisory fee is a unitary fee and that the Adviser pays all expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other ETFs. The directors compared the Fund’s contractual advisory fee rate against a peer group median and discussed with the Adviser the reasons it was above the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

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The directors noted that the unitary fee for the Fund covers additional services provided by third parties and thus is not directly comparable to the Adviser’s institutional fee schedule and the schedule of fees for most other funds advised by the Adviser. The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional clients. In this regard, the Adviser noted, among other things, that, compared to institutional accounts, the Fund (i) demands considerably more managerial and administrative resources due to the potential for frequent creations and redemptions of shares; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the Fund’s total expense ratio in comparison to the medians for a peer group and a peer universe of ETFs selected by the 15(c) service provider. The Fund’s expense ratio was based on the Fund’s latest fiscal year. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others, and in most cases, the Adviser is responsible for paying for such services under its unitary fee arrangement with the Fund. The directors noted that the Fund’s expense ratio was close to the median of a peer group and higher than the median of a peer universe. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components

ABFunds.com	AB Active ETFs, Inc. 633

of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among ETFs similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many ETFs do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset level and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

634 AB Active ETFs, Inc.	ABFunds.com

NOTES

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NOTES

636 AB Active ETFs, Inc.	ABFunds.com

AB ACTIVE ETFS, INC.

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

ETF-FI-0152-0526

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no disagreements with accountants during the reporting period.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no shareholder meetings during the reporting period.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Aggregate remuneration paid to all Directors and advisory board members are included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Statement regarding basis for Approval of Investment Advisory Contract included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the registrant.

ITEM 19. EXHIBITS

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

19(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Active ETFs, Inc.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	July 29, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	July 29, 2026

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date:	July 29, 2026